Due to size constraints, this filing is being made in 2 related submissions.  This submission is the second of the 2 related submissions.  The accession number of the previous related submission is as follows:  0000898745-11-000456

CLASS A, B, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

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MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

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CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

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MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

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Letter from the President	1
Financial Statements	2
Notes to Financial Statements	47
Schedules of Investments	73
Financial Highlights	181
Shareholder Expense Example	207
Supplemental Information	210

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Six months ago (October 2010), we were experiencing a market rally that carried into 2011 and was still in place as of the date of this report (April 30, 2011), despite a series of international events that dominated the news. From Japan’s massive March 11, 2011 earthquake to geopolitical turmoil in the Middle East and North Africa to continued economic concerns in the Europe, the gravity of these events had the potential to impact both international and domestic stock markets. Yet markets remained resilient, posting solid gains: For the one-year period ending April 30, 2011, U.S. and international stocks (in both emerging and developed markets) delivered double-digit positive returns.1, 2 Though its pace has moderated somewhat in 2011, global economic activity continues to grow. In terms of your portfolio, we encourage you to maintain a diversified investment program, especially in light of the heightened market volatility during recent years. While historical results do not predict what will happen in the future, U.S. and international stock returns during recent quarters illustrate why diversification is important. For the second and third quarters of 2010, emerging-market stocks handily outperformed U.S. stocks as well as international stocks in developed markets. However, in the next two quarters (fourth quarter of 2010 and first quarter of 2011), U.S. stocks took the lead, significantly outperforming international stocks in both emerging and developed markets.2 To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is diversified across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.3

Investments to help you reach for your goals

To help you achieve your financial goals, we offer funds covering a wide range of investment needs and levels of risk, for all stages in life — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). We also offer investments structured to potentially provide income you can use today (for example, to help meet monthly income needs if you are already retired).

Within our fund family, you have clear choices for diversifying your portfolio. You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4 Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO
Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

1 International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.

2 Returns: U.S. equities: Russell 3000 Index; emerging int’l markets: MSCI EM Index; developed int’l markets: MSCI EAFE Index 3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results. 4 Source: FRC Quarterly LifeCycle Report, March 31, 2011

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

			Disciplined
	Bond & Mortgage	California	LargeCap
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund	Blend Fund
Investment in securities--at cost	$ 2,133,162	$ 237,299	$ 249,977
Foreign currency--at cost	$ 170	$ –	$ –
Assets
Investment in securities--at value	$ 2,139,913	$ 228,564	$ 287,448
Foreign currency--at value	177	–	–
Cash	6,864	30	41
Receivables:
Dividends and interest	14,437	3,237	182
Expense reimbursement from Manager	13	1	3
Expense reimbursement from Distributor	25	–	–
Foreign currency contracts	4	–	–
Fund shares sold	6,317	634	64
Investment securities sold	32,605	–	568
Swap premiums paid	475	–	–
Unrealized gain on swap agreements	168	–	–
Variation margin on futures contracts	29	–	–
Other assets	11	–	5
Total Assets	2,201,038	232,466	288,311
Liabilities
Accrued management and investment advisory fees	834	88	139
Accrued administrative service fees	10	–	1
Accrued distribution fees	132	53	59
Accrued service fees	35	–	2
Accrued transfer agent fees	194	31	209
Accrued directors' expenses	3	1	–
Accrued other expenses	30	13	97
Payables:
Dividends payable	5,971	903	–
Foreign currency contracts	133	–	–
Fund shares redeemed	800	490	503
Interest expense and fees payable	–	34	–
Investment securities purchased	228,952	–	–
Line of credit	–	–	570
Swap premiums received	4,101	–	–
Unrealized loss on swap agreements	3,394	–	–
Floating rate notes issued	–	15,330	–
Total Liabilities	244,589	16,943	1,580
Net Assets Applicable to Outstanding Shares	$ 1,956,449	$ 215,523	$ 286,731
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,136,666	$ 267,790	$ 701,996
Accumulated undistributed (overdistributed) net investment income (loss)	6,119	753	(484)
Accumulated undistributed (overdistributed) net realized gain (loss)	(190,078)	(44,285)	(452,252)
Net unrealized appreciation (depreciation) of investments	3,862	(8,735)	37,471
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(120)	–	–
Total Net Assets	$ 1,956,449	$ 215,523	$ 286,731
Capital Stock (par value: $.01 a share):
Shares authorized	720,000	300,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 130,374	$ 201,004	$ 221,596
Shares Issued and Outstanding	12,312	21,836	17,041
Net Asset Value per share	$ 10.59	$ 9.21	$ 13.00
Maximum Offering Price	$ 11.00	$ 9.57	$ 13.76
Class B: Net Assets	$ 7,926	$ 5,150	$ 11,803
Shares Issued and Outstanding	747	560	918
Net Asset Value per share	$ 10.61 (a)	$ 9.20(a)	$ 12.86 (a)
Class C: Net Assets	$ 5,697	$ 9,369	$ 2,511
Shares Issued and Outstanding	538	1,016	195
Net Asset Value per share	$ 10.59 (a)	$ 9.22(a)	$ 12.88 (a)
Class J: Net Assets	$ 201,795	N/A	N/A
Shares Issued and Outstanding	18,951
Net Asset Value per share	$ 10.65 (a)
Institutional: Net Assets	$ 1,440,620	N/A	$ 40,483
Shares Issued and Outstanding	136,111		3,124
Net Asset Value per share	$ 10.58		$ 12.96
R-1: Net Assets	$ 10,355	N/A	$ 1,313
Shares Issued and Outstanding	979		102
Net Asset Value per share	$ 10.58		$ 12.91
R-2: Net Assets	$ 21,036	N/A	$ 1,030
Shares Issued and Outstanding	2,004		80
Net Asset Value per share	$ 10.50		$ 12.83
R-3: Net Assets	$ 41,348	N/A	$ 5,740
Shares Issued and Outstanding	3,926		446
Net Asset Value per share	$ 10.53		$ 12.87
R-4: Net Assets	$ 33,298	N/A	$ 808
Shares Issued and Outstanding	3,111		62
Net Asset Value per share	$ 10.70		$ 13.06
R-5: Net Assets	$ 64,000	N/A	$ 1,447
Shares Issued and Outstanding	6,071		112
Net Asset Value per share	$ 10.54		$ 12.92

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Diversified	Equity	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Income Fund	Income Fund
Investment in securities--at cost	$ 1,724,816	$ 2,962,651	$ 2,231,785
Foreign currency--at cost	$ 2,330	$ –	$ 178
Assets
Investment in securities--at value	$ 2,137,305	$ 3,657,379	$ 2,364,282
Foreign currency--at value	2,353	–	180
Cash	411	103	18,251
Receivables:
Dividends and interest	8,562	6,525	31,083
Expense reimbursement from Manager	4	–	–
Expense reimbursement from Distributor	23	–	–
Fund shares sold	1,334	4,793	39,526
Investment securities sold	27,733	–	12,970
Other assets	5	2	–
Prepaid directors' expenses	–	2	7
Prepaid transfer agent fees	–	–	84
Prepaid expenses	–	–	137
Total Assets	2,177,730	3,668,804	2,466,520
Liabilities
Accrued management and investment advisory fees	1,484	1,495	1,456
Accrued administrative service fees	11	2	–
Accrued distribution fees	178	327	728
Accrued service fees	49	9	–
Accrued transfer agent fees	386	480	–
Accrued directors' expenses	1	–	–
Accrued other expenses	372	217	–
Payables:
Dividends payable	–	–	9,604
Fund shares redeemed	608	1,644	3,561
Investment securities purchased	26,462	–	37,504
Total Liabilities	29,551	4,174	52,853
Net Assets Applicable to Outstanding Shares	$ 2,148,179	$ 3,664,630	$ 2,413,667
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,276,586	$ 3,599,029	$ 2,262,184
Accumulated undistributed (overdistributed) net investment income (loss)	8,169	19,361	2,275
Accumulated undistributed (overdistributed) net realized gain (loss)	(549,279)	(648,488)	16,698
Net unrealized appreciation (depreciation) of investments	412,489	694,728	132,497
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	214	–	13
Total Net Assets	$ 2,148,179	$ 3,664,630	$ 2,413,667
Capital Stock (par value: $.01 a share):
Shares authorized	1,010,000	930,000	475,000
Net Asset Value Per Share:
Class A: Net Assets	$ 294,011	$ 687,704	$ 1,249,665
Shares Issued and Outstanding	26,717	36,427	90,418
Net Asset Value per share	$ 11.00	$ 18.88	$ 13.82
Maximum Offering Price	$ 11.64	$ 19.98	$ 14.36
Class B: Net Assets	$ 16,620	$ 111,296	N/A
Shares Issued and Outstanding	1,509	5,949
Net Asset Value per share	$ 11.01 (a)	$ 18.71(a)
Class C: Net Assets	$ 12,651	$ 114,001	$ 616,268
Shares Issued and Outstanding	1,149	6,159	44,741
Net Asset Value per share	$ 11.01 (a)	$ 18.51(a)	$ 13.77 (a)
Class J: Net Assets	$ 195,445	N/A	N/A
Shares Issued and Outstanding	17,935
Net Asset Value per share	$ 10.90 (a)
Class P: Net Assets	$ 65	$ 1,905	$ 33,610
Shares Issued and Outstanding	6	101	2,440
Net Asset Value per share	$ 10.96	$ 18.89	$ 13.77
Institutional: Net Assets	$ 1,380,537	$ 2,702,437	$ 514,124
Shares Issued and Outstanding	125,883	143,012	37,312
Net Asset Value per share	$ 10.97	$ 18.90	$ 13.78
R-1: Net Assets	$ 10,066	$ 2,180	N/A
Shares Issued and Outstanding	920	116
Net Asset Value per share	$ 10.94	$ 18.83
R-2: Net Assets	$ 18,438	$ 2,260	N/A
Shares Issued and Outstanding	1,693	120
Net Asset Value per share	$ 10.89	$ 18.88
R-3: Net Assets	$ 71,531	$ 18,917	N/A
Shares Issued and Outstanding	6,533	1,004
Net Asset Value per share	$ 10.95	$ 18.84
R-4: Net Assets	$ 53,139	$ 6,228	N/A
Shares Issued and Outstanding	4,789	330
Net Asset Value per share	$ 11.10	$ 18.87
R-5: Net Assets	$ 95,676	$ 17,702	N/A
Shares Issued and Outstanding	8,640	937
Net Asset Value per share	$ 11.07	$ 18.89

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Government &
	Global Real Estate	High Quality
Amounts in thousands, except per share amounts	Securities Fund	Bond Fund	High Yield Fund
Investment in securities--at cost	$ 162,963	$ 1,677,115	$ 3,289,123
Investment in affiliated securities--at cost	$ –	$ –	$ 23,687
Foreign currency--at cost	$ 2,787	$ –	$ –
Assets
Investment in securities--at value	$ 177,918	$ 1,726,023	$ 3,423,087
Investment in affiliated securities--at value	–	–	30,278
Foreign currency--at value	2,868	–	–
Cash	2,381	–	12,795
Receivables:
Dividends and interest	264	6,946	59,433
Expense reimbursement from Manager	3	16	19
Expense reimbursement from Distributor	–	46	–
Foreign currency contracts	390	–	–
Fund shares sold	198	7,573	31,121
Investment securities sold	2,362	73	49,456
Other assets	–	19	–
Prepaid directors' expenses	1	–	–
Total Assets	186,385	1,740,696	3,606,189
Liabilities
Accrued management and investment advisory fees	126	680	1,455
Accrued administrative service fees	–	3	–
Accrued distribution fees	5	208	924
Accrued service fees	–	10	–
Accrued transfer agent fees	1	202	776
Accrued directors' expenses	–	2	8
Accrued other expenses	32	34	427
Cash overdraft	–	34	–
Payables:
Dividends payable	–	5,374	19,969
Foreign currency contracts	395	–	–
Fund shares redeemed	11	2,586	13,906
Investment securities purchased	4,613	68,970	67,023
Total Liabilities	5,183	78,103	104,488
Net Assets Applicable to Outstanding Shares	$ 181,202	$ 1,662,593	$ 3,501,701
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 166,754	$ 1,707,243	$ 3,263,122
Accumulated undistributed (overdistributed) net investment income (loss)	(383)	(5,139)	37
Accumulated undistributed (overdistributed) net realized gain (loss)	(184)	(88,419)	97,936
Net unrealized appreciation (depreciation) of investments	14,955	48,908	140,555
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	60	–	51
Total Net Assets	$ 181,202	$ 1,662,593	$ 3,501,701
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	955,000	1,050,000
Net Asset Value Per Share:
Class A: Net Assets	$ 15,434	$ 395,937	$ 2,135,407
Shares Issued and Outstanding	2,039	35,714	260,885
Net Asset Value per share	$ 7.57	$ 11.09	$ 8.19
Maximum Offering Price	$ 8.01	$ 11.35	$ 8.51
Class B: Net Assets	N/A	$ 21,939	$ 65,680
Shares Issued and Outstanding		1,980	7,984
Net Asset Value per share		$ 11.08(a)	$ 8.23 (a)
Class C: Net Assets	$ 2,523	$ 71,176	$ 532,486
Shares Issued and Outstanding	340	6,427	64,614
Net Asset Value per share	$ 7.43 (a)	$ 11.07(a)	$ 8.24 (a)
Class J: Net Assets	N/A	$ 112,248	N/A
Shares Issued and Outstanding		10,113
Net Asset Value per share		$ 11.10(a)
Class P: Net Assets	$ 7,969	$ 1,134	$ 25,590
Shares Issued and Outstanding	1,001	102	3,126
Net Asset Value per share	$ 7.96	$ 11.10	$ 8.19
Institutional: Net Assets	$ 155,276	$ 1,009,684	$ 742,538
Shares Issued and Outstanding	19,503	91,039	91,052
Net Asset Value per share	$ 7.96	$ 11.09	$ 8.16
R-1: Net Assets	N/A	$ 3,158	N/A
Shares Issued and Outstanding		285
Net Asset Value per share		$ 11.10
R-2: Net Assets	N/A	$ 7,911	N/A
Shares Issued and Outstanding		713
Net Asset Value per share		$ 11.10
R-3: Net Assets	N/A	$ 17,778	N/A
Shares Issued and Outstanding		1,603
Net Asset Value per share		$ 11.09
R-4: Net Assets	N/A	$ 7,068	N/A
Shares Issued and Outstanding		637
Net Asset Value per share		$ 11.10
R-5: Net Assets	N/A	$ 14,560	N/A
Shares Issued and Outstanding		1,312
Net Asset Value per share		$ 11.10

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands, except per share amounts	Income Fund	Protection Fund	Markets Fund
Investment in securities--at cost	$ 1,377,413	$ 608,578	$ 1,409,747
Foreign currency--at cost	$ –	$ –	$ 4,674
Assets
Investment in securities--at value	$ 1,447,987	$ 622,127	$ 1,778,326
Foreign currency--at value	–	–	4,701
Cash	386	98,387	2,330
Receivables:
Dividends and interest	17,404	2,635	5,012
Expense reimbursement from Manager	5	–	1
Expense reimbursement from Distributor	5	1	26
Fund shares sold	7,634	3,524	1,143
Investment securities sold	–	105	13,381
Unrealized gain on swap agreements	–	397	–
Variation margin on futures contracts	–	13	–
Total Assets	1,473,421	727,189	1,804,920
Liabilities
Accrued management and investment advisory fees	592	228	1,701
Accrued administrative service fees	–	1	8
Accrued distribution fees	139	12	151
Accrued service fees	2	1	28
Accrued transfer agent fees	118	12	224
Accrued directors' expenses	1	–	1
Accrued other expenses	37	2	632
Payables:
Dividends payable	6,150	2,885	–
Fund shares redeemed	958	75	1,301
Investment securities purchased	2,009	–	15,457
Unrealized loss on swap agreements	–	307	–
Variation margin on futures contracts	–	71	–
Total Liabilities	10,006	3,594	19,503
Net Assets Applicable to Outstanding Shares	$ 1,463,415	$ 723,595	$ 1,785,417
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,437,454	$ 786,764	$ 1,535,828
Accumulated undistributed (overdistributed) net investment income (loss)	(11,834)	35	3,129
Accumulated undistributed (overdistributed) net realized gain (loss)	(32,784)	(76,184)	(122,212)
Net unrealized appreciation (depreciation) of investments	70,574	12,980	368,579
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	5	–	93
Total Net Assets	$ 1,463,415	$ 723,595	$ 1,785,417
Capital Stock (par value: $.01 a share):
Shares authorized	980,000	680,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	$ 261,572	$ 24,651	$ 149,800
Shares Issued and Outstanding	27,376	2,987	5,259
Net Asset Value per share	$ 9.55	$ 8.25	$ 28.48
Maximum Offering Price	$ 9.77	$ 8.57	$ 30.14
Class B: Net Assets	$ 25,753	N/A	$ 14,442
Shares Issued and Outstanding	2,686		532
Net Asset Value per share	$ 9.59 (a)		$ 27.15 (a)
Class C: Net Assets	$ 56,473	$ 4,307	$ 14,592
Shares Issued and Outstanding	5,883	526	527
Net Asset Value per share	$ 9.60 (a)	$ 8.18(a)	$ 27.68 (a)
Class J: Net Assets	$ 43,914	$ 7,474	$ 217,188
Shares Issued and Outstanding	4,587	920	7,893
Net Asset Value per share	$ 9.57 (a)	$ 8.12(a)	$ 27.52 (a)
Class P: Net Assets	$ 1,228	N/A	$ 57
Shares Issued and Outstanding	128		2
Net Asset Value per share	$ 9.57		$ 28.30
Institutional: Net Assets	$ 1,066,354	$ 679,578	$ 1,249,366
Shares Issued and Outstanding	111,351	82,907	44,133
Net Asset Value per share	$ 9.58	$ 8.20	$ 28.31
R-1: Net Assets	$ 563	$ 832	$ 10,453
Shares Issued and Outstanding	59	103	372
Net Asset Value per share	$ 9.57	$ 8.08	$ 28.08
R-2: Net Assets	$ 107	$ 807	$ 12,420
Shares Issued and Outstanding	11	100	445
Net Asset Value per share	$ 9.58	$ 8.09	$ 27.93
R-3: Net Assets	$ 3,861	$ 3,133	$ 44,895
Shares Issued and Outstanding	403	386	1,601
Net Asset Value per share	$ 9.59	$ 8.12	$ 28.05
R-4: Net Assets	$ 1,447	$ 1,063	$ 29,128
Shares Issued and Outstanding	151	131	1,030
Net Asset Value per share	$ 9.58	$ 8.14	$ 28.27
R-5: Net Assets	$ 2,143	$ 1,750	$ 43,076
Shares Issued and Outstanding	224	214	1,520
Net Asset Value per share	$ 9.57	$ 8.16	$ 28.34

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	International	LargeCap	LargeCap S&P 500
Amounts in thousands, except per share amounts	Growth Fund	Growth Fund	Index Fund
Investment in securities--at cost	$ 1,028,466	$ 1,935,163	$ 2,219,194
Foreign currency--at cost	$ 872	$ –	$ –
Assets
Investment in securities--at value	$ 1,229,947	$ 2,596,611	$ 2,700,274
Foreign currency--at value	877	–	–
Cash	32	268	482
Receivables:
Dividends and interest	7,076	1,833	2,499
Expense reimbursement from Manager	4	2	2
Expense reimbursement from Distributor	5	6	43
Fund shares sold	355	1,280	761
Investment securities sold	–	71,351	452
Variation margin on futures contracts	–	–	299
Other assets	–	12	2
Total Assets	1,238,296	2,671,363	2,704,814
Liabilities
Accrued management and investment advisory fees	966	1,312	325
Accrued administrative service fees	1	11	24
Accrued distribution fees	21	134	212
Accrued service fees	5	53	116
Accrued transfer agent fees	40	445	237
Accrued directors' expenses	3	2	2
Accrued other expenses	160	201	153
Payables:
Fund shares redeemed	1,992	1,740	3,160
Investment securities purchased	–	83,811	1,796
Total Liabilities	3,188	87,709	6,025
Net Assets Applicable to Outstanding Shares	$ 1,235,108	$ 2,583,654	$ 2,698,789
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,737,747	$ 2,258,397	$ 2,476,063
Accumulated undistributed (overdistributed) net investment income (loss)	7,228	133	10,406
Accumulated undistributed (overdistributed) net realized gain (loss)	(711,506)	(336,324)	(272,646)
Net unrealized appreciation (depreciation) of investments	201,481	661,448	484,966
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	158	–	–
Total Net Assets	$ 1,235,108	$ 2,583,654	$ 2,698,789
Capital Stock (par value: $.01 a share):
Shares authorized	590,000	1,220,000	785,000
Net Asset Value Per Share:
Class A: Net Assets	$ 8,967	$ 348,253	$ 176,608
Shares Issued and Outstanding	919	41,168	18,430
Net Asset Value per share	$ 9.76	$ 8.46	$ 9.58
Maximum Offering Price	$ 10.33	$ 8.95	$ 9.73
Class B: Net Assets	N/A	$ 16,314	N/A
Shares Issued and Outstanding		2,036
Net Asset Value per share		$ 8.01(a)
Class C: Net Assets	$ 629	$ 12,132	$ 7,135
Shares Issued and Outstanding	64	1,481	750
Net Asset Value per share	$ 9.80 (a)	$ 8.19(a)	$ 9.51 (a)
Class J: Net Assets	$ 42,046	$ 49,370	$ 361,829
Shares Issued and Outstanding	4,408	6,101	38,064
Net Asset Value per share	$ 9.54 (a)	$ 8.09(a)	$ 9.51 (a)
Class P: Net Assets	N/A	$ 140	N/A
Shares Issued and Outstanding		16
Net Asset Value per share		$ 8.65
Institutional: Net Assets	$ 1,156,688	$ 1,893,728	$ 1,576,035
Shares Issued and Outstanding	118,751	218,793	164,485
Net Asset Value per share	$ 9.74	$ 8.66	$ 9.58
R-1: Net Assets	$ 1,314	$ 18,875	$ 19,185
Shares Issued and Outstanding	134	2,272	2,008
Net Asset Value per share	$ 9.78	$ 8.31	$ 9.55
R-2: Net Assets	$ 3,648	$ 12,102	$ 44,461
Shares Issued and Outstanding	384	1,446	4,630
Net Asset Value per share	$ 9.51	$ 8.37	$ 9.60
R-3: Net Assets	$ 9,492	$ 50,306	$ 141,431
Shares Issued and Outstanding	937	5,663	14,727
Net Asset Value per share	$ 10.13	$ 8.88	$ 9.60
R-4: Net Assets	$ 3,912	$ 34,314	$ 122,171
Shares Issued and Outstanding	405	3,900	12,693
Net Asset Value per share	$ 9.66	$ 8.80	$ 9.63
R-5: Net Assets	$ 8,412	$ 148,120	$ 249,934
Shares Issued and Outstanding	869	17,002	25,796
Net Asset Value per share	$ 9.68	$ 8.71	$ 9.69

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	LargeCap	MidCap	Money
Amounts in thousands, except per share amounts	Value Fund	Blend Fund	Market Fund
Investment in securities--at cost	$ 1,486,723	$ 1,298,541	$ 1,281,289
Foreign currency--at cost	$ –	$ 20	$ –
Assets
Investment in securities--at value	$ 1,703,483	$ 1,678,921	$ 1,281,289
Foreign currency--at value	–	20	–
Cash	353	27	16
Receivables:
Dividends and interest	1,406	657	120
Expense reimbursement from Manager	3	–	365
Expense reimbursement from Distributor	6	26	40
Fund shares sold	375	3,946	2,441
Investment securities sold	–	4,687	–
Variation margin on futures contracts	99	–	–
Other assets	29	6	26
Total Assets	1,705,754	1,688,290	1,284,297
Liabilities
Accrued management and investment advisory fees	537	841	410
Accrued administrative service fees	1	4	10
Accrued distribution fees	64	283	115
Accrued service fees	3	21	47
Accrued transfer agent fees	180	455	407
Accrued directors' expenses	–	1	6
Accrued other expenses	68	112	349
Payables:
Fund shares redeemed	766	1,342	7,786
Investment securities purchased	–	6,173	8,300
Total Liabilities	1,619	9,232	17,430
Net Assets Applicable to Outstanding Shares	$ 1,704,135	$ 1,679,058	$ 1,266,867
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,603,346	$ 1,265,734	$ 1,308,487
Accumulated undistributed (overdistributed) net investment income (loss)	3,946	(8,779)	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(121,237)	41,723	(41,620)
Net unrealized appreciation (depreciation) of investments	218,080	380,380	–
Total Net Assets	$ 1,704,135	$ 1,679,058	$ 1,266,867
Capital Stock (par value: $.01 a share):
Shares authorized	555,000	590,000	17,575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 182,757	$ 692,838	$ 499,513
Shares Issued and Outstanding	17,598	46,198	499,577
Net Asset Value per share	$ 10.39	$ 15.00	$ 1.00
Maximum Offering Price	$ 10.99	$ 15.87	$ 1.00
Class B: Net Assets	$ 5,714	$ 37,231	$ 25,980
Shares Issued and Outstanding	552	2,537	25,983
Net Asset Value per share	$ 10.36 (a)	$ 14.68(a)	$ 1.00 (a)
Class C: Net Assets	$ 2,190	$ 36,152	$ 18,264
Shares Issued and Outstanding	213	2,491	18,266
Net Asset Value per share	$ 10.28 (a)	$ 14.51(a)	$ 1.00 (a)
Class J: Net Assets	$ 51,168	$ 213,004	$ 277,866
Shares Issued and Outstanding	4,992	14,662	277,901
Net Asset Value per share	$ 10.25 (a)	$ 14.53(a)	$ 1.00 (a)
Class P: Net Assets	N/A	$ 20,058	N/A
Shares Issued and Outstanding		1,325
Net Asset Value per share		$ 15.14
Institutional: Net Assets	$ 1,445,950	$ 575,414	$ 217,784
Shares Issued and Outstanding	139,467	37,968	217,811
Net Asset Value per share	$ 10.37	$ 15.16	$ 1.00
R-1: Net Assets	$ 1,440	$ 2,565	$ 9,098
Shares Issued and Outstanding	140	176	9,099
Net Asset Value per share	$ 10.31	$ 14.57	$ 1.00
R-2: Net Assets	$ 3,316	$ 7,766	$ 22,623
Shares Issued and Outstanding	321	531	22,626
Net Asset Value per share	$ 10.33	$ 14.61	$ 1.00
R-3: Net Assets	$ 2,688	$ 25,155	$ 47,258
Shares Issued and Outstanding	260	1,692	47,264
Net Asset Value per share	$ 10.34	$ 14.87	$ 1.00
R-4: Net Assets	$ 3,145	$ 18,815	$ 22,706
Shares Issued and Outstanding	305	1,239	22,709
Net Asset Value per share	$ 10.30	$ 15.19	$ 1.00
R-5: Net Assets	$ 5,767	$ 50,060	$ 125,775
Shares Issued and Outstanding	555	3,325	125,790
Net Asset Value per share	$ 10.38	$ 15.06	$ 1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal Capital	Real Estate	Short-Term
Amounts in thousands, except per share amounts	Appreciation Fund	Securities Fund	Income Fund
Investment in securities--at cost	$ 986,704	$ 1,237,018	$ 974,357
Assets
Investment in securities--at value	$ 1,510,788	$ 1,831,808	$ 991,489
Cash	152	10	10
Receivables:
Dividends and interest	1,335	182	8,828
Expense reimbursement from Manager	1	3	1
Expense reimbursement from Distributor	–	17	8
Fund shares sold	2,991	3,069	6,354
Investment securities sold	2,179	32,349	4
Total Assets	1,517,446	1,867,438	1,006,694
Liabilities
Accrued management and investment advisory fees	607	1,206	355
Accrued administrative service fees	1	8	1
Accrued distribution fees	163	118	134
Accrued service fees	4	34	1
Accrued transfer agent fees	291	182	97
Accrued directors' expenses	–	–	1
Accrued other expenses	190	45	52
Payables:
Dividends payable	–	–	2,159
Fund shares redeemed	1,243	1,901	1,287
Investment securities purchased	1,495	7,805	1,013
Variation margin on futures contracts	–	–	94
Total Liabilities	3,994	11,299	5,194
Net Assets Applicable to Outstanding Shares	$ 1,513,452	$ 1,856,139	$ 1,001,500
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 981,274	$ 1,627,980	$ 1,024,676
Accumulated undistributed (overdistributed) net investment income (loss)	3,082	(8,714)	(1,131)
Accumulated undistributed (overdistributed) net realized gain (loss)	5,012	(357,917)	(37,790)
Net unrealized appreciation (depreciation) of investments	524,084	594,790	15,745
Total Net Assets	$ 1,513,452	$ 1,856,139	$ 1,001,500
Capital Stock (par value: $.01 a share):
Shares authorized	880,000	830,000	685,000
Net Asset Value Per Share:
Class A: Net Assets	$ 456,708	$ 139,152	$ 313,382
Shares Issued and Outstanding	10,950	7,693	25,942
Net Asset Value per share	$ 41.71	$ 18.09	$ 12.08
Maximum Offering Price	$ 44.14	$ 19.14	$ 12.36
Class B: Net Assets	$ 61,778	$ 11,551	N/A
Shares Issued and Outstanding	1,747	644
Net Asset Value per share	$ 35.36 (a)	$ 17.94(a)
Class C: Net Assets	$ 22,771	$ 18,165	$ 87,134
Shares Issued and Outstanding	642	1,012	7,207
Net Asset Value per share	$ 35.47 (a)	$ 17.95(a)	$ 12.09 (a)
Class J: Net Assets	N/A	$ 143,356	$ 64,748
Shares Issued and Outstanding		8,090	5,361
Net Asset Value per share		$ 17.72(a)	$ 12.08 (a)
Class P: Net Assets	$ 113	$ 773	$ 825
Shares Issued and Outstanding	3	43	68
Net Asset Value per share	$ 42.13	$ 18.09	$ 12.08
Institutional: Net Assets	$ 949,133	$ 1,369,505	$ 529,161
Shares Issued and Outstanding	22,511	75,684	43,823
Net Asset Value per share	$ 42.16	$ 18.10	$ 12.07
R-1: Net Assets	$ 593	$ 7,491	$ 1,026
Shares Issued and Outstanding	14	418	85
Net Asset Value per share	$ 41.86	$ 17.93	$ 12.08
R-2: Net Assets	$ 940	$ 15,031	$ 191
Shares Issued and Outstanding	22	860	16
Net Asset Value per share	$ 41.91	$ 17.49	$ 12.08
R-3: Net Assets	$ 3,497	$ 44,861	$ 3,093
Shares Issued and Outstanding	83	2,523	256
Net Asset Value per share	$ 41.93	$ 17.78	$ 12.08
R-4: Net Assets	$ 4,772	$ 30,432	$ 576
Shares Issued and Outstanding	114	1,724	48
Net Asset Value per share	$ 42.00	$ 17.65	$ 12.08
R-5: Net Assets	$ 13,147	$ 75,822	$ 1,364
Shares Issued and Outstanding	313	4,289	113
Net Asset Value per share	$ 42.06	$ 17.68	$ 12.08

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands, except per share amounts	Blend Fund	Growth Fund	Value Fund
Investment in securities--at cost	$ 187,953	$ 72,965	$ 289,296
Assets
Investment in securities--at value	$ 250,023	$ 101,577	$ 359,380
Cash	79	50	10
Receivables:
Dividends and interest	42	9	91
Expense reimbursement from Manager	3	11	3
Expense reimbursement from Distributor	12	4	6
Fund shares sold	138	121	174
Investment securities sold	160	112	6,245
Variation margin on futures contracts	10	5	–
Other assets	1	–	–
Prepaid directors' expenses	1	1	1
Total Assets	250,469	101,890	365,910
Liabilities
Accrued management and investment advisory fees	149	61	213
Accrued administrative service fees	–	–	2
Accrued distribution fees	61	25	30
Accrued service fees	2	1	7
Accrued transfer agent fees	142	89	58
Accrued other expenses	40	43	48
Payables:
Fund shares redeemed	66	110	164
Investment securities purchased	–	–	12,513
Total Liabilities	460	329	13,035
Net Assets Applicable to Outstanding Shares	$ 250,009	$ 101,561	$ 352,875
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 237,523	$ 109,838	$ 422,282
Accumulated undistributed (overdistributed) net investment income (loss)	(394)	(383)	(197)
Accumulated undistributed (overdistributed) net realized gain (loss)	(49,367)	(36,589)	(139,294)
Net unrealized appreciation (depreciation) of investments	62,247	28,695	70,084
Total Net Assets	$ 250,009	$ 101,561	$ 352,875
Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	830,000
Net Asset Value Per Share:
Class A: Net Assets	$ 88,326	$ 46,496	$ 18,816
Shares Issued and Outstanding	5,605	5,217	1,155
Net Asset Value per share	$ 15.76	$ 8.91	$ 16.29
Maximum Offering Price	$ 16.68	$ 9.43	$ 17.24
Class B: Net Assets	$ 5,367	$ 2,166	$ 2,505
Shares Issued and Outstanding	361	253	159
Net Asset Value per share	$ 14.87 (a)	$ 8.56(a)	$ 15.78 (a)
Class C: Net Assets	$ 2,718	$ 2,899	$ 3,436
Shares Issued and Outstanding	178	334	214
Net Asset Value per share	$ 15.31 (a)	$ 8.69(a)	$ 16.03 (a)
Class J: Net Assets	$ 101,006	$ 30,739	$ 47,172
Shares Issued and Outstanding	6,645	3,647	2,992
Net Asset Value per share	$ 15.20 (a)	$ 8.43(a)	$ 15.77 (a)
Institutional: Net Assets	$ 43,509	$ 12,997	$ 246,015
Shares Issued and Outstanding	2,675	1,407	15,089
Net Asset Value per share	$ 16.27	$ 9.24	$ 16.30
R-1: Net Assets	$ 257	$ 587	$ 2,186
Shares Issued and Outstanding	17	68	136
Net Asset Value per share	$ 15.48	$ 8.70	$ 16.09
R-2: Net Assets	$ 1,248	$ 402	$ 4,238
Shares Issued and Outstanding	81	45	263
Net Asset Value per share	$ 15.50	$ 8.87	$ 16.11
R-3: Net Assets	$ 1,081	$ 663	$ 9,730
Shares Issued and Outstanding	68	73	597
Net Asset Value per share	$ 15.79	$ 9.03	$ 16.29
R-4: Net Assets	$ 2,464	$ 305	$ 5,039
Shares Issued and Outstanding	153	33	307
Net Asset Value per share	$ 16.08	$ 9.28	$ 16.39
R-5: Net Assets	$ 4,033	$ 4,307	$ 13,738
Shares Issued and Outstanding	248	459	834
Net Asset Value per share	$ 16.26	$ 9.38	$ 16.47

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Tax-Exempt
Amounts in thousands, except per share amounts	Bond Fund
Investment in securities--at cost	$235,616
Assets
Investment in securities--at value	$238,129
Cash	363
Receivables:
Dividends and interest	3,855
Expense reimbursement from Manager	4
Fund shares sold	784
Other assets	9
Total Assets	243,144
Liabilities
Accrued management and investment advisory fees	92
Accrued distribution fees	52
Accrued transfer agent fees	47
Accrued other expenses	8
Payables:
Dividends payable	912
Fund shares redeemed	693
Interest expense and fees payable	39
Floating rate notes issued	13,808
Total Liabilities	15,651
Net Assets Applicable to Outstanding Shares	$227,493
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$244,505
Accumulated undistributed (overdistributed) net investment income (loss)	693
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,218)
Net unrealized appreciation (depreciation) of investments	2,513
Total Net Assets	$227,493
Capital Stock (par value: $.01 a share):
Shares authorized	300,000
Net Asset Value Per Share:
Class A: Net Assets	$217,649
Shares Issued and Outstanding	31,897
Net Asset Value per share	$6.82
Maximum Offering Price	$7.09
Class B: Net Assets	$3,514
Shares Issued and Outstanding	515
Net Asset Value per share	$6.82	(a)
Class C: Net Assets	$6,330
Shares Issued and Outstanding	926
Net Asset Value per share	$6.84	(a)
(a)

Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

			Disciplined
	Bond & Mortgage	California	LargeCap
Amounts in thousands	Securities Fund	Municipal Fund	Blend Fund
Net Investment Income (Loss)
Income:
Dividends	$ 17	$ –	$ 3,087
Interest	44,490	7,170	–
Total Income	44,507	7,170	3,087
Expenses:
Management and investment advisory fees	5,026	591	1,097
Distribution fees - Class A	161	271	264
Distribution fees - Class B	45	44	63
Distribution fees - Class C	29	55	12
Distribution fees - Class J	452	N/A	N/A
Distribution fees - R-1	18	N/A	2
Distribution fees - R-2	36	N/A	2
Distribution fees - R-3	51	N/A	7
Distribution fees - R-4	17	N/A	–
Administrative service fees - R-1	15	N/A	2
Administrative service fees - R-2	24	N/A	1
Administrative service fees - R-3	14	N/A	2
Administrative service fees - R-4	5	N/A	–
Administrative service fees - R-5	3	N/A	–
Registration fees - Class A	7	7	7
Registration fees - Class B	6	7	6
Registration fees - Class C	7	9	7
Registration fees - Class J	7	N/A	N/A
Registration fees - Institutional	7	N/A	16
Service fees - R-1	13	N/A	2
Service fees - R-2	30	N/A	2
Service fees - R-3	51	N/A	7
Service fees - R-4	42	N/A	1
Service fees - R-5	80	N/A	2
Shareholder reports - Class A	9	7	51
Shareholder reports - Class B	1	2	6
Shareholder reports - Class J	28	N/A	N/A
Transfer agent fees - Class A	146	49	288
Transfer agent fees - Class B	22	8	40
Transfer agent fees - Class C	7	4	4
Transfer agent fees - Class J	133	N/A	N/A
Transfer agent fees - Institutional	1	N/A	1
Custodian fees	13	1	4
Directors' expenses	11	5	5
Interest expense and fees	–	83	–
Professional fees	9	8	8
Other expenses	19	6	19
Total Gross Expenses	6,545	1,157	1,928
Less: Reimbursement from Manager - Class A	57	–	–
Less: Reimbursement from Manager - Class B	27	2	3
Less: Reimbursement from Manager - Class C	8	–	10
Less: Reimbursement from Distributor - Class J	133	N/A	N/A
Total Net Expenses	6,320	1,155	1,915
Net Investment Income (Loss)	38,187	6,015	1,172

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(12,625)	(6,109)	90,235
Foreign currency transactions	(181)	–	–
Futures contracts	(527)	–	7
Swap agreements	(5,755)	–	–
Change in unrealized appreciation/depreciation of:
Investments	26,027	(16,163)	(32,894)
Futures contracts	337	–	(5)
Swap agreements	(370)	–	–
Translation of assets and liabilities in foreign currencies	94	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	7,000	(22,272)	57,343
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 45,187	$ (16,257)	$ 58,515

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$ 30,356	$ 61,985	$ 14,147
Withholding tax	(3,865)	(996)	(377)
Interest	14	109	47,828
Total Income	26,505	61,098	61,598
Expenses:
Management and investment advisory fees	8,478	8,300	7,014
Distribution fees - Class A	346	805	1,149
Distribution fees - Class B	86	570	N/A
Distribution fees - Class C	60	531	2,237
Distribution fees - Class J	413	N/A	N/A
Distribution fees - R-1	17	2	N/A
Distribution fees - R-2	28	2	N/A
Distribution fees - R-3	84	15	N/A
Distribution fees - R-4	25	2	N/A
Administrative service fees - R-1	13	2	N/A
Administrative service fees - R-2	18	1	N/A
Administrative service fees - R-3	24	4	N/A
Administrative service fees - R-4	7	–	N/A
Administrative service fees - R-5	5	1	N/A
Registration fees - Class A	8	6	23
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	7	12
Registration fees - Class J	8	N/A	N/A
Registration fees - Class P	2	2	3
Registration fees - Institutional	11	9	20
Service fees - R-1	12	1	N/A
Service fees - R-2	23	2	N/A
Service fees - R-3	84	15	N/A
Service fees - R-4	62	4	N/A
Service fees - R-5	112	16	N/A
Shareholder reports - Class A	36	64	25
Shareholder reports - Class B	5	36	N/A
Shareholder reports - Class C	1	12	13
Shareholder reports - Class J	25	N/A	N/A
Shareholder reports - Institutional	1	1	6
Transfer agent fees - Class A	396	592	259
Transfer agent fees - Class B	54	194	N/A
Transfer agent fees - Class C	18	83	125
Transfer agent fees - Class J	132	N/A	N/A
Transfer agent fees - Institutional	3	10	26
Custodian fees	270	2	53
Directors' expenses	14	17	16
Professional fees	19	8	10
Other expenses	16	22	9
Total Gross Expenses	10,931	11,345	11,000
Less: Reimbursement from Manager - Class B	4	–	N/A
Less: Reimbursement from Manager - Class C	16	–	–
Less: Reimbursement from Manager - Class P	2	1	–
Less: Reimbursement from Distributor - Class J	123	N/A	N/A
Total Net Expenses	10,786	11,344	11,000
Net Investment Income (Loss)	15,719	49,754	50,598

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	99,908	16,192	17,165
Foreign currency transactions	(342)	–	(29)
Change in unrealized appreciation/depreciation of:
Investments	135,865	349,160	67,252
Translation of assets and liabilities in foreign currencies	127	–	8
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	235,558	365,352	84,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 251,277	$ 415,106	$ 134,994

See accompanying notes.

12

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 464
Dividends	1,660	–	2,975
Withholding tax	(95)	–	–
Interest	–	34,929	141,180
Interest from affiliated securities	–	–	1,070
Total Income	1,565	34,929	145,689
Expenses:
Management and investment advisory fees	582	4,117	8,585
Distribution fees - Class A	20	505	2,565
Distribution fees - Class B	N/A	147	343
Distribution fees - Class C	9	366	2,513
Distribution fees - Class J	N/A	249	N/A
Distribution fees - R-1	N/A	7	N/A
Distribution fees - R-2	N/A	12	N/A
Distribution fees - R-3	N/A	23	N/A
Distribution fees - R-4	N/A	3	N/A
Administrative service fees - R-1	N/A	6	N/A
Administrative service fees - R-2	N/A	8	N/A
Administrative service fees - R-3	N/A	6	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	1	N/A
Registration fees - Class A	8	21	53
Registration fees - Class B	N/A	8	10
Registration fees - Class C	8	10	23
Registration fees - Class J	N/A	13	N/A
Registration fees - Class P	7	2	2
Registration fees - Institutional	10	8	31
Service fees - R-1	N/A	5	N/A
Service fees - R-2	N/A	10	N/A
Service fees - R-3	N/A	23	N/A
Service fees - R-4	N/A	8	N/A
Service fees - R-5	N/A	18	N/A
Shareholder reports - Class A	2	22	201
Shareholder reports - Class B	N/A	5	8
Shareholder reports - Class C	–	3	41
Shareholder reports - Class J	N/A	15	N/A
Shareholder reports - Institutional	–	1	39
Transfer agent fees - Class A	12	282	1,288
Transfer agent fees - Class B	N/A	53	57
Transfer agent fees - Class C	3	32	269
Transfer agent fees - Class J	N/A	104	N/A
Transfer agent fees - Class P	–	–	1
Transfer agent fees - Institutional	1	3	191
Custodian fees	20	3	11
Directors' expenses	1	11	40
Professional fees	11	8	8
Other expenses	–	16	35
Total Gross Expenses	694	6,135	16,314
Less: Reimbursement from Manager - Class A	3	–	–
Less: Reimbursement from Manager - Class B	N/A	44	–
Less: Reimbursement from Manager - Class C	10	–	–
Less: Reimbursement from Manager - Class J	N/A	33	N/A
Less: Reimbursement from Manager - Class P	4	2	–
Less: Reimbursement from Manager - Institutional	9	–	94
Less: Reimbursement from Manager - R-1	N/A	2	N/A
Less: Reimbursement from Manager - R-2	N/A	4	N/A
Less: Reimbursement from Manager - R-3	N/A	9	N/A
Less: Reimbursement from Manager - R-4	N/A	3	N/A
Less: Reimbursement from Manager - R-5	N/A	7	N/A
Less: Reimbursement from Distributor - Class A	–	202	–
Less: Reimbursement from Distributor - Class J	N/A	73	N/A
Total Net Expenses	668	5,756	16,220
Net Investment Income (Loss)	897	29,173	129,469

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,656	4,892	96,459
Foreign currency transactions	284	–	1,726
Change in unrealized appreciation/depreciation of:
Investments	13,609	(29,443)	(28,176)
Investments in affiliated securities	–	–	(705)
Translation of assets and liabilities in foreign currencies	62	–	19
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	15,611	(24,551)	69,323
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 16,508	$ 4,622	$ 198,792

See accompanying notes.

13

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$ –	$ –	$ 17,910
Withholding tax	–	–	(1,863)
Interest	40,669	10,853	9
Total Income	40,669	10,853	16,056
Expenses:
Management and investment advisory fees	3,476	1,277	9,684
Distribution fees - Class A	323	22	176
Distribution fees - Class B	165	N/A	75
Distribution fees - Class C	284	20	68
Distribution fees - Class J	87	16	467
Distribution fees - R-1	–	1	18
Distribution fees - R-2	–	1	20
Distribution fees - R-3	4	4	54
Distribution fees - R-4	1	–	15
Administrative service fees - R-1	–	1	14
Administrative service fees - R-2	–	1	14
Administrative service fees - R-3	1	1	15
Administrative service fees - R-4	1	–	4
Administrative service fees - R-5	–	–	2
Registration fees - Class A	13	8	11
Registration fees - Class B	8	N/A	8
Registration fees - Class C	11	8	8
Registration fees - Class J	16	7	16
Registration fees - Class P	2	N/A	2
Registration fees - Institutional	9	11	14
Service fees - R-1	–	1	13
Service fees - R-2	–	1	17
Service fees - R-3	3	3	54
Service fees - R-4	2	1	37
Service fees - R-5	2	2	49
Shareholder reports - Class A	21	1	18
Shareholder reports - Class B	6	N/A	4
Shareholder reports - Class C	3	–	2
Shareholder reports - Class J	3	1	22
Shareholder reports - Institutional	9	–	28
Transfer agent fees - Class A	156	15	179
Transfer agent fees - Class B	38	N/A	36
Transfer agent fees - Class C	36	5	20
Transfer agent fees - Class J	65	8	134
Transfer agent fees - Institutional	41	2	51
Custodian fees	2	1	541
Directors' expenses	7	7	11
Professional fees	9	8	11
Other expenses	11	6	27
Total Gross Expenses	4,815	1,440	11,939
Less: Reimbursement from Manager - Class A	–	2	–
Less: Reimbursement from Manager - Class B	–	N/A	2
Less: Reimbursement from Manager - Class C	–	8	–
Less: Reimbursement from Manager - Class J	29	1	–
Less: Reimbursement from Manager - Class P	2	N/A	2
Less: Reimbursement from Distributor - Class J	26	5	138
Total Net Expenses	4,758	1,424	11,797
Net Investment Income (Loss)	35,911	9,429	4,259

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(377)	4,463	91,280
Foreign currency transactions	4	–	(1,522)
Futures contracts	–	917	–
Swap agreements	–	1,245	–
Change in unrealized appreciation/depreciation of:
Investments	(10,210)	(6,576)	83,146
Futures contracts	–	(831)	–
Swap agreements	–	45	–
Translation of assets and liabilities in foreign currencies	5	–	244
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	(10,578)	(737)	173,148
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 25,333	$ 8,692	$ 177,407

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	International	LargeCap	LargeCap
Amounts in thousands	Growth Fund	Growth Fund	S&P 500 Index Fund
Net Investment Income (Loss)
Income:
Dividends	$ 18,106	$ 9,988	$ 23,864
Withholding tax	(2,256)	(4)	–
Interest	6	43	46
Total Income	15,856	10,027	23,910
Expenses:
Management and investment advisory fees	6,013	7,761	1,871
Distribution fees - Class A	9	423	124
Distribution fees - Class B	N/A	90	N/A
Distribution fees - Class C	3	61	32
Distribution fees - Class J	89	107	764
Distribution fees - R-1	2	32	32
Distribution fees - R-2	6	20	67
Distribution fees - R-3	12	64	158
Distribution fees - R-4	2	16	56
Administrative service fees - R-1	2	26	26
Administrative service fees - R-2	4	13	45
Administrative service fees - R-3	3	18	44
Administrative service fees - R-4	1	5	17
Administrative service fees - R-5	–	7	11
Registration fees - Class A	9	9	14
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	9	7	10
Registration fees - Class J	8	7	11
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	10	20	12
Service fees - R-1	1	23	23
Service fees - R-2	5	17	56
Service fees - R-3	11	64	159
Service fees - R-4	5	40	141
Service fees - R-5	11	176	283
Shareholder reports - Class A	1	76	11
Shareholder reports - Class B	N/A	8	N/A
Shareholder reports - Class C	–	1	–
Shareholder reports - Class J	7	7	37
Shareholder reports - Institutional	11	21	11
Transfer agent fees - Class A	13	575	232
Transfer agent fees - Class B	N/A	54	N/A
Transfer agent fees - Class C	3	14	7
Transfer agent fees - Class J	33	35	166
Transfer agent fees - Institutional	53	73	51
Custodian fees	124	2	6
Directors' expenses	8	14	16
Professional fees	10	13	7
Other expenses	16	22	22
Total Gross Expenses	6,494	9,931	4,522
Less: Reimbursement from Manager - Class A	14	–	–
Less: Reimbursement from Manager - Class B	N/A	3	N/A
Less: Reimbursement from Manager - Class C	11	–	13
Less: Reimbursement from Manager - Class P	N/A	2	N/A
Less: Reimbursement from Distributor - Class J	26	32	227
Total Net Expenses	6,443	9,894	4,282
Net Investment Income (Loss)	9,413	133	19,628

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	119,371	152,858	5,885
Foreign currency transactions	(42)	–	–
Futures contracts	–	–	7,444
Change in unrealized appreciation/depreciation of:
Investments	28,651	134,120	338,028
Futures contracts	–	–	2,383
Translation of assets and liabilities in foreign currencies	51	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	148,031	286,978	353,740
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 157,444	$ 287,111	$ 373,368

See accompanying notes.

15

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	LargeCap		Money
Amounts in thousands	Value Fund	MidCap Blend Fund	Market Fund
Net Investment Income (Loss)
Income:
Dividends	$ 11,609	$ 9,787	$ –
Withholding tax	–	(209)	–
Interest	17	13	2,074
Total Income	11,626	9,591	2,074
Expenses:
Management and investment advisory fees	2,824	4,583	2,543
Distribution fees - Class A	213	760	N/A
Distribution fees - Class B	29	186	153
Distribution fees - Class C	9	141	95
Distribution fees - Class J	104	428	361
Distribution fees - R-1	2	4	17
Distribution fees - R-2	5	10	36
Distribution fees - R-3	3	27	60
Distribution fees - R-4	1	8	11
Administrative service fees - R-1	2	3	13
Administrative service fees - R-2	3	7	24
Administrative service fees - R-3	1	8	17
Administrative service fees - R-4	1	2	3
Administrative service fees - R-5	–	2	7
Registration fees - Class A	9	6	15
Registration fees - Class B	8	4	11
Registration fees - Class C	7	5	15
Registration fees - Class J	7	10	36
Registration fees - Class P	N/A	2	N/A
Registration fees - Institutional	16	23	22
Service fees - R-1	2	3	12
Service fees - R-2	4	8	30
Service fees - R-3	3	27	60
Service fees - R-4	3	19	28
Service fees - R-5	7	52	164
Shareholder reports - Class A	14	42	19
Shareholder reports - Class B	1	8	5
Shareholder reports - Class C	–	2	1
Shareholder reports - Class J	7	23	62
Shareholder reports - Institutional	11	5	–
Transfer agent fees - Class A	236	574	381
Transfer agent fees - Class B	18	80	36
Transfer agent fees - Class C	4	24	16
Transfer agent fees - Class J	40	128	193
Transfer agent fees - Institutional	51	20	2
Custodian fees	3	5	5
Directors' expenses	5	15	18
Professional fees	8	8	12
Other expenses	9	12	20
Total Gross Expenses	3,670	7,274	4,503
Less: Reimbursement from Manager - Class A	–	20	625
Less: Reimbursement from Manager - Class B	4	6	178
Less: Reimbursement from Manager - Class C	9	–	40
Less: Reimbursement from Manager - Class J	–	–	769
Less: Reimbursement from Manager - Institutional	–	–	108
Less: Reimbursement from Manager - R-1	–	–	29
Less: Reimbursement from Manager - R-2	–	–	63
Less: Reimbursement from Manager - R-3	–	–	96
Less: Reimbursement from Manager - R-4	–	–	40
Less: Reimbursement from Manager - R-5	–	–	224
Less: Reimbursement from Distributor - Class B	–	–	38
Less: Reimbursement from Distributor - Class C	–	–	95
Less: Reimbursement from Distributor - Class J	31	128	–
Less: Reimbursement from Distributor - R-1	–	–	17
Less: Reimbursement from Distributor - R-2	–	–	36
Less: Reimbursement from Distributor - R-3	–	–	60
Less: Reimbursement from Distributor - R-4	–	–	11
Total Net Expenses	3,626	7,120	2,074
Net Investment Income (Loss)	8,000	2,471	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	87,731	42,902	–
Foreign currency transactions	–	(2)	–
Futures contracts	2,286	–	–
Change in unrealized appreciation/depreciation of:
Investments	135,543	232,000	–
Futures contracts	550	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	226,110	274,900	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 234,110	$ 277,371	$ –

See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal Capital	Real Estate	Short-Term
Amounts in thousands	Appreciation Fund	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$ 10,961	$ 11,335	$ 3
Interest	25	9	14,965
Total Income	10,986	11,344	14,968
Expenses:
Management and investment advisory fees	3,506	6,915	2,092
Distribution fees - Class A	541	148	240
Distribution fees - Class B	315	57	N/A
Distribution fees - Class C	105	75	437
Distribution fees - Class J	N/A	296	131
Distribution fees - R-1	1	12	2
Distribution fees - R-2	1	21	–
Distribution fees - R-3	3	51	4
Distribution fees - R-4	2	13	–
Administrative service fees - R-1	–	10	2
Administrative service fees - R-2	–	14	–
Administrative service fees - R-3	1	14	1
Administrative service fees - R-4	1	4	–
Administrative service fees - R-5	1	3	–
Registration fees - Class A	8	7	22
Registration fees - Class B	8	7	N/A
Registration fees - Class C	9	8	14
Registration fees - Class J	N/A	8	8
Registration fees - Class P	2	2	2
Registration fees - Institutional	14	15	21
Service fees - R-1	–	9	1
Service fees - R-2	1	18	–
Service fees - R-3	3	50	4
Service fees - R-4	5	32	1
Service fees - R-5	15	81	2
Shareholder reports - Class A	70	12	18
Shareholder reports - Class B	26	3	N/A
Shareholder reports - Class C	3	1	5
Shareholder reports - Class J	N/A	22	3
Shareholder reports - Institutional	–	33	14
Transfer agent fees - Class A	380	146	194
Transfer agent fees - Class B	125	31	N/A
Transfer agent fees - Class C	24	15	49
Transfer agent fees - Class J	N/A	108	51
Transfer agent fees - Institutional	6	89	55
Custodian fees	5	3	2
Directors' expenses	9	13	9
Professional fees	8	8	9
Other expenses	10	16	8
Total Gross Expenses	5,208	8,370	3,401
Less: Reimbursement from Manager - Class B	–	19	N/A
Less: Reimbursement from Manager - Class P	2	2	2
Less: Reimbursement from Manager - R-3	–	–	1
Less: Reimbursement from Distributor - Class J	N/A	88	39
Total Net Expenses	5,206	8,261	3,359
Net Investment Income (Loss)	5,780	3,083	11,609

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	16,772	99,493	5,065
Futures contracts	–	–	1,389
Change in unrealized appreciation/depreciation of:
Investments	188,491	138,930	(11,359)
Futures contracts	–	–	(524)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	205,263	238,423	(5,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 211,043	$ 241,506	$ 6,180

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Fund	Growth Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends	$ 1,060	$ 416	$ 2,006
Interest	6	3	8
Total Income	1,066	419	2,014
Expenses:
Management and investment advisory fees	862	487	1,257
Distribution fees - Class A	101	52	22
Distribution fees - Class B	28	11	12
Distribution fees - Class C	11	12	16
Distribution fees - Class J	211	62	100
Distribution fees - R-1	–	1	4
Distribution fees - R-2	2	1	8
Distribution fees - R-3	1	1	12
Distribution fees - R-4	1	–	2
Administrative service fees - R-1	–	1	3
Administrative service fees - R-2	1	1	5
Administrative service fees - R-3	1	–	3
Administrative service fees - R-4	–	–	1
Administrative service fees - R-5	–	–	1
Registration fees - Class A	6	9	9
Registration fees - Class B	8	8	9
Registration fees - Class C	7	7	9
Registration fees - Class J	7	7	8
Registration fees - Institutional	9	9	10
Service fees - R-1	–	1	2
Service fees - R-2	2	1	7
Service fees - R-3	1	1	12
Service fees - R-4	3	–	6
Service fees - R-5	5	5	19
Shareholder reports - Class A	9	12	2
Shareholder reports - Class B	1	1	1
Shareholder reports - Class J	14	5	7
Shareholder reports - Institutional	–	8	9
Transfer agent fees - Class A	146	98	31
Transfer agent fees - Class B	19	10	9
Transfer agent fees - Class C	4	5	7
Transfer agent fees - Class J	64	21	36
Transfer agent fees - Institutional	1	36	27
Custodian fees	4	5	4
Directors' expenses	3	2	3
Professional fees	8	8	8
Other expenses	3	2	3
Total Gross Expenses	1,543	890	1,684
Less: Reimbursement from Manager - Class A	–	3	12
Less: Reimbursement from Manager - Class B	11	13	12
Less: Reimbursement from Manager - Class C	7	7	12
Less: Reimbursement from Manager - Institutional	2	46	–
Less: Reimbursement from Distributor - Class J	63	19	30
Total Net Expenses	1,460	802	1,618
Net Investment Income (Loss)	(394)	(383)	396

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	18,587	45,306	21,542
Futures contracts	506	689	–
Change in unrealized appreciation/depreciation of:
Investments	25,924	(13,438)	31,100
Futures contracts	2	(113)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	45,019	32,444	52,642
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 44,625	$ 32,061	$ 53,038

See accompanying notes.

18

STATEMENT OF OPERATIONS PRINCIPAL FUNDS,INC. Six Months Ended April 30, 2011 (unaudited)

Tax-Exempt
Amounts in thousands	Bond Fund
Net Investment Income (Loss)
Income:
Interest	$ 6,956
Total Income	6,956
Expenses:
Management and investment advisory fees	581
Distribution fees - Class A	276
Distribution fees - Class B	23
Distribution fees - Class C	35
Registration fees - Class A	11
Registration fees - Class B	9
Registration fees - Class C	9
Shareholder reports - Class A	7
Shareholder reports - Class B	1
Transfer agent fees - Class A	65
Transfer agent fees - Class B	5
Transfer agent fees - Class C	5
Custodian fees	2
Directors' expenses	4
Interest expense and fees	217
Professional fees	8
Other expenses	4
Total Gross Expenses	1,262
Less: Reimbursement from Manager - Class B	13
Less: Reimbursement from Manager - Class C	11
Total Net Expenses	1,238
Net Investment Income (Loss)	5,718

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(2,968)
Change in unrealized appreciation/depreciation of:
Investments	(12,123)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	(15,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (9,373)

See accompanying notes.

19

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Bond & Mortgage Securities Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 38,187		$ 87,598
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions						(19,088)			3,410
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							26,088	156,492
Net Increase (Decrease) in Net Assets Resulting from Operations							45,187	247,500

Dividends and Distributions to Shareholders
From net investment income						(43,018)		(73,060)
			Total Dividends and Distributions			(43,018)		(73,060)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(21,770)		(215,329)
Redemption fees - Class J							–		3
		Total increase (decrease) in net assets				(19,601)		(40,886)

Net Assets
Beginning of period						1,976,050		2,016,936
End of period (including undistributed net investment income as set forth below)						$ 1,956,449		$ 1,976,050
Undistributed (overdistributed) net investment income (loss)						$ 6,119		$ 10,950

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,454 $	80 $	812	$ 9,926	$ 44,749	$ 915 $	2,007 $	6,624 $	2,788	$ 15,496
Reinvested	2,557	154	86	4,090	32,313	194	477	824	709	1,406
Redeemed	(13,436)	(2,786)	(1,179)	(21,746)	(76,815)	(1,432)	(10,129)	(7,772)	(6,390)	(12,746)
Net Increase (Decrease)	$ (4,425) $	(2,552) $	(281) $	(7,730) $	247	$ (323) $	(7,645) $	(324) $	(2,893) $	4,156
Shares:
Sold	616	7	78	946	4,286	89	194	640	264	1,477
Reinvested	245	15	8	389	3,093	18	46	79	67	135
Redeemed	(1,287)	(265)	(113)	(2,070)	(7,377)	(137)	(981)	(747)	(606)	(1,227)
Net Increase (Decrease)	(426)	(243)	(27)	(735)	2	(30)	(741)	(28)	(275)	385
Year Ended October 31, 2010
Dollars:
Sold	$ 19,771 $	1,143 $	2,793	$ 26,827	$ 129,306	$ 3,357 $	4,831 $	8,512 $	14,745	$ 20,581
Reinvested	4,116	319	106	6,326	56,047	304	889	1,489	998	2,082
Redeemed	(27,203)	(4,942)	(1,312)	(32,721)	(387,884)	(3,674)	(9,159)	(18,081)	(8,176)	(26,719)
Net Increase (Decrease)	$ (3,316) $	(3,480) $	1,587	$ 432	$ (202,531) $	(13) $	(3,439) $	(8,080) $	7,567	$ (4,056)
Shares:
Sold	1,966	111	278	2,650	12,933	334	481	854	1,446	2,055
Reinvested	412	32	11	630	5,606	31	90	150	98	209
Redeemed	(2,700)	(488)	(131)	(3,237)	(38,620)	(365)	(916)	(1,808)	(800)	(2,683)
Net Increase (Decrease)	(322)	(345)	158	43	(20,081)	–	(345)	(804)	744	(419)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (2,711) $	(160) $	(98) $	(4,123) $	(32,316) $	(194) $	(477) $	(824) $	(709) $	(1,406)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,711) $	(160) $	(98) $	(4,123) $	(32,316) $	(194) $	(477) $	(824) $	(709) $	(1,406)
Year Ended October 31, 2010
From net investment
income	$ (4,412) $	(329) $	(123) $	(6,374) $	(56,051) $	(305) $	(889) $	(1,491) $	(1,001) $	(2,085)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,412) $	(329) $	(123) $	(6,374) $	(56,051) $	(305) $	(889) $	(1,491) $	(1,001) $	(2,085)

See accompanying notes.

20

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Amounts in thousands				California Municipal Fund

				Period Ended	Year Ended
				April 30, 2011	October 31, 2010
Operations
Net investment income (loss)				$ 6,015	$ 14,288
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions				(6,109)	(2,937)
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies				(16,163)	15,466
Net Increase (Decrease) in Net Assets Resulting from Operations				(16,257)	26,817

Dividends and Distributions to Shareholders
From net investment income				(6,089)	(13,988)
			Total Dividends and Distributions	(6,089)	(13,988)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(44,990)	(48,987)
		Total increase (decrease) in net assets		(67,336)	(36,158)

Net Assets
Beginning of period				282,859	319,017
End of period (including undistributed net investment income as set forth below)				$ 215,523	$ 282,859
Undistributed (overdistributed) net investment income (loss)				$ 753	$ 827

	Class A	Class B	Class C
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 7,603 $	4 $	320
Reinvested	3,437	111	159
Redeemed	(45,558)	(7,508)	(3,558)
Net Increase (Decrease)	$ (34,518) $	(7,393) $	(3,079)
Shares:
Sold	822	–	33
Reinvested	372	12	17
Redeemed	(4,931)	(811)	(390)
Net Increase (Decrease)	(3,737)	(799)	(340)
Year Ended October 31, 2010
Dollars:
Sold	$ 35,603 $	111 $	3,096
Reinvested	7,595	664	342
Redeemed	(65,705)	(27,933)	(2,760)
Net Increase (Decrease)	$ (22,507) $	(27,158) $	678
Shares:
Sold	3,649	12	316
Reinvested	779	68	35
Redeemed	(6,742)	(2,870)	(282)
Net Increase (Decrease)	(2,314)	(2,790)	69

Distributions:
Period Ended April 30, 2011
From net investment income $	(5,671) $	(182) $	(236)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(5,671) $	(182) $	(236)
Year Ended October 31, 2010
From net investment income $ (12,459) $		(1,035) $	(494)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $ (12,459) $		(1,035) $	(494)

See accompanying notes.

21

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Disciplined LargeCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 1,172		$ 18,727
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							90,242	224,598
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(32,899)		3,205
Net Increase (Decrease) in Net Assets Resulting from Operations							58,515	246,530

Dividends and Distributions to Shareholders
From net investment income							(13,682)	(32,161)
			Total Dividends and Distributions				(13,682)	(32,161)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(584,554)	(1,673,516)
		Total increase (decrease) in net assets					(539,721)	(1,459,147)

Net Assets
Beginning of period							826,452	2,285,599
End of period (including undistributed net investment income as set forth below)						$ 286,731		$ 826,452
Undistributed (overdistributed) net investment income (loss)						$ (484)		$ 12,026

	Class A	Class B	Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,343 $	80	$ 326	$ 1,441	$ 103	$ 87	$ 271 $	36	$ 135
Reinvested	9,809	443	95	2,179	54	78	273	33	109
Redeemed	(19,522)	(3,042)	(255)	(579,061)	(65)	(1,004)	(2,081)	(151)	(1,268)
Net Increase (Decrease)	$ (3,370) $	(2,519) $	166	$ (575,441)	$ 92	$ (839) $	(1,537) $	(82) $	(1,024)
Shares:
Sold	516	6	27	115	8	7	22	3	11
Reinvested	826	38	8	184	5	7	23	3	9
Redeemed	(1,590)	(249)	(21)	(48,035)	(5)	(82)	(177)	(13)	(102)
Net Increase (Decrease)	(248)	(205)	14	(47,736)	8	(68)	(132)	(7)	(82)
Year Ended October 31, 2010
Dollars:
Sold	$ 13,378 $	404	$ 369	$ 62,844	$ 249	$ 319	$ 634 $	513	$ 1,120
Reinvested	1,679	–	6	30,229	8	15	63	48	19
Redeemed	(37,926)	(7,794)	(486)	(1,731,495)	(592)	(720)	(1,544)	(4,257)	(599)
Net Increase (Decrease)	$ (22,869) $	(7,390) $	(111) $ (1,638,422) $		(335) $	(386) $	(847) $	(3,696) $	540
Shares:
Sold	1,202	37	34	5,669	23	29	57	48	100
Reinvested	151	–	–	2,733	1	1	6	4	2
Redeemed	(3,399)	(705)	(44)	(154,347)	(54)	(66)	(139)	(387)	(53)
Net Increase (Decrease)	(2,046)	(668)	(10)	(145,945)	(30)	(36)	(76)	(335)	49

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (10,387) $	(465) $	(104) $	(2,179)	$ (54) $	(78) $	(273) $	(33) $	(109)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (10,387) $	(465) $	(104) $	(2,179)	$ (54) $	(78) $	(273) $	(33) $	(109)
Year Ended October 31, 2010
From net investment
income	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)

See accompanying notes.

22

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Diversified International Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 15,719		$ 19,145
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							99,566		76,860
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							135,992	120,496
Net Increase (Decrease) in Net Assets Resulting from Operations							251,277	216,501

Dividends and Distributions to Shareholders
From net investment income							(23,568)	(22,219)
			Total Dividends and Distributions				(23,568)	(22,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions							128,715	154,306
Redemption fees - Class B							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					356,424	348,591

Net Assets
Beginning of period							1,791,755	1,443,164
End of period (including undistributed net investment income as set forth below)						$ 2,148,179		$ 1,791,755
Undistributed (overdistributed) net investment income (loss)						$ 8,169		$ 16,018

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,788 $	83	$ 1,230 $	11,463 $	70	$ 180,761	$ 711 $	1,158	$ 6,450 $	4,441 $	18,279
Reinvested	2,137	–	36	1,649	–	16,574	54	126	614	516	1,072
Redeemed	(26,145)	(3,986)	(1,665)	(18,562)	(17)	(46,735)	(1,265)	(4,402)	(10,619)	(6,703)	(10,398)
Net Increase (Decrease)	$ (12,220) $	(3,903) $	(399) $	(5,450) $	53	$ 150,600	$ (500) $	(3,118) $	(3,555) $	(1,746) $	8,953
Shares:
Sold	1,156	8	120	1,132	7	17,816	69	115	636	428	1,793
Reinvested	210	–	4	164	–	1,638	5	12	61	50	105
Redeemed	(2,559)	(389)	(163)	(1,832)	(2)	(4,604)	(124)	(435)	(1,057)	(657)	(1,014)
Net Increase (Decrease)	(1,193)	(381)	(39)	(536)	5	14,850	(50)	(308)	(360)	(179)	884
Year Ended October 31, 2010
Dollars:
Sold	$ 23,530 $	962	$ 1,990 $	20,854 $	10	$ 312,666	$ 1,890 $	3,191	$ 6,989 $	5,318 $	13,298
Reinvested	3,086	9	77	2,150	–	13,296	101	233	925	756	1,322
Redeemed	(58,295)	(8,650)	(3,099)	(30,699)	–	(87,567)	(2,717)	(6,706)	(17,335)	(13,732)	(29,547)
Net Increase (Decrease)	$ (31,679) $	(7,679) $	(1,032) $	(7,695) $	10	$ 238,395	$ (726) $	(3,282) $	(9,421) $	(7,658) $ (14,927)
Shares:
Sold	2,625	106	222	2,361	1	34,291	215	361	783	590	1,391
Reinvested	339	1	8	238	–	1,469	11	26	102	83	146
Redeemed	(6,553)	(968)	(350)	(3,488)	–	(9,747)	(309)	(755)	(1,982)	(1,529)	(3,299)
Net Increase (Decrease)	(3,589)	(861)	(120)	(889)	1	26,013	(83)	(368)	(1,097)	(856)	(1,762)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (2,327) $	–	$ (39) $	(1,651) $	–	$ (17,169) $	(54) $	(126) $	(614) $	(516) $	(1,072)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (2,327) $		–	$ (39) $	(1,651) $	–	$ (17,169) $	(54) $	(126) $	(614) $	(516) $	(1,072)
Year Ended October 31, 2010
From net investment
income	$ (3,324) $	(10) $	(85) $	(2,151) $	–	$ (13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (3,324) $		(10) $	(85) $	(2,151) $	–	$ (13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)

See accompanying notes.

23

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							Equity Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 49,754		$ 65,500
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							16,192		23,684
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							349,160		318,109
Net Increase (Decrease) in Net Assets Resulting from Operations							415,106		407,293

Dividends and Distributions to Shareholders
From net investment income							(46,761)		(59,201)
			Total Dividends and Distributions				(46,761)		(59,201)

Capital Share Transactions
Net increase (decrease) in capital share transactions							615,292		395,510
Redemption fees - Class A							–		1
		Total increase (decrease) in net assets					983,637		743,603

Net Assets
Beginning of period							2,680,993		1,937,390
End of period (including undistributed net investment income as set forth below)						$ 3,664,630		$ 2,680,993
Undistributed (overdistributed) net investment income (loss)						$ 19,361		$ 16,368

	Class A	Class B Class C		Class P	Institutional R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 77,274 $	893 $	13,538	$ 1,800	$ 682,796	$ 1,658	$ 2,139 $	14,361	$ 6,288	$ 11,245
Reinvested	7,259	779	786	10	36,189	16	11	152	46	188
Redeemed	(91,126)	(20,290)	(14,069)	(7)	(113,031)	(21)	(402)	(808)	(1,275)	(1,107)
Net Increase (Decrease)	$ (6,593) $ (18,618) $		255	$ 1,803	$ 605,954	$ 1,653	$ 1,748 $	13,705	$ 5,059	$ 10,326
Shares:
Sold	4,354	51	783	100	39,299	94	120	815	354	640
Reinvested	408	44	45	–	2,033	1	1	8	3	10
Redeemed	(5,132)	(1,150)	(812)	–	(6,298)	(1)	(23)	(45)	(71)	(62)
Net Increase (Decrease)	(370)	(1,055)	16	100	35,034	94	98	778	286	588
Year Ended October 31, 2010
Dollars:
Sold	$ 90,968 $	1,981 $	8,189	$ 10	$ 592,999	$ 347	$ 351 $	4,180	$ 737	$ 5,939
Reinvested	12,889	1,645	1,395	–	40,865	3	2	23	1	–
Redeemed	(173,348)	(46,492)	(30,919)	–	(115,462)	(1)	(11)	(578)	(8)	(195)
Net Increase (Decrease)	$ (69,491) $ (42,866) $ (21,335) $			10	$ 518,402	$ 349	$ 342 $	3,625	$ 730	$ 5,744
Shares:
Sold	5,749	126	524	1	36,601	22	23	261	45	360
Reinvested	825	107	91	–	2,611	–	–	1	–	–
Redeemed	(11,085)	(2,993)	(2,015)	–	(7,482)	–	(1)	(36)	(1)	(11)
Net Increase (Decrease)	(4,511)	(2,760)	(1,400)	1	31,730	22	22	226	44	349

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,208) $	(896) $	(996) $	(10) $	(36,238) $	(16) $	(11) $	(152) $	(46) $	(188)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,208) $	(896) $	(996) $	(10) $	(36,238) $	(16) $	(11) $	(152) $	(46) $	(188)
Year Ended October 31, 2010
From net investment
income	$ (14,600) $	(1,899) $	(1,772) $	–	$ (40,901) $	(3) $	(2) $	(23) $	(1) $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (14,600) $	(1,899) $	(1,772) $	–	$ (40,901) $	(3) $	(2) $	(23) $	(1) $	–

See accompanying notes.

24

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 50,598	$ 26,173
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions					17,136	12,251
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies					67,260	56,395
Net Increase (Decrease) in Net Assets Resulting from Operations					134,994	94,819

Dividends and Distributions to Shareholders
From net investment income					(49,337)	(25,671)
From net realized gain on investments					(12,049)	(7,398)
			Total Dividends and Distributions		(61,386)	(33,069)

Capital Share Transactions
Net increase (decrease) in capital share transactions					1,188,651	1,007,381
Redemption fees - Class A					–	5
Redemption fees - Class C					–	1
			Total increase (decrease) in net assets		1,262,259	1,069,137

Net Assets
Beginning of period					1,151,408	82,271
End of period (including undistributed net investment income as set forth below)					$ 2,413,667	$ 1,151,408
Undistributed (overdistributed) net investment income (loss)					$ 2,275	$ 1,014

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 663,262	$ 310,904	$ 32,167	$ 286,263
Reinvested	20,148	7,737	296	14,961
Redeemed	(101,775)	(16,915)	(373)	(28,024)
Net Increase (Decrease)	$ 581,635	$ 301,726	$ 32,090	$ 273,200
Shares:
Sold	49,246	23,161	2,371	21,444
Reinvested	1,499	578	22	1,118
Redeemed	(7,549)	(1,257)	(28)	(2,091)
Net Increase (Decrease)	43,196	22,482	2,365	20,471
Year Ended October 31, 2010
Dollars:
Sold	$ 628,047	$ 283,171	$ 996	$ 153,870
Reinvested	8,989	2,829	4	13,533
Redeemed	(48,950)	(6,065)	(2)	(29,041)
Net Increase (Decrease)	$ 588,086	$ 279,935	$ 998	$ 138,362
Shares:
Sold	49,728	22,440	75	12,367
Reinvested	712	224	–	1,105
Redeemed	(3,893)	(484)	–	(2,346)
Net Increase (Decrease)	46,547	22,180	75	11,126

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (25,395) $	(10,773) $	(298) $	(12,871)
From net realized gain on
investments	(5,886)	(2,875)	(16)	(3,272)
Total Dividends and
Distributions	$ (31,281) $	(13,648) $	(314) $	(16,143)
Year Ended October 31, 2010
From net investment
income	$ (12,717) $	(4,859) $	(4) $	(8,091)
From net realized gain on
investments	(1,104)	(202)	–	(6,092)
Total Dividends and
Distributions	$ (13,821) $	(5,061) $	(4) $	(14,183)

See accompanying notes.

25

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands					Global Real Estate Securities Fund

					Period Ended	Year Ended
					April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 897	$ 179
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions					1,940	1,120
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies					13,671	1,266
Net Increase (Decrease) in Net Assets Resulting from Operations					16,508	2,565

Dividends and Distributions to Shareholders
From net investment income					(1,127)	(506)
From net realized gain on investments					(584)	–
			Total Dividends and Distributions		(1,711)	(506)

Capital Share Transactions
Net increase (decrease) in capital share transactions					148,205	7,952
			Total increase (decrease) in net assets		163,002	10,011

Net Assets
Beginning of period					18,200	8,189
End of period (including undistributed net investment income as set forth below)					$ 181,202	$ 18,200
Undistributed (overdistributed) net investment income (loss)					$ (383)	$ (153)

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,171 $	969	$ 7,748	$ 142,738
Reinvested	171	7	27	1,468
Redeemed	(9,311)	(115)	(296)	(1,372)
Net Increase (Decrease)	$ (2,969) $	861	$ 7,479	$ 142,834
Shares:
Sold	874	139	1,037	19,485
Reinvested	25	1	4	199
Redeemed	(1,312)	(16)	(40)	(182)
Net Increase (Decrease)	(413)	124	1,001	19,502
Year Ended October 31, 2010
Dollars:
Sold	$ 13,935 $	997	N/A	$ –
Reinvested	253	20	N/A	–
Redeemed	(4,647)	(1,317)	N/A	(1,289)
Net Increase (Decrease)	$ 9,541 $	(300)	N/A	$ (1,289)
Shares:
Sold	2,181	168	N/A	–
Reinvested	42	3	N/A	–
Redeemed	(766)	(210)	N/A	(199)
Net Increase (Decrease)	1,457	(39)	N/A	(199)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (103) $	(6) $	(27) $	(991)
From net realized gain on
investments	(98)	(9)	–	(477)
Total Dividends and
Distributions	$ (201) $	(15) $	(27) $	(1,468)
Year Ended October 31, 2010
From net investment
income	$ (373) $	(83)	N/A	$ (50)
From net realized gain on
investments	–	–	N/A	–
Total Dividends and
Distributions	$ (373) $	(83)	N/A	$ (50)

See accompanying notes.

26

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

							Government & High
Amounts in thousands							Quality Bond Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 29,173		$ 60,522
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							4,892		9,800
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(29,443)		48,308
Net Increase (Decrease) in Net Assets Resulting from Operations							4,622		118,630

Dividends and Distributions to Shareholders
From net investment income							(34,231)		(63,812)
			Total Dividends and Distributions				(34,231)		(63,812)

Capital Share Transactions
Net increase (decrease) in capital share transactions							8,766		226,833
Redemption fees - Class C							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					(20,843)		281,654

Net Assets
Beginning of period						1,683,436		1,401,782
End of period (including undistributed net investment income as set forth below)						$ 1,662,593		$ 1,683,436
Undistributed (overdistributed) net investment income (loss)						$ (5,139)		$ (81)

	Class A Class B Class C			Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 53,991 $	420 $	14,643	$ 15,669	$ 1,115	$ 81,182	$ 468	$ 1,119	$ 4,170	$ 1,457	$ 1,702
Reinvested	7,017	408	962	2,106	3	21,235	71	143	354	140	302
Redeemed	(80,454)	(14,999)	(18,317)	(16,281)	–	(56,219)	(1,783)	(1,212)	(6,463)	(1,767)	(2,416)
Net Increase (Decrease)	$ (19,446) $ (14,171) $		(2,712) $	1,494	$ 1,118	$ 46,198	$ (1,244) $	50	$ (1,939) $	(170) $	(412)
Shares:
Sold	4,868	37	1,320	1,413	101	7,308	42	101	378	132	154
Reinvested	634	37	87	190	–	1,916	7	13	32	13	27
Redeemed	(7,276)	(1,357)	(1,660)	(1,469)	–	(5,047)	(161)	(110)	(585)	(160)	(218)
Net Increase (Decrease)	(1,774)	(1,283)	(253)	134	101	4,177	(112)	4	(175)	(15)	(37)
Year Ended October 31, 2010
Dollars:
Sold	$ 181,697 $	6,306 $	55,140	$ 30,933	$ 10	$ 85,357	$ 2,299	$ 2,306	$ 13,101	$ 4,237	$ 8,948
Reinvested	11,837	1,342	1,155	3,884	–	41,144	122	298	590	206	545
Redeemed	(73,537)	(29,460)	(9,660)	(20,046)	–	(73,601)	(858)	(3,731)	(5,719)	(1,500)	(6,512)
Net Increase (Decrease)	$ 119,997 $ (21,812) $		46,635	$ 14,771	$ 10	$ 52,900	$ 1,563	$ (1,127) $	7,972	$ 2,943	$ 2,981
Shares:
Sold	16,392	573	4,977	2,786	1	7,733	206	209	1,184	380	807
Reinvested	1,068	121	104	351	–	3,713	11	27	53	19	49
Redeemed	(6,635)	(2,663)	(875)	(1,811)	–	(6,618)	(77)	(338)	(519)	(136)	(590)
Net Increase (Decrease)	10,825	(1,969)	4,206	1,326	1	4,828	140	(102)	718	263	266

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (8,171) $	(475) $	(1,184) $	(2,130) $	(3) $	(21,254) $	(71) $	(143) $	(358) $	(140) $	(302)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (8,171) $		(475) $	(1,184) $	(2,130) $	(3) $	(21,254) $	(71) $	(143) $	(358) $	(140) $	(302)
Year Ended October 31, 2010
From net investment
income	$ (13,946) $	(1,556) $	(1,462) $	(3,921) $	–	$ (41,160) $	(122) $	(298) $	(596) $	(206) $	(545)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (13,946) $		(1,556) $	(1,462) $	(3,921) $	–	$ (41,160) $	(122) $	(298) $	(596) $	(206) $	(545)

See accompanying notes.

27

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						High Yield Fund

						Period Ended	Year Ended
						April 30, 2011	October 31, 2010
Operations
Net investment income (loss)					$ 129,469		$ 248,844
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions						98,185	124,385
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies						(28,862)	103,208
Net Increase (Decrease) in Net Assets Resulting from Operations						198,792	476,437

Dividends and Distributions to Shareholders
From net investment income						(133,763)	(252,806)
From net realized gain on investments						(61,641)	–
			Total Dividends and Distributions			(195,404)	(252,806)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(41,318)	560,527
Redemption fees - Class A						–	18
Redemption fees - Class C						–	2
		Total increase (decrease) in net assets				(37,930)	784,178

Net Assets
Beginning of period						3,539,631	2,755,453
End of period (including undistributed net investment income as set forth below)					$ 3,501,701		$ 3,539,631
Undistributed (overdistributed) net investment income (loss)					$ 37		$ 4,331

	Class A	Class B	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 501,318	$ 1,223 $	83,642	$ 25,324	$ 167,816
Reinvested	96,759	2,341	17,432	255	39,686
Redeemed	(466,282)	(10,463)	(59,728)	(469)	(440,172)
Net Increase (Decrease)	$ 131,795	$ (6,899) $	41,346	$ 25,110	$ (232,670)
Shares:
Sold	61,858	151	10,265	3,118	20,818
Reinvested	12,040	290	2,158	32	4,988
Redeemed	(57,599)	(1,286)	(7,334)	(58)	(54,364)
Net Increase (Decrease)	16,299	(845)	5,089	3,092	(28,558)
Year Ended October 31, 2010
Dollars:
Sold	$ 1,013,124	$ 9,317 $	190,784 $	271	$ 375,730
Reinvested	111,817	3,215	17,533	1	70,464
Redeemed	(790,385)	(20,307)	(84,583)	(1)	(336,453)
Net Increase (Decrease)	$ 334,556	$ (7,775) $	123,734 $	271	$ 109,741
Shares:
Sold	128,679	1,192	24,094	34	48,164
Reinvested	14,206	407	2,212	–	8,981
Redeemed	(100,977)	(2,576)	(10,725)	–	(43,042)
Net Increase (Decrease)	41,908	(977)	15,581	34	14,103

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (82,062)	$ (2,468) $	(18,132) $	(248) $	(30,853)
From net realized gain on
investments	(37,627)	(1,320)	(9,180)	(21)	(13,493)
Total Dividends and
Distributions	$ (119,689)	$ (3,788) $	(27,312) $	(269) $	(44,346)
Year Ended October 31, 2010
From net investment
income	$ (142,371)	$ (5,688) $	(30,431) $	(1) $	(74,315)
From net realized gain on
investments	–	–	–	–	–
Total Dividends and
Distributions	$ (142,371)	$ (5,688) $	(30,431) $	(1) $	(74,315)

See accompanying notes.

28

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 35,911		$ 65,542
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							(373)		(8,158)
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(10,205)		61,954
Net Increase (Decrease) in Net Assets Resulting from Operations							25,333		119,338

Dividends and Distributions to Shareholders
From net investment income							(38,786)		(68,383)
			Total Dividends and Distributions				(38,786)		(68,383)

Capital Share Transactions
Net increase (decrease) in capital share transactions							139,787		204,288
Redemption fees - Class A							–		1
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					126,334		255,245

Net Assets
Beginning of period							1,337,081		1,081,836
End of period (including undistributed net investment income as set forth below)						$ 1,463,415		$ 1,337,081
Undistributed (overdistributed) net investment income (loss)						$ (11,834)		$ (8,959)

	Class A Class B		Class C	Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 41,974 $	285 $	8,402	$ 15,853	$ 1,455	$ 142,908	$ 540	$ 136	$ 2,816	$ 225	$ 2,091
Reinvested	5,351	542	972	981	8	28,628	3	3	69	37	40
Redeemed	(50,977)	(14,360)	(11,331)	(8,717)	(272)	(26,612)	(1)	(201)	(504)	(161)	(396)
Net Increase (Decrease)	$ (3,652) $ (13,533) $		(1,957) $	8,117	$ 1,191	$ 144,924	$ 542	$ (62) $	2,381	$ 101	$ 1,735
Shares:
Sold	4,417	30	879	1,667	153	14,972	57	14	297	23	221
Reinvested	563	57	102	103	1	3,005	–	–	7	4	4
Redeemed	(5,374)	(1,507)	(1,190)	(918)	(29)	(2,800)	–	(21)	(53)	(17)	(42)
Net Increase (Decrease)	(394)	(1,420)	(209)	852	125	15,177	57	(7)	251	10	183
Year Ended October 31, 2010
Dollars:
Sold	$ 124,124 $	6,861 $	31,188	$ 38,090	$ 30	$ 116,776	$ 17	$ 171	$ 1,508	$ 1,398	$ 432
Reinvested	9,125	1,663	1,537	951	–	50,813	–	1	10	5	4
Redeemed	(55,519)	(24,554)	(12,099)	(5,570)	–	(82,528)	–	–	(57)	(43)	(46)
Net Increase (Decrease)	$ 77,730 $ (16,030) $		20,626	$ 33,471	$ 30	$ 85,061	$ 17	$ 172	$ 1,461	$ 1,360	$ 390
Shares:
Sold	13,195	731	3,303	4,049	3	12,350	2	18	157	144	45
Reinvested	968	176	162	100	–	5,385	–	–	1	1	1
Redeemed	(5,906)	(2,601)	(1,285)	(590)	–	(8,769)	–	–	(6)	(4)	(5)
Net Increase (Decrease)	8,257	(1,694)	2,180	3,559	3	8,966	2	18	152	141	41

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (6,939) $	(737) $	(1,300) $	(1,000) $	(13) $	(28,645) $	(3) $	(3) $	(69) $	(37) $	(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (6,939) $		(737) $	(1,300) $	(1,000) $	(13) $	(28,645) $	(3) $	(3) $	(69) $	(37) $	(40)
Year Ended October 31, 2010
From net investment
income	$ (12,073) $	(2,299) $	(2,171) $	(963) $	–	$ (50,857) $	–	$ (1) $	(10) $	(5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (12,073) $		(2,299) $	(2,171) $	(963) $	–	$ (50,857) $	–	$ (1) $	(10) $	(5) $	(4)

See accompanying notes.

29

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Inflation Protection Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,429		$ 10,221
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							6,625		9,690
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(7,362)		35,650
Net Increase (Decrease) in Net Assets Resulting from Operations							8,692		55,561

Dividends and Distributions to Shareholders
From net investment income							(9,428)	(10,381)
			Total Dividends and Distributions				(9,428)	(10,381)

Capital Share Transactions
Net increase (decrease) in capital share transactions							139,885		77,244
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					139,149	122,425

Net Assets
Beginning of period							584,446	462,021
End of period (including undistributed net investment income as set forth below)						$ 723,595		$ 584,446
Undistributed (overdistributed) net investment income (loss)						$ 35		$ 34

	Class A Class C	Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,757	$ 2,163	$ 1,277	$ 144,886	$ 253	$ 194	$ 880	$ 536 $	655
Reinvested	187	24	77	9,019	8	9	35	12	19
Redeemed	(3,570)	(1,074)	(1,447)	(24,387)	(89)	(461)	(541)	(383)	(154)
Net Increase (Decrease)	$ 8,374	$ 1,113	$ (93) $	129,518	$ 172	$ (258) $	374	$ 165 $	520
Shares:
Sold	1,449	270	160	17,994	32	25	112	67	81
Reinvested	23	3	10	1,115	1	1	4	2	2
Redeemed	(443)	(135)	(182)	(3,048)	(11)	(59)	(68)	(48)	(19)
Net Increase (Decrease)	1,029	138	(12)	16,061	22	(33)	48	21	64
Year Ended October 31, 2010
Dollars:
Sold	$ 8,815	$ 1,835	$ 2,114	$ 116,273	$ 509	$ 462	$ 1,884	$ 580 $	886
Reinvested	178	16	104	9,942	7	12	32	13	16
Redeemed	(5,548)	(358)	(1,648)	(57,504)	(270)	(204)	(390)	(122)	(390)
Net Increase (Decrease)	$ 3,445	$ 1,493	$ 570	$ 68,711	$ 246	$ 270	$ 1,526	$ 471 $	512
Shares:
Sold	1,120	236	276	14,864	66	60	246	76	114
Reinvested	22	2	13	1,267	1	2	4	2	2
Redeemed	(702)	(46)	(215)	(7,360)	(35)	(27)	(51)	(16)	(50)
Net Increase (Decrease)	440	192	74	8,771	32	35	199	62	66

Distributions:
Period Ended April 30, 2011
From net investment income $	(214) $	(34) $	(78) $	(9,019) $	(8) $	(9) $	(35) $	(12) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(214) $	(34) $	(78) $	(9,019) $	(8) $	(9) $	(35) $	(12) $	(19)
Year Ended October 31, 2010
From net investment income $	(223) $	(26) $	(104) $	(9,948) $	(7) $	(12) $	(32) $	(13) $	(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(223) $	(26) $	(104) $	(9,948) $	(7) $	(12) $	(32) $	(13) $	(16)

See accompanying notes.

30

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Emerging Markets Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 4,259		$ 9,710
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							89,758		202,001
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							83,390		93,842
Net Increase (Decrease) in Net Assets Resulting from Operations							177,407		305,553

Dividends and Distributions to Shareholders
From net investment income							(7,252)		(9,058)
			Total Dividends and Distributions				(7,252)		(9,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions							58,930		(2,822)
Redemption fees - Class J							–		6
			Total increase (decrease) in net assets				229,085		293,679

Net Assets
Beginning of period							1,556,332		1,262,653
End of period (including undistributed net investment income as set forth below)						$ 1,785,417		$ 1,556,332
Undistributed (overdistributed) net investment income (loss)						$ 3,129		$ 6,122

	Class A Class B		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 18,296 $	392	$ 2,609	$ 18,438 $	43	$ 136,592	$ 1,289	$ 1,079	$ 6,307	$ 3,968	$ 8,982
Reinvested	102	–	–	207	–	6,584	–	–	51	81	143
Redeemed	(20,439)	(3,456)	(2,540)	(28,489)	–	(59,612)	(2,232)	(3,912)	(8,626)	(9,434)	(7,493)
Net Increase (Decrease)	$ (2,041) $	(3,064) $	69	$ (9,844) $	43	$ 83,564	$ (943) $	(2,833) $	(2,268) $	(5,385) $	1,632
Shares:
Sold	686	15	100	715	2	5,167	49	41	241	150	338
Reinvested	4	–	–	8	–	246	–	–	2	3	5
Redeemed	(773)	(135)	(98)	(1,110)	–	(2,237)	(85)	(148)	(331)	(358)	(283)
Net Increase (Decrease)	(83)	(120)	2	(387)	2	3,176	(36)	(107)	(88)	(205)	60
Year Ended October 31, 2010
Dollars:
Sold	$ 33,040 $	1,963	$ 4,282	$ 38,797 $	10	$ 147,748	$ 3,505	$ 3,617	$ 16,503	$ 9,718	$ 13,783
Reinvested	288	–	–	712	–	7,299	20	32	165	169	246
Redeemed	(34,252)	(6,841)	(4,151)	(57,365)	–	(136,098)	(2,478)	(4,011)	(12,724)	(9,282)	(17,517)
Net Increase (Decrease)	$ (924) $	(4,878) $	131	$ (17,856) $	10	$ 18,949	$ 1,047	$ (362) $	3,944	$ 605	$ (3,488)
Shares:
Sold	1,441	90	192	1,758	–	6,554	155	161	735	429	601
Reinvested	13	–	–	32	–	321	1	2	8	8	11
Redeemed	(1,514)	(313)	(187)	(2,653)	–	(6,101)	(112)	(181)	(573)	(424)	(788)
Net Increase (Decrease)	(60)	(223)	5	(863)	–	774	44	(18)	170	13	(176)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (106) $	–	$ –	$ (207) $	–	$ (6,664) $	–	$ –	$ (51) $	(81) $	(143)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(106) $	–	$ –	$ (207) $	–	$ (6,664) $	–	$ –	$ (51) $	(81) $	(143)
Year Ended October 31, 2010
From net investment
income	$ (297) $	–	$ –	$ (713) $	–	$ (7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(297) $	–	$ –	$ (713) $	–	$ (7,416) $	(20) $	(32) $	(165) $	(169) $	(246)

See accompanying notes.

31

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						International Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,413		$ 16,807
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions						119,329			76,269
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							28,702		77,050
Net Increase (Decrease) in Net Assets Resulting from Operations						157,444			170,126

Dividends and Distributions to Shareholders
From net investment income						(16,945)			(21,397)
			Total Dividends and Distributions			(16,945)			(21,397)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(303,972)			(35,691)
		Total increase (decrease) in net assets				(163,473)			113,038

Net Assets
Beginning of period						1,398,581		1,285,543
End of period (including undistributed net investment income as set forth below)						$ 1,235,108		$ 1,398,581
Undistributed (overdistributed) net investment income (loss)						$ 7,228		$ 14,760

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,983	$ 128 $	2,186 $	23,566 $	79 $	236 $	1,945 $	770	$ 847
Reinvested	72	2	355	16,278	7	35	45	38	111
Redeemed	(1,818)	(145)	(4,139)	(338,319)	(136)	(2,846)	(3,153)	(757)	(2,342)
Net Increase (Decrease)	$ 1,237	$ (15) $	(1,598) $ (298,475) $		(50) $	(2,575) $	(1,163) $	51	$ (1,384)
Shares:
Sold	328	14	246	2,576	8	27	207	85	95
Reinvested	8	–	40	1,813	1	4	5	4	12
Redeemed	(201)	(16)	(467)	(37,795)	(15)	(324)	(344)	(83)	(259)
Net Increase (Decrease)	135	(2)	(181)	(33,406)	(6)	(293)	(132)	6	(152)
Year Ended October 31, 2010
Dollars:
Sold	$ 2,870	$ 262 $	3,428 $	126,249 $	365 $	838 $	1,912 $	1,677	$ 1,851
Reinvested	65	2	388	20,407	7	62	185	80	200
Redeemed	(1,594)	(188)	(7,283)	(160,255)	(549)	(2,045)	(11,764)	(5,007)	(7,854)
Net Increase (Decrease)	$ 1,341	$ 76 $	(3,467) $	(13,599) $	(177) $	(1,145) $	(9,667) $	(3,250) $	(5,803)
Shares:
Sold	359	33	436	15,830	46	108	232	210	231
Reinvested	8	–	48	2,504	1	8	22	10	25
Redeemed	(199)	(23)	(934)	(20,204)	(69)	(269)	(1,479)	(635)	(1,008)
Net Increase (Decrease)	168	10	(450)	(1,870)	(22)	(153)	(1,225)	(415)	(752)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (73) $	(2) $	(356) $	(16,278) $	(7) $	(35) $	(45) $	(38) $	(111)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(73) $	(2) $	(356) $	(16,278) $	(7) $	(35) $	(45) $	(38) $	(111)
Year Ended October 31, 2010
From net investment
income	$ (66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)

See accompanying notes.

32

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 133		$ (2,920)
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							152,858		174,764
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							134,120		287,750
Net Increase (Decrease) in Net Assets Resulting from Operations							287,111		459,594

Dividends and Distributions to Shareholders
From net investment income							–		(316)
			Total Dividends and Distributions				–		(316)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(31,086)		(358,275)
Redemption fees - Class C							–		1
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				256,025		101,005

Net Assets
Beginning of period							2,327,629		2,226,624
End of period (including undistributed net investment income as set forth below)						$ 2,583,654		$ 2,327,629
Undistributed (overdistributed) net investment income (loss)						$ 133		$ –

	Class A	Class B	Class C Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 18,312	$ 219	$ 1,840	$ 3,563	$ 123	$ 135,899	$ 1,481	$ 911	$ 3,207	$ 3,686	$ 13,324
Redeemed	(32,446)	(4,362)	(2,417)	(4,756)	–	(132,599)	(2,106)	(7,545)	(11,140)	(3,602)	(12,678)
Net Increase (Decrease)	$ (14,134) $	(4,143) $	(577) $	(1,193) $	123	$ 3,300	$ (625) $	(6,634) $	(7,933) $	84	$ 646
Shares:
Sold	2,265	28	235	460	15	16,515	186	114	377	437	1,614
Redeemed	(4,012)	(566)	(305)	(613)	–	(16,191)	(264)	(964)	(1,327)	(432)	(1,509)
Net Increase (Decrease)	(1,747)	(538)	(70)	(153)	15	324	(78)	(850)	(950)	5	105
Year Ended October 31, 2010
Dollars:
Sold	$ 38,760	$ 1,005	$ 3,122	$ 5,751	$ 10	$ 214,735	$ 7,400	$ 1,814	$ 4,805	$ 4,328	$ 73,107
Reinvested	–	–	–	–	–	312	–	–	–	–	–
Redeemed	(59,856)	(8,788)	(2,621)	(8,411)	–	(553,805)	(2,726)	(4,179)	(19,391)	(16,081)	(37,566)
Net Increase (Decrease)	$ (21,096) $	(7,783) $	501	$ (2,660) $	10	$ (338,758) $	4,674	$ (2,365) $	(14,586) $ (11,753) $		35,541
Shares:
Sold	5,601	153	461	869	1	30,625	1,109	263	601	600	10,516
Reinvested	–	–	–	–	–	45	–	–	–	–	–
Redeemed	(8,657)	(1,322)	(390)	(1,277)	–	(75,960)	(401)	(613)	(2,701)	(2,220)	(5,263)
Net Increase (Decrease)	(3,056)	(1,169)	71	(408)	1	(45,290)	708	(350)	(2,100)	(1,620)	5,253

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

33

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap S&P 500 Index Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 19,628		$ 22,586
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							13,329		4,565
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							340,411		205,527
Net Increase (Decrease) in Net Assets Resulting from Operations							373,368		232,678

Dividends and Distributions to Shareholders
From net investment income							(28,555)		(14,232)
			Total Dividends and Distributions				(28,555)		(14,232)

Capital Share Transactions
Net increase (decrease) in capital share transactions							55,327		1,169,305
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					400,140		1,387,753

Net Assets
Beginning of period							2,298,649		910,896
End of period (including undistributed net investment income as set forth below)						$ 2,698,789		$ 2,298,649
Undistributed (overdistributed) net investment income (loss)						$ 10,406		$ 19,333

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 11,417 $	1,166	$ 20,422	$ 95,704	$ 2,788	$ 2,322	$ 21,296	$ 12,283	$ 42,733
Reinvested	1,658	25	2,988	18,980	122	244	940	1,094	2,469
Redeemed	(13,771)	(851)	(26,931)	(82,411)	(3,145)	(11,992)	(13,596)	(13,363)	(17,264)
Net Increase (Decrease)	$ (696) $	340	$ (3,521) $	32,273	$ (235) $	(9,426) $	8,640	$ 14	$ 27,938
Shares:
Sold	1,271	131	2,288	10,655	318	257	2,371	1,359	4,787
Reinvested	189	3	343	2,164	14	28	107	124	278
Redeemed	(1,542)	(98)	(3,016)	(9,190)	(352)	(1,359)	(1,546)	(1,504)	(1,885)
Net Increase (Decrease)	(82)	36	(385)	3,629	(20)	(1,074)	932	(21)	3,180
Year Ended October 31, 2010
Dollars:
Sold	$ 19,353 $	1,806	$ 28,352	$ 385,606	$ 4,404	$ 7,425	$ 18,555	$ 24,868	$ 36,893
Issued in acquisitions	82,849	715	31,682	835,129	987	1,620	648	1,285	3,459
Reinvested	759	41	3,639	2,616	156	623	2,000	1,324	3,049
Redeemed	(18,236)	(1,167)	(44,948)	(119,555)	(3,282)	(15,814)	(59,755)	(17,568)	(50,213)
Net Increase (Decrease)	$ 84,725 $	1,395	$ 18,725	$ 1,103,796	$ 2,265	$ (6,146) $ (38,552) $		9,909	$ (6,812)
Shares:
Sold	2,463	230	3,638	49,291	559	943	2,355	3,190	4,633
Issued in acquisitions	10,688	93	4,127	107,825	128	209	84	165	442
Reinvested	97	6	473	337	20	80	257	170	389
Redeemed	(2,315)	(152)	(5,759)	(15,277)	(419)	(2,022)	(7,610)	(2,239)	(6,369)
Net Increase (Decrease)	10,933	177	2,479	142,176	288	(790)	(4,914)	1,286	(905)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,689) $	(26) $	(2,991) $	(18,980)	$ (122) $	(244) $	(940) $	(1,094) $	(2,469)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,689) $	(26) $	(2,991) $	(18,980)	$ (122) $	(244) $	(940) $	(1,094) $	(2,469)
Year Ended October 31, 2010
From net investment
income	$ (777) $	(42) $	(3,645) $	(2,616)	$ (156) $	(623) $	(2,000) $	(1,324) $	(3,049)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (777) $	(42) $	(3,645) $	(2,616)	$ (156) $	(623) $	(2,000) $	(1,324) $	(3,049)

See accompanying notes.

34

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						LargeCap Value Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 8,000		$ 14,661
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							90,017		15,839
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies						136,093			90,462
Net Increase (Decrease) in Net Assets Resulting from Operations						234,110		120,962

Dividends and Distributions to Shareholders
From net investment income						(15,354)		(15,093)
			Total Dividends and Distributions			(15,354)		(15,093)

Capital Share Transactions
Net increase (decrease) in capital share transactions						310,660		278,985
		Total increase (decrease) in net assets				529,416		384,854

Net Assets
Beginning of period						1,174,719		789,865
End of period (including undistributed net investment income as set forth below)						$ 1,704,135		$ 1,174,719
Undistributed (overdistributed) net investment income (loss)						$ 3,946		$ 11,300

	Class A	Class B	Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 7,287 $	87	$ 447	$ 5,311	$ 356,491	$ 98	$ 441 $	249	$ 665	$ 558
Reinvested	1,308	–	5	352	13,526	6	18	9	24	69
Redeemed	(13,772)	(1,389)	(148)	(3,726)	(52,976)	(197)	(864)	(1,464)	(258)	(1,497)
Net Increase (Decrease)	$ (5,177) $	(1,302) $	304	$ 1,937	$ 317,041	$ (93) $	(405) $	(1,206) $	431	$ (870)
Shares:
Sold	761	9	47	558	35,657	11	46	26	68	58
Reinvested	140	–	–	38	1,456	1	2	1	3	8
Redeemed	(1,443)	(145)	(16)	(391)	(5,536)	(21)	(92)	(164)	(28)	(150)
Net Increase (Decrease)	(542)	(136)	31	205	31,577	(9)	(44)	(137)	43	(84)
Year Ended October 31, 2010
Dollars:
Sold	$ 13,842 $	423	$ 422	$ 6,090	$ 353,673	$ 378	$ 622 $	679	$ 609	$ 2,182
Reinvested	2,168	3	13	536	12,051	22	41	94	33	73
Redeemed	(26,986)	(2,806)	(311)	(6,867)	(67,882)	(679)	(860)	(3,533)	(605)	(4,440)
Net Increase (Decrease)	$ (10,976) $	(2,380) $	124	$ (241) $	297,842	$ (279) $	(197) $	(2,760) $	37	$ (2,185)
Shares:
Sold	1,647	50	52	730	41,674	46	75	82	73	262
Reinvested	261	–	1	65	1,454	3	5	11	4	9
Redeemed	(3,214)	(333)	(38)	(830)	(8,146)	(82)	(103)	(439)	(73)	(530)
Net Increase (Decrease)	(1,306)	(283)	15	(35)	34,982	(33)	(23)	(346)	4	(259)

Distributions:
Period Ended April 30, 2011
From net investment income $	(1,345) $	–	$ (5) $	(352) $	(13,526) $	(6) $	(18) $	(9) $	(24) $	(69)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,345) $	–	$ (5) $	(352) $	(13,526) $	(6) $	(18) $	(9) $	(24) $	(69)
Year Ended October 31, 2010
From net investment income $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)

See accompanying notes.

35

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							MidCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 2,471		$ 10,264
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							42,900		66,366
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							232,000	188,997
Net Increase (Decrease) in Net Assets Resulting from Operations							277,371	265,627

Dividends and Distributions to Shareholders
From net investment income							(15,700)		(5,794)
From net realized gain on investments							(49,428)		–
			Total Dividends and Distributions				(65,128)		(5,794)

Capital Share Transactions
Net increase (decrease) in capital share transactions							226,214	(114,443)
		Total increase (decrease) in net assets					438,457	145,390

Net Assets
Beginning of period						1,240,601		1,095,211
End of period (including undistributed net investment income as set forth below)						$ 1,679,058		$ 1,240,601
Undistributed (overdistributed) net investment income (loss)						$ (8,779)		$ 4,450

	Class A	Class B Class C		Class J	Class P Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 86,122 $	975	$ 12,183	$ 20,133	$ 21,479	$ 115,336	$ 247 $	2,043	$ 4,527	$ 8,541	$ 7,931
Reinvested	25,881	1,334	720	8,659	9	20,239	96	291	968	715	1,887
Redeemed	(50,848)	(7,965)	(2,354)	(17,595)	(2,635)	(24,661)	(374)	(944)	(2,417)	(1,822)	(2,487)
Net Increase (Decrease)	$ 61,155 $	(5,656) $	10,549	$ 11,197	$ 18,853	$ 110,914	$ (31) $	1,390	$ 3,078	$ 7,434	$ 7,331
Shares:
Sold	6,257	72	917	1,506	1,502	8,451	18	151	330	619	568
Reinvested	1,970	105	57	680	1	1,522	8	23	74	54	143
Redeemed	(3,691)	(591)	(175)	(1,320)	(185)	(1,771)	(29)	(70)	(178)	(131)	(183)
Net Increase (Decrease)	4,536	(414)	799	866	1,318	8,202	(3)	104	226	542	528
Year Ended October 31, 2010
Dollars:
Sold	$ 94,593 $	2,865	$ 11,596	$ 22,873	$ 88	$ 52,461	$ 562 $	2,410	$ 8,749	$ 2,941	$ 24,278
Reinvested	1,565	–	19	423	–	3,166	4	11	43	38	113
Redeemed	(95,445)	(17,320)	(3,432)	(27,024)	–	(182,400)	(648)	(2,062)	(3,780)	(3,516)	(7,614)
Net Increase (Decrease)	$ 713 $ (14,455) $		8,183	$ (3,728) $	88	$ (126,773) $	(82) $	359	$ 5,012	$ (537) $	16,777
Shares:
Sold	7,886	249	1,002	1,984	7	4,382	50	204	721	239	1,986
Reinvested	138	–	2	39	–	278	–	1	4	3	10
Redeemed	(8,080)	(1,495)	(299)	(2,362)	–	(14,944)	(56)	(175)	(319)	(304)	(640)
Net Increase (Decrease)	(56)	(1,246)	705	(339)	7	(10,284)	(6)	30	406	(62)	1,356

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (6,065) $	–	$ (147) $	(1,853) $	(3) $	(6,640) $	(15) $	(60) $	(227) $	(186) $	(504)
From net realized gain on
investments	(20,835)	(1,392)	(862)	(6,815)	(6)	(16,553)	(81)	(231)	(741)	(529)	(1,383)
Total Dividends and Distributions $ (26,900) $		(1,392) $	(1,009) $	(8,668) $	(9) $	(23,193) $	(96) $	(291) $	(968) $	(715) $	(1,887)
Year Ended October 31, 2010
From net investment
income	$ (1,606) $	–	$ (24) $	(424) $	–	$ (3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,606) $	–	$ (24) $	(424) $	–	$ (3,531) $	(4) $	(11) $	(43) $	(38) $	(113)

See accompanying notes.

36

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ –		$ –
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							–		3,636
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							–		–
Net Increase (Decrease) in Net Assets Resulting from Operations							–		3,636

Capital Share Transactions
Net increase (decrease) in capital share transactions							(57,214)	(1,029,617)
		Total increase (decrease) in net assets					(57,214)	(1,025,981)

Net Assets
Beginning of period							1,324,081		2,350,062
End of period (including undistributed net investment income as set forth below)						$ 1,266,867		$ 1,324,081
Undistributed (overdistributed) net investment income (loss)						$ –		$ –

	Class A	Class B	Class C	Class J	Class S(a) Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 293,416	$ 3,786 $	8,037 $	59,769	N/A	$ 83,645	$ 1,178 $	2,541	$ 11,539 $	6,053 $	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	$ (5,736) $	(10,090) $	(2,374) $	(32,386)	N/A	$ 15,705	$ (720) $	(3,082) $	(8,968) $	(168) $	(9,395)
Shares:
Sold	293,416	3,786	8,037	59,769	N/A	83,645	1,178	2,541	11,539	6,053	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	(5,736)	(10,090)	(2,374)	(32,386)	N/A	15,705	(720)	(3,082)	(8,968)	(168)	(9,395)
Year Ended October 31, 2010
Dollars:
Sold	$ 469,628	$ 12,489 $	14,391 $ 135,851		$ 6,506	$ 132,522	$ 2,839 $	8,696	$ 20,776 $	13,086 $	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	$ (132,655) $	(30,724) $ (10,140) $		(36,814) $ (761,480) $		(30,241) $	(238) $	1,655	$ (12,214) $	(3,422) $ (13,344)
Shares:
Sold	469,628	12,489	14,391	135,851	6,506	132,522	2,839	8,696	20,776	13,086	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	(132,655)	(30,724)	(10,140)	(36,814)	(761,480)	(30,241)	(238)	1,655	(12,214)	(3,422)	(13,344)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
Year Ended October 31, 2010
From net investment
income	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

37

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal Capital Appreciation Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 5,780		$ 14,924
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							16,772		40,887
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							188,491		84,759
Net Increase (Decrease) in Net Assets Resulting from Operations							211,043		140,570

Dividends and Distributions to Shareholders
From net investment income							(17,064)		(5,788)
From net realized gain on investments							(37,979)		(6,037)
			Total Dividends and Distributions				(55,043)		(11,825)

Capital Share Transactions
Net increase (decrease) in capital share transactions							271,359		75,455
Redemption fees - Class A							–		1
		Total increase (decrease) in net assets					427,359		204,201

Net Assets
Beginning of period							1,086,093		881,892
End of period (including undistributed net investment income as set forth below)						$ 1,513,452		$ 1,086,093
Undistributed (overdistributed) net investment income (loss)						$ 3,082		$ 14,366

	Class A Class B		Class C Class P Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 29,916 $	610 $	3,107	$ 97	$ 280,889	$ 308	$ 874	$ 2,330	$ 1,590	$ 1,485
Reinvested	15,325	1,987	727	–	34,698	10	4	50	155	509
Redeemed	(48,514)	(10,560)	(3,123)	–	(38,840)	(14)	(81)	(192)	(236)	(1,752)
Net Increase (Decrease)	$ (3,273) $	(7,963) $	711	$ 97	$ 276,747	$ 304	$ 797	$ 2,188	$ 1,509	$ 242
Shares:
Sold	757	18	92	3	7,208	7	22	57	41	38
Reinvested	400	62	22	–	895	–	–	2	4	13
Redeemed	(1,232)	(314)	(93)	–	(965)	–	(2)	(5)	(6)	(44)
Net Increase (Decrease)	(75)	(234)	21	3	7,138	7	20	54	39	7
Year Ended October 31, 2010
Dollars:
Sold	$ 73,922 $	2,088 $	5,942	$ 10	$ 148,548	$ 230	$ 76	$ 1,070	$ 2,715	$ 11,315
Reinvested	4,116	566	115	–	6,549	–	–	–	–	–
Redeemed	(96,011)	(30,115)	(4,221)	–	(51,147)	–	–	(10)	(3)	(300)
Net Increase (Decrease)	$ (17,973) $ (27,461) $		1,836	$ 10	$ 103,950	$ 230	$ 76	$ 1,060	$ 2,712	$ 11,015
Shares:
Sold	2,102	69	199	–	4,189	7	2	29	75	314
Reinvested	120	20	4	–	188	–	–	–	–	–
Redeemed	(2,746)	(1,000)	(140)	–	(1,455)	–	–	–	–	(8)
Net Increase (Decrease)	(524)	(911)	63	–	2,922	7	2	29	75	306

Distributions:
Period Ended April 30, 2011
From net investment income $	(4,465) $	(72) $	(102) $	–	$ (12,181) $	(3) $	(1) $	(18) $	(52) $	(170)
From net realized gain on
investments	(12,121)	(2,145)	(681)	–	(22,548)	(7)	(3)	(32)	(103)	(339)
Total Dividends and Distributions $ (16,586) $		(2,217) $	(783) $	–	$ (34,729) $	(10) $	(4) $	(50) $	(155) $	(509)
Year Ended October 31, 2010
From net investment income $	(1,961) $	– $	–	$ – $	(3,827) $	–	$ – $	–	$ –	$ –
From net realized gain on
investments	(2,559)	(627)	(127)	–	(2,724)	–	–	–	–	–
Total Dividends and Distributions $	(4,520) $	(627) $	(127) $	–	$ (6,551) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

38

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Real Estate Securities Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 3,083		$ 33,716
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							99,493	144,619
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies						138,930		367,079
Net Increase (Decrease) in Net Assets Resulting from Operations						241,506		545,414

Dividends and Distributions to Shareholders
From net investment income						(12,403)		(34,411)
			Total Dividends and Distributions			(12,403)		(34,411)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(81,312)		(233,711)
Redemption fees - Class A							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets				147,791		277,295

Net Assets
Beginning of period						1,708,348		1,431,053
End of period (including undistributed net investment income as set forth below)						$ 1,856,139		$ 1,708,348
Undistributed (overdistributed) net investment income (loss)						$ (8,714)		$ 606

	Class A Class B		Class C	Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 26,634	$ 329 $	4,800	$ 10,384 $	711	$ 138,346 $	1,738	$ 1,123	$ 5,950 $	7,778	$ 14,286
Reinvested	582	33	29	752	1	9,754	31	67	228	160	462
Redeemed	(12,409)	(2,266)	(1,618)	(14,158)	(5)	(252,021)	(2,001)	(2,947)	(6,343)	(4,644)	(7,078)
Net Increase (Decrease)	$ 14,807	$ (1,904) $	3,211	$ (3,022) $	707	$ (103,921) $	(232) $	(1,757) $	(165) $	3,294	$ 7,670
Shares:
Sold	1,612	20	292	642	42	8,397	106	71	368	480	879
Reinvested	36	2	2	48	–	597	2	4	14	10	29
Redeemed	(755)	(137)	(99)	(878)	–	(15,612)	(123)	(187)	(394)	(292)	(442)
Net Increase (Decrease)	893	(115)	195	(188)	42	(6,618)	(15)	(112)	(12)	198	466
Year Ended October 31, 2010
Dollars:
Sold	$ 48,454	$ 1,291 $	7,536	$ 16,708 $	10	$ 275,456 $	2,809	$ 4,349	$ 12,090 $	9,516	$ 20,962
Reinvested	1,376	108	68	1,882	–	28,095	76	219	666	353	1,116
Redeemed	(31,022)	(4,746)	(2,388)	(20,707)	–	(544,719)	(1,908)	(5,438)	(17,107)	(6,524)	(32,292)
Net Increase (Decrease)	$ 18,808	$ (3,347) $	5,216	$ (2,117) $	10	$ (241,168) $	977	$ (870) $	(4,351) $	3,345	$ (10,214)
Shares:
Sold	3,346	92	532	1,180	1	19,572	197	312	851	677	1,498
Reinvested	98	8	5	137	–	2,016	6	16	48	26	82
Redeemed	(2,143)	(338)	(167)	(1,506)	–	(37,245)	(135)	(396)	(1,224)	(496)	(2,394)
Net Increase (Decrease)	1,301	(238)	370	(189)	1	(15,657)	68	(68)	(325)	207	(814)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (646) $	(35) $	(47) $	(753) $	(1) $	(9,973) $	(31) $	(67) $	(228) $	(160) $	(462)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(646) $	(35) $	(47) $	(753) $	(1) $	(9,973) $	(31) $	(67) $	(228) $	(160) $	(462)
Year Ended October 31, 2010
From net investment
income	$ (1,462) $	(113) $	(87) $	(1,885) $	–	$ (28,434) $	(76) $	(219) $	(666) $	(353) $	(1,116)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,462) $	(113) $	(87) $	(1,885) $	–	$ (28,434) $	(76) $	(219) $	(666) $	(353) $	(1,116)

See accompanying notes.

39

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							Short-Term Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 11,609		$ 19,465
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							6,454		(424)
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(11,883)		19,906
Net Increase (Decrease) in Net Assets Resulting from Operations							6,180		38,947

Dividends and Distributions to Shareholders
From net investment income							(12,970)		(18,769)
			Total Dividends and Distributions				(12,970)		(18,769)

Capital Share Transactions
Net increase (decrease) in capital share transactions							54,902		464,046
Redemption fees - Class A							–		8
Redemption fees - Class C							–		1
		Total increase (decrease) in net assets					48,112		484,233

Net Assets
Beginning of period							953,388		469,155
End of period (including undistributed net investment income as set forth below)						$ 1,001,500		$ 953,388
Undistributed (overdistributed) net investment income (loss)						$ (1,131)		$ 230

	Class A Class C		Class J	Class P Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 76,778 $	16,244	$ 20,243	$ 743	$ 102,147	$ 277	$ 135	$ 374	$ 427	$ 496
Reinvested	3,625	582	703	3	7,060	9	2	38	7	20
Redeemed	(95,109)	(18,627)	(8,700)	(26)	(50,693)	(44)	(175)	(597)	(358)	(682)
Net Increase (Decrease)	$ (14,706) $	(1,801) $	12,246	$ 720	$ 58,514	$ 242	$ (38) $	(185) $	76	$ (166)
Shares:
Sold	6,362	1,345	1,678	61	8,474	23	11	31	36	41
Reinvested	300	48	58	–	586	1	–	3	1	2
Redeemed	(7,882)	(1,543)	(721)	(2)	(4,200)	(4)	(14)	(49)	(30)	(57)
Net Increase (Decrease)	(1,220)	(150)	1,015	59	4,860	20	(3)	(15)	7	(14)
Year Ended October 31, 2010
Dollars:
Sold	$ 213,031 $	51,567	$ 7,370	$ 105	$ 259,097	$ 79	$ 103	$ 634	$ 228	$ 288
Issued in acquisitions	62,085	6,546	47,632	–	10,824	758	125	2,840	319	1,441
Reinvested	4,548	836	263	–	11,286	4	1	17	2	10
Redeemed	(91,127)	(13,387)	(2,932)	–	(109,999)	(61)	(2)	(220)	(49)	(216)
Net Increase (Decrease)	$ 188,537 $	45,562	$ 52,333	$ 105	$ 171,208	$ 780	$ 227	$ 3,271	$ 500	$ 1,523
Shares:
Sold	17,785	4,301	608	9	21,657	7	9	52	19	24
Issued in acquisitions	5,158	543	3,958	–	900	63	10	236	26	120
Reinvested	379	70	22	–	941	–	–	1	–	1
Redeemed	(7,596)	(1,113)	(242)	–	(9,177)	(5)	–	(18)	(4)	(18)
Net Increase (Decrease)	15,726	3,801	4,346	9	14,321	65	19	271	41	127

Distributions:
Period Ended April 30, 2011
From net investment income $	(4,268) $	(789) $	(711) $	(3) $	(7,123) $	(9) $	(2) $	(38) $	(7) $	(20)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,268) $	(789) $	(711) $	(3) $	(7,123) $	(9) $	(2) $	(38) $	(7) $	(20)
Year Ended October 31, 2010
From net investment income $	(5,883) $	(1,173) $	(266) $	–	$ (11,413) $	(4) $	(1) $	(17) $	(2) $	(10)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,883) $	(1,173) $	(266) $	–	$ (11,413) $	(4) $	(1) $	(17) $	(2) $	(10)

See accompanying notes.

40

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							SmallCap Blend Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (394)		$ (346)
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							19,093		18,845
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							25,926		24,180
Net Increase (Decrease) in Net Assets Resulting from Operations							44,625		42,679

Dividends and Distributions to Shareholders
From net investment income							–		(147)
			Total Dividends and Distributions				–		(147)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(5,757)		(12,091)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				38,868		30,442

Net Assets
Beginning of period							211,141		180,699
End of period (including undistributed net investment income as set forth below)						$ 250,009		$ 211,141
Undistributed (overdistributed) net investment income (loss)						$ (394)		$ –

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,525	$ 94	$ 1,266	$ 3,441	$ 100	$ 48	$ 79	$ 147	$ 227	$ 729
Redeemed	(7,046)	(1,604)	(486)	(7,653)	(67)	(69)	(261)	(149)	(348)	(730)
Net Increase (Decrease)	$ (521) $	(1,510) $	780	$ (4,212) $	33	$ (21) $	(182) $	(2) $	(121) $	(1)
Shares:
Sold	453	7	90	246	7	4	6	10	15	49
Redeemed	(490)	(118)	(34)	(548)	(4)	(5)	(18)	(10)	(24)	(49)
Net Increase (Decrease)	(37)	(111)	56	(302)	3	(1)	(12)	–	(9)	–
Year Ended October 31, 2010
Dollars:
Sold	$ 10,236	$ 393	$ 669	$ 6,451	$ 327	$ 89	$ 135	$ 222	$ 337	$ 948
Reinvested	–	–	–	–	135	–	–	–	3	9
Redeemed	(13,293)	(3,024)	(307)	(13,010)	(74)	(109)	(285)	(206)	(572)	(1,165)
Net Increase (Decrease)	$ (3,057) $	(2,631) $	362	$ (6,559) $	388	$ (20) $	(150) $	16	$ (232) $	(208)
Shares:
Sold	846	34	56	553	27	8	11	18	28	78
Reinvested	–	–	–	–	11	–	–	–	–	1
Redeemed	(1,109)	(263)	(26)	(1,128)	(6)	(9)	(24)	(17)	(46)	(96)
Net Increase (Decrease)	(263)	(229)	30	(575)	32	(1)	(13)	1	(18)	(17)

Distributions:
Period Ended April 30, 2011
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment income $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)

See accompanying notes.

41

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands							SmallCap Growth Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ (383)		$ (1,386)
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							45,995		26,598
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							(13,551)		27,917
Net Increase (Decrease) in Net Assets Resulting from Operations							32,061		53,129

Capital Share Transactions
Net increase (decrease) in capital share transactions							(183,112)		(24,424)
			Total increase (decrease) in net assets				(151,051)		28,705

Net Assets
Beginning of period							252,612		223,907
End of period (including undistributed net investment income as set forth below)						$ 101,561		$ 252,612
Undistributed (overdistributed) net investment income (loss)						$ (383)		$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 4,697	$ 117	$ 780	$ 2,129	$ 2,531	$ 130	$ 41	$ 133	$ 24	$ 358
Redeemed	(4,821)	(459)	(395)	(2,574)	(182,971)	(324)	(266)	(1,450)	(63)	(729)
Net Increase (Decrease)	$ (124) $	(342) $	385	$ (445) $ (180,440) $		(194) $	(225) $	(1,317) $	(39) $	(371)
Shares:
Sold	594	15	100	281	317	17	5	16	3	42
Redeemed	(604)	(59)	(51)	(341)	(23,129)	(42)	(34)	(193)	(8)	(85)
Net Increase (Decrease)	(10)	(44)	49	(60)	(22,812)	(25)	(29)	(177)	(5)	(43)
Year Ended October 31, 2010
Dollars:
Sold	$ 7,346	$ 208	$ 572	$ 2,346	$ 4,305	$ 209	$ 209	$ 263	$ 165	$ 1,993
Redeemed	(5,688)	(970)	(364)	(4,069)	(28,671)	(259)	(219)	(1,098)	(413)	(289)
Net Increase (Decrease)	$ 1,658	$ (762) $	208	$ (1,723) $	(24,366) $	(50) $	(10) $	(835) $	(248) $	1,704
Shares:
Sold	1,115	33	91	372	644	33	32	39	23	292
Redeemed	(866)	(152)	(57)	(660)	(4,257)	(40)	(34)	(164)	(60)	(42)
Net Increase (Decrease)	249	(119)	34	(288)	(3,613)	(7)	(2)	(125)	(37)	250

Distributions:
Period Ended April 30, 2011
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

42

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SmallCap Value Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 396		$ 2,763
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions							21,542		28,169
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies							31,100		47,884
Net Increase (Decrease) in Net Assets Resulting from Operations							53,038		78,816

Dividends and Distributions to Shareholders
From net investment income							(2,533)		(3,551)
			Total Dividends and Distributions				(2,533)		(3,551)

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,791	(190,665)
Redemption fees - Class J							–		1
			Total increase (decrease) in net assets				55,296	(115,399)

Net Assets
Beginning of period						297,579		412,978
End of period (including undistributed net investment income as set forth below)						$ 352,875		$ 297,579
Undistributed (overdistributed) net investment income (loss)						$ (197)		$ 1,940

	Class A Class B		Class C Class J Institutional R-1				R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,262 $	41	$ 342	$ 2,679 $	33,110	$ 235	$ 452 $	866	$ 1,388	$ 1,582
Reinvested	66	–	–	178	2,103	3	13	33	21	100
Redeemed	(1,699)	(278)	(356)	(3,804)	(20,434)	(228)	(3,053)	(3,696)	(1,185)	(5,950)
Net Increase (Decrease)	$ 629 $	(237) $	(14) $	(947) $	14,779	$ 10	$ (2,588) $	(2,797) $	224	$ (4,268)
Shares:
Sold	147	3	23	180	2,244	16	30	57	92	103
Reinvested	4	–	–	12	137	–	1	2	1	6
Redeemed	(110)	(19)	(24)	(257)	(1,352)	(15)	(200)	(247)	(76)	(380)
Net Increase (Decrease)	41	(16)	(1)	(65)	1,029	1	(169)	(188)	17	(271)
Year Ended October 31, 2010
Dollars:
Sold	$ 4,170 $	191	$ 683	$ 4,327 $	20,269	$ 447	$ 1,376 $	2,087	$ 1,424	$ 8,199
Reinvested	49	–	–	124	3,045	4	20	84	38	174
Redeemed	(4,635)	(966)	(1,332)	(7,148)	(186,176)	(545)	(2,055)	(8,882)	(4,736)	(20,901)
Net Increase (Decrease)	$ (416) $	(775) $	(649) $	(2,697) $ (162,862) $		(94) $	(659) $	(6,711) $	(3,274) $ (12,528)
Shares:
Sold	314	15	53	334	1,593	34	104	159	107	626
Reinvested	4	–	–	10	244	–	2	6	3	14
Redeemed	(358)	(77)	(104)	(567)	(13,935)	(42)	(157)	(685)	(366)	(1,569)
Net Increase (Decrease)	(40)	(62)	(51)	(223)	(12,098)	(8)	(51)	(520)	(256)	(929)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (75) $	–	$ –	$ (178) $	(2,110) $	(3) $	(13) $	(33) $	(21) $	(100)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(75) $	–	$ –	$ (178) $	(2,110) $	(3) $	(13) $	(33) $	(21) $	(100)
Year Ended October 31, 2010
From net investment
income	$ (55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)

See accompanying notes.

43

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)

Amounts in thousands				Tax-Exempt Bond Fund

				Period Ended	Year Ended
				April 30, 2011	October 31, 2010
Operations
Net investment income (loss)				$ 5,718	$ 12,528
Net realized gain (loss) on investments, futures, swap agreements and foreign
currency transactions				(2,968)	(3,468)
Change in unrealized appreciation/depreciation of investments, futures, swap agreements
and translation of assets and liabilities in foreign currencies				(12,123)	12,323
Net Increase (Decrease) in Net Assets Resulting from Operations				(9,373)	21,383

Dividends and Distributions to Shareholders
From net investment income				(5,913)	(12,050)
			Total Dividends and Distributions	(5,913)	(12,050)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(21,256)	(5,885)
		Total increase (decrease) in net assets		(36,542)	3,448

Net Assets
Beginning of period				264,035	260,587
End of period (including undistributed net investment income as set forth below)				$ 227,493	$ 264,035
Undistributed (overdistributed) net investment income (loss)				$ 693	$ 888

	Class A	Class B	Class C
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 10,269 $	52 $	407
Reinvested	3,740	74	118
Redeemed	(31,860)	(2,139)	(1,917)
Net Increase (Decrease)	$ (17,851) $	(2,013) $	(1,392)
Shares:
Sold	1,508	8	61
Reinvested	550	11	17
Redeemed	(4,701)	(316)	(284)
Net Increase (Decrease)	(2,643)	(297)	(206)
Year Ended October 31, 2010
Dollars:
Sold	$ 27,835 $	407 $	3,856
Reinvested	7,749	229	229
Redeemed	(38,724)	(4,587)	(2,879)
Net Increase (Decrease)	$ (3,140) $	(3,951) $	1,206
Shares:
Sold	3,915	58	545
Reinvested	1,090	32	32
Redeemed	(5,457)	(647)	(408)
Net Increase (Decrease)	(452)	(557)	169

Distributions:
Period Ended April 30, 2011
From net investment income $	(5,662) $	(99) $	(152)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(5,662) $	(99) $	(152)
Year Ended October 31, 2010
From net investment income $ (11,465) $		(295) $	(290)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $ (11,465) $		(295) $	(290)

See accompanying notes.

44

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

California
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net decrease in net assets from operations	$ (16,257)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(47,861)
Proceeds from sale of investment securities	96,109
Decrease in fund shares sold receivable	275
Decrease in accrued interest receivable	548
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(78)
Increase in fund shares redeemed	12
Decrease in dividends payable	(153)
Decrease in interest expense and fees payable	(2)
Net accretion of bond discounts and amortization of premiums	(278)
Unrealized depreciation on investments	16,163
Net realized loss from investments	6,109
Net cash provided by operating activities	54,587

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(3,896)
Proceeds from shares sold	7,927
Payment on shares redeemed	(56,624)
Dividends and distributions paid to shareholders	(2,382)
Net cash used in financing activities	(54,975)

Net decrease in cash	(388)

Cash:
Beginning of period	$ 418
End of period	$ 30

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 3,707
Cash paid during the year for interest expense and fees	83

See accompanying notes.

45

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

Tax-Exempt
Amounts in thousands	Bond Fund
Cash Flows from Operating Activities:
Net decrease in net assets from operations	$ (9,373)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(31,224)
Proceeds from sale of investment securities	59,442
Increase in fund shares sold receivable	(73)
Decrease in accrued interest receivable	377
Decrease in investment securities sold	907
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(49)
Increase in fund shares redeemed	561
Decrease in dividends payable	(34)
Decrease in interest expense and fees payable	(5)
Decrease in investment securities purchased	(2,828)
Net accretion of bond discounts and amortization of premiums	(76)
Unrealized depreciation on investments	12,123
Net realized loss from investments	2,968
Net cash provided by operating activities	32,716

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(5,456)
Proceeds from shares sold	10,728
Payment on shares redeemed	(35,916)
Dividends and distributions paid to shareholders	(1,981)
Net cash used in financing activities	(32,625)

Net increase in cash	91

Cash:
Beginning of period	$ 272
End of period	$ 363

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 3,932
Cash paid during the year for interest expense and fees	217

See accompanying notes.

46

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2011, the Fund consists of 63 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Information presented in these financial statements pertains to the Class A, Class B, Class C, and Class P shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at $134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $134,909,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,568,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $33,000 of net investment income, $3,306,000 of net realized and unrealized gain on investments, and $3,339,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

Effective March 1, 2010, the initial purchases of $10,000 of R-1, R-2, R-3, R-4 and R-5 classes of shares of Equity Income Fund, Income Fund and Principal Capital Appreciation Fund, respectively, were made by the Manager.

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization (Continued)

Effective July 12, 2010, the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4 and R-5 classes of shares of Short-Term Income Fund were made by the Manager.

Effective July 23, 2010, LargeCap S&P 500 Index Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund I pursuant to a plan of acquisition approved by shareholders on July 15, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 135,291,000 shares from LargeCap Blend Fund I for 123,760,000 shares valued at $958,374,000 of LargeCap S&P 500 Index Fund at an approximate exchange rate of .92, .89, .93, .92, .91, .92, .92, .93, .92, .91, for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Blend Fund I, with a fair value of approximately $936,768,000 and a cost of $915,274,000 at July 23, 2010 were the primary assets acquired by LargeCap S&P 500 Index Fund. For financial reporting purposes, assets received and shares issued by LargeCap S&P 500 Index Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund I was carried forward to align ongoing reporting of LargeCap S&P 500 Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund I and LargeCap S&P 500 Index Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $958,374,000 ($241,383,000 of accumulated realized losses and $21,494,000 of unrealized appreciation) and $1,199,552,000, respectively. The aggregate net assets of LargeCap S&P 500 Index Fund immediately following the acquisition were $2,157,926,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for LargeCap S&P 500 Index Fund, LargeCap S&P 500 Index Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $31,504,000 of net investment income, $262,587,000 of net realized and unrealized gain on investments, and $294,091,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Fund I that have been included in the LargeCap S&P 500 Index Fund’s statement of operations since July 23, 2010.

Effective July 23, 2010, Short-Term Income Fund acquired all the assets and assumed all the liabilities of Short-Term Bond Fund pursuant to a plan of acquisition approved by shareholders on July 15, 2010. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 15,096,000 shares from Short-Term Bond Fund for 11,015,000 shares valued at $132,570,000 of Short-Term Income Fund at an approximate exchange rate of .73 for each class of shares. The investment securities of Short-Term Bond Fund, with a fair value of approximately $129,792,000 and a cost of $127,745,000 at July 23, 2010 were the primary assets acquired by Short-Term Income Fund. For financial reporting purposes, assets received and shares issued by Short-Term Income Fund were recorded at fair value; however, the cost basis of the investments received from Short-Term Bond Fund was carried forward to align ongoing reporting of Short-Term Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Short-Term Bond Fund and Short-Term Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $132,570,000 ($46,600,000 of accumulated realized losses and $2,047,000 of unrealized appreciation) and $766,098,000, respectively. The aggregate net assets of Short-Term Income Fund immediately following the acquisition were $898,668,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Short-Term Income Fund, Short-Term Income Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $21,846,000 of net investment income, $20,895,000 of net realized and unrealized gain on investments, and $42,741,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Short-Term Bond Fund that have been included in the Short-Term Income Fund’s statement of operations since July 23, 2010.

On September 23, 2010, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

Effective September 27, 2010, the initial purchases of $10,000 of Class P shares of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Government & High Quality Income Fund, High Yield Bond Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short-Term Income Fund were made by the Manager.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization (Continued)

On November 12, 2010, Class A, Class B, and Class C shares of each of LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I and SmallCap Growth Fund II and Class A and Class C shares of LargeCap Growth Fund II liquidated and the proceeds of each liquidation were sent to the shareholders of each of Class A, Class B and Class C.

Effective December 29, 2010, the initial purchase of $10,000 of Class P shares of Global Real Estate Securities Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International		International
International Fund		Securities Fund		Emerging Markets Fund		Growth Fund
Euro	21.9%	United States Dollar	44.6%	United States Dollar	19.7%	British Pound	23.0%
British Pound	16.3	Hong Kong Dollar	11.0	Hong Kong Dollar	17.1	Euro	20.1
Japanese Yen	13.0	Japanese Yen	10.1	South Korean Won	14.9	Japanese Yen	17.1
Canadian Dollar	7.9	Australian Dollar	8.4	Taiwan Dollar	11.7	Canadian Dollar	12.0
Swiss Franc	6.0	Euro	8.2	Brazilian Real	9.6	Australian Dollar	8.2
United States Dollar	5.0	British Pound	5.4	South African Rand	6.5	Swiss Franc	7.2

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2011, Diversified International Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $3,005,000 that expires in 2017, and International Emerging Markets Fund had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $13,741,000 that expires in 2017, relating to Indian securities.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2011 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended April 30, 2011, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Global Diversified International Fund, Income Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund, and Tax-Exempt Bond Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Bond & Mortgage Securities Fund and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Details of credit default swaps where the Funds sold protection as of April 30, 2011 are as follows (amounts shown in thousands):

Credit Default Swaps on Credit Indicies - Sell Protection
									Unrealized/
		(Pay)/Receive	Expiration	Notional		Market		Upfront Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount(1)		Value(2)		Paid/(Received)	(Depreciation)
Bond & Mortgage Securities Fund
Barclays Bank PLC	CMBX.NA.AA.1	0.35%	10/12/2052 $ 2,500		$	(490)	$	(489)	$(1)
Deutsche Bank AG	CMBX.NA.AAA.4	0.35%	02/17/2051	6,250		(242)		(280)	38
Morgan Stanley Capital Services Inc	CMBX.NA.AA.1	0.25%	10/12/2052	2,500		(332)		(349)	17
Morgan Stanley Capital Services Inc	CMBX.NA.AAA.4	0.35%	02/17/2051	6,250		(242)		(265)	23
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4	0.50%	02/17/2051	5,000		(471)		(561)	90

			Total	$22,500		$(1,777)		$(1,944)	$167

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2011 counterparties had pledged collateral for swap agreements of $178,503 for the Inflation Protection Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2011			Liability Derivatives April 30, 2011
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$ 168		Payables, Net Assets Consist of Net unrealized	$ 3,058
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$ 4		Payables	$ 133
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 337 * Payables, Net Assets Consist of Net unrealized			$ 336
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	509		$ 3,527
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables	$ 390		Payables	$ 395
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 532 * Payables, Net Assets Consist of Net unrealized			$ 1,101 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 3,886 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 1,320 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ —		Payables, Net Assets Consist of Net unrealized	$ 1,387 *
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 177 * Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Growth Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 83* Payables, Net Assets Consist of Net unrealized			$ —
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

3. Operating Policies (Continued)

Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/Depreciation of Derivatives
as hedging instruments	Recognized in Operations	Recognized in Operations	Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$ (5,788)	$ (426)
agreements/Change in unrealized
appreciation/depreciation of Swap
agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ 3,672	$ 91
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$ (494)	$ 393
contracts and Swap agreements/Change in
unrealized appreciation/depreciation of
Futures contracts and Swap agreements
		$ (2,610)	$ 58

Total
Disciplined LargeCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$ 7	$ (5)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Global Real Estate Securities Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$ 157	$ (2)
currency transactions/Change in unrealized
appreciation/depreciation of Translation of
assets and liabilities in foreign currencies
Inflation Protection Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 2,162	$ (786)
contracts and Swap agreements/Change in
unrealized appreciation/depreciation of
Futures contracts and Swap agreements

LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$ 7,444	$ 2,383
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$ 2,286	$ 550
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 1,389	$ (524)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$ 506	$ 2
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts
SmallCap Growth Fund
Equity contracts	Net realized gain (loss) from Futures	$ 689	$ (113)
contracts/Change in unrealized
appreciation/depreciation of Futures
contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2011.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers may occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. As of April 30, 2011, there were no significant transfers between Levels 1 and 2, or into/out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2011, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,170,136	$ 22,147	$ 1,192,283
Common Stocks*	—	—	—	—
Convertible Bonds	—	1,139	—	1,139
Preferred Stocks	784	—	—	784
Repurchase Agreements	—	104,781	—	104,781
Senior Floating Rate Interests	—	37,718	3,000	40,718
U.S. Government & Government Agency Obligations	—	800,208	—	800,208
Total investments in securities $	784	$ 2,113,982	$ 25,147	$ 2,139,913
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 168	$ —	$ 168
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 4	$ —	$ 4
Interest Rate Contracts**
Futures	$ 337	$ —	$ —	$ 337
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (3,058)	$ —	$ (3,058)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (133)	$ —	$ (133)
Interest Rate Contracts**
Interest Rate Swaps	$ —	$ (336)	$ —	$ (336)

California Municipal Fund
Municipal Bonds	$ —	$ 228,564	$ —	$ 228,564
Total investments in securities $	—	$ 228,564	$ —	$ 228,564

Disciplined LargeCap Blend Fund
Common Stocks*	$ 287,448	$ —	$ —	$ 287,448
Total investments in securities $	287,448	$ —	$ —	$ 287,448

Diversified International Fund
Common Stocks
Basic Materials	$ 271,619	$ —	$ —	$ 271,619
Communications	185,047	—	—	185,047
Consumer, Cyclical	232,777	—	—	232,777
Consumer, Non-cyclical	290,616	1,811	—	292,427
Diversified	22,143	—	—	22,143
Energy	230,259	4,203	—	234,462
Financial	471,757	2,416	—	474,173
Industrial	262,334	—	—	262,334
Technology	88,783	—	—	88,783
Utilities	57,861	—	—	57,861
Repurchase Agreements	—	15,679	—	15,679
Total investments in securities $	2,113,196	$ 24,109	$ —	$ 2,137,305

Equity Income Fund
Bonds	$ —	$ 1,455	$ —	$ 1,455
Common Stocks*	3,559,406	—	—	3,559,406
Preferred Stocks*	23,210	—	—	23,210
Repurchase Agreements	—	73,308	—	73,308
Total investments in securities $	3,582,616	$ 74,763	$ —	$ 3,657,379

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Diversified Income Fund
Bonds	$ —	$ 1,383,765	$ 26,974	$ 1,410,739
Common Stocks
Basic Materials	13,693	—	—	13,693
Communications	19,945	600	—	20,545
Consumer, Cyclical	26,080	—	—	26,080
Consumer, Non-cyclical	26,471	—	—	26,471
Diversified	5,380	—	—	5,380
Energy	266,007	715	—	266,722
Exchange Traded Funds	629	—	—	629
Financial	227,745	—	—	227,745
Industrial	10,319	—	—	10,319
Technology	4,265	—	—	4,265
Utilities	9,343	—	—	9,343
Convertible Bonds	—	3,624	—	3,624
Convertible Preferred Stocks
Financial	3,183	2,926	—	6,109
Preferred Stocks
Communications	17,681	—	—	17,681
Energy	155	—	—	155
Financial	143,381	30,211	18,902	192,494
Government	—	9,475	—	9,475
Utilities	1,506	—	—	1,506
Repurchase Agreements	—	37,863	—	37,863
Senior Floating Rate Interests	—	58,094	15,350	73,444
Total investments in securities $	775,783	$ 1,527,273	$ 61,226	$ 2,364,282

Global Real Estate Securities Fund
Common Stocks*	$ 177,918	$ —	$ —	$ 177,918
Total investments in securities $	177,918	$ —	$ —	$ 177,918
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 388	$ —	$ 388
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (393)	$ —	$ (393)

Government & High Quality Bond Fund
Bonds	$ —	$ 534,394	$ 5,817	$ 540,211
Repurchase Agreements	—	58,050	—	58,050
U.S. Government & Government Agency Obligations	—	1,127,762	—	1,127,762
Total investments in securities $	—	$ 1,720,206	$ 5,817	$ 1,726,023

High Yield Fund
Bonds	$ —	$ 2,785,127	$ 28,143	$ 2,813,270
Common Stocks
Consumer, Cyclical	30,277	—	—	30,277
Consumer, Non-cyclical	—	—	2	2
Energy	—	—	—	—
Financial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	26,046	9,447	35,493
Preferred Stocks
Financial	8,097	46,510	—	54,607
Government	2,626	—	—	2,626
Repurchase Agreements	—	112,201	—	112,201
Senior Floating Rate Interests	—	354,189	50,700	404,889
Total investments in securities $	41,000	$ 3,324,073	$ 88,292	$ 3,453,365

Income Fund
Bonds	$ —	$ 999,200	$ 11,819	$ 1,011,019
Common Stocks*	—	—	—	—
Convertible Bonds	—	16,668	—	16,668
Repurchase Agreements	—	92,340	—	92,340
Senior Floating Rate Interests	—	8,064	—	8,064
U.S. Government & Government Agency Obligations	—	319,896	—	319,896
Total investments in securities $	—	$ 1,436,168	$ 11,819	$ 1,447,987

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Inflation Protection Fund
Bonds	$ —		$ 13,311	$ 7,125	$ 20,436
U.S. Government & Government Agency Obligations		—	601,691	—	601,691
	Total investments in securities $	—	$ 615,002	$ 7,125	$ 622,127
Assets
Interest Rate Contracts**
Futures	$ 135		$ —	$ —	$ 135
Interest Rate Swaps	$ —		$ 397	$ —	$ 397
Liabilities
Interest Rate Contracts**
Futures	$ (794)		$ —	$ —	$ (794)
Interest Rate Swaps	$ —		$ (307)	$ —	$ (307)

International Emerging Markets Fund
Bonds	$ —		$ —	$ 169	$ 169
Common Stocks
Basic Materials		250,394	—	—	250,394
Communications		152,584	—	—	152,584
Consumer, Cyclical		186,926	—	—	186,926
Consumer, Non-cyclical		127,373	6,008	—	133,381
Diversified		56,242	—	—	56,242
Energy		275,399	26,100	—	301,499
Financial		398,949	13,403	—	412,352
Industrial		105,512	—	—	105,512
Technology		153,404	—	—	153,404
Utilities		21,348	—	—	21,348
Repurchase Agreements		—	4,515	—	4,515
	Total investments in securities $	1,728,131	$ 50,026	$ 169	$ 1,778,326

International Growth Fund
Common Stocks*	$ 1,217,725		$ —	$ —	$ 1,217,725
Repurchase Agreements		—	12,222	—	12,222
	Total investments in securities $	1,217,725	$ 12,222	$ —	$ 1,229,947

LargeCap Growth Fund
Common Stocks*	$ 2,527,249		$ —	$ —	$ 2,527,249
Repurchase Agreements		—	69,362	—	69,362
	Total investments in securities $	2,527,249	$ 69,362	$ —	$ 2,596,611

LargeCap S&P 500 Index Fund
Common Stocks*	$ 2,614,366		$ —	$ —	$ 2,614,366
Repurchase Agreements		—	85,908	—	85,908
	Total investments in securities $	2,614,366	$ 85,908	$ —	$ 2,700,274
Assets
Equity Contracts**
Futures	$ 3,886		$ —	$ —	$ 3,886

LargeCap Value Fund
Common Stocks*	$ 1,667,236		$ —	$ —	$ 1,667,236
Repurchase Agreements		—	36,247	—	36,247
	Total investments in securities $	1,667,236	$ 36,247	$ —	$ 1,703,483
Assets
Equity Contracts**
Futures	$ 1,320		$ —	$ —	$ 1,320

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

MidCap Blend Fund
Common Stocks
Basic Materials	$ 83,943		$ —	$ —	$ 83,943
Communications		249,570	—	—	249,570
Consumer, Cyclical		170,741	—	—	170,741
Consumer, Non-cyclical		376,728	—	—	376,728
Diversified		24,658	—	—	24,658
Energy		168,513	—	—	168,513
Financial		372,016	—	3,000	375,016
Industrial		51,922	—	—	51,922
Technology		113,183	—	—	113,183
Utilities		51,707	—	—	51,707
Repurchase Agreements		—	12,940	—	12,940
	Total investments in securities $	1,662,981	$ 12,940	$ 3,000	$ 1,678,921

Money Market Fund
Bonds	$ —		$ 154,812	$ —	$ 154,812
Certificate of Deposit		—	8,000	—	8,000
Commercial Paper		—	875,114	—	875,114
Investment Companies		52,480	—	—	52,480
Municipal Bonds		—	97,383	—	97,383
Repurchase Agreements		—	93,500	—	93,500
	Total investments in securities $	52,480	$ 1,228,809	$ —	$ 1,281,289

Principal Capital Appreciation Fund
Common Stocks*	$ 1,468,178		$ —	$ —	$ 1,468,178
Repurchase Agreements		—	42,610	—	42,610
	Total investments in securities $	1,468,178	$ 42,610	$ —	$ 1,510,788

Real Estate Securities Fund
Common Stocks*	$ 1,798,566		$ —	$ —	$ 1,798,566
Convertible Preferred Stocks
Financial	$ —		$ 18,416	$ —	$ 18,416
Repurchase Agreements		—	14,826	—	14,826
	Total investments in securities $	1,798,566	$ 33,242	$ —	$ 1,831,808

Short-Term Income Fund
Bonds	$ —		$ 970,834	$ —	$ 970,834
Repurchase Agreements		—	8,233	—	8,233
U.S. Government & Government Agency Obligations		—	12,422	—	12,422
	Total investments in securities $	—	$ 991,489	$ —	$ 991,489
Liabilities
Interest Rate Contracts**
Futures	$ (1,387)		$ —	$ —	$ (1,387)

SmallCap Blend Fund
Common Stocks*	$ 244,645		$ —	$ —	$ 244,645
Repurchase Agreements		—	5,378	—	5,378
	Total investments in securities $	244,645	$ 5,378	$ —	$ 250,023
Assets
Equity Contracts**
Futures	$ 177		$ —	$ —	$ 177

SmallCap Growth Fund
Common Stocks*	$ 99,082		$ —	$ —	$ 99,082
Repurchase Agreements		—	2,495	—	2,495
	Total investments in securities $	99,082	$ 2,495	$ —	$ 101,577
Assets
Equity Contracts**
Futures	$ 83		$ —	$ —	$ 83

SmallCap Value Fund
Common Stocks*	$ 347,931		$ —	$ —	$ 347,931
Repurchase Agreements		—	11,449	—	11,449
	Total investments in securities $	347,931	$ 11,449	$ —	$ 359,380

Tax-Exempt Bond Fund
Municipal Bonds	$ —		$ 236,453	$ 1,676	$ 238,129
	Total investments in securities $	—	$ 236,453	$ 1,676	$ 238,129

*	For additional detail regarding sector classifications, please see the Schedule of Investments.
**	Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums
			and Change							Net Change in Unrealized
	Value	Realized	in		Proceeds	Transfers		Transfers	Value	Appreciation/(Depreciation)
October 31,		Gain/	Unrealized		from	into Level		Out of	April 30,	on Investments Held at
Fund	2010	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3*	2011	April 30, 2011
Bond & Mortgage Securities Fund
Bonds	$35,492	$(17,406)	$20,160	$6,053	$(7,554)	$3,942		$(18,540)	$22,147	$689
Common Stocks
Technology	66	—	(66)	—	—	—		—	—	(66)
Senior Floating	—	—	—	3,000	—	—		—	3,000	—
Rate Interests
Total $	35,558	$(17,406)	$20,094	$9,053	$(7,554)	$3,942		$(18,540)	$25,147	$623
California Municipal Bond Fund
Municipal Bonds $	1,166	$—	$—	$—	$—	$—		$(1,166)	$—	$—
Total $	1,166	$—	$—	$—	$—	$—		$(1,166)	$—	$—
Global Diversified Income Fund
Bonds	$13,928	$—	$288	$30,140	$(13,590)	$572		$(4,364)	$26,974	$376
Common Stocks
Financial	1	—	—	—	—	—		(1)	—	—
Preferred Stocks
Financial	7,362	—	665	10,875	—	—		—	18,902	665
Senior Floating	—	—	—	15,350	—	—		—		—
Rate Interests									15,350
Total $	21,291	$—	$953	$56,365	$(13,590)	$572		$(4,365)	$61,226	$1,041
Government & High Quality Bond Fund
Bonds	$58,737	$—	$—	$5,817	$—	$—		$(58,737)	$5,817	$—
Total $	58,737	$—	$—	$5,817	$—	$—		$(58,737)	$5,817	$—
High Yield Fund
Bonds	$24,632	$—	$(802)	$10,900	$—	$—		$(6,587)	$28,143	$(774)
Common Stocks
Consumer,	2	—	—	—	—	—		—	2	—
Non-cyclical
Technology	726	—	(782)	56	—	—		—	—	(782)
Convertible Bonds	9,182	—	254	—	—	11		—	9,447	213
Senior Floating	—	—	—	50,700	—	—		—		—
Rate Interests									50,700
Total $	34,542	$—	$(1,330)	$61,656	$11	$—		$(6,587)	$88,292	$(1,343)
Income Fund
Bonds	$12,789	$—	$(422)	$—	$(548)	$—		$—	$11,819	$(425)
Common Stocks
Energy	—	—	—	—	—	—		—	—	—
Financial	—	—	20	—	(20)	—		—	—	20
Total $	12,789	$—	$(402)	$—	$(568)	$—		$—	$11,819	$(405)
Inflation Protection Fund
Bonds	$6,520	$(49)	$517	$—	$(525)	$1,589		$(927)	$7,125	$517
Total $	6,520	$(49)	$517	$—	$(525)	$1,589		$(927)	$7,125	$517

International Emerging Markets Fund
Bonds	$—	$—	$12	$157	$—	$—		$—	$169	$12
Total $	—	$—	$12	$157	$—	$—		$—	$169	$12
MidCap Blend Fund
Common Stocks
Financial	$—	$—	$183	$—	$—	$2,817		$—	$3,000	$183
Total $	—	$—	$183	$—	$—	$2,817		$—	$3,000	$183

Short-Term Income Fund
Bonds	$117	$—	$—	$—	$—	$—		$(117)	$—	$—
Total $	117	$—	$—	$—	$—	$—		$(117)	$—	$—

Tax-Exempt Bond Fund
Municipal Bonds $	1,758	$—	$(154)	$—	$—	$72		$—	$1,676	$(154)
Total $	1,758	$—	$(154)	$—	$—	$72		$—	$1,676	$(154)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by a pricing service using observable inputs, transferred into Level 3 versus once a security is priced by a pricing service using observable inputs, transfer out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)					Net Assets of Funds (in millions)
Over
	First	Next	Next	$1.5	First		Next	Next	Over $1.5
	$500	$500	$500	billion	$500		$500	$500	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85% Real Estate Securities Fund		.85%	.83%	.81%	.80%
Inflation Protection Fund	.40	.38	.36	.35	SmallCap Blend Fund	.75	.73	.71	.70
International Emerging Markets Fund	1.20	1.18	1.16	1.15	SmallCap Growth Fund	.75	.73	.71	.70
International Growth Fund	1.00	.98	.96	.95	SmallCap Value Fund	.75	.73	.71	.70
LargeCap Value Fund	.45	.43	.41	.40	Tax-Exempt Bond Fund	.50	.48	.46	.45
MidCap Blend Fund	.65	.63	.61	.60

		Net Assets of Fund						Net Assets of Funds
		First $1		Over $1			First $2		Over $2
		billion		billion			billion		billion
California Municipal Fund		.50%		.45%	Government & High Quality Bond Fund			.50%	.45%
					Income Fund			.50	.45

	Net Assets of Fund (in millions)					Net Assets of Fund (in millions)
	First	Next		Over		First		Next	Over $1
	$200	$300		$500		$500		$500	billion
Short-Term Income Fund	.50%	.45%		.40%	Principal Capital Appreciation Fund	.625%		.50%	.375%

Net Assets of Fund (in millions)
	First	Over
	$250	$250
High Yield Fund	.625%	.50%

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1 Over $3
	$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Disciplined LargeCap Blend Fund	.60	.58	.56	.55	.54	.53
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Money Market Fund	.40	.39	.38	.37	.36	.35

		Net Assets of Fund (in millions)
	First	Next	Next $1 Next $1		Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Fund (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2010 through April 30, 2011
	Class A	Class B	Class C	Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.94%	1.60%	1.75%	N/A	N/A	February 29, 2012
California Municipal Fund	N/A	1.82*	N/A	N/A	N/A	February 29, 2012
Disciplined LargeCap Blend Fund	N/A	2.20*	1.82	N/A	N/A	February 29, 2012
Diversified International Fund	N/A	2.47*	2.08	N/A	N/A	February 29, 2012
Equity Income Fund	N/A	1.97*	N/A	N/A	N/A	February 29, 2012
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90%	February 29, 2012
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 29, 2012
Government & High Quality Bond Fund	.88	1.65	1.63	1.00%	N/A	February 29, 2012
High Yield Fund	N/A	1.92*	N/A	N/A	N/A	February 29, 2012
Income Fund	N/A	1.90*	N/A	1.10	N/A	February 29, 2012
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 29, 2012
International Emerging Markets Fund	N/A	2.78*	2.80	N/A	N/A	February 29, 2012
International Growth Fund	1.54	N/A	2.35	N/A	N/A	February 29, 2012
LargeCap Growth Fund	N/A	2.25*	N/A	N/A	N/A	February 29, 2012
LargeCap S&P 500 Index Fund	.70	N/A	1.30	N/A	N/A	February 29, 2012
LargeCap Value Fund	N/A	2.00*	1.70	N/A	N/A	February 29, 2012
MidCap Blend Fund	1.23**	2.09*	1.95	N/A	N/A	February 29, 2012
Money Market Fund	N/A	1.55*	1.79	N/A	N/A	February 29, 2012
Principal Capital Appreciation Fund	N/A	1.99*	N/A	N/A	N/A	February 29, 2012
Real Estate Securities Fund	1.45	2.20	2.20	N/A	N/A	February 29, 2012
Short-Term Income Fund	.95	N/A	1.67	1.07	N/A	February 29, 2012
SmallCap Blend Fund	1.63	2.38	2.20	N/A	N/A	February 29, 2012
SmallCap Growth Fund	1.58	2.33	2.21	N/A	N/A	February 29, 2012
SmallCap Value Fund	1.35	2.29	2.08	N/A	.80	February 29, 2012
Tax-Exempt Bond Fund	.85	1.60	1.60	N/A	N/A	February 29, 2012

*Period from January 31, 2011 through April 30, 2011.
**Period from March 1, 2011 through April 30, 2011.

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
		April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		Period from November 1, 2010 through April 30, 2011
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 29, 2012
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 29, 2012

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Blend Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to the Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	MidCap Blend Fund	.70%
High Yield Fund	.56	Short-Term Income Fund	.54
International Emerging Markets Fund	1.34	SmallCap Blend Fund	.80
LargeCap S&P 500 Index Fund	.20	SmallCap Growth Fund	.80

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 29, 2012.

The Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by .01% and Class B Shares by .05% (expressed as a percentage of average net assets on a daily basis). The limit expired February 28, 2011.

In addition, the Manager has voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit will maintain a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2011, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$ 42	$ 3	$ 2	$ 7
California Municipal Fund	9	3	1	N/A
Disciplined LargeCap Blend Fund	44	4	—	N/A
Diversified International Fund	112	12	1	11
Equity Income Fund	181	76	5	N/A
Global Diversified Income Fund	767	N/A	68	N/A
Global Real Estate Securities Fund	12	N/A	—	N/A
Government & High Quality Bond Fund	225	18	21	10
High Yield Fund	307	51	50	N/A
Income Fund	143	22	11	13
Inflation Protection Fund	17	N/A	4	—
International Emerging Markets Fund	135	13	3	13
International Growth Fund	6	N/A	1	1
LargeCap Growth Fund	140	10	1	4
LargeCap S&P 500 Index Fund	45	N/A	—	15
LargeCap Value Fund	75	3	—	2
MidCap Blend Fund	342	14	4	8
Money Market Fund	9	37	4	61
Principal Capital Appreciation Fund	105	36	3	N/A
Real Estate Securities Fund	94	6	1	3
Short-Term Income Fund	193	N/A	18	7
SmallCap Blend Fund	60	2	1	1
SmallCap Growth Fund	23	1	—	—
SmallCap Value Fund	17	2	—	3
Tax-Exempt Bond Fund	27	4	—	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

At April 30, 2011, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class J	Class P	Institutional	R - 1	R - 2
Bond & Mortgage Securities Fund	446	—	N/A	16,184	—	—
Disciplined LargeCap Blend Fund	—	N/A	N/A	3,092	—	—
Diversified International Fund	—		1	26,459	—	—
Equity Income Fund	—	N/A	1	39,885	—	—
Global Real Estate Securities Fund	—	N/A	1	36	N/A	N/A
Government & High Quality Bond Fund	128	—	1	—	—	—
High Yield Fund	—	N/A	1	23	N/A	N/A
Income Fund	—	—	1	5,534	1	1
Inflation Protection Fund	—	—	N/A	49,967	—	—
International Emerging Markets Fund	—	—	—	2,066	—	—
International Growth Fund	—	—	N/A	11,332	—	—
LargeCap Growth Fund	—	—	1	9,401	—	—
LargeCap Value Fund	—	—	N/A	7,752	—	—
MidCap Blend Fund	—	—	1	39	—	—
Money Market Fund	13,466	—	N/A	23,925	—	—
Principal Capital Appreciation Fund	—	N/A	—	2,614	—	—
Real Estate Securities Fund	—	—	1	21,961	—	—
Short-Term Income Fund	987	—	1	2,552	—	—
SmallCap Blend Fund	—	—	N/A	2,671	—	—
SmallCap Value Fund	—	—	N/A	4	—	—

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $105,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2011.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2011, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars		Shares	Dollars
Bond & Mortgage Securities Fund	145	$ 1,527	LargeCap Value Fund	90	$ 864
California Municipal Fund	585	5,402	MidCap Blend Fund	326	4,435
Disciplined LargeCap Blend Fund	154	1,886	Money Market Fund	3,391	3,391
Diversified International Fund	197	2,036	Principal Capital Appreciation Fund	148	4,982
Equity Income Fund	451	8,008	Real Estate Securities Fund	74	1,227
Government & High Quality Bond Fund	785	8,692	SmallCap Blend Fund	64	871
High Yield Fund	516	4,204	SmallCap Growth Fund	24	187
Income Fund	874	8,331	SmallCap Value Fund	3	47
International Emerging Markets Fund	55	1,406	Tax-Exempt Bond Fund	107	725
LargeCap Growth Fund	356	2,748

7. Investment Transactions

For the period ended April 30, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 2,544,119	$ 2,625,742	International Growth Fund	$ 750,015	$ 1,069,016
California Municipal Fund	47,861	96,109	LargeCap Growth Fund	973,510	1,045,481
Disciplined LargeCap Blend Fund	281,919	878,323	LargeCap S&P 500 Index Fund	60,021	39,763
Diversified International Fund	906,473	799,888	LargeCap Value Fund	1,177,462	894,741
Equity Income Fund	782,478	181,505	MidCap Blend Fund	336,666	172,606
Global Diversified Income Fund	1,589,139	449,279	Principal Capital Appreciation Fund	293,627	91,803
Global Real Estate Securities Fund	199,810	54,531	Real Estate Securities Fund	305,357	396,539
Government & High Quality Bond Fund	667,188	634,957	Short-Term Income Fund	287,853	244,047
High Yield Fund	1,566,921	1,641,358	SmallCap Blend Fund	93,422	96,531
Income Fund	225,119	122,916	SmallCap Growth Fund	35,290	212,247
Inflation Protection Fund	—	4,191	SmallCap Value Fund	192,338	182,689
International Emerging Markets Fund	789,210	715,525	Tax-Exempt Bond Fund	31,224	59,442

For the period ended April 30, 2011, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 262,566	$ 245,141	Inflation Protection Fund	$ 285,309	$ 246,801
Government & High Quality Bond Fund	94,641	104,513	Short-Term Income Fund	1,616	5,933
Income Fund	14,212	18,801

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2011 and October 31, 2010 were as follows (amounts in thousands):

					Long-Term
	Ordinary Income		Tax-Exempt Income		Capital Gain
	2011	2010	2011	2010*	2011	2010^
Bond & Mortgage Securities Fund	$ 43,018 $	73,060	$ – $	–	$ – $	–
California Municipal Fund	–	8	6,089	13,980	–	–
Disciplined LargeCap Blend Fund	13,682	32,161	–	–	–	–
Diversified International Fund	23,568	22,219	–	–	–	–
Equity Income Fund	46,761	59,201	–	–	–	–
Global Diversified Income Fund	57,654	33,024	–	–	3,732	45
Global Real Estate Securities Fund	1,578	506	–	–	133	–
Government & High Quality Bond Fund	34,231	63,812	–	–	–	–
High Yield Fund	146,940	252,806	–	–	48,464	–
Income Fund	38,786	68,383	–	–	–	–
Inflation Protection Fund	9,428	10,381	–	–	–	–
International Emerging Markets Fund	7,252	9,058	–	–	–	–
International Growth Fund	16,945	21,397	–	–	–	–
LargeCap Growth Fund	–	316	–	–	–	–
LargeCap S&P 500 Index Fund	28,555	14,232	–	–	–	–
LargeCap Value Fund	15,354	15,093	–	–	–	–
MidCap Blend Fund	16,655	5,794	–	–	48,473	–
Principal Capital Appreciation Fund	18,498	5,788	–	–	36,545	6,037
Real Estate Securities Fund	12,403	34,411	–	–	–	–
Short-Term Income Fund	12,970	18,769	–	–	–	–
SmallCap Blend Fund	–	147	–	–	–	–
SmallCap Value Fund	2,533	3,551	–	–	–	–
Tax-Exempt Bond Fund	–	6	5,913	12,044	–	–

*The funds designate these distributions as exempt interest per IRC code Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Bond & Mortgage Securities Fund	$ 8,268	$ —	$ —
California Municipal Fund	—	212	—
Disciplined LargeCap Blend Fund	12,026	—	—
Diversified International Fund	21,606	—	—
Equity Income Fund	6,302	—	—
Global Diversified Income Fund	10,194	—	3,726
Global Real Estate Securities Fund	595	—	133
Government & High Quality Bond Fund	1,516	—	—
High Yield Fund	22,012	—	48,460
Income Fund	1,773	—	—
Inflation Protection Fund	34	—	—
International Emerging Markets Fund	6,423	—	—
International Growth Fund	16,448	—	—
LargeCap S&P 500 Index Fund	19,332	—	—
LargeCap Value Fund	11,301	—	—
MidCap Blend Fund	14,991	—	48,472
Principal Capital Appreciation Fund	15,798	—	36,544
Real Estate Securities Fund	606	—	—
Short-Term Income Fund	665	—	—
SmallCap Value Fund	1,940	—	—
Tax-Exempt Bond Fund	—	223	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2010, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Bond & Mortgage Securities Fund	$ – $	–	$ – $	– $	–	$ 34,778	$ 135,017 $	–	$ 169,795 $	–
California Municipal Fund	–	–	–	–	1,415	10,723	21,987	3,189	37,314	–
Disciplined LargeCap Blend Fund	–	–	–	–	–	148,742	378,310	–	527,052	–
Diversified International Fund	146	–	–	–	–	162,332	469,054	–	631,532	146
Equity Income Fund	–	–	–	–	–	249,550	407,957	–	657,507	–
Global Real Estate Securities Fund	–	–	–	–	–	296	1,303	118	1,717	200
Government & High Quality Bond Fund	4,380	9,350	9,068	9,483	3,147	55,498	2,385	–	93,311	17,781
Income Fund	1,212	892	–	1,046	2,036	–	18,489	8,587	32,262	–
Inflation Protection Fund	–	–	–	–	–	4,032	78,475	–	82,507	–
International Emerging Markets Fund	–	–	–	–	–	–	196,098	–	196,098	–
International Growth Fund	–	–	–	–	–	268,078	552,396	–	820,474	–
LargeCap Growth Fund	14,931	–	–	–	–	–	473,570	–	488,501	–
LargeCap S&P 500 Index Fund	–	–	–	–	73,529	152,622	18,331	–	244,482	86,533
LargeCap Value Fund	–	–	–	–	–	92,149	94,084	–	186,233	–
Money Market Fund	–	–	–	34	3,000	35,617	2,969	–	41,620	5,612
Real Estate Securities Fund	–	–	–	–	–	73,007	308,302	–	381,309	–
Short-Term Income Fund	684	241	–	1,190	3,788	21,544	15,902	390	43,739	5,314
SmallCap Blend Fund	–	–	–	–	–	–	68,176	–	68,176	–
SmallCap Growth Fund	–	–	–	–	–	–	81,862	–	81,862	–
SmallCap Value Fund	–	–	–	–	–	35,250	124,487	–	159,737	–
Tax-Exempt Bond Fund	–	–	–	–	1,229	3,675	8,745	3,433	17,082	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of October 31, 2010, the following fund had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized		Expired	Utilized
Bond & Mortgage Securities Fund	$ —	$ 29,235	LargeCap Growth Fund	$ 2,166	$ 163,249
Disciplined LargeCap Blend Fund	—	156,612	LargeCap S&P 500 Index Fund	—	15,514
Diversified International Fund	—	72,910	LargeCap Value Fund	—	19,759
Equity Income Fund	—	25,166	MidCap Blend Fund	—	17,810
Global Real Estate Securities Fund	—	177	Money Market Fund	—	722
Government & High Quality Bond Fund	—	5,424	Real Estate Securities Fund	—	109,044
High Yield Fund	—	51,802	Short-Term Income Fund	8,873	—
Inflation Protection Fund	—	9,525	SmallCap Blend Fund	—	18,794
International Emerging Markets Fund	—	194,415	SmallCap Growth Fund	—	27,223
International Growth Fund	—	71,792	SmallCap Value Fund	—	27,600

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

8. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended October 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Bond & Mortgage Securities Fund	$ (28,532)	$ 28,532	$ —
California Municipal Bond Fund	(176)	176	—
Diversified International Fund	552	(552)	—
Equity Income Fund	558	(62)	(496)
Global Diversified Income Fund	550	(543)	(7)
Global Real Estate Securities Fund	276	(273)	(3)
Government & High Quality Bond Fund	3,781	(3,781)	—
High Yield Fund	12,206	(10,506)	(1,700)
Income Fund	426	(428)	2
Inflation Protection Fund	(139)	139	—
International Emerging Markets Fund	(3,324)	3,324	—
International Growth Fund	695	(695)	—
LargeCap Growth Fund	3,236	2,166	(5,402)
LargeCap S&P 500 Index Fund	(11)	(241,115)	241,126
MidCap Blend Fund	(1)	2	(1)
Money Market Fund	—	(41,461)	41,461
Real Estate Securities Fund	2	—	(2)
Short-Term Income Fund	(557)	(37,602)	38,159
SmallCap Blend Fund	299	78	(377)
SmallCap Growth Fund	1,386	—	(1,386)
Tax-Exempt Bond Fund	(56)	56	—

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

	COMMON STOCKS - 0.00%	Shares Held Value (000's)					Principal
	Semiconductors - 0.00%						Amount
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—			BONDS (continued)	(000	's)	Value	(000	's)
						Automobile Floor Plan Asset Backed Securities - 0.05%
	TOTAL COMMON STOCKS		$—			Ford Credit Floorplan Master Owner Trust
	PREFERRED STOCKS - 0.04%	Shares Held Value (000's)				0.92%, 09/15/2015(d)	$1,000			$1,003
Banks	- 0.04%
	Ally Financial Inc 8.50%	30,000	784			Automobile Manufacturers - 0.13%
						Daimler Finance North America LLC
	TOTAL PREFERRED STOCKS		$784			3.00%, 03/28/2016(e)	1,735			1,742
		Principal				Hyva Global BV
						8.63%, 03/24/2016(c),(e)	810			838
		Amount
BONDS	- 60.94%	(000's)		Value (000's)						$2,580
	Advertising - 0.20%					Automobile Parts & Equipment - 0.11%
	Interpublic Group of Cos Inc					Cooper Tire & Rubber Co
	10.00%, 07/15/2017	$3,255	$3,882			8.00%, 12/15/2019	335			358
						Goodyear Tire & Rubber Co/The
	Aerospace & Defense - 0.13%					10.50%, 05/15/2016	1,405			1,591
	BE Aerospace Inc					Pittsburgh Glass Works LLC
	6.88%, 10/01/2020	510	537			8.50%, 04/15/2016(e)	120			126
	GenCorp Inc									$2,075
	9.50%, 08/15/2013	1,190	1,196		Banks	- 7.99%
	Spirit Aerosystems Inc					Abbey National Treasury Services PLC/Stamford
	6.75%, 12/15/2020	820	840			CT
			$2,573			1.57%, 04/25/2013(d)	4,840			4,837
	Agriculture - 0.31%					Akbank TAS
	Altria Group Inc					6.50%, 03/09/2018(e)	420			437
	9.95%, 11/10/2038	1,440	2,068			Alfa Bank OJSC Via Alfa Bond Issuance PLC
	Archer-Daniels-Midland Co					7.75%, 04/28/2021(e)	265			269
	5.77%, 03/01/2041(d)	2,110	2,240			7.88%, 09/25/2017	275			291
	MHP SA					Ally Financial Inc
	10.25%, 04/29/2015	350	375			8.30%, 02/12/2015	2,125			2,391
	Mriya Agro Holding PLC					Associated Banc-Corp
	10.95%, 03/30/2016(c),(e)	230	230			5.13%, 03/28/2016	1,945			1,982
	Southern States Cooperative Inc					Axis Bank Ltd/Dubai
	11.25%, 05/15/2015(e)	815	880			4.75%, 05/02/2016	375			382
	Virgolino de Oliveira Finance Ltd					BAC Capital Trust XIII
	10.50%, 01/28/2018(e)	200	216			0.71%, 12/31/2049(d)	3,640			2,630

			$6,009			BAC 5.63%, Capital 03/15/2043 Trust XIV (d)	250			194
	Airlines - 0.07%
	Continental Airlines 2007-1 Class C Pass Through					Banco de Credito del Peru/Panama
						4.75%, 03/16/2016(e)	680			660
	Trust					5.38%, 09/16/2020(e)	220			204
	7.34%, 04/19/2014	56	56
	UAL 2009-1 Pass Through Trust					Banco Santander Chile
	10.40%, 11/01/2016	515	591			3.75%, 09/22/2015	190			191
	UAL 2009-2A Pass Through Trust					Banco Votorantim SA
						5.25%, 02/11/2016(e)	405			409
	9.75%, 01/15/2017	263	298
	United Airlines 2007-1 Class C Pass Through Trust					BanColombia SA
	2.71%, 07/02/2014(d)	612	540			6.13%, 07/26/2020	100			102
			$1,485			Bangkok Bank PCL/Hong Kong
	Automobile Asset Backed Securities - 1.82%					4.80%, 10/18/2020	295			282
	AmeriCredit Automobile Receivables Trust					Bank of America Corp
	0.86%, 09/08/2014	350	350			5.75%, 12/01/2017	3,880			4,185
	3.04%, 10/15/2013	468	474			6.50%, 08/01/2016	3,300			3,720
						8.00%, 12/29/2049(d)	1,100			1,190
	3.34%, 04/08/2016	1,505	1,549
	Daimler Chrysler Auto Trust					Bank of America NA
	4.71%, 09/10/2012	459	461			6.00%, 10/15/2036	2,000			2,010
	Santander Drive Auto Receivables Trust					Bank of China Hong Kong Ltd
	0.93%, 06/17/2013(d)	4,000	4,005			5.55%, 02/11/2020	150			155
	0.96%, 02/18/2014(f)	3,000	3,000			Bank of India
	1.36%, 03/15/2013	6,345	6,360			6.25%, 02/16/2021	535			550
	1.48%, 07/15/2013(e)	10,125	10,133			BBVA Bancomer SA/Texas
	Volkswagen Auto Loan Enhanced Trust					7.25%, 04/22/2020	242			249
	1.98%, 09/20/2017(d)	3,095	3,111			BNP Paribas
	Wheels SPV LLC					5.00%, 01/15/2021	560			564
	1.77%, 08/15/2012(d),(e)	4,200	4,225			BPCE SA
						2.38%, 10/04/2013(e)	5,520			5,588
	World Omni Automobile Lease Securitization
	Trust					Capital One Financial Corp
	1.49%, 10/15/2014(f)	2,045	2,044			5.70%, 09/15/2011	1,570			1,599
			$35,712			CBQ Finance Ltd
						7.50%, 11/18/2019	170			189
						CIT Group Inc
						7.00%, 05/01/2017	4,740			4,778

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's)		Value (000's)	BONDS (continued)	(000's)		Value (000's)
Banks (continued)				Banks (continued)
Citigroup Inc				VTB Bank OJSC Via VTB Capital SA (continued)
4.75%, 05/19/2015	$1,955	$2,082		6.88%, 05/29/2018	$110	$118
5.63%, 08/27/2012	1,150	1,208		Wells Fargo & Co
City National Corp/CA				7.98%, 03/29/2049(d)	1,890	2,079
5.25%, 09/15/2020	3,100	3,159		Wells Fargo Bank NA
Cooperatieve Centrale Raiffeisen-Boerenleenbank				0.52%, 05/16/2016(d)	4,615	4,405
BA/Netherlands				Woori Bank
11.00%, 12/29/2049(d),(e)	1,560	2,036		4.75%, 01/20/2016	215	224
Danske Bank A/S						$156,288
3.88%, 04/14/2016(e)	2,955	2,993		Beverages - 0.82%
Discover Bank/Greenwood DE				Anheuser-Busch InBev Worldwide Inc
7.00%, 04/15/2020	1,500	1,687		4.13%, 01/15/2015	2,415	2,584
Goldman Sachs Group Inc/The				5.00%, 04/15/2020	7,005	7,506
0.49%, 02/06/2012(d)	2,000	2,000		8.20%, 01/15/2039	1,075	1,493
0.53%, 08/05/2011(d)	3,500	3,502		Coca-Cola Femsa SAB de CV
3.63%, 02/07/2016	7,615	7,671		4.63%, 02/15/2020	100	103
6.45%, 05/01/2036	1,280	1,286		Dr Pepper Snapple Group Inc
6.75%, 10/01/2037	4,000	4,146		2.90%, 01/15/2016	2,540	2,552
Halyk Savings Bank of Kazakhstan JSC				Pernod-Ricard SA
7.25%, 05/03/2017	495	510		5.75%, 04/07/2021(e)	1,745	1,789
HBOS Capital Funding LP						$16,027
6.07%, 06/29/2049(d),(e)	1,225	1,139		Biotechnology - 0.21%
ICICI Bank Ltd				Celgene Corp
5.50%, 03/25/2015	380	402		5.70%, 10/15/2040	2,185	2,133
5.75%, 11/16/2020(e)	940	944		Genzyme Corp
ICICI Bank Ltd/Bahrain				5.00%, 06/15/2020	980	1,052
6.63%, 10/03/2012	340	360		Talecris Biotherapeutics Holdings Corp
JP Morgan Chase & Co				7.75%, 11/15/2016	825	907
5.25%, 05/01/2015	2,085	2,261				$4,092
Kazkommertsbank JSC				Building Materials - 0.35%
8.50%, 04/16/2013	260	266		Cemex SAB de CV
KeyBank NA				9.00%, 01/11/2018(e)	410	425
5.45%, 03/03/2016	1,010	1,093		CRH America Inc
KeyCorp				4.13%, 01/15/2016	1,630	1,664
3.75%, 08/13/2015	2,215	2,274		5.75%, 01/15/2021	1,725	1,800
LBG Capital No.1 PLC				8.13%, 07/15/2018	1,065	1,275
8.00%, 12/29/2049(d),(e)	2,715	2,634
				Lafarge SA
Lloyds TSB Bank PLC				6.15%, 07/15/2011	1,597	1,614
6.50%, 09/14/2020(e)	4,475	4,567
						$6,778
Morgan Stanley				Chemicals - 0.73%
3.80%, 04/29/2016	13,575	13,623		Braskem Finance Ltd
4.75%, 04/01/2014	3,840	4,040		5.75%, 04/15/2021(e)	1,960	1,955
5.63%, 09/23/2019	6,495	6,751		7.00%, 05/07/2020(e)	300	326
5.75%, 01/25/2021	1,375	1,430		CF Industries Inc
6.25%, 08/28/2017	1,215	1,343		7.13%, 05/01/2020	4,740	5,427
PNC Preferred Funding Trust III				Dow Chemical Co/The
8.70%, 02/28/2049(d),(e)	3,400	3,632
				2.50%, 02/15/2016	1,575	1,543
Promsvyazbank OJSC Via PSB Finance SA
6.20%, 04/25/2014 (c),(e)	655	657		4.25%, 11/15/2020	1,305	1,278
				7.38%, 11/01/2029	895	1,092
RBS Capital Trust III
0.00%, 09/29/2049 (b)	1,900	1,435		Fufeng Group Ltd
				7.63%, 04/13/2016(e)	200	194
Royal Bank of Canada				Ineos Finance PLC
2.88%, 04/19/2016	1,495	1,509		9.00%, 05/15/2015(e)	570	624
Royal Bank of Scotland Group PLC				Potash Corp of Saskatchewan Inc
4.70%, 07/03/2018	218	194		5.88%, 12/01/2036	635	668
5.05%, 01/08/2015	1,215	1,231		Reichhold Industries Inc
Royal Bank of Scotland PLC/The				9.00%, 08/15/2014(e)	1,375	1,253
3.40%, 08/23/2013	2,930	3,014				$14,360
4.38%, 03/16/2016	1,595	1,638
Santander US Debt SA Unipersonal				Coal- 0.32%
2.99%, 10/07/2013(e)	3,200	3,231		Arch Coal Inc
Societe Generale				8.75%, 08/01/2016	895	1,002
5.20%, 04/15/2021(e)	8,205	8,276		Berau Capital Resources Pte Ltd
				12.50%, 07/08/2015(e)	655	779
State Bank of India/London

4.50%, 10/23/2014	100	104		Bumi Investment Pte Ltd (e)
US Bank NA/Cincinnati OH				10.75%,10/06/2017	1,045	1,210
3.78%, 04/29/2020(d)	8,725	8,990		Consol Energy Inc
VTB Bank OJSC Via VTB Capital SA				8.00%, 04/01/2017	1,230	1,359
6.25%, 06/30/2035	100	106

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Coal (continued)			Diversified Financial Services (continued)
Drummond Co Inc			ERAC USA Finance LLC
9.00%, 10/15/2014(e)	$ 830 $	877	2.25%, 01/10/2014(e)	$ 640 $	643
International Coal Group Inc			7.00%, 10/15/2037(e)	1,940	2,157
9.13%, 04/01/2018	790	895	Financiera Independencia SAB de CV
James River Escrow Inc			10.00%, 03/30/2015(e)	355	385
7.88%, 04/01/2019(e)	150	157	Ford Motor Credit Co LLC
	$ 6,279		5.00%, 05/15/2018(f)	1,575	1,576
Commercial Services - 0.15%			5.75%, 02/01/2021	1,730	1,768
ARAMARK Holdings Corp			7.00%, 04/15/2015	2,200	2,416
8.63%, 05/01/2016(e)	245	252	General Electric Capital Corp
DP World Ltd			5.88%, 01/14/2038	1,250	1,264
6.85%, 07/02/2037	280	266	6.15%, 08/07/2037	275	289
Hertz Corp/The			6.38%, 11/15/2067(d)	3,855	4,004
8.88%, 01/01/2014	93	95	6.75%, 03/15/2032	1,780	2,009
RSC Equipment Rental Inc/RSC Holdings III LLC			Goldman Sachs Capital I
8.25%, 02/01/2021(e)	650	686	6.35%, 02/15/2034	1,000	985
10.00%, 07/15/2017(e)	1,410	1,615	Goldman Sachs Capital II
	$ 2,914		5.79%, 12/29/2049(d)	2,000	1,725
Computers - 0.44%			GT 2005 BONDS BV
Affiliated Computer Services Inc			5.00%, 07/21/2014(d)	95	90
5.20%, 06/01/2015	3,125	3,396	HSBC Finance Capital Trust IX
iGate Corp			5.91%, 11/30/2035	650	633
9.00%, 05/01/2016(e)	745	764	HSBC Finance Corp
Seagate HDD Cayman			6.68%, 01/15/2021(e)	1,119	1,188
6.88%, 05/01/2020(e)	3,400	3,451	Icahn Enterprises LP / Icahn Enterprises Finance
Spansion LLC			Corp
7.88%, 11/15/2017(e)	935	958	7.75%, 01/15/2016	1,210	1,246
	$ 8,569		ILFC E-Capital Trust II
			6.25%, 12/21/2065(d),(e)	950	817
Consumer Products - 0.10%
Reynolds Group Issuer Inc / Reynolds Group Issuer			International Lease Finance Corp
LLC / Reynolds Group Issuer (Luxembourg) S.A.			5.65%, 06/01/2014	1,935	1,971
7.13%, 04/15/2019(e)	1,300	1,355	8.63%, 09/15/2015(e)	970	1,067
Scotts Miracle-Gro Co/The			Macquarie Bank Ltd
6.63%, 12/15/2020(e)	280	290	6.63%, 04/07/2021(e)	1,585	1,641
YCC Holdings LLC / Yankee Finance Inc			Merrill Lynch & Co Inc
10.25%, 02/15/2016(e)	375	386	0.50%, 11/01/2011(d)	4,650	4,652
			0.54%, 06/05/2012(d)	2,300	2,292
	$ 2,031
Credit Card Asset Backed Securities - 0.31%			5.00%, 01/15/2015	970	1,040
Discover Card Master Trust			National Rural Utilities Cooperative Finance Corp
5.65%, 03/16/2020	2,525	2,867	1.90%, 11/01/2015	2,600	2,547
GE Capital Credit Card Master Note Trust			ORIX Corp
0.40%, 03/15/2015(d)	3,160	3,141	5.00%, 01/12/2016	7,775	8,018
	$ 6,008		PCCW-HKT Capital No 4 Ltd
			4.25%, 02/24/2016	240	243
Distribution & Wholesale - 0.02%			Renaissance Securities Trading Ltd
Marfrig Overseas Ltd			11.00%, 04/21/2016(c),(e)	275	276
9.50%, 05/04/2020	100	106	SLM Corp
Minerva Overseas II Ltd			6.25%, 01/25/2016	1,130	1,198
10.88%, 11/15/2019	195	217	SquareTwo Financial Corp
	$ 323		11.63%, 04/01/2017	1,110	1,138
Diversified Financial Services - 3.01%				$ 58,979
ADCB Finance Cayman Ltd			Electric - 2.17%
4.75%, 10/08/2014	115	119	Abu Dhabi National Energy Co
Bear Stearns Cos LLC/The			5.88%, 10/27/2016	170	181
7.25%, 02/01/2018	2,075	2,438	6.60%, 08/01/2013	265	285
Cantor Fitzgerald LP			Baltimore Gas & Electric Co
6.38%, 06/26/2015(e)	1,410	1,469
			5.90%, 10/01/2016	1,230	1,404
CME Group Inc			Capex SA
5.75%, 02/15/2014	860	956	10.00%, 03/10/2018(e)	635	635
Countrywide Financial Corp			CMS Energy Corp
6.25%, 05/15/2016	1,595	1,726	6.25%, 02/01/2020	1,100	1,169
Credit Acceptance Corp			Commonwealth Edison Co
9.13%, 02/01/2017	505	550
9.13%, 02/01/2017(e)	700	760	5.80%, 03/15/2018	1,115	1,247
			Dominion Resources Inc/VA
DTEK Finance BV			2.25%, 09/01/2015	1,120	1,105
9.50%, 04/28/2015	705	758	DTE Energy Co
E*Trade Financial Corp			6.38%, 04/15/2033	1,090	1,151
12.50%, 11/30/2017	775	925	Duke Energy Carolinas LLC
			5.30%, 02/15/2040	940	946

See accompanying notes

75

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Electronics (continued)
Edison International			Thermo Fisher Scientific Inc
3.75%, 09/15/2017	$ 1,420 $	1,417	3.20%, 03/01/2016	$ 1,700 $	1,743
Edison Mission Energy			Viasystems Inc
7.50%, 06/15/2013	1,160	1,154	12.00%, 01/15/2015(e)	370	415
Elwood Energy LLC				$ 4,663
8.16%, 07/05/2026	1,187	1,154	Energy - Alternate Sources - 0.05%
Enel Finance International NV			Headwaters Inc
6.00%, 10/07/2039(e)	585	558	7.63%, 04/01/2019(e)	930	946
Energy Future Holdings Corp
9.75%, 10/15/2019	751	784	Engineering & Construction - 0.07%
10.00%, 01/15/2020	185	198	Aeropuertos Argentina 2000 SA
Energy Future Intermediate Holding Co LLC			10.75%, 12/01/2020	723	788
9.75%, 10/15/2019	603	629	Empresas ICA SAB de CV
Florida Power & Light Co			8.90%, 02/04/2021(e)	600	624
5.25%, 02/01/2041	660	663		$ 1,412
5.65%, 02/01/2037	520	551	Entertainment - 0.42%
GenOn REMA LLC			CCM Merger Inc
9.24%, 07/02/2017	2,149	2,349	8.00%, 08/01/2013(e)	2,100	2,095
Indiantown Cogeneration LP			Choctaw Resort Development Enterprise
9.77%, 12/15/2020	285	308	7.25%, 11/15/2019(e)	815	628
Jersey Central Power & Light Co			Lions Gate Entertainment Inc
5.63%, 05/01/2016	950	1,061	10.25%, 11/01/2016(e)	770	810
Kentucky Utilities Co			Peninsula Gaming LLC / Peninsula Gaming Corp
5.13%, 11/01/2040(e)	430	420	8.38%, 08/15/2015	1,600	1,712
Korea Electric Power Corp			8.38%, 08/15/2015(e)	285	305
3.00%, 10/05/2015	150	148	10.75%, 08/15/2017(e)	300	331
Korea Hydro & Nuclear Power Co Ltd			10.75%, 08/15/2017	760	840
3.13%, 09/16/2015	100	98	WMG Acquisition Corp
LG&E and KU Energy LLC			9.50%, 06/15/2016	150	160
3.75%, 11/15/2020(e)	1,755	1,641	WMG Holdings Corp
Mirant Mid Atlantic Pass Through Trust C			9.50%, 12/15/2014	1,280	1,302
10.06%, 12/30/2028	2,762	3,140		$ 8,183
Nevada Power Co			Environmental Control - 0.11%
5.38%, 09/15/2040	475	465	Clean Harbors Inc
Nisource Finance Corp			7.63%, 08/15/2016(e)	245	262
5.25%, 09/15/2017	1,380	1,481	EnergySolutions Inc / EnergySolutions LLC
6.13%, 03/01/2022	835	920	10.75%, 08/15/2018(e)	860	954
6.40%, 03/15/2018	540	610	Waste Management Inc
Northern States Power Co/MN			5.00%, 03/15/2014	10	11
5.35%, 11/01/2039	635	652	WCA Waste Corp
NRG Energy Inc			9.25%, 06/15/2014(a)	825	848
7.38%, 01/15/2017	620	649		$ 2,075
8.25%, 09/01/2020	955	1,005	Finance - Mortgage Loan/Banker - 0.00%
Oncor Electric Delivery Co LLC			Fannie Mae
5.00%, 09/30/2017(e)	880	940
			6.00%, 05/15/2011(g)	75	75
5.25%, 09/30/2040(e)	950	908
PacifiCorp			Food - 0.47%
5.65%, 07/15/2018	1,100	1,242	Blue Merger Sub Inc
5.75%, 04/01/2037	900	952	7.63%, 02/15/2019(e)	880	901
6.25%, 10/15/2037	225	253	Delhaize Group SA
PPL WEM Holdings PLC			5.70%, 10/01/2040	1,160	1,109
3.90%, 05/01/2016(e)	2,220	2,255
			Kraft Foods Inc
Progress Energy Inc			5.38%, 02/10/2020	5,215	5,644
4.40%, 01/15/2021	800	806	7.00%, 08/11/2037	1,165	1,361
San Diego Gas & Electric Co			Sigma Alimentos SA de CV
4.50%, 08/15/2040	650	589	5.63%, 04/14/2018(e)	150	151
5.35%, 05/15/2040	2,210	2,270		$ 9,166
Southern California Edison Co
4.50%, 09/01/2040	480	427	Forest Products & Paper - 0.28%
Star Energy Geothermal Wayang Windu Ltd			Bio Pappel SAB de CV
			7.00%, 08/27/2016(d)	350	315
11.50%, 02/12/2015	480	555
Virginia Electric and Power Co			Celulosa Arauco y Constitucion SA
6.00%, 05/15/2037	950	1,038	5.63%, 04/20/2015	50	54
			Domtar Corp
	$ 42,413		10.75%, 06/01/2017	1,020	1,290
Electronics - 0.24%			Fibria Overseas Finance Ltd
NXP BV / NXP Funding LLC			6.75%, 03/03/2021(e)	415	437
3.03%, 10/15/2013(d)	270	269
9.50%, 10/15/2015	1,345	1,443	7.50%, 05/04/2020	435	478
9.75%, 08/01/2018(e)	685	793

See accompanying notes

76

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance - 1.80%
Georgia-Pacific LLC			Aflac Inc
5.40%, 11/01/2020(e)	$ 2,695 $	2,719	3.45%, 08/15/2015	$ 4,975 $	5,047
Inversiones CMPC SA			American International Group Inc
6.13%, 11/05/2019	100	106	3.65%, 01/15/2014	1,500	1,537
Sino-Forest Corp			5.85%, 01/16/2018	1,100	1,162
6.25%, 10/21/2017(e)	70	69	8.18%, 05/15/2068	3,165	3,545
	$ 5,468		Crum & Forster Holdings Corp
Healthcare - Products - 0.16%			7.75%, 05/01/2017	1,295	1,360
Angiotech Pharmaceuticals Inc			ING Groep NV
4.06%, 12/01/2013(d)	3,070	2,740	5.78%, 12/08/2049	1,565	1,463
Biomet Inc			Liberty Mutual Group Inc
10.38%, 10/15/2017	285	317	7.00%, 03/15/2037(d),(e)	875	862
	$ 3,057		10.75%, 06/15/2058(d),(e)	710	966
Healthcare - Services - 0.55%			Lincoln National Corp
CIGNA Corp			5.65%, 08/27/2012	865	913
5.88%, 03/15/2041	1,595	1,578	6.15%, 04/07/2036	1,300	1,379
HCA Inc			7.00%, 05/17/2066(d)	2,305	2,383
7.25%, 09/15/2020	315	339	MetLife Capital Trust IV
8.50%, 04/15/2019	2,390	2,653	7.88%, 12/15/2037(e)	4,480	5,027
IASIS Healthcare LLC / IASIS Capital Corp			Nationwide Financial Services
8.75%, 06/15/2014	645	658	5.38%, 03/25/2021(e)	2,500	2,545
Multiplan Inc			Willis Group Holdings PLC
9.88%, 09/01/2018(e)	1,080	1,169	5.75%, 03/15/2021	2,150	2,202
Quest Diagnostics Inc/DE			WR Berkley Corp
4.70%, 04/01/2021	1,475	1,497	6.25%, 02/15/2037	1,820	1,817
Roche Holdings Inc			XL Group PLC
7.00%, 03/01/2039(e)	1,520	1,855	6.50%, 12/31/2049(d)	3,100	2,945
Select Medical Corp				$ 35,153
7.63%, 02/01/2015	1,050	1,078	Internet - 0.25%
	$ 10,827		Open Solutions Inc
Holding Companies - Diversified - 0.09%			9.75%, 02/01/2015(e)	2,290	1,529
Hutchison Whampoa International 09/19 Ltd			UPC Holding BV
5.75%, 09/11/2019	760	820	9.88%, 04/15/2018(e)	1,775	1,975
Navios Maritime Acquisition Corp / Navios			Zayo Group LLC/Zayo Capital Inc
Acquisition Finance US Inc			10.25%, 03/15/2017	1,325	1,467
8.63%, 11/01/2017	420	436		$ 4,971
Noble Group Ltd			Iron & Steel - 0.27%
6.75%, 01/29/2020	170	180	ArcelorMittal
Swire Pacific MTN Financing Ltd			3.75%, 03/01/2016	140	142
6.25%, 04/18/2018	130	144	5.50%, 03/01/2021	3,005	3,046
Votorantim Cimentos SA			China Oriental Group Co Ltd
7.25%, 04/05/2041(e)	200	198	8.00%, 08/18/2015(e)	535	564
	$ 1,778		CSN Resources SA
Home Equity Asset Backed Securities - 0.69%			6.50%, 07/21/2020(e)	100	106
Asset Backed Securities Corp Home Equity			Evraz Group SA
0.31%, 07/25/2036(d)	437	427	9.50%, 04/24/2018	600	698
Bear Stearns Asset Backed Securities Trust			Ferrexpo Finance PLC
0.40%, 05/25/2037(d)	3,200	2,196	7.88%, 04/07/2016(c),(e)	200	207
Countrywide Asset-Backed Certificates			Metinvest BV
5.51%, 08/25/2036	1,972	1,826	8.75%, 02/14/2018(e)	560	601
First NLC Trust				$ 5,364
0.51%, 09/25/2035(d)	467	463	Leisure Products & Services - 0.18%
0.71%, 05/25/2035(d)	439	277	Harley-Davidson Financial Services Inc
JP Morgan Mortgage Acquisition Corp			3.88%, 03/15/2016(e)	3,415	3,442
0.36%, 08/25/2036(d)	1,796	1,331
Morgan Stanley ABS Capital I			Lodging - 0.49%
1.08%, 12/25/2034(d)	349	124	Caesars Entertainment Operating Co Inc
New Century Home Equity Loan Trust			10.00%, 12/15/2018	841	790
0.50%, 03/25/2035(a),(d)	85	75	MGM Resorts International
Option One Mortgage Loan Trust			10.00%, 11/01/2016(e)	1,710	1,843
1.21%, 02/25/2035(a),(d)	149	22	13.00%, 11/15/2013	745	892
Residential Asset Securities Corp			Starwood Hotels & Resorts Worldwide Inc
0.36%, 09/25/2036(d)	7,900	6,372	6.75%, 05/15/2018	255	279
Saxon Asset Securities Trust			7.15%, 12/01/2019	860	950
1.91%, 03/25/2035(d)	312	197	Wyndham Worldwide Corp
Specialty Underwriting & Residential Finance			5.63%, 03/01/2021	2,790	2,795
0.98%, 02/25/2035(d)	332	289	5.75%, 02/01/2018	395	414
	$ 13,599		7.38%, 03/01/2020	905	1,002

See accompanying notes

77

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Mining (continued)
Wyndham Worldwide Corp (continued)			Rio Tinto Finance USA Ltd (continued)
9.88%, 05/01/2014	$ 565 $	667	3.50%, 11/02/2020	$ 1,955 $	1,868
	$ 9,632		5.20%, 11/02/2040	410	400
Media - 2.24%			Southern Copper Corp
CBS Corp			5.38%, 04/16/2020	470	478
7.88%, 07/30/2030	1,640	1,948	Taseko Mines Ltd
8.88%, 05/15/2019	2,640	3,360	7.75%, 04/15/2019	500	516
Columbus International Inc			Vedanta Resources PLC
11.50%, 11/20/2014	160	184	9.50%, 07/18/2018	605	676
Comcast Corp				$ 12,660
6.45%, 03/15/2037	1,010	1,072	Miscellaneous Manufacturing - 0.48%
6.50%, 11/15/2035	1,825	1,961	GE Capital Trust I
COX Communications Inc			6.38%, 11/15/2067	550	571
5.45%, 12/15/2014	1,095	1,220	Park-Ohio Industries Inc
DIRECTV Holdings LLC / DIRECTV Financing			8.13%, 04/01/2021(e)	595	607
Co Inc			Polymer Group Inc
3.50%, 03/01/2016	2,480	2,518	7.75%, 02/01/2019(e)	535	557
3.55%, 03/15/2015	925	958	Textron Inc
5.00%, 03/01/2021	1,445	1,482	6.20%, 03/15/2015	1,835	2,026
5.88%, 10/01/2019	2,535	2,787	Tyco Electronics Group SA
6.38%, 03/01/2041	1,175	1,228	6.00%, 10/01/2012	1,740	1,853
7.63%, 05/15/2016	1,430	1,577	7.13%, 10/01/2037	105	124
DISH DBS Corp			Tyco International Finance SA
7.75%, 05/31/2015	1,160	1,264	4.13%, 10/15/2014	985	1,053
7.88%, 09/01/2019	725	785	Tyco International Ltd / Tyco International Finance
Grupo Televisa SA			SA
6.00%, 05/15/2018	200	220	7.00%, 12/15/2019	2,220	2,671
Kabel BW Erste Beteiligungs GmbH / Kabel				$ 9,462
Baden-Wurttemberg GmbH & Co KG			Mortgage Backed Securities - 16.43%
7.50%, 03/15/2019(e)	250	256	Adjustable Rate Mortgage Trust
NBC Universal Media LLC			0.49%, 06/25/2035(d)	306	299
2.88%, 04/01/2016(e)	3,670	3,628	1.35%, 02/25/2035(d)	203	187
5.15%, 04/30/2020(e)	6,055	6,325	Banc of America Commercial Mortgage Inc
News America Inc			0.45%, 07/10/2042(d)	183,084	626
4.50%, 02/15/2021(e)	1,570	1,563	0.51%, 06/10/2049(d),(e)	1,000	792
6.20%, 12/15/2034	1,510	1,559	4.97%, 07/10/2043	1,390	1,091
Time Warner Inc			5.45%, 01/15/2049	2,970	3,205
6.25%, 03/29/2041	1,810	1,886	5.52%, 01/15/2049	1,000	914
7.63%, 04/15/2031	1,050	1,259	5.67%, 01/15/2049(d),(e)	1,335	579
Unitymedia Hessen GmbH & Co KG / Unitymedia			5.84%, 04/10/2049(d)	2,750	2,781
NRW GmbH			5.89%, 07/10/2044	1,495	1,652
8.13%, 12/01/2017(e)	710	751	6.39%, 02/10/2051(d)	4,610	5,164
Univision Communications Inc			Banc of America Funding Corp
7.88%, 11/01/2020(e)	70	75	0.49%, 07/20/2036(d)	4,758	3,413
8.50%, 05/15/2021(e)	1,730	1,795	Banc of America Large Loan Inc
Viacom Inc			5.20%, 01/25/2017(e)	3,927	4,177
6.88%, 04/30/2036	1,925	2,155	5.69%, 09/24/2017(d),(e)	6,950	7,238
	$ 43,816		5.80%, 05/24/2017(d),(e)	1,500	1,530
Metal Fabrication & Hardware - 0.00%			Banc of America Mortgage Securities Inc
WPE International Cooperatief UA			3.18%, 09/25/2035(d)	1,529	1,474
10.38%, 09/30/2020	100	106	BCRR Trust
			5.86%, 12/15/2043(e)	2,975	3,125
Mining - 0.65%			Bear Stearns Alt-A Trust
Alcoa Inc			0.49%, 07/25/2035(d)	262	189
5.90%, 02/01/2027	665	668	Bear Stearns Mortgage Funding Trust
ALROSA Finance SA			0.42%, 07/25/2036(d)	6,646	3,970
7.75%, 11/03/2020(e)	600	647	Bella Vista Mortgage Trust
AngloGold Ashanti Holdings PLC			0.46%, 05/20/2045(a),(d)	640	372
5.38%, 04/15/2020	535	550	CFCRE Commercial Mortgage Trust
FMG Resources August 2006 Pty Ltd			4.96%, 03/15/2021(c),(d),(e)	3,500	3,552
6.88%, 02/01/2018(e)	945	997	Citicorp Mortgage Securities Inc
Freeport-McMoRan Copper & Gold Inc			5.25%, 08/25/2034(d)	357	357
8.38%, 04/01/2017	2,750	3,032	Citigroup Commercial Mortgage Trust
Gold Fields Orogen Holding BVI Ltd			0.72%, 10/15/2049(d)	55,547	682
4.88%, 10/07/2020(e)	225	217	5.48%, 03/17/2051(d),(e)	2,102	2,133
Midwest Vanadium Pty Ltd			5.62%, 04/10/2012(d)	1,238	1,239
11.50%, 02/15/2018(e)	375	389	5.89%, 06/10/2017(d)	1,000	1,043
Rio Tinto Finance USA Ltd			6.29%, 12/10/2049(d)	1,750	1,632
1.88%, 11/02/2015	2,270	2,222

See accompanying notes

78

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage			GE Capital Commercial Mortgage Corp
Trust			(continued)
5.32%, 12/11/2049	$ 3,200	$ 3,436	5.61%, 04/10/2017(d)	$ 5,750 $	5,647
Commercial Mortgage Pass Through Certificates			Ginnie Mae
5.48%, 07/10/2037(d)	850	777	4.50%, 06/20/2039(d)	5,920	1,078
Countrywide Alternative Loan Trust			5.00%, 10/16/2022(d)	10,283	961
0.43%, 05/25/2035(d)	22	13	6.30%, 01/16/2038(d)	1,383	194
0.49%, 06/25/2036(d)	4,860	406	Greenpoint Mortgage Funding Trust
Countrywide Asset-Backed Certificates			0.48%, 06/25/2045(d)	491	129
0.48%, 01/25/2036(d)	2,582	1,941	Greenwich Capital Commercial Funding Corp
0.49%, 11/25/2035(d)	247	234	5.51%, 03/10/2039	3,775	3,456
Countrywide Home Loan Mortgage Pass Through			GS Mortgage Securities Corp II
Trust			0.86%, 11/10/2039(d),(e)	35,463	796
0.41%, 04/25/2046(d)	5,573	3,308	1.71%, 08/10/2020(d),(e)	32,159	3,050
5.00%, 04/25/2035	2,520	2,506	5.36%, 02/10/2021(d),(e)	750	777
Credit Suisse First Boston Mortgage Securities			6.00%, 08/10/2045(d)	14,275	15,511
Corp			GSR Mortgage Loan Trust
0.43%, 11/15/2037(d),(e)	19,275	341	0.57%, 12/25/2035(d)	502	398
0.44%, 05/15/2036(d),(e)	8,677	3	Impac CMB Trust
1.15%, 01/15/2037(d),(e)	21,248	507	0.46%, 05/25/2037(a),(d)	3,213	2,656
4.96%, 01/15/2037(e)	3,300	3,277	0.86%, 04/25/2035(d)	288	120
Credit Suisse Mortgage Capital Certificates			1.21%, 10/25/2033(d)	184	131
0.25%, 12/15/2039(d)	19,458	312	Indymac Index Mortgage Loan Trust
0.77%, 09/15/2039(d),(e)	61,755	798	0.39%, 02/25/2037(d)	3,744	2,947
5.34%, 12/15/2043(d),(e)	1,400	1,408	0.44%, 04/25/2035(d)	507	336
5.38%, 12/15/2016(e)	3,250	3,263	0.45%, 06/25/2037(a),(d)	5,249	3,236
5.42%, 02/15/2040	3,250	3,008	0.47%, 06/25/2035(d)	4,089	2,807
5.47%, 08/16/2016(e)	3,700	3,854	0.51%, 08/25/2035(d)	846	563
5.70%, 07/15/2017(e)	2,980	3,030	0.81%, 04/25/2034(d)	190	139
5.80%, 05/10/2017(d),(e)	4,000	4,155	JP Morgan Chase Commercial Mortgage Securities
5.91%, 06/15/2039(d)	1,900	2,051	Corp
6.00%, 07/15/2017(e)	1,775	1,867	0.68%, 02/15/2051(d)	56,835	694
Fannie Mae			2.15%, 09/15/2020(d),(e)	9,918	1,081
0.41%, 01/25/2023(d)	334	334	5.07%, 11/15/2043(e)	1,000	1,019
0.46%, 11/25/2022(d)	252	252	5.26%, 09/12/2037(d)	300	189
0.46%, 03/25/2035(d)	372	371	5.31%, 01/15/2049	250	255
0.51%, 02/25/2018(d)	227	227	5.37%, 05/15/2047	1,700	1,738
0.51%, 02/25/2032(d)	427	426	5.43%, 11/15/2016	1,994	2,060
1.29%, 10/25/2011(d)	29,719	144	5.44%, 05/15/2045(d)	2,725	2,850
6.34%, 07/25/2038(d)	2,662	325	5.62%, 06/12/2041(d)	3,205	3,096
6.34%, 07/25/2040(d)	6,461	1,145	5.72%, 11/15/2043(e)	725	752
6.50%, 02/25/2047	1,476	1,644	6.30%, 02/12/2051(d)	2,040	1,917
6.54%, 11/25/2036(d)	6,503	949	6.40%, 02/12/2051(d),(e)	2,250	1,613
6.72%, 04/25/2039(d)	1,815	1,957	JP Morgan Mortgage Trust
6.89%, 09/25/2031(d)	3,705	387	5.82%, 06/25/2036(d)	262	252
6.99%, 08/25/2037(d)	4,253	674	LB-UBS Commercial Mortgage Trust
7.18%, 03/25/2039(d)	2,046	2,196	0.34%, 07/15/2040(d),(e)	67,529	1,249
Fannie Mae Whole Loan			0.70%, 02/15/2040(d)	14,573	232
0.41%, 05/25/2035(d)	1,450	1,435	5.46%, 02/15/2040(d)	750	777
FDIC Structured Sale Guaranteed Notes			5.56%, 02/15/2040(d)	1,615	1,431
3.00%, 09/30/2019(e)	1,783	1,793	6.31%, 04/15/2041(d)	2,000	2,103
FHLMC Multifamily Structured Pass Through			6.31%, 04/15/2041(d)	2,300	2,179
Certificates			6.45%, 07/17/2040(d)	1,540	871
1.69%, 08/25/2020(d)	19,836	1,816	Luminent Mortgage Trust
Freddie Mac			0.40%, 05/25/2046(d)	1,925	1,066
0.52%, 06/15/2018(d)	410	411	MASTR Asset Securitization Trust
0.57%, 02/15/2030(d)	55	55	5.25%, 11/25/2035	2,000	1,911
0.57%, 05/15/2030(d)	9	9	Merrill Lynch Mortgage Investors Inc
0.67%, 06/15/2023(d)	694	696	0.56%, 08/25/2036(d)	265	155
0.82%, 08/15/2018(d)	2,231	2,255	Merrill Lynch Mortgage Trust
4.00%, 09/15/2021	2,281	2,380	5.78%, 08/12/2016	4,750	4,983
4.00%, 06/15/2034(d)	24,095	3,372	Merrill Lynch/Countrywide Commercial Mortgage
4.50%, 10/15/2035(d)	10,859	1,822	Trust
5.00%, 07/15/2038(d)	7,076	1,263	0.71%, 08/12/2048(d)	39,526	914
7.33%, 11/15/2033(d)	3,339	534	0.83%, 12/12/2049(d)	99,737	1,814
FREMF Mortgage Trust			5.49%, 03/12/2051	4,000	4,272
4.76%, 10/25/2020(d),(e)	1,250	1,192	5.53%, 03/12/2051	6,180	6,088
GE Capital Commercial Mortgage Corp			Morgan Stanley Capital I
0.38%, 05/10/2014(d)	14,791	73	0.47%, 06/12/2012(d)	8,669	8,191

See accompanying notes

79

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas - 3.90%
Morgan Stanley Capital I (continued)			Afren PLC
5.24%, 12/15/2041(d),(e)	$ 2,750 $	2,783	11.50%, 02/01/2016(e)	$ 710 $	761
5.36%, 03/15/2044(d)	2,595	2,769	Anadarko Petroleum Corp
5.78%, 04/12/2049(d)	825	862	5.95%, 09/15/2016	2,240	2,502
Morgan Stanley Reremic Trust			6.20%, 03/15/2040	725	723
3.00%, 01/17/2013(c),(e)	4,535	4,540	6.38%, 09/15/2017	1,600	1,807
3.25%, 12/17/2043(e)	13,500	13,583	6.45%, 09/15/2036	1,790	1,844
4.97%, 04/16/2040(e)	3,235	3,187	6.95%, 06/15/2019	1,190	1,371
6.00%, 08/12/2045(d),(e)	5,400	5,664	Apache Corp
10.24%, 12/17/2043(d),(e)	8,000	8,397	3.63%, 02/01/2021	1,670	1,604
NCUA Guaranteed Notes			5.25%, 02/01/2042	835	814
2.90%, 10/29/2020	8,800	8,694	BP Capital Markets PLC
Nomura Asset Acceptance Corp			3.13%, 10/01/2015	1,415	1,437
0.56%, 02/25/2035(d)	63	54	3.63%, 05/08/2014	1,820	1,903
RBSCF Trust			4.74%, 03/11/2021	1,140	1,164
4.82%, 04/15/2015(d),(e)	900	940	Canadian Natural Resources Ltd
5.31%, 03/16/2012(e)	1,070	1,089	5.70%, 05/15/2017	1,405	1,594
5.34%, 12/16/2016(d),(e)	2,000	2,097	Chaparral Energy Inc
5.99%, 07/17/2014(d),(e)	400	423	8.25%, 09/01/2021(e)	1,025	1,084
Residential Accredit Loans Inc			9.88%, 10/01/2020(e)	935	1,057
0.40%, 07/25/2037(a),(d)	7,082	4,410	Chesapeake Energy Corp
Residential Asset Securitization Trust			6.13%, 02/15/2021	4,295	4,435
5.50%, 02/25/2035	1,779	1,795	9.50%, 02/15/2015	1,465	1,763
Sequoia Mortgage Trust			ConocoPhillips Holding Co
0.75%, 02/20/2034(d)	2,029	1,631	6.95%, 04/15/2029	2,855	3,456
Structured Adjustable Rate Mortgage Loan Trust			Denbury Resources Inc
0.91%, 08/25/2034(a),(d)	2,630	228	8.25%, 02/15/2020	764	852
Structured Asset Mortgage Investments Inc			9.75%, 03/01/2016	1,625	1,832
0.51%, 05/25/2045(d)	532	131	Ecopetrol SA
0.52%, 09/25/2045(d)	647	445	7.63%, 07/23/2019	410	482
Structured Asset Securities Corp			Gazprom OAO Via Gaz Capital SA
5.00%, 05/25/2035	1,427	1,432	7.29%, 08/16/2037(e)	690	743
5.00%, 05/25/2035	1,300	1,280	GMX Resources Inc
5.50%, 06/25/2036(d)	4,242	1,835	11.38%, 02/15/2019(e)	415	414
Wachovia Bank Commercial Mortgage Trust			Hilcorp Energy I LP/Hilcorp Finance Co
0.42%, 12/15/2043(d),(e)	3,750	3,038	7.63%, 04/15/2021(e)	870	914
0.72%, 10/15/2041(d),(e)	27,454	113	8.00%, 02/15/2020(e)	495	531
0.80%, 05/15/2044(d),(e)	8,956	63	Linn Energy LLC/Linn Energy Finance Corp
5.60%, 12/15/2043	1,960	412	7.75%, 02/01/2021(e)	285	305
5.80%, 07/15/2045	3,155	3,360	8.63%, 04/15/2020	360	398
WAMU Commercial Mortgage Securities Trust			Marathon Petroleum Corp
3.83%, 01/25/2035(e)	165	166	5.13%, 03/01/2021(e)	2,250	2,324
WaMu Mortgage Pass Through Certificates			6.50%, 03/01/2041(e)	715	751
0.44%, 04/25/2045(d)	276	236	Nexen Inc
0.46%, 11/25/2045(d)	20	19	6.40%, 05/15/2037	1,840	1,890
0.48%, 04/25/2045(d)	276	211	7.50%, 07/30/2039	1,200	1,392
0.50%, 07/25/2045(d)	619	506	Noble Energy Inc
0.52%, 01/25/2045(d)	349	291	6.00%, 03/01/2041	2,000	2,068
0.58%, 01/25/2045(d)	658	470	Novatek Finance Ltd
0.59%, 11/25/2045(d)	88	86	6.60%, 02/03/2021(e)	200	210
0.61%, 01/25/2045(d)	5,972	4,887	Pacific Rubiales Energy Corp
0.74%, 01/25/2045(d)	1,826	185	8.75%, 11/10/2016	100	113
2.67%, 05/25/2035(d)	429	421	Pan American Energy LLC/Argentine Branch
2.67%, 12/25/2035(d)	1,650	1,582	7.88%, 05/07/2021	315	338
Washington Mutual Alternative Mortgage Pass-			Petrobras International Finance Co - Pifco
Through Certificates			3.88%, 01/27/2016	1,856	1,882
0.39%, 01/25/2047(d)	4,333	179	5.38%, 01/27/2021	1,375	1,394
Wells Fargo Commercial Mortgage Trust			Petro-Canada
1.66%, 10/15/2020(d),(e)	12,411	1,154	5.95%, 05/15/2035	1,830	1,885
5.28%, 10/15/2020(e)	1,250	1,313	6.05%, 05/15/2018	250	284
Wells Fargo Mortgage Backed Securities Trust			Petrohawk Energy Corp
2.79%, 10/25/2035(d)	875	774	7.25%, 08/15/2018(e)	295	313
6.00%, 10/25/2036(d)	8,916	8,915	10.50%, 08/01/2014	415	476
	$ 321,382		Petroleum Development Corp
Office & Business Equipment - 0.27%			12.00%, 02/15/2018	1,825	2,067
Xerox Corp			Petroquest Energy Inc
6.75%, 02/01/2017	4,515	5,258	10.00%, 09/01/2017	545	578
			Pioneer Natural Resources Co
			7.50%, 01/15/2020	1,165	1,320

See accompanying notes

80

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Plains Exploration & Production Co			JP Morgan Mortgage Acquisition Corp (continued)
6.63%, 05/01/2021	$ 1,050 $	1,057	0.36%, 03/25/2037(d)	$ 3,820 $	2,876
Precision Drilling Corp			0.38%, 04/25/2036(d)	3,433	2,706
6.63%, 11/15/2020(e)	655	678	5.45%, 11/25/2036	4,091	4,159
Pride International Inc			Lehman XS Trust
6.88%, 08/15/2020	3,075	3,554	1.31%, 11/25/2035(d)	2,155	1,722
7.88%, 08/15/2040	1,680	2,102	Long Beach Mortgage Loan Trust
PTTEP Canada International Finance Ltd			0.71%, 02/25/2035(d)	1,484	1,451
5.69%, 04/05/2021(e)	310	315	Marriott Vacation Club Owner Trust
QEP Resources Inc			5.52%, 05/20/2029(d),(e)	726	761
6.88%, 03/01/2021	575	620	Merrill Lynch Mortgage Investors Inc
Quicksilver Resources Inc			0.44%, 07/25/2036(d)	6	6
11.75%, 01/01/2016	467	546	MSDWCC Heloc Trust
Ras Laffan Liquefied Natural Gas Co Ltd II			0.40%, 07/25/2017(d)	456	405
5.30%, 09/30/2020	253	267	Ownit Mortgage Loan Asset Backed Certificates
Reliance Holdings USA Inc			0.51%, 08/25/2036(d)	55	54
6.25%, 10/19/2040	250	238	Popular ABS Mortgage Pass-Through Trust
Rowan Cos Inc			0.48%, 05/25/2035(d)	1,397	1,019
5.00%, 09/01/2017	2,965	3,147	Residential Asset Mortgage Products Inc
Talisman Energy Inc			0.48%, 07/25/2035(d)	245	238
5.13%, 05/15/2015	1,040	1,131		$ 38,922
TNK-BP Finance SA			Packaging & Containers - 0.12%
7.25%, 02/02/2020(e)	910	999	Crown Cork & Seal Co Inc
Transocean Inc			7.38%, 12/15/2026	450	447
6.00%, 03/15/2018	2,400	2,636	Packaging Dynamics Corp
6.80%, 03/15/2038	810	875	8.75%, 02/01/2016(e)	795	824
Valero Energy Corp			Plastipak Holdings Inc
6.63%, 06/15/2037	1,150	1,210	8.50%, 12/15/2015(e)	750	787
Venoco Inc			10.63%, 08/15/2019(e)	310	358
8.88%, 02/15/2019(e)	475	477		$ 2,416
11.50%, 10/01/2017	865	960	Pharmaceuticals - 0.76%
Zhaikmunai LLP			AmerisourceBergen Corp
10.50%, 10/19/2015	315	337	5.63%, 09/15/2012	200	212
	$ 76,224		Express Scripts Inc
Oil & Gas Services - 0.46%			3.13%, 05/15/2016(f)	2,760	2,769
Cameron International Corp			Giant Funding Corp
6.38%, 07/15/2018	1,670	1,894	8.25%, 02/01/2018(e)	375	389
7.00%, 07/15/2038	1,055	1,229	Hypermarcas SA
Key Energy Services Inc			6.50%, 04/20/2021(e)	625	631
6.75%, 03/01/2021	350	359	McKesson Corp
Schlumberger Norge AS			6.00%, 03/01/2041	570	605
4.20%, 01/15/2021(e)	700	708	Mylan Inc/PA
SESI LLC			7.88%, 07/15/2020(e)	940	1,039
6.38%, 05/01/2019(e)	495	500	Omnicare Inc
Weatherford International Ltd/Bermuda			6.13%, 06/01/2013	611	613
5.13%, 09/15/2020	2,945	3,010	7.75%, 06/01/2020	960	1,032
6.75%, 09/15/2040	1,165	1,246	Quintiles Transnational Corp
	$ 8,946		9.50%, 12/30/2014(e)	1,195	1,225
Other Asset Backed Securities - 1.99%			Sanofi-Aventis SA
Ameriquest Mortgage Securities Inc			4.00%, 03/29/2021	3,945	3,927
0.51%, 03/25/2035(d)	242	235	Valeant Pharmaceuticals International
Carrington Mortgage Loan Trust			7.25%, 07/15/2022(e)	345	339
0.49%, 12/25/2035(d)	6,172	5,897	Watson Pharmaceuticals Inc
Chase Funding Mortgage Loan Asset-Backed			5.00%, 08/15/2014	1,980	2,145
Certificates				$ 14,926
0.67%, 12/25/2033(d)	33	32	Pipelines - 1.62%
0.81%, 07/25/2033(d)	1,742	1,548	Buckeye Partners LP
0.96%, 09/25/2033(d)	664	306	4.88%, 02/01/2021	1,935	1,969
Countrywide Asset-Backed Certificates			Chesapeake Midstream Partners LP / CHKM
0.34%, 11/25/2037(d)	5,320	4,243	Finance Corp
0.37%, 02/25/2037(d)	7,775	6,864	5.88%, 04/15/2021(e)	2,425	2,446
0.50%, 02/25/2036(d)	1,200	1,187	El Paso Corp
0.73%, 06/25/2035(d)	1,959	1,859	7.75%, 01/15/2032	585	670
1.82%, 01/25/2034(d)	28	19	Energy Transfer Equity LP
First-Citizens Home Equity Loan LLC			7.50%, 10/15/2020	480	526
0.43%, 09/15/2022(d),(e)	616	506	Energy Transfer Partners LP
JP Morgan Mortgage Acquisition Corp			5.95%, 02/01/2015	1,454	1,611
0.29%, 12/25/2036(d)	253	102	Enterprise Products Operating LLC
0.29%, 03/25/2037(d)	773	727	5.20%, 09/01/2020	725	764

See accompanying notes

81

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Retail (continued)
Enterprise Products Operating LLC (continued)			CVS Caremark Corp (continued)
6.13%, 10/15/2039	$ 1,060 $	1,081	6.13%, 09/15/2039	$ 1,190 $	1,237
6.45%, 09/01/2040	1,560	1,672	6.60%, 03/15/2019	1,170	1,358
8.38%, 08/01/2066	3,115	3,384	CVS Pass-Through Trust
Kinder Morgan Energy Partners LP			5.77%, 01/10/2033(e)	2,396	2,475
6.38%, 03/01/2041	1,210	1,271	7.51%, 01/10/2032(e)	332	389
6.95%, 01/15/2038	1,075	1,201	DineEquity Inc
MarkWest Energy Partners LP / MarkWest Energy			9.50%, 10/30/2018(e)	1,480	1,617
Finance Corp			Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 08/15/2021	210	212	9.13%, 10/01/2017	875	980
6.75%, 11/01/2020	105	108	Grupo Famsa SAB de CV
8.75%, 04/15/2018	1,585	1,747	11.00%, 07/20/2015	220	239
ONEOK Partners LP			Home Depot Inc
3.25%, 02/01/2016	3,600	3,634	4.40%, 04/01/2021	3,330	3,349
Plains All American Pipeline LP / PAA Finance			5.95%, 04/01/2041	325	333
Corp			Inergy LP/Inergy Finance Corp
3.95%, 09/15/2015	2,645	2,752	6.88%, 08/01/2021(e)	950	1,007
5.00%, 02/01/2021	1,135	1,165	Ltd Brands Inc
Regency Energy Partners LP/Regency Energy			6.63%, 04/01/2021	495	512
Finance Corp			Macy's Retail Holdings Inc
6.88%, 12/01/2018	840	897	5.75%, 07/15/2014	875	945
9.38%, 06/01/2016	375	426	5.90%, 12/01/2016	5,770	6,239
Transportadora de Gas del Sur SA			6.90%, 04/01/2029	145	147
7.88%, 05/14/2017	78	78	Nordstrom Inc
Williams Cos Inc/The			6.25%, 01/15/2018	1,480	1,701
7.88%, 09/01/2021	2,900	3,674	Sonic Automotive Inc
Williams Partners LP			8.63%, 08/15/2013	134	136
3.80%, 02/15/2015	385	403	Suburban Propane Partners LP/Suburban Energy
	$ 31,691		Finance Corp
Real Estate - 0.24%			7.38%, 03/15/2020	520	556
Agile Property Holdings Ltd			Toys R Us Property Co II LLC
8.88%, 04/28/2017	255	261	8.50%, 12/01/2017	470	505
Country Garden Holdings Co			Wal-Mart Stores Inc
10.50%, 08/11/2015	180	191	2.80%, 04/15/2016	1,070	1,087
11.13%, 02/23/2018(e)	1,050	1,100	5.63%, 04/15/2041	1,355	1,400
Evergrande Real Estate Group Ltd			Yum! Brands Inc
13.00%, 01/27/2015	515	548	6.88%, 11/15/2037	560	637
Franshion Development Ltd				$ 28,249
6.75%, 04/15/2021(e)	1,200	1,191	Semiconductors - 0.12%
Longfor Properties Co Ltd			Advanced Micro Devices Inc
9.50%, 04/07/2016(e)	1,100	1,139	7.75%, 08/01/2020	470	490
Shimao Property Holdings Ltd			Freescale Semiconductor Inc
9.65%, 08/03/2017	225	217	9.25%, 04/15/2018(e)	385	428
	$ 4,647		Jazz Technologies Inc
Regional Authority - 0.07%			8.00%, 06/30/2015	1,471	1,434
Provincia de Buenos Aires				$ 2,352
10.88%, 01/26/2021	700	661	Software - 0.10%
11.75%, 10/05/2015(e)	100	104	First Data Corp
Provincia de Cordoba			7.38%, 06/15/2019(e)	645	657
12.38%, 08/17/2017(e)	380	396	Oracle Corp
Provincia de Neuquen Argentina			5.38%, 07/15/2040(e)	1,225	1,224
7.88%, 04/26/2021(e)	150	151		$ 1,881
	$ 1,312		Sovereign - 0.20%
REITS - 0.64%			Australia Government Bond
Developers Diversified Realty Corp			5.75%, 05/15/2021	55	62
4.75%, 04/15/2018	3,785	3,744	Austria Government Bond
Digital Realty Trust LP			4.65%, 01/15/2018	50	80
4.50%, 07/15/2015	1,960	2,031	Belgium Government Bond
5.25%, 03/15/2021	1,930	1,923	3.50%, 03/28/2015	120	179
DuPont Fabros Technology LP			Bundesobligation
8.50%, 12/15/2017	775	857	2.50%, 02/27/2015	40	60
Entertainment Properties Trust			Bundesrepublik Deutschland
7.75%, 07/15/2020(e)	3,790	4,065	4.25%, 07/04/2018	105	168
	$ 12,620		4.75%, 07/04/2028	35	59
Retail - 1.44%			Canadian Government Bond
Asbury Automotive Group Inc			2.00%, 12/01/2014	50	52
8.38%, 11/15/2020(e)	255	267	5.75%, 06/01/2033	25	35
CVS Caremark Corp			Denmark Government Bond
3.25%, 05/18/2015	1,105	1,133	4.00%, 11/15/2017	160	34
See accompanying notes			82

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Telecommunications (continued)
Finland Government Bond			Digicel Group Ltd (continued)
4.25%, 07/04/2015	$ 30 $	47	10.50%, 04/15/2018	$ 205 $	234
France Government Bond OAT			Digicel Ltd
3.50%, 04/25/2020	115	171	8.25%, 09/01/2017(e)	300	318
3.75%, 04/25/2021	90	135	12.00%, 04/01/2014(e)	805	944
French Treasury Note BTAN			Global Crossing Ltd
3.00%, 07/12/2014	23	35	9.00%, 11/15/2019(e)	225	276
Italy Buoni Poliennali Del Tesoro			12.00%, 09/15/2015	980	1,147
3.00%, 11/01/2015	25	36	Indosat Palapa Co BV
3.50%, 06/01/2014	25	37	7.38%, 07/29/2020	150	168
4.25%, 03/01/2020	235	340	Intelsat Luxembourg SA
Japan Government Ten Year Bond			11.25%, 02/04/2017	635	693
1.40%, 06/20/2019	14,000	179	11.50%, 02/04/2017	3,993	4,373
1.50%, 12/20/2017	50,000	648	Juniper Networks Inc
1.70%, 03/20/2017	39,000	511	5.95%, 03/15/2041	1,640	1,670
Japan Government Thirty Year Bond			Level 3 Financing Inc
2.00%, 09/20/2040	1,000	12	9.25%, 11/01/2014	368	382
Japan Government Twenty Year Bond			10.00%, 02/01/2018	710	767
1.90%, 03/20/2024	21,800	280	MTS International Funding Ltd
Mexican Bonos			8.63%, 06/22/2020(e)	310	353
7.25%, 12/15/2016(d)	350	31	Nextel Communications Inc
Netherlands Government Bond			7.38%, 08/01/2015	2,545	2,564
2.75%, 01/15/2015	55	82	NII Capital Corp
4.00%, 07/15/2018	25	39	7.63%, 04/01/2021	878	929
Poland Government Bond			Qtel International Finance Ltd
5.50%, 04/25/2015	22	8	3.38%, 10/14/2016	200	196
5.75%, 04/25/2014	95	36	SBA Tower Trust
Spain Government Bond			4.25%, 04/15/2015(e)	2,490	2,620
3.80%, 01/31/2017	50	71	Telecom Italia Capital SA
4.10%, 07/30/2018	50	71	0.89%, 07/18/2011(d)	2,175	2,176
4.65%, 07/30/2025	20	27	Telefonica Emisiones SAU
Sweden Government Bond			0.64%, 02/04/2013(d)	2,075	2,058
6.75%, 05/05/2014	190	35	3.73%, 04/27/2015	1,425	1,462
Switzerland Government Bond			3.99%, 02/16/2016	2,670	2,723
3.75%, 06/10/2015	20	25	Telefonica Moviles Chile SA
United Kingdom Gilt			2.88%, 11/09/2015	145	142
2.75%, 01/22/2015	20	34	Telemar Norte Leste SA
4.25%, 12/07/2040	25	42	5.50%, 10/23/2020(e)	215	210
4.50%, 03/07/2019	55	100	Telemovil Finance Co Ltd
5.00%, 03/07/2025	60	112	8.00%, 10/01/2017(e)	475	495
	$ 3,873		Verizon Communications Inc
Student Loan Asset Backed Securities - 0.19%			4.60%, 04/01/2021	2,925	2,989
SLM Student Loan Trust			6.25%, 04/01/2037	1,100	1,166
1.17%, 10/25/2012(d)	1,000	1,013	Verizon Global Funding Corp
1.37%, 10/25/2016(d)	2,709	2,743	7.75%, 12/01/2030	1,045	1,293
	$ 3,756		Vimpel Communications Via VIP Finance Ireland
Telecommunications - 3.09%			Ltd OJSC
America Movil SAB de CV			7.75%, 02/02/2021(e)	200	211
5.00%, 03/30/2020	231	241	9.13%, 04/30/2018(e)	375	430
5.63%, 11/15/2017	399	450	9.13%, 04/30/2018	100	115
AT&T Inc			Vodafone Group PLC
2.95%, 05/15/2016	3,645	3,663	0.59%, 02/27/2012(d)	4,000	4,007
4.45%, 05/15/2021	3,630	3,651	Wind Acquisition Finance SA
6.15%, 09/15/2034	880	905	11.75%, 07/15/2017(e)	1,855	2,156
6.50%, 09/01/2037	895	966	Wind Acquisition Holdings Finance SA
Bakrie Telecom Pte Ltd			12.25%, 07/15/2017(e)	1,384	1,705
11.50%, 05/07/2015(e)	140	149		$ 60,378
11.50%, 05/07/2015	375	399	Transportation - 0.37%
Cincinnati Bell Inc			BLT Finance BV
8.38%, 10/15/2020	1,570	1,574	7.50%, 05/15/2014	820	707
Cisco Systems Inc			Burlington Northern Santa Fe LLC
1.63%, 03/14/2014	1,330	1,338	6.15%, 05/01/2037	750	810
Clearwire Communications LLC/Clearwire			CSX Corp
Finance Inc			6.25%, 03/15/2018	1,185	1,367
12.00%, 12/01/2015(e)	2,310	2,512	7.38%, 02/01/2019	1,270	1,549
CommScope Inc			Florida East Coast Railway Corp
8.25%, 01/15/2019(e)	1,375	1,447	8.13%, 02/01/2017(e)	370	392
Digicel Group Ltd			Inversiones Alsacia SA
9.13%, 01/15/2015(e)	2,030	2,111	8.00%, 08/18/2018(e)	325	311

See accompanying notes

83

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Diversified Financial Services (continued)
Kazakhstan Temir Zholy Finance BV			Nuveen Investments Inc, Term Loan (continued)
6.38%, 10/06/2020(e)	$ 330	$ 343	12.50%, 07/09/2015(d)	$ 655 $	699
Navios Maritime Holdings Inc / Navios Maritime				$ 2,607
Finance US Inc			Electric - 0.13%
8.88%, 11/01/2017	775	838	Texas Competitive Electric Holdings Co LLC,
PHI Inc			Term Loan
8.63%, 10/15/2018	845	898	3.73%, 10/29/2014(d)	2,976	2,563
		$ 7,215
TOTAL BONDS		$ 1,192,283	Entertainment - 0.09%
	Principal		CCM Merger Inc, Term Loan
	Amount		7.00%, 02/01/2017(d)	1,800	1,822
CONVERTIBLE BONDS - 0.06%	(000's)	Value (000's)
Aerospace & Defense - 0.02%			Healthcare - Services - 0.26%
GenCorp Inc			Aurora Diagnostics Inc, Term Loan
4.06%, 12/31/2039	400	416	6.25%, 04/20/2016(d)	280	281
			HCA Inc, Term Loan A1
Telecommunications - 0.04%			1.56%, 01/22/2012(d)	1,822	1,818
Clearwire Communications LLC / Clearwire			HCA Inc, Term Loan B1
Finance Inc			2.56%, 11/18/2013(d)	976	975
8.25%, 12/01/2040(e)	695	723	Multiplan Inc, Term Loan B
			4.75%, 08/26/2017(d)	1,498	1,503
TOTAL CONVERTIBLE BONDS		$ 1,139	Renal Advantage Holdings Inc, Term Loan
	Principal		5.75%, 12/08/2016(d)	559	564
SENIOR FLOATING RATE INTERESTS -	Amount			$ 5,141
2.08%	(000's)	Value (000's)	Insurance - 0.17%
Advertising - 0.03%			Asurion Corp, PIK Term Loan
Getty Images Inc, Term Loan			6.73%, 07/07/2015(d)	513	511
5.25%, 11/03/2016(d)	$ 552	$ 558	Asurion Corp, Term Loan
			6.75%, 03/31/2015(d)	2,149	2,182
Automobile Manufacturers - 0.03%			CNO Financial Group Inc, Term Loan
Ford Motor Co, Term Loan			7.50%, 12/31/2016(d)	650	653
2.97%, 12/15/2013(d)	576	576		$ 3,346
			Internet - 0.12%
Automobile Parts & Equipment - 0.04%			Level 3 Financing Inc, Bridge Loan
Hayes Lemmerz International Inc, Term Loan			0.00%, 04/11/2017(c),(d),(h),(i)	1,000	1,000
12.00%, 12/11/2013(d)	417	433	Level 3 Financing Inc, Term Loan
HHI Holdings LLC, Term Loan			2.50%, 03/13/2014(d)	735	723
7.01%, 03/18/2017(d)	310	310	Open Solutions Inc, Term Loan B
		$ 743	2.40%, 01/23/2014(d)	558	495
Chemicals - 0.06%				$ 2,218
AZ Chem US Inc, Term Loan			Lodging - 0.10%
5.42%, 11/19/2016(d)	377	379	Ameristar Casinos Inc, Term Loan
Ineos US Finance LLC, Term Loan B2			4.00%, 04/14/2018(d)	185	187
7.50%, 12/16/2013(d)	391	402	Caesars Entertainment Operating Co Inc, Term
Ineos US Finance LLC, Term Loan C2			Loan
8.00%, 12/16/2014(d)	401	415	4.72%, 01/28/2015(d)	1,775	1,661
		$ 1,196		$ 1,848
Coal - 0.03%			Machinery - Diversified - 0.02%
Walter Energy Inc, Term Loan			Manitowoc Co Inc/The, Term Loan
4.00%, 02/03/2018(d)	645	650	8.00%, 04/14/2014(d)	379	379

Commercial Services - 0.08%			Media - 0.14%
Hertz Corp/The, Term Loan			Univision Communications Inc, Term Loan
3.75%, 02/16/2018(d)	605	610	4.46%, 03/29/2017(d)	2,818	2,753
Interactive Data Corp, Term Loan
4.75%, 01/31/2018(d)	465	467	Pharmaceuticals - 0.10%
Springboard Finance LLC, Term Loan			Grifols SA, Term Loan
7.00%, 02/23/2015(d)	536	540	0.00%, 06/04/2016(d),(h)	910	917
		$ 1,617	NBTY Inc, Term Loan
Computers - 0.01%			4.25%, 10/01/2017(d)	1,047	1,055
Spansion LLC, Term Loan				$ 1,972
6.25%, 02/09/2015(d)	232	234	Retail - 0.12%
			DineEquity Inc, Term Loan
Diversified Financial Services - 0.13%			4.25%, 10/19/2017(d)	543	549
AGFS Funding Co, Term Loan			Dunkin' Brands Inc, Term Loan
7.25%, 04/21/2015(d)	1,420	1,420	4.25%, 11/23/2017(d)	499	502
Nuveen Investments Inc, Term Loan			OSI Restaurant Partners LLC, Term Loan
5.79%, 05/13/2017(d)	487	488	0.10%, 06/14/2013(d)	50	49

See accompanying notes

84

Schedule of Investments

Bond & Mortgage Securities Fund

April 30, 2011 (unaudited)

	Principal			Principal

SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount

(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)

Retail (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)

OSI Restaurant Partners LLC, Term Loan			6.00%, 01/01/2029(j)	$ 6 $	6

(continued)			6.00%, 03/01/2031(j)	40	44

2.50%, 06/14/2014(d)	$ 520	$ 510	6.00%, 04/01/2031(j)	4	5

Petco Animal Supplies Inc, Term Loan			6.00%, 12/01/2031(j)	214	236

4.50%, 11/24/2017(d)	510	514	6.00%, 12/01/2032(j)	208	230

Phillips-Van Heusen Corp, Term Loan			6.00%, 02/01/2033(j)	299	330

3.50%, 05/06/2016(d)	265	269	6.00%, 12/01/2033(j)	359	396

		$ 2,393	6.00%, 10/01/2036(d),(j)	2,120	2,329

Semiconductors - 0.16%			6.00%, 12/01/2037(d),(j)	2,910	3,197

Edwards Ltd, Term Loan			6.00%, 01/01/2038(d),(j)	875	962

5.50%, 05/31/2016(d)	748	749	6.00%, 01/01/2038(j)	2,082	2,294

Freescale Semiconductor Inc, Term Loan			6.00%, 07/01/2038(j)	10,278	11,328

4.49%, 12/01/2016(d)	1,831	1,829	6.50%, 06/01/2017(j)	208	227

Microsemi Corp, Term Loan			6.50%, 03/01/2029(j)	4	4

4.00%, 10/30/2017(d)	549	551	6.50%, 03/01/2029(j)	29	33

NXP Funding LLC, Term Loan			6.50%, 05/01/2029(j)	44	50

4.50%, 03/07/2017(d)	55	56	6.50%, 04/01/2031(j)	22	25

		$ 3,185	6.50%, 06/01/2031(j)	2	2

Software - 0.12%			6.50%, 09/01/2031(j)	12	14

First Data Corp, Term Loan B1			6.50%, 02/01/2032(j)	18	21

2.96%, 12/24/2014(d)	1,133	1,075	6.50%, 02/01/2032(j)	14	16

First Data Corp, Term Loan B3			6.50%, 05/01/2032(j)	53	60

2.96%, 09/24/2014(d)	875	830	6.50%, 04/01/2035(j)	525	591

Reynolds & Reynolds Co/The, Term Loan			6.50%, 10/01/2035(j)	256	289

3.75%, 04/21/2018(d)	375	377	7.00%, 12/01/2029(j)	17	19
			7.00%, 06/01/2030(j)	27	31

		$ 2,282	7.00%, 12/01/2030(j)	21	24

Telecommunications - 0.14%			7.00%, 06/01/2031(j)	1	1
EchoStar Corp, Bridge Loan
0.00%, 01/31/2019 (c),(d),(h),(i)	1,000	1,000	7.00%, 09/01/2031(j)	6	7

0.00%, 06/30/2019(c),(d),(h),(i)	1,000	1,000	7.50%, 09/01/2030(j)	6	7
			7.50%, 09/01/2030(j)	5	6
Intelsat Jackson Holdings SA, Term Loan
3.29%, 02/01/2014 (d)	550	539	7.50%, 12/01/2030(j)	1	1

5.25%, 04/06/2018(d)	95	96	7.50%, 01/01/2031(j)	34	40
			7.50%, 03/01/2031(j)	10	12

		$ 2,635	7.50%, 02/01/2032(j)	18	21

TOTAL SENIOR FLOATING RATE INTERESTS		$ 40,718	8.00%, 09/01/2030(j)	122	145

	Principal		8.00%, 11/01/2030(j)	1	1
U.S. GOVERNMENT & GOVERNMENT	Amount

AGENCY OBLIGATIONS - 40.90%	(000's)	Value (000's)		$ 86,173

Federal Home Loan Mortgage Corporation (FHLMC) - 4.40%			Federal National Mortgage Association (FNMA) - 21.45%
			1.78%, 10/01/2034(d),(j)	328	337
2.57%, 12/01/2035(d),(j)	$ 96	$ 101
			2.35%, 12/01/2032(d),(j)	244	256
2.62%, 01/01/2034(d),(j)	198	208
			2.36%, 02/01/2036(d),(j)	40	40
2.65%, 05/01/2037(d),(j)	482	510
			2.40%, 01/01/2033(d),(j)	235	245
4.50%, 06/01/2040(j)	3,338	3,445
			2.43%, 03/01/2035(d),(j)	566	593
4.50%, 08/01/2040(j)	522	538
			2.44%, 04/01/2036(d),(j)	558	586
4.50%, 01/01/2041(j)	6,606	6,817
			2.54%, 07/01/2033(d),(j)	2,069	2,167
5.00%, 03/01/2018(j)	1,902	2,040
			2.72%, 07/01/2034(d),(j)	661	691
5.00%, 05/01/2018(j)	1,302	1,404
			2.74%, 08/01/2035(d),(j)	32	34
5.00%, 10/01/2018(j)	903	973
			2.76%, 04/01/2033(d),(j)	349	366
5.00%, 01/01/2019(j)	1,331	1,434
			2.86%, 08/01/2035(d),(j)	405	424
5.00%, 08/01/2040(j)	16,139	17,059
			2.92%, 03/01/2035(d),(j)	6,768	7,144
5.07%, 07/01/2034(d),(j)	106	112
			3.50%, 12/01/2025(j)	5,026	5,094
5.50%, 03/01/2018(j)	298	325
			4.00%, 08/01/2020(j)	7,856	8,265
5.50%, 08/01/2023(j)	3,211	3,501
			4.00%, 05/01/2025(j)	2,451	2,544
5.50%, 06/01/2024(j)	403	439
			4.00%, 03/01/2026(j)	6,711	6,973
5.50%, 04/01/2033(j)	176	191
			4.00%, 02/01/2031(j)	1,937	1,969
5.50%, 05/01/2033(j)	471	510
			4.00%, 03/01/2031(j)	15,088	15,336
5.50%, 10/01/2033(j)	410	443
			4.00%, 04/01/2031(j)	2,965	3,014
5.50%, 12/01/2033(j)	2,635	2,877
			4.00%, 11/01/2040(j)	7,573	7,551
5.50%, 01/01/2035(j)	1,212	1,310
			4.00%, 12/01/2040(j)	6,939	6,923
5.50%, 02/01/2035(j)	2,373	2,565
			4.00%, 12/01/2040(j)	14,805	14,767
5.50%, 11/01/2036(j)	2,767	2,989
			4.50%, 01/01/2020(j)	1,135	1,207
5.50%, 04/01/2038(j)	2,217	2,394
			4.50%, 04/01/2024(j)	6,028	6,387
5.50%, 08/01/2038(j)	2,104	2,289
			4.50%, 05/01/2025(j)	6,512	6,899
5.50%, 09/01/2039(j)	6,661	7,205
			4.50%, 07/01/2025(j)	1,849	1,958
6.00%, 07/01/2017(j)	79	86
			4.50%, 06/01/2039(j)	2,372	2,449
6.00%, 03/01/2022(j)	257	282
			4.50%, 07/01/2039(j)	426	440
6.00%, 07/01/2023(j)	1,007	1,104
			4.50%, 08/01/2039(j)	5,778	5,966
6.00%, 06/01/2028(j)	17	18
			4.50%, 05/01/2040(j)	3,351	3,463

See accompanying notes			85

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) - 5.82%
4.50%, 08/01/2040(j)	$ 1,561	$ 1,612	4.00%, 12/20/2040	$ 7,835	$ 7,944
4.50%, 08/01/2040(j)	708	729	4.00%, 05/01/2041(k)	4,000	4,052
4.50%, 02/01/2041(j)	9,353	9,666	4.50%, 06/20/2025	19,249	20,630
4.50%, 02/01/2041(j)	42,268	43,643	4.50%, 08/15/2040	9,673	10,146
4.50%, 05/01/2041(j),(k)	17,406	17,909	4.50%, 05/01/2041(k)	26,700	27,918
5.00%, 03/01/2018(j)	668	718	5.00%, 11/15/2033	8,763	9,447
5.00%, 05/01/2020(j)	610	657	5.00%, 06/15/2034	195	211
5.00%, 12/01/2039(j)	392	416	5.00%, 08/20/2040	19,080	20,462
5.00%, 02/01/2040(j)	895	947	5.00%, 04/01/2041(k)	4,755	5,093
5.00%, 02/01/2040(j)	830	878	5.50%, 05/20/2035	439	479
5.00%, 04/01/2040(j)	2,010	2,126	5.50%, 04/01/2041(k)	5,010	5,453
5.00%, 08/01/2040(j)	1,176	1,243	6.00%, 07/20/2028	127	140
5.00%, 05/01/2041(j),(k)	63,550	67,075	6.00%, 11/20/2028	116	128
5.32%, 10/01/2036(d),(j)	577	614	6.00%, 01/20/2029	130	144
5.50%, 09/01/2017(j)	86	94	6.00%, 07/20/2029	31	34
5.50%, 10/01/2017(j)	119	129	6.00%, 08/15/2031	69	77
5.50%, 06/01/2020(j)	2,398	2,611	6.00%, 01/15/2032	17	19
5.50%, 09/01/2020(j)	2,440	2,672	6.00%, 02/15/2032	181	202
5.50%, 02/01/2023(j)	291	317	6.00%, 02/15/2033	90	101
5.50%, 06/01/2023(j)	1,224	1,337	6.00%, 12/15/2033	134	149
5.50%, 07/01/2023(j)	20	22	6.50%, 03/20/2028	23	26
5.50%, 07/01/2033(j)	913	989	6.50%, 05/20/2029	20	22
5.50%, 09/01/2033(j)	1,076	1,165	6.50%, 02/20/2032	11	12
5.50%, 08/01/2036(j)	6,655	7,196	6.50%, 10/15/2032	68	77
5.50%, 02/01/2037(j)	653	707	6.50%, 12/15/2032	448	508
5.50%, 04/01/2038(j)	20,522	22,205	7.00%, 04/15/2031	1	1
5.50%, 12/01/2038(j)	9,615	10,418	7.00%, 06/15/2031	39	45
5.50%, 01/01/2040(j)	3,776	4,067	7.00%, 07/15/2031	7	8
5.50%, 05/01/2040(j)	2,711	2,920	7.00%, 06/15/2032	207	240
5.50%, 05/01/2040(j)	2,535	2,739	8.00%, 01/20/2031	13	15
5.50%, 07/01/2040(j)	3,416	3,680			$ 113,783
5.50%, 07/01/2040(j)	4,159	4,481	U.S. Treasury - 9.23%
5.50%, 05/01/2041(j),(k)	40,000	43,050	1.25%, 10/31/2015	135	132
5.97%, 12/01/2036(d),(j)	2,489	2,665	1.88%, 08/31/2017(l)	57,925	55,830
6.00%, 10/01/2021(j)	1,524	1,677	2.63%, 01/31/2018	10,000	10,012
6.00%, 02/01/2023(j)	103	113	2.63%, 08/15/2020	20,000	19,017
6.00%, 05/01/2032(j)	19	21	2.75%, 02/15/2019	40	40
6.00%, 05/01/2036(j)	651	718	3.13%, 05/15/2019	625	634
6.00%, 09/01/2037(j)	2,611	2,859	3.25%, 12/31/2016	400	422
6.00%, 01/01/2038(j)	9,611	10,554	4.00%, 08/15/2018(g)	27,650	29,989
6.00%, 02/01/2038(d),(j)	4,148	4,541	4.38%, 05/15/2040	14,500	14,409
6.00%, 03/01/2038(j)	1,516	1,667	4.50%, 02/15/2036	13,500	13,835
6.00%, 05/01/2038(j)	1,035	1,139	4.75%, 02/15/2041	100	106
6.00%, 05/01/2038(j)	938	1,032	5.38%, 02/15/2031	65	76
6.00%, 05/01/2038(j)	1,638	1,806	6.00%, 02/15/2026	26,000	32,090
6.00%, 08/01/2038(j)	3,471	3,832	6.13%, 08/15/2029	25	31
6.00%, 08/01/2038(j)	1,548	1,707	6.75%, 08/15/2026	3,000	3,975
6.50%, 07/01/2016(j)	10	11			$ 180,598
6.50%, 02/01/2017(j)	29	31	TOTAL U.S. GOVERNMENT &
6.50%, 03/01/2017(j)	14	16	GOVERNMENT AGENCY OBLIGATIONS		$ 800,208
6.50%, 04/01/2017(j)	8	9
6.50%, 08/01/2017(j)	212	234		Maturity
6.50%, 05/01/2022(j)	22	24		Amount
6.50%, 12/01/2031(j)	9	10	REPURCHASE AGREEMENTS - 5.36%	(000's)	Value (000's)
6.50%, 02/01/2032(j)	21	24	Banks - 5.36%
6.50%, 02/01/2032(j)	13	14	Investment in Joint Trading Account; Credit Suisse $	21,169	$ 21,169
6.50%, 04/01/2032(j)	17	19	Repurchase Agreement; 0.03% dated
6.50%, 06/01/2032(j)	6	7	04/29/11 maturing 05/02/11 (collateralized by
6.50%, 08/01/2032(j)	106	120	US Treasury Strips; $21,591,982; 0.00%;
6.50%, 07/01/2037(j)	1,475	1,665	dated 08/15/14 - 08/15/37)
6.50%, 07/01/2037(j)	2,273	2,567	Investment in Joint Trading Account; Deutsche	31,422	31,422
6.50%, 12/01/2037(j)	3,798	4,277	Bank Repurchase Agreement; 0.03% dated
6.50%, 02/01/2038(j)	1,542	1,737	04/29/11 maturing 05/02/11 (collateralized by
6.50%, 03/01/2038(j)	1,073	1,208	Sovereign Agency Issues; $32,050,603;
7.00%, 02/01/2032(j)	48	56	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
7.00%, 03/01/2032(j)	105	121	Investment in Joint Trading Account; JP Morgan	11,577	11,577
7.50%, 08/01/2032(j)	45	53	Repurchase Agreement; 0.02% dated
			04/29/11 maturing 05/02/11 (collateralized by
		$ 419,654	Sovereign Agency Issues; $11,808,114;
			0.00% - 9.80%; dated 06/15/11 - 09/26/19)

See accompanying notes

86

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2011 (unaudited)

					Portfolio Summary (unaudited)

	Maturity				Sector	Percent
	Amount				Mortgage Securities	48 .10%
REPURCHASE AGREEMENTS (continued)	(000	's)	Value (000	's)	Financial	19 .38%
					Government	9 .50%
Banks (continued)					Energy	6 .38%
Investment in Joint Trading Account; Merrill	$29,037		$29,037
Lynch Repurchase Agreement; 0.03% dated					Communications	6 .25%
					Asset Backed Securities	5 .05%
04/29/11 maturing 05/02/11 (collateralized by					Consumer, Non-cyclical	3 .97%
Sovereign Agency Issues; $29,617,726;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)					Consumer, Cyclical	3 .24%
					Utilities	2 .30%
Investment in Joint Trading Account; Morgan	11,577		11,576		Basic Materials	1 .99%
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by					Industrial	1 .91%
					Technology	1 .22%
Sovereign Agency Issues; $11,808,114;					Diversified	0 .09%
1.11% - 2.38%; dated 06/22/12 - 07/28/15)					Liabilities in Excess of Other Assets, Net	(9 .38)%
			$104,781		TOTAL NET ASSETS	100.00%
TOTAL REPURCHASE AGREEMENTS			$104,781
Total Investments			$2,139,913
Liabilities in Excess of Other Assets, Net - (9.38)%			$(183,464)
TOTAL NET ASSETS - 100.00%			$1,956,449

(a)	Security is Illiquid
(b)	Non-Income Producing Security
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,300 or 0.68% of net assets.
(d)	Variable Rate. Rate shown is in effect at April 30, 2011.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $310,114 or 15.85% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $681 or 0.03% of net assets.
(h)	This Senior Floating Rate Note will settle after April 30, 2011, at which time the interest rate will be determined.
(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(j)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(l)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,481 or 0.38% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$63,860
Unrealized Depreciation		(58,303)
Net Unrealized Appreciation (Depreciation)		$5,557
Cost for federal income tax purposes		$2,134,356
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.15	Buy	(5.00)%	12/20/2015	$20,000	$(237)
Barclays Bank PLC	CDX.NA.HY.15	Buy	(5.00)%	12/20/2015	16,430	(952)
Barclays Bank PLC	CDX.NA.HY.15	Buy	(5.00)%	12/20/2015	22,500	(264)
Barclays Bank PLC	CMBX.NA.AA.1	Sell	0.35%	10/12/2052	2,500	(1)
Deutsche Bank AG	CMBX.NA.AAA.4	Sell	0.35%	02/17/2051	6,250	38
Morgan Stanley Capital Services Inc	CDX.NA.HY.15	Buy	(5.00)%	12/20/2015	22,570	(1,300)
Morgan Stanley Capital Services Inc	CDX.NA.HY.15	Buy	(5.00)%	12/20/2015	22,500	(304)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2011 (unaudited)

Credit Default Swaps (continued)

									Unrealized/
			Buy/Sell		(Pay)/Receive Expiration			Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection		Fixed Rate		Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc	CMBX.NA.AA.1			Sell		0.25%	10/12/2052	$ 2,500	$ 17
Morgan Stanley Capital Services Inc	CMBX.NA.AAA.4			Sell		0.35%	02/17/2051	6,250	23
Morgan Stanley Capital Services Inc	CMBX.NA.AM.4			Sell		0.50%	02/17/2051	5,000	90

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For						Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities	06/17/2011			70,724$		69 $	77	$ (8)
British Pound	JP Morgan Securities	06/17/2011			186,848		300	312	(12)
Canadian Dollar	JP Morgan Securities	06/17/2011			108,320		109	114	(5)
Danish Kroner	JP Morgan Securities	06/17/2011			176,266		33	35	(2)
Euro	JP Morgan Securities	06/17/2011			1,122,274		1,563	1,660	(97)
Japanese Yen	JP Morgan Securities	06/17/2011			136,032,684		1,682	1,678	4
Mexican Peso	JP Morgan Securities	06/17/2011			399,656		34	35	(1)
Polish Zloty	JP Morgan Securities	06/17/2011			123,488		42	46	(4)
Swedish Krona	JP Morgan Securities	06/17/2011			237,982		37	39	(2)
Swiss Franc	JP Morgan Securities	06/17/2011			22,683		24	26	(2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

									Unrealized
Type	Long/Short	Contracts	Notional Value			Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2011	Long		153		$ 18,198	$ 18,535 $			337
								$ 337

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date Currency				Amount	Appreciation/(Depreciation)
Morgan Stanley Capital	3 Month LIBOR	Receive	3.56%	04/04/2021		USD	$ 6,250	$ (109)
Services Inc
Morgan Stanley Capital	3 Month LIBOR	Receive	2.43%	04/04/2016		USD	10,000		(143)
Services Inc
Morgan Stanley Capital	3 Month LIBOR	Receive	3.04%	04/04/2018		USD		5,000	(84)
Services Inc

All dollar amounts are shown in thousands (000's)

See accompanying notes

88

Schedule of Investments
California Municipal Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 106.05%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California - 105.58%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities Development
5.25%, 10/01/2026	$ 1,240	$ 1,222	Authority NATL-RE-IBC
Abag Finance Authority for Nonprofit Corps ACA			6.50%, 08/01/2012	$ 905	$ 930
5.70%, 11/01/2013	1,755	1,766	Carson Redevelopment Agency NATL-RE
Anaheim Public Financing Authority			5.50%, 10/01/2016	1,000	1,045
5.25%, 10/01/2034	1,000	1,010	City of Alhambra CA NATL-RE
Baldwin Park Public Financing Authority			6.13%, 09/02/2018	3,980	4,005
4.63%, 08/01/2016	1,130	1,165	City of Azusa CA
Barstow Redevelopment Agency NATL-RE			6.00%, 09/01/2026	2,210	2,218
7.00%, 09/01/2014	640	709	City of Bakersfield CA AGM
7.00%, 09/01/2014	330	356	5.00%, 09/15/2032	1,500	1,496
Bay Area Governments Association XLCA			City of Burbank CA AGM
5.25%, 09/01/2029	2,000	1,569	5.25%, 05/01/2024	1,500	1,545
Bay Area Toll Authority			City of Chula Vista CA NATL-RE
5.00%, 04/01/2031(a)	3,000	3,014	5.00%, 08/01/2027	3,000	2,788
5.13%, 04/01/2039	3,000	2,954	City of Compton CA
Berkeley Unified School District/CA ASSURED			6.00%, 08/01/2039	1,250	1,182
GTY			City of Hawthorne CA
5.00%, 08/01/2031	1,250	1,228	4.60%, 09/01/2021	1,000	773
Beverly Hills Unified School District CA			5.00%, 09/01/2030	2,000	1,317
0.00%, 08/01/2028(b)	2,000	716	City of Imperial CA NATL-RE FGIC
California County Tobacco Securitization Agency			5.00%, 10/15/2020	1,250	1,192
5.45%, 06/01/2028(c)	2,000	1,594	City of Irvine CA AGM
California Educational Facilities Authority			0.45%, 09/02/2032	2,000	2,000
5.00%, 01/01/2038(a)	3,000	2,926	City of Los Angeles CA GNMA COLL
5.25%, 10/01/2039(a)	6,500	6,668	6.25%, 09/20/2039	1,000	952
5.38%, 04/01/2034	1,000	943	City of Oceanside CA AMBAC
California Health Facilities Financing Authority			5.25%, 04/01/2016	1,575	1,629
5.00%, 11/15/2036	1,895	1,658	City of Pacifica CA AMBAC
5.75%, 09/01/2039	2,000	1,893	5.00%, 10/01/2024	1,090	953
6.00%, 07/01/2039	2,000	2,011	City of Riverside CA AGM
6.50%, 10/01/2038	15	19	5.00%, 10/01/2038	3,000	2,829
6.50%, 10/01/2038	985	1,053	City of San Jose CA AMBAC
California Infrastructure & Economic Development			5.00%, 03/01/2037	5,000	4,306
Bank NATL-RE FGIC			City of Torrance CA
5.00%, 08/15/2018	500	500	5.00%, 09/01/2040	1,000	830
California Municipal Finance Authority			6.00%, 06/01/2022	1,000	1,013
5.50%, 07/01/2030	500	450	City of Turlock CA
5.75%, 07/01/2040	1,000	894	5.13%, 10/15/2031	1,000	813
California Pollution Control Financing Authority			5.13%, 10/15/2037	1,000	770
5.00%, 01/01/2022	2,000	2,007	5.38%, 10/15/2034	1,900	1,545
California Pollution Control Financing			City of Vernon CA
Authority AMBAC-TCRS			5.13%, 08/01/2021	2,000	2,066
5.85%, 06/01/2021	2,500	2,507	Coachella Redevelopment Agency
California State Department of Water Resources			5.88%, 12/01/2028	1,885	1,618
5.00%, 12/01/2028	1,680	1,773	County of Orange CA
California State Department of Water			5.00%, 07/01/2031	1,000	1,001
Resources AGM			County of Sacramento CA
5.00%, 12/01/2018	1,660	1,695	5.00%, 07/01/2040	2,000	1,818
California State University			Desert Hot Springs Redevelopment Agency
5.25%, 11/01/2038	2,000	1,881	5.60%, 09/01/2038	2,000	1,509
California State University AGM			Dinuba Financing Authority
5.00%, 11/01/2039	1,000	903	5.38%, 09/01/2038	1,000	721
California Statewide Communities Development			East Bay Municipal Utility District AGM
Authority			1.00%, 06/01/2025	1,000	1,000
5.13%, 04/01/2037(d)	1,500	1,178	El Monte Union High School District ASSURED
5.25%, 11/01/2030	1,500	1,408	GTY
7.25%, 11/15/2041	1,500	1,569	5.50%, 06/01/2034	2,000	2,026
California Statewide Communities Development			Fontana Redevelopment Agency NATL-RE
Authority CAL MTG INS			5.20%, 09/01/2030	1,000	843
6.25%, 08/15/2028	2,250	2,340	Foothill-Eastern Transportation Corridor Agency
California Statewide Communities Development			0.00%, 01/15/2032(b)	10,000	1,618
Authority FANNIE MAE			5.88%, 01/15/2026	5,000	4,524
4.20%, 10/15/2018	1,420	1,501	Golden West Schools Financing Authority NATL-
California Statewide Communities Development			RE
Authority FHA INS			5.65%, 02/01/2012	685	707
6.25%, 08/01/2024	1,000	1,130	Gonzales Redevelopment Agency
			4.63%, 08/01/2011	760	761

See accompanying notes

89

Schedule of Investments
California Municipal Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			California (continued)
Hesperia Unified School District			Riverside County Transportation Commission
5.00%, 09/01/2030	$ 1,055	$ 865	5.00%, 06/01/2032	$ 1,500	$ 1,467
Hi-Desert Memorial Health Care District			Rocklin Unified School District NATL-RE FGIC
5.50%, 10/01/2015	1,000	984	0.00%, 08/01/2019(b)	1,360	877
Highland Redevelopment Agency AMBAC			0.00%, 08/01/2020(b)	1,415	865
5.00%, 12/01/2028	3,000	2,529	0.00%, 08/01/2023(b)	1,225	599
Indio Redevelopment Agency			Salinas Valley Solid Waste Authority AMBAC
5.63%, 08/15/2035	1,355	1,173	5.25%, 08/01/2027	1,975	1,809
Irvine Public Facilities & Infrastructure			5.25%, 08/01/2031	2,000	1,749
Authority AMBAC			San Bernardino County Redevelopment
5.00%, 09/02/2020	1,415	1,417	Agency RADIAN
5.00%, 09/02/2021	2,535	2,505	5.00%, 09/01/2018	1,565	1,494
La Quinta Financing Authority AMBAC			San Diego Community College District
5.25%, 09/01/2024	1,000	919	5.25%, 08/01/2033(a)	3,000	3,050
La Verne Public Financing Authority			San Diego County Regional Airport Authority
7.25%, 09/01/2026	1,500	1,501	5.00%, 07/01/2040	2,250	1,992
Lake Elsinore Public Financing Authority			San Diego Public Facilities Financing Authority
5.80%, 09/02/2015	920	921	5.38%, 08/01/2034	2,000	2,049
Lancaster Redevelopment Agency			San Diego Redevelopment Agency
6.88%, 08/01/2039	1,000	911	6.40%, 09/01/2019	1,000	1,003
Los Angeles Community College District/CA			San Francisco Bay Area Rapid Transit District
5.00%, 08/01/2033(a)	3,000	2,960	5.00%, 07/01/2028	1,755	1,857
Los Angeles Community Redevelopment			San Francisco City & County Airports
Agency NATL-RE			Commission
5.40%, 07/01/2024	2,500	2,267	5.00%, 05/01/2040	1,000	921
Los Angeles County Metropolitan Transportation			San Francisco City & County Airports
Authority AMBAC			Commission AGM-CR FGIC
5.00%, 07/01/2035	1,500	1,510	5.00%, 05/01/2030	4,000	3,762
Los Angeles Department of Airports			San Francisco City & County Airports
5.00%, 05/15/2035	1,500	1,461	Commission NATL-RE
5.13%, 05/15/2033	1,230	1,202	5.25%, 05/01/2026	4,000	4,000
Los Angeles Department of Water & Power			San Francisco City & County Redevelopment
5.38%, 07/01/2038	1,000	1,024	Agency
Los Angeles Unified School District/CA			6.50%, 08/01/2039	1,000	981
5.00%, 07/01/2029	2,000	2,008	Semitropic Improvement District
Los Angeles Unified School District/CA AGM			5.00%, 12/01/2038	2,000	1,945
5.00%, 07/01/2032	1,000	978	Sierra View Local Health Care District/CA
Metropolitan Water District of Southern			5.25%, 07/01/2032	1,500	1,356
California AGM			South Gate Public Financing Authority AMBAC
5.00%, 07/01/2035	2,000	2,015	5.25%, 09/01/2022	2,090	1,936
Morongo Band of Mission Indians			South Gate Public Financing Authority XLCA
5.50%, 03/01/2018(d)	1,125	1,056	5.00%, 09/01/2016	1,670	1,699
6.50%, 03/01/2028(d)	1,825	1,692	Southern California Public Power Authority
Needles Public Utility Authority			0.24%, 07/01/2020	500	500
6.50%, 02/01/2022	2,785	2,643	State of California
Norco Financing Authority AGM			0.24%, 05/01/2034	500	500
5.63%, 10/01/2034	1,000	1,012	5.25%, 07/01/2021	2,000	2,250
Ontario Redevelopment Financing			5.25%, 11/01/2040	1,500	1,448
Authority AMBAC			5.75%, 04/01/2031	675	707
5.50%, 08/01/2016	1,055	1,072	6.00%, 03/01/2033	2,000	2,137
Ontario Redevelopment Financing			6.00%, 04/01/2038	3,000	3,136
Authority NATL-RE			Stockton East Water District NATL-RE FGIC
5.25%, 08/01/2016	1,060	1,070	5.25%, 04/01/2022	1,780	1,667
Palm Desert Financing Authority NATL-RE			Temecula Redevelopment Agency NATL-RE
5.00%, 08/01/2022	1,280	1,165	5.25%, 08/01/2036	1,270	1,033
Perris Public Financing Authority			Tobacco Securitization Authority of Northern
5.30%, 10/01/2026	2,805	2,312	California
Pittsburg Unified School District FSA			5.38%, 06/01/2038	3,000	2,029
5.50%, 08/01/2031	1,000	1,040	Tobacco Securitization Authority of Southern
Pomona Public Financing Authority NATL-RE			California
5.00%, 02/01/2021	5,000	4,715	5.13%, 06/01/2046	1,500	913
Pomona Unified School District NATL-RE			Tracy Area Public Facilities Financing
6.15%, 08/01/2030	1,000	1,046	Agency NATL-RE
Port of Oakland NATL-RE FGIC			5.88%, 10/01/2013	295	298
5.75%, 11/01/2029	2,000	1,953	Tustin Community Facilities District
Richmond Joint Powers Financing Authority			5.38%, 09/01/2029	1,000	881
6.25%, 07/01/2024	1,000	1,071	Twin Rivers Unified School District
Riverside County Public Financing Authority			0.00%, 04/01/2014(b)	1,500	1,372
5.80%, 05/15/2029	2,100	1,638

See accompanying notes

90

Schedule of Investments
California Municipal Fund
April 30, 2011 (unaudited)

Principal
Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)
University of California
5.25%, 05/15/2039(a)	$ 4,500	$ 4,541
Walnut Energy Center Authority
5.00%, 01/01/2035	2,000	1,844
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,700
$ 227,555
Virgin Islands - 0.47%
Virgin Islands Public Finance Authority
6.38%, 10/01/2019	1,000	1,009

TOTAL MUNICIPAL BONDS		$ 228,564
Total Investments		$ 228,564
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (7.11)%
Notes with interest rates of 0.26% at April 30, 2011 $ (15,330)		$ (15,330)
and contractual maturity of collateral from 2015-
2017.(e)
Total Net Investments		$ 213,234
Other Assets in Excess of Liabilities, Net - 1.06%		$ 2,289
TOTAL NET ASSETS - 100.00%		$ 215,523

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at April 30, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,926 or 1.82% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2011

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,928
Unrealized Depreciation	(12,930)
Net Unrealized Appreciation (Depreciation)	$ (9,002)
Cost for federal income tax purposes	$ 222,236
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Insured	44 .30%
Revenue Bonds	42 .60%
General Obligation Unltd	9 .40%
Tax Allocation	4 .28%
Special Tax	3 .24%
Certificate Participation	2 .22%
Prerefunded	0 .01%
Liability For Floating Rate Notes Issued	(7.11)%
Other Assets in Excess of Liabilities, Net	1 .06%
TOTAL NET ASSETS	100.00%

See accompanying notes

91

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS - 100.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.58%			Internet (continued)
Interpublic Group of Cos Inc	140,430	$1,650	Symantec Corp (a)	113,654	$2,233
					$10,249
Aerospace & Defense - 0.92%			Machinery - Construction & Mining - 0.76%
Raytheon Co	54,613	2,651	Caterpillar Inc	18,921	2,184

Agriculture - 2.22%			Machinery - Diversified - 1.38%
Altria Group Inc	133,802	3,591	AGCO Corp (a)	34,229	1,971
Lorillard Inc	26,138	2,784	Gardner Denver Inc	23,132	1,999
		$6,375			$3,970
Automobile Manufacturers - 0.41%			Media - 4.27%
Navistar International Corp (a)	16,919	1,176	CBS Corp	157,706	3,977
			Comcast Corp - Class A	182,991	4,802
Banks - 8.54%			DIRECTV (a)	40,558	1,971
Capital One Financial Corp	58,051	3,177	McGraw-Hill Cos Inc/The	36,828	1,490
East West Bancorp Inc	49,859	1,054			$12,240
Huntington Bancshares Inc/OH	289,262	1,964	Metal Fabrication & Hardware - 1.02%
JP Morgan Chase & Co	184,435	8,416	Timken Co	51,619	2,911
KeyCorp	210,780	1,827
M&T Bank Corp	22,788	2,014	Mining - 1.98%
US Bancorp	172,149	4,445	Freeport-McMoRan Copper & Gold Inc	103,122	5,675
Wells Fargo & Co	54,773	1,594
		$24,491	Miscellaneous Manufacturing - 5.85%
Beverages - 2.00%			Dover Corp	44,093	3,000
Coca-Cola Co/The	85,088	5,740	Eaton Corp	70,285	3,762
			General Electric Co	421,937	8,629
Biotechnology - 0.86%			Parker Hannifin Corp	14,782	1,394
Amgen Inc (a)	43,469	2,471			$16,785
			Oil & Gas - 10.36%
Chemicals - 1.19%			Chevron Corp	67,905	7,431
EI du Pont de Nemours & Co	59,953	3,405	ConocoPhillips	59,327	4,683
			Exxon Mobil Corp	93,815	8,256
Computers - 8.03%			Hess Corp	48,565	4,174
Accenture PLC - Class A	39,955	2,283	Marathon Oil Corp	95,629	5,168
Apple Inc (a)	33,073	11,517			$29,712
EMC Corp/Massachusetts (a)	153,545	4,351
SanDisk Corp (a)	56,637	2,783	Oil & Gas Services - 3.04%
Western Digital Corp (a)	52,152	2,076	Baker Hughes Inc	51,209	3,964
			National Oilwell Varco Inc	61,972	4,753
		$23,010			$8,717
Diversified Financial Services - 4.03%			Pharmaceuticals - 4.51%
Ameriprise Financial Inc	82,486	5,119	AmerisourceBergen Corp	37,334	1,517
Discover Financial Services	108,924	2,706	Bristol-Myers Squibb Co	129,593	3,641
T Rowe Price Group Inc	57,897	3,720	Cardinal Health Inc	92,552	4,044
		$11,545	Forest Laboratories Inc (a)	73,284	2,430
Electric - 2.86%			Pfizer Inc	62,209	1,304
Duke Energy Corp	180,065	3,358			$12,936
OGE Energy Corp	44,349	2,358	Real Estate - 0.76%
PPL Corp	90,748	2,490	Jones Lang LaSalle Inc	21,166	2,167
		$8,206
Electronics - 2.32%			REITS - 0.38%
Thermo Fisher Scientific Inc (a)	61,672	3,700	BRE Properties Inc	21,525	1,092
Thomas & Betts Corp (a)	50,896	2,950
		$6,650	Retail - 6.07%
Food - 3.12%			Home Depot Inc	75,063	2,788
Kroger Co/The	174,516	4,242	Macy's Inc	102,179	2,443
Safeway Inc	46,421	1,129	Nordstrom Inc	40,339	1,918
Tyson Foods Inc	179,971	3,581	Ross Stores Inc	20,668	1,523
		$8,952	Signet Jewelers Ltd (a)	45,820	2,004
Healthcare - Services - 4.91%			Starbucks Corp	709	26
Aetna Inc	95,064	3,934	Wal-Mart Stores Inc	122,003	6,708
Humana Inc	37,031	2,819			$17,410
UnitedHealth Group Inc	148,734	7,322	Semiconductors - 1.29%
		$14,075	Applied Materials Inc	51,186	803
Insurance - 2.19%			Micron Technology Inc (a)	160,758	1,815
ACE Ltd	47,489	3,194	Teradyne Inc (a)	66,495	1,071
Prudential Financial Inc	48,494	3,075			$3,689
		$6,269	Software - 5.66%
Internet - 3.57%			BMC Software Inc (a)	60,765	3,052
Google Inc (a)	7,400	4,026	Microsoft Corp	36,108	939
Netflix Inc (a)	5,965	1,388	Oracle Corp	258,138	9,306
Priceline.com Inc (a)	4,756	2,602

See accompanying notes

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)
Red Hat Inc (a)	61,445 $	2,917
	$ 16,214
Telecommunications - 5.17%
AT&T Inc	76,036	2,366
Motorola Solutions Inc (a)	58,103	2,666
Qualcomm Inc	58,746	3,339
Verizon Communications Inc	170,993	6,460
	$ 14,831
TOTAL COMMON STOCKS	$ 287,448
Total Investments	$ 287,448
Liabilities in Excess of Other Assets, Net - (0.25)%	$ (717)
TOTAL NET ASSETS - 100.00%	$ 286,731

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,046
Unrealized Depreciation	(2,004)
Net Unrealized Appreciation (Depreciation)	$ 22,042
Cost for federal income tax purposes	$ 265,406
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .62%
Financial	15 .90%
Technology	14 .98%
Communications	13 .59%
Energy	13 .40%
Industrial	12 .25%
Consumer, Cyclical	6 .48%
Basic Materials	3 .17%
Utilities	2 .86%
Liabilities in Excess of Other Assets, Net	(0.25)%
TOTAL NET ASSETS	100.00%

See accompanying notes

93

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 98.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.71%			Banks (continued)
Meggitt PLC	108,184 $	649	Industrial Bank of Korea	135,020 $	2,589
MTU Aero Engines Holding AG	75,854	5,811	Itau Unibanco Holding SA	148,966	3,480
Safran SA	228,691	8,874	Krung Thai Bank PCL (b)	3,678,291	2,415
	$ 15,334		Laurentian Bank of Canada	10,000	531
Agriculture - 1.69%			Malayan Banking Bhd	1,499,100	4,429
British American Tobacco PLC	442,345	19,292	Mitsubishi UFJ Financial Group Inc	2,109,400	10,064
Bunge Ltd	39,064	2,947	National Australia Bank Ltd	437,089	12,974
Imperial Tobacco Group PLC	264,525	9,310	National Bank of Canada	117,200	9,704
ITC Ltd	640,484	2,786	Sberbank of Russia	1,894,354	6,924
Souza Cruz SA	180,375	2,052	Standard Chartered PLC	557,196	15,440
	$ 36,387		Sumitomo Mitsui Financial Group Inc	301,300	9,268
Airlines - 0.10%			Svenska Handelsbanken AB	248,701	8,631
Air China Ltd	1,514,000	1,532	Swedbank AB	338,617	6,422
Chorus Aviation Inc	91,800	512	Toronto-Dominion Bank/The	181,100	15,680
			UBS AG (a)	837,277	16,736
	$ 2,044
Apparel - 0.57%			UniCredit SpA	3,418,702	8,801
Burberry Group PLC	420,708	9,100		$ 278,871
Far Eastern New Century Corp	1,557,700	2,448	Beverages - 1.65%
Hugo Boss AG	6,159	614	Anheuser-Busch InBev NV	193,250	12,322
	$ 12,162		Carlsberg A/S	95,896	11,389
Automobile Manufacturers - 4.60%			Cia de Bebidas das Americas ADR	211,308	6,885
Bayerische Motoren Werke AG	114,635	10,783	Dydo Drinco Inc	14,300	555
Daihatsu Motor Co Ltd	263,000	4,218	Fomento Economico Mexicano SAB de CV ADR	69,138	4,349
Daimler AG	236,168	18,179		$ 35,500
Great Wall Motor Co Ltd	723,500	1,297	Biotechnology - 0.02%
Honda Motor Co Ltd	294,800	11,594	Morphosys AG (a)	17,640	517
Hyundai Motor Co	30,592	7,037
Kia Motors Corp	77,441	5,557	Building Materials - 0.74%
Mahindra & Mahindra Ltd	192,409	3,292	Asahi Glass Co Ltd	479,000	6,059
Nissan Motor Co Ltd	972,600	9,281	Central Glass Co Ltd	74,000	291
Tata Motors Ltd	142,214	3,978	China National Building Material Co Ltd	2,318,152	4,883
Volkswagen AG - Pref Shares	59,473	11,711	Forbo Holding AG (a)	981	803
Volvo AB - B Shares	608,383	11,941	Sumitomo Osaka Cement Co Ltd	172,000	464
	$ 98,868		TOTO Ltd	441,000	3,431
Automobile Parts & Equipment - 1.24%				$ 15,931
Faurecia (a)	102,496	4,228	Chemicals - 4.75%
Georg Fischer AG (a)	1,132	739	Agrium Inc	51,800	4,695
JTEKT Corp	269,200	3,478	Arkema SA	9,878	1,029
Keihin Corp	11,800	223	Asahi Kasei Corp	828,000	5,655
Nissin Kogyo Co Ltd	25,100	422	BASF SE	257,424	26,389
Pirelli & C SpA	519,953	5,410	China Petrochemical Development Corp (a)	869,000	1,082
Plastic Omnium SA	4,867	467	Croda International PLC	25,751	809
Unipres Corp	19,700	419	Formosa Chemicals & Fibre Corp	1,441,000	5,812
Valeo SA	177,714	11,317	Formosa Plastics Corp	508,000	2,076
	$ 26,703		Incitec Pivot Ltd	1,302,475	5,368
Banks - 12.98%			Kolon Industries Inc	7,028	570
Aareal Bank AG (a)	15,647	475	KP Chemical Corp	48,460	1,194
Agricultural Bank of China Ltd (a)	6,388,000	3,775	Lanxess AG	82,255	7,534
Australia & New Zealand Banking Group Ltd	653,098	17,345	LG Chem Ltd	9,314	4,606
Banco Bradesco SA	130,703	2,591	Linde AG	41,699	7,507
Banco do Brasil SA	245,264	4,506	Lintec Corp	17,714	515
Bangkok Bank PCL	921,000	5,245	Nippon Shokubai Co Ltd	57,620	748
Bank Mandiri Tbk PT	2,227,595	1,860	Potash Corp of Saskatchewan Inc	228,900	12,931
Bank of China Ltd	10,393,800	5,741	Rhodia SA	134,832	6,286
Bank of Yokohama Ltd/The	1,184,509	5,841	Yara International ASA	114,831	6,726
Barclays PLC	1,351,243	6,372	Zeon Corp	67,000	601
BNP Paribas	200,337	15,854		$ 102,133
Canadian Imperial Bank of Commerce/Canada	148,200	12,830	Coal - 0.39%
Canadian Western Bank	22,400	718	Banpu PCL	42,850	1,071
China Construction Bank Corp	7,984,129	7,546	China Shenhua Energy Co Ltd	457,500	2,135
Credicorp Ltd	6,010	580	Exxaro Resources Ltd	119,931	3,241
DBS Group Holdings Ltd	611,000	7,477	Indo Tambangraya Megah PT	200,000	1,093
DnB NOR ASA	726,779	11,816	New World Resources NV	54,620	904
Grupo Financiero Banorte SAB de CV	327,218	1,634		$ 8,444
Grupo Financiero Galicia SA ADR(a)	113,278	1,448	Commercial Services - 0.27%
Gunma Bank Ltd/The	99,000	533	Aggreko PLC	146,350	4,368
Home Capital Group Inc	11,200	675	Ashtead Group PLC	153,815	519
HSBC Holdings PLC	1,790,743	19,604	Cape PLC	58,890	555
ICICI Bank Ltd ADR	60,105	3,029	Emeco Holdings Ltd	348,150	418
Industrial and Commercial Bank of China Ltd	8,615,375	7,288		$ 5,860

See accompanying notes

94

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers - 0.70%			Electronics (continued)
Asustek Computer Inc	221,000 $	1,991	Toshiba Corp	1,119,000 $	5,891
Foxconn Technology Co Ltd	418,000	1,999	Toyo Corp/Chuo-ku	46,700	471
Infosys Technologies Ltd ADR	40,592	2,646	Tripod Technology Corp	204,000	965
Lenovo Group Ltd	4,898,000	2,851	Unimicron Technology Corp	97,000	160
Melco Holdings Inc	14,700	468		$ 54,169
Obic Co Ltd	2,510	466	Energy - Alternate Sources - 0.05%
Tata Consultancy Services Ltd	173,048	4,562	GCL-Poly Energy Holdings Ltd	1,458,000	1,042
	$ 14,983
Consumer Products - 0.28%			Engineering & Construction - 0.73%
Henkel AG & Co KGaA - Pref Shares	78,579	5,351	Bilfinger Berger SE	38,842	3,749
Societe BIC SA	6,551	637	China Communications Construction Co Ltd	1,267,000	1,170
	$ 5,988		Daelim Industrial Co Ltd	31,823	3,593
Distribution & Wholesale - 1.18%			Monadelphous Group Ltd	21,859	460
DCC PLC	19,001	633	NCC AB	31,398	839
D'ieteren SA/NV	9,169	666	Nippo Corp	69,000	550
Inchcape PLC (a)	95,410	581	NRW Holdings Ltd	144,959	429
Mitsubishi Corp	449,589	12,077	SembCorp Industries Ltd	1,056,000	4,659
Ship Healthcare Holdings Inc	43,800	565	Taihei Dengyo Kaisha Ltd	36,000	324
Sumitomo Corp	790,831	10,793		$ 15,773
	$ 25,315		Environmental Control - 0.03%
Diversified Financial Services - 2.15%			Derichebourg SA (a)	65,659	622
African Bank Investments Ltd	224,005	1,307
Azimut Holding SpA	52,024	665	Food - 4.49%
Challenger Ltd/AU	110,094	582	Aryzta AG	9,993	557
Chinatrust Financial Holding Co Ltd	1,377,000	1,262	BRF - Brasil Foods SA	67,941	1,378
Close Brothers Group PLC	41,941	568	Cermaq ASA	41,252	849
GAM Holding AG (a)	322,081	6,348	Charoen Pokphand Foods PCL (b)	1,832,500	1,811
Hana Financial Group Inc	54,080	2,291	Cia Brasileira de Distribuicao Grupo Pao de	46,316	2,105
IG Group Holdings PLC	58,866	459	Acucar ADR
IGM Financial Inc	81,586	4,197	Danisco A/S	73,896	9,804
Intermediate Capital Group PLC	588,733	3,245	Jeronimo Martins SGPS SA	454,363	7,457
International Personal Finance PLC	88,124	541	Kesko OYJ	78,381	4,069
KB Financial Group Inc	64,582	3,465	Marine Harvest ASA	6,585,909	8,699
Mega Financial Holding Co Ltd	5,632,000	4,916	Maruha Nichiro Holdings Inc	239,000	353
ORIX Corp	123,690	12,062	Metro AG	134,630	9,891
Provident Financial PLC	49,395	832	Nestle SA	469,595	29,153
Tullett Prebon PLC	72,241	507	Nutreco NV	73,288	5,704
Woori Finance Holdings Co Ltd	126,510	1,724	Suedzucker AG	240,160	7,383
Yuanta Financial Holding Co Ltd	1,687,000	1,172	Viscofan SA	16,870	744
	$ 46,143		WM Morrison Supermarkets PLC	1,332,593	6,562
Electric - 1.23%				$ 96,519
Atco Ltd	10,700	659	Forest Products & Paper - 0.40%
CLP Holdings Ltd	804,000	6,615	Billerud AB	47,631	579
Enel SpA	1,672,817	11,928	Hokuetsu Kishu Paper Co Ltd	71,500	398
Enersis SA ADR	55,222	1,179	Suzano Papel e Celulose SA	137,375	1,352
Federal Hydrogenerating Co JSC ADR(a)	890	5	Svenska Cellulosa AB	403,948	6,191
International Power PLC	864,827	4,776		$ 8,520
PGE SA	137,821	1,243	Gas - 0.72%
	$ 26,405		Centrica PLC	1,780,586	9,544
Electrical Components & Equipment - 2.13%			Keyera Corp	17,700	734
Bekaert SA	45,059	5,639	Osaka Gas Co Ltd	1,394,000	5,121
Hitachi Ltd	2,824,739	15,253		$ 15,399
LG Electronics Inc	17,648	1,696	Hand & Machine Tools - 0.23%
Mitsubishi Electric Corp	1,191,000	13,082	Finning International Inc	166,000	4,869
Schneider Electric SA	57,582	10,175
	$ 45,845		Healthcare - Products - 0.58%
Electronics - 2.52%			Coloplast A/S	42,959	6,314
AAC Acoustic Technologies Holdings Inc	154,000	402	DiaSorin SpA	13,540	653
Alps Electric Co Ltd	655,800	6,452	Draegerwerk AG & Co KGaA	6,230	653
Anritsu Corp	371,000	2,936	Elekta AB	93,745	4,273
Electrocomponents PLC	140,748	654	Paramount Bed Co Ltd	17,100	462
Fujitsu General Ltd	84,000	447		$ 12,355
Hamamatsu Photonics KK	92,000	3,601	Healthcare - Services - 0.03%
Hon Hai Precision Industry Co Ltd	874,674	3,314	Ramsay Health Care Ltd	37,470	743
Keyence Corp	26,500	6,913
Kyocera Corp	57,800	6,335	Holding Companies - Diversified - 1.03%
Murata Manufacturing Co Ltd	100,900	7,277	GS Holdings	22,669	1,893
Omron Corp	260,700	7,125	Haci Omer Sabanci Holding AS ADR(a)	3	—
Renishaw PLC	20,331	600	Imperial Holdings Ltd	217,698	3,913
Rexel SA	22,851	626	KOC Holding AS	601,999	3,237

See accompanying notes

95

     Schedule of Investments Diversified International Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)				Media (continued)
LG Corp	35,361	$3,250		Metropole Television SA	18,627	$495
Swire Pacific Ltd	645,000	9,850		ProSiebenSat.1 Media AG	333,811	9,572
		$22,143		WPP PLC	451,746	5,897
Home Builders - 0.02%						$26,199
Persimmon PLC	53,862	435		Metal Fabrication & Hardware - 0.36%
				Catcher Technology Co Ltd	204,000	1,282
Home Furnishings - 0.07%				Hoganas AB	13,867	576
Alpine Electronics Inc	27,200	340		JFE Shoji Holdings Inc	68,000	298
Indesit Co SpA	42,314	557		Johnson Matthey PLC	169,704	5,678
SEB SA	5,978	657				$7,834
		$1,554		Mining - 6.93%
Insurance - 3.73%				Alacer Gold Corp (a)	74,272	775
Aegon NV (a)	722,771	5,739		Anglo American PLC	327,610	17,076
Allianz SE	92,065	14,495		AngloGold Ashanti Ltd	52,725	2,673
Amlin PLC	95,982	670		Antofagasta PLC	51,100	1,167
China Life Insurance Co Ltd	248,000	881		Barrick Gold Corp	205,200	10,480
Helvetia Holding AG (a)	1,618	759		BHP Billiton Ltd	519,962	26,120
Lancashire Holdings Ltd	65,237	703		Centerra Gold Inc	257,100	4,782
Legal & General Group PLC	3,172,898	6,508		Cia de Minas Buenaventura SA ADR	45,156	1,882
Ping An Insurance Group Co	492,500	5,356		Grupo Mexico SAB de CV	535,607	1,855
Powszechny Zaklad Ubezpieczen SA	6,745	948		Hindalco Industries Ltd	609,738	2,979
Prudential PLC	1,072,533	13,848		IAMGOLD Corp	323,897	6,734
Sampo OYJ	391,106	13,162		Iluka Resources Ltd	80,112	1,098
Sanlam Ltd	813,645	3,490		KGHM Polska Miedz SA	79,166	5,824
Zurich Financial Services (a)	47,941	13,468		Medusa Mining Ltd	81,200	715
		$80,027		MMC Norilsk Nickel OJSC ADR	92,540	2,577
Internet - 0.02%				Orica Ltd	209,660	6,108
Atea ASA	43,542	481		Pan Australian Resources Ltd (a)	701,282	592
				Rio Tinto Ltd	298,169	26,868
Investment Companies - 0.74%				SEMAFO Inc (a)	53,600	455
ABG Sundal Collier Holding ASA	289,448	370		Teck Resources Ltd	172,200	9,360
Delek Group Ltd	11,114	2,953		Umicore SA	112,360	6,445
Infrastructure Development Finance Co Ltd	165,606	544		Vale SA - Pref Shares	419,629	12,299
Investor AB	313,881	7,818				$148,864
Resolution Ltd	813,159	4,111		Miscellaneous Manufacturing - 2.12%
		$15,796		Aalberts Industries NV	29,255	740
Iron & Steel - 0.56%				Amano Corp	42,300	390
Cia Siderurgica Nacional SA ADR	121,255	1,932		IMI PLC	378,237	6,899
Ferrexpo PLC	86,500	721		Largan Precision Co Ltd	55,000	1,746
Hyundai Steel Co	28,458	3,612		Melrose PLC	123,800	732
Labrador Iron Ore Royalty Corp	6,700	527		Neo Material Technologies Inc (a)	82,800	857
Mount Gibson Iron Ltd (a)	260,094	536		Senior PLC	160,226	409
POSCO ADR	27,919	3,079		Siemens AG	193,267	28,142
Severstal OAO	66,904	1,204		Wartsila OYJ	143,806	5,653
Xingda International Holdings Ltd	425,000	490				$45,568
		$12,101		Office & Business Equipment - 0.66%
Leisure Products & Services - 0.23%				Canon Inc	303,300	14,209
Sega Sammy Holdings Inc	285,800	4,933
				Oil & Gas - 9.85%
Lodging - 0.41%				Aurora Oil and Gas Ltd (a)	135,985	395
Shangri-La Asia Ltd	1,464,666	4,083		Baytex Energy Corp	16,200	1,000
SJM Holdings Ltd	2,170,000	4,677		BG Group PLC	902,335	23,113
		$8,760		BowLeven PLC (a)	89,274	438
Machinery - Construction & Mining - 0.49%				BP PLC	599,421	4,631
Atlas Copco AB - A Shares	316,610	9,296		Caltex Australia Ltd	217,597	3,384
Danieli & C Officine Meccaniche SpA	19,318	615		Canadian Natural Resources Ltd	242,900	11,427
Wajax Corp	14,000	603		China Petroleum & Chemical Corp	3,110,000	3,132
		$10,514		CNOOC Ltd	1,380,000	3,405
Machinery - Diversified - 1.40%				Gazprom OAO ADR	779,892	13,305
Daifuku Co Ltd	75,000	505		Gazprom OAO ADR	40,500	683
Komori Corp	48,228	456		Idemitsu Kosan Co Ltd	35,600	4,165
Kone OYJ	120,686	7,560		Lukoil OAO ADR	106,111	7,396
				Lundin Petroleum AB (a)	52,341	796
MAN SE	52,473	7,313		MOL Hungarian Oil and Gas PLC (a)	14,554	2,033
Metso OYJ	121,241	7,434
Pfeiffer Vacuum Technology AG	3,050	420		Pacific Rubiales Energy Corp	247,405	7,518
Weir Group PLC/The	196,655	6,320		PetroChina Co Ltd	4,265,494	6,129
		$30,008		Petroleo Brasileiro SA ADR	329,056	12,284
Media - 1.22%				Petrominerales Ltd	17,215	659
				Polski Koncern Naftowy Orlen S.A. (a)	149,972	3,124
Grupo Televisa SA ADR(a)	153,138	3,632
ITV PLC (a)	5,197,668	6,603		Repsol YPF SA	381,209	13,613
				Royal Dutch Shell PLC - A Shares	22,359	867
See accompanying notes			96

Schedule of Investments
Diversified International Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Semiconductors (continued)
Royal Dutch Shell PLC - B Shares	740,744 $	28,792	Elpida Memory Inc (a)	389,400 $	5,770
Sasol Ltd	83,401	4,815	Hynix Semiconductor Inc	40,360	1,273
Seadrill Ltd	273,324	9,685	Powertech Technology Inc	436,000	1,583
SK Holdings Co Ltd	18,158	3,253	Samsung Electronics Co Ltd	15,395	12,829
Statoil ASA	311,428	9,111	Sanken Electric Co Ltd	60,000	319
Surgutneftegas OJSC ADR	90,461	953	STMicroelectronics NV	572,223	6,757
Thai Oil Public Co Ltd (b)	1,484,900	4,203	Taiwan Semiconductor Manufacturing Co Ltd	2,705,605	6,916
Total SA	419,700	26,867		$ 49,387
Twin Butte Energy Ltd (a)	116,026	351	Shipbuilding - 0.08%
	$ 211,527		Hyundai Heavy Industries Co Ltd	3,324	1,659
Oil & Gas Services - 0.63%
Calfrac Well Services Ltd	17,000	601	Software - 0.48%
Canyon Services Group Inc	51,800	797	SAP AG	158,387	10,204
Saipem SpA	127,154	7,219
Technip SA	42,834	4,832	Storage & Warehousing - 0.02%
	$ 13,449		Mitsui-Soko Co Ltd	118,000	435
Pharmaceuticals - 4.59%
AstraZeneca PLC	232,636	11,619	Telecommunications - 7.37%
GlaxoSmithKline PLC	164,833	3,594	ADVA AG Optical Networking (a)	62,007	481
KYORIN Holdings Inc	33,000	588	Alcatel-Lucent/France (a)	1,408,885	9,084
Novartis AG	355,344	21,095	America Movil SAB de CV ADR	88,077	5,038
Novo Nordisk A/S	150,601	19,038	Axiata Group Bhd (a)	1,297,600	2,147
Roche Holding AG	102,712	16,659	BT Group PLC	3,831,515	12,531
Shire PLC	425,653	13,153	China Mobile Ltd	701,639	6,451
Takeda Pharmaceutical Co Ltd	143,300	6,925	China Telecom Corp Ltd	3,914,000	2,258
Teva Pharmaceutical Industries Ltd ADR	128,724	5,887	Chunghwa Telecom Co Ltd (a)	1,016,000	3,232
	$ 98,558		HTC Corp	30,000	1,362
Real Estate - 1.79%			Hutchison Telecommunications Hong Kong	1,186,000	374
Arnest One Corp	30,970	285	Holdings Ltd
Brookfield Asset Management Inc	402,838	13,565	Manitoba Telecom Services Inc	128,200	4,085
Daito Trust Construction Co Ltd	105,000	8,349	NTT DoCoMo Inc	8,949	16,471
FKP Property Group	601,912	515	QSC AG (a)	100,177	378
Gazit-Globe Ltd	43,505	593	Sistema JSFC	106,736	3,009
Great Eagle Holdings Ltd	184,000	654	Softbank Corp	285,800	11,944
IMMOFINANZ AG (a)	809,454	3,848	Taiwan Mobile Co Ltd	705,000	1,819
Mitsui Fudosan Co Ltd	276,000	4,713	Tele2 AB	312,060	7,834
New World Development Ltd	2,150,000	3,770	Telefonica SA	744,517	20,015
Shimao Property Holdings Ltd	901,500	1,226	Telenet Group Holding NV (a)	103,644	5,153
Singapore Land Ltd	74,000	433	Telenor ASA	480,302	8,299
Wihlborgs Fastigheter AB	16,773	505	Tim Participacoes SA ADR	46,360	2,187
	$ 38,456		Vivo Participacoes SA	45,400	1,842
REITS - 0.69%			Vodacom Group Ltd	305,149	3,732
BLife Investment Corp	52	384	Vodafone Group PLC	9,992,199	28,642
CapitaMall Trust	2,357,000	3,639		$ 158,368
Dundee Real Estate Investment Trust	17,100	597	Textiles - 0.07%
ICADE	29,501	3,785	Cia Hering	65,800	1,424
Investa Office Fund	779,498	538
Kenedix Realty Investment Corp	145	616	Toys, Games & Hobbies - 0.11%
RioCan Real Estate Investment Trust	198,600	5,321	Namco Bandai Holdings Inc	217,300	2,390
	$ 14,880
Retail - 2.22%			Transportation - 0.66%
Amplifon SpA	103,031	633	Canadian National Railway Co	162,900	12,636
Arcos Dorados Holdings Inc (a)	87,922	1,937	Construcciones y Auxiliar de Ferrocarriles SA	945	576
			Songa Offshore SE (a)	74,579	456
Cie Financiere Richemont SA	196,756	12,715
Dufry Group (a)	4,334	567	Stagecoach Group PLC	130,989	540
Hyundai Department Store Co Ltd	8,453	1,238		$ 14,208
K's Holdings Corp	17,880	554	Water - 0.75%
Lojas Renner SA	61,000	2,260	Pennon Group PLC	457,264	5,037
Pal Co Ltd	13,800	430	Severn Trent PLC	156,812	3,932
Shoppers Drug Mart Corp	179,900	7,834	United Utilities Group PLC	671,946	7,088
Swatch Group AG/The - BR	19,883	9,781		$ 16,057
UNY Co Ltd	46,600	406	TOTAL COMMON STOCKS	$ 2,121,626
WH Smith PLC	68,783	540
Whitbread PLC	188,094	5,278
Woolworths Holdings Ltd/South Africa	784,903	3,581
	$ 47,754
Semiconductors - 2.30%
Aixtron SE NA	16,940	723
ARM Holdings PLC	778,725	8,071
ASM International NV (a)	118,486	5,146

See accompanying notes

97

     Schedule of Investments Diversified International Fund April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity			Country	Percent
	Amount			United Kingdom	13 .79%
REPURCHASE AGREEMENTS - 0.73%	(000	's)	Value (000's)	Japan	12 .96%
				Germany	8 .76%
Banks - 0.73%				Canada	7 .84%
Investment in Joint Trading Account; Credit Suisse $	3,168		$3,168
Repurchase Agreement; 0.03% dated				Switzerland	6 .38%
				France	4 .91%
04/29/11 maturing 05/02/11 (collateralized by				Australia	4 .89%
US Treasury Strips; $3,230,919; 0.00%; dated
08/15/14 - 08/15/37)				Korea, Republic Of	3 .11%
				Sweden	3 .07%
Investment in Joint Trading Account; Deutsche	4,702		4,702	Brazil	2 .71%
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by				China	2 .59%
				Netherlands	2 .24%
Sovereign Agency Issues; $4,795,895; 0.00%				Denmark	2 .18%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	1,732		1,732	Norway	2 .15%
				Taiwan, Province Of China	2 .10%
Repurchase Agreement; 0.02% dated				Hong Kong	1 .92%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,766,909; 0.00%				Finland	1 .76%
				Italy	1 .71%
- 9.80%; dated 06/15/11 - 09/26/19)				Russian Federation	1 .67%
Investment in Joint Trading Account; Merrill	4,345		4,345
Lynch Repurchase Agreement; 0.03% dated				Spain	1 .62%
				Belgium	1 .40%
04/29/11 maturing 05/02/11 (collateralized by				South Africa	1 .23%
Sovereign Agency Issues; $4,431,852; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)				India	1 .11%
				United States	1 .04%
Investment in Joint Trading Account; Morgan	1,732		1,732	Ireland	0 .91%
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by				Mexico	0 .77%
				Singapore	0 .76%
Sovereign Agency Issues; $1,766,909; 1.11%				Thailand	0 .68%
- 2.38%; dated 06/22/12 - 07/28/15)				Poland	0 .52%
			$15,679	Bermuda	0 .48%
TOTAL REPURCHASE AGREEMENTS			$15,679	Israel	0 .44%
Total Investments			$2,137,305	Portugal	0 .35%
Other Assets in Excess of Liabilities, Net - 0.51%			$10,874	Malaysia	0 .31%
TOTAL NET ASSETS - 100.00%			$2,148,179	Guernsey	0 .19%
				Austria	0 .18%
				Argentina	0 .16%
(a) Non-Income Producing Security				Turkey	0 .15%
(b)			Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of				Indonesia	0 .14%
				Peru	0 .12%
these securities totaled $8,429 or 0.39% of net assets.				Hungary	0 .09%
				Chile	0 .05%
				Colombia	0 .03%
Unrealized Appreciation (Depreciation)				Cyprus	0 .02%
The net federal income tax unrealized appreciation (depreciation) and federal tax				Other Assets in Excess of Liabilities, Net	0 .51%
cost of investments held as of the period end were as follows:				TOTAL NET ASSETS	100.00%

Unrealized Appreciation			$409,408
Unrealized Depreciation			(19,818)
Net Unrealized Appreciation (Depreciation)			$389,590
Cost for federal income tax purposes			$1,747,715
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.13%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.84%			Healthcare - Products - 2.47%
Lockheed Martin Corp	379,200	$30,052	Becton Dickinson and Co	86,500	$7,434
Raytheon Co	766,500	37,213	Johnson & Johnson	691,200	45,425
		$67,265	Medtronic Inc	904,089	37,746
Apparel - 1.19%					$90,605
VF Corp	432,500	43,492	Insurance - 7.21%
			ACE Ltd	1,352,000	90,922
Automobile Manufacturers - 0.20%			Allianz SE ADR	1,236,137	19,469
PACCAR Inc	135,142	7,177	Allstate Corp/The	998,809	33,800
			Chubb Corp	608,300	39,655
Automobile Parts & Equipment - 0.31%			Fidelity National Financial Inc	1,940,261	29,957
Johnson Controls Inc	278,800	11,434	MetLife Inc	714,300	33,422
			Validus Holdings Ltd	518,833	16,883
Banks - 6.52%					$264,108
Australia & New Zealand Banking Group Ltd	390,900	10,390	Machinery - Diversified - 1.14%
ADR			Deere & Co	426,700	41,603
Banco Santander SA ADR	3,367,498	41,757
Bank of New York Mellon Corp/The	977,680	28,314	Media - 1.44%
Bank of Nova Scotia	657,609	40,140	Walt Disney Co/The	441,591	19,032
JP Morgan Chase & Co	375,300	17,125	Yellow Media Inc	6,706,910	33,669
M&T Bank Corp	383,700	33,908			$52,701
Northern Trust Corp	685,000	34,243	Mining - 0.81%
US Bancorp	1,286,400	33,215	BHP Billiton Ltd ADR	294,800	29,846
		$239,092
Beverages - 0.72%			Miscellaneous Manufacturing - 3.54%
Coca-Cola Co/The	202,300	13,647	3M Co	308,200	29,960
Dr Pepper Snapple Group Inc	177,729	6,967	Honeywell International Inc	398,900	24,425
Molson Coors Brewing Co	115,900	5,650	Parker Hannifin Corp	463,200	43,689
		$26,264	Siemens AG ADR	217,300	31,713
Chemicals - 1.24%					$129,787
Air Products & Chemicals Inc	172,700	16,496	Oil & Gas - 9.59%
EI du Pont de Nemours & Co	508,800	28,895	Chevron Corp	748,700	81,938
		$45,391	Encana Corp	1,302,900	43,673
Commercial Services - 0.56%			Exxon Mobil Corp	688,900	60,623
Automatic Data Processing Inc	380,500	20,680	Marathon Oil Corp	1,140,800	61,649
			Penn West Petroleum Ltd	1,521,900	38,976
Consumer Products - 1.57%			Total SA ADR	1,003,278	64,440
Clorox Co	213,000	14,838			$351,299
Kimberly-Clark Corp	646,400	42,701	Pharmaceuticals - 12.58%
		$57,539	Abbott Laboratories	1,584,200	82,442
Distribution & Wholesale - 1.88%			Bristol-Myers Squibb Co	2,332,178	65,534
Genuine Parts Co	1,282,777	68,885	GlaxoSmithKline PLC ADR	1,274,559	55,647
			Merck & Co Inc	2,029,480	72,960
Diversified Financial Services - 4.33%			Novartis AG ADR	827,982	48,992
AllianceBernstein Holding LP	2,011,873	44,664	Pfizer Inc	3,275,345	68,651
BlackRock Inc	191,900	37,601	Roche Holding AG ADR	1,080,100	43,777
Federated Investors Inc	1,317,555	33,966	Teva Pharmaceutical Industries Ltd ADR	501,800	22,947
NYSE Euronext	1,062,559	42,555			$460,950
		$158,786	Pipelines - 2.59%
Electric - 4.33%			Enterprise Products Partners LP	1,119,226	48,429
NextEra Energy Inc	944,300	53,419	Kinder Morgan Energy Partners LP	402,821	31,146
Progress Energy Inc	1,126,445	53,450	Spectra Energy Corp	531,179	15,425
Wisconsin Energy Corp	210,800	6,579			$95,000
Xcel Energy Inc	1,853,800	45,103	REITS - 5.34%
		$158,551	Annaly Capital Management Inc	3,804,600	67,874
Electrical Components & Equipment - 1.25%			Chimera Investment Corp	3,882,304	15,723
Emerson Electric Co	755,100	45,880	Digital Realty Trust Inc	1,274,600	76,909
			HCP Inc	441,385	17,488
Entertainment - 0.48%			Health Care REIT Inc	328,000	17,637
OPAP SA ADR	1,677,400	17,730			$195,631
			Retail - 3.65%
Food - 3.41%			Costco Wholesale Corp	201,000	16,265
General Mills Inc	444,600	17,153	McDonald's Corp	712,600	55,804
Kellogg Co	285,100	16,328	Wal-Mart Stores Inc	1,122,100	61,693
Kraft Foods Inc	1,608,223	54,004			$133,762
Kroger Co/The	467,400	11,362	Semiconductors - 4.91%
Sysco Corp	906,800	26,216	Applied Materials Inc	788,500	12,372
		$125,063	Intel Corp	3,260,200	75,604
Gas - 1.42%			Maxim Integrated Products Inc	429,200	11,734
Sempra Energy	944,300	52,031	Microchip Technology Inc	1,135,800	46,613

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2011 (unaudited)

	COMMON STOCKS (continued)	Shares Held Value (000's)						Maturity
	Semiconductors (continued)							Amount
	Taiwan Semiconductor Manufacturing Co Ltd	2,485,607			$33,556		REPURCHASE AGREEMENTS (continued)	(000	's)	Value (000's)
	ADR						Banks (continued)
					$179,879		Investment in Joint Trading Account; Morgan	$8,099		$8,100
	Software - 1.47%						Stanley Repurchase Agreement; 0.02% dated
	Microsoft Corp	2,067,800			53,804		04/29/11 maturing 05/02/11 (collateralized by
							Sovereign Agency Issues; $8,261,355; 1.11%
	Telecommunications - 5.20%						- 2.38%; dated 06/22/12 - 07/28/15)
	AT&T Inc	1,307,600			40,693					$73,308
	BCE Inc	1,031,900			38,624		TOTAL REPURCHASE AGREEMENTS			$73,308
	CenturyLink Inc	419,452			17,105		Total Investments			$3,657,379
	Verizon Communications Inc	1,505,000			56,859		Other Assets in Excess of Liabilities, Net - 0.20%			$7,251
	Vodafone Group PLC ADR	1,285,062			37,421		TOTAL NET ASSETS - 100.00%			$3,664,630
					$190,702
	Toys, Games & Hobbies - 1.81%
	Mattel Inc	2,486,719			66,445

	Transportation - 2.13%						Unrealized Appreciation (Depreciation)
	Norfolk Southern Corp	479,900			35,839		The net federal income tax unrealized appreciation (depreciation) and federal tax
	Union Pacific Corp	407,700			42,185		cost of investments held as of the period end were as follows:
					$78,024
	TOTAL COMMON STOCKS				$3,559,406		Unrealized Appreciation			$749,129
	PREFERRED STOCKS - 0.63%	Shares Held Value (000's)					Unrealized Depreciation			(51,575)
Banks	- 0.23%						Net Unrealized Appreciation (Depreciation)			$697,554
	National City Capital Trust II	191,700			4,898		Cost for federal income tax purposes			$2,959,825
	National City Capital Trust III	135,000			3,449		All dollar amounts are shown in thousands (000's)
					$8,347
	Diversified Financial Services - 0.09%						Portfolio Summary (unaudited)
	National City Capital Trust IV	125,000			3,286		Sector			Percent
							Financial			26 .03%
REITS	- 0.31%						Consumer, Non-cyclical			21 .31%
	Public Storage Inc 6.63%; Series M	375,300			9,548		Energy			12 .18%
	Public Storage Inc 7.25%; Series K	79,700			2,029		Industrial			9 .90%
					$11,577		Consumer, Cyclical			9 .52%
	TOTAL PREFERRED STOCKS				$23,210		Communications			6 .68%
		Principal					Technology			6 .38%
		Amount					Utilities			5 .75%
BONDS	- 0.04%	(000	's)	Value (000		's)	Basic Materials			2 .05%
	Telecommunications - 0.04%						Other Assets in Excess of Liabilities, Net			0 .20%
	Telus Corp						TOTAL NET ASSETS			100.00%
	8.00%, 6/1/2011	$1,446			$1,455

	TOTAL BONDS				$1,455
		Maturity
		Amount
	REPURCHASE AGREEMENTS - 2.00%	(000	's)	Value	(000	's)
Banks	- 2.00%
	Investment in Joint Trading Account; Credit Suisse $ 14,810				$14,810
	Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	US Treasury Strips; $15,106,478; 0.00%;
	dated 08/15/14 - 08/15/37)
	Investment in Joint Trading Account; Deutsche	21,984			21,984
	Bank Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $22,423,678;
	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
	Investment in Joint Trading Account; JP Morgan	8,099			8,099
	Repurchase Agreement; 0.02% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $8,261,355; 0.00%
	- 9.80%; dated 06/15/11 - 09/26/19)
	Investment in Joint Trading Account; Merrill	20,315			20,315
	Lynch Repurchase Agreement; 0.03% dated
	04/29/11 maturing 05/02/11 (collateralized by
	Sovereign Agency Issues; $20,721,556;
	0.00% - 8.13%; dated 05/11/11 - 09/15/39)

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 25.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.01%			Distribution & Wholesale (continued)
United Technologies Corp	3,376 $	302	ITOCHU Corp	70,900 $	733
			Marubeni Corp	54,000	390
Agriculture - 0.03%			Mitsubishi Corp	15,400	414
Altria Group Inc	31,376	842	Mitsui & Co Ltd	69,300	1,223
			Sumitomo Corp	78,200	1,067
Automobile Manufacturers - 0.16%				$ 4,905
Daimler AG	12,645	973	Diversified Financial Services - 0.26%
Nissan Motor Co Ltd	54,100	516	Aberdeen Asset Management PLC	131,171	502
Tata Motors Ltd ADR	23,686	650	AGF Management Ltd	14,800	310
Toyota Motor Corp	42,100	1,677	Ameriprise Financial Inc	14,135	877
	$ 3,816		ARA Asset Management Ltd (a)	724,000	1,041
Banks - 1.08%			BGC Partners Inc	58,419	564
Australia & New Zealand Banking Group Ltd	61,379	1,630	BlackRock Inc	4,504	882
Bank of America Corp	52,109	640	Intermediate Capital Group PLC	80,859	446
Bank of China Ltd	946,000	523	Mega Financial Holding Co Ltd	1,149,000	1,003
Bank of Communications Co Ltd	748,000	793	Shinhan Financial Group Co Ltd	12,950	634
Bank of Montreal	7,700	506		$ 6,259
Bank of Nova Scotia	7,000	427	Electric - 0.26%
Bendigo and Adelaide Bank Ltd	35,439	363	Ameren Corp	14,375	421
BNP Paribas	5,699	451	CLP Holdings Ltd	91,000	749
Canadian Imperial Bank of Commerce/Canada	13,600	1,177	Consolidated Edison Inc	11,508	600
Capital One Financial Corp	17,175	940	Duke Energy Corp	51,106	953
Commonwealth Bank of Australia	24,609	1,449	Enel SpA	117,419	837
Community Bank System Inc	13,180	330	GDF Suez	10,659	436
Credit Agricole SA	33,282	554	Northeast Utilities	17,385	619
DBS Group Holdings Ltd	72,000	881	NV Energy Inc	35,828	544
DnB NOR ASA	68,087	1,107	Pinnacle West Capital Corp	8,908	386
FNB Corp/PA	39,104	428	Progress Energy Inc	8,405	399
Goldman Sachs Group Inc/The	2,316	350	Public Power Corp SA	19,555	324
Hang Seng Bank Ltd	56,700	886		$ 6,268
Industrial and Commercial Bank of China Ltd	991,000	838	Electrical Components & Equipment - 0.05%
JP Morgan Chase & Co	45,504	2,076	Hitachi Ltd	136,000	734
Korea Exchange Bank	66,530	566	Molex Inc	20,474	553
M&T Bank Corp	4,595	406		$ 1,287
National Australia Bank Ltd	52,655	1,563	Electronics - 0.03%
National Bank of Canada	6,500	538	Coretronic Corp	413,000	632
Nordea Bank AB	95,643	1,091
PNC Financial Services Group Inc	13,159	820	Engineering & Construction - 0.07%
Royal Bank of Canada	5,300	334	Alion Science and Technology Corp - Warrants	3,935	—
Svenska Handelsbanken AB	29,061	1,009	(b),(c),(d)
Toronto-Dominion Bank/The	12,000	1,039	Carillion PLC	108,542	710
Wells Fargo & Co	37,665	1,096	NCC AB	16,879	451
Westpac Banking Corp	44,167	1,202	Vinci SA	8,713	582
	$ 26,013			$ 1,743
Building Materials - 0.04%			Food - 0.14%
Taiwan Cement Corp	602,000	882	B&G Foods Inc	23,102	418
			ConAgra Foods Inc	42,540	1,040
Chemicals - 0.32%			Kraft Foods Inc	12,663	425
BASF SE	19,264	1,975	Marine Harvest ASA	476,884	630
Bayer AG	10,639	931	Safeway Inc	34,043	828
Cabot Corp	16,590	744		$ 3,341
EI du Pont de Nemours & Co	27,885	1,584	Forest Products & Paper - 0.15%
Koninklijke DSM NV	8,890	613	Billerud AB	70,283	855
PPG Industries Inc	5,885	557	Canfor Corp (c)	41,500	546
Sinopec Shanghai Petrochemical Co Ltd	1,224,000	593	International Paper Co	22,536	696
Solvay SA	5,195	749	MeadWestvaco Corp	13,582	458
	$ 7,746		UPM-Kymmene OYJ	21,929	449
Coal - 0.03%			West Fraser Timber Co Ltd	10,000	569
Exxaro Resources Ltd	26,841	725		$ 3,573
			Gas - 0.03%
Commercial Services - 0.03%			NiSource Inc	22,210	432
Emeco Holdings Ltd	527,237	633	UGI Corp	11,679	389

Consumer Products - 0.05%				$ 821
Kimberly-Clark Corp	19,150	1,265	Healthcare - Products - 0.04%
			Johnson & Johnson	14,999	986
Cosmetics & Personal Care - 0.06%
Procter & Gamble Co	23,431	1,521	Healthcare - Services - 0.11%
			Aetna Inc	16,278	674
Distribution & Wholesale - 0.20%			Humana Inc	9,438	718
Genuine Parts Co	20,068	1,078

See accompanying notes

101

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)				Oil & Gas (continued)
UnitedHealth Group Inc	26,265	$1,293		Repsol YPF SA	23,780	$849
		$2,685		Royal Dutch Shell PLC - A Shares	48,974	1,900
Holding Companies - Diversified - 0.22%				Royal Dutch Shell PLC - B Shares	42,754	1,662
Compass Diversified Holdings	23,158	388		Sasol Ltd	15,315	884
Imperial Holdings Ltd	34,028	612		SK Holdings Co Ltd	4,945	886
Seven Group Holdings Ltd	57,946	579		Statoil ASA	36,636	1,072
Wharf Holdings Ltd	519,737	3,801		Total SA	32,040	2,051
		$5,380		Vermilion Energy Inc	10,647	572
Home Furnishings - 0.03%						$30,048
De'Longhi SpA	57,539	736		Oil & Gas Services - 0.05%
				PAA Natural Gas Storage LP	49,800	1,222
Insurance - 0.45%
ACE Ltd	8,958	602		Pharmaceuticals - 0.63%
Allianz SE	11,140	1,754		Astellas Pharma Inc	16,600	632
Aviva PLC	121,685	908		AstraZeneca PLC	34,860	1,741
Legal & General Group PLC	537,036	1,102		Bristol-Myers Squibb Co	53,837	1,513
Maiden Holdings Ltd	43,607	325		Eli Lilly & Co	32,900	1,218
Muenchener Rueckversicherungs AG	7,117	1,174		GlaxoSmithKline PLC	19,692	429
Protective Life Corp	29,960	806		Merck & Co Inc	50,300	1,808
Prudential PLC	111,048	1,434		Novartis AG	22,096	1,312
Sampo OYJ	18,877	635		Orion OYJ	26,709	664
Sun Life Financial Inc	14,943	489		Pfizer Inc	152,156	3,189
Travelers Cos Inc/The	8,809	558		Recordati SpA	54,862	581
Zurich Financial Services (c)	3,456	971		Sanofi-Aventis SA	12,940	1,024
		$10,758		Takeda Pharmaceutical Co Ltd	22,500	1,087
Internet - 0.03%						$15,198
Earthlink Inc	77,182	634		Pipelines - 9.73%
				Buckeye Partners LP	191,000	12,426
Investment Companies - 0.03%				Chesapeake Midstream Partners LP	104,700	2,914
Ares Capital Corp	16,721	296		Copano Energy LLC	188,200	6,747
TICC Capital Corp	39,779	451		DCP Midstream Partners LP	57,100	2,544
		$747		Enbridge Energy Partners LP	290,000	9,831
Lodging - 0.11%				Energy Transfer Equity LP	54,700	2,515
Starwood Hotels & Resorts Worldwide Inc	43,400	2,585		Energy Transfer Partners LP	383,100	20,810
				Enterprise Products Partners LP	508,100	21,985
Media - 0.13%				Holly Energy Partners LP (b)	127,700	6,997
Comcast Corp - Class A	44,280	1,162		Kinder Morgan Inc/Delaware	63,700	1,821
Viacom Inc	10,132	518		Kinder Morgan Management LLC (c)	287,357	19,592
Vivendi SA	36,782	1,154		Magellan Midstream Partners LP (b)	319,700	19,662
Walt Disney Co/The	8,559	369		MarkWest Energy Partners LP	98,700	5,033
		$3,203		Niska Gas Storage Partners LLC	85,200	1,840
				NuStar Energy LP (b)	219,400	14,877
Mining - 0.10%				ONEOK Partners LP (b)	143,400	12,266
Inmet Mining Corp	11,400	800
KGHM Polska Miedz SA	9,059	667		Plains All American Pipeline LP	207,200	13,310
Vale SA ADR	27,166	907		Regency Energy Partners LP	353,200	9,805
		$2,374		Spectra Energy Corp	27,696	804
				Sunoco Logistics Partners LP (b)	124,300	11,191
Miscellaneous Manufacturing - 0.20%				Targa Resources Partners LP	211,600	7,436

Eaton Corp	18,799	1,006		TC Pipelines LP (b)	137,100	6,633
General Electric Co	133,499	2,730		Tesoro Logistics LP (c)	15,247	361
Siemens AG	7,843	1,142
		$4,878		TransCanada Corp	16,400	706
				Western Gas Partners LP	67,800	2,488
Oil & Gas - 1.25%				Williams Partners LP	360,800	20,133
BP PLC	88,395	683
Caltex Australia Ltd	34,881	542				$234,727
Chevron Corp	18,012	1,971		Publicly Traded Investment Fund - 0.03%
ConocoPhillips	25,186	1,988		John Hancock Preferred Income Fund III	37,571	629
ENI SpA	56,663	1,515
Exxon Mobil Corp	49,384	4,346		Real Estate - 1.40%
Gazprom OAO ADR	77,898	1,329		Allgreen Properties Ltd	2,000,000	1,928
Lukoil OAO ADR	12,284	856		Atrium European Real Estate Ltd	100,000	684
Marathon Oil Corp	21,701	1,173		Brookfield Office Properties Inc	46,900	928
Occidental Petroleum Corp	7,725	883		Castellum AB	40,737	632
				CB Richard Ellis Group Inc (c)	36,000	962
Penn West Petroleum Ltd	189	5
PetroChina Co Ltd	380,000	546		China Overseas Grand Oceans Group Ltd	369,000	523
Petroleo Brasileiro SA ADR	14,214	531		China Overseas Land & Investment Ltd	280,000	539
Petroleo Brasileiro SA - Pref Shares ADR	27,782	927		China Resources Land Ltd	538,000	928
Petronas Dagangan BHD	120,600	630		Citycon OYJ	180,000	853
Precision Drilling Corp (c)	59,740	905		Daito Trust Construction Co Ltd	5,500	437
PTT PCL (d)	56,900	715		Deutsche Euroshop AG	28,762	1,162
Reliance Industries Ltd (a)	14,265	627		Fabege AB	60,900	699
				FKP Property Group	1,783,524	1,525
See accompanying notes			102

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Hang Lung Properties Ltd	252,000 $	1,123	Primary Health Properties PLC	167,000 $	901
Henderson Land Development Co Ltd	349,000	2,388	ProLogis	315,400	5,138
Henderson Land Development Co Ltd - Warrants	12,000	—	Public Storage Inc	39,800	4,669
(c)			Ramco-Gershenson Properties Trust	148,397	1,913
Hongkong Land Holdings Ltd	524,000	3,925	Rayonier Inc	8,714	578
Jones Lang LaSalle Inc	15,400	1,577	RioCan Real Estate Investment Trust	35,500	951
KWG Property Holding Ltd	1,000,000	722	Simon Property Group Inc	102,579	11,750
Midland Holdings Ltd	1,184,000	913	Societe de la Tour Eiffel	9,600	963
Mitsubishi Estate Co Ltd	38,000	660	Societe Immobiliere de Location pour l'Industrie et	7,400	1,110
Mitsui Fudosan Co Ltd	39,000	666	le Commerce
New World Development Ltd	1,120,000	1,964	Stockland	915,000	3,791
PSP Swiss Property AG (c)	14,200	1,292	Sun Communities Inc	40,800	1,570
Sponda OYJ	180,641	1,065	Suntec Real Estate Investment Trust	955,000	1,186
Sun Hung Kai Properties Ltd	363,000	5,670	Tishman Speyer Office Fund (c)	1,387,000	965
	$ 33,765		Unibail-Rodamco SE	27,420	6,415
REITS - 6.22%			United Urban Investment Corp	1,107	1,387
Alstria Office REIT-AG	48,953	782	Vornado Realty Trust	58,842	5,689
Apartment Investment & Management Co	77,500	2,089	Westfield Group	661,578	6,541
Aspen Group	755,000	389	Workspace Group PLC	1,000,000	484
Associated Estates Realty Corp	22,936	382		$ 150,203
Astro Japan Property Group	475,939	1,628	Retail - 0.56%
AvalonBay Communities Inc	30,000	3,798	CVS Caremark Corp	44,922	1,628
Boardwalk Real Estate Investment Trust	19,800	1,009	Foot Locker Inc	32,102	691
Boston Properties Inc	44,577	4,660	Inergy LP	272,900	11,140
BRE Properties Inc	8,474	430		$ 13,459
British Land Co PLC	327,976	3,290	Semiconductors - 0.18%
Cambridge Industrial Trust	2,698,875	1,102	Applied Materials Inc	53,269	836
Canadian Real Estate Investment Trust	44,500	1,576	Intel Corp	61,021	1,415
CapLease Inc	251,500	1,408	Siliconware Precision Industries Co	578,000	771
CBL & Associates Properties Inc	35,671	662	STMicroelectronics NV	37,121	438
Champion REIT	3,969,000	2,299	Taiwan Semiconductor Manufacturing Co Ltd	315,000	805
Colonial Properties Trust	129,157	2,733		$ 4,265
Cominar Real Estate Investment Trust	47,700	1,146	Storage & Warehousing - 0.02%
Corio NV	13,000	921	Safestore Holdings PLC	225,258	579
Cypress Sharpridge Investments Inc	231,383	2,858
Digital Realty Trust Inc	10,000	603	Telecommunications - 0.69%
Dundee Real Estate Investment Trust	62,100	2,169	Advanced Info Service PCL (d)	193,500	600
Education Realty Trust Inc	43,800	373	AT&T Inc	60,509	1,883
Entertainment Properties Trust	68,000	3,237	BT Group PLC	278,773	912
Equity One Inc	64,300	1,274	CenturyLink Inc	20,109	820
Equity Residential	116,600	6,963	China Mobile Ltd	71,500	657
Essex Property Trust Inc	15,235	2,064	Chunghwa Telecom Co Ltd (c)	211,000	671
Eurocommercial Properties NV	32,826	1,687	France Telecom SA	33,034	775
Fonciere Des Regions	54	6	Hutchison Telecommunications Hong Kong	1,270,000	401
Fortune Real Estate Investment Trust	1,317,000	656	Holdings Ltd
Frasers Commercial Trust	2,175,000	1,421	NTT DoCoMo Inc	409	753
Fukuoka REIT Co	163	1,210	Telecom Italia SpA	216,112	325
Gecina SA	9,651	1,392	Telecom Italia SpA - RSP	258,570	334
GEO Property Group	900,000	187	Telefonica SA	84,937	2,283
Glimcher Realty Trust	259,300	2,476	Telstra Corp Ltd	318,212	1,015
Goodman Group	2,550,417	1,985	Verizon Communications Inc	50,981	1,926
Great Portland Estates PLC	192,948	1,357	Vodacom Group Ltd	78,327	958
Hammerson PLC	83,000	652	Vodafone Group PLC	835,592	2,395
HCP Inc	138,865	5,502		$ 16,708
Hersha Hospitality Trust	250,444	1,488	Trucking & Leasing - 0.02%
Highwoods Properties Inc	37,900	1,398	TAL International Group Inc	16,506	595
Host Hotels & Resorts Inc	73,031	1,299
ICADE	18,000	2,309	Water - 0.09%
InnVest Real Estate Investment Trust	120,100	911	American Water Works Co Inc	16,066	472
Japan Excellent Inc	58	319	Cia de Saneamento Basico do Estado de Sao Paulo	15,466	905
Japan Logistics Fund Inc	104	889	ADR
Land Securities Group PLC	237,793	3,118	Veolia Environnement	26,233	877
LaSalle Hotel Properties	41,100	1,157		$ 2,254
Liberty Property Trust	62,000	2,181	TOTAL COMMON STOCKS	$ 611,192
Link REIT/The	220,000	693	CONVERTIBLE PREFERRED STOCKS -
LTC Properties Inc	43,800	1,289
Mapletree Logistics Trust	559,000	413	0.25%	Shares Held Value (000's)
Mirvac Group	1,925,000	2,680	Banks - 0.13%
Mori Trust Sogo Reit Inc	125	1,265	Bank of America Corp	660	689
Nippon Building Fund Inc	251	2,522	Wells Fargo & Co	2,310	2,494
Northern Property Real Estate Investment Trust	60,400	1,895		$ 3,183

See accompanying notes

103

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS				PREFERRED STOCKS (continued)	Shares Held Value (000's)
(continued)	Shares Held Value (000's)			Insurance (continued)
REITS - 0.12%				Aegon NV 6.50%	16,500	$381
Digital Realty Trust Inc	81,000	$2,926		Aegon NV 6.875%	3,600	87
				Allianz SE	502,177	13,370
TOTAL CONVERTIBLE PREFERRED STOCKS		$6,109		American Financial Group Inc/OH 7.00%	39,160	998
PREFERRED STOCKS - 9.17%	Shares Held Value (000's)			Arch Capital Group Ltd 7.88%	34,100	859
Banks - 2.86%				Arch Capital Group Ltd 8.00%	18,207	461
Bank of America Corp 6.63%; Series I	180,250	4,376		Axis Capital Holdings Ltd 7.50%; Series B	90,175	8,798
Bank of America Corp 8.63%; Series MER	59,900	1,612		Berkley W R Capital Trust	19,629	489
Barclays Bank PLC 7.75%	68,100	1,771		Delphi Financial Group Inc 7.38%	56,484	1,367
Barclays Bank PLC 8.13%	252,100	6,706		Everest Re Capital Trust II	34,874	842
BB&T Capital Trust VII	51,338	1,374		ING Groep NV 6.13%	106,400	2,299
CoBank ACB 11.00%; Series C (a)	10,000	561		ING Groep NV 7.05%	121,864	2,894
CoBank ACB 11.00%; Series D (b)	8,400	465		ING Groep NV 7.20%	66,427	1,592
CoBank ACB 7.00% (a),(b)	321,500	15,342		ING Groep NV 7.38%	13,100	319
Deutsche Bank Contingent Capital Trust II	23,502	586		ING Groep NV 8.50%	63,000	1,646
Deutsche Bank Contingent Capital Trust III	112,235	2,999		PartnerRe Ltd 6.50%	2,000	49
Deutsche Bank Contingent Capital Trust V	38,200	1,039		PartnerRe Ltd 6.75%	9,768	243
Fifth Third Capital Trust V	74,600	1,910		PLC Capital Trust III	53,796	1,363
Fifth Third Capital Trust VI	18,044	461		PLC Capital Trust IV	1,937	48
Fifth Third Capital Trust VII	44,350	1,183		PLC Capital Trust V	4,800	114
HSBC Holdings PLC 6.20%	21,800	531		RenaissanceRe Holdings Ltd - Series C	14,600	338
HSBC Holdings PLC 8.00%	880,446	24,151		RenaissanceRe Holdings Ltd - Series D	24,800	621
KeyCorp Capital V	4,200	100		Torchmark Capital Trust III	1,800	46
KeyCorp Capital VIII	3,600	92				$50,075
KeyCorp Capital X	79,550	2,079		Media - 0.05%
M&T Capital Trust IV	9,600	257		CBS Corp 6.75%	32,100	815
National City Capital Trust II	3,100	79		Viacom Inc	19,100	493
Santander Finance Preferred SA Unipersonal	10,000	288				$1,308
SunTrust Capital IX	6,700	177		Oil & Gas - 0.01%
VNB Capital Trust I	37,508	963		Nexen Inc	6,130	155
		$69,102
Diversified Financial Services - 0.63%				REITS - 2.41%
Ameriprise Financial Inc	48,300	1,345		AMB Property Corp - Series O	104,246	2,621
Citigroup Capital VII	7,191	182		BRE Properties Inc - Series C	25,000	609
Citigroup Capital VIII	24,064	601		CommonWealth REIT	121,014	2,573
Citigroup Capital XI	7,100	161		CommonWealth REIT - Series C	47,633	1,198
Citigroup Capital XII	137,225	3,630		Developers Diversified Realty Corp 7.38%	16,600	413
Citigroup Capital XIII	106,500	2,956		Developers Diversified Realty Corp 7.50%	4,000	100
Citigroup Capital XIV	2,311	57		Duke Realty Corp 6.60%	106,620	2,561
Citigroup Capital XV	5,005	121		Duke Realty Corp 6.63%	3,115	75
Citigroup Capital XVI	47,589	1,141		Duke Realty Corp 6.95%	10,100	254
Corporate-Backed Trust Certificates 6.00%; Series	5,530	127		Duke Realty Corp 7.25%	20,000	505
GS				Duke Realty Corp 8.38%	7,000	186
Countrywide Financial Corp	22,600	559		Equity Residential	20,702	1,094
Credit Suisse AG/Guernsey	25,600	699		Harris Preferred Capital Corp	15,600	396
JP Morgan Chase Capital XXIX	6,426	168		Kimco Realty Corp 6.65%	6,000	149
MBNA Capital D	2,816	72		Kimco Realty Corp 6.90%	237,126	5,999
Merrill Lynch Capital Trust II	31,600	740		Kimco Realty Corp 7.75%	191,866	4,969
Morgan Stanley Capital Trust III	31,100	760		Prologis - Series C	51,100	2,785
Morgan Stanley Capital Trust IV	24,891	602		Prologis - Series G	8,000	192
Morgan Stanley Capital Trust VII	12,879	316		PS Business Parks Inc - Series H	6,334	158
Morgan Stanley Capital Trust VIII	2,800	68		PS Business Parks Inc - Series I	9,844	242
National City Capital Trust IV	26,300	691		PS Business Parks Inc - Series M	115,207	2,891
PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	72		PS Business Parks Inc - Series O	38,727	979
PreferredPlus TR-CCR1 8.05%; Series CCR1	5,200	136		PS Business Parks Inc - Series P	115,625	2,852
		$15,204		PS Business Parks Inc - Series R	151,375	3,763
Electric - 0.06%				Public Storage Inc 6.45%; Series F	16,900	419
Entergy Arkansas Inc	3,202	80		Public Storage Inc 6.60%; Series C	21,400	535
Entergy Louisiana LLC	11,790	297		Public Storage Inc 6.63%; Series M	1,595	41
Entergy Texas Inc	6,400	187		Public Storage Inc 6.75%; Series E	3,652	92
NextEra Energy Capital Holdings Inc	5,900	169		Public Storage Inc 6.88%	6,431	165
PPL Capital Funding Inc	6,200	161		Public Storage Inc 6.95%; Series H	8,575	217
SCANA Corp	21,940	612		Public Storage Inc 7.25%; Series K	128,312	3,267
		$1,506		Regency Centers Corp 7.25%	58,020	1,449
Insurance - 2.08%				Regency Centers Corp 7.45%	102,341	2,571
				Suntrust Real Estate Investment Corp (a),(d)	30	3,095
AAG Holding Co Inc 7.25%	15,594	390
AAG Holding Co Inc 7.50%	81,949	2,060		Vornado Realty LP	139,022	3,759
ABN AMRO North America Capital Funding Trust	1,010	712		Vornado Realty Trust - Series F	34,400	859
I (a)				Vornado Realty Trust - Series H	63,400	1,579
Aegon NV 6.375%	330,561	7,689		Vornado Realty Trust - Series J	92,704	2,314
				Weingarten Realty Investors 6.50%	6,000	147
See accompanying notes			104

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held Value (000's)						Principal
	REITS (continued)							Amount
	Weingarten Realty Investors 6.75%	1,600			$40		BONDS (continued)	(000	's)	Value (000	's)
					$58,113		Banks (continued)
	Sovereign - 0.39%						Banco do Brasil SA/Cayman
	Farm Credit Bank/Texas	8,500			9,475		5.38%, 1/15/2021(a)	$745		$727
							Banco Votorantim SA
	Telecommunications - 0.68%						5.25%, 2/11/2016(a)	2,215		2,237
	Telephone & Data Systems Inc 6.88%	110,803			2,770		BanColombia SA
	Telephone & Data Systems Inc 7.00% (c)	482,968			12,113		6.13%, 7/26/2020	370		376
	Telephone & Data Systems Inc 7.60%	59,293			1,490		Bank of India
					$16,373		6.25%, 2/16/2021	3,135		3,224
	TOTAL PREFERRED STOCKS				$221,311		BankAmerica Capital II
		Principal					8.00%, 12/15/2026	965		990
		Amount					BankAmerica Institutional Capital A
							8.07%, 12/31/2026(a)	1,871		1,922
BONDS	- 58.45%	(000	's)	Value	(000	's)
	Advertising - 0.32%						BankAmerica Institutional Capital B
							7.70%, 12/31/2026(a)	2,700		2,757
	MDC Partners Inc
	11.00%, 11/1/2016	$365			$409		Barclays Bank PLC
	11.00%, 11/1/2016(a)	2,000			2,220		6.28%, 12/31/2049	300		264
	11.00%, 11/1/2016(a)	4,550			5,050		6.86%, 9/29/2049(a),(e)	1,830		1,748
							7.43%, 12/31/2049(a),(e)	7,750		8,045
					$7,679
	Aerospace & Defense - 0.65%						BB&T Capital Trust II
	Kratos Defense & Security Solutions Inc						6.75%, 6/7/2036	1,940		2,003
	10.00%, 6/1/2017	1,895			2,080		BB&T Capital Trust IV
							6.82%, 6/12/2057(e)	500		508
	10.00%, 6/1/2017(a)	8,000			8,780
	Sequa Corp						BBVA Bancomer SA/Texas
							4.50%, 3/10/2016(a)	2,745		2,782
	11.75%, 12/1/2015(a)	4,000			4,325
	13.50%, 12/1/2015(a)	500			552		BBVA International Preferred SA Unipersonal
							5.92%, 12/30/2049(e)	7,500		6,395
					$15,737		BPCE SA
	Agriculture - 0.15%						12.50%, 8/29/2049(a),(b)	4,850		5,651
	MHP SA						Capital One Capital V
	10.25%, 4/29/2015	400			429		10.25%, 8/15/2039	1,000		1,080
	Mriya Agro Holding PLC						Capital One Capital VI
	10.95%, 3/30/2016(a),(d)	1,410			1,412
							8.88%, 5/15/2040	6,140		6,485
	Vector Group Ltd						CIT Group Inc
	11.00%, 8/15/2015	750			791		7.00%, 5/1/2016	4,500		4,534
	Virgolino de Oliveira Finance Ltd						Claudius Ltd for Credit Suisse
	10.50%, 1/28/2018(a)	1,000			1,078
							7.88%, 6/29/2049	16,960		17,596
					$3,710		8.25%, 6/29/2049	1,000		1,060
	Airlines - 0.32%						Cooperatieve Centrale Raiffeisen-Boerenleenbank
	Continental Airlines 2007-1 Class C Pass Through						BA/Netherlands
	Trust						11.00%, 12/29/2049(a),(e)	4,200		5,481
	7.34%, 4/19/2014	3,228			3,220		Credit Agricole SA
	Delta Air Lines Inc						8.38%, 12/13/2049(a),(e)	5,900		6,446
	12.25%, 3/15/2015(a)	1,400			1,571
							9.75%, 6/29/2049	1,600		1,752
	Global Aviation Holdings Inc						Credit Suisse Group Guernsey I Ltd
	14.00%, 8/15/2013	2,500			2,931		7.88%, 2/24/2041(e)	4,000		4,150
					$7,722		Deutsche Bank Capital Funding Trust VII
	Automobile Parts & Equipment - 0.22%						5.63%, 1/29/2049(a),(e)	3,639		3,348
	Exide Technologies						Dresdner Funding Trust I
	8.63%, 2/1/2018(a)	2,275			2,440		8.15%, 6/30/2031(a)	8,400		8,232
	Stanadyne Corp						FCB/NC Capital Trust I
	10.00%, 8/15/2014	2,900			2,969		8.05%, 3/1/2028	1,000		1,001
					$5,409		First Empire Capital Trust II
Banks	- 7.98%						8.28%, 6/1/2027	5,300		5,412
	Abbey National Capital Trust I						First Hawaiian Capital I
	8.96%, 12/31/2049	2,300			2,541		8.34%, 7/1/2027	1,000		1,025
	ABN Amro North American Holding Preferred						Fleet Capital Trust II
	Capital Repackage Trust I						7.92%, 12/11/2026	1,500		1,539
	6.52%, 12/29/2049(a),(e)	3,130			2,974		Halyk Savings Bank of Kazakhstan JSC
	Akbank TAS						7.25%, 5/3/2017	1,020		1,052
	6.50%, 3/9/2018(a)	1,605			1,669		HBOS Capital Funding LP
	Alfa Bank OJSC Via Alfa Bond Issuance PLC						6.07%, 6/29/2049(a),(e)	3,050		2,836
	7.75%, 4/28/2021(a)	1,560			1,583		HSBC USA Capital Trust I
	7.88%, 9/25/2017(a)	990			1,047		7.81%, 12/15/2026(a)	300		307
	7.88%, 9/25/2017	1,500			1,585		ICICI Bank Ltd
	Banco Bradesco SA/Cayman Islands						5.50%, 3/25/2015	1,920		2,033
	5.90%, 1/16/2021(a)	655			665		5.75%, 11/16/2020(a)	2,670		2,680
	Banco de Credito del Peru/Panama						ICICI Bank Ltd/Bahrain
	4.75%, 3/16/2016(a)	3,545			3,439		6.63%, 10/3/2012	830		878
	5.38%, 9/16/2020(a)	735			682

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
JP Morgan Chase & Co			Nexeo Solutions LLC / Nexeo Solutions Finance
7.90%, 4/29/2049(e)	$ 600 $	659	Corp
Kazkommertsbank JSC			8.38%, 3/1/2018(a)	$ 2,290 $	2,376
8.50%, 4/16/2013	215	220		$ 6,904
KeyCorp Capital III			Coal - 0.29%
7.75%, 7/15/2029	395	408	Berau Capital Resources Pte Ltd
LBG Capital No.1 PLC			12.50%, 7/8/2015(a)	940	1,119
7.88%, 11/1/2020(a)	7,400	7,370	Bumi Investment Pte Ltd
8.00%, 12/29/2049(a),(e)	4,295	4,166	10.75%, 10/6/2017(a)	4,205	4,867
National Australia Bank/New York			Consol Energy Inc
8.00%, 9/29/2049	800	883	8.25%, 4/1/2020	1,000	1,115
Natixis				$ 7,101
9.00%, 4/29/2049	3,312	3,384	Commercial Services - 2.17%
10.00%, 4/29/2049(a),(e)	2,648	2,761	Aramark Corp
NB Capital Trust II			8.50%, 2/1/2015	1,015	1,059
7.83%, 12/15/2026	1,150	1,179	Bankrate Inc
NB Capital Trust IV			11.75%, 7/15/2015(a)	2,000	2,290
8.25%, 4/15/2027	2,495	2,567	Catalent Pharma Solutions Inc
PNC Preferred Funding Trust I			9.50%, 4/15/2015	7,753	7,927
6.52%, 12/31/2049(a),(e)	4,000	3,510	DynCorp International Inc
Russian Agricultural Bank OJSC Via RSHB			10.38%, 7/1/2017(a)	9,483	10,147
Capital SA			Great Lakes Dredge & Dock Corp
6.30%, 5/15/2017	3,755	3,938	7.38%, 2/1/2019(a)	1,250	1,278
Santander Finance Preferred SA Unipersonal			Knowledge Learning Corp
10.50%, 12/31/2049(e)	4,200	4,732	7.75%, 2/1/2015(a)	8,175	8,175
SMFG Preferred Capital USD 2 Ltd			Laureate Education Inc
8.75%, 5/29/2049(a)	3,000	3,171	10.00%, 8/15/2015(a)	2,800	2,947
Societe Generale			Live Nation Entertainment Inc
1.05%, 12/29/2049(a),(e)	1,000	786	8.13%, 5/15/2018(a)	1,160	1,183
8.75%, 10/29/2049	11,770	12,417	NCO Group Inc
Standard Chartered PLC			11.88%, 11/15/2014	7,765	6,785
7.01%, 7/29/2049(a)	100	98	PharmaNet Development Group Inc
State Bank of India/London			10.88%, 4/15/2017(a)	7,250	8,011
4.50%, 10/23/2014	1,215	1,260	Seminole Indian Tribe of Florida
Susquehanna Capital II			7.75%, 10/1/2017(a)	2,350	2,515
11.00%, 3/23/2040	750	810		$ 52,317
VTB Bank OJSC Via VTB Capital SA			Computers - 0.76%
6.25%, 6/30/2035	336	355	Compucom Systems Inc
6.25%, 7/2/2035(a)	500	528	12.50%, 10/1/2015(a)	7,720	8,337
6.55%, 10/13/2020	715	727	iGate Corp
6.88%, 5/29/2018	1,795	1,930	9.00%, 5/1/2016(a)	4,750	4,869
	$ 192,600		Stratus Technologies Inc
Beverages - 0.26%			12.00%, 3/29/2015(a)	3,000	2,805
Beverages & More Inc			Stream Global Services Inc
9.63%, 10/1/2014(a)	6,000	6,315	11.25%, 10/1/2014	2,208	2,379
				$ 18,390
Biotechnology - 0.04%			Consumer Products - 1.39%
STHI Holding Corp			American Achievement Corp
8.00%, 3/15/2018(a)	1,000	1,028	10.88%, 4/15/2016(a)	8,690	8,603
			Prestige Brands Inc
Building Materials - 0.60%			8.25%, 4/1/2018	500	534
Building Materials Corp of America			8.25%, 4/1/2018(a)	1,000	1,068
6.75%, 5/1/2021(a)	2,350	2,382
			Reynolds Group Issuer Inc / Reynolds Group Issuer
Cemex SAB de CV			LLC / Reynolds Group Issuer (Luxembourg) S.A.
9.00%, 1/11/2018(a)	10,780	11,171	7.13%, 4/15/2019(a)	2,700	2,815
Interline Brands Inc			8.25%, 2/15/2021(a)	7,000	7,114
7.00%, 11/15/2018	1,000	1,030	Scotts Miracle-Gro Co/The
	$ 14,583		6.63%, 12/15/2020(a)	2,000	2,070
Chemicals - 0.29%			Spectrum Brands Holdings Inc
Braskem Finance Ltd			9.50%, 6/15/2018(a)	3,000	3,352
5.75%, 4/15/2021(a)	700	698	YCC Holdings LLC / Yankee Finance Inc
7.00%, 5/7/2020(a)	1,845	2,006	10.25%, 2/15/2016(a)	7,875	8,111
Ferro Corp				$ 33,667
7.88%, 8/15/2018	1,025	1,097	Distribution & Wholesale - 0.42%
Fufeng Group Ltd			Baker & Taylor Inc
7.63%, 4/13/2016(a)	750	727	11.50%, 7/1/2013(a)	5,375	4,649
			Intcomex Inc
			13.25%, 12/15/2014	5,000	5,263

See accompanying notes

106

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Distribution & Wholesale (continued)			Electrical Components & Equipment - 0.07%
VWR Funding Inc			Coleman Cable Inc
10.25%, 7/15/2015	$ 264 $	277	9.00%, 2/15/2018	$ 1,600 $	1,692
	$ 10,189
Diversified Financial Services - 3.91%			Electronics - 0.05%
Ageas Hybrid Financing SA			Stoneridge Inc
8.25%, 2/28/2049	8,064	8,044	9.50%, 10/15/2017(a)	1,105	1,227
Capital One Capital III
7.69%, 8/15/2036	3,050	3,141	Energy - Alternate Sources - 0.05%
Credit Acceptance Corp			Kazatomprom Natsionalnaya Atomnaya
9.13%, 2/1/2017(a)	4,850	5,268	Kompaniya AO
DTEK Finance BV			6.25%, 5/20/2015	550	583
9.50%, 4/28/2015	150	161	Power Sector Assets & Liabilities Management
E*Trade Financial Corp			Corp
7.38%, 9/15/2013	9,700	9,773	7.25%, 5/27/2019	304	350
Financiera Independencia SAB de CV			7.39%, 12/2/2024(a)	327	377
10.00%, 3/30/2015(a)	1,490	1,617		$ 1,310
Glen Meadow Pass-Through Trust			Engineering & Construction - 0.56%
6.51%, 2/12/2067(a),(e)	11,300	10,311	Alion Science and Technology Corp
GT 2005 BONDS BV			10.25%, 2/1/2015	5,310	4,328
5.00%, 7/21/2014(e)	560	532	12.00%, 11/1/2014	5,058	5,210
Icahn Enterprises LP / Icahn Enterprises Finance			Empresas ICA SAB de CV
Corp			8.90%, 2/4/2021(a)	2,800	2,912
7.75%, 1/15/2016	8,250	8,498	Odebrecht Finance Ltd
International Lease Finance Corp			6.00%, 4/5/2023(a)	1,100	1,097
6.38%, 3/25/2013	1,500	1,556		$ 13,547
6.75%, 9/1/2016(a)	1,000	1,065	Entertainment - 1.43%
7.13%, 9/1/2018(a)	1,000	1,075	Chukchansi Economic Development Authority
Macquarie PMI LLC			3.94%, 11/15/2012(a),(e)	2,000	1,600
8.38%, 12/2/2049	1,350	1,425	Diamond Resorts Corp
Man Group PLC			12.00%, 8/15/2018(a)	9,200	9,913
5.00%, 8/9/2017	2,100	1,853	Lions Gate Entertainment Inc
11.00%, 5/29/2049	3,857	4,096	10.25%, 11/1/2016(a)	2,500	2,631
MBNA Capital A			NAI Entertainment Holdings LLC
8.28%, 12/1/2026	2,175	2,242	8.25%, 12/15/2017(a)	3,700	3,996
Nuveen Investments Inc			Regal Entertainment Group
10.50%, 11/15/2015	9,800	10,204	9.13%, 8/15/2018	1,010	1,083
Old Mutual Capital Funding LP			River Rock Entertainment Authority/The
8.00%, 5/29/2049	6,730	6,696	9.75%, 11/1/2011	4,275	3,677
Pinnacle Foods Finance LLC / Pinnacle Foods			Snoqualmie Entertainment Authority
Finance Corp			4.20%, 2/1/2014(a),(e)	5,740	5,259
8.25%, 9/1/2017	2,125	2,247	9.13%, 2/1/2015(a)	4,150	4,150
Renaissance Securities Trading Ltd			Speedway Motorsports Inc
11.00%, 4/21/2016(a),(d)	505	507	6.75%, 2/1/2019(a)	1,100	1,114
Swiss Re Capital I LP			Vail Resorts Inc
6.85%, 5/29/2049(a),(e)	6,100	6,062	6.50%, 5/1/2019(a)	1,000	1,020
Vnesheconombank Via VEB Finance Ltd				$ 34,443
6.80%, 11/22/2025	375	382	Environmental Control - 0.09%
6.90%, 7/9/2020(a)	1,158	1,242	Darling International Inc
ZFS Finance USA Trust II			8.50%, 12/15/2018(a)	2,000	2,180
6.45%, 12/15/2065(a),(e)	6,000	6,285
	$ 94,282		Food - 1.37%
Electric - 0.71%			BI-LO LLC / BI-LO Finance Corp
Dominion Resources Inc/VA			9.25%, 2/15/2019(a)	4,320	4,503
7.50%, 6/30/2066	700	742	Blue Merger Sub Inc
Integrys Energy Group Inc			7.63%, 2/15/2019(a)	6,260	6,409
6.11%, 12/1/2066(e)	4,400	4,334	Bumble Bee Acquisition Corp
Majapahit Holding BV			9.00%, 12/15/2017(a)	2,020	2,116
7.75%, 1/20/2020(a)	1,730	1,998	Bumble Bee Holdco SCA
7.88%, 6/29/2037	100	111	9.63%, 3/15/2018(a)	10,920	10,265
NextEra Energy Capital Holdings Inc			JBS Finance II Ltd
7.30%, 9/1/2067(e)	200	211	8.25%, 1/29/2018(a)	550	570
NRG Energy Inc			US Foodservice
7.63%, 1/15/2018(a)	3,000	3,150	10.25%, 6/30/2015(a),(e)	8,640	9,137
8.25%, 9/1/2020	2,150	2,263		$ 33,000
PPL Capital Funding Inc			Forest Products & Paper - 0.52%
6.70%, 3/30/2067(e)	3,050	3,031	Bio Pappel SAB de CV
Star Energy Geothermal Wayang Windu Ltd			7.00%, 8/27/2016(e)	862	776
11.50%, 2/12/2015	1,075	1,243	Clearwater Paper Corp
	$ 17,083		7.13%, 11/1/2018(a)	1,100	1,144

See accompanying notes

107

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
Exopack Holding Corp			MetLife Capital Trust X
11.25%, 2/1/2014	$ 4,400 $	4,543	9.25%, 4/8/2038(a)	$ 3,600 $	4,500
Fibria Overseas Finance Ltd			Nationwide Financial Services
6.75%, 3/3/2021(a)	3,465	3,647	6.75%, 5/15/2037	13,280	12,550
7.50%, 5/4/2020	800	880	Oil Insurance Ltd
Verso Paper Holdings LLC / Verso Paper Inc			7.56%, 12/29/2049(a),(e)	3,600	3,372
8.75%, 2/1/2019(a)	1,500	1,548	Progressive Corp/The
	$ 12,538		6.70%, 6/15/2037	300	317
Hand & Machine Tools - 0.21%			Prudential Financial Inc
Thermadyne Holdings Corp			8.88%, 6/15/2038(e)	4,805	5,886
9.00%, 12/15/2017(a)	4,685	4,972	Prudential PLC
			6.50%, 6/29/2049	1,500	1,410
Healthcare - Products - 0.21%			7.75%, 12/16/2049	10,800	11,016
Biomet Inc			11.75%, 12/29/2049(e)	4,500	5,331
11.63%, 10/15/2017	2,400	2,724	Reinsurance Group of America Inc
DJO Finance LLC / DJO Finance Corp			6.75%, 12/15/2065(e)	1,700	1,675
9.75%, 10/15/2017(a)	2,110	2,226	USI Holdings Corp
	$ 4,950		4.19%, 11/15/2014(a),(b),(e)	500	484
Healthcare - Services - 0.54%			9.75%, 5/15/2015(a)	8,963	9,187
Apria Healthcare Group Inc			White Mountains Re Group Ltd
12.38%, 11/1/2014	1,350	1,466	7.51%, 5/29/2049(a),(e)	2,900	2,849
OnCure Holdings Inc			XL Group PLC
11.75%, 5/15/2017	8,500	8,840	6.50%, 12/31/2049(e)	7,045	6,693
Symbion Inc				$ 134,553
11.00%, 8/23/2015	2,955	2,837	Internet - 0.50%
	$ 13,143		GXS Worldwide Inc
Holding Companies - Diversified - 0.20%			9.75%, 6/15/2015	10,318	10,550
Susser Holdings LLC / Susser Finance Corp			Open Solutions Inc
8.50%, 5/15/2016	2,410	2,609	9.75%, 2/1/2015(a)	2,250	1,502
Votorantim Cimentos SA				$ 12,052
7.25%, 4/5/2041(a)	1,400	1,383	Investment Companies - 0.43%
Voto-Votorantim Ltd			American Capital Ltd
6.75%, 4/5/2021	685	726	7.96%, 12/31/2013(a),(e)	1,922	1,920
	$ 4,718		Offshore Group Investments Ltd
Housewares - 0.26%			11.50%, 8/1/2015	7,650	8,540
American Standard Americas				$ 10,460
10.75%, 1/15/2016(a)	5,960	6,370	Iron & Steel - 0.70%
			APERAM
Insurance - 5.57%			7.38%, 4/1/2016(a)	2,300	2,369
Aegon NV			China Oriental Group Co Ltd
3.70%, 7/29/2049(e)	1,300	990	8.00%, 8/18/2015(a)	1,225	1,292
AXA SA			CSN Resources SA
6.38%, 12/29/2049(a),(e)	6,500	5,988	6.50%, 7/21/2020(a)	1,855	1,971
Catlin Insurance Co Ltd			Evraz Group SA
7.25%, 12/31/2049(a)	16,535	15,791	6.75%, 4/27/2018(a),(d)	1,160	1,163
CNO Financial Group Inc			9.50%, 4/24/2018	3,060	3,561
9.00%, 1/15/2018(a)	2,585	2,734	Metinvest BV
Dai-ichi Life Insurance Co Ltd/The			8.75%, 2/14/2018(a)	650	697
7.25%, 12/31/2049(a),(b)	5,500	5,524	Standard Steel LLC / Standard Steel Finance Corp
Delphi Financial Group Inc			12.00%, 5/1/2015(a),(d)	5,525	5,746
7.88%, 1/31/2020	800	887		$ 16,799
Everest Reinsurance Holdings Inc			Leisure Products & Services - 0.43%
6.60%, 5/15/2037(e)	3,100	2,960	Easton-Bell Sports Inc
ING Capital Funding Trust III			9.75%, 12/1/2016	1,910	2,139
3.91%, 12/31/2049(e)	1,500	1,448	Sabre Holdings Corp
ING Groep NV			8.35%, 3/15/2016(e)	3,905	3,808
5.78%, 12/8/2049	3,000	2,805	Travelport LLC
Ironshore Holdings US Inc			9.88%, 9/1/2014	1,995	1,885
8.50%, 5/15/2020(a)	6,170	6,803	11.88%, 9/1/2016	2,865	2,528
Liberty Mutual Group Inc				$ 10,360
7.00%, 3/15/2037(a),(e)	300	295	Lodging - 1.15%
7.80%, 3/15/2037(a)	7,301	7,411	Boyd Gaming Corp
10.75%, 6/15/2058(a),(e)	4,650	6,324	6.75%, 4/15/2014	3,200	3,200
Liberty Mutual Insurance Co			Caesars Entertainment Operating Co Inc
7.70%, 10/15/2097(a)	2,810	2,615	10.00%, 12/15/2018	8,100	7,604
Lincoln National Corp			12.75%, 4/15/2018(a)	1,000	1,020
7.00%, 5/17/2066(e)	4,100	4,239
MetLife Capital Trust IV
7.88%, 12/15/2037(a)	2,200	2,469

See accompanying notes 108

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Miscellaneous Manufacturing (continued)
CityCenter Holdings LLC / CityCenter Finance			Griffon Corp
Corp			7.13%, 4/1/2018(a)	$ 4,550 $	4,715
7.63%, 1/15/2016(a)	$ 2,500 $	2,606	Polymer Group Inc
MGM Resorts International			7.75%, 2/1/2019(a)	1,030	1,071
11.38%, 3/1/2018	3,750	4,275	RBS Global Inc / Rexnord LLC
Seminole Hard Rock Entertainment Inc			8.50%, 5/1/2018	2,050	2,224
2.81%, 3/15/2014(a),(e)	1,300	1,271		$ 10,150
Sugarhouse HSP Gaming Prop Mezz LP /			Mortgage Backed Securities - 3.40%
Sugarhouse HSP Gaming Finance Corp			Banc of America Commercial Mortgage Inc
8.63%, 4/15/2016(a),(d)	2,750	2,812	4.73%, 7/10/2043(e)	1,500	1,558
Wynn Las Vegas LLC / Wynn Las Vegas Capital			4.99%, 7/10/2042	1,030	1,065
Corp			5.17%, 9/10/2047	52	52
7.75%, 8/15/2020	4,600	5,025	Banc of America Large Loan Inc
	$ 27,813		5.80%, 5/24/2017(a),(e)	1,000	1,020
Machinery - Diversified - 0.49%			BCRR Trust
Case New Holland Inc			5.86%, 12/15/2043(a)	2,000	2,101
7.88%, 12/1/2017(a)	1,760	1,967	Citigroup Commercial Mortgage Trust
CPM Holdings Inc			5.32%, 12/17/2049(a)	746	751
10.87%, 9/1/2014(a),(e)	8,960	9,777	5.89%, 6/10/2017(e)	1,000	1,043
	$ 11,744		6.29%, 12/10/2049(e)	300	323
Media - 0.72%			Citigroup/Deutsche Bank Commercial Mortgage
Bresnan Broadband Holdings LLC			Trust
8.00%, 12/15/2018(a)	1,800	1,913	0.34%, 11/15/2044(a),(e)	66,084	437
Cablevision Systems Corp			5.89%, 11/15/2044	2,493	2,762
8.00%, 4/15/2020	2,100	2,310	Commercial Mortgage Pass Through Certificates
CCO Holdings LLC / CCO Holdings Capital Corp			5.48%, 7/10/2037(e)	1,500	1,371
7.00%, 1/15/2019(a)	2,500	2,612	6.01%, 12/10/2049(e)	3,000	3,336
8.13%, 4/30/2020	2,000	2,225	Credit Suisse First Boston Mortgage Securities
DCP LLC / DCP Corp			Corp
10.75%, 8/15/2015(a)	3,960	3,802	1.15%, 1/15/2037(a),(e)	49,578	1,183
Kabel BW Erste Beteiligungs GmbH / Kabel			4.82%, 10/15/2039	1,500	1,496
Baden-Wurttemberg GmbH & Co KG			4.96%, 1/15/2037(a)	2,500	2,482
7.50%, 3/15/2019(a)	4,460	4,571	5.10%, 8/15/2038	1,500	1,468
	$ 17,433		Credit Suisse Mortgage Capital Certificates
Metal Fabrication & Hardware - 0.13%			0.15%, 9/15/2040(a),(e)	78,597	487
Atkore International Inc			5.38%, 11/15/2016(a)	400	431
9.88%, 1/1/2018(a)	2,800	3,045	5.72%, 2/15/2039(e)	2,500	2,522
			5.72%, 2/15/2039(e)	5,200	3,922
Mining - 1.49%			FHLMC Multifamily Structured Pass Through
Aleris International Inc			Certificates
7.63%, 2/15/2018(a)	1,425	1,461	1.69%, 8/25/2020(e)	32,834	3,005
ALROSA Finance SA			2.29%, 1/25/2041(d),(e)	15,805	2,250
7.75%, 11/3/2020(a)	4,475	4,822	2.66%, 12/25/2020(e)	18,309	2,930
AngloGold Ashanti Holdings PLC			4.60%, 11/25/2044	1,800	493
5.38%, 4/15/2020	1,055	1,085	Greenwich Capital Commercial Funding Corp
Gold Fields Orogen Holding BVI Ltd			5.53%, 2/10/2017	4,000	3,180
4.88%, 10/7/2020(a)	1,640	1,583	5.87%, 12/10/2049(e)	2,000	2,039
Midwest Vanadium Pty Ltd			GS Mortgage Securities Corp II
11.50%, 2/15/2018(a)	9,180	9,524	5.37%, 8/17/2016(a)	400	396
Mirabela Nickel Ltd			JP Morgan Chase Commercial Mortgage Securities
8.75%, 4/15/2018(a)	2,230	2,280	Corp
Noranda Aluminum Acquisition Corp			0.68%, 2/15/2051(e)	256,828	3,136
5.19%, 5/15/2015(e)	553	538	2.28%, 8/5/2020(a),(e)	12,977	1,750
Novelis Inc/GA			4.99%, 9/12/2037	200	197
8.38%, 12/15/2017	3,060	3,381	5.31%, 1/15/2049	803	818
Southern Copper Corp			5.34%, 5/15/2047	1,000	1,013
6.75%, 4/16/2040	2,190	2,147	5.44%, 5/15/2045(e)	3,000	3,138
Vale Overseas Ltd			5.93%, 2/12/2049(e)	150	165
4.63%, 9/15/2020	1,815	1,796	LB-UBS Commercial Mortgage Trust
5.63%, 9/15/2019	2,260	2,405	0.26%, 9/15/2040(a),(e)	82,123	1,188
6.25%, 1/11/2016	550	620	0.65%, 9/15/2037(a),(e)	49,261	443
6.88%, 11/21/2036	1,010	1,085	0.73%, 2/17/2040(e)	18,238	264
6.88%, 11/10/2039	525	568	5.00%, 1/15/2036	1,000	912
Vedanta Resources PLC			5.41%, 9/15/2039(e)	2,030	2,152
9.50%, 7/18/2018	2,445	2,732	7.70%, 7/15/2032	238	238
	$ 36,027		Merrill Lynch Mortgage Trust
Miscellaneous Manufacturing - 0.42%			5.78%, 8/12/2016	2,500	2,623
Amsted Industries Inc
8.13%, 3/15/2018(a)	2,000	2,140

See accompanying notes 109

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Merrill Lynch/Countrywide Commercial Mortgage			Quicksilver Resources Inc
Trust			7.13%, 4/1/2016	$ 5,425 $	5,411
0.66%, 9/12/2049(e)	$ 31,041 $	527	Reliance Holdings USA Inc
5.42%, 8/12/2048	345	339	4.50%, 10/19/2020	1,200	1,135
5.48%, 7/12/2046(e)	2,000	1,931	6.25%, 10/19/2040	1,500	1,428
5.53%, 3/12/2051	3,000	2,955	SandRidge Energy Inc
5.64%, 11/12/2016	250	265	7.50%, 3/15/2021(a)	8,700	9,157
Morgan Stanley Capital I			8.00%, 6/1/2018(a)	2,775	2,935
5.24%, 12/15/2041(a),(e)	1,750	1,771	TNK-BP Finance SA
5.45%, 10/28/2033(a)	124	121	7.25%, 2/2/2020(a)	4,465	4,900
5.62%, 6/12/2012	750	770	Zhaikmunai LLP
Morgan Stanley Reremic Trust			10.50%, 10/19/2015	650	696
4.97%, 4/15/2040(a)	850	837		$ 63,319
10.24%, 12/17/2043(a),(e)	1,500	1,574	Oil & Gas Services - 0.50%
Prudential Mortgage Capital Funding LLC			Exterran Holdings Inc
7.40%, 5/10/2034(a),(e)	800	799	7.25%, 12/1/2018(a)	3,850	4,004
RBSCF Trust			Frac Tech Services LLC / Frac Tech Finance Inc
4.82%, 4/15/2015(a),(e)	150	157	7.13%, 11/15/2018(a)	1,815	1,933
5.31%, 3/16/2012(a)	1,000	1,018	SESI LLC
5.99%, 7/17/2014(a),(e)	150	159	6.38%, 5/1/2019(a)	2,000	2,020
Wachovia Bank Commercial Mortgage Trust			Thermon Industries Inc
0.65%, 6/15/2035(a),(e)	22,819	546	9.50%, 5/1/2017	3,845	4,133
5.34%, 11/15/2048	3,348	3,468		$ 12,090
5.37%, 11/15/2048	200	191	Packaging & Containers - 0.62%
5.38%, 12/15/2043(e)	2,000	1,968	Pregis Corp
Wells Fargo Commercial Mortgage Trust			12.38%, 10/15/2013	11,561	11,417
0.67%, 11/15/2020(a),(e)	13,678	523	Pretium Packaging LLC / Pretium Finance Inc
	$ 82,059		11.50%, 4/1/2016(a)	3,350	3,442
Office & Business Equipment - 0.40%				$ 14,859
CDW LLC / CDW Finance Corp			Pharmaceuticals - 0.64%
8.00%, 12/15/2018(a)	6,000	6,390	BioScrip Inc
Xerox Capital Trust I			10.25%, 10/1/2015	9,385	9,385
8.00%, 2/1/2027	3,274	3,322	Elan Finance PLC / Elan Finance Corp
	$ 9,712		8.88%, 12/1/2013	2,000	2,080
Oil & Gas - 2.62%			Endo Pharmaceuticals Holdings Inc
Afren PLC			7.00%, 12/15/2020(a)	1,850	1,896
11.50%, 2/1/2016(a)	1,635	1,754	Giant Funding Corp
Berry Petroleum Co			8.25%, 2/1/2018(a)	1,965	2,039
6.75%, 11/1/2020	1,100	1,141		$ 15,400
Continental Resources Inc/OK			Pipelines - 0.59%
7.38%, 10/1/2020	1,500	1,616	Crestwood Midstream Partners LP / Crestwood
Ecopetrol SA			Midstream Finance Corp
7.63%, 7/23/2019	490	576	7.75%, 4/1/2019(a)	7,725	7,783
Gazprom OAO Via Gaz Capital SA			Energy Transfer Equity LP
6.51%, 3/7/2022	1,995	2,105	7.50%, 10/15/2020	3,000	3,285
7.29%, 8/16/2037(a)	3,670	3,950	TransCanada PipeLines Ltd
9.25%, 4/23/2019(a)	2,705	3,375	6.35%, 5/15/2067(e)	3,000	3,056
KazMunayGas National Co				$ 14,124
6.38%, 4/9/2021(a)	2,355	2,455
7.00%, 5/5/2020(a)	2,110	2,291	Real Estate - 0.69%
			Agile Property Holdings Ltd
11.75%, 1/23/2015	200	250	8.88%, 4/28/2017	405	415
Lukoil International Finance BV			Country Garden Holdings Co
7.25%, 11/5/2019(a)	2,295	2,533
			10.50%, 8/11/2015	815	864
Novatek Finance Ltd			11.13%, 2/23/2018(a)	1,925	2,016
6.60%, 2/3/2021(a)	1,750	1,842
			Franshion Development Ltd
Pemex Project Funding Master Trust			6.75%, 4/15/2021(a)	400	397
6.63%, 6/15/2035	415	421	Kennedy-Wilson Inc
Petrobras International Finance Co - Pifco			8.75%, 4/1/2019(a)	11,375	11,631
5.75%, 1/20/2020	3,105	3,226	Longfor Properties Co Ltd
6.88%, 1/20/2040	438	461	9.50%, 4/7/2016(a)	990	1,025
7.88%, 3/15/2019	945	1,115	Shimao Property Holdings Ltd
Petroleos de Venezuela SA			9.65%, 8/3/2017	400	386
5.00%, 10/28/2015	1,368	915		$ 16,734
5.25%, 4/12/2017	3,655	2,248	Regional Authority - 0.18%
5.38%, 4/12/2027	2,585	1,232	Provincia de Buenos Aires
Petroleos Mexicanos			10.88%, 1/26/2021	2,950	2,785
5.50%, 1/21/2021	3,235	3,314	11.75%, 10/5/2015(a)	150	156
8.00%, 5/3/2019	692	837

See accompanying notes

110

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Regional Authority (continued)			Sovereign (continued)
Provincia de Cordoba			Indonesia Government International Bond
12.38%, 8/17/2017(a)	$ 1,445 $	1,507	(continued)
	$ 4,448		11.63%, 3/4/2019(a)	$ 850 $	1,239
Retail - 1.68%			Lithuania Government International Bond
Burlington Coat Factory Warehouse Corp			7.38%, 2/11/2020	2,160	2,446
10.00%, 2/15/2019(a)	9,710	9,928	Mexico Government International Bond
CKE Restaurants Inc			5.63%, 1/15/2017	3,126	3,485
11.38%, 7/15/2018	6,650	7,415	5.95%, 3/19/2019	2,829	3,178
CVS Caremark Corp			6.05%, 1/11/2040	1,758	1,824
6.30%, 6/1/2037(e)	1,000	990	6.63%, 3/3/2015	1,745	2,004
Dunkin Finance Corp			Peruvian Government International Bond
9.63%, 12/1/2018(a)	5,828	5,945	5.63%, 11/18/2050	320	282
Liz Claiborne Inc			7.13%, 3/30/2019	3,510	4,072
10.50%, 4/15/2019(a)	5,425	5,534	8.75%, 11/21/2033	431	554
Rite Aid Corp			Philippine Government International Bond
9.50%, 6/15/2017	11,650	10,776	4.00%, 1/15/2021	175	167
	$ 40,588		5.50%, 3/30/2026	2,000	1,992
Savings & Loans - 0.16%			6.38%, 1/15/2032	329	350
M&T Capital Trust III			6.38%, 10/23/2034	702	750
9.25%, 2/1/2027	1,800	1,849	Republic of Indonesia
Sovereign Capital Trust VI			4.88%, 5/5/2021(a),(f)	1,635	1,635
7.91%, 6/13/2036	1,900	1,950	Russian Foreign Bond - Eurobond
			3.63%, 4/29/2015(a)	1,500	1,518
	$ 3,799		5.00%, 4/29/2020(a)	1,200	1,215
Semiconductors - 0.12%			7.50%, 3/31/2030(a)	7,941	9,271
Freescale Semiconductor Inc
9.25%, 4/15/2018(a)	2,500	2,775	South Africa Government International Bond
			5.50%, 3/9/2020	915	972
Shipbuilding - 0.21%			6.50%, 6/2/2014	239	266
Huntington Ingalls Industries Inc			6.88%, 5/27/2019	500	582
6.88%, 3/15/2018(a)	2,100	2,210	Turkey Government International Bond
7.13%, 3/15/2021(a)	2,750	2,895	5.63%, 3/30/2021	1,085	1,126
	$ 5,105		6.88%, 3/17/2036	1,870	2,047
Software - 0.83%			7.25%, 3/15/2015	1,145	1,309
Aspect Software Inc			Venezuela Government International Bond
10.63%, 5/15/2017(a)	9,461	10,100	5.75%, 2/26/2016	2,985	2,291
First Data Corp			6.00%, 12/9/2020	1,852	1,107
10.55%, 9/24/2015	9,422	9,846	8.25%, 10/13/2024	4,770	3,029
	$ 19,946		8.50%, 10/8/2014	1,430	1,351
			9.38%, 1/13/2034	300	205
Sovereign - 3.49%				$ 84,170
Argentina Bonos
7.00%, 10/3/2015	4,595	4,381	Storage & Warehousing - 0.07%
Argentine Republic Government International			Mobile Mini Inc
			7.88%, 12/1/2020(a)	1,500	1,594
Bond
8.28%, 12/31/2033	9,549	8,499
Banco Nacional de Desenvolvimento Economico e			Telecommunications - 2.01%
Social			America Movil SAB de CV
5.50%, 7/12/2020	370	375	5.00%, 3/30/2020	425	443
6.50%, 6/10/2019	435	477	5.00%, 3/30/2020	2,345	2,446
Brazilian Government International Bond			5.63%, 11/15/2017	1,985	2,239
5.63%, 1/7/2041	1,315	1,315	6.38%, 3/1/2035	745	811
5.88%, 1/15/2019	4,983	5,596	Avaya Inc
			7.00%, 4/1/2019(a)	4,975	4,925
6.00%, 1/17/2017	1,325	1,507

7.88%, 3/7/2015	2,265	2,724	Bakrie Telecom Pte Ltd
8.25%, 1/20/2034	1,005	1,337	11.50%, 5/7/2015 (a)	565	602
10.13%, 5/15/2027	606	918	11.50%, 5/7/2015	500	533
Colombia Government International Bond			Buccaneer Merger Sub Inc
			9.13%, 1/15/2019(a)	4,260	4,569
6.13%, 1/18/2041	554	582
7.38%, 3/18/2019	1,735	2,108	Clearwire Communications LLC/Clearwire
11.75%, 2/25/2020	101	155	Finance Inc
			12.00%, 12/1/2015(a)	4,600	4,991
Croatia Government International Bond			12.00%, 12/1/2015(a)	1,600	1,740
6.38%, 3/24/2021(a)	1,400	1,424
El Salvador Government International Bond			Cleveland Unlimited Inc
			0.00%, 7/15/2011(a),(c),(e)	250	175
7.63%, 2/1/2041(a)	1,325	1,318
Hungary Government International Bond			CommScope Inc
			8.25%, 1/15/2019(a)	2,400	2,526
6.38%, 3/29/2021	218	226

Indonesia Government International Bond			Digicel Group Ltd
5.88%, 3/13/2020(a)	370	403	9.13%,1/15/2015 (a)	1,125	1,170
6.63%, 2/17/2037(a)	505	558	Level 3 Financing Inc
			10.00%, 2/1/2018	1,500	1,620

See accompanying notes

111

Schedule of Investments
Global Diversified Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	3.04%	(000's) Value (000's)
Telecommunications (continued)			Advertising - 0.07%
MTS International Funding Ltd			Advantage Sales & Marketing LLC, Term Loan
8.63%, 6/22/2020(a)	$ 3,020	$ 3,439	9.25%, 5/17/2018(e)	$ 1,550 $	1,584
Telcordia Technologies Inc
11.00%, 5/1/2018(a)	7,040	7,929	Coal - 0.19%
Telemar Norte Leste SA			Activant Group Inc, Term Loan
5.50%, 10/23/2020(a)	4,800	4,680	0.00%, 10/4/2011(d),(e),(g)	4,500	4,500
Vimpel Communications Via VIP Finance Ireland
Ltd OJSC			Commercial Services - 0.50%
7.75%, 2/2/2021(a)	925	976	Emergency Medical Services Corp, Bridge Loan
8.38%, 4/30/2013(a)	100	109	0.00%, 8/19/2011(d),(e),(g),(h)	5,850	5,850
9.13%, 4/30/2018(a)	2,245	2,576	NCO Group Inc, Term Loan
		$ 48,499	8.00%, 11/12/2013(e)	1,680	1,662
Textiles - 0.13%			Rural/Metro Corp, Bridge Loan
Empire Today LLC / Empire Today Finance Corp			0.00%, 9/28/2011(d),(e),(g),(h)	2,500	2,500
11.38%, 2/1/2017(a)	2,900	3,089	Wyle Services Corp, Term Loan B
			7.75%, 3/28/2016(e)	1,956	1,957
Transportation - 1.95%				$ 11,969
ACL I Corp			Diversified Financial Services - 0.22%
10.63%, 2/15/2016(a)	6,820	6,939	AGFS Funding Co, Term Loan
BLT Finance BV			7.25%, 4/21/2015(e)	2,250	2,251
7.50%, 5/15/2014	1,520	1,310	BNY ConvergEx Group LLC, Term Loan
BNSF Funding Trust I			5.25%, 12/30/2016(e)	2,993	3,016
6.61%, 12/15/2055(e)	1,000	1,039		$ 5,267
CEVA Group PLC			Electric - 0.01%
8.38%, 12/1/2017(a)	2,150	2,225	Texas Competitive Electric Holdings Co LLC,
11.50%, 4/1/2018(a)	550	600	Term Loan
11.63%, 10/1/2016(a)	6,950	7,689	3.73%, 10/10/2017(e)	470	376
Florida East Coast Railway Corp
8.13%, 2/1/2017(a)	3,520	3,731	Healthcare - Products - 0.09%
Inversiones Alsacia SA			Carestream Health Inc, Term Loan
8.00%, 8/18/2018(a)	2,100	2,010	5.00%, 2/25/2017(e)	2,278	2,133
Kazakhstan Temir Zholy Finance BV
6.38%, 10/6/2020(a)	745	775	Healthcare - Services - 0.14%
Marquette Transportation Co / Marquette			Smile Brands Group Inc, Term Loan
Transportation Finance Corp			7.00%, 12/14/2017(e)	3,491	3,491
10.88%, 1/15/2017	345	358
Quality Distribution LLC / QD Capital Corp			Holding Companies - Diversified - 0.27%
9.88%, 11/1/2018(a)	9,500	9,880	Pittsburgh Holdings Gaming LP, Term Loan
RZD Capital Ltd			12.00%, 6/30/2015(e)	3,950	4,202
5.74%, 4/3/2017	845	884	Travelport Holdings Ltd, Term Loan
United Maritime Group LLC / United Maritime			8.31%, 3/27/2012(e)	2,807	2,313
Group Finance Corp				$ 6,515
11.75%, 6/15/2015	9,150	9,562	Insurance - 0.04%
		$ 47,002	CNO Financial Group Inc, Term Loan
Trucking & Leasing - 0.09%			7.50%, 12/31/2016(e)	867	870
AWAS Aviation Capital Ltd
7.00%, 10/15/2016(a)	2,142	2,185	Internet - 0.10%
			Level 3 Financing Inc, Bridge Loan
TOTAL BONDS		$ 1,410,739	0.00%, 4/21/2012(d),(e),(g),(h)	2,500	2,500
	Principal
	Amount		Lodging - 0.32%
CONVERTIBLE BONDS - 0.15%	(000's)	Value (000's)	Caesars Entertainment Operating Co Inc, Term
Agriculture - 0.00%			Loan
Vector Group Ltd			9.50%, 10/31/2016(e)	494	523
5.75%, 6/15/2026	70	83	MGM Mirage, Term Loan
			7.00%, 2/21/2014(e)	7,271	7,192
Telecommunications - 0.15%				$ 7,715
Clearwire Communications LLC / Clearwire			Media - 0.10%
Finance Inc			Education Media and Publishing Group, Term
8.25%, 12/1/2040(a)	3,405	3,541	Loan
			6.03%, 6/12/2014(e)	2,479	2,394
TOTAL CONVERTIBLE BONDS		$ 3,624
			Retail - 0.12%
			Guitar Center Inc, Term Loan
			5.56%, 4/9/2017(e)	3,000	2,879

			Software - 0.41%
			Attachmate Corp, Term Loan
			6.50%, 2/25/2017(e)	2,000	1,999

See accompanying notes

112

     Schedule of Investments Global Diversified Income Fund April 30, 2011 (unaudited)

(e) Variable Rate. Rate shown is in effect at April 30, 2011.
(f) Security purchased on a when-issued basis.
	Principal		(g)	This Senior Floating Rate Note will settle after April 30, 2011, at which
SENIOR FLOATING RATE INTERESTS	Amount		time the interest rate will be determined.
(continued)	(000's)	Value (000's)	(h)	All or a portion of the loan is unfunded. See Notes to Financial Statements
Software (continued)			for additional information.
Hyland Software Inc, Term Loan
5.75%, 12/19/2016(e)	$ 1,496	$ 1,497
Merrill Corp, Term Loan
7.50%, 12/24/2012(e)	1,541	1,538	Unrealized Appreciation (Depreciation)
Sophos Inc, Term Loan B			The net federal income tax unrealized appreciation (depreciation) and federal tax
7.75%, 6/15/2016(e)	2,933	2,943	cost of investments held as of the period end were as follows:
Sunquest Information, Term Loan
6.25%, 12/16/2016(e)	2,000	2,020	Unrealized Appreciation	$ 141,245
		$ 9,997	Unrealized Depreciation	(10,231)
Telecommunications - 0.37%			Net Unrealized Appreciation (Depreciation)	$ 131,014
Intelsat Jackson Holdings SA, Term Loan			Cost for federal income tax purposes	$ 2,233,268
5.25%, 4/6/2018(e)	5,000	5,044	All dollar amounts are shown in thousands (000's)
Syniverse Holdings Inc, Term Loan
5.25%, 12/21/2017(e)	1,995	2,013	Portfolio Summary (unaudited)
Telx Group Inc, Term Loan B			Country	Percent
6.50%, 6/17/2015(e)	1,985	1,980	United States	64 .66%
		$ 9,037	United Kingdom	4 .79%
Trucking & Leasing - 0.09%			France	2 .44%
AWAS Aviation Capital Ltd, Term Loan			Luxembourg	2 .04%
7.75%, 6/10/2016(e)	2,170	2,217	Netherlands	1 .73%
			Australia	1 .71%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 73,444	Mexico	1 .64%
	Maturity		Cayman Islands	1 .58%
	Amount		Bermuda	1 .51%
REPURCHASE AGREEMENTS - 1.57%	(000's)	Value (000's)	Jersey, Channel Islands	1 .45%
Banks - 1.57%			Canada	1 .35%
Investment in Joint Trading Account; Credit Suisse $	7,649	$ 7,650	Ireland	1 .22%
Repurchase Agreement; 0.03% dated			Hong Kong	1 .18%
04/29/11 maturing 05/02/11 (collateralized by			Germany	1 .15%
US Treasury Strips; $7,802,269; 0.00%; dated			Brazil	1 .15%
08/15/14 - 08/15/37)			Japan	1 .01%
Investment in Joint Trading Account; Deutsche	11,354	11,355	Argentina	0 .71%
Bank Repurchase Agreement; 0.03% dated			Singapore	0 .61%
04/29/11 maturing 05/02/11 (collateralized by			Spain	0 .61%
Sovereign Agency Issues; $11,581,491;			Russian Federation	0 .58%
0.00% - 4.38%; dated 09/15/12 - 10/15/29)			Venezuela	0 .53%
Investment in Joint Trading Account; JP Morgan	4,183	4,183	India	0 .47%
Repurchase Agreement; 0.02% dated			Peru	0 .37%
04/29/11 maturing 05/02/11 (collateralized by			Kazakhstan	0 .30%
Sovereign Agency Issues; $4,266,866; 0.00%			Turkey	0 .26%
- 9.80%; dated 06/15/11 - 09/26/19)			Switzerland	0 .22%
Investment in Joint Trading Account; Merrill	10,493	10,493	Sweden	0 .21%
Lynch Repurchase Agreement; 0.03% dated			Indonesia	0 .21%
04/29/11 maturing 05/02/11 (collateralized by			Taiwan, Province Of China	0 .20%
Sovereign Agency Issues; $10,702,371;			South Africa	0 .20%
0.00% - 8.13%; dated 05/11/11 - 09/15/39)			Guernsey	0 .17%
Investment in Joint Trading Account; Morgan	4,183	4,182	Colombia	0 .16%
Stanley Repurchase Agreement; 0.02% dated			Philippines	0 .16%
04/29/11 maturing 05/02/11 (collateralized by			Italy	0 .16%
Sovereign Agency Issues; $4,266,866; 1.11%			Finland	0 .16%
- 2.38%; dated 06/22/12 - 07/28/15)			Virgin Islands, British	0 .14%
		$ 37,863	China	0 .12%
TOTAL REPURCHASE AGREEMENTS		$ 37,863	Norway	0 .12%
Total Investments		$ 2,364,282	Korea, Republic Of	0 .12%
			Lithuania	0 .10%
Other Assets in Excess of Liabilities, Net - 2.05%		$ 49,385	Chile	0 .08%
TOTAL NET ASSETS - 100.00%		$ 2,413,667	Cyprus	0 .06%
			Croatia	0 .06%
(a)	Security exempt from registration under Rule 144A of the Securities Act of		El Salvador	0 .06%
1933. These securities may be resold in transactions exempt from			Isle of Man	0 .05%
registration, normally to qualified institutional buyers. Unless otherwise			Belgium	0 .03%
indicated, these securities are not considered illiquid. At the end of the			Malaysia	0 .03%
period, the value of these securities totaled $792,064 or 32.82% of net			Poland	0 .03%
assets.			Thailand	0 .03%
(b) Security is Illiquid			Greece	0 .01%
(c) Non-Income Producing Security			Hungary	0 .01%
(d)	Market value is determined in accordance with procedures established in		Other Assets in Excess of Liabilities, Net	2 .05%
good faith by the Board of Directors. At the end of the period, the value of			TOTAL NET ASSETS	100.00%
these securities totaled $33,650 or 1.39% of net assets.

See accompanying notes

113

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 98.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.83%			REITS (continued)
Corrections Corp of America (a)	60,276 $	1,500	Land Securities Group PLC	225,932 $	2,962
			LaSalle Hotel Properties	51,826	1,458
Diversified Financial Services - 0.99%			LTC Properties Inc	24,600	724
ARA Asset Management Ltd (b)	1,243,000	1,787	Mirvac Group	1,588,667	2,212
			Mori Trust Sogo Reit Inc	102	1,032
Holding Companies - Diversified - 2.14%			Nippon Building Fund Inc	219	2,200
Wharf Holdings Ltd	529,258	3,871	Northern Property Real Estate Investment Trust	36,625	1,149
			ProLogis	270,800	4,411
Lodging - 1.60%			PS Business Parks Inc	9,847	593
Shangri-La Asia Ltd	370,000	1,032	Public Storage Inc	38,204	4,482
Starwood Hotels & Resorts Worldwide Inc	31,375	1,869	Ramco-Gershenson Properties Trust	60,214	776
	$ 2,901		RioCan Real Estate Investment Trust	21,350	572
Real Estate - 26.40%			Saul Centers Inc	25,000	1,095
Allgreen Properties Ltd	2,113,000	2,037	Shaftesbury PLC	114,872	984
Atrium European Real Estate Ltd	100,946	691	Simon Property Group Inc	77,518	8,879
Brookfield Office Properties Inc	87,600	1,733	SL Green Realty Corp	36,346	3,000
CapitaLand Ltd	1,060,868	2,947	Societe de la Tour Eiffel	10,268	1,030
Castellum AB	115,611	1,793	Stockland	746,550	3,093
CB Richard Ellis Group Inc (a)	37,638	1,005	Tishman Speyer Office Fund (a)	1,410,486	982
China Overseas Grand Oceans Group Ltd	715,000	1,013	Unibail-Rodamco SE	20,470	4,789
China Overseas Land & Investment Ltd	482,000	927	United Urban Investment Corp	985	1,234
China Resources Land Ltd	1,079,000	1,862	Ventas Inc	17,746	993
Conwert Immobilien Invest SE	51,408	904	Vornado Realty Trust	50,964	4,927
Filinvest Land Inc	30,138,000	894	Westfield Group	403,686	3,991
FKP Property Group	2,246,327	1,920	Workspace Group PLC	1,357,030	657
Hang Lung Properties Ltd	278,000	1,239		$ 119,350
Henderson Land Development Co Ltd	109,200	747	Storage & Warehousing - 0.37%
Hongkong Land Holdings Ltd	479,053	3,588	Safestore Holdings PLC	261,765	673
Jones Lang LaSalle Inc	17,837	1,826
KWG Property Holding Ltd	1,647,983	1,190	TOTAL COMMON STOCKS	$ 177,918
Mitsubishi Estate Co Ltd	277,877	4,823	Total Investments	$ 177,918
Mitsui Fudosan Co Ltd	245,193	4,187	Other Assets in Excess of Liabilities, Net - 1.81%	$ 3,284
New World Development Ltd	1,402,700	2,460	TOTAL NET ASSETS - 100.00%	$ 181,202
Sponda OYJ	259,685	1,531
Sumitomo Realty & Development Co Ltd	145,947	2,989
Sun Hung Kai Properties Ltd	354,087	5,530	(a) Non-Income Producing Security
	$ 47,836		(b)	Security exempt from registration under Rule 144A of the Securities Act of
REITS - 65.86%			1933. These securities may be resold in transactions exempt from
American Assets Trust Inc	65,301	1,442	registration, normally to qualified institutional buyers. Unless otherwise
Apartment Investment & Management Co	97,100	2,618	indicated, these securities are not considered illiquid. At the end of the
Astro Japan Property Group	317,606	1,086	period, the value of these securities totaled $1,787 or 0.99% of net assets.
AvalonBay Communities Inc	30,412	3,851
Beni Stabili SpA	671,257	760
Boardwalk Real Estate Investment Trust	23,900	1,218	Unrealized Appreciation (Depreciation)
Boston Properties Inc	49,544	5,179	The net federal income tax unrealized appreciation (depreciation) and federal tax
British Land Co PLC	86,728	870	cost of investments held as of the period end were as follows:
Canadian Real Estate Investment Trust	63,075	2,233
CapLease Inc	196,445	1,100	Unrealized Appreciation	$ 16,302
Colonial Properties Trust	80,394	1,701	Unrealized Depreciation		(2,161)
Digital Realty Trust Inc	45,465	2,743	Net Unrealized Appreciation (Depreciation)	$ 14,141
Dundee Real Estate Investment Trust	39,300	1,373	Cost for federal income tax purposes	$ 163,777
DuPont Fabros Technology Inc	56,141	1,373	All dollar amounts are shown in thousands (000's)
Education Realty Trust Inc	105,735	900
Entertainment Properties Trust	38,800	1,847
Equity Lifestyle Properties Inc	16,803	1,006
Equity One Inc	65,400	1,296
Equity Residential	90,286	5,392
Essex Property Trust Inc	9,047	1,226
Eurocommercial Properties NV	29,809	1,532
Frasers Commercial Trust	2,207,600	1,443
Fukuoka REIT Co	89	661
Gecina SA	12,530	1,807
Glimcher Realty Trust	190,369	1,818
Goodman Group	2,489,412	1,937
Great Portland Estates PLC	251,267	1,767
Hammerson PLC	228,171	1,792
HCP Inc	39,234	1,554
Hersha Hospitality Trust	167,577	995
Host Hotels & Resorts Inc	205,152	3,650
ICADE	14,448	1,853
Japan Retail Fund Investment Corp	683	1,102

See accompanying notes

114

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		43 .58%
Hong Kong		12 .95%
Japan		10 .05%
Australia		8 .40%
United Kingdom		5 .35%
France		5 .23%
Singapore		4 .54%
Canada		3 .61%
Sweden		0 .99%
Finland		0 .85%
Netherlands		0 .85%
Austria		0 .50%
Philippines		0 .49%
Italy		0 .42%
Jersey, Channel Islands		0 .38%
Other Assets in Excess of Liabilities, Net		1 .81%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/16/2011	5,906,232 $	6,248	$ 6,462	$ 214
	Markets
British Pound	State Street Financial Global	05/16/2011	690,184	1,123	1,152	29
	Markets
Canadian Dollar	State Street Financial Global	05/16/2011	143,558	149	152	3
	Markets
Euro	State Street Financial Global	05/16/2011	1,298,647	1,881	1,923	42
	Markets
Hong Kong Dollar	State Street Financial Global	05/16/2011	42,220,420	5,433	5,437	4
	Markets
Japanese Yen	State Street Financial Global	05/16/2011	32,640,614	392	402	10
	Markets
New Israeli Sheqel	State Street Financial Global	05/16/2011	54,681	16	16	—
	Markets
New Zealand Dollar	State Street Financial Global	05/16/2011	196,294	154	159	5
	Markets
Norwegian Krone	State Street Financial Global	05/16/2011	902,142	165	172	7
	Markets
Singapore Dollar	State Street Financial Global	05/16/2011	690,985	550	565	15
	Markets
Swedish Krona	State Street Financial Global	05/16/2011	410,367	66	68	2
	Markets
Swiss Franc	State Street Financial Global	05/16/2011	1,363,026	1,520	1,576	56
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/16/2011	6,502,792 $	6,833	$ 7,115	$ (282)
	Markets
British Pound	State Street Financial Global	05/16/2011	213,491	351	357	(6)
	Markets
Canadian Dollar	State Street Financial Global	05/16/2011	22,009	23	23	—
	Markets
Euro	State Street Financial Global	05/16/2011	1,288,856	1,865	1,908	(43)
	Markets
Hong Kong Dollar	State Street Financial Global	05/16/2011	22,254,312	2,867	2,866	1
	Markets
Japanese Yen	State Street Financial Global	05/16/2011	204,816,050	2,483	2,525	(42)
	Markets
New Zealand Dollar	State Street Financial Global	05/16/2011	184	—	—	—
	Markets
Philippine Peso	State Street Financial Global	05/16/2011	33,641,729	775	785	(10)
	Markets
Singapore Dollar	State Street Financial Global	05/16/2011	512,572	412	419	(7)
	Markets
Swedish Krona	State Street Financial Global	05/16/2011	372,577	59	62	(3)
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes

115

     Schedule of Investments Government & High Quality Bond Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.50%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.89%			Mortgage Backed Securities (continued)
AmeriCredit Automobile Receivables Trust			Fannie Mae Interest Strip
1.18%, 05/06/2012	$ 4,014	$ 4,023	7.00%, 04/01/2024(a)	$ 188	$ 45
2.19%, 02/08/2016	3,000	3,021	Freddie Mac
Santander Drive Auto Receivables Trust			1.15%, 02/15/2021(a)	25	25
1.83%, 11/17/2014(a),(b)	7,655	7,743	3.00%, 02/15/2040	5,015	5,041
		$ 14,787	3.50%, 05/15/2032	11,187	11,566
Automobile Floor Plan Asset Backed Securities - 0.06%			4.00%, 10/15/2027	12,565	13,124
CNH Wholesale Master Note Trust			4.00%, 02/15/2035(a)	30,372	4,169
1.87%, 12/15/2015(a),(b)	1,000	1,000	4.50%, 03/15/2038	15,302	16,200
			4.50%, 05/15/2040	5,000	4,847
Banks - 0.16%			5.50%, 09/15/2031(a)	1,240	1,306
Goldman Sachs Group Inc/The			5.50%, 01/15/2033	4,433	4,807
3.25%, 06/15/2012	2,600	2,684	5.50%, 04/15/2033(a)	14,653	16,045
			5.50%, 12/15/2033	21,000	22,993
Finance - Mortgage Loan/Banker - 1.03%			6.50%, 08/15/2027	217	249
Fannie Mae			Ginnie Mae
5.00%, 05/11/2017	3,000	3,408	3.00%, 09/16/2039	11,131	11,298
6.21%, 08/06/2038	1,250	1,529	4.00%, 11/16/2038	5,938	6,231
6.63%, 11/15/2030	9,500	12,064	4.00%, 12/16/2039	12,702	13,054
		$ 17,001	4.50%, 01/20/2038(a)	12,474	2,225
Home Equity Asset Backed Securities - 0.16%			4.50%, 04/16/2040	10,000	10,031
Asset Backed Securities Corp Home Equity			5.08%, 01/16/2030(a)	876	918
0.31%, 07/25/2036(a)	553	541	Greenwich Capital Commercial Funding Corp
Morgan Stanley Home Equity Loan Trust			4.57%, 01/10/2012	5,036	5,113
0.38%, 02/25/2036(a)	2,208	2,087	LF Rothschild Mortgage Trust
		$ 2,628	9.95%, 09/01/2017	21	24
Mortgage Backed Securities - 30.20%			Morgan Stanley Reremic Trust
			5.50%, 10/26/2035(b)	6,503	6,676
Banc of America Commercial Mortgage Inc			5.84%, 03/26/2036(a),(b)	7,196	7,387
4.59%, 07/10/2043	6,091	6,299
BCAP LLC Trust			Nomura Resecuritization Trust
5.25%, 03/26/2037(a),(b)	4,266	4,370	4.00%, 06/26/2037(b)	13,081	13,017
5.84%, 01/26/2012(a),(b)	8,085	8,356	RBSSP Resecuritization Trust
			6.00%, 07/26/2037(b)	8,739	8,941
Chase Mortgage Finance Corp
6.00%, 05/25/2035	16,802	16,638	Structured Asset Securities Corp
Citigroup Mortgage Loan Trust Inc			5.50%, 12/25/2033	500	498
4.00%, 01/25/2036(b)	7,505	7,579	Wachovia Bank Commercial Mortgage Trust
4.00%, 03/25/2037(b)	8,640	8,741	4.70%, 05/15/2044	8,000	8,569
4.00%, 04/25/2037(b)	12,366	12,523	5.12%, 07/15/2042	13,920	15,172
4.25%, 01/25/2036(b)	8,571	8,610	Wells Fargo Mortgage Backed Securities Trust
4.50%, 12/25/2036(b)	6,427	6,522	5.50%, 11/25/2035	4,564	4,618
5.25%, 08/25/2036(b)	10,281	10,509	6.00%, 04/25/2037	21,000	19,694
6.00%, 11/25/2036(b),(c)	5,591	5,817	6.00%, 12/28/2037(a)	14,475	15,153
6.00%, 11/25/2036(b)	6,399	6,562			$ 502,111
6.13%, 07/25/2036(b)	7,500	7,511	TOTAL BONDS		$ 540,211
Countrywide Home Loan Mortgage Pass Through				Principal
Trust			U.S. GOVERNMENT & GOVERNMENT	Amount
5.25%, 05/25/2034	6,176	6,193	AGENCY OBLIGATIONS - 67.83%	(000's)	Value (000's)
Credit Suisse First Boston Mortgage Securities			Federal Home Loan Mortgage Corporation (FHLMC) - 22.28%
Corp			2.17%, 03/01/2036(a),(d)	$ 254	$ 256
5.75%, 04/25/2033	3,185	3,283	2.98%, 10/01/2032(a),(d)	6	6
6.00%, 12/25/2033	5,062	5,361	3.50%, 05/01/2026(d),(e)	13,500	13,673
Credit Suisse Mortgage Capital Certificates			4.00%, 06/01/2024(d)	7,699	7,994
4.00%, 03/26/2037(b)	10,265	10,423	4.00%, 03/01/2025(d)	4,203	4,363
5.00%, 01/27/2036(b)	12,117	12,637	4.00%, 08/01/2039(d)	9,411	9,387
6.00%, 08/27/2037(b)	8,598	8,995	4.50%, 04/01/2018(d)	2,698	2,873
Fannie Mae			4.50%, 07/01/2019(d)	7,218	7,684
0.85%, 04/25/2027(a)	41	41	4.50%, 08/01/2033(d)	2,209	2,296
3.50%, 12/25/2025	10,350	10,710	4.50%, 08/01/2033(d)	2,675	2,781
4.50%, 02/25/2027	5,137	5,402	4.50%, 09/01/2039(d)	16,932	17,429
4.50%, 01/25/2028	6,044	6,378	4.50%, 11/01/2039(d)	12,106	12,462
4.50%, 06/25/2037(a)	9,512	10,096	4.50%, 12/01/2039(d)	17,309	17,817
4.50%, 08/25/2040	14,000	13,974	4.50%, 08/01/2040(d)	14,208	14,616
5.00%, 08/25/2037(a)	5,192	5,587	4.50%, 02/01/2041(d)	15,943	16,403
5.00%, 12/25/2039	4,536	4,757	5.00%, 01/01/2019(d)	687	740
5.50%, 03/25/2026(a)	7,589	8,297	5.00%, 10/01/2025(d)	552	591
5.50%, 12/25/2035(a)	21,990	23,991	5.00%, 12/01/2032(d)	533	566
6.50%, 02/25/2047	1,858	2,070	5.00%, 02/01/2033(d)	4,039	4,290
7.00%, 04/25/2032	4,205	4,790	5.00%, 06/01/2033(d)	3,690	3,929
9.00%, 05/25/2020	45	53	5.00%, 08/01/2033(d)	6,400	6,811

See accompanying notes

116

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 08/01/2033(d)	$ 6,616	$ 7,026	6.50%, 07/01/2023(d)	$ 5	$ 6
5.00%, 01/01/2034(d)	3,697	3,926	6.50%, 01/01/2024(d)	28	32
5.00%, 05/01/2034(d)	786	834	6.50%, 07/01/2025(d)	3	4
5.00%, 12/01/2034(d)	241	255	6.50%, 07/01/2025(d)	3	3
5.00%, 05/01/2035(d)	747	792	6.50%, 09/01/2025(d)	3	4
5.00%, 07/01/2035(d)	31	33	6.50%, 09/01/2025(d)	1	1
5.00%, 07/01/2035(d)	11,205	11,871	6.50%, 10/01/2025(d)	10	11
5.00%, 07/01/2035(d)	384	407	6.50%, 10/01/2025(d)	12	13
5.00%, 10/01/2035(d)	71	75	6.50%, 04/01/2027(d)	5	6
5.00%, 11/01/2035(d)	3,077	3,262	6.50%, 02/01/2028(d)	1	1
5.00%, 10/01/2038(d)	11,706	12,241	6.50%, 03/01/2029(d)	25	28
5.00%, 06/01/2039(d)	13,765	14,550	6.50%, 03/01/2029(d)	205	231
5.00%, 09/01/2039(d)	16,558	17,522	6.50%, 04/01/2029(d)	2,320	2,635
5.00%, 01/01/2040(d)	17,020	17,974	6.50%, 04/01/2031(d)	821	932
5.44%, 06/01/2037(a),(d)	775	826	6.50%, 06/01/2031(d)	2	2
5.50%, 04/01/2018(d)	296	321	6.50%, 10/01/2031(d)	295	333
5.50%, 11/01/2018(d)	3,511	3,820	6.50%, 01/01/2032(d)	2,449	2,777
5.50%, 01/01/2029(d)	12	13	6.50%, 02/01/2032(d)	51	58
5.50%, 03/01/2029(d)	10	11	6.50%, 02/01/2032(d)	6	6
5.50%, 11/01/2032(d)	2,298	2,487	6.50%, 04/01/2032(d)	42	47
5.50%, 05/01/2033(d)	140	152	6.50%, 08/01/2032(d)	56	64
5.50%, 08/01/2033(d)	4,094	4,443	6.50%, 08/01/2032(d)	132	149
5.50%, 10/01/2033(d)	88	95	6.50%, 04/01/2035(d)	39	43
5.50%, 12/01/2033(d)	6,381	6,903	6.50%, 07/01/2036(a),(d)	419	437
5.50%, 12/01/2033(d)	2,482	2,685	6.50%, 02/01/2037(d)	148	166
5.50%, 09/01/2035(d)	10,693	11,549	7.00%, 07/01/2024(d)	13	15
5.50%, 10/01/2035(d)	12,529	13,535	7.00%, 01/01/2028(d)	1,206	1,395
5.50%, 07/01/2037(d)	309	333	7.00%, 06/01/2029(d)	480	553
5.50%, 12/01/2037(d)	10,981	11,863	7.00%, 01/01/2031(d)	6	7
5.50%, 04/01/2038(d)	258	279	7.00%, 03/01/2031(d)	181	209
5.50%, 05/01/2038(d)	633	683	7.00%, 04/01/2031(d)	282	325
5.50%, 05/01/2038(d)	4,771	5,133	7.00%, 06/01/2031(d)	75	86
5.65%, 06/01/2037(a),(d)	503	534	7.00%, 10/01/2031(d)	219	253
5.78%, 11/01/2036(a),(d)	139	146	7.00%, 04/01/2032(d)	698	806
6.00%, 04/01/2017(d)	542	590	7.00%, 01/01/2037(d)	1,309	1,499
6.00%, 04/01/2017(d)	647	702	7.50%, 03/01/2013(d)	113	113
6.00%, 05/01/2017(d)	696	756	7.50%, 12/01/2030(d)	9	10
6.00%, 07/01/2017(d)	40	43	7.50%, 02/01/2031(d)	7	9
6.00%, 01/01/2021(d)	199	218	7.50%, 02/01/2031(d)	118	137
6.00%, 06/01/2028(d)	44	48	8.00%, 08/01/2030(d)	2	2
6.00%, 05/01/2031(d)	398	440	8.00%, 11/01/2030(d)	2	3
6.00%, 10/01/2031(d)	18	20	8.00%, 12/01/2030(d)	42	50
6.00%, 02/01/2032(d)	55	61	8.50%, 04/01/2019(d)	10	11
6.00%, 09/01/2032(d)	805	889	8.50%, 07/01/2029(d)	206	246
6.00%, 11/01/2033(d)	2,731	3,026	9.00%, 09/01/2016(d)	2	2
6.00%, 11/01/2033(d)	2,984	3,306	9.00%, 05/01/2017(d)	1	1
6.00%, 05/01/2034(d)	6,084	6,702	9.00%, 05/01/2021(d)	2	3
6.00%, 05/01/2034(d)	5,039	5,508	9.00%, 09/01/2021(d)	2	2
6.00%, 09/01/2034(d)	477	526	9.00%, 01/01/2022(d)	3	3
6.00%, 01/01/2035(d)	7,220	7,889	9.00%, 08/01/2022(d)	1	1
6.00%, 02/01/2035(d)	372	410	9.50%, 04/01/2017(d)	11	11
6.00%, 02/01/2035(d)	4,726	5,206			$ 370,454
6.00%, 10/01/2036(a),(d)	423	465	Federal National Mortgage Association (FNMA) - 35.43%
6.00%, 03/01/2037(d)	839	923	2.33%, 07/01/2035(a),(d)	448	469
6.00%, 04/01/2037(d)	2,466	2,719	2.59%, 03/01/2028(a),(d)	19	19
6.00%, 05/01/2037(d)	759	841	2.76%, 11/01/2033(a),(d)	13	13
6.00%, 01/01/2038(a),(d)	283	311	4.00%, 05/01/2025(d)	11,990	12,449
6.00%, 01/01/2038(d)	1,944	2,142	4.00%, 08/01/2025(d)	9,423	9,784
6.00%, 03/01/2038(d)	376	412	4.00%, 02/01/2026(d)	12,825	13,328
6.00%, 04/01/2038(d)	861	945	4.00%, 08/01/2039(d)	14,881	14,833
6.00%, 07/01/2038(d)	2,415	2,646	4.00%, 09/01/2040(d)	9,751	9,719
6.00%, 10/01/2038(d)	1,391	1,525	4.00%, 09/01/2040(d)	10,448	10,417
6.50%, 11/01/2016(d)	269	294	4.00%, 10/01/2040(d)	9,785	9,754
6.50%, 06/01/2017(d)	103	113	4.00%, 11/01/2040(d)	11,206	11,170
6.50%, 12/01/2021(d)	1,111	1,233	4.00%, 01/01/2041(d)	13,122	13,080
6.50%, 04/01/2022(d)	1,041	1,155	4.50%, 12/01/2019(d)	287	305
6.50%, 05/01/2022(d)	671	745	4.50%, 01/01/2020(d)	1,055	1,122
6.50%, 08/01/2022(d)	194	216	4.50%, 09/01/2025(d)	10,577	11,206
6.50%, 05/01/2023(d)	128	142	4.50%, 05/01/2026(d)	10,000	10,553

See accompanying notes

117

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2039(d)	$ 13,729	$ 14,176	6.00%, 04/01/2017(d)	$ 66	$ 73
4.50%, 07/01/2039(d)	6,376	6,583	6.00%, 08/01/2017(d)	1,422	1,556
4.50%, 10/01/2039(d)	9,150	9,430	6.00%, 08/01/2018(d)	697	762
4.50%, 05/01/2040(d)	21,414	22,064	6.00%, 12/01/2022(d)	92	102
4.50%, 08/01/2040(d)	13,783	14,201	6.00%, 03/01/2029(d)	252	278
4.50%, 09/01/2040(d)	13,926	14,349	6.00%, 08/01/2031(d)	1,204	1,332
5.00%, 01/01/2018(d)	253	273	6.00%, 12/01/2031(d)	25	28
5.00%, 06/01/2018(d)	6,468	6,941	6.00%, 12/01/2031(d)	16	18
5.00%, 11/01/2018(d)	1,058	1,138	6.00%, 01/01/2032(d)	954	1,057
5.00%, 04/01/2019(d)	258	278	6.00%, 11/01/2032(d)	58	64
5.00%, 06/01/2025(d)	11,775	12,580	6.00%, 04/01/2033(d)	531	587
5.00%, 01/01/2026(d)	726	777	6.00%, 02/01/2034(d)	541	597
5.00%, 06/01/2034(d)	7,354	7,802	6.00%, 03/01/2034(d)	1,705	1,880
5.00%, 04/01/2035(d)	694	737	6.00%, 09/01/2034(d)	5,290	5,786
5.00%, 05/01/2035(d)	747	792	6.00%, 04/01/2037(d)	10,287	11,339
5.00%, 07/01/2035(d)	268	284	6.00%, 07/01/2037(d)	4,594	5,030
5.00%, 07/01/2035(d)	2,010	2,131	6.00%, 09/01/2037(d)	11,794	12,937
5.00%, 08/01/2035(d)	347	368	6.00%, 11/01/2037(d)	1,331	1,464
5.00%, 06/01/2037(d)	4,775	5,051	6.00%, 02/01/2038(d)	737	810
5.00%, 04/01/2039(d)	14,653	15,510	6.00%, 02/01/2038(a),(d)	903	993
5.00%, 12/01/2039(d)	6,711	7,099	6.00%, 03/01/2038(d)	304	334
5.00%, 01/01/2040(d)	10,542	11,151	6.00%, 04/01/2038(d)	911	997
5.00%, 04/01/2040(d)	13,220	13,978	6.00%, 05/01/2038(d)	13,336	14,670
5.00%, 04/01/2040(d)	3,110	3,295	6.00%, 05/01/2038(d)	14,193	15,542
5.00%, 05/01/2040(d)	14,897	15,750	6.00%, 08/01/2038(d)	5,308	5,838
5.00%, 06/01/2040(d)	5,414	5,724	6.00%, 11/01/2038(d)	12,330	13,502
5.02%, 12/01/2033(a),(d)	380	404	6.50%, 06/01/2016(d)	12	13
5.42%, 11/01/2035(a),(d)	277	296	6.50%, 09/01/2024(d)	930	1,050
5.50%, 09/01/2017(d)	21	23	6.50%, 08/01/2028(d)	170	192
5.50%, 09/01/2017(d)	201	218	6.50%, 11/01/2028(d)	124	140
5.50%, 12/01/2017(d)	1,857	2,017	6.50%, 12/01/2028(d)	101	114
5.50%, 03/01/2018(d)	206	224	6.50%, 01/01/2029(d)	47	53
5.50%, 05/01/2018(d)	3,810	4,143	6.50%, 02/01/2029(d)	64	73
5.50%, 06/01/2019(d)	42	45	6.50%, 03/01/2029(d)	161	182
5.50%, 06/01/2019(d)	69	75	6.50%, 04/01/2029(d)	227	257
5.50%, 07/01/2019(d)	176	192	6.50%, 06/01/2031(d)	483	539
5.50%, 07/01/2019(d)	106	116	6.50%, 06/01/2031(d)	82	93
5.50%, 07/01/2019(d)	102	111	6.50%, 06/01/2031(d)	157	177
5.50%, 07/01/2019(d)	20	22	6.50%, 09/01/2031(d)	17	20
5.50%, 07/01/2019(d)	42	46	6.50%, 12/01/2031(d)	6	7
5.50%, 08/01/2019(d)	252	275	6.50%, 01/01/2032(d)	284	321
5.50%, 08/01/2019(d)	40	44	6.50%, 03/01/2032(d)	866	980
5.50%, 09/01/2019(d)	214	233	6.50%, 03/01/2032(d)	326	369
5.50%, 06/01/2026(d)	631	685	6.50%, 04/01/2032(d)	49	55
5.50%, 02/01/2033(d)	3,524	3,826	6.50%, 04/01/2032(d)	896	1,014
5.50%, 03/01/2033(d)	2,696	2,922	6.50%, 08/01/2032(d)	510	577
5.50%, 05/01/2033(d)	2,712	2,942	6.50%, 11/01/2032(d)	328	373
5.50%, 05/01/2033(d)	368	401	6.50%, 11/01/2032(d)	173	197
5.50%, 05/01/2033(d)	4,988	5,412	6.50%, 11/01/2032(d)	730	829
5.50%, 07/01/2033(d)	2,917	3,187	6.50%, 12/01/2032(d)	927	1,049
5.50%, 09/01/2033(d)	1,767	1,931	6.50%, 02/01/2033(d)	699	791
5.50%, 02/01/2034(d)	12,029	12,972	6.50%, 07/01/2034(d)	1,160	1,316
5.50%, 04/01/2034(d)	2,654	2,872	6.50%, 07/01/2034(d)	1,894	2,142
5.50%, 09/01/2034(d)	2,340	2,532	6.50%, 02/01/2036(d)	6,577	7,395
5.50%, 01/01/2035(d)	7,593	8,218	6.50%, 04/01/2036(d)	59	67
5.50%, 02/01/2035(d)	8,651	9,360	6.50%, 08/01/2036(d)	407	459
5.50%, 07/01/2035(d)	2,179	2,356	6.50%, 08/01/2036(d)	882	995
5.50%, 09/01/2035(d)	1,149	1,245	6.50%, 10/01/2036(d)	254	287
5.50%, 02/01/2037(d)	70	76	6.50%, 11/01/2036(d)	265	299
5.50%, 06/01/2037(d)	1,204	1,303	6.50%, 07/01/2037(d)	109	124
5.50%, 03/01/2038(d)	1,425	1,546	6.50%, 07/01/2037(d)	166	188
5.50%, 03/01/2038(d)	2,713	2,936	6.50%, 08/01/2037(d)	3,864	4,359
5.50%, 05/01/2038(d)	1,378	1,493	6.50%, 08/01/2037(d)	416	468
5.50%, 07/01/2038(d)	7,137	7,722	6.50%, 10/01/2037(d)	11,768	13,260
5.50%, 09/01/2038(d)	1,460	1,580	6.50%, 10/01/2037(d)	6,235	7,020
5.50%, 06/01/2040(d)	7,597	8,208	6.50%, 01/01/2038(d)	63	71
5.99%, 10/01/2036(a),(d)	1,987	2,130	6.50%, 02/01/2038(d)	112	126
6.00%, 12/01/2016(d)	598	653	6.50%, 03/01/2038(d)	78	88
6.00%, 01/01/2017(d)	31	34	6.50%, 05/01/2038(d)	53	60

See accompanying notes

118

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 02/01/2039(d)	$ 6,873	$ 7,741	6.50%, 09/15/2023	$ 44	$ 50
6.50%, 05/01/2041(d),(e)	13,300	14,958	6.50%, 09/15/2023	60	68
7.00%, 05/01/2022(d)	53	62	6.50%, 09/15/2023	34	39
7.00%, 08/01/2028(d)	196	226	6.50%, 10/15/2023	46	52
7.00%, 12/01/2028(d)	166	192	6.50%, 11/15/2023	10	11
7.00%, 04/01/2029(d)	77	89	6.50%, 12/15/2023	71	80
7.00%, 07/01/2029(d)	180	207	6.50%, 12/15/2023	91	104
7.00%, 11/01/2031(d)	798	919	6.50%, 12/15/2023	47	53
7.00%, 07/01/2032(d)	357	411	6.50%, 12/15/2023	22	25
7.50%, 12/01/2024(d)	246	287	6.50%, 01/15/2024	44	50
7.50%, 07/01/2029(d)	96	111	6.50%, 01/15/2024	52	60
7.50%, 02/01/2030(d)	112	130	6.50%, 01/15/2024	36	40
7.50%, 01/01/2031(d)	6	7	6.50%, 01/15/2024	23	26
7.50%, 05/01/2031(d)	7	8	6.50%, 01/15/2024	69	79
7.50%, 08/01/2032(d)	60	70	6.50%, 01/15/2024	21	24
8.00%, 05/01/2022(d)	14	16	6.50%, 01/15/2024	16	18
8.00%, 09/01/2024(d)	1	1	6.50%, 01/15/2024	16	18
8.00%, 01/01/2025(d)	1	1	6.50%, 03/15/2024	5	6
8.00%, 01/01/2025(d)	2	2	6.50%, 03/15/2024	105	120
8.50%, 02/01/2023(d)	4	5	6.50%, 04/15/2024	42	48
8.50%, 09/01/2025(d)	3	4	6.50%, 04/20/2024	29	33
9.00%, 09/01/2030(d)	48	57	6.50%, 07/15/2024	127	144
		$ 588,978	6.50%, 01/15/2026	25	29
Government National Mortgage Association (GNMA) - 6.42%			6.50%, 03/15/2026	37	42
4.00%, 05/01/2041(e)	12,000	12,156	6.50%, 07/20/2026	13	15
4.50%, 09/20/2039	14,916	15,608	6.50%, 02/15/2028	11	13
4.50%, 10/15/2039	10,131	10,640	6.50%, 10/20/2028	26	30
4.50%, 03/20/2040	16,509	17,264	6.50%, 03/20/2031	229	258
5.00%, 02/15/2034	684	738	6.50%, 04/20/2031	180	203
5.00%, 10/15/2039	9,173	9,881	6.50%, 07/15/2031	5	6
5.50%, 12/15/2013	4	4	6.50%, 10/15/2031	44	49
5.50%, 01/15/2014	15	16	6.50%, 07/15/2032	424	481
5.50%, 01/15/2014	47	51	6.50%, 07/15/2032	37	42
5.50%, 02/15/2014	21	22	6.50%, 04/20/2034	1,304	1,471
5.50%, 03/15/2014	47	51	6.50%, 05/20/2034	1,056	1,189
5.50%, 07/20/2033	5,322	5,821	6.80%, 04/20/2025	67	76
5.50%, 02/20/2034	5,749	6,288	7.00%, 11/15/2022	10	12
5.50%, 03/20/2034	5,334	5,833	7.00%, 11/15/2022	55	63
5.50%, 05/20/2035	702	766	7.00%, 11/15/2022	9	11
5.50%, 01/15/2039	678	743	7.00%, 12/15/2022	92	106
5.50%, 01/15/2039	1,881	2,057	7.00%, 12/15/2022	12	14
6.00%, 10/15/2023	280	310	7.00%, 01/15/2023	15	17
6.00%, 11/15/2023	87	97	7.00%, 01/15/2023	12	14
6.00%, 11/15/2023	116	128	7.00%, 01/15/2023	34	39
6.00%, 12/15/2023	67	75	7.00%, 02/15/2023	119	137
6.00%, 12/15/2023	3	3	7.00%, 03/15/2023	21	24
6.00%, 12/15/2023	62	68	7.00%, 07/15/2023	64	74
6.00%, 01/15/2024	41	45	7.00%, 07/15/2023	19	22
6.00%, 01/20/2024	23	26	7.00%, 07/15/2023	27	31
6.00%, 02/15/2024	57	63	7.00%, 08/15/2023	24	28
6.00%, 02/15/2024	49	54	7.00%, 10/15/2023	35	40
6.00%, 02/15/2024	82	91	7.00%, 12/15/2023	29	34
6.00%, 03/15/2024	26	29	7.00%, 12/15/2023	48	55
6.00%, 04/20/2024	61	67	7.00%, 01/15/2026	38	44
6.00%, 05/20/2024	30	32	7.00%, 05/15/2026	8	10
6.00%, 05/20/2024	41	46	7.00%, 01/15/2027	64	74
6.00%, 10/20/2024	51	56	7.00%, 03/15/2027	37	43
6.00%, 09/20/2025	30	33	7.00%, 10/15/2027	3	3
6.00%, 11/20/2025	13	15	7.00%, 10/15/2027	16	18
6.00%, 04/20/2026	202	223	7.00%, 10/15/2027	3	3
6.00%, 10/20/2028	28	31	7.00%, 11/15/2027	58	67
6.00%, 02/20/2029	283	313	7.00%, 11/15/2027	5	6
6.00%, 05/20/2032(a)	1,012	1,117	7.00%, 12/15/2027	4	4
6.00%, 08/15/2032	200	223	7.00%, 12/15/2027	51	58
6.00%, 09/15/2032	345	385	7.00%, 02/15/2028	2	2
6.00%, 02/15/2033	51	57	7.00%, 02/15/2028	1	1
6.00%, 07/20/2033	3,517	3,893	7.00%, 04/15/2028	3	3
6.00%, 08/15/2038	1,171	1,305	7.00%, 04/15/2028	76	87
6.50%, 09/15/2023	26	29	7.00%, 05/15/2028	1	1

See accompanying notes

119

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
7.00%, 06/15/2028	$ 178	$ 206	9.50%, 11/15/2016	$ 12	$ 12
7.00%, 12/15/2028	145	167	9.50%, 07/15/2017	27	32
7.00%, 01/15/2029	106	122	9.50%, 07/15/2017	17	20
7.00%, 03/15/2029	95	109	9.50%, 10/15/2017	10	12
7.00%, 04/15/2029	222	256	9.50%, 11/15/2017	20	23
7.00%, 04/15/2029	99	115	9.50%, 09/20/2018	62	73
7.00%, 05/15/2031	22	26	9.50%, 09/15/2020	11	14
7.00%, 06/20/2031	143	165	9.50%, 12/20/2020	24	29
7.00%, 07/15/2031	6	6	9.50%, 01/20/2021	3	4
7.00%, 09/15/2031	7	8	9.50%, 02/20/2021	2	3
7.25%, 09/15/2025	45	52	9.50%, 03/20/2021	2	3
7.50%, 04/15/2017	4	5	9.50%, 08/15/2021	158	187
7.50%, 04/15/2017	43	48			$ 106,684
7.50%, 04/15/2017	22	25	U.S. Treasury - 3.18%
7.50%, 05/15/2017	3	3	1.13%, 06/15/2013	10,000	10,096
7.50%, 07/15/2018	17	19	1.88%, 02/28/2014	16,478	16,904
7.50%, 12/15/2021	14	14	4.00%, 02/15/2014	15,000	16,285
7.50%, 12/15/2021	34	40	4.13%, 05/15/2015	8,750	9,642
7.50%, 02/15/2022	18	22			$ 52,927
7.50%, 03/15/2022	5	5	U.S. Treasury Strip - 0.52%
7.50%, 03/15/2022	30	35	0.00%, 11/15/2015(f)	4,000	3,691
7.50%, 03/15/2022	6	7	0.00%, 05/15/2020(f)	6,800	5,028
7.50%, 04/15/2022	11	13			$ 8,719
7.50%, 04/15/2022	15	18	TOTAL U.S. GOVERNMENT &
7.50%, 04/15/2022	35	40	GOVERNMENT AGENCY OBLIGATIONS		$ 1,127,762
7.50%, 04/15/2022	16	16		Maturity
7.50%, 05/15/2022	33	39		Amount
7.50%, 07/15/2022	51	59	REPURCHASE AGREEMENTS - 3.49%	(000's)	Value (000's)
7.50%, 08/15/2022	1	1	Banks - 3.49%
7.50%, 08/15/2022	5	5	Investment in Joint Trading Account; Credit Suisse $	11,728	$ 11,728
7.50%, 08/15/2022	3	3	Repurchase Agreement; 0.03% dated
7.50%, 08/15/2022	18	21	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 08/15/2022	62	72	US Treasury Strips; $11,962,303; 0.00%;
7.50%, 08/15/2022	21	25	dated 08/15/14 - 08/15/37)
7.50%, 08/15/2022	14	16	Investment in Joint Trading Account; Deutsche	17,408	17,408
7.50%, 02/15/2023	5	6	Bank Repurchase Agreement; 0.03% dated
7.50%, 02/15/2023	19	22	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 05/15/2023	6	7	Sovereign Agency Issues; $17,756,544;
7.50%, 05/15/2023	73	85	0.00% - 4.38%; dated 09/15/12 - 10/15/29)
7.50%, 05/15/2023	19	22	Investment in Joint Trading Account; JP Morgan	6,414	6,414
7.50%, 06/15/2023	21	24	Repurchase Agreement; 0.02% dated
7.50%, 10/15/2023	7	8	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 11/15/2023	32	37	Sovereign Agency Issues; $6,541,884; 0.00%
7.50%, 03/15/2024	47	55	- 9.80%; dated 06/15/11 - 09/26/19)
7.50%, 08/15/2024	3	4	Investment in Joint Trading Account; Merrill	16,087	16,087
7.50%, 04/15/2027	5	6	Lynch Repurchase Agreement; 0.03% dated
7.50%, 05/15/2027	8	10	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 05/15/2027	20	23	Sovereign Agency Issues; $16,408,691;
7.50%, 06/15/2027	37	43	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
7.50%, 08/15/2029	220	256	Investment in Joint Trading Account; Morgan	6,414	6,413
7.50%, 09/15/2029	64	75	Stanley Repurchase Agreement; 0.02% dated
7.50%, 09/15/2029	92	107	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 10/15/2029	100	117	Sovereign Agency Issues; $6,541,884; 1.11%
7.50%, 11/15/2029	93	109	- 2.38%; dated 06/22/12 - 07/28/15)
7.50%, 11/15/2029	56	66			$ 58,050
8.00%, 08/15/2016	53	59
8.00%, 12/15/2016	10	11	TOTAL REPURCHASE AGREEMENTS		$ 58,050
8.00%, 04/15/2017	12	12	Total Investments		$ 1,726,023
8.00%, 04/15/2017	15	15	Liabilities in Excess of Other Assets, Net - (3.82)%		$ (63,430)
8.00%, 05/15/2017	9	11	TOTAL NET ASSETS - 100.00%		$ 1,662,593
8.00%, 06/15/2017	9	10
8.00%, 06/15/2017	11	11	(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
8.00%, 07/15/2017	8	8	(b)	Security exempt from registration under Rule 144A of the Securities Act of
8.00%, 02/15/2022	48	56	1933. These securities may be resold in transactions exempt from
8.00%, 04/15/2022	49	57	registration, normally to qualified institutional buyers. Unless otherwise
8.00%, 12/15/2030	14	16	indicated, these securities are not considered illiquid. At the end of the
9.00%, 11/15/2021	159	186	period, the value of these securities totaled $163,919 or 9.86% of net
9.50%, 04/15/2016	4	4	assets.
9.50%, 09/15/2016	1	1

See accompanying notes

120

Schedule of Investments Government & High Quality Bond Fund April 30, 2011 (unaudited)

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,817 or 0.35% of net assets.
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(f)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 52,529
Unrealized Depreciation	(5,268)
Net Unrealized Appreciation (Depreciation)	$ 47,261
Cost for federal income tax purposes	$ 1,678,762
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	94 .33%
Government	4 .73%
Financial	3 .65%
Asset Backed Securities	1 .11%
Liabilities in Excess of Other Assets, Net	(3 .82)%
TOTAL NET ASSETS	100.00%

See accompanying notes

121

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

COMMON STOCKS - 0.87%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 0.87%				Amount
New Flyer Industries Inc (a)	2,733,500 $	30,277	BONDS (continued)	(000's)	Value (000's)
			Automobile Parts & Equipment (continued)
Biotechnology - 0.00%			Pittsburgh Glass Works LLC
Neuro-Hitech Inc (b),(c)	250,000	2	8.50%, 04/15/2016(e)	$ 1,955	$ 2,043
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—			$ 25,345
		$ 2	Banks - 6.33%
Diversified Financial Services - 0.00%			Ally Financial Inc
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	4.50%, 02/11/2014	11,115	11,226
			8.00%, 03/15/2020	11,625	13,064
Food Service - 0.00%			8.30%, 02/12/2015	2,020	2,273
FU JI Food and Catering Services Holdings Ltd	962,000	—	Bank of America Corp
(b),(c),(d)			8.00%, 12/29/2049(f)	16,350	17,686
			CIT Group Inc
Pipelines - 0.00%			5.25%, 04/01/2014(e)	9,000	9,217
Energy Maintenance Services Group LLC -	354	—	7.00%, 05/01/2017	65,271	65,802
Warrants (b),(c),(d)			HBOS Capital Funding LP
			6.07%, 06/29/2049(e),(f)	18,495	17,200
Semiconductors - 0.00%			LBG Capital No.1 PLC
Tower Semiconductor Ltd - Warrants (b),(c),(d)	3,821,912	—	8.00%, 12/29/2049(e),(f)	37,645	36,516
Tower Semiconductor Ltd - Warrants (b),(c),(d)	225,800	—	RBS Capital Trust I
		$ —	0.00%, 12/29/2049(c)	18,222	13,940
TOTAL COMMON STOCKS		$ 30,279	RBS Capital Trust III
PREFERRED STOCKS - 1.64%	Shares Held Value (000's)		0.00%, 09/29/2049(c)	14,000	10,570
Banks - 1.56%			Wells Fargo & Co
Ally Financial Inc 7.00% (e)	50,000	46,510	7.98%, 03/29/2049(f)	21,985	24,183
Ally Financial Inc 8.50%	310,000	8,097			$ 221,677
		$ 54,607	Beverages - 0.15%
Finance - Mortgage Loan/Banker - 0.08%			Pernod-Ricard SA
Freddie Mac - Series Z (c)	1,300,000	2,626	5.75%, 04/07/2021(e)	5,000	5,126

TOTAL PREFERRED STOCKS		$ 57,233	Biotechnology - 0.53%
	Principal		Talecris Biotherapeutics Holdings Corp
	Amount		7.75%, 11/15/2016	16,825	18,508
BONDS - 80.34%	(000's)	Value (000's)
Aerospace & Defense - 1.04%			Chemicals - 0.72%
BE Aerospace Inc			Ineos Finance PLC
			9.00%, 05/15/2015(e)	7,455	8,163
6.88%, 10/01/2020	$ 7,155	$ 7,531
GenCorp Inc			Reichhold Industries Inc
			9.00%, 08/15/2014(e)	3,950	3,599
9.50%, 08/15/2013	4,240	4,261
Spirit Aerosystems Inc			Vertellus Specialties Inc
			9.38%, 10/01/2015(e)	12,715	13,383
6.75%, 12/15/2020	11,880	12,177
Triumph Group Inc					$ 25,145
8.63%, 07/15/2018	11,260	12,456	Coal - 1.62%
		$ 36,425	Arch Coal Inc
Agriculture - 0.30%			8.75%, 08/01/2016	10,180	11,402
Southern States Cooperative Inc			Consol Energy Inc
			(e)
11.25%, 05/15/2015(e)	9,770	10,552	6.38%, 03/01/2021	5,000	5,025
			8.00%, 04/01/2017	19,580	21,636
Airlines - 0.57%			Drummond Co Inc
			9.00%, 10/15/2014(e)	2,600	2,746
Continental Airlines 2007-1 Class C Pass Through
Trust			International Coal Group Inc
7.34%, 04/19/2014	1,627	1,623	9.13%, 04/01/2018	11,910	13,488
UAL 2009-1 Pass Through Trust			James River Escrow Inc
			7.88%, 04/01/2019(e)	2,405	2,519
10.40%, 11/01/2016	4,448	5,111
UAL 2009-2A Pass Through Trust					$ 56,816
9.75%, 01/15/2017	4,010	4,539	Commercial Services - 0.69%
United Airlines 2007-1 Class C Pass Through Trust			ARAMARK Holdings Corp
2.71%, 07/02/2014(f)	9,912	8,752	8.63%, 05/01/2016(e)	4,050	4,162
		$ 20,025	Hertz Corp/The
Automobile Manufacturers - 0.41%			8.88%, 01/01/2014	1,601	1,641
New Flyer Industries Canada ULC			RSC Equipment Rental Inc/RSC Holdings III LLC
			(e)
14.00%, 08/19/2020(b),(d),(e)	13,600	14,230	8.25%, 02/01/2021	9,455	9,975
			10.00%, 07/15/2017(e)	7,305	8,364
Automobile Parts & Equipment - 0.72%					$ 24,142
Cooper Tire & Rubber Co			Computers - 2.23%
8.00%, 12/15/2019	5,400	5,771	iGate Corp
			9.00%, 05/01/2016(e)	12,065	12,367
Goodyear Tire & Rubber Co/The
10.50%, 05/15/2016	15,480	17,531	Seagate HDD Cayman
			6.88%, 05/01/2020(e)	42,320	42,955
			7.75%, 12/15/2018(e)	7,640	8,098

See accompanying notes

122

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers (continued)			Electronics (continued)
Spansion LLC			Viasystems Inc
7.88%, 11/15/2017(e)	$ 14,325 $	14,683	12.00%, 01/15/2015(e)	$ 6,585 $	7,391
	$ 78,103			$ 33,250
Consumer Products - 0.92%			Energy - Alternate Sources - 0.34%
Reynolds Group Issuer Inc / Reynolds Group Issuer			Headwaters Inc
LLC / Reynolds Group Issuer (Luxembourg) S.A.			7.63%, 04/01/2019(e)	11,620	11,823
7.13%, 04/15/2019(e)	12,995	13,547
9.00%, 04/15/2019(e)	7,615	8,025	Entertainment - 3.40%
Scotts Miracle-Gro Co/The			CCM Merger Inc
6.63%, 12/15/2020(e)	3,920	4,057	8.00%, 08/01/2013(e)	39,095	38,997
YCC Holdings LLC / Yankee Finance Inc			Lions Gate Entertainment Inc
10.25%, 02/15/2016(e)	6,390	6,582	10.25%, 11/01/2016(e)	7,550	7,946
	$ 32,211		Peninsula Gaming LLC / Peninsula Gaming Corp
Diversified Financial Services - 3.81%			8.38%, 08/15/2015	16,555	17,714
Credit Acceptance Corp			8.38%, 08/15/2015(e)	5,830	6,238
9.13%, 02/01/2017	14,980	16,310	10.75%, 08/15/2017(e)	9,080	10,033
9.13%, 02/01/2017(e)	7,200	7,821	10.75%, 08/15/2017	6,970	7,702
DVI Inc			WMG Acquisition Corp
0.00%, 02/01/2004(b),(c),(d)	8,575	—	9.50%, 06/15/2016	7,810	8,318
0.00%, 02/01/2004(b),(c),(d)	6,850	—	WMG Holdings Corp
E*Trade Financial Corp			9.50%, 12/15/2014	21,760	22,141
12.50%, 11/30/2017	8,043	9,601		$ 119,089
Icahn Enterprises LP / Icahn Enterprises Finance			Environmental Control - 0.56%
Corp			Clean Harbors Inc
7.75%, 01/15/2016	14,740	15,182	7.63%, 08/15/2016(e)	6,005	6,425
ILFC E-Capital Trust II			EnergySolutions Inc / EnergySolutions LLC
6.25%, 12/21/2065(e),(f)	26,550	22,833	10.75%, 08/15/2018(e)	11,790	13,087
International Lease Finance Corp				$ 19,512
5.65%, 06/01/2014	20,140	20,518	Food - 0.47%
8.63%, 09/15/2015(e)	9,690	10,659	Blue Merger Sub Inc
SquareTwo Financial Corp			7.63%, 02/15/2019(e)	16,180	16,564
11.63%, 04/01/2017	16,825	17,246
TRAINS HY-1-2006			Food Service - 0.03%
7.22%, 05/01/2016(e),(f)	6,765	6,776	FU JI Food and Catering Services Holdings Ltd
UPCB Finance III Ltd			0.00%, 11/09/2049(c)	46,500	1,168
6.63%, 07/01/2020(e)	5,000	4,919
UPCB Finance Ltd			Forest Products & Paper - 0.55%
7.63%, 01/15/2020(e)	900	1,386	Domtar Corp
	$ 133,251		10.75%, 06/01/2017	15,160	19,177
Electric - 4.44%
Dynegy Holdings Inc			Healthcare - Products - 0.90%
8.38%, 05/01/2016	615	534	Angiotech Pharmaceuticals Inc
Edison Mission Energy			4.06%, 12/01/2013(f)	27,510	24,553
7.50%, 06/15/2013	23,540	23,422	Biomet Inc
Elwood Energy LLC			10.38%, 10/15/2017	6,315	7,017
8.16%, 07/05/2026	8,622	8,385		$ 31,570
Energy Future Holdings Corp			Healthcare - Services - 3.14%
9.75%, 10/15/2019	11,416	11,913	HCA Inc
10.00%, 01/15/2020	7,780	8,325	7.25%, 09/15/2020	17,750	19,081
Energy Future Intermediate Holding Co LLC			7.50%, 11/06/2033	6,000	5,587
9.75%, 10/15/2019	3,829	3,996	8.50%, 04/15/2019	32,115	35,648
GenOn Energy Inc			9.25%, 11/15/2016	10,750	11,529
9.88%, 10/15/2020(e)	8,000	8,560	IASIS Healthcare LLC / IASIS Capital Corp
GenOn REMA LLC			8.75%, 06/15/2014	9,480	9,670
9.68%, 07/02/2026(d)	10,000	10,900	Multiplan Inc
Indiantown Cogeneration LP			9.88%, 09/01/2018(e)	14,885	16,113
9.77%, 12/15/2020	7,105	7,685	Select Medical Corp
Mirant Mid Atlantic Pass Through Trust C			7.63%, 02/01/2015	12,175	12,495
10.06%, 12/30/2028	31,010	35,253		$ 110,123
NRG Energy Inc			Holding Companies - Diversified - 0.25%
7.38%, 01/15/2017	18,855	19,727	Navios Maritime Acquisition Corp / Navios
8.25%, 09/01/2020	7,700	8,104	Acquisition Finance US Inc
NV Energy Inc			8.63%, 11/01/2017	8,400	8,715
6.75%, 08/15/2017	8,600	8,799
	$ 155,603		Insurance - 3.38%
Electronics - 0.95%			Crum & Forster Holdings Corp
NXP BV / NXP Funding LLC			7.75%, 05/01/2017	12,635	13,267
9.50%, 10/15/2015	14,230	15,262
9.75%, 08/01/2018(e)	9,155	10,597

See accompanying notes 123

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities - 0.87%
Liberty Mutual Group Inc			Banc of America Commercial Mortgage Inc
7.00%, 03/15/2037(e),(f)	$ 13,160 $	12,962	5.52%, 01/15/2049	$ 15,000 $	13,705
10.75%, 06/15/2058(e),(f)	15,155	20,611	Citigroup Commercial Mortgage Trust
Lincoln National Corp			6.29%, 12/10/2049(f)	10,000	9,328
7.00%, 05/17/2066(f)	24,615	25,447	Greenwich Capital Commercial Funding Corp
XL Group PLC			5.51%, 03/10/2039	8,000	7,324
6.50%, 12/31/2049(f)	48,342	45,925		$ 30,357
	$ 118,212		Oil & Gas - 7.76%
Internet - 1.80%			Chaparral Energy Inc
Level 3 Communications Inc			8.25%, 09/01/2021(e)	18,270	19,321
11.88%, 02/01/2019(e)	12,500	13,844	9.88%, 10/01/2020(e)	13,300	15,029
Open Solutions Inc			Chesapeake Energy Corp
9.75%, 02/01/2015(e)	25,540	17,048	6.13%, 02/15/2021	18,210	18,802
UPC Holding BV			6.50%, 08/15/2017	3,500	3,815
9.88%, 04/15/2018(e)	8,250	9,178	9.50%, 02/15/2015	13,030	15,685
Zayo Group LLC/Zayo Capital Inc			Denbury Resources Inc
10.25%, 03/15/2017	20,665	22,886	8.25%, 02/15/2020	23,484	26,185
	$ 62,956		9.75%, 03/01/2016	9,735	10,976
Lodging - 3.92%			GMX Resources Inc
Caesars Entertainment Operating Co Inc			11.38%, 02/15/2019(e)	6,390	6,374
10.00%, 12/15/2018	26,500	24,877	Hilcorp Energy I LP/Hilcorp Finance Co
Mandalay Resort Group			7.63%, 04/15/2021(e)	2,040	2,142
7.63%, 07/15/2013	3,737	3,756	8.00%, 02/15/2020(e)	23,425	25,123
MGM Resorts International			Linn Energy LLC/Linn Energy Finance Corp
10.00%, 11/01/2016(e)	22,645	24,400	7.75%, 02/01/2021(e)	50	54
13.00%, 11/15/2013	16,125	19,310	8.63%, 04/15/2020	7,975	8,812
Starwood Hotels & Resorts Worldwide Inc			Petrohawk Energy Corp
6.75%, 05/15/2018	6,435	7,030	7.25%, 08/15/2018(e)	5,800	6,162
7.15%, 12/01/2019	12,755	14,094	Petroleum Development Corp
Wyndham Worldwide Corp			12.00%, 02/15/2018	18,010	20,396
5.63%, 03/01/2021	6,645	6,657	Petroquest Energy Inc
5.75%, 02/01/2018	5,570	5,838	10.00%, 09/01/2017	7,765	8,231
7.38%, 03/01/2020	12,560	13,910	Pioneer Natural Resources Co
9.88%, 05/01/2014	14,760	17,432	7.50%, 01/15/2020	15,275	17,310
	$ 137,304		Plains Exploration & Production Co
Media - 2.04%			6.63%, 05/01/2021	16,990	17,096
DISH DBS Corp			Precision Drilling Corp
7.75%, 05/31/2015	5,530	6,028	6.63%, 11/15/2020(e)	9,495	9,827
7.88%, 09/01/2019	17,035	18,440	QEP Resources Inc
Frontiervision			6.88%, 03/01/2021	7,910	8,523
0.00%, 10/15/2006(c),(d)	7,250	—	Quicksilver Resources Inc
0.00%, 09/15/2008(c),(d)	9,250	—	11.75%, 01/01/2016	7,043	8,240
Kabel BW Erste Beteiligungs GmbH / Kabel			Venoco Inc
Baden-Wurttemberg GmbH & Co KG			8.88%, 02/15/2019(e)	10,425	10,464
7.50%, 03/15/2019(e)	4,050	4,151	11.50%, 10/01/2017	11,905	13,215
Unitymedia Hessen GmbH & Co KG / Unitymedia				$ 271,782
NRW GmbH			Oil & Gas Services - 0.73%
8.13%, 12/01/2017(e)	12,125	12,822	Cie Generale de Geophysique-Veritas
Univision Communications Inc			9.50%, 05/15/2016	10,610	11,804
7.88%, 11/01/2020(e)	1,485	1,582	Key Energy Services Inc
8.50%, 05/15/2021(e)	27,315	28,339	6.75%, 03/01/2021	5,610	5,764
	$ 71,362		SESI LLC
Mining - 0.88%			6.38%, 05/01/2019(e)	7,935	8,014
FMG Resources August 2006 Pty Ltd				$ 25,582
6.88%, 02/01/2018(e)	13,450	14,190	Packaging & Containers - 0.90%
Midwest Vanadium Pty Ltd			Crown Cork & Seal Co Inc
11.50%, 02/15/2018(e)	8,035	8,336	7.38%, 12/15/2026	10,477	10,398
Taseko Mines Ltd			Packaging Dynamics Corp
7.75%, 04/15/2019	8,035	8,296	8.75%, 02/01/2016(e)	11,930	12,363
	$ 30,822		Plastipak Holdings Inc
Miscellaneous Manufacturing - 0.69%			8.50%, 12/15/2015(e)	5,000	5,250
GE Capital Trust I			10.63%, 08/15/2019(e)	2,955	3,413
6.38%, 11/15/2067	5,760	5,976		$ 31,424
Park-Ohio Industries Inc			Pharmaceuticals - 1.45%
8.13%, 04/01/2021(e)	9,645	9,838	Giant Funding Corp
Polymer Group Inc			8.25%, 02/01/2018(e)	5,515	5,722
7.75%, 02/01/2019(e)	7,885	8,200	Mylan Inc/PA
	$ 24,014		7.88%, 07/15/2020(e)	13,275	14,669

See accompanying notes

124

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pharmaceuticals (continued)			Semiconductors (continued)
Omnicare Inc			Freescale Semiconductor Inc
6.13%, 06/01/2013	$ 6,220 $	6,243	9.25%, 04/15/2018(e)	$ 5,210 $	5,783
7.75%, 06/01/2020	17,195	18,485	Jazz Technologies Inc
Valeant Pharmaceuticals International			8.00%, 06/30/2015(e)	1	1
7.25%, 07/15/2022(e)	5,645	5,553	8.00%, 06/30/2015	15,827	15,431
	$ 50,672			$ 30,921
Pipelines - 3.60%			Shipbuilding - 0.10%
Chesapeake Midstream Partners LP / CHKM			Huntington Ingalls Industries Inc
Finance Corp			7.13%, 03/15/2021(e)	3,290	3,463
5.88%, 04/15/2021(e)	4,620	4,660
El Paso Corp			Software - 0.54%
7.75%, 01/15/2032	4,730	5,415	First Data Corp
Energy Maintenance Services Group LLC			7.38%, 06/15/2019(e)	13,435	13,687
0.00%, 03/01/2014(b),(c),(d)	12,298	1,845	SS&C Technologies Inc
Energy Transfer Equity LP			11.75%, 12/01/2013	5,194	5,376
7.50%, 10/15/2020	7,795	8,536		$ 19,063
Enterprise Products Operating LLC			Sovereign - 1.09%
8.38%, 08/01/2066	44,630	48,479	Argentina Bonos
MarkWest Energy Partners LP / MarkWest Energy			7.00%, 10/03/2015	6,800	6,484
Finance Corp			Brazilian Government International Bond
6.50%, 08/15/2021	22,500	22,725	12.50%, 01/05/2016	25,600	18,925
6.75%, 11/01/2020	1,565	1,616	Mexican Bonos
8.75%, 04/15/2018	8,515	9,388	8.00%, 12/19/2013(f)	138,474	12,670
Regency Energy Partners LP/Regency Energy				$ 38,079
Finance Corp			Telecommunications - 10.00%
6.88%, 12/01/2018	10,560	11,273	Cincinnati Bell Inc
9.38%, 06/01/2016	10,810	12,296	8.38%, 10/15/2020	27,065	27,133
	$ 126,233		Clearwire Communications LLC/Clearwire
Regional Authority - 0.06%			Finance Inc
Provincia de Buenos Aires			12.00%, 12/01/2015(e)	37,190	40,444
10.88%, 01/26/2021	2,400	2,266	CommScope Inc
			8.25%, 01/15/2019(e)	19,855	20,897
REITS - 0.34%			Digicel Group Ltd
DuPont Fabros Technology LP			9.13%, 01/15/2015(e)	12,280	12,771
8.50%, 12/15/2017	10,655	11,774	10.50%, 04/15/2018(e)	9,250	10,545
			Digicel Ltd
Retail - 3.37%			8.25%, 09/01/2017(e)	4,200	4,452
Asbury Automotive Group Inc			12.00%, 04/01/2014(e)	10,800	12,663
7.63%, 03/15/2017	4,800	4,908	Global Crossing Ltd
8.38%, 11/15/2020(e)	3,940	4,127	9.00%, 11/15/2019(e)	3,190	3,908
DineEquity Inc			12.00%, 09/15/2015	15,200	17,784
9.50%, 10/30/2018(e)	21,640	23,642	Intelsat Jackson Holdings SA
Ferrellgas LP / Ferrellgas Finance Corp			7.25%, 10/15/2020(e)	13,000	13,098
9.13%, 10/01/2017	13,510	15,131	Intelsat Luxembourg SA
Inergy LP/Inergy Finance Corp			11.25%, 02/04/2017	43,920	47,928
6.88%, 08/01/2021(e)	15,945	16,902	11.50%, 02/04/2017	10,569	11,573
Ltd Brands Inc			Level 3 Financing Inc
6.63%, 04/01/2021	8,000	8,280	9.25%, 11/01/2014	5,659	5,871
7.00%, 05/01/2020	9,795	10,383	10.00%, 02/01/2018	12,280	13,262
Macy's Retail Holdings Inc			Nextel Communications Inc
5.90%, 12/01/2016	16,145	17,457	7.38%, 08/01/2015	41,400	41,711
Sonic Automotive Inc			NII Capital Corp
8.63%, 08/15/2013	1,774	1,794	7.63%, 04/01/2021	8,680	9,179
Suburban Propane Partners LP/Suburban Energy			Telemovil Finance Co Ltd
Finance Corp			8.00%, 10/01/2017(e)	4,620	4,816
7.38%, 03/15/2020	7,405	7,923	Wind Acquisition Finance SA
Toys R Us Property Co II LLC			11.75%, 07/15/2017(e)	22,562	26,228
8.50%, 12/01/2017	7,030	7,557	Wind Acquisition Holdings Finance SA
	$ 118,104		12.25%, 07/15/2017(e)	17,466	21,527
Savings & Loans - 0.00%			Ziggo Finance BV
Washington Mutual Bank / Henderson NV			6.13%, 11/15/2017(e)	2,950	4,413
0.00%, 06/15/2011(c)	3,500	4		$ 350,203
0.00%, 01/15/2013(c)	3,000	4	Transportation - 0.77%
0.00%, 01/15/2015(c),(f)	2,000	3	Florida East Coast Railway Corp
	$ 11		8.13%, 02/01/2017(e)	5,550	5,883
Semiconductors - 0.88%			Navios Maritime Holdings Inc / Navios Maritime
Advanced Micro Devices Inc			Finance US Inc
7.75%, 08/01/2020	9,310	9,706	8.88%, 11/01/2017	7,915	8,558

See accompanying notes

125

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Electric - 0.95%
PHI Inc			Texas Competitive Electric Holdings Co LLC,
8.63%, 10/15/2018	$ 11,945	$ 12,692	Term Loan
		$ 27,133	3.73%, 10/29/2014(f)	$ 38,727 $	33,358
Trucking & Leasing - 0.10%
Aircastle Ltd			Entertainment - 0.64%
9.75%, 08/01/2018	3,000	3,383	CCM Merger Inc, Term Loan
			7.00%, 02/01/2017(f)	22,300	22,572
TOTAL BONDS		$ 2,813,270
	Principal		Healthcare - Services - 0.91%
	Amount		Aurora Diagnostics Inc, Term Loan
CONVERTIBLE BONDS - 1.01%	(000's)	Value (000's)	6.25%, 04/20/2016(f)	3,052	3,053
Aerospace & Defense - 0.11%			HCA Inc, Term Loan A1
			1.56%, 01/22/2012(f)	4,490	4,481
GenCorp Inc
4.06%, 12/31/2039	3,765	3,916	HCA Inc, Term Loan B1
			2.56%, 11/18/2013(f)	6,530	6,524
Food Service - 0.27%			Multiplan Inc, Term Loan B
			4.75%, 08/26/2017(f)	17,643	17,705
FU JI Food and Catering Services Holdings Ltd
0.00%, 05/02/2011(b),(c),(d)	245,000	9,436		$ 31,763
			Insurance - 1.21%
Pharmaceuticals - 0.00%			Asurion Corp, PIK Term Loan
Vion Pharmaceuticals Inc			6.73%, 07/07/2015(f)	18,987	18,903
0.00%, 02/15/2012(c),(d)	4,500	11	Asurion Corp, Term Loan
			6.75%, 03/31/2015(f)	21,770	22,111
Retail - 0.35%			CNO Financial Group Inc, Term Loan
Asbury Automotive Group Inc			7.50%, 12/31/2016(f)	1,495	1,501
3.00%, 09/15/2012	12,500	12,328		$ 42,515
			Internet - 0.93%
Telecommunications - 0.28%			Level 3 Financing Inc, Bridge Loan
Clearwire Communications LLC / Clearwire			0.00%, 04/11/2017(d),(f),(g),(h)	16,900	16,900
Finance Inc			Open Solutions Inc, Term Loan B
8.25%, 12/01/2040(e)	9,425	9,802	2.40%, 01/23/2014(f)	17,819	15,808
				$ 32,708
TOTAL CONVERTIBLE BONDS		$ 35,493	Lodging - 0.65%
	Principal		Caesars Entertainment Operating Co Inc, Term
SENIOR FLOATING RATE INTERESTS -	Amount		Loan
11.56%	(000's)	Value (000's)	4.72%, 01/28/2015(f)	3,802	3,558
Automobile Parts & Equipment - 0.19%			9.50%, 10/31/2016(f)	18,126	19,202
Hayes Lemmerz International Inc, Term Loan				$ 22,760
12.00%, 12/11/2013(f)	$ 3,155	$ 3,278	Machinery - Diversified - 0.02%
HHI Holdings LLC, Term Loan			Manitowoc Co Inc/The, Term Loan
7.01%, 03/18/2017(f)	3,345	3,341	8.00%, 04/14/2014(f)	685	685
		$ 6,619
Chemicals - 0.24%			Media - 0.88%
Ineos US Finance LLC, Term Loan B2			Univision Communications Inc, Term Loan
7.50%, 12/16/2013(f)	3,862	3,975	4.46%, 03/29/2017(f)	31,349	30,628
Ineos US Finance LLC, Term Loan C2
8.00%, 12/16/2014(f)	4,190	4,334	Pharmaceuticals - 1.14%
		$ 8,309	Grifols SA, Term Loan
Coal - 0.28%			0.00%, 06/04/2016(f),(g)	5,850	5,895
Walter Energy Inc, Term Loan			NBTY Inc, Term Loan
4.00%, 02/03/2018(f)	9,610	9,683	4.25%, 10/01/2017(f)	8,658	8,718
			Quintiles Transnational Corp, Term Loan
Commercial Services - 0.42%			2.31%, 03/31/2013(f)	18,040	17,972
Hertz Corp/The, Term Loan			4.31%, 03/31/2014(f)	7,500	7,491
3.75%, 02/16/2018(f)	1,755	1,769		$ 40,076
3.75%, 02/16/2018(f)	4,500	4,444	Semiconductors - 0.33%
Springboard Finance LLC, Term Loan			Freescale Semiconductor Inc, Term Loan
7.00%, 02/23/2015(f)	8,554	8,610	4.49%, 12/01/2016(f)	11,675	11,665
		$ 14,823
Diversified Financial Services - 0.79%			Software - 0.58%
AGFS Funding Co, Term Loan			First Data Corp, Term Loan B1
7.25%, 04/21/2015(f)	14,740	14,746	2.96%, 12/24/2014(f)	14,209	13,479
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B3
12.50%, 07/09/2015(f)	11,930	12,735	2.96%, 09/24/2014(f)	7,121	6,760
		$ 27,481		$ 20,239
			Telecommunications - 1.40%
			EchoStar Corp, Bridge Loan
			0.00%, 01/31/2019(d),(f),(g),(h)	16,900	16,900

See accompanying notes

126

Schedule of Investments High Yield Fund April 30, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		Unrealized Appreciation	$ 250,757
Telecommunications (continued)			Unrealized Depreciation	(112,138)
EchoStar Corp, Bridge Loan (continued)			Net Unrealized Appreciation (Depreciation)	$ 138,619
0.00%, 06/30/2019(d),(f),(g),(h)	$ 16,900	$ 16,900
			Cost for federal income tax purposes	$ 3,314,746
Intelsat Jackson Holdings SA, Term Loan
3.29%,02/01/2014 (f)	15,500	15,205	All dollar amounts are shown in thousands (000's)
		$ 49,005	Portfolio Summary (unaudited)
TOTAL SENIOR FLOATING RATE INTERESTS		$ 404,889	Sector	Percent
	Maturity		Financial	20 .62%
	Amount		Communications	17 .33%
REPURCHASE AGREEMENTS - 3.20%	(000's)	Value (000's)	Consumer, Cyclical	15 .39%
Banks - 3.20%			Energy	14 .33%
Investment in Joint Trading Account; Credit Suisse $	22,668	$ 22,668	Consumer, Non-cyclical	11 .02%
Repurchase Agreement; 0.03% dated			Utilities	5 .39%
04/29/11 maturing 05/02/11 (collateralized by			Industrial	5 .24%
US Treasury Strips; $23,121,008; 0.00%;			Technology	4 .56%
dated 08/15/14 - 08/15/37)			Basic Materials	2 .39%
Investment in Joint Trading Account; Deutsche	33,647	33,647	Government	1 .23%
Bank Repurchase Agreement; 0.03% dated			Mortgage Securities	0 .87%
04/29/11 maturing 05/02/11 (collateralized by			Diversified	0 .25%
Sovereign Agency Issues; $34,320,246;			Other Assets in Excess of Liabilities, Net	1 .38%
0.00% - 4.38%; dated 09/15/12 - 10/15/29)			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; JP Morgan	12,396	12,396
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,644,301;
0.00% - 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	31,093	31,093
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $31,715,086;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	12,396	12,397
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,644,301;
1.11% - 2.38%; dated 06/22/12 - 07/28/15)
$ 112,201
TOTAL REPURCHASE AGREEMENTS		$ 112,201
Total Investments		$ 3,453,365
Other Assets in Excess of Liabilities, Net - 1.38%		$ 48,336
TOTAL NET ASSETS - 100.00%		$ 3,501,701

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security).
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $87,122 or 2.49% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,116,505 or 31.88% of net assets.
(f)	Variable Rate. Rate shown is in effect at April 30, 2011.
(g)	This Senior Floating Rate Note will settle after April 30, 2011, at which time the interest rate will be determined.
(h)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

See accompanying notes

127

Schedule of Investments
High Yield Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
New Flyer Industries Inc	2,733,500	$ 23,687	— $	—	—	$ —	2,733,500 $	23,687
		$ 23,687	$ –			$ –	$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
New Flyer Industries Inc	$ 1,534		$ —			$ —
	$ 1,534		$ —			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

128

Schedule of Investments Income Fund April 30, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b),(c)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services - 3.56%
Pipelines - 0.00%			DVI Inc
Energy Maintenance Services Group LLC -	383	—	0.00%, 2/1/2004(a),(b),(c)	$ 8,125	$ —
Warrants (a),(b),(c)			0.00%, 2/1/2004(a),(b),(c)	400	—
			ERAC USA Finance LLC
TOTAL COMMON STOCKS	$ —		6.38%, 10/15/2017(d)	4,000	4,549
	Principal		7.00%, 10/15/2037(d)	4,000	4,447
	Amount		General Electric Capital Corp
BONDS - 69.09%	(000's) Value (000's)		5.30%, 2/11/2021	2,000	2,075
Aerospace & Defense - 0.91%			International Lease Finance Corp
Lockheed Martin Corp			9.00%, 3/15/2017(d),(e)	13,000	14,625
5.50%, 11/15/2039	$ 8,000 $	8,092	Jefferies Group Inc
5.72%, 6/1/2040(d)	3,795	3,921	6.25%, 1/15/2036	9,000	8,462
Lockheed Martin Tactical Systems Inc			7.75%, 3/15/2012	7,500	7,910
7.63%, 6/15/2025	1,000	1,272	Merrill Lynch & Co Inc
	$ 13,285		5.00%, 1/15/2015	3,000	3,216
Automobile Manufacturers - 0.50%			6.50%, 7/15/2018	2,000	2,191
New Flyer Industries Canada ULC			6.75%, 6/1/2028	2,000	2,157
14.00%, 8/19/2020(a),(c),(d)	7,000	7,324	QHP Royalty Sub LLC
			10.25%, 3/15/2015(a),(d)	2,453	2,500
Automobile Parts & Equipment - 0.52%					$ 52,132
Accuride Corp			Electric - 8.64%
9.50%, 8/1/2018	6,750	7,526	Arizona Public Service Co
			6.50%, 3/1/2012	5,000	5,232
Banks - 9.41%			Dominion Resources Inc/VA
Bank of America Corp			5.00%, 3/15/2013	10,000	10,703
5.42%, 3/15/2017	5,000	5,213	Edison Mission Energy
6.80%, 3/15/2028	670	705	7.20%, 5/15/2019	11,000	8,607
8.00%, 12/29/2049(e)	4,000	4,327	Exelon Generation Co LLC
8.13%, 12/29/2049(e)	7,000	7,572	6.20%, 10/1/2017	9,000	10,117
Citigroup Inc			6.25%, 10/1/2039	3,000	3,044
5.85%, 8/2/2016	12,000	13,224	GenOn Americas Generation LLC
FleetBoston Financial Corp			8.50%, 10/1/2021	8,500	8,946
6.88%, 1/15/2028	995	1,054	GenOn Energy Inc
Goldman Sachs Group Inc/The			9.88%, 10/15/2020(d)	6,500	6,955
3.63%, 2/7/2016	2,000	2,015	LG&E and KU Energy LLC
5.35%, 1/15/2016	2,000	2,169	3.75%, 11/15/2020(d)	5,000	4,676
6.60%, 1/15/2012	10,000	10,420	Metropolitan Edison Co
JP Morgan Chase & Co			4.95%, 3/15/2013	7,000	7,360
5.13%, 9/15/2014	12,000	12,985	Nisource Finance Corp
7.90%, 4/29/2049(e)	5,000	5,494	5.25%, 9/15/2017	2,000	2,147
Lloyds TSB Bank PLC			5.40%, 7/15/2014	5,000	5,496
6.38%, 1/21/2021	14,000	15,001	6.15%, 3/1/2013	5,000	5,418
Morgan Stanley			Ohio Edison Co
3.80%, 4/29/2016	2,000	2,007	5.45%, 5/1/2015	5,000	5,441
4.75%, 4/1/2014	5,000	5,260	Oncor Electric Delivery Co LLC
6.25%, 8/9/2026	7,000	7,633	7.00%, 9/1/2022	12,000	14,138
US Bank NA/Cincinnati OH			PacifiCorp
4.95%, 10/30/2014	6,000	6,599	4.95%, 8/15/2014	5,000	5,490
6.38%, 8/1/2011	5,000	5,073	5.25%, 6/15/2035	5,000	4,920
Wells Fargo & Co			6.25%, 10/15/2037	2,000	2,247
4.63%, 4/15/2014	11,000	11,692	PPL Energy Supply LLC
7.98%, 3/29/2049(e)	15,000	16,500	6.40%, 11/1/2011	5,000	5,141
Wells Fargo Capital XV			6.50%, 5/1/2018	3,000	3,367
9.75%, 12/29/2049(e)	2,500	2,753	Southwestern Electric Power Co
	$ 137,696		5.38%, 4/15/2015	6,500	7,024
Beverages - 0.86%					$ 126,469
Anheuser-Busch InBev Worldwide Inc			Entertainment - 1.90%
7.75%, 1/15/2019	10,000	12,539	CCM Merger Inc
			8.00%, 8/1/2013(d)	11,000	10,973
Chemicals - 0.81%			Gateway Casinos & Entertainment Ltd
Airgas Inc			8.88%, 11/15/2017(d)	2,500	2,774
4.50%, 9/15/2014	5,000	5,268	Peninsula Gaming LLC / Peninsula Gaming Corp
7.13%, 10/1/2018	6,000	6,532	10.75%, 8/15/2017	12,000	13,260
	$ 11,800		10.75%, 8/15/2017(d)	750	829
Commercial Services - 0.71%					$ 27,836
Ceridian Corp			Environmental Control - 0.86%
11.25%, 11/15/2015(e)	10,000	10,400	Republic Services Inc
			5.00%, 3/1/2020	12,000	12,613

See accompanying notes

129

Schedule of Investments
Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food - 0.41%			Media (continued)
Corn Products International Inc			Historic TW Inc
4.63%, 11/1/2020	$ 6,000 $	6,011	9.15%, 2/1/2023	$ 5,260 $	7,031
			News America Inc
Forest Products & Paper - 0.81%			6.40%, 12/15/2035	8,000	8,440
Plum Creek Timberlands LP			Reed Elsevier Capital Inc
4.70%, 3/15/2021	12,000	11,777	6.75%, 8/1/2011	3,607	3,662
			Time Warner Cable Inc
Gas - 0.87%			4.13%, 2/15/2021	2,000	1,916
Sempra Energy			5.00%, 2/1/2020	2,000	2,067
6.00%, 2/1/2013	9,000	9,633	6.55%, 5/1/2037	6,000	6,334
6.00%, 10/15/2039	3,000	3,118	7.30%, 7/1/2038	2,000	2,296
	$ 12,751			$ 48,981
Healthcare - Services - 3.51%			Mining - 0.91%
Alliance HealthCare Services Inc			Xstrata Canada Corp
8.00%, 12/1/2016	8,000	7,940	6.00%, 10/15/2015	12,000	13,359
HCA Inc
7.50%, 11/6/2033	1,700	1,583	Oil & Gas - 4.74%
9.25%, 11/15/2016	6,000	6,435	BP Capital Markets PLC
Healthsouth Corp			4.75%, 3/10/2019	14,000	14,658
7.25%, 10/1/2018	2,000	2,110	Nabors Industries Inc
7.75%, 9/15/2022	4,000	4,245	5.00%, 9/15/2020	14,000	14,230
10.75%, 6/15/2016	8,500	9,010	Petro-Canada
Multiplan Inc			4.00%, 7/15/2013	3,000	3,167
9.88%, 9/1/2018(d)	6,000	6,495	6.80%, 5/15/2038	5,000	5,709
Tenet Healthcare Corp			9.25%, 10/15/2021	8,500	11,539
9.00%, 5/1/2015	6,000	6,540	Rowan Cos Inc
10.00%, 5/1/2018	6,000	6,960	5.00%, 9/1/2017	13,000	13,799
	$ 51,318		XTO Energy Inc
Insurance - 2.78%			6.75%, 8/1/2037	5,000	6,305
Aspen Insurance Holdings Ltd				$ 69,407
6.00%, 8/15/2014	2,500	2,678	Oil & Gas Services - 0.98%
6.00%, 12/15/2020	4,500	4,619	Weatherford International Ltd/Bermuda
Farmers Insurance Exchange			5.13%, 9/15/2020	14,000	14,307
6.00%, 8/1/2014(d)	6,000	6,362
Fidelity National Financial Inc			Packaging & Containers - 0.83%
6.60%, 5/15/2017	12,000	12,782	Sealed Air Corp
Prudential Financial Inc			5.63%, 7/15/2013(d)	4,000	4,205
5.38%, 6/21/2020	2,000	2,124	7.88%, 6/15/2017	7,000	7,908
7.38%, 6/15/2019	4,000	4,763		$ 12,113
8.88%, 6/15/2038(e)	6,000	7,350	Pharmaceuticals - 0.70%
	$ 40,678		Elan Finance PLC / Elan Finance Corp
Iron & Steel - 1.92%			8.75%, 10/15/2016	3,000	3,206
Allegheny Technologies Inc			8.75%, 10/15/2016(d)	5,000	5,331
5.95%, 1/15/2021	13,000	13,939	Omnicare Inc
ArcelorMittal			6.13%, 6/1/2013	1,746	1,753
5.50%, 3/1/2021	14,000	14,193		$ 10,290
	$ 28,132		Pipelines - 3.09%
Leisure Products & Services - 0.80%			El Paso Natural Gas Co
Royal Caribbean Cruises Ltd			7.50%, 11/15/2026	10,000	11,426
6.88%, 12/1/2013	6,000	6,427	Energy Maintenance Services Group LLC
7.25%, 3/15/2018	5,000	5,288	0.00%, 3/1/2014(a),(b),(c)	13,299	1,995
	$ 11,715		Enterprise Products Operating LLC
Lodging - 1.39%			6.38%, 2/1/2013	2,500	2,703
Boyd Gaming Corp			Express Pipeline LP
9.13%, 12/1/2018(d)	7,000	7,263	7.39%, 12/31/2017(d)	7,220	7,757
MGM Resorts International			Southern Natural Gas Co
11.13%, 11/15/2017	1,000	1,162	8.00%, 3/1/2032	4,000	4,933
13.00%, 11/15/2013	10,000	11,975	Tennessee Gas Pipeline Co
	$ 20,400		8.38%, 6/15/2032	2,000	2,516
Media - 3.35%			TransCanada PipeLines Ltd
Comcast Corp			6.10%, 6/1/2040	5,000	5,372
5.15%, 3/1/2020	2,000	2,123	7.25%, 8/15/2038	7,000	8,493
6.45%, 3/15/2037	7,000	7,431		$ 45,195
6.95%, 8/15/2037	3,000	3,370	Real Estate - 0.95%
COX Communications Inc			WEA Finance LLC / WT Finance Aust Pty Ltd
6.45%, 12/1/2036(d)	4,000	4,311	6.75%, 9/2/2019(d)	12,000	13,914
Frontiervision
0.00%, 9/15/2008(b),(c)	2,500	—

See accompanying notes

130

Schedule of Investments Income Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	0.55%	(000's) Value (000's)
REITS - 8.40%			Entertainment - 0.38%
Arden Realty LP			CCM Merger Inc, Term Loan
5.20%, 9/1/2011	$ 3,000	$ 3,044	7.00%, 2/1/2017(e)	$ 5,500	$ 5,567
5.25%, 3/1/2015	8,000	8,690
BioMed Realty LP			Pharmaceuticals - 0.17%
3.85%, 4/15/2016	6,000	6,057	Quintiles Transnational Corp, Term Loan
6.13%, 4/15/2020	8,000	8,525	4.31%, 3/31/2014(e)	2,500	2,497
Duke Realty LP
8.25%, 8/15/2019	12,000	14,572	TOTAL SENIOR FLOATING RATE INTERESTS		$ 8,064
HCP Inc				Principal
5.38%, 2/1/2021	3,000	3,118	U.S. GOVERNMENT & GOVERNMENT	Amount
6.00%, 3/1/2015	1,750	1,934	AGENCY OBLIGATIONS - 21.86%	(000's)	Value (000's)
6.45%, 6/25/2012	3,000	3,160	Federal Home Loan Mortgage Corporation (FHLMC) - 10.71%
7.07%, 6/8/2015	2,250	2,550	4.00%, 4/1/2039(f)	$ 12,622	$ 12,589
Health Care REIT Inc			4.00%, 4/1/2039(f)	15,096	15,072
6.00%, 11/15/2013	8,000	8,751	4.50%, 8/1/2033(f)	8,886	9,236
6.13%, 4/15/2020	2,000	2,149	4.50%, 8/1/2033(f)	5,036	5,235
6.20%, 6/1/2016	3,000	3,321	4.50%, 8/1/2033(f)	6,482	6,738
Healthcare Realty Trust Inc			4.50%, 5/1/2039(f)	14,628	15,058
5.13%, 4/1/2014	2,000	2,126	4.50%, 6/1/2039(f)	7,843	8,085
6.50%, 1/17/2017	5,000	5,607	4.50%, 7/1/2039(f)	18,656	19,228
Kimco Realty Corp			5.00%, 8/1/2035(f)	4,329	4,597
6.88%, 10/1/2019	12,000	13,924	5.00%, 11/1/2035(f)	8,333	8,829
Nationwide Health Properties Inc			5.00%, 10/1/2038(f)	14,449	15,109
6.00%, 5/20/2015	12,000	13,108	5.50%, 11/1/2017(f)	1,810	1,963
Shurgard Storage Centers LLC			5.50%, 1/1/2018(f)	519	563
5.88%, 3/15/2013	9,000	9,706	5.50%, 5/1/2031(f)	779	843
Simon Property Group LP			5.50%, 6/1/2035(f)	8,144	8,795
10.35%, 4/1/2019	9,000	12,521	5.50%, 1/1/2036(f)	8,852	9,577
		$ 122,863	5.50%, 4/1/2036(f)	7,970	8,635
Retail - 1.48%			6.00%, 3/1/2031(f)	176	194
Asbury Automotive Group Inc			6.00%, 5/1/2032(f)	786	868
8.38%, 11/15/2020(d)	2,500	2,619	6.00%, 6/1/2038(f)	3,456	3,796
Neiman Marcus Group Inc/The			6.50%, 1/1/2029(f)	208	235
10.38%, 10/15/2015	13,000	13,715	6.50%, 5/1/2029(f)	348	393
Sonic Automotive Inc			6.50%, 6/1/2029(f)	493	557
9.00%, 3/15/2018	5,000	5,375	6.50%, 6/1/2029(f)	182	205
		$ 21,709	6.50%, 8/1/2029(f)	129	146
Telecommunications - 1.60%			7.00%, 1/1/2032(f)	211	244
Corning Inc					$ 156,790
4.25%, 8/15/2020	10,000	10,022	Federal National Mortgage Association (FNMA) - 9.22%
5.90%, 3/15/2014	1,367	1,501	4.00%, 3/1/2039(f)	15,369	15,319
Qwest Corp			4.00%, 9/1/2040(f)	19,772	19,715
8.88%, 3/15/2012(e)	8,000	8,500	4.50%, 8/1/2039(f)	7,503	7,750
Telus Corp			4.50%, 5/1/2040(f)	13,780	14,211
8.00%, 6/1/2011	3,431	3,451	5.00%, 1/1/2018(f)	1,559	1,677
		$ 23,474	5.00%, 10/1/2032(f)	1,645	1,748
Toys, Games & Hobbies - 0.07%			5.00%, 8/1/2035(f)	15,643	16,588
Mattel Inc			5.00%, 4/1/2039(f)	11,454	12,139
7.30%, 6/13/2011	1,000	1,005	5.00%, 12/1/2039(f)	6,597	6,971
			5.00%, 4/1/2040(f)	11,139	11,804
Transportation - 0.82%			5.00%, 6/1/2040(f)	9,956	10,551
Trailer Bridge Inc			5.50%, 3/1/2033(f)	1,989	2,153
9.25%, 11/15/2011	12,000	12,000	5.50%, 2/1/2035(f)	10,814	11,701
			6.00%, 4/1/2032(f)	590	652
TOTAL BONDS		$ 1,011,019	6.50%, 9/1/2028(f)	84	95
	Principal		6.50%, 11/1/2028(f)	68	77
	Amount		6.50%, 5/1/2031(f)	132	150
CONVERTIBLE BONDS - 1.14%	(000's)	Value (000's)	6.50%, 4/1/2032(f)	701	793
Healthcare - Products - 0.97%			6.50%, 5/1/2032(f)	690	781
China Medical Technologies Inc			7.00%, 1/1/2030(f)	16	19
4.00%, 8/15/2013	16,000	14,160	7.45%, 6/1/2016(f)	29	29
					$ 134,923
Pharmaceuticals - 0.17%			Government National Mortgage Association (GNMA) - 0.12%
Omnicare Inc			6.00%, 5/20/2032(e)	1,349	1,490
3.25%, 12/15/2035	2,682	2,508	7.00%, 6/20/2031	191	221
					$ 1,711
TOTAL CONVERTIBLE BONDS		$ 16,668	U.S. Treasury - 1.81%
			2.63%, 11/15/2020	6,000	5,677

See accompanying notes

131

Schedule of Investments
Income Fund
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Financial	31 .41%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	20 .05%
			Utilities	9 .51%
U.S. Treasury (continued)			Energy	8 .81%
3.63%, 2/15/2020	$ 20,000	$ 20,795	Consumer, Non-cyclical	7 .50%
		$ 26,472	Consumer, Cyclical	7 .04%
TOTAL U.S. GOVERNMENT &			Communications	4 .95%
GOVERNMENT AGENCY OBLIGATIONS		$ 319,896	Basic Materials	4 .45%
	Maturity		Industrial	3 .42%
	Amount		Government	1 .81%
REPURCHASE AGREEMENTS - 6.31%	(000's)	Value (000's)	Other Assets in Excess of Liabilities, Net	1 .05%
Banks - 6.31%			TOTAL NET ASSETS	100.00%
Investment in Joint Trading Account; Credit Suisse $	18,655	$ 18,655
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $19,028,411; 0.00%;
dated 08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	27,692	27,691
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $28,245,297;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	10,202	10,202
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,406,162;
0.00% - 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	25,590	25,590
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $26,101,271;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	10,202	10,202
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,406,162;
1.11% - 2.38%; dated 06/22/12 - 07/28/15)
$ 92,340
TOTAL REPURCHASE AGREEMENTS		$ 92,340
Total Investments		$ 1,447,987
Other Assets in Excess of Liabilities, Net - 1.05%		$ 15,428
TOTAL NET ASSETS - 100.00%		$ 1,463,415

(a)	Security is Illiquid
(b)	Non-Income Producing Security
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $9,319 or 0.64% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $121,830 or 8.33% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2011.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 85,590
Unrealized Depreciation	(24,279)
Net Unrealized Appreciation (Depreciation)	$ 61,311
Cost for federal income tax purposes	$ 1,386,676
All dollar amounts are shown in thousands (000's)

See accompanying notes

132

Schedule of Investments
Inflation Protection Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 2.83%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.02%			Mortgage Backed Securities (continued)
HSBC USA Capital Trust I			Greenwich Capital Commercial Funding Corp
7.81%, 12/15/2026(a)	$ 100	$ 102	0.50%, 03/10/2039(a),(b)	$ 52,962	$ 678
			GSC Capital Corp Mortgage Trust
Diversified Financial Services - 0.48%			0.47%, 02/25/2036(b),(d)	409	42
Bear Stearns Cos LLC/The			GSR Mortgage Loan Trust
0.50%, 11/28/2011(b)	1,500	1,502	0.47%, 08/25/2046(b),(d)	213	64
Sirens BV			Homebanc Mortgage Trust
2.23%, 04/13/2012(a),(b),(c)	2,000	1,949	0.55%, 01/25/2036(b),(d)	756	539
		$ 3,451	Impac CMB Trust
Home Equity Asset Backed Securities - 0.08%			0.46%, 05/25/2037(b),(d)	1,127	932
Asset Backed Securities Corp Home Equity			0.72%, 08/25/2035(b)	45	11
0.31%, 07/25/2036(b)	307	300	0.83%, 04/25/2035(b)	215	127
First NLC Trust			1.19%, 10/25/2034(b),(d)	34	25
0.51%, 09/25/2035(b)	140	139	1.76%, 10/25/2034(b),(d)	71	25
New Century Home Equity Loan Trust			Impac Secured Assets CMN Owner Trust
0.50%, 03/25/2035(b),(d)	55	48	0.38%, 09/25/2036(b)	1,349	776
Option One Mortgage Loan Trust			Indymac Index Mortgage Loan Trust
0.66%, 03/25/2037(b),(d)	2,000	99	0.39%, 02/25/2037(b)	1,460	1,149
1.21%, 02/25/2035(b),(d)	25	3	JP Morgan Alternative Loan Trust
		$ 589	0.36%, 03/25/2037(b)	1,393	779
Mortgage Backed Securities - 1.98%			LB-UBS Commercial Mortgage Trust
Bear Stearns Alt-A Trust			5.59%, 06/15/2031	390	404
0.38%, 04/25/2037(b)	941	470	Merrill Lynch / Countrywide Commercial
Bear Stearns Commercial Mortgage Securities			Mortgage Trust
7.00%, 05/20/2030	208	216	0.26%, 07/12/2046(a),(b)	16,230	202
Chase Mortgage Finance Corp			Merrill Lynch Alternative Note Asset Trust
2.85%, 07/25/2037(b)	292	278	0.42%, 04/25/2037(b),(d)	4,044	1,928
Citigroup/Deutsche Bank Commercial Mortgage			Morgan Stanley Capital I
Trust			0.81%, 12/20/2046(a),(b),(d)	200	2
0.55%, 12/11/2049(a),(b)	7,940	122	WaMu Mortgage Pass Through Certificates
0.63%, 10/15/2048(b)	27,933	335	0.43%, 08/25/2046(b)	488	124
Countrywide Alternative Loan Trust			0.58%, 01/25/2045(b)	135	96
0.42%, 05/25/2047(b)	3,252	1,042	0.59%, 11/25/2045(b)	15	15
0.47%, 07/25/2046(b)	1,736	993	Washington Mutual Alternative Mortgage Pass-
0.49%, 06/25/2036(b)	810	68	Through Certificates
0.63%, 12/25/2035(b),(d)	360	71	0.39%, 01/25/2047(b)	2,773	114
Countrywide Asset-Backed Certificates			0.49%, 06/25/2046(b)	327	21
0.48%, 01/25/2036(b)	108	81			$ 14,343
Fannie Mae			Other Asset Backed Securities - 0.27%
0.41%, 01/25/2023(b)	27	27	Ameriquest Mortgage Securities Inc
0.46%, 11/25/2022(b)	26	26	0.52%, 04/25/2034(b)	311	252
0.46%, 03/25/2035(b)	99	99	Argent Securities Inc
0.51%, 02/25/2018(b)	23	23	0.33%, 04/25/2036(b)	38	13
0.51%, 03/25/2018(b)	161	161	Carrington Mortgage Loan Trust
0.51%, 02/25/2032(b)	24	24	0.44%, 12/25/2035(b)	56	55
0.61%, 02/25/2028(b)	22	22	Countrywide Asset-Backed Certificates
Fannie Mae Grantor Trust			0.46%, 03/25/2036(b),(d)	992	677
0.56%, 05/25/2035(b)	49	42	0.58%, 02/25/2036(b)	79	71
Fannie Mae Whole Loan			0.71%, 02/25/2037(b),(d)	3,000	204
0.36%, 05/25/2035(b),(d)	34	33	1.34%, 12/25/2032(b),(d)	59	44
0.41%, 05/25/2035(b)	66	66	Fannie Mae Grantor Trust
0.66%, 02/25/2047(b)	64	65	0.39%, 04/25/2035(b)	94	93
Freddie Mac			Fannie Mae Whole Loan
0.47%, 03/15/2023(b)	80	79	0.51%, 11/25/2033(b)	4	4
0.52%, 05/15/2017(b)	62	62	First-Citizens Home Equity Loan LLC
0.52%, 02/15/2018(b)	169	169	0.43%, 09/15/2022(a),(b)	444	365
0.52%, 06/15/2018(b)	186	187	Long Beach Mortgage Loan Trust
0.57%, 02/15/2030(b)	3	3	0.74%, 06/25/2034(b)	215	173
0.57%, 05/15/2030(b)	1	1			$ 1,951
0.62%, 09/15/2033(b)	212	213	TOTAL BONDS		$ 20,436
0.67%, 06/15/2023(b)	55	55		Principal
G-Force LLC			U.S. GOVERNMENT & GOVERNMENT	Amount
0.51%, 12/25/2039(a),(b),(d)	1,000	440	AGENCY OBLIGATIONS - 83.15%	(000's)	Value (000's)
Ginnie Mae			U.S. Treasury - 2.19%
0.56%, 10/20/2031(b)	86	85	2.63%, 11/15/2020	$ 30	$ 28
0.82%, 03/16/2047(b)	4,940	213	3.63%, 02/15/2021	6,600	6,779
1.26%, 10/16/2012(b)	2,084	28	4.38%, 05/15/2040(e)	1,330	1,322
4.51%, 10/16/2028(b)	476	491	4.75%, 02/15/2041(e)	7,289	7,701
					$ 15,830

See accompanying notes

133

Schedule of Investments Inflation Protection Fund April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Government	83 .15%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	1 .99%
			Financial	0 .50%
U.S. Treasury Inflation-Indexed Obligations - 80.96%			Asset Backed Securities	0 .34%
0.13%, 04/15/2016	$ 6,958	$ 7,176
0.50%, 04/15/2015	37,032	39,118	Other Assets in Excess of Liabilities, Net	14 .02%
0.63%, 04/15/2013	1,277	1,343	TOTAL NET ASSETS	100.00%
1.25%, 04/15/2014	6,985	7,547
1.25%, 07/15/2020	31,192	32,910
1.38%, 07/15/2018	12,367	13,415
1.38%, 01/15/2020	29,703	31,801
1.63%, 01/15/2015	11,561	12,720
1.63%, 01/15/2018	6,729	7,407
1.75%, 01/15/2028	12,233	12,784
1.88%, 07/15/2013	14,996	16,308
1.88%, 07/15/2015	24,121	26,976
1.88%, 07/15/2019	6,765	7,566
2.00%, 04/15/2012	19,555	20,425
2.00%, 01/15/2014(e)	27,739	30,511
2.00%, 07/15/2014	40,407	44,884
2.00%, 01/15/2016	7,510	8,443
2.00%, 01/15/2026	8,034	8,773
2.13%, 01/15/2019	5,425	6,165
2.13%, 02/15/2040	60,239	65,576
2.13%, 02/15/2041	15,299	16,665
2.38%, 01/15/2017	13,546	15,554
2.38%, 01/15/2025	29,630	33,947
2.38%, 01/15/2027	10,755	12,251
2.50%, 07/15/2016	11,737	13,573
2.50%, 01/15/2029	36,850	42,807
2.63%, 07/15/2017	11,917	13,943
3.38%, 01/15/2012	4,107	4,294
3.38%, 04/15/2032	1,210	1,599
3.63%, 04/15/2028	3,852	5,081
3.88%, 04/15/2029	17,743	24,299
		$ 585,861
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 601,691
Total Investments		$ 622,127
Other Assets in Excess of Liabilities, Net - 14.02%		$ 101,468
TOTAL NET ASSETS - 100.00%		$ 723,595

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,860 or 0.53% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2011.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,949 or 0.27% of net assets.
(d) Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,099 or 0.15% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 34,011
Unrealized Depreciation		(20,592)
Net Unrealized Appreciation (Depreciation)		$ 13,419
Cost for federal income tax purposes		$ 608,708
All dollar amounts are shown in thousands (000's)

See accompanying notes

134

Schedule of Investments
Inflation Protection Fund
April 30, 2011 (unaudited)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
US 5 Year Note; June 2011		Long	108	$ 12,660	$ 12,795		$ 135
US 10 Year Note; June 2011		Short	82	9,848		9,933	(85)
US 2 Year Note; June 2011		Short	417	91,051		91,375	(324)
US Long Bond; June 2011		Short	39	4,614		4,773	(159)
US Ultra Bond; June 2011		Short	74	9,089		9,315	(226)
							$ (659)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Receive	0.87%	03/03/2013	USD	$ 38,400	$ (126)
Barclays Bank PLC	US CPI Urban Consumers	Pay	2.48%	10/25/2020	USD	4,000	(181)
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban Consumers	Receive	1.86%	10/25/2015	USD	7,500	397
	NAS(CPURNSA)

All dollar amounts are shown in thousands (000's)

See accompanying notes

135

     Schedule of Investments International Emerging Markets Fund April 30, 2011 (unaudited)

COMMON STOCKS - 99.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.26%			Coal (continued)
Focus Media Holding Ltd ADR(a)	131,477 $	4,621	Exxaro Resources Ltd	419,595 $	11,338
			Indo Tambangraya Megah PT	883,500	4,828
Agriculture - 2.03%			New World Resources NV	244,000	4,037
Bunge Ltd	105,409	7,952		$ 39,689
ITC Ltd	2,780,879	12,098	Computers - 3.11%
MHP SA (a)	297,575	5,505	Asustek Computer Inc	765,000	6,892
Souza Cruz SA	934,285	10,630	Foxconn Technology Co Ltd	1,851,000	8,855
	$ 36,185		Infosys Technologies Ltd ADR	126,215	8,226
Airlines - 0.25%			Lenovo Group Ltd	21,160,000	12,315
Air China Ltd	4,424,000	4,477	Tata Consultancy Services Ltd	729,265	19,226
				$ 55,514
Apparel - 0.46%			Distribution & Wholesale - 0.35%
Far Eastern New Century Corp	5,216,860	8,197	LG International Corp	156,520	6,193

Automobile Manufacturers - 4.81%			Diversified Financial Services - 4.30%
Ford Otomotiv Sanayi AS	636,409	6,465	African Bank Investments Ltd	976,625	5,698
Great Wall Motor Co Ltd	3,198,500	5,733	Chinatrust Financial Holding Co Ltd	5,811,616	5,327
Hyundai Motor Co	125,004	28,753	E.Sun Financial Holding Co Ltd	5,740,570	4,069
Kia Motors Corp	280,750	20,146	Hana Financial Group Inc	214,310	9,079
Mahindra & Mahindra Ltd	612,614	10,480	KB Financial Group Inc	285,443	15,316
Tata Motors Ltd	509,752	14,260	KGI Securities Co Ltd (c)	313,659	3,286
	$ 85,837		Mega Financial Holding Co Ltd	15,092,000	13,174
Automobile Parts & Equipment - 0.42%			RMB Holdings Ltd	646,188	2,788
Iochpe-Maxion SA	292,200	4,086	SinoPac Financial Holdings Co Ltd	7,604,000	3,611
Marcopolo SA	763,200	3,386	Woori Finance Holdings Co Ltd	689,210	9,390
	$ 7,472		Yuanta Financial Holding Co Ltd	7,347,000	5,105
Banks - 14.07%				$ 76,843
Agricultural Bank of China Ltd (a)	26,258,000	15,519	Electric - 0.86%
Banco Bradesco SA	395,676	7,842	Enersis SA ADR	240,117	5,129
Banco de Chile	31,349,089	4,698	Federal Hydrogenerating Co JSC ADR(a)	4,553	24
Banco do Brasil SA	970,190	17,823	PGE SA	612,925	5,530
Banco Macro SA ADR	110,705	4,095	Tractebel Energia SA	269,700	4,774
Banco Santander Chile SA ADR	65,399	5,990		$ 15,457
Bangkok Bank PCL	3,054,400	17,395	Electrical Components & Equipment - 0.33%
Bank Mandiri Tbk PT	8,351,267	6,972	LG Electronics Inc	60,715	5,836
Bank of China Ltd	28,287,400	15,626
China Construction Bank Corp	29,564,722	27,942	Electronics - 1.42%
Credicorp Ltd	26,659	2,573	Chroma Ate Inc	148	1
Grupo Financiero Banorte SAB de CV	1,324,089	6,614	Coretronic Corp	2,430,000	3,716
ICICI Bank Ltd ADR	216,345	10,904	Hon Hai Precision Industry Co Ltd	3,724,988	14,113
Industrial and Commercial Bank of China Ltd	38,128,330	32,255	Kingboard Laminates Holdings Ltd	2,988,500	2,647
Industrial Bank of Korea	571,420	10,957	Tripod Technology Corp	880,000	4,164
Itau Unibanco Holding SA	636,679	14,873	Unimicron Technology Corp	424,000	698
Krung Thai Bank PCL (b)	13,391,826	8,793		$ 25,339
Malayan Banking Bhd	4,696,500	13,874	Energy - Alternate Sources - 0.26%
Sberbank of Russia	6,351,769	23,216	GCL-Poly Energy Holdings Ltd	6,487,000	4,636
Yes Bank Ltd	480,335	3,315
	$ 251,276		Engineering & Construction - 1.11%
Beverages - 2.67%			China Communications Construction Co Ltd	5,616,000	5,185
Cia Cervecerias Unidas SA	431,051	5,203	Daelim Industrial Co Ltd	129,816	14,657
Cia de Bebidas das Americas ADR	783,435	25,525		$ 19,842
Embotelladoras Arca SAB de CV	143,648	872	Food - 1.93%
Fomento Economico Mexicano SAB de CV ADR	254,660	16,018	BRF - Brasil Foods SA	241,677	4,900
	$ 47,618		Charoen Pokphand Foods PCL (b)	6,079,300	6,008
Building Materials - 1.58%			Cia Brasileira de Distribuicao Grupo Pao de	195,099	8,869
China National Building Material Co Ltd	10,018,126	21,104	Acucar ADR
Taiwan Cement Corp	4,833,166	7,079	Gruma SAB de CV (a)	1,101,595	2,207
	$ 28,183		Indofood Sukses Makmur Tbk PT	8,048,000	5,216
Chemicals - 3.37%			Uni-President Enterprises Corp	5,108,888	7,350
China Petrochemical Development Corp (a)	3,783,000	4,709		$ 34,550
Formosa Chemicals & Fibre Corp	4,258,000	17,173	Forest Products & Paper - 0.40%
Formosa Plastics Corp	2,146,000	8,767	Suzano Papel e Celulose SA	721,600	7,100
KCC Corp	6,866	2,323
Kolon Industries Inc	31,273	2,536	Gas - 0.33%
KP Chemical Corp	214,180	5,276	ENN Energy Holdings Ltd	1,720,000	5,891
LG Chem Ltd	39,184	19,379
	$ 60,163		Holding Companies - Diversified - 3.15%
Coal - 2.22%			Alfa SAB de CV	602,400	8,954
Banpu PCL	241,500	6,036	Alliance Global Group Inc	19,537,600	5,413
China Shenhua Energy Co Ltd	2,881,500	13,450	Barloworld Ltd	469,992	5,334

See accompanying notes

136

     Schedule of Investments International Emerging Markets Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Oil & Gas (continued)
GS Holdings	100,488 $	8,392	Surgutneftegas OJSC ADR	331,462 $	3,490
Imperial Holdings Ltd	546,335	9,819	Tatneft ADR	179,097	8,075
KOC Holding AS	783,224	4,212	Thai Oil Public Co Ltd (b)	4,180,700	11,835
LG Corp	153,604	14,118			$ 251,403
	$ 56,242		Oil & Gas Services - 0.32%
Home Builders - 0.27%			China Oilfield Services Ltd	2,918,000	5,771
Even Construtora e Incorporadora SA	860,200	4,784
			Pharmaceuticals - 0.84%
Insurance - 3.27%			Dr Reddy's Laboratories Ltd	250,123	9,413
Brasil Insurance Participacoes e Administracao SA	5,944	7,481	Pharmstandard OJSC (a)	218,066	5,615
China Life Insurance Co Ltd	1,053,000	3,742			$ 15,028
Odontoprev SA	123,872	1,980	Real Estate - 1.21%
Ping An Insurance Group Co	1,954,500	21,253	Country Garden Holdings Co	11,611,000	4,709
Porto Seguro SA	212,900	3,538	Growthpoint Properties Ltd	1,274,455	3,537
Powszechny Zaklad Ubezpieczen SA	28,995	4,074	KWG Property Holding Ltd	4,613,000	3,332
Sanlam Ltd	3,460,483	14,843	Shimao Property Holdings Ltd	3,995,000	5,432
Sul America SA	110,419	1,436	Supalai PCL (b)	11,466,200	4,610
	$ 58,347				$ 21,620
Investment Companies - 0.24%			Retail - 3.32%
Infrastructure Development Finance Co Ltd	698,910	2,297	Arcos Dorados Holdings Inc (a)	390,550	8,604
RMI Holdings	1,089,801	1,969	Hyundai Department Store Co Ltd	36,789	5,390
	$ 4,266		Intime Department Store Group Co Ltd	2,712,000	4,232
Iron & Steel - 2.22%			Lojas Renner SA	305,200	11,310
Cia Siderurgica Nacional SA ADR	465,559	7,416	Mr Price Group Ltd	925,583	9,475
Hyundai Steel Co	87,267	11,075	President Chain Store Corp	1,126,952	6,178
POSCO ADR	121,287	13,378	Woolworths Holdings Ltd/South Africa	2,519,750	11,495
Severstal OAO	290,655	5,232	XTEP International Holdings	3,771,000	2,598
Shougang Concord International Enterprises Co	18,688,000	2,478			$ 59,282
Ltd (a)			Semiconductors - 5.48%
	$ 39,579		Hynix Semiconductor Inc	298,590	9,418
Lodging - 0.26%			MPI Corp (a)	1,070,000	3,886
Genting Bhd	1,182,700	4,632	Powertech Technology Inc	1,827,000	6,635
			Samsung Electronics Co Ltd	59,439	49,530
Machinery - Construction & Mining - 0.42%			Taiwan Semiconductor Manufacturing Co Ltd	11,119,491	28,421
China National Materials Co Ltd	7,608,000	7,494			$ 97,890
			Shipbuilding - 0.32%
Media - 0.64%			Hyundai Heavy Industries Co Ltd	11,436	5,709
Grupo Televisa SA ADR(a)	480,784	11,404
			Telecommunications - 7.65%
Metal Fabrication & Hardware - 0.32%			America Movil SAB de CV ADR	303,644	17,369
Catcher Technology Co Ltd	909,000	5,713	Axiata Group Bhd (a)	6,028,200	9,972
			China Mobile Ltd	3,124,093	28,722
Mining - 8.04%			China Telecom Corp Ltd	13,862,000	7,996
Anglo American PLC	122,222	6,371	Chunghwa Telecom Co Ltd (a)	3,616,800	11,505
AngloGold Ashanti Ltd	225,050	11,408	HTC Corp	176,000	7,989
Antofagasta PLC	356,953	8,150	Sistema JSFC	346,505	9,768
Cia de Minas Buenaventura SA ADR	120,215	5,009	Taiwan Mobile Co Ltd	2,976,000	7,680
Grupo Mexico SAB de CV	1,795,628	6,217	Tim Participacoes SA ADR	163,851	7,731
Hindalco Industries Ltd	1,628,013	7,955	Turk Telekomunikasyon AS	1,526,420	7,948
Industrias Penoles SAB de CV	187,030	7,279	Vivo Participacoes SA	202,800	8,228
International Nickel Indonesia Tbk PT	9,070,500	5,269	Vodacom Group Ltd	952,560	11,651
KGHM Polska Miedz SA	298,936	21,992			$ 136,559
MMC Norilsk Nickel OJSC ADR	464,921	12,948	Textiles - 0.34%
Vale SA - Pref Shares	1,738,460	50,954	Cia Hering	279,600	6,052
	$ 143,552
Miscellaneous Manufacturing - 0.41%			TOTAL COMMON STOCKS		$ 1,773,642
Largan Precision Co Ltd	233,000	7,396		Principal
				Amount
Oil & Gas - 14.08%			BONDS - 0.01%	(000's)	Value (000's)
China Petroleum & Chemical Corp	4,634,000	4,666	Pharmaceuticals - 0.01%
CNOOC Ltd	5,993,000	14,785	Dr Reddy's Laboratories Ltd
Gazprom OAO ADR	2,957,484	50,455	9.25%, 03/24/2014(b),(d)	$ 7,504	$ 169
Lukoil OAO ADR	350,999	24,465
MOL Hungarian Oil and Gas PLC (a)	51,662	7,216
			TOTAL BONDS		$ 169
PetroChina Co Ltd	15,400,293	22,130
Petroleo Brasileiro SA ADR	1,288,733	48,108
Polski Koncern Naftowy Orlen S.A. (a)	638,222	13,295
PTT PCL (b)	1,135,500	14,265
Sasol Ltd	292,671	16,896
SK Holdings Co Ltd	65,424	11,722

See accompanying notes

137

Schedule of Investments
International Emerging Markets Fund
April 30, 2011 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Korea, Republic Of	15 .61%
REPURCHASE AGREEMENTS - 0.25%	(000's)	Value (000's)	Brazil	15 .06%
			China	13 .39%
Banks - 0.25%			Taiwan, Province Of China	11 .84%
Investment in Joint Trading Account; Credit Suisse $	912	$ 912
Repurchase Agreement; 0.03% dated			Russian Federation	8 .02%
			South Africa	6 .51%
04/29/11 maturing 05/02/11 (collateralized by			India	5 .53%
US Treasury Strips; $930,377; 0.00%; dated
08/15/14 - 08/15/37)			Mexico	4 .31%
			Thailand	3 .86%
Investment in Joint Trading Account; Deutsche	1,354	1,354	Hong Kong	3 .33%
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by			Poland	2 .51%
			Malaysia	1 .60%
Sovereign Agency Issues; $1,381,028; 0.00%			United States	1 .38%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	499	499	Indonesia	1 .24%
			Chile	1 .17%
Repurchase Agreement; 0.02% dated			Turkey	1 .05%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $508,799; 0.00% -			United Kingdom	0 .82%
			Argentina	0 .71%
9.80%; dated 06/15/11 - 09/26/19)			Peru	0 .42%
Investment in Joint Trading Account; Merrill	1,251	1,251
Lynch Repurchase Agreement; 0.03% dated			Hungary	0 .40%
			Ukraine	0 .31%
04/29/11 maturing 05/02/11 (collateralized by			Philippines	0 .30%
Sovereign Agency Issues; $1,276,197; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)			Netherlands	0 .23%
Investment in Joint Trading Account; Morgan	499	499	Other Assets in Excess of Liabilities, Net	0 .40%
Stanley Repurchase Agreement; 0.02% dated			TOTAL NET ASSETS	100.00%
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $508,799; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
$ 4,515
TOTAL REPURCHASE AGREEMENTS		$ 4,515
Total Investments		$ 1,778,326
Other Assets in Excess of Liabilities, Net - 0.40%		$ 7,091
TOTAL NET ASSETS - 100.00%		$ 1,785,417

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $45,680 or 2.56% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,286 or 0.18% of net assets.
(d)	Security is Illiquid

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 379,323
Unrealized Depreciation	(26,917)
Net Unrealized Appreciation (Depreciation)	$ 352,406
Cost for federal income tax purposes	$ 1,425,920
All dollar amounts are shown in thousands (000's)

See accompanying notes

138

Schedule of Investments International Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS - 98.59%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.21%			Diversified Financial Services (continued)
BAE Systems PLC	1,613,518 $	8,837	ORIX Corp	38,380 $	3,742
Safran SA	156,228	6,063		$ 16,307
	$ 14,900		Electric - 0.59%
Agriculture - 2.19%			CLP Holdings Ltd	886,500	7,294
British American Tobacco PLC	297,608	12,979
Imperial Tobacco Group PLC	398,390	14,021	Electrical Components & Equipment - 2.84%
	$ 27,000		Bekaert SA	55,326	6,923
Apparel - 1.32%			Hitachi Ltd	1,581,000	8,537
Burberry Group PLC	373,009	8,069	Mitsubishi Electric Corp	856,000	9,403
Christian Dior SA	51,373	8,244	Schneider Electric SA	57,910	10,233
	$ 16,313			$ 35,096
Automobile Manufacturers - 5.44%			Electronics - 2.18%
Bayerische Motoren Werke AG	96,174	9,047	Alps Electric Co Ltd	269,900	2,655
Daihatsu Motor Co Ltd	244,000	3,913	Anritsu Corp	393,000	3,111
Daimler AG	188,775	14,531	Kyocera Corp	96,400	10,565
Honda Motor Co Ltd	86,200	3,390	Murata Manufacturing Co Ltd	40,400	2,914
Nissan Motor Co Ltd	553,300	5,280	Toshiba Corp	1,450,000	7,633
Peugeot SA	87,308	3,965		$ 26,878
Volkswagen AG - Pref Shares	64,252	12,652	Engineering & Construction - 1.75%
Volvo AB - B Shares	733,739	14,402	ABB Ltd (a)	293,472	8,102
	$ 67,180		Carillion PLC	764,818	5,003
Automobile Parts & Equipment - 2.61%			NCC AB	96,206	2,571
Aisin Seiki Co Ltd	120,700	4,239	SembCorp Industries Ltd	1,348,000	5,947
Denso Corp	165,400	5,518		$ 21,623
Faurecia (a)	120,011	4,950	Food - 7.82%
JTEKT Corp	195,800	2,530	Aryzta AG	85,768	4,779
Sumitomo Electric Industries Ltd	662,100	9,150	Jeronimo Martins SGPS SA	383,861	6,300
Valeo SA	92,137	5,868	Kesko OYJ	46,084	2,392
	$ 32,255		Marine Harvest ASA	3,679,894	4,861
Banks - 5.77%			Metro AG	102,011	7,494
Australia & New Zealand Banking Group Ltd	325,868	8,654	Nestle SA	527,515	32,749
Canadian Imperial Bank of Commerce/Canada	59,117	5,118	Nutreco NV	41,550	3,234
DnB NOR ASA	196,560	3,196	Saputo Inc	92,193	4,389
HSBC Holdings PLC	2,598,765	28,450	Suedzucker AG	213,554	6,565
Nordea Bank AB	409,133	4,669	Tesco PLC	659,990	4,449
Oversea-Chinese Banking Corp Ltd	723,000	5,641	Unilever NV	97,838	3,220
Standard Chartered PLC	180,693	5,007	Unilever PLC	238,284	7,729
UBS AG (a)	527,178	10,537	WM Morrison Supermarkets PLC	1,711,138	8,426
	$ 71,272			$ 96,587
Beverages - 1.95%			Forest Products & Paper - 0.56%
Anheuser-Busch InBev NV	264,368	16,857	UPM-Kymmene OYJ	337,258	6,913
Carlsberg A/S	34,323	4,076
Diageo PLC	153,049	3,114	Gas - 1.01%
	$ 24,047		Centrica PLC	2,323,889	12,456
Building Materials - 0.21%
Krosaki Harima Corp	635,000	2,591	Hand & Machine Tools - 0.38%
			Finning International Inc	158,700	4,655
Chemicals - 4.12%
Agrium Inc	96,669	8,762	Healthcare - Products - 1.04%
BASF SE	72,874	7,470	Coloplast A/S	31,347	4,607
Croda International PLC	222,488	6,991	DiaSorin SpA	87,359	4,217
Daicel Chemical Industries Ltd	659,000	4,225	Elekta AB	88,828	4,048
Koninklijke DSM NV	86,352	5,954		$ 12,872
Potash Corp of Saskatchewan Inc	308,808	17,445	Healthcare - Services - 0.40%
	$ 50,847		Ramsay Health Care Ltd	246,341	4,885
Computers - 0.49%
CGI Group Inc (a)	279,392	6,113	Holding Companies - Diversified - 0.35%
			Swire Pacific Ltd	282,040	4,307
Consumer Products - 0.70%
Henkel AG & Co KGaA - Pref Shares	126,956	8,646	Home Furnishings - 0.22%
			Sony Corp	99,400	2,769
Distribution & Wholesale - 1.35%
ITOCHU Corp	676,000	6,992	Insurance - 1.33%
Mitsui & Co Ltd	206,800	3,651	Legal & General Group PLC	2,160,863	4,432
Wolseley PLC	165,864	6,006	Prudential PLC	343,627	4,437
	$ 16,649		Sampo OYJ	223,405	7,518
Diversified Financial Services - 1.32%				$ 16,387
Challenger Ltd/AU	1,024,138	5,411	Internet - 0.60%
Credit Saison Co Ltd	228,600	3,813	Dena Co Ltd	78,100	2,912
GAM Holding AG (a)	169,484	3,341

See accompanying notes

139

Schedule of Investments International Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Internet (continued)			Pharmaceuticals (continued)
Gree Inc	221,600 $	4,508	Dainippon Sumitomo Pharma Co Ltd	459,500 $	4,385
	$ 7,420		Novo Nordisk A/S	125,579	15,875
Investment Companies - 1.21%			Roche Holding AG	71,230	11,553
Investor AB	402,895	10,035	Shire PLC	271,972	8,404
Resolution Ltd	984,122	4,976	Takeda Pharmaceutical Co Ltd	153,000	7,394
	$ 15,011		Valeant Pharmaceuticals International Inc	109,833	5,793
Iron & Steel - 0.91%					$ 56,652
Fortescue Metals Group Ltd	680,666	4,588	Real Estate - 1.90%
Kobe Steel Ltd	1,208,000	2,964	Brookfield Asset Management Inc	335,485	11,297
Mount Gibson Iron Ltd (a)	1,813,910	3,738	Daito Trust Construction Co Ltd	86,900	6,910
	$ 11,290		Fraser and Neave Ltd	451,000	2,310
Leisure Products & Services - 0.81%			New World Development Ltd	1,672,000	2,932
Round One Corp	654,200	3,952			$ 23,449
Sega Sammy Holdings Inc	353,100	6,094	REITS - 0.25%
	$ 10,046		RioCan Real Estate Investment Trust	116,200	3,113
Lodging - 0.98%
SJM Holdings Ltd	3,236,000	6,975	Retail - 5.00%
Wynn Macau Ltd	1,433,079	5,102	Cie Financiere Richemont SA	181,664	11,740
	$ 12,077		FamilyMart Co Ltd	162,100	5,843
Machinery - Construction & Mining - 0.89%			Kingfisher PLC	1,335,921	6,125
Atlas Copco AB - A Shares	373,984	10,980	Shoppers Drug Mart Corp	242,106	10,543
			Swatch Group AG/The - BR	11,662	5,737
Machinery - Diversified - 1.44%			UNY Co Ltd	661,200	5,763
IHI Corp	1,555,000	3,911	Wesfarmers Ltd	331,885	12,114
Kawasaki Heavy Industries Ltd	960,000	3,941	Whitbread PLC	140,023	3,929
MAN SE	71,694	9,992			$ 61,794
	$ 17,844		Semiconductors - 1.82%
Media - 0.29%			Aixtron SE NA	81,997	3,498
ITV PLC (a)	2,797,972	3,554	ARM Holdings PLC	1,080,455	11,198
			Elpida Memory Inc (a)	229,900	3,407
Mining - 12.84%			STMicroelectronics NV	366,470	4,328
Anglo American PLC	129,502	6,750			$ 22,431
Barrick Gold Corp	200,300	10,229	Software - 0.82%
BHP Billiton Ltd	783,736	39,370	SAP AG	157,595	10,153
BHP Billiton PLC	390,586	16,470
Goldcorp Inc	199,391	11,146	Telecommunications - 1.57%
Iluka Resources Ltd	523,142	7,173	BT Group PLC	1,173,960	3,840
Inmet Mining Corp	43,261	3,036	KDDI Corp	965	6,400
Rio Tinto Ltd	176,268	15,884	Koninklijke KPN NV	573,178	9,097
Rio Tinto PLC	278,718	20,298			$ 19,337
Silver Wheaton Corp	116,627	4,746	Toys, Games & Hobbies - 0.24%
Xstrata PLC	699,696	17,782	Namco Bandai Holdings Inc	267,600	2,943
Yamana Gold Inc	449,824	5,734
	$ 158,618		Transportation - 2.32%
Miscellaneous Manufacturing - 2.59%			Canadian National Railway Co	151,077	11,719
IMI PLC	259,153	4,727	Nippon Yusen KK	911,000	3,347
Siemens AG	143,485	20,893	Orient Overseas International Ltd	197,500	1,508
Wartsila OYJ	163,570	6,430	Tokyu Corp	1,176,000	4,842
	$ 32,050		West Japan Railway Co	2,012	7,280
Office & Business Equipment - 1.18%					$ 28,696
Canon Inc	310,800	14,560	Water - 0.29%
			Pennon Group PLC	329,268	3,627
Oil & Gas - 6.14%
BG Group PLC	941,604	24,119	TOTAL COMMON STOCKS		$ 1,217,725
Canadian Natural Resources Ltd	57,978	2,727		Maturity
Enerplus Corp	102,893	3,331		Amount
Idemitsu Kosan Co Ltd	25,200	2,948	REPURCHASE AGREEMENTS - 0.99%	(000's)	Value (000's)
Pacific Rubiales Energy Corp	216,665	6,584	Banks - 0.99%
Repsol YPF SA	249,905	8,924	Investment in Joint Trading Account; Credit Suisse $	2,469	$ 2,469
Seadrill Ltd	183,123	6,489	Repurchase Agreement; 0.03% dated
Statoil ASA	291,787	8,537	04/29/11 maturing 05/02/11 (collateralized by
Suncor Energy Inc	136,924	6,311	US Treasury Strips; $2,518,489; 0.00%; dated
Total SA	91,664	5,868	08/15/14 - 08/15/37)
	$ 75,838		Investment in Joint Trading Account; Deutsche	3,665	3,665
Oil & Gas Services - 0.76%			Bank Repurchase Agreement; 0.03% dated
Amec PLC	209,470	4,199	04/29/11 maturing 05/02/11 (collateralized by
Trican Well Service Ltd	211,020	5,201	Sovereign Agency Issues; $3,738,382; 0.00%
	$ 9,400		- 4.38%; dated 09/15/12 - 10/15/29)
Pharmaceuticals - 4.59%
AstraZeneca PLC	65,040	3,248

See accompanying notes

140

		Schedule of Investments
		International Growth Fund
		April 30, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP Morgan $	1,350	$ 1,350
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,377,299; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	3,387	3,387
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,454,611; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,350	1,351
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,377,299; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 12,222
TOTAL REPURCHASE AGREEMENTS		$ 12,222
Total Investments		$ 1,229,947
Other Assets in Excess of Liabilities, Net - 0.42%		$ 5,161
TOTAL NET ASSETS - 100.00%		$ 1,235,108

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 196,215
Unrealized Depreciation	(6,784)
Net Unrealized Appreciation (Depreciation)	$ 189,431
Cost for federal income tax purposes	$ 1,040,516
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	19 .96%
Japan	17 .06%
Canada	11 .96%
Switzerland	9 .45%
Germany	8 .98%
Australia	8 .25%
Sweden	3 .79%
France	3 .67%
Denmark	1 .99%
Belgium	1 .93%
Finland	1 .88%
Hong Kong	1 .87%
Netherlands	1 .74%
Norway	1 .34%
Singapore	1 .13%
United States	0 .99%
Spain	0 .72%
Ireland	0 .68%
Bermuda	0 .53%
Portugal	0 .51%
Macao	0 .41%
Guernsey	0 .40%
Italy	0 .34%
Other Assets in Excess of Liabilities, Net	0 .42%
TOTAL NET ASSETS	100.00%

See accompanying notes

141

Schedule of Investments LargeCap Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.82%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Automobile Manufacturers - 3.21%			Media - 0.71%
Ford Motor Co (a)	5,362,988 $	82,965	DIRECTV (a)	379,000 $	18,416

Banks - 2.66%			Oil & Gas - 5.94%
Fifth Third Bancorp	3,237,321	42,959	Apache Corp	410,000	54,682
Wells Fargo & Co	882,000	25,675	ConocoPhillips	857,000	67,643
	$ 68,634		Ensco PLC ADR	520,000	31,002
Beverages - 2.02%					$ 153,327
Coca-Cola Co/The	775,000	52,281	Oil & Gas Services - 1.96%
			National Oilwell Varco Inc	659,000	50,539
Biotechnology - 2.38%
Gilead Sciences Inc (a)	608,000	23,615	Pharmaceuticals - 5.79%
Illumina Inc (a)	531,601	37,733	Allergan Inc/United States	521,000	41,451
	$ 61,348		Pfizer Inc	2,495,000	52,295
Chemicals - 4.42%			Watson Pharmaceuticals Inc (a)	900,336	55,839
Dow Chemical Co/The	518,000	21,233			$ 149,585
EI du Pont de Nemours & Co	371,000	21,069	Retail - 7.43%
Monsanto Co	532,000	36,197	Bed Bath & Beyond Inc (a)	1,005,000	56,400
Potash Corp of Saskatchewan Inc	632,000	35,632	Home Depot Inc	1,343,000	49,879
	$ 114,131		Ltd Brands Inc	492,000	20,251
Commercial Services - 4.41%			Starbucks Corp	1,811,000	65,540
Mastercard Inc	206,481	56,966			$ 192,070
Visa Inc	730,532	57,069	Semiconductors - 1.45%
	$ 114,035		Broadcom Corp	707,000	24,872
Computers - 13.05%			Micron Technology Inc (a)	1,108,000	12,509
Accenture PLC - Class A	898,000	51,303			$ 37,381
Apple Inc (a)	349,807	121,813	Software - 4.65%
Cognizant Technology Solutions Corp (a)	834,035	69,142	Oracle Corp	2,232,000	80,464
NetApp Inc (a)	938,388	48,777	Salesforce.com Inc (a)	287,000	39,778
Riverbed Technology Inc (a)	381,000	13,388			$ 120,242
SanDisk Corp (a)	667,623	32,807	Telecommunications - 5.74%
	$ 337,230		Acme Packet Inc (a)	133,000	10,987
Cosmetics & Personal Care - 2.02%			JDS Uniphase Corp (a)	1,284,178	26,763
Estee Lauder Cos Inc/The	538,891	52,272	Juniper Networks Inc (a)	728,000	27,904
			Qualcomm Inc	1,456,000	82,760
Diversified Financial Services - 3.36%					$ 148,414
American Express Co	1,327,000	65,129	Transportation - 1.59%
Discover Financial Services	872,000	21,661	FedEx Corp	428,000	40,947
	$ 86,790
Electronics - 4.17%			TOTAL COMMON STOCKS		$ 2,527,249
Agilent Technologies Inc (a)	1,088,000	54,302		Maturity
Thermo Fisher Scientific Inc (a)	889,491	53,361		Amount
	$ 107,663		REPURCHASE AGREEMENTS - 2.68%	(000's)	Value (000's)
Food - 2.57%			Banks - 2.68%
Hershey Co/The	286,329	16,524	Investment in Joint Trading Account; Credit Suisse $	14,013	$ 14,013
Whole Foods Market Inc	793,000	49,769	Repurchase Agreement; 0.03% dated
	$ 66,293		04/29/11 maturing 05/02/11 (collateralized by
Healthcare - Products - 1.90%			US Treasury Strips; $14,293,251; 0.00%;
St Jude Medical Inc	484,000	25,865	dated 08/15/14 - 08/15/37)
Stryker Corp	395,000	23,305	Investment in Joint Trading Account; Deutsche	20,801	20,801
	$ 49,170		Bank Repurchase Agreement; 0.03% dated
Healthcare - Services - 0.80%			04/29/11 maturing 05/02/11 (collateralized by
UnitedHealth Group Inc	421,000	20,726	Sovereign Agency Issues; $21,216,545;
			0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Internet - 5.45%			Investment in Joint Trading Account; JP Morgan	7,663	7,663
Amazon.com Inc (a)	329,600	64,767	Repurchase Agreement; 0.02% dated
Priceline.com Inc (a)	139,000	76,034	04/29/11 maturing 05/02/11 (collateralized by
	$ 140,801		Sovereign Agency Issues; $7,816,622; 0.00%
Lodging - 2.75%			- 9.80%; dated 06/15/11 - 09/26/19)
Las Vegas Sands Corp (a)	1,511,000	71,032	Investment in Joint Trading Account; Merrill	19,222	19,222
			Lynch Repurchase Agreement; 0.03% dated
Machinery - Construction & Mining - 3.08%			04/29/11 maturing 05/02/11 (collateralized by
Caterpillar Inc	689,000	79,517	Sovereign Agency Issues; $19,606,052;
			0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Machinery - Diversified - 4.31%
Cummins Inc	111,000	13,340
Deere & Co	790,784	77,102
Rockwell Automation Inc	241,000	20,998
	$ 111,440

See accompanying notes

142

Schedule of Investments
LargeCap Growth Fund
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 7,663	$ 7,663
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $7,816,622; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
$ 69,362
TOTAL REPURCHASE AGREEMENTS		$ 69,362
Total Investments		$ 2,596,611
Liabilities in Excess of Other Assets, Net - (0.50)%		$ (12,957)
TOTAL NET ASSETS - 100.00%		$ 2,583,654

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 676,357
Unrealized Depreciation	(15,051)
Net Unrealized Appreciation (Depreciation)	$ 661,306
Cost for federal income tax purposes	$ 1,935,305
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21 .89%
Technology	19 .15%
Consumer, Cyclical	13 .39%
Industrial	13 .15%
Communications	11 .90%
Financial	8 .70%
Energy	7 .90%
Basic Materials	4 .42%
Liabilities in Excess of Other Assets, Net	(0 .50)%
TOTAL NET ASSETS	100.00%

See accompanying notes

143

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS - 96.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc	102,712 $	1,207	PepsiCo Inc	333,100 $	22,947
Omnicom Group Inc	59,636	2,933		$ 63,264
	$ 4,140		Biotechnology - 1.13%
Aerospace & Defense - 2.00%			Amgen Inc (a)	195,776	11,130
Boeing Co/The	154,592	12,333	Biogen Idec Inc (a)	50,581	4,924
General Dynamics Corp	78,253	5,698	Celgene Corp (a)	97,609	5,747
Goodrich Corp	26,372	2,330	Gilead Sciences Inc (a)	166,973	6,486
L-3 Communications Holdings Inc	23,764	1,906	Life Technologies Corp (a)	37,793	2,086
Lockheed Martin Corp	60,233	4,773		$ 30,373
Northrop Grumman Corp	61,164	3,891	Building Materials - 0.04%
Raytheon Co	75,521	3,667	Masco Corp	75,189	1,009
Rockwell Collins Inc	32,561	2,055
United Technologies Corp	193,257	17,312	Chemicals - 2.08%
	$ 53,965		Air Products & Chemicals Inc	45,124	4,310
Agriculture - 1.81%			Airgas Inc	15,734	1,093
Altria Group Inc	439,230	11,789	CF Industries Holdings Inc	14,970	2,119
Archer-Daniels-Midland Co	133,807	4,953	Dow Chemical Co/The	245,215	10,052
Lorillard Inc	30,560	3,255	Eastman Chemical Co	14,854	1,593
Philip Morris International Inc	377,323	26,201	Ecolab Inc	48,850	2,577
Reynolds American Inc	71,001	2,635	EI du Pont de Nemours & Co	193,505	10,989
	$ 48,833		FMC Corp	15,009	1,325
Airlines - 0.07%			International Flavors & Fragrances Inc	16,850	1,070
Southwest Airlines Co	156,957	1,844	Monsanto Co	112,685	7,667
			PPG Industries Inc	33,717	3,192
Apparel - 0.52%			Praxair Inc	63,682	6,777
Coach Inc	62,100	3,714	Sherwin-Williams Co/The	18,688	1,538
Nike Inc	80,371	6,616	Sigma-Aldrich Corp	25,601	1,807
Polo Ralph Lauren Corp	13,733	1,796		$ 56,109
VF Corp	18,175	1,828	Coal - 0.29%
	$ 13,954		Consol Energy Inc	47,500	2,569
Automobile Manufacturers - 0.61%			Massey Energy Co	21,721	1,482
Ford Motor Co (a)	794,212	12,286	Peabody Energy Corp	56,806	3,796
PACCAR Inc	76,704	4,074		$ 7,847
	$ 16,360		Commercial Services - 1.33%
Automobile Parts & Equipment - 0.25%			Apollo Group Inc (a)	25,847	1,035
Goodyear Tire & Rubber Co/The (a)	51,015	926	Automatic Data Processing Inc	104,227	5,665
Johnson Controls Inc	142,215	5,832	DeVry Inc	12,938	684
	$ 6,758		Equifax Inc	25,770	967
Banks - 7.69%			H&R Block Inc	64,090	1,108
Bank of America Corp	2,125,022	26,095	Iron Mountain Inc	42,033	1,339
Bank of New York Mellon Corp/The	260,732	7,551	Mastercard Inc	20,291	5,598
BB&T Corp	145,838	3,926	Monster Worldwide Inc (a)	27,337	448
Capital One Financial Corp	96,024	5,255	Moody's Corp	41,903	1,640
Citigroup Inc (a)	6,100,557	28,002	Paychex Inc	67,585	2,211
Comerica Inc	37,114	1,408	Quanta Services Inc (a)	45,249	981
Fifth Third Bancorp	192,691	2,557	Robert Half International Inc	30,717	931
First Horizon National Corp	55,297	605	RR Donnelley & Sons Co	43,362	818
Goldman Sachs Group Inc/The	109,285	16,503	SAIC Inc (a)	61,672	1,073
Huntington Bancshares Inc/OH	181,265	1,231	Total System Services Inc	34,111	643
JP Morgan Chase & Co	836,371	38,164	Visa Inc	101,752	7,949
KeyCorp	199,515	1,730	Western Union Co/The	135,796	2,886
M&T Bank Corp	25,243	2,231		$ 35,976
Marshall & Ilsley Corp	111,303	909	Computers - 6.12%
Morgan Stanley	324,518	8,486	Apple Inc (a),(b)	193,430	67,358
Northern Trust Corp	50,831	2,541	Cognizant Technology Solutions Corp (a)	63,872	5,295
PNC Financial Services Group Inc	110,335	6,878	Computer Sciences Corp	32,562	1,660
Regions Financial Corp	264,076	1,938	Dell Inc (a)	352,594	5,469
State Street Corp	105,439	4,908	EMC Corp/Massachusetts (a)	434,319	12,309
SunTrust Banks Inc	112,382	3,168	Hewlett-Packard Co	456,564	18,431
US Bancorp	403,529	10,419	IBM Corp	256,052	43,677
Wells Fargo & Co	1,106,077	32,198	Lexmark International Inc (a)	16,505	532
Zions Bancorporation	38,426	940	NetApp Inc (a)	77,238	4,015
	$ 207,643		SanDisk Corp (a)	49,697	2,442
Beverages - 2.34%			Teradata Corp (a)	35,315	1,975
Brown-Forman Corp	21,643	1,555	Western Digital Corp (a)	48,640	1,936
Coca-Cola Co/The	481,711	32,496		$ 165,099
Coca-Cola Enterprises Inc	69,322	1,970	Consumer Products - 0.39%
Constellation Brands Inc (a)	36,941	827	Avery Dennison Corp	22,439	936
Dr Pepper Snapple Group Inc	47,025	1,843	Clorox Co	28,893	2,013
Molson Coors Brewing Co	33,346	1,626	Fortune Brands Inc	32,212	2,096

See accompanying notes

144

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	84,902 $	5,609	Jabil Circuit Inc	41,167 $	817
	$ 10,654		PerkinElmer Inc	23,805	673
Cosmetics & Personal Care - 1.92%			Thermo Fisher Scientific Inc (a)	82,011	4,920
Avon Products Inc	90,235	2,651	Waters Corp (a)	19,174	1,879
Colgate-Palmolive Co	103,692	8,747		$ 15,150
Estee Lauder Cos Inc/The	24,042	2,332	Energy - Alternate Sources - 0.06%
Procter & Gamble Co	588,048	38,164	First Solar Inc (a)	11,361	1,586
	$ 51,894
Distribution & Wholesale - 0.21%			Engineering & Construction - 0.15%
Fastenal Co	30,954	2,077	Fluor Corp	37,069	2,593
Genuine Parts Co	33,101	1,777	Jacobs Engineering Group Inc (a)	26,535	1,316
WW Grainger Inc	12,248	1,857		$ 3,909
	$ 5,711		Entertainment - 0.04%
Diversified Financial Services - 1.79%			International Game Technology	62,736	1,110
American Express Co	219,636	10,780
Ameriprise Financial Inc	51,757	3,212	Environmental Control - 0.28%
BlackRock Inc	20,022	3,923	Republic Services Inc	64,509	2,040
Charles Schwab Corp/The	209,696	3,840	Stericycle Inc (a)	17,930	1,637
CME Group Inc	14,070	4,162	Waste Management Inc	99,833	3,939
Discover Financial Services	114,479	2,844		$ 7,616
E*Trade Financial Corp (a)	52,073	846	Food - 1.80%
Federated Investors Inc	19,442	501	Campbell Soup Co	38,324	1,287
Franklin Resources Inc	30,442	3,931	ConAgra Foods Inc	85,781	2,097
IntercontinentalExchange Inc (a)	15,408	1,854	Dean Foods Co (a)	38,450	430
Invesco Ltd	96,661	2,404	General Mills Inc	133,494	5,150
Janus Capital Group Inc	39,070	475	Hershey Co/The	32,452	1,873
Legg Mason Inc	31,963	1,187	HJ Heinz Co	67,569	3,462
NASDAQ OMX Group Inc/The (a)	31,443	852	Hormel Foods Corp	29,069	855
NYSE Euronext	54,841	2,196	JM Smucker Co/The	24,997	1,877
SLM Corp	110,629	1,835	Kellogg Co	52,892	3,029
T Rowe Price Group Inc	54,378	3,494	Kraft Foods Inc	367,202	12,331
	$ 48,336		Kroger Co/The	133,523	3,246
Electric - 2.84%			McCormick & Co Inc/MD	27,917	1,371
AES Corp/The (a)	139,020	1,841	Safeway Inc	77,307	1,879
Ameren Corp	50,504	1,480	Sara Lee Corp	130,687	2,509
American Electric Power Co Inc	100,949	3,683	SUPERVALU Inc	44,549	502
CMS Energy Corp	52,939	1,048	Sysco Corp	122,344	3,537
Consolidated Edison Inc	61,301	3,195	Tyson Foods Inc	62,615	1,246
Constellation Energy Group Inc	41,960	1,528	Whole Foods Market Inc	30,975	1,944
Dominion Resources Inc/VA	121,954	5,661		$ 48,625
DTE Energy Co	35,576	1,798	Forest Products & Paper - 0.15%
Duke Energy Corp	279,065	5,205	International Paper Co	92,327	2,851
Edison International	68,407	2,686	MeadWestvaco Corp	35,350	1,191
Entergy Corp	37,591	2,621		$ 4,042
Exelon Corp	138,964	5,857	Gas - 0.23%
FirstEnergy Corp	87,806	3,509	CenterPoint Energy Inc	89,201	1,659
Integrys Energy Group Inc	16,378	857	Nicor Inc	9,564	530
NextEra Energy Inc	88,382	5,000	NiSource Inc	58,640	1,141
Northeast Utilities	37,058	1,319	Sempra Energy	50,496	2,782
NRG Energy Inc (a)	51,972	1,258		$ 6,112
Pepco Holdings Inc	47,258	911	Hand & Machine Tools - 0.12%
PG&E Corp	83,198	3,834	Snap-On Inc	12,237	756
Pinnacle West Capital Corp	22,839	991	Stanley Black & Decker Inc	35,107	2,550
PPL Corp	118,378	3,247		$ 3,306
Progress Energy Inc	61,632	2,924	Healthcare - Products - 3.35%
Public Service Enterprise Group Inc	106,247	3,418	Baxter International Inc	121,655	6,922
SCANA Corp	23,895	992	Becton Dickinson and Co	46,425	3,990
Southern Co	177,544	6,931	Boston Scientific Corp (a)	319,844	2,396
TECO Energy Inc	45,118	869	CareFusion Corp (a)	46,837	1,376
Wisconsin Energy Corp	49,078	1,532	Covidien PLC	103,688	5,774
Xcel Energy Inc	101,344	2,466	CR Bard Inc	17,855	1,906
	$ 76,661		DENTSPLY International Inc	29,845	1,120
Electrical Components & Equipment - 0.39%			Edwards Lifesciences Corp (a)	24,080	2,079
Emerson Electric Co	158,333	9,620	Hospira Inc (a)	34,989	1,985
Molex Inc	29,002	783	Intuitive Surgical Inc (a)	8,160	2,854
	$ 10,403		Johnson & Johnson	574,281	37,742
Electronics - 0.56%			Medtronic Inc	224,525	9,374
Agilent Technologies Inc (a)	72,461	3,617	Patterson Cos Inc	20,104	698
Amphenol Corp	36,939	2,065	St Jude Medical Inc	68,346	3,652
FLIR Systems Inc	33,490	1,179	Stryker Corp	70,645	4,168

See accompanying notes

145

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Varian Medical Systems Inc (a)	25,205 $	1,769	Nucor Corp	66,326 $	3,115
Zimmer Holdings Inc (a)	40,338	2,632	United States Steel Corp	30,183	1,440
	$ 90,437			$ 9,089
Healthcare - Services - 1.24%			Leisure Products & Services - 0.20%
Aetna Inc	80,729	3,341	Carnival Corp	90,611	3,450
CIGNA Corp	56,948	2,667	Harley-Davidson Inc	49,450	1,842
Coventry Health Care Inc (a)	31,447	1,015		$ 5,292
DaVita Inc (a)	20,156	1,775	Lodging - 0.30%
Humana Inc	35,387	2,694	Marriott International Inc/DE	61,029	2,154
Laboratory Corp of America Holdings (a)	20,996	2,025	Starwood Hotels & Resorts Worldwide Inc	40,347	2,404
Quest Diagnostics Inc	32,709	1,844	Wyndham Worldwide Corp	36,378	1,259
Tenet Healthcare Corp (a)	102,028	707	Wynn Resorts Ltd	15,961	2,349
UnitedHealth Group Inc	229,630	11,305		$ 8,166
WellPoint Inc	78,842	6,054	Machinery - Construction & Mining - 0.66%
	$ 33,427		Caterpillar Inc	134,126	15,479
Holding Companies - Diversified - 0.06%			Joy Global Inc	22,001	2,221
Leucadia National Corp	41,552	1,606		$ 17,700
			Machinery - Diversified - 0.72%
Home Builders - 0.07%			Cummins Inc	41,540	4,992
DR Horton Inc	59,001	734	Deere & Co	88,401	8,619
Lennar Corp	33,739	641	Flowserve Corp	11,701	1,482
Pulte Group Inc (a)	70,580	574	Rockwell Automation Inc	29,887	2,604
	$ 1,949		Roper Industries Inc	20,017	1,731
Home Furnishings - 0.08%				$ 19,428
Harman International Industries Inc	14,628	710	Media - 3.06%
Whirlpool Corp	15,967	1,376	Cablevision Systems Corp	48,830	1,720
	$ 2,086		CBS Corp	141,176	3,560
Housewares - 0.04%			Comcast Corp - Class A	582,949	15,297
Newell Rubbermaid Inc	61,014	1,163	DIRECTV (a)	166,606	8,095
			Discovery Communications Inc - A Shares (a)	59,117	2,617
Insurance - 3.61%			Gannett Co Inc	50,324	758
ACE Ltd	70,450	4,738	McGraw-Hill Cos Inc/The	64,389	2,606
Aflac Inc	98,724	5,547	News Corp - Class A	479,488	8,545
Allstate Corp/The	111,230	3,764	Scripps Networks Interactive	19,020	978
American International Group Inc (a)	30,158	939	Time Warner Cable Inc	72,097	5,633
Aon Corp	69,935	3,649	Time Warner Inc	229,449	8,687
Assurant Inc	20,982	833	Viacom Inc	125,339	6,412
Berkshire Hathaway Inc - Class B (a)	363,425	30,273	Walt Disney Co/The	398,725	17,185
Chubb Corp	61,983	4,041	Washington Post Co/The	1,113	485
Cincinnati Financial Corp	34,223	1,084		$ 82,578
Genworth Financial Inc (a)	102,856	1,254	Metal Fabrication & Hardware - 0.17%
Hartford Financial Services Group Inc	93,376	2,705	Precision Castparts Corp	30,119	4,654
Lincoln National Corp	66,305	2,071
Loews Corp	66,014	2,922	Mining - 0.83%
Marsh & McLennan Cos Inc	114,236	3,459	Alcoa Inc	223,120	3,793
MetLife Inc	221,539	10,366	Freeport-McMoRan Copper & Gold Inc	198,725	10,936
Progressive Corp/The	138,580	3,040	Newmont Mining Corp	103,566	6,070
Prudential Financial Inc	102,040	6,471	Titanium Metals Corp	18,915	379
Torchmark Corp	16,361	1,095	Vulcan Materials Co	27,097	1,225
Travelers Cos Inc/The	90,503	5,727		$ 22,403
Unum Group	65,020	1,722	Miscellaneous Manufacturing - 3.95%
XL Group PLC	65,299	1,595	3M Co	149,450	14,528
	$ 97,295		Danaher Corp	113,488	6,269
Internet - 2.70%			Dover Corp	39,167	2,665
Akamai Technologies Inc (a)	39,294	1,353	Eaton Corp	71,470	3,826
Amazon.com Inc (a)	74,807	14,700	General Electric Co	2,229,441	45,592
eBay Inc (a)	239,891	8,252	Honeywell International Inc	164,633	10,080
Expedia Inc	42,005	1,051	Illinois Tool Works Inc	104,647	6,112
F5 Networks Inc (a)	16,954	1,718	Ingersoll-Rand PLC	69,198	3,495
Google Inc (a)	52,655	28,650	ITT Corp	38,569	2,229
Netflix Inc (a)	9,217	2,145	Leggett & Platt Inc	30,738	808
Priceline.com Inc (a)	10,320	5,645	Pall Corp	24,244	1,417
Symantec Corp (a)	160,251	3,149	Parker Hannifin Corp	33,988	3,206
VeriSign Inc	36,417	1,346	Textron Inc	57,954	1,513
Yahoo! Inc (a)	274,922	4,880	Tyco International Ltd	99,468	4,848
	$ 72,889			$ 106,588
Iron & Steel - 0.34%			Office & Business Equipment - 0.15%
AK Steel Holding Corp	23,148	376	Pitney Bowes Inc	42,786	1,051
Allegheny Technologies Inc	20,724	1,492	Xerox Corp	293,824	2,965
Cliffs Natural Resources Inc	28,442	2,666		$ 4,016

See accompanying notes

146

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 9.94%			Publicly Traded Investment Fund - 0.26%
Anadarko Petroleum Corp	104,194 $	8,225	iShares S&P 500 Index Fund/US	50,451 $	6,907
Apache Corp	80,362	10,718
Cabot Oil & Gas Corp	21,894	1,232	Real Estate - 0.06%
Chesapeake Energy Corp	138,076	4,649	CB Richard Ellis Group Inc (a)	61,145	1,633
Chevron Corp	421,481	46,127
ConocoPhillips	300,167	23,692	REITS - 1.52%
Denbury Resources Inc (a)	84,198	1,900	Apartment Investment & Management Co	24,803	669
Devon Energy Corp	89,652	8,158	AvalonBay Communities Inc	18,074	2,288
Diamond Offshore Drilling Inc	14,595	1,107	Boston Properties Inc	29,944	3,130
EOG Resources Inc	56,187	6,344	Equity Residential	61,724	3,686
EQT Corp	31,320	1,648	HCP Inc	84,116	3,333
Exxon Mobil Corp (b)	1,041,099	91,617	Health Care REIT Inc	36,980	1,989
Helmerich & Payne Inc	22,326	1,481	Host Hotels & Resorts Inc	142,862	2,542
Hess Corp	63,100	5,424	Kimco Realty Corp	85,333	1,667
Marathon Oil Corp	149,129	8,059	Plum Creek Timber Co Inc	33,981	1,464
Murphy Oil Corp	40,491	3,137	ProLogis	119,768	1,951
Nabors Industries Ltd (a)	60,079	1,841	Public Storage Inc	29,343	3,442
Newfield Exploration Co (a)	28,205	1,997	Simon Property Group Inc	62,351	7,142
Noble Corp	52,968	2,278	Ventas Inc	34,207	1,913
Noble Energy Inc	36,900	3,552	Vornado Realty Trust	34,320	3,318
Occidental Petroleum Corp	170,664	19,505	Weyerhaeuser Co	112,787	2,595
Pioneer Natural Resources Co	24,450	2,500		$ 41,129
QEP Resources Inc	37,017	1,582	Retail - 5.52%
Range Resources Corp	33,696	1,902	Abercrombie & Fitch Co	18,318	1,297
Rowan Cos Inc (a)	26,524	1,106	AutoNation Inc (a)	13,459	456
Southwestern Energy Co (a)	73,014	3,203	AutoZone Inc (a)	5,609	1,584
Sunoco Inc	25,326	1,081	Bed Bath & Beyond Inc (a)	53,483	3,001
Tesoro Corp (a)	30,061	815	Best Buy Co Inc	68,695	2,145
Valero Energy Corp	119,460	3,381	Big Lots Inc (a)	15,845	651
	$ 268,261		CarMax Inc (a)	47,357	1,643
Oil & Gas Services - 2.01%			Chipotle Mexican Grill Inc (a)	6,507	1,736
Baker Hughes Inc	91,177	7,058	Costco Wholesale Corp	91,652	7,417
Cameron International Corp (a)	51,390	2,709	CVS Caremark Corp	287,260	10,410
FMC Technologies Inc (a)	50,450	2,345	Darden Restaurants Inc	28,994	1,362
Halliburton Co	191,767	9,681	Family Dollar Stores Inc	26,536	1,439
National Oilwell Varco Inc	88,407	6,780	GameStop Corp (a)	29,516	758
Schlumberger Ltd	285,752	25,646	Gap Inc/The	86,791	2,017
	$ 54,219		Home Depot Inc	344,084	12,779
Packaging & Containers - 0.15%			JC Penney Co Inc	49,697	1,911
Ball Corp	35,525	1,326	Kohl's Corp	61,389	3,236
Bemis Co Inc	22,475	704	Lowe's Cos Inc	289,743	7,606
Owens-Illinois Inc (a)	34,373	1,020	Ltd Brands Inc	55,532	2,286
Sealed Air Corp	33,448	862	Macy's Inc	88,875	2,125
	$ 3,912		McDonald's Corp	219,049	17,154
Pharmaceuticals - 4.81%			Nordstrom Inc	35,244	1,676
Abbott Laboratories	324,928	16,909	O'Reilly Automotive Inc (a)	29,631	1,750
Allergan Inc/United States	64,179	5,106	RadioShack Corp	22,209	351
AmerisourceBergen Corp	57,549	2,339	Ross Stores Inc	25,003	1,842
Bristol-Myers Squibb Co	357,439	10,044	Sears Holdings Corp (a)	9,146	786
Cardinal Health Inc	73,433	3,208	Staples Inc	151,058	3,193
Cephalon Inc (a)	15,900	1,221	Starbucks Corp	156,629	5,668
Eli Lilly & Co	213,894	7,916	Target Corp	148,668	7,300
Express Scripts Inc (a)	110,918	6,294	Tiffany & Co	26,539	1,843
Forest Laboratories Inc (a)	60,067	1,992	TJX Cos Inc	83,102	4,456
McKesson Corp	53,384	4,431	Urban Outfitters Inc (a)	26,865	845
Mead Johnson Nutrition Co	42,955	2,873	Walgreen Co	193,669	8,274
Medco Health Solutions Inc (a)	84,919	5,038	Wal-Mart Stores Inc	411,329	22,615
Merck & Co Inc	647,319	23,271	Yum! Brands Inc	98,144	5,264
Mylan Inc/PA (a)	91,764	2,287		$ 148,876
Pfizer Inc (b)	1,678,664	35,185	Savings & Loans - 0.08%
Watson Pharmaceuticals Inc (a)	26,418	1,639	Hudson City Bancorp Inc	110,589	1,054
	$ 129,753		People's United Financial Inc	76,005	1,040
Pipelines - 0.47%				$ 2,094
El Paso Corp	160,568	3,117	Semiconductors - 2.42%
Oneok Inc	22,470	1,571	Advanced Micro Devices Inc (a)	120,851	1,100
Spectra Energy Corp	136,183	3,955	Altera Corp	67,179	3,272
Williams Cos Inc	123,079	4,082	Analog Devices Inc	62,906	2,536
	$ 12,725		Applied Materials Inc	277,021	4,346
			Broadcom Corp	99,849	3,513
			Intel Corp	1,152,252	26,721
			KLA-Tencor Corp	35,109	1,541

See accompanying notes

147

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Linear Technology Corp	47,631 $	1,657	REPURCHASE AGREEMENTS - 3.18%	(000's)	Value (000's)
LSI Corp (a)	129,342	948	Banks - 3.18%
MEMC Electronic Materials Inc (a)	48,356	572	Investment in Joint Trading Account; Credit Suisse $	17,356	$ 17,356
Microchip Technology Inc	39,561	1,624	Repurchase Agreement; 0.03% dated
Micron Technology Inc (a)	180,075	2,033	04/29/11 maturing 05/02/11 (collateralized by
National Semiconductor Corp	50,630	1,221	US Treasury Strips; $17,702,912; 0.00%;
Novellus Systems Inc (a)	18,934	608	dated 08/15/14 - 08/15/37)
NVIDIA Corp (a)	121,986	2,440	Investment in Joint Trading Account; Deutsche	25,763	25,763
Teradyne Inc (a)	38,915	626	Bank Repurchase Agreement; 0.03% dated
Texas Instruments Inc	246,082	8,743	04/29/11 maturing 05/02/11 (collateralized by
Xilinx Inc	54,812	1,911	Sovereign Agency Issues; $26,277,760;
	$ 65,412		0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Software - 3.69%			Investment in Joint Trading Account; JP Morgan	9,491	9,491
Adobe Systems Inc (a)	106,263	3,565	Repurchase Agreement; 0.02% dated
Autodesk Inc (a)	48,059	2,162	04/29/11 maturing 05/02/11 (collateralized by
BMC Software Inc (a)	37,503	1,884	Sovereign Agency Issues; $9,681,280; 0.00%
CA Inc	80,317	1,975	- 9.80%; dated 06/15/11 - 09/26/19)
Cerner Corp (a)	15,055	1,809	Investment in Joint Trading Account; Merrill	23,807	23,807
Citrix Systems Inc (a)	39,392	3,322	Lynch Repurchase Agreement; 0.03% dated
Compuware Corp (a)	45,930	520	04/29/11 maturing 05/02/11 (collateralized by
Dun & Bradstreet Corp	10,437	858	Sovereign Agency Issues; $24,283,084;
Electronic Arts Inc (a)	70,192	1,417	0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Fidelity National Information Services Inc	55,900	1,850	Investment in Joint Trading Account; Morgan	9,491	9,491
Fiserv Inc (a)	30,670	1,880	Stanley Repurchase Agreement; 0.02% dated
Intuit Inc (a)	57,176	3,177	04/29/11 maturing 05/02/11 (collateralized by
Microsoft Corp	1,552,453	40,395	Sovereign Agency Issues; $9,681,280; 1.11%
Oracle Corp	816,814	29,446	- 2.38%; dated 06/22/12 - 07/28/15)
Red Hat Inc (a)	40,514	1,923			$ 85,908
Salesforce.com Inc (a)	24,830	3,442	TOTAL REPURCHASE AGREEMENTS		$ 85,908
	$ 99,625		Total Investments		$ 2,700,274
Telecommunications - 5.06%			Liabilities in Excess of Other Assets, Net - (0.06)%		$ (1,485)
American Tower Corp (a)	83,482	4,367	TOTAL NET ASSETS - 100.00%		$ 2,698,789
AT&T Inc	1,241,155	38,625
CenturyLink Inc	125,050	5,100
Cisco Systems Inc	1,160,649	20,381	(a) Non-Income Producing Security
Corning Inc	328,733	6,884	(b)	Security or a portion of the security was pledged to cover margin
Frontier Communications Corp	208,652	1,726	requirements for futures contracts. At the end of the period, the value of
Harris Corp	26,861	1,427	these securities totaled $41,256 or 1.53% of net assets.
JDS Uniphase Corp (a)	47,079	981
Juniper Networks Inc (a)	112,311	4,305
MetroPCS Communications Inc (a)	55,409	932
Motorola Mobility Holdings Inc (a)	61,781	1,610	Unrealized Appreciation (Depreciation)
Motorola Solutions Inc (a)	70,695	3,243	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Qualcomm Inc	345,118	19,616
Sprint Nextel Corp (a)	627,842	3,252
			Unrealized Appreciation		$ 589,628
Tellabs Inc	76,137	375	Unrealized Depreciation		(148,603)
Verizon Communications Inc	593,777	22,433	Net Unrealized Appreciation (Depreciation)		$ 441,025
Windstream Corp	105,882	1,356	Cost for federal income tax purposes		$ 2,259,249
	$ 136,613		All dollar amounts are shown in thousands (000's)
Textiles - 0.03%
Cintas Corp	26,541	824	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 0.12%			Consumer, Non-cyclical		20 .10%
Hasbro Inc	28,773	1,348	Financial		17 .93%
Mattel Inc	73,209	1,956	Energy		12 .77%
	$ 3,304		Technology		12 .38%
Transportation - 1.85%			Industrial		11 .04%
CH Robinson Worldwide Inc	34,865	2,795	Communications		10 .97%
CSX Corp	77,763	6,119	Consumer, Cyclical		8 .08%
Expeditors International of Washington Inc	44,553	2,418	Basic Materials		3 .40%
FedEx Corp	66,141	6,328	Utilities		3 .07%
Norfolk Southern Corp	74,768	5,584	Exchange Traded Funds		0 .26%
Ryder System Inc	10,756	575	Diversified		0 .06%
Union Pacific Corp	103,090	10,667	Liabilities in Excess of Other Assets, Net		(0 .06)%
United Parcel Service Inc	207,254	15,538	TOTAL NET ASSETS		100.00%
	$ 50,024
TOTAL COMMON STOCKS	$ 2,614,366

See accompanying notes

148

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	290 $	19,198	$ 19,716	$ 518
S&P 500; June 2011	Long	192	61,897	65,265	3,368
					$ 3,886
All dollar amounts are shown in thousands (000's)

See accompanying notes

149

Schedule of Investments LargeCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS - 97.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.92%			Healthcare - Services (continued)
Lorillard Inc	146,958 $	15,651	HCA Holdings Inc (a)	340,169 $	11,157
			Humana Inc	279,713	21,292
Automobile Manufacturers - 0.65%			UnitedHealth Group Inc	784,352	38,614
Navistar International Corp (a)	160,150	11,134		$ 93,821
			Insurance - 6.33%
Automobile Parts & Equipment - 1.05%			ACE Ltd	221,598	14,902
TRW Automotive Holdings Corp (a)	314,769	17,961	Assurant Inc	372,899	14,804
			Berkshire Hathaway Inc - Class B (a)	278,497	23,199
Banks - 11.71%			MetLife Inc	420,976	19,697
Bank of America Corp	588,593	7,228	Protective Life Corp	603,405	16,238
Capital One Financial Corp	473,776	25,930	Prudential Financial Inc	299,541	18,997
East West Bancorp Inc	648,394	13,701		$ 107,837
Huntington Bancshares Inc/OH	1,917,378	13,019	Machinery - Diversified - 1.01%
JP Morgan Chase & Co	1,311,617	59,849	AGCO Corp (a)	299,829	17,264
KeyCorp	1,552,166	13,457
M&T Bank Corp	200,739	17,739	Media - 5.19%
US Bancorp	1,225,974	31,655	CBS Corp	916,950	23,125
Wells Fargo & Co	585,757	17,051	Comcast Corp - Class A	1,421,428	37,298
	$ 199,629		McGraw-Hill Cos Inc/The	460,928	18,654
Beverages - 0.58%			Viacom Inc	181,586	9,290
Constellation Brands Inc (a)	439,966	9,851		$ 88,367
			Metal Fabrication & Hardware - 0.95%
Biotechnology - 1.24%			Timken Co	285,449	16,097
Amgen Inc (a)	371,081	21,096
			Mining - 0.71%
Chemicals - 1.20%			Freeport-McMoRan Copper & Gold Inc	219,078	12,056
EI du Pont de Nemours & Co	360,993	20,501
			Miscellaneous Manufacturing - 4.10%
Computers - 1.82%			General Electric Co	2,613,466	53,445
Accenture PLC - Class A	243,518	13,912	Parker Hannifin Corp	174,720	16,480
Western Digital Corp (a)	427,944	17,032
				$ 69,925
	$ 30,944		Oil & Gas - 10.64%
Cosmetics & Personal Care - 1.11%			Anadarko Petroleum Corp	151,972	11,997
Procter & Gamble Co	291,786	18,937	Chevron Corp	707,919	77,475
			ConocoPhillips	383,204	30,246
Diversified Financial Services - 3.82%			Exxon Mobil Corp	41,913	3,688
Ameriprise Financial Inc	372,995	23,148	Hess Corp	165,088	14,191
Discover Financial Services	996,759	24,760	Marathon Oil Corp	399,885	21,610
Raymond James Financial Inc	458,937	17,210	Patterson-UTI Energy Inc	324,921	10,108
	$ 65,118		Pioneer Natural Resources Co	117,787	12,041
Electric - 2.99%				$ 181,356
OGE Energy Corp	345,726	18,382	Oil & Gas Services - 3.81%
Pinnacle West Capital Corp	344,349	14,941	Baker Hughes Inc	262,192	20,296
PPL Corp	639,986	17,555	National Oilwell Varco Inc	373,969	28,680
	$ 50,878		Oil States International Inc (a)	192,406	15,972
Electrical Components & Equipment - 0.49%				$ 64,948
Hubbell Inc	119,009	8,329	Pharmaceuticals - 5.46%
			Cardinal Health Inc	308,790	13,491
Electronics - 2.06%			Endo Pharmaceuticals Holdings Inc (a)	430,955	16,876
Thermo Fisher Scientific Inc (a)	286,671	17,198	Forest Laboratories Inc (a)	536,362	17,786
Thomas & Betts Corp (a)	307,972	17,853	Pfizer Inc (b)	2,144,660	44,952
	$ 35,051			$ 93,105
Food - 3.41%			Pipelines - 0.90%
Corn Products International Inc	207,500	11,433	Oneok Inc	219,270	15,336
Kroger Co/The	772,887	18,789
Smithfield Foods Inc (a)	464,533	10,945	Real Estate - 1.11%
Tyson Foods Inc	854,472	17,004	Jones Lang LaSalle Inc	184,742	18,914
	$ 58,171
Forest Products & Paper - 0.85%			REITS - 2.04%
International Paper Co	470,962	14,543	Essex Property Trust Inc	113,312	15,352
			Host Hotels & Resorts Inc	1,088,766	19,369
Gas - 1.68%				$ 34,721
Questar Corp	727,998	12,791	Retail - 3.32%
UGI Corp	475,536	15,835	Signet Jewelers Ltd (a)	304,978	13,343
	$ 28,626		Walgreen Co	321,175	13,720
Healthcare - Products - 0.82%			Wal-Mart Stores Inc	537,428	29,548
Johnson & Johnson	213,699	14,044		$ 56,611
			Semiconductors - 1.50%
Healthcare - Services - 5.51%			LSI Corp (a)	1,742,170	12,770
Aetna Inc	549,988	22,758

See accompanying notes

150

Schedule of Investments
LargeCap Value Fund
April 30, 2011 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
Semiconductors (continued)
Micron Technology Inc (a)	1,128,416 $	12,740	Financial	27 .14%
			Consumer, Non-cyclical	19 .05%
		$ 25,510	Energy	15 .35%
Software - 1.75%			Industrial	10 .19%
CA Inc	592,331	14,565	Communications	9 .88%
Oracle Corp	421,847	15,208	Utilities	5 .50%
		$ 29,773	Technology	5 .07%
Telecommunications - 4.69%			Consumer, Cyclical	5 .02%
AT&T Inc	673,173	20,949	Basic Materials	2 .76%
CenturyLink Inc	340,125	13,870	Other Assets in Excess of Liabilities, Net	0 .04%
Motorola Solutions Inc (a)	237,123	10,879
			TOTAL NET ASSETS	100.00%
Verizon Communications Inc	907,907	34,301
		$ 79,999
Transportation - 1.58%
CSX Corp	342,803	26,975

Water - 0.83%
American Water Works Co Inc	481,845	14,157

TOTAL COMMON STOCKS		$ 1,667,236
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.13%	(000's)	Value (000's)
Banks - 2.13%
Investment in Joint Trading Account; Credit Suisse $	7,323	$ 7,323
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $7,469,386; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	10,870	10,870
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $11,087,368;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	4,005	4,005
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,084,820; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	10,045	10,045
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $10,245,755;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	4,005	4,004
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,084,820; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 36,247
TOTAL REPURCHASE AGREEMENTS		$ 36,247
Total Investments		$ 1,703,483
Other Assets in Excess of Liabilities, Net - 0.04%		$ 652
TOTAL NET ASSETS - 100.00%		$ 1,704,135

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,034 or 0.30% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 199,140
Unrealized Depreciation	(6,643)
Net Unrealized Appreciation (Depreciation)	$ 192,497
Cost for federal income tax purposes	$ 1,510,986
All dollar amounts are shown in thousands (000's)

See accompanying notes

151

Schedule of Investments
LargeCap Value Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2011	Long	485 $	31,653	$ 32,973	$ 1,320
					$ 1,320
All dollar amounts are shown in thousands (000's)

See accompanying notes

152

Schedule of Investments MidCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS - 99.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.52%			Holding Companies - Diversified - 1.47%
Lamar Advertising Co (a)	270,276 $	8,789	Leucadia National Corp	637,830 $	24,658

Aerospace & Defense - 0.56%			Insurance - 11.24%
Alliant Techsystems Inc	131,927	9,321	Alleghany Corp (a)	16,432	5,406
			Aon Corp	415,189	21,660
Banks - 2.09%			Brown & Brown Inc	639,534	16,532
CIT Group Inc (a)	451,142	19,155	Everest Re Group Ltd	170,179	15,507
M&T Bank Corp	180,305	15,934	Fairfax Financial Holdings Ltd	22,400	9,046
	$ 35,089		Fidelity National Financial Inc	118,010	1,822
Beverages - 1.01%			Loews Corp	1,003,282	44,405
Molson Coors Brewing Co	346,077	16,871	Markel Corp (a)	84,194	35,133
			Marsh & McLennan Cos Inc	423,255	12,816
Commercial Services - 7.18%			Progressive Corp/The	576,643	12,652
Iron Mountain Inc	1,698,133	54,086	White Mountains Insurance Group Ltd	38,321	13,700
Live Nation Entertainment Inc (a)	519,344	5,759		$ 188,679
Mastercard Inc	80,151	22,113	Internet - 1.03%
SAIC Inc (a)	1,364,937	23,750	Liberty Media Corp - Interactive (a)	988,278	17,275
Western Union Co/The	700,746	14,891
	$ 120,599		Investment Companies - 0.18%
Consumer Products - 1.46%			RHJ International (a),(b)	365,861	3,000
Clorox Co	351,603	24,493
			Media - 10.49%
Distribution & Wholesale - 0.31%			Discovery Communications Inc - A Shares (a)	37,730	1,670
Fastenal Co	76,390	5,125	Discovery Communications Inc - C Shares (a)	774,620	30,567
			DISH Network Corp (a)	1,417,511	35,494
Diversified Financial Services - 2.68%			Liberty Global Inc - A Shares (a)	631,664	29,372
Ameriprise Financial Inc	228,845	14,202	Liberty Global Inc - B Shares (a)	250,488	11,119
BlackRock Inc	103,049	20,192	Liberty Media Corp - Capital Series A (a)	702,926	57,830
CME Group Inc	31,732	9,385	Liberty Media Corp - Starz (a)	130,958	10,064
LPL Investment Holdings Inc (a)	32,853	1,205		$ 176,116
	$ 44,984		Mining - 5.00%
Electric - 1.79%			Franco-Nevada Corp	910,488	36,106
AES Corp/The (a)	88,924	1,177	Newmont Mining Corp	521,262	30,551
Brookfield Infrastructure Partners LP	243,714	5,727	Royal Gold Inc	283,464	17,286
Calpine Corp (a)	714,298	11,965		$ 83,943
FirstEnergy Corp	279,649	11,175	Miscellaneous Manufacturing - 0.96%
	$ 30,044		Tyco International Ltd	330,384	16,103
Electronics - 1.50%
Gentex Corp	804,914	25,234	Oil & Gas - 6.01%
			Cimarex Energy Co	130,351	14,415
Energy - Alternate Sources - 1.69%			Denbury Resources Inc (a)	620,372	14,002
Covanta Holding Corp	1,654,357	28,405	EOG Resources Inc	334,852	37,808
			EQT Corp	466,455	24,540
Entertainment - 1.17%			Nabors Industries Ltd (a)	330,995	10,142
Ascent Media Corp (a)	162,994	7,829		$ 100,907
International Game Technology	663,388	11,735	Oil & Gas Services - 0.25%
	$ 19,564		Weatherford International Ltd (a)	194,468	4,197
Food - 1.76%
Kellogg Co	231,365	13,250	Pharmaceuticals - 2.53%
Sysco Corp	563,919	16,303	Mead Johnson Nutrition Co	264,692	17,702
	$ 29,553		Valeant Pharmaceuticals International Inc	470,186	24,746
Gas - 1.29%				$ 42,448
National Fuel Gas Co	169,798	12,446	Pipelines - 2.08%
Questar Corp	524,575	9,217	Williams Cos Inc	1,055,280	35,004
	$ 21,663
Healthcare - Products - 3.77%			Private Equity - 1.52%
Becton Dickinson and Co	200,835	17,260	Onex Corp	681,968	25,588
Covidien PLC	152,335	8,483
CR Bard Inc	79,950	8,535	Real Estate - 3.14%
DENTSPLY International Inc	438,572	16,464	Brookfield Asset Management Inc	1,100,523	36,999
St Jude Medical Inc	235,308	12,575	Forest City Enterprises Inc (a)	663,805	12,752
			Howard Hughes Corp/The (a)	46,810	3,032
	$ 63,317
Healthcare - Services - 4.73%				$ 52,783
Coventry Health Care Inc (a)	442,378	14,276	REITS - 1.33%
Laboratory Corp of America Holdings (a)	388,839	37,511	General Growth Properties Inc	1,337,872	22,342
Lincare Holdings Inc	470,158	14,772
Quest Diagnostics Inc	228,588	12,888	Retail - 7.43%
			AutoZone Inc (a)	47,031	13,281
	$ 79,447		Copart Inc (a)	301,419	13,675
			O'Reilly Automotive Inc (a)	901,320	53,232

See accompanying notes

153

Schedule of Investments MidCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Unrealized Appreciation (Depreciation)
TJX Cos Inc	575,859 $	30,878	The net federal income tax unrealized appreciation (depreciation) and federal tax
Yum! Brands Inc	256,358	13,751	cost of investments held as of the period end were as follows:
		$ 124,817
Savings & Loans - 0.15%			Unrealized Appreciation	$ 404,630
BankUnited Inc	90,799	2,551	Unrealized Depreciation	(34,429)
			Net Unrealized Appreciation (Depreciation)	$ 370,201
Semiconductors - 1.07%			Cost for federal income tax purposes	$ 1,308,720
Microchip Technology Inc	437,584	17,958	All dollar amounts are shown in thousands (000's)

Software - 5.67%			Portfolio Summary (unaudited)
Broadridge Financial Solutions Inc	408,065	9,484	Sector	Percent
Dun & Bradstreet Corp	242,127	19,898	Financial	23 .10%
Fidelity National Information Services Inc	613,683	20,313	Consumer, Non-cyclical	22 .44%
Intuit Inc (a)	390,592	21,701	Communications	14 .86%
Microsoft Corp	915,812	23,829	Consumer, Cyclical	10 .17%
		$ 95,225	Energy	10 .03%
Telecommunications - 2.82%			Technology	6 .74%
American Tower Corp (a)	317,637	16,615	Basic Materials	5 .00%
EchoStar Holding Corp (a)	451,636	16,747	Industrial	3 .10%
Telephone & Data Systems Inc	110,868	3,721	Utilities	3 .08%
Telephone & Data Systems Inc - Special Shares	353,572	10,307	Diversified	1 .47%
		$ 47,390	Other Assets in Excess of Liabilities, Net	0 .01%
Textiles - 1.26%			TOTAL NET ASSETS	100.00%
Cintas Corp	420,959	13,071
Mohawk Industries Inc (a)	135,986	8,164
		$ 21,235
Transportation - 0.08%
Heartland Express Inc	73,264	1,264

TOTAL COMMON STOCKS		$ 1,665,981
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.77%	(000's)	Value (000's)
Banks - 0.77%
Investment in Joint Trading Account; Credit Suisse $	2,614	$ 2,614
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $2,666,450; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	3,880	3,880
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,958,013; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	1,430	1,430
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,458,215; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	3,586	3,586
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $3,657,570; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	1,430	1,430
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,458,215; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 12,940
TOTAL REPURCHASE AGREEMENTS		$ 12,940
Total Investments		$ 1,678,921
Other Assets in Excess of Liabilities, Net - 0.01%		$ 137
TOTAL NET ASSETS - 100.00%		$ 1,679,058

(a) Non-Income Producing Security
(b)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,000 or 0.18% of net assets.

See accompanying notes

154

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 4.14%				Amount
BlackRock Liquidity Funds TempFund Portfolio	27,980,000 $	27,980	MUNICIPAL BONDS - 7.69%	(000's)	Value (000's)
DWS Money Market Series	24,500,000	24,500	California - 3.50%
	$ 52,480		California Statewide Communities Development
TOTAL INVESTMENT COMPANIES	$ 52,480		Authority FANNIE MAE
	Principal		0.22%, 05/07/2011	$ 300	$ 300
	Amount		City of Santa Rosa CA
BONDS - 12.22%	(000's) Value (000's)		0.53%, 05/07/2011	4,465	4,465
Automobile Asset Backed Securities - 2.14%			Kern Water Bank Authority
Ally Auto Receivables Trust			0.21%, 05/07/2011	5,453	5,453
0.34%, 11/15/2011(a)	$ 1,450 $	1,450	San Jose Redevelopment Agency
AmeriCredit Automobile Receivables Trust			0.23%, 05/07/2011	26,510	26,510
0.32%, 02/08/2012	2,542	2,542	Santa Rosa Rancheria Tachi Yokut Tribe
CarMax Auto Owner Trust			Enterprise
0.33%, 03/15/2012(a)	4,866	4,866	0.25%, 05/07/2011	7,785	7,785
Ford Credit Auto Lease Trust					$ 44,513
0.38%, 11/15/2011(b)	1,115	1,115	Colorado - 0.16%
Honda Auto Receivables Owner Trust			Colorado Housing & Finance Authority
0.32%, 03/15/2012(a)	6,109	6,109	0.26%, 05/07/2011	325	325
Nissan Auto Receivables Owner Trust			County of Kit Carson CO
0.36%, 10/17/2011(a)	1,248	1,248	0.25%, 05/07/2011	1,700	1,700
Santander Consumer Acquired Receivables Trust					$ 2,025
0.36%, 01/17/2012(b)	1,458	1,458	Georgia - 0.18%
Santander Drive Auto Receivables Trust			Savannah College of Art & Design Inc
0.31%, 05/15/2012(c)	5,800	5,800	0.28%, 05/07/2011	2,300	2,300
World Omni Automobile Lease Securitization
Trust			Illinois - 1.28%
0.30%, 04/15/2012(c)	2,500	2,500	Memorial Health System/IL
	$ 27,088		0.25%, 05/07/2011	16,205	16,205
Banks - 0.63%
JP Morgan Chase Bank NA			Indiana - 0.25%
0.25%, 05/21/2012(a)	8,000	8,000	Ball State University Foundation Inc
			0.25%, 05/02/2011	3,150	3,150
Diversified Financial Services - 4.98%
Corporate Finance Managers Inc			Minnesota - 0.57%
0.21%, 05/07/2011	13,015	13,015	City of St Paul MN
ING USA Global Funding Trust			0.21%, 05/07/2011	2,300	2,300
1.06%, 06/03/2011(a),(d)	15,000	15,000	Minnesota Housing Finance Agency GO OF AGY
MetLife			0.21%, 05/07/2011	4,960	4,960
0.66%, 08/16/2011(a),(d)	15,000	15,000			$ 7,260
NGSP Inc			New Mexico - 0.32%
0.27%, 05/07/2011	20,000	20,000	City of Las Cruces NM
	$ 63,015		0.21%, 05/07/2011	4,000	4,000
Healthcare - Services - 1.27%
Everett Clinic PS			New York - 0.65%
0.29%, 05/07/2011	4,900	4,900	Housing Development Corp/NY
Portland Clinic LLP/The			0.23%, 05/07/2011	2,730	2,730
0.28%, 05/07/2011	11,200	11,200	0.26%, 05/07/2011	5,400	5,400
	$ 16,100				$ 8,130
Insurance - 1.26%			North Carolina - 0.15%
New York Life Insurance Co			North Carolina Capital Facilities Finance Agency
0.33%, 07/28/2011(a),(d)	16,000	16,000	0.28%, 05/07/2011	1,855	1,855

Other Asset Backed Securities - 1.20%			Oklahoma - 0.41%
CNH Equipment Trust			Oklahoma University Hospital
0.43%, 12/09/2011	3,242	3,242	0.28%, 05/07/2011	5,200	5,200
GE Equipment Midticket LLC
0.35%, 09/14/2011(b)	135	135	Oregon - 0.07%
John Deere Owner Trust			Lake Oswego Redevelopment Agency
0.31%, 05/11/2012	7,900	7,900	0.26%, 05/07/2011	890	890
Macquarie Equipment Funding Trust
0.43%, 03/20/2012(a),(b)	3,931	3,932	Washington - 0.15%
	$ 15,209		Washington State Housing Finance Commission
Pharmaceuticals - 0.74%			0.30%, 05/07/2011	230	230
Sanofi-Aventis SA			Washington State Housing Finance
0.36%, 03/28/2012(a)	9,400	9,400	Commission FANNIE MAE
			0.22%, 05/07/2011	945	945
TOTAL BONDS	$ 154,812		0.23%, 05/07/2011	680	680
					$ 1,855
			TOTAL MUNICIPAL BONDS		$ 97,383

See accompanying notes

155

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Maturity			Principal
	Amount			Amount
REPURCHASE AGREEMENTS - 7.38%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Banks - 7.38%			Commercial Services (continued)
Credit Suisse Repurchase Agreement; 0.03% dated $	44,000	$ 44,000	Salvation Army/United States
04/29/11 maturing 05/02/11 (collateralized by			0.25%, 06/13/2011	$ 7,000	$ 6,998
US Treasury Strips; $44,880,000; 6.63% -					$ 12,498
8.75%; dated 08/15/20 - 02/15/27)			Diversified Financial Services - 34.34%
Deutsche Bank Repurchase Agreement; 0.03%	49,500	49,500	BNP Paribas Finance Inc
dated 04/29/11 maturing 05/02/11			0.27%, 07/05/2011	7,000	6,997
(collateralized by Sovereign Agency Issues;			0.40%, 09/16/2011	8,000	7,988
$50,490,000; 0.00% - 5.63%; dated 08/01/11			0.46%, 08/16/2011	7,900	7,889
- 04/01/56)			0.47%, 08/04/2011	6,000	5,992
		$ 93,500	CAFCO LLC
TOTAL REPURCHASE AGREEMENTS		$ 93,500	0.30%, 05/13/2011(b)	7,000	6,999
	Principal		0.33%, 07/15/2011(b)	8,000	7,994
	Amount		0.37%, 08/11/2011(b)	8,000	7,992
COMMERCIAL PAPER - 69.08%	(000's)	Value (000's)	0.40%, 07/08/2011(b)	7,000	6,995
Banks - 19.16%			Charta Corp
Abbey National North America LLC			0.26%, 05/12/2011(b)	5,120	5,120
0.42%, 06/02/2011	$ 4,700	$ 4,698	0.29%, 06/15/2011(b)	8,700	8,697
0.44%, 05/03/2011	7,000	7,000	0.38%, 09/01/2011(b)	7,900	7,890
Australia & New Zealand Banking Group Ltd			0.38%, 09/19/2011(b)	8,100	8,088
0.35%, 06/13/2011(b),(e)	8,700	8,696	CRC Funding LLC
Bank of America Corp			0.27%, 06/14/2011(b)	7,000	6,998
0.08%, 05/02/2011	7,000	7,000	0.39%, 07/12/2011(b)	7,000	6,994
0.18%, 05/18/2011	8,000	7,999	0.40%, 08/08/2011(b)	8,000	7,991
0.22%, 06/17/2011	8,000	7,998	Credit Agricole North America Inc
0.23%, 07/14/2011	8,000	7,996	0.29%, 07/01/2011	8,000	7,996
Bank of Nova Scotia/New York			0.45%, 07/19/2011	4,200	4,196
0.07%, 05/02/2011	9,000	9,000	Danske Corp
0.27%, 06/01/2011	8,000	7,998	0.30%, 05/09/2011(b)	6,000	6,000
0.31%, 08/08/2011	6,800	6,794	Gemini Securitization Corp LLC
0.32%, 07/25/2011	6,900	6,895	0.24%, 05/05/2011(b)	3,000	3,000
Barclays Bank PLC			0.25%, 07/07/2011(b)	7,000	6,997
0.30%, 06/15/2011(b),(e)	7,000	6,998	0.30%, 05/19/2011(b)	15,100	15,098
BPCE SA			ING US Funding LLC
0.34%, 07/08/2011(b),(e)	5,000	4,997	0.30%, 05/20/2011	9,000	8,998
0.37%, 08/03/2011(b),(e)	7,000	6,993	John Deere Credit Inc
Credit Suisse/New York NY			0.14%, 06/08/2011(b)	8,000	7,999
0.34%, 06/15/2011	7,900	7,897	John Deere Credit Ltd/Australia
0.37%, 07/11/2011	7,800	7,794	0.08%, 05/02/2011(b)	12,000	12,000
Deutsche Bank Financial LLC			0.18%, 05/05/2011(b)	8,000	8,000
0.50%, 06/10/2011	6,600	6,596	Jupiter Securitization Co LLC
DnB NOR Bank ASA			0.15%, 05/12/2011(b)	7,500	7,500
0.39%, 09/07/2011(b),(e)	8,000	7,989	0.16%, 05/13/2011(b)	7,000	7,000
0.40%, 08/22/2011(b),(e)	5,000	4,994	0.22%, 06/01/2011(b)	7,000	6,999
Intesa Funding LLC			0.26%, 05/10/2011(b)	7,900	7,899
0.29%, 06/16/2011	8,000	7,997	National Rural Utilities Cooperative Finance Corp
0.30%, 06/14/2011	8,000	7,997	0.18%, 06/20/2011	8,000	7,998
0.40%, 06/06/2011	8,000	7,997	Nieuw Amsterdam Receivables Corp
0.46%, 05/26/2011	3,500	3,499	0.23%, 06/08/2011(b)	3,500	3,499
Skandinaviska Enskilda Banken AB			0.25%, 07/06/2011(b)	5,700	5,697
0.35%, 08/05/2011(b),(e)	7,000	6,994	0.26%, 05/04/2011(b)	7,300	7,300
Standard Chartered Bank/New York			0.26%, 05/06/2011(b)	8,000	8,000
0.27%, 05/02/2011(b)	7,000	7,000	Nordea North America Inc/DE
0.34%, 08/10/2011(b)	6,900	6,894	0.30%, 05/06/2011	8,000	8,000
0.36%, 06/22/2011(b)	7,000	6,996	0.38%, 06/02/2011	8,000	7,997
Svenska Handelsbanken Inc			PACCAR Financial Corp
0.30%, 07/01/2011(b)	6,133	6,130	0.13%, 05/20/2011	7,000	6,999
UBS Finance Delaware LLC			Rabobank USA Financial Corp
0.41%, 06/20/2011	7,000	6,996	0.27%, 07/05/2011	6,500	6,497
0.49%, 08/16/2011	6,700	6,690	0.30%, 05/05/2011	8,000	8,000
0.53%, 07/15/2011	7,000	6,992	0.35%, 08/15/2011	6,000	5,994
0.53%, 07/19/2011	8,600	8,590	0.37%, 08/03/2011	5,000	4,995
Westpac Banking Corp			Reckitt Benckiser Treasury Services PLC
0.30%, 11/15/2011(b),(e)	8,000	7,987	0.42%, 10/05/2011(b)	7,000	6,987
0.35%, 09/07/2011(b),(e)	7,700	7,690	0.42%, 11/21/2011(b)	8,000	7,981
		$ 242,781	0.46%, 11/07/2011(b)	8,000	7,980
Commercial Services - 0.99%			River Fuel Co NO.2 Inc
Salvation Army Eastern Territory			0.23%, 07/29/2011	8,000	7,995
0.28%, 05/04/2011	5,500	5,500	Sheffield Receivables Corp
			0.17%, 06/28/2011(b)	8,000	7,998

See accompanying notes

156

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Supranational Bank (continued)
Sheffield Receivables Corp (continued)			Corp Andina de Fomento (continued)
0.18%, 05/05/2011(b)	$ 7,000	$ 7,000	0.51%, 07/20/2011(b)	$ 8,000	$ 7,991
0.19%, 05/09/2011(b)	3,000	3,000			$ 30,272
Societe Generale North America Inc			TOTAL COMMERCIAL PAPER		$ 875,114
0.29%, 05/02/2011	6,000	6,000		Principal
0.37%, 08/01/2011	6,500	6,494		Amount
Starbird Funding Corp			CERTIFICATE OF DEPOSIT - 0.63%	(000's)	Value (000's)
0.15%, 06/02/2011(b)	7,000	6,999	Banks - 0.63%
0.23%, 07/29/2011(b)	7,000	6,996	Credit Suisse/New York NY
0.27%, 06/16/2011(b)	5,500	5,498	0.30%, 11/22/2011(a),(e)	8,000	8,000
0.27%, 06/21/2011(b)	8,000	7,997
Thunder Bay Funding LLC			TOTAL CERTIFICATE OF DEPOSIT		$ 8,000
0.18%, 06/13/2011(b)	7,000	6,998
0.25%, 06/09/2011(b)	6,900	6,898	Total Investments		$ 1,281,289
			Liabilities in Excess of Other Assets, Net - (1.14)%		$ (14,422)
Toyota Credit Canada Inc			TOTAL NET ASSETS - 100.00%		$ 1,266,867
0.27%, 06/10/2011	8,000	7,998
0.30%, 05/09/2011	6,900	6,899
Toyota Motor Credit Corp			(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
0.26%, 05/25/2011	8,000	7,999	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC			1933. These securities may be resold in transactions exempt from
0.20%, 07/14/2011(b)	8,000	7,997	registration, normally to qualified institutional buyers. Unless otherwise
		$ 434,996	indicated, these securities are not considered illiquid. At the end of the
Electric - 5.02%			period, the value of these securities totaled $542,915 or 42.85% of net
GDF Suez			assets.
0.25%, 05/27/2011(b)	8,000	7,999	(c) Security purchased on a when-issued basis.
0.25%, 06/03/2011(b)	6,000	5,999	(d) Security is Illiquid
0.27%, 05/02/2011(b)	3,500	3,500	(e)	Security issued by foreign bank and denominated in USD.
0.28%, 05/09/2011(b)	8,000	7,999
0.33%, 05/11/2011(b)	6,100	6,099
Oglethorpe Power Corp
0.20%, 05/03/2011(b)	7,000	7,000	Unrealized Appreciation (Depreciation)
0.23%, 05/09/2011(b)	4,000	4,000	The net federal income tax unrealized appreciation (depreciation) and federal tax
Southern Co Funding Corp			cost of investments held as of the period end were as follows:
0.23%, 05/03/2011(b)	6,000	6,000
0.23%, 05/31/2011(b)	15,000	14,997	Unrealized Appreciation		$ —
		$ 63,593	Unrealized Depreciation		—
			Net Unrealized Appreciation (Depreciation)		$ —
Healthcare - Services - 0.63%			Cost for federal income tax purposes		$ 1,281,289
Catholic Health Initiatives			All dollar amounts are shown in thousands (000's)
0.32%, 05/19/2011	8,000	8,000

Insurance - 2.44%			Portfolio Summary (unaudited)
New York Life Capital Corp			Sector		Percent
0.15%, 05/17/2011(b)	7,660	7,659	Financial		70 .82%
0.22%, 05/03/2011(b)	6,250	6,250	Revenue Bonds		7 .08%
Prudential Funding LLC			Utilities		5 .02%
0.21%, 05/27/2011	8,000	7,999	Exchange Traded Funds		4 .14%
Prudential PLC			Consumer, Non-cyclical		3 .63%
0.32%, 05/23/2011(b)	9,000	8,998	Energy		3 .56%
		$ 30,906	Asset Backed Securities		3 .34%
			Government		2 .39%
Miscellaneous Manufacturing - 0.55%			Industrial		0 .55%
Illinois Tool Works Inc
0.15%, 05/16/2011(b)	7,000	7,000	Insured		0 .54%
			Tax Allocation		0 .07%
Oil & Gas - 3.56%			Liabilities in Excess of Other Assets, Net		(1 .14)%
BP Capital Markets PLC			TOTAL NET ASSETS		100.00%
0.30%, 05/31/2011	8,000	7,998
0.31%, 05/24/2011(b)	7,200	7,199
0.32%, 05/26/2011(b)	8,000	7,998
Shell International Finance BV
0.40%, 05/02/2011(b)	8,000	8,000
0.73%, 07/01/2011(b)	6,900	6,891
Total Capital Canada Ltd
0.41%, 12/16/2011(b)	7,000	6,982
		$ 45,068
Supranational Bank - 2.39%
Corp Andina de Fomento
0.28%, 08/12/2011(b)	7,000	6,994
0.36%, 08/29/2011(b)	8,000	7,990
0.44%, 06/07/2011(b)	7,300	7,297

See accompanying notes 157

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.13%			Consumer Products (continued)
Boeing Co/The	263,883 $	21,053	WD-40 Co	99,551 $	4,131
Northrop Grumman Corp	91,582	5,825		$ 27,357
Teledyne Technologies Inc (a)	107,600	5,433	Cosmetics & Personal Care - 0.63%
	$ 32,311		Procter & Gamble Co	147,625	9,581
Agriculture - 0.54%
Archer-Daniels-Midland Co	219,850	8,139	Distribution & Wholesale - 0.37%
			Pool Corp	184,816	5,593
Airlines - 0.84%
Alaska Air Group Inc (a)	131,387	8,654	Diversified Financial Services - 2.81%
Cathay Pacific Airways Ltd ADR	326,066	4,112	Ameriprise Financial Inc	19,684	1,222
	$ 12,766		Charles Schwab Corp/The	1,149,340	21,044
Apparel - 1.33%			Franklin Resources Inc	156,915	20,261
Columbia Sportswear Co	42,908	2,917		$ 42,527
Nike Inc	208,262	17,144	Electric - 0.60%
	$ 20,061		Edison International	150,575	5,913
Automobile Manufacturers - 1.12%			PG&E Corp	67,030	3,089
Nissan Motor Co Ltd ADR	130,857	2,509	Xcel Energy Inc	5,100	124
PACCAR Inc	271,552	14,422		$ 9,126
	$ 16,931		Electronics - 1.86%
Automobile Parts & Equipment - 0.67%			Electro Scientific Industries Inc (a)	73,121	1,203
Johnson Controls Inc	248,345	10,185	FEI Co (a)	222,964	7,237
			FLIR Systems Inc	68,200	2,402
Banks - 4.82%			Itron Inc (a)	66,975	3,645
Barclays PLC ADR	49,140	936	Thermo Fisher Scientific Inc (a)	45,670	2,740
City National Corp/CA	88,934	5,079	Trimble Navigation Ltd (a)	111,008	5,200
East West Bancorp Inc	188,374	3,980	Waters Corp (a)	58,300	5,713
JP Morgan Chase & Co	377,344	17,218		$ 28,140
PNC Financial Services Group Inc	24,075	1,501	Engineering & Construction - 0.84%
State Street Corp	207,190	9,645	Granite Construction Inc	124,914	3,395
US Bancorp	336,225	8,681	Jacobs Engineering Group Inc (a)	187,586	9,306
Wells Fargo & Co	772,118	22,477		$ 12,701
Westamerica Bancorporation	66,364	3,371	Environmental Control - 0.54%
	$ 72,888		Energy Recovery Inc (a)	163,176	504
Beverages - 1.27%			Waste Connections Inc	251,011	7,724
Brown-Forman Corp	70,957	5,099		$ 8,228
PepsiCo Inc	205,919	14,186	Food - 1.78%
	$ 19,285		Campbell Soup Co	52,700	1,770
Biotechnology - 1.27%			Dairy Farm International Holdings Ltd ADR	173,729	7,618
Dendreon Corp (a)	48,316	2,098	Dean Foods Co (a)	81,693	914
Gilead Sciences Inc (a)	237,469	9,223	General Mills Inc	246,567	9,513
Life Technologies Corp (a)	141,857	7,831	Kroger Co/The	204,145	4,963
	$ 19,152		Ralcorp Holdings Inc (a)	27,075	2,106
Building Materials - 0.59%				$ 26,884
Apogee Enterprises Inc	180,061	2,571	Gas - 2.01%
Cemex SAB de CV ADR(a)	111,691	970	Energen Corp	103,184	6,708
Simpson Manufacturing Co Inc	192,548	5,376	Northwest Natural Gas Co	15,325	709
	$ 8,917		Sempra Energy	418,140	23,039
Chemicals - 1.10%				$ 30,456
CF Industries Holdings Inc	43,185	6,113	Healthcare - Products - 2.58%
FMC Corp	72,365	6,388	Becton Dickinson and Co	70,783	6,083
Sigma-Aldrich Corp	59,110	4,172	Johnson & Johnson	206,846	13,594
	$ 16,673		Medtronic Inc	131,260	5,480
Commercial Services - 1.15%			ResMed Inc (a)	83,160	2,652
AMN Healthcare Services Inc (a)	98,273	848	Techne Corp	53,312	4,143
Hertz Global Holdings Inc (a)	419,000	7,211	Varian Medical Systems Inc (a)	100,318	7,042
Resources Connection Inc	155,754	2,304		$ 38,994
Robert Half International Inc	146,320	4,438	Healthcare - Services - 0.73%
TrueBlue Inc (a)	181,500	2,555	DaVita Inc (a)	102,225	9,005
	$ 17,356		Health Net Inc (a)	56,410	1,879
Computers - 3.28%			Sun Healthcare Group Inc (a)	11,459	135
Apple Inc (a)	42,182	14,689		$ 11,019
Hewlett-Packard Co	345,042	13,929	Home Builders - 0.06%
IBM Corp	113,050	19,284	KB Home	34,875	412
Mentor Graphics Corp (a)	123,046	1,815	Winnebago Industries Inc (a)	44,617	552
	$ 49,717			$ 964
Consumer Products - 1.81%			Insurance - 1.75%
Clorox Co	168,090	11,709	Fidelity National Financial Inc	96,725	1,493
Kimberly-Clark Corp	100,490	6,639	HCC Insurance Holdings Inc	234,631	7,635
Tupperware Brands Corp	76,612	4,878	MetLife Inc	133,140	6,230
			StanCorp Financial Group Inc	254,485	10,968

See accompanying notes

158

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
XL Group PLC	9,050 $	221	HCP Inc	282,385 $	11,188
	$ 26,547		Nationwide Health Properties Inc	114,188	5,001
Internet - 2.37%			Plum Creek Timber Co Inc	84,475	3,640
Amazon.com Inc (a)	49,550	9,737	Sabra Healthcare REIT Inc	47,535	800
eBay Inc (a)	255,750	8,798	Weyerhaeuser Co	723,646	16,651
Google Inc (a)	31,897	17,355		$ 54,408
	$ 35,890		Retail - 7.58%
Iron & Steel - 1.39%			Best Buy Co Inc	109,850	3,429
Reliance Steel & Aluminum Co	131,040	7,418	Copart Inc (a)	194,443	8,822
Schnitzer Steel Industries Inc	218,629	13,570	Costco Wholesale Corp	338,452	27,388
	$ 20,988		CVS Caremark Corp	68,700	2,490
Leisure Products & Services - 0.66%			Home Depot Inc	147,900	5,493
Ambassadors Group Inc	172,479	1,739	Jack in the Box Inc (a)	138,937	2,869
Carnival Corp	137,525	5,235	McDonald's Corp	155,600	12,185
Harley-Davidson Inc	82,036	3,057	Nordstrom Inc	298,681	14,202
	$ 10,031		Ross Stores Inc	22,210	1,637
Lodging - 0.39%			Starbucks Corp	575,463	20,826
Red Lion Hotels Corp (a)	677,493	5,928	Wal-Mart Stores Inc	220,775	12,138
			Yum! Brands Inc	59,880	3,212
Machinery - Diversified - 1.34%				$ 114,691
Cascade Corp	101,786	4,662	Savings & Loans - 0.88%
Deere & Co	160,760	15,674	Washington Federal Inc	829,009	13,339
	$ 20,336
Media - 1.54%			Semiconductors - 3.60%
Walt Disney Co/The	539,922	23,271	Applied Materials Inc	703,012	11,030
			Avago Technologies Ltd	124,320	4,160
Metal Fabrication & Hardware - 0.55%			Intel Corp	737,225	17,096
			LSI Corp (a)	358,751	2,629
Precision Castparts Corp	54,015	8,346
			Microchip Technology Inc	265,588	10,900
			Novellus Systems Inc (a)	75,950	2,438
Mining - 0.77%			QLogic Corp (a)	184,250	3,313
Freeport-McMoRan Copper & Gold Inc	212,665	11,703	Supertex Inc (a)	133,988	2,893
Miscellaneous Manufacturing - 1.78%				$ 54,459
Aptargroup Inc	57,725	3,028	Shipbuilding - 0.04%
Crane Co	107,237	5,352	Huntington Ingalls Industries Inc (a)	14,067	563
General Electric Co	904,418	18,495
	$ 26,875		Software - 5.34%
			Actuate Corp (a)	407,744	2,377
Oil & Gas - 11.25%			Adobe Systems Inc (a)	413,280	13,865
Apache Corp	205,645	27,427	Autodesk Inc (a)	132,875	5,977
Berry Petroleum Co	81,012	4,304	Informatica Corp (a)	92,025	5,154
Chevron Corp	446,693	48,886
CNOOC Ltd ADR	23,510	5,865	Microsoft Corp	1,065,872	27,734
			Omnicell Inc (a)	162,915	2,506
Devon Energy Corp	184,115	16,754
Exxon Mobil Corp	233,698	20,565	Oracle Corp	503,486	18,151
Nabors Industries Ltd (a)	152,517	4,673	Quality Systems Inc	12,238	1,098
			Quest Software Inc (a)	129,250	3,329
Occidental Petroleum Corp	266,092	30,412	Tyler Technologies Inc (a)	26,365	654
Total SA ADR	176,975	11,367
	$ 170,253			$ 80,845
Oil & Gas Services - 0.50%			Telecommunications - 4.76%
Natural Gas Services Group Inc (a)	149,293	2,692	AT&T Inc	731,600	22,767
Schlumberger Ltd	54,345	4,877	China Mobile Ltd ADR	128,535	5,924
	$ 7,569		Cisco Systems Inc	728,615	12,795
Pharmaceuticals - 5.65%			Corning Inc	256,500	5,371
			Polycom Inc (a)	99,800	5,971
Abbott Laboratories	198,275	10,318
Allergan Inc/United States	270,023	21,483	Qualcomm Inc	111,925	6,362
Bristol-Myers Squibb Co	392,163	11,020	Verizon Communications Inc	338,275	12,780
Forest Laboratories Inc (a)	120,179	3,985		$ 71,970
McKesson Corp	236,057	19,595	Toys, Games & Hobbies - 0.47%
Medicis Pharmaceutical Corp	112,075	3,974	Mattel Inc	267,150	7,138
Obagi Medical Products Inc (a)	133,748	1,716
Teva Pharmaceutical Industries Ltd ADR	72,915	3,335	Transportation - 2.19%
VCA Antech Inc (a)	219,912	5,410	Con-way Inc	103,882	4,043
Watson Pharmaceuticals Inc (a)	75,412	4,677	Expeditors International of Washington Inc	391,278	21,235
	$ 85,513		Union Pacific Corp	75,405	7,802
Publicly Traded Investment Fund - 1.29%				$ 33,080
iShares Russell 3000 Index Fund	238,125	19,460	Trucking & Leasing - 0.36%
			Greenbrier Cos Inc (a)	202,519	5,482
REITS - 3.59%
Alexandria Real Estate Equities Inc	133,466	10,964
Essex Property Trust Inc	45,498	6,164

See accompanying notes

159

		Schedule of Investments
		Principal Capital Appreciation Fund
		April 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.23%
California Water Service Group	93,900 $	3,542

TOTAL COMMON STOCKS		$ 1,468,178
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.82%	(000's)	Value (000's)
Banks - 2.82%
Investment in Joint Trading Account; Credit Suisse $	8,609	$ 8,608
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $8,780,635; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	12,778	12,778
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $13,033,756;
0.00% - 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	4,708	4,708
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,801,910; 0.00%
- 9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	11,808	11,808
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $12,044,398;
0.00% - 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	4,708	4,708
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $4,801,910; 1.11%
- 2.38%; dated 06/22/12 - 07/28/15)
		$ 42,610
TOTAL REPURCHASE AGREEMENTS		$ 42,610
Total Investments		$ 1,510,788
Other Assets in Excess of Liabilities, Net - 0.18%		$ 2,664
TOTAL NET ASSETS - 100.00%		$ 1,513,452

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 530,338
Unrealized Depreciation	(17,256)
Net Unrealized Appreciation (Depreciation)	$ 513,082
Cost for federal income tax purposes	$ 997,706
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .41%
Financial	16 .67%
Consumer, Cyclical	13 .49%
Industrial	12 .22%
Technology	12 .22%
Energy	11 .75%
Communications	8 .67%
Basic Materials	3 .26%
Utilities	2 .84%
Exchange Traded Funds	1 .29%
Other Assets in Excess of Liabilities, Net	0 .18%
TOTAL NET ASSETS	100.00%

See accompanying notes

160

Schedule of Investments Real Estate Securities Fund April 30, 2011 (unaudited)

COMMON STOCKS - 96.90%	Shares Held Value (000's)			Maturity
Commercial Services - 1.01%				Amount
Corrections Corp of America (a)	749,800 $	18,662	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.46%			Investment in Joint Trading Account; Deutsche $	4,446	$ 4,446
Marriott International Inc/DE	387,345	13,673	Bank Repurchase Agreement; 0.03% dated
Starwood Hotels & Resorts Worldwide Inc	537,800	32,037	04/29/11 maturing 05/02/11 (collateralized by
	$ 45,710		Sovereign Agency Issues; $4,535,041; 0.00%
Real Estate - 1.53%			- 4.38%; dated 09/15/12 - 10/15/29)
CB Richard Ellis Group Inc (a)	451,723	12,066	Investment in Joint Trading Account; JP Morgan	1,638	1,638
Jones Lang LaSalle Inc	159,300	16,309	Repurchase Agreement; 0.02% dated
	$ 28,375		04/29/11 maturing 05/02/11 (collateralized by
REITS - 91.90%			Sovereign Agency Issues; $1,670,805; 0.00%
AMB Property Corp	471,870	17,176	- 9.80%; dated 06/15/11 - 09/26/19)
American Assets Trust Inc	433,740	9,577	Investment in Joint Trading Account; Merrill	4,109	4,109
American Campus Communities Inc	112,574	3,957	Lynch Repurchase Agreement; 0.03% dated
Apartment Investment & Management Co	1,597,979	43,082	04/29/11 maturing 05/02/11 (collateralized by
AvalonBay Communities Inc	551,370	69,809	Sovereign Agency Issues; $4,190,799; 0.00%
Boston Properties Inc	1,173,931	122,711	- 8.13%; dated 05/11/11 - 09/15/39)
Colonial Properties Trust	1,348,995	28,545	Investment in Joint Trading Account; Morgan	1,638	1,638
Digital Realty Trust Inc	854,417	51,556	Stanley Repurchase Agreement; 0.02% dated
Douglas Emmett Inc	935,748	19,473	04/29/11 maturing 05/02/11 (collateralized by
DuPont Fabros Technology Inc	978,490	23,934	Sovereign Agency Issues; $1,670,805; 1.11%
Education Realty Trust Inc	1,067,650	9,086	- 2.38%; dated 06/22/12 - 07/28/15)
Entertainment Properties Trust	653,900	31,132			$ 14,826
Equity Lifestyle Properties Inc	555,684	33,252	TOTAL REPURCHASE AGREEMENTS		$ 14,826
Equity One Inc	813,300	16,120	Total Investments		$ 1,831,808
Equity Residential	2,129,946	127,200	Other Assets in Excess of Liabilities, Net - 1.31%		$ 24,331
Essex Property Trust Inc	136,983	18,558	TOTAL NET ASSETS - 100.00%		$ 1,856,139
Federal Realty Investment Trust	376,858	32,998
General Growth Properties Inc	1,458,439	24,356
Glimcher Realty Trust	1,410,438	13,470	(a) Non-Income Producing Security
HCP Inc	1,473,972	58,399
Health Care REIT Inc	577,038	31,027
Hersha Hospitality Trust	2,000,577	11,883	Unrealized Appreciation (Depreciation)
Highwoods Properties Inc	248,500	9,170	The net federal income tax unrealized appreciation (depreciation) and federal tax
Home Properties Inc	131,664	8,348	cost of investments held as of the period end were as follows:
Host Hotels & Resorts Inc	4,445,088	79,078
Kimco Realty Corp	839,705	16,408	Unrealized Appreciation		$ 520,356
LaSalle Hotel Properties	1,115,815	31,399	Unrealized Depreciation		(1,197)
Macerich Co/The	212,080	11,202	Net Unrealized Appreciation (Depreciation)		$ 519,159
Mid-America Apartment Communities Inc	166,430	11,126	Cost for federal income tax purposes		$ 1,312,650
ProLogis	6,493,088	105,772	All dollar amounts are shown in thousands (000's)
PS Business Parks Inc	202,095	12,178
Public Storage Inc	946,170	110,995	Portfolio Summary (unaudited)
Ramco-Gershenson Properties Trust	746,730	9,625	Sector		Percent
Simon Property Group Inc	2,083,740	238,672	Financial		95 .22%
SL Green Realty Corp	831,406	68,616	Consumer, Cyclical		2 .46%
Tanger Factory Outlet Centers	641,580	17,727	Consumer, Non-cyclical		1 .01%
Taubman Centers Inc	214,315	12,462	Other Assets in Excess of Liabilities, Net		1 .31%
Ventas Inc	1,040,647	58,203
Vornado Realty Trust	1,112,303	107,537	TOTAL NET ASSETS		100.00%
	$ 1,705,819
TOTAL COMMON STOCKS	$ 1,798,566
CONVERTIBLE PREFERRED STOCKS -
0.99%	Shares Held Value (000's)
REITS - 0.99%
Digital Realty Trust Inc	509,800	18,416

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 18,416
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.80%	(000's)	Value (000's)
Banks - 0.80%
Investment in Joint Trading Account; Credit Suisse $ 2,995	$ 2,995
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $3,055,186; 0.00%; dated
08/15/14 - 08/15/37)

See accompanying notes

161

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 96.94%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.26%			Chemicals - 3.40%
General Dynamics Corp			Air Products & Chemicals Inc
1.80%, 7/15/2011	$ 2,600	$ 2,610	4.15%, 2/1/2013	$ 1,750	$ 1,825
			Airgas Inc
Automobile Asset Backed Securities - 0.14%			3.25%, 10/1/2015	12,000	12,128
Bank of America Auto Trust			Dow Chemical Co/The
2.67%, 7/15/2013(a)	173	175	7.60%, 5/15/2014	8,000	9,287
Ford Credit Auto Lease Trust			EI du Pont de Nemours & Co
1.04%, 3/15/2013(a)	72	72	5.00%, 7/15/2013	2,500	2,711
Ford Credit Auto Owner Trust			PPG Industries Inc
3.96%, 4/15/2012	39	39	5.75%, 3/15/2013	7,500	8,095
5.47%, 9/15/2012(b)	350	354			$ 34,046
Nissan Auto Lease Trust			Commercial Services - 0.65%
1.39%, 1/15/2016	625	628	Western Union Co/The
Nissan Auto Receivables Owner Trust			5.40%, 11/17/2011	5,000	5,130
4.28%, 7/15/2013	160	163	Yale University
		$ 1,431	2.90%, 10/15/2014	1,330	1,389
Automobile Floor Plan Asset Backed Securities - 0.02%					$ 6,519
Nissan Master Owner Trust Receivables			Computers - 1.30%
1.37%, 1/15/2015(a),(b)	230	233	Hewlett-Packard Co
			1.25%, 9/13/2013	3,500	3,508
Banks - 20.60%			4.25%, 2/24/2012	4,000	4,126
American Express Bank FSB			International Business Machines Corp
5.50%, 4/16/2013	4,150	4,462	2.10%, 5/6/2013	5,250	5,385
Bank of America Corp					$ 13,019
4.50%, 4/1/2015	5,250	5,523	Diversified Financial Services - 10.35%
4.88%, 1/15/2013	5,000	5,270	American Express Credit Corp
Bank of New York Mellon Corp/The			2.75%, 9/15/2015	4,000	3,987
2.95%, 6/18/2015	13,060	13,439	5.88%, 5/2/2013	7,000	7,580
Barclays Bank PLC			American Honda Finance Corp
2.50%, 1/23/2013	2,100	2,147	1.63%, 9/20/2013(a)	4,500	4,505
5.20%, 7/10/2014	7,500	8,165	2.38%, 3/18/2013(a)	800	814
Citigroup Inc			4.63%, 4/2/2013(a)	7,500	7,952
5.50%, 8/27/2012	3,050	3,211	BlackRock Inc
6.00%, 12/13/2013	10,000	10,941	2.25%, 12/10/2012	6,250	6,387
6.50%, 8/19/2013	5,000	5,494	Countrywide Financial Corp
Commonwealth Bank of Australia			5.80%, 6/7/2012	8,000	8,403
2.13%, 3/17/2014(a)	7,250	7,296	ERAC USA Finance LLC
3.75%, 10/15/2014(a)	12,500	13,129	2.75%, 7/1/2013(a)	6,250	6,353
Goldman Sachs Group Inc/The			5.60%, 5/1/2015(a)	3,750	4,111
3.70%, 8/1/2015	5,500	5,637	5.80%, 10/15/2012(a)	5,250	5,571
5.25%, 10/15/2013	5,000	5,398	FMR LLC
6.00%, 5/1/2014	6,000	6,630	4.75%, 3/1/2013(a)	11,500	12,105
ING Bank NV			Franklin Resources Inc
4.00%, 3/15/2016(a)	15,250	15,496	2.00%, 5/20/2013	7,500	7,624
JP Morgan Chase & Co			General Electric Capital Corp
2.20%, 6/15/2012	3,250	3,317	2.80%, 1/8/2013	5,250	5,389
3.70%, 1/20/2015	8,400	8,722	3.50%, 6/29/2015	3,500	3,639
5.38%, 10/1/2012	5,250	5,571	5.72%, 8/22/2011	5,000	5,060
5.60%, 6/1/2011	600	602	Jefferies Group Inc
Lloyds TSB Bank PLC			3.88%, 11/9/2015	1,000	1,013
4.88%, 1/21/2016	15,000	15,745	5.88%, 6/8/2014	5,500	5,974
Morgan Stanley			MassMutual Global Funding II
1.95%, 6/20/2012	4,500	4,577	2.30%, 9/28/2015(a)	6,500	6,440
2.88%, 1/24/2014	8,000	8,122	Toyota Motor Credit Corp
6.00%, 5/13/2014	6,500	7,118	3.20%, 6/17/2015	750	773
6.00%, 4/28/2015	4,500	4,963			$ 103,680
Regions Bank/Birmingham AL			Electric - 2.60%
3.25%, 12/9/2011	3,500	3,565	Commonwealth Edison Co
Santander US Debt SA Unipersonal			4.70%, 4/15/2015	1,500	1,621
2.49%, 1/18/2013(a)	4,750	4,733
			5.40%, 12/15/2011	4,500	4,634
Wells Fargo & Co			LG&E and KU Energy LLC
3.63%, 4/15/2015	5,850	6,134	2.13%, 11/15/2015(a)	2,500	2,404
4.38%, 1/31/2013	5,500	5,806	Nisource Finance Corp
Westpac Banking Corp			6.15%, 3/1/2013	4,250	4,605
2.25%, 11/19/2012	6,950	7,083	Oncor Electric Delivery Co LLC
3.00%, 8/4/2015	8,000	8,052	5.95%, 9/1/2013	8,750	9,589
		$ 206,348	6.38%, 5/1/2012	3,000	3,154
					$ 26,007

See accompanying notes

162

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker - 3.00%			Insurance (continued)
Fannie Mae			Prudential Financial Inc
0.75%, 12/18/2013	$ 8,000 $	7,937	3.63%, 9/17/2012	$ 4,250 $	4,383
1.00%, 4/4/2012	10,000	10,064	4.50%, 7/15/2013	1,000	1,054
1.63%, 7/27/2011	4,000	4,014	5.15%, 1/15/2013	950	1,006
Freddie Mac				$ 61,363
1.13%, 7/27/2012	8,000	8,067	Iron & Steel - 1.54%
	$ 30,082		ArcelorMittal
Food - 0.98%			3.75%, 3/1/2016	6,500	6,590
Corn Products International Inc			Nucor Corp
3.20%, 11/1/2015	6,500	6,573	5.00%, 12/1/2012	8,300	8,814
General Mills Inc				$ 15,404
8.02%, 2/5/2013	650	718	Manufactured Housing Asset Backed Securities - 0.01%
Sara Lee Corp			Green Tree Financial Corp
2.75%, 9/15/2015	2,500	2,502	7.70%, 9/15/2026	120	114
	$ 9,793
Gas - 0.74%			Media - 1.12%
Florida Gas Transmission Co LLC			DIRECTV Holdings LLC / DIRECTV Financing
4.00%, 7/15/2015(a)	2,500	2,609	Co Inc
Sempra Energy			3.55%, 3/15/2015	5,500	5,694
6.00%, 2/1/2013	4,500	4,816	6.38%, 6/15/2015	1,750	1,800
	$ 7,425		Time Warner Cable Inc
Healthcare - Services - 0.45%			5.40%, 7/2/2012	3,500	3,683
UnitedHealth Group Inc				$ 11,177
4.88%, 2/15/2013	4,250	4,518	Mining - 1.10%
			Anglo American Capital PLC
Home Equity Asset Backed Securities - 5.06%			2.15%, 9/27/2013(a)	6,500	6,577
ACE Securities Corp			Vulcan Materials Co
0.55%, 5/25/2035(b)	7,334	6,734	5.60%, 11/30/2012	4,250	4,414
0.66%, 4/25/2035(b)	7,734	7,587		$ 10,991
Aegis Asset Backed Securities Trust			Miscellaneous Manufacturing - 0.77%
0.69%, 3/25/2035(b)	5,110	5,033	Cargill Inc
Bayview Financial Acquisition Trust			5.20%, 1/22/2013(a)	7,250	7,747
0.44%, 11/28/2036(b)	233	217
6.04%, 11/28/2036	3,785	3,793	Mortgage Backed Securities - 12.69%
Home Equity Asset Trust			Banc of America Alternative Loan Trust
0.64%, 10/25/2035(b)	2,364	2,353	5.00%, 12/25/2018	2,108	2,132
Morgan Stanley ABS Capital I			Banc of America Funding Corp
0.96%, 1/25/2035(b)	4,603	4,540	5.00%, 6/25/2035(b)	2,502	2,504
New Century Home Equity Loan Trust			Banc of America Mortgage Securities Inc
0.69%, 7/25/2035(b)	8,000	6,857	4.75%, 2/25/2035	1,745	1,743
4.76%, 11/25/2033	121	120	5.00%, 2/25/2020	3,631	3,703
Residential Asset Securities Corp			5.00%, 8/25/2020	1,833	1,847
4.47%, 3/25/2032	641	643	5.00%, 5/25/2034	1,443	1,448
4.59%, 8/25/2031	104	103	5.25%, 10/25/2034	1,309	1,323
Wells Fargo Home Equity Trust			BCAP LLC Trust
0.63%, 5/25/2034(b)	1,126	968	5.25%, 6/26/2037(a)	2,070	2,088
5.00%, 5/25/2034	11,500	11,692	Bear Stearns Alt-A Trust
	$ 50,640		0.49%, 7/25/2035(b)	24	17
Insurance - 6.13%			Bear Stearns Commercial Mortgage Securities
Aspen Insurance Holdings Ltd			7.00%, 5/20/2030	5,787	6,004
6.00%, 8/15/2014	4,750	5,088	Cendant Mortgage Corp
Berkshire Hathaway Finance Corp			4.96%, 6/25/2034(b)	1,574	1,605
1.50%, 1/10/2014	4,500	4,536	Chase Mortgage Finance Corp
Berkshire Hathaway Inc			5.50%, 5/25/2035	816	810
2.13%, 2/11/2013	7,750	7,930	Citicorp Mortgage Securities Inc
Fidelity National Financial Inc			4.50%, 9/25/2034(b)	2,139	2,140
7.30%, 8/15/2011	4,250	4,319	5.25%, 2/25/2035	1,886	1,897
MetLife Inc			Countrywide Alternative Loan Trust
2.38%, 2/6/2014	5,500	5,576	6.00%, 2/25/2017	1,957	2,005
Metropolitan Life Global Funding I			Countrywide Asset-Backed Certificates
2.50%, 1/11/2013(a)	850	866	0.49%, 11/25/2035(b)	45	43
2.88%, 9/17/2012(a)	1,500	1,533	Countrywide Home Loan Mortgage Pass Through
5.13%, 4/10/2013(a)	2,000	2,141	Trust
5.13%, 6/10/2014(a)	5,000	5,467	4.50%, 1/25/2019(b)	2,066	2,107
New York Life Global Funding			4.50%, 8/25/2033	1,851	1,870
2.25%, 12/14/2012(a)	5,250	5,368	4.75%, 1/25/2019	1,641	1,680
3.00%, 5/4/2015(a)	3,750	3,831	4.75%, 1/25/2019	2,886	2,967
4.65%, 5/9/2013(a)	3,250	3,480	5.00%, 11/25/2018	5,803	5,986
5.25%, 10/16/2012(a)	4,500	4,785	5.00%, 9/25/2019	2,813	2,871
See accompanying notes			163

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas Services - 1.03%
Countrywide Home Loan Mortgage Pass Through			Weatherford International Ltd
Trust (continued)			5.50%, 2/15/2016	$ 9,500 $	10,325
5.00%, 6/25/2034	$ 2,436 $	2,452
5.00%, 8/25/2034	2,190	2,205	Other Asset Backed Securities - 1.84%
5.25%, 10/25/2034	1,509	1,550	Ameriquest Mortgage Securities Inc
Credit Suisse First Boston Mortgage Securities			0.41%, 8/25/2035(b)	1,738	1,667
Corp			Carrington Mortgage Loan Trust
1.17%, 5/25/2034(b)	933	877	0.49%, 12/25/2035(b)	475	454
5.00%, 9/25/2019	393	393	Countrywide Asset-Backed Certificates
5.00%, 10/25/2019	2,975	2,996	0.28%, 5/25/2028(b)	964	954
Fannie Mae			0.61%, 8/25/2034(b)	1,046	1,029
0.46%, 3/25/2035(b)	50	49	0.86%, 12/25/2034(b)	6,985	6,799
0.51%, 2/25/2032(b)	65	65	First Franklin Mortgage Loan Asset Backed
5.00%, 11/25/2035	1,452	1,547	Certificates
6.00%, 2/25/2031	5,808	5,936	0.49%, 10/25/2035(b)	6,253	6,095
Freddie Mac			Marriott Vacation Club Owner Trust
0.62%, 7/15/2023(b)	308	308	5.81%, 10/20/2029(a)	110	116
0.67%, 6/15/2023(b)	136	136	Merrill Lynch First Franklin Mortgage Loan Trust
6.00%, 9/15/2029	2,082	2,117	0.91%, 10/25/2037(b)	1,322	1,296
Ginnie Mae				$ 18,410
4.50%, 8/20/2032	651	689	Pharmaceuticals - 1.88%
GMAC Mortgage Corp Loan Trust			Abbott Laboratories
5.25%, 7/25/2034	830	836	2.70%, 5/27/2015	8,500	8,725
GSR Mortgage Loan Trust			Novartis Capital Corp
0.51%, 3/25/2035(b)	2,571	2,535	2.90%, 4/24/2015	4,500	4,651
5.00%, 8/25/2019	2,819	2,847	Pfizer Inc
JP Morgan Mortgage Trust			4.45%, 3/15/2012	5,250	5,431
5.00%, 9/25/2034	9,178	9,487		$ 18,807
MASTR Asset Securitization Trust			Pipelines - 0.94%
0.71%, 1/25/2034(b)	354	353	Enterprise Products Operating LLC
5.00%, 12/25/2019	430	439	3.70%, 6/1/2015	4,750	4,934
5.25%, 12/25/2033	11,169	11,397	Plains All American Pipeline LP / PAA Finance
Prime Mortgage Trust			Corp
4.75%, 11/25/2019	823	845	3.95%, 9/15/2015	4,250	4,423
5.25%, 7/25/2020(b)	6,659	6,799
				$ 9,357
Residential Accredit Loans Inc			Publicly Traded Investment Fund - 0.08%
5.00%, 12/26/2018	6,800	6,900	CDP Financial Inc
5.00%, 3/25/2019	3,220	3,265	3.00%, 11/25/2014(a)	750	774
5.50%, 8/25/2033	1,667	1,716
6.00%, 11/25/2032	350	356	Real Estate - 1.28%
Residential Asset Securitization Trust			WCI Finance LLC / WEA Finance LLC
4.75%, 2/25/2019	761	790	5.40%, 10/1/2012(a)	6,000	6,331
Structured Asset Securities Corp			WT Finance Aust Pty Ltd / Westfield Capital /
5.50%, 12/25/2033	181	180	WEA Finance LLC
WaMu Mortgage Pass Through Certificates			5.13%, 11/15/2014(a)	6,000	6,522
0.46%, 11/25/2045(b)	2	2
				$ 12,853
5.00%, 9/25/2018	1,134	1,169	REITS - 7.46%
Wells Fargo Mortgage Backed Securities Trust			Arden Realty LP
4.50%, 8/25/2018	1,636	1,707	5.25%, 3/1/2015	6,000	6,518
4.75%, 11/25/2018	1,037	1,070	AvalonBay Communities Inc
4.75%, 12/25/2018	861	875	5.50%, 1/15/2012	8,500	8,766
5.00%, 11/25/2020	293	306	BioMed Realty LP
5.50%, 5/25/2035	3,127	3,121	3.85%, 4/15/2016	6,500	6,562
	$ 127,105		Duke Realty LP
Oil & Gas - 4.44%			6.25%, 5/15/2013	6,750	7,312
BP Capital Markets PLC			ERP Operating LP
3.13%, 10/1/2015	4,000	4,063	5.50%, 10/1/2012	4,000	4,230
3.63%, 5/8/2014	6,000	6,274	6.63%, 3/15/2012	7,000	7,338
5.25%, 11/7/2013	8,000	8,665	HCP Inc
Ensco PLC			2.70%, 2/1/2014	1,600	1,618
3.25%, 3/15/2016	8,250	8,329	Health Care REIT Inc
Petrobras International Finance Co - Pifco			5.88%, 5/15/2015	5,500	6,047
3.88%, 1/27/2016	8,250	8,364	6.00%, 11/15/2013	8,000	8,751
Shell International Finance BV			Healthcare Realty Trust Inc
3.10%, 6/28/2015	4,250	4,409	5.13%, 4/1/2014	3,250	3,454
Total Capital SA			Nationwide Health Properties Inc
3.00%, 6/24/2015	4,250	4,386	6.25%, 2/1/2013	5,500	5,879
	$ 44,490		6.50%, 7/15/2011	5,000	5,054

See accompanying notes

164

Schedule of Investments
Short-Term Income Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA) (continued)
Nationwide Health Properties Inc (continued)			3.80%, 1/1/2019(b),(d)	$ 5	$ 5
8.25%, 7/1/2012	$ 3,000	$ 3,168	4.00%, 5/1/2019(d)	1,331	1,381
		$ 74,697	4.47%, 11/1/2035(b),(d)	21	21
Retail - 1.34%			5.61%, 4/1/2019(b),(d)	7	7
Wal-Mart Stores Inc			6.00%, 7/1/2028(d)	48	53
1.50%, 10/25/2015	4,000	3,872	6.50%, 1/1/2012(d)	3	3
1.63%, 4/15/2014	4,000	4,030	6.50%, 1/1/2014(d)	34	38
2.88%, 4/1/2015	1,750	1,816	7.50%, 10/1/2029(d)	12	14
3.20%, 5/15/2014	3,500	3,698	8.00%, 5/1/2027(d)	4	5
		$ 13,416	8.50%, 11/1/2017(d)	12	14
Savings & Loans - 0.00%			8.50%, 5/1/2022(d)	26	26
Washington Mutual Bank / Henderson NV			10.00%, 5/1/2022(d)	7	8
0.00%, 1/15/2013(c)	1,200	2			$ 3,663
			Government National Mortgage Association (GNMA) - 0.01%
Software - 0.21%			9.00%, 4/20/2025	3	3
Microsoft Corp			10.00%, 1/15/2019	50	58
2.95%, 6/1/2014	2,000	2,098	10.00%, 2/15/2019	1	1
			11.00%, 10/15/2015	11	13
Student Loan Asset Backed Securities - 0.05%			11.00%, 11/15/2015	2	3
SLM Student Loan Trust			11.00%, 11/15/2015	12	13
1.37%, 10/25/2016(b)	478	484			$ 91
			U.S. Treasury - 0.16%
Telecommunications - 2.53%			1.00%, 12/31/2011(e)	1,604	1,613
AT&T Inc
2.50%, 8/15/2015	4,000	4,010	TOTAL U.S. GOVERNMENT &
2.95%, 5/15/2016	4,000	4,020	GOVERNMENT AGENCY OBLIGATIONS		$ 12,422
4.95%, 1/15/2013	4,250	4,526		Maturity
Verizon Communications Inc				Amount
3.00%, 4/1/2016	5,750	5,804	REPURCHASE AGREEMENTS - 0.82%	(000's)	Value (000's)
Verizon New Jersey Inc			Banks - 0.82%
5.88%, 1/17/2012	6,750	6,992	Investment in Joint Trading Account; Credit Suisse $	1,663	$ 1,663
		$ 25,352	Repurchase Agreement; 0.03% dated
Textiles - 0.50%			04/29/11 maturing 05/02/11 (collateralized by
Mohawk Industries Inc			US Treasury Strips; $1,696,599; 0.00%; dated
7.20%, 4/15/2012	4,750	4,999	08/15/14 - 08/15/37)
			Investment in Joint Trading Account; Deutsche	2,469	2,469
Transportation - 0.45%			Bank Repurchase Agreement; 0.03% dated
United Parcel Service Inc			04/29/11 maturing 05/02/11 (collateralized by
4.50%, 1/15/2013	4,250	4,518	Sovereign Agency Issues; $2,518,388; 0.00%
			- 4.38%; dated 09/15/12 - 10/15/29)
TOTAL BONDS		$ 970,834	Investment in Joint Trading Account; JP Morgan	910	910
	Principal		Repurchase Agreement; 0.02% dated
U.S. GOVERNMENT & GOVERNMENT	Amount		04/29/11 maturing 05/02/11 (collateralized by
AGENCY OBLIGATIONS - 1.24%	(000's)	Value (000's)	Sovereign Agency Issues; $927,828; 0.00% -
Federal Home Loan Mortgage Corporation (FHLMC) - 0.70%			9.80%; dated 06/15/11 - 09/26/19)
2.46%, 11/1/2021(b),(d)	$ 14	$ 14	Investment in Joint Trading Account; Merrill	2,282	2,281
2.57%, 9/1/2035(b),(d)	218	228	Lynch Repurchase Agreement; 0.03% dated
4.50%, 7/1/2011(d)	37	38	04/29/11 maturing 05/02/11 (collateralized by
5.50%, 11/1/2017(d)	5,770	6,261	Sovereign Agency Issues; $2,327,224; 0.00%
6.00%, 4/1/2017(d)	108	118	- 8.13%; dated 05/11/11 - 09/15/39)
6.00%, 5/1/2017(d)	199	216	Investment in Joint Trading Account; Morgan	910	910
6.50%, 12/1/2015(d)	10	10	Stanley Repurchase Agreement; 0.02% dated
7.00%, 12/1/2022(d)	140	160	04/29/11 maturing 05/02/11 (collateralized by
7.50%, 12/1/2029(d)	3	3	Sovereign Agency Issues; $927,828; 1.11% -
9.50%, 8/1/2016(d)	6	7	2.38%; dated 06/22/12 - 07/28/15)
		$ 7,055			$ 8,233
Federal National Mortgage Association (FNMA) - 0.37%			TOTAL REPURCHASE AGREEMENTS		$ 8,233
2.30%, 11/1/2022(b),(d)	3	3	Total Investments		$ 991,489
2.35%, 12/1/2032(b),(d)	116	122	Other Assets in Excess of Liabilities, Net - 1.00%		$ 10,011
2.49%, 1/1/2035(b),(d)	79	83	TOTAL NET ASSETS - 100.00%		$ 1,001,500
2.50%, 1/1/2035(b),(d)	260	272
2.50%, 2/1/2037(b),(d)	272	285
2.54%, 11/1/2032(b),(d)	113	118	(a)		Security exempt from registration under Rule 144A of the Securities Act of
2.55%, 7/1/2034(b),(d)	104	109	1933. These securities may be resold in transactions exempt from
2.55%, 2/1/2035(b),(d)	46	48	registration, normally to qualified institutional buyers. Unless otherwise
2.56%, 10/1/2035(b),(d)	547	574	indicated, these securities are not considered illiquid. At the end of the
2.69%, 8/1/2034(b),(d)	151	158	period, the value of these securities totaled $151,624 or 15.14% of net
2.72%, 7/1/2034(b),(d)	303	316	assets.
			(b)	Variable Rate. Rate shown is in effect at April 30, 2011.

See accompanying notes

165

Schedule of Investments Short-Term Income Fund April 30, 2011 (unaudited)

(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $365 or 0.04% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 18,049
Unrealized Depreciation		(2,720)
Net Unrealized Appreciation (Depreciation)		$ 15,329
Cost for federal income tax purposes		$ 976,160
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		46 .72%
Mortgage Securities		13 .77%
Asset Backed Securities		7 .12%
Energy		6 .41%
Basic Materials		6 .04%
Consumer, Non-cyclical		3 .96%
Communications		3 .65%
Utilities		3 .34%
Government		3 .16%
Consumer, Cyclical		1 .84%
Technology		1 .51%
Industrial		1 .48%
Other Assets in Excess of Liabilities, Net		1 .00%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2011	Short	800	$ 93,388	$ 94,775	$ (1,387)
$ (1,387)

All dollar amounts are shown in thousands (000's)

See accompanying notes

166

Schedule of Investments
SmallCap Blend Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.73%			Cosmetics & Personal Care - 0.12%
Esterline Technologies Corp (a)	24,599 $	1,766	Inter Parfums Inc	15,820 $	301
HEICO Corp	34,413	1,658
LMI Aerospace Inc (a)	17,840	358	Distribution & Wholesale - 0.38%
Moog Inc (a)	49,120	2,167	Brightpoint Inc (a)	93,290	944
Triumph Group Inc	10,220	880
	$ 6,829		Diversified Financial Services - 1.26%
Airlines - 1.01%			Calamos Asset Management Inc	65,520	1,066
Alaska Air Group Inc (a)	38,230	2,518	MarketAxess Holdings Inc	51,410	1,252
			optionsXpress Holdings Inc	44,570	822
Apparel - 1.83%				$ 3,140
Perry Ellis International Inc (a)	42,520	1,198	Electric - 2.97%
Steven Madden Ltd (a)	28,544	1,517	Ameresco Inc (a)	89,200	1,437
Warnaco Group Inc/The (a)	29,052	1,870	Avista Corp	72,340	1,762
	$ 4,585		IDACORP Inc	23,650	927
Automobile Parts & Equipment - 1.25%			NorthWestern Corp	45,450	1,479
Dana Holding Corp (a)	92,950	1,689	Unisource Energy Corp	48,830	1,813
Tenneco Inc (a)	31,280	1,445		$ 7,418
	$ 3,134		Electrical Components & Equipment - 0.92%
Banks - 4.55%			Belden Inc	41,510	1,579
CapitalSource Inc	228,580	1,527	EnerSys (a)	19,190	727
Chemical Financial Corp	15,770	318		$ 2,306
Community Bank System Inc	42,170	1,055	Electronics - 2.30%
Community Trust Bancorp Inc	12,310	349	Brady Corp	36,570	1,379
Eagle Bancorp Inc (a)	22,130	307	CTS Corp	42,800	470
East West Bancorp Inc	60,665	1,282	LaBarge Inc (a)	20,825	399
Financial Institutions Inc	17,726	301	OSI Systems Inc (a)	33,120	1,271
First of Long Island Corp/The	10,660	288	Rofin-Sinar Technologies Inc (a)	51,420	2,227
NBT Bancorp Inc	32,980	745		$ 5,746
Signature Bank/New York NY (a)	39,190	2,281	Engineering & Construction - 0.74%
Southwest Bancorp Inc/Stillwater OK (a)	26,110	370	MasTec Inc (a)	82,070	1,861
Washington Banking Co	23,410	328
Webster Financial Corp	76,810	1,653	Environmental Control - 0.24%
West Coast Bancorp/OR (a)	158,430	567	Tetra Tech Inc (a)	24,960	590
	$ 11,371
Biotechnology - 2.28%			Food - 1.51%
Acorda Therapeutics Inc (a)	29,730	833	Fresh Del Monte Produce Inc	31,030	841
Arqule Inc (a)	82,560	583	Fresh Market Inc/The (a)	28,720	1,201
Cytokinetics Inc (a)	245,104	365	TreeHouse Foods Inc (a)	28,470	1,728
Exelixis Inc (a)	67,280	825		$ 3,770
Human Genome Sciences Inc (a)	37,857	1,116	Forest Products & Paper - 0.61%
Incyte Corp (a)	45,030	832	Domtar Corp	16,380	1,524
Momenta Pharmaceuticals Inc (a)	61,108	1,153
	$ 5,707		Gas - 0.56%
Chemicals - 1.97%			Southwest Gas Corp	35,260	1,402
Kraton Performance Polymers Inc (a)	37,694	1,740
WR Grace & Co (a)	70,067	3,178	Hand & Machine Tools - 0.80%
	$ 4,918		Franklin Electric Co Inc	44,480	2,006
Commercial Services - 6.12%
Kenexa Corp (a)	47,997	1,412	Healthcare - Products - 1.09%
On Assignment Inc (a)	45,520	499	Bruker BioSciences Corp (a)	28,620	565
Parexel International Corp (a)	124,520	3,457	Cantel Medical Corp	30,970	803
Rent-A-Center Inc/TX	62,890	1,915	Orthofix International NV (a)	39,938	1,361
RSC Holdings Inc (a)	105,630	1,391		$ 2,729
SFN Group Inc (a)	42,050	443	Healthcare - Services - 4.51%
Sotheby's	43,240	2,185	AMERIGROUP Corp (a)	30,120	2,057
Team Inc (a)	46,840	1,169	Centene Corp (a)	19,010	689
TeleTech Holdings Inc (a)	70,920	1,409	Ensign Group Inc/The	39,614	1,096
Valassis Communications Inc (a)	48,850	1,408	Gentiva Health Services Inc (a)	49,252	1,379
	$ 15,288		Healthsouth Corp (a)	95,760	2,454
Computers - 3.24%			Kindred Healthcare Inc (a)	63,900	1,611
CACI International Inc (a)	36,270	2,216	Magellan Health Services Inc (a)	38,230	1,989
Fortinet Inc (a)	51,800	2,523		$ 11,275
Manhattan Associates Inc (a)	56,780	2,053	Insurance - 1.95%
Syntel Inc	23,980	1,311	Delphi Financial Group Inc	39,624	1,266
	$ 8,103		Montpelier Re Holdings Ltd ADR	132,750	2,401
Consumer Products - 1.05%			OneBeacon Insurance Group Ltd	19,210	270
Helen of Troy Ltd (a)	24,960	777	Primerica Inc	40,680	941
Prestige Brands Holdings Inc (a)	74,380	859		$ 4,878
Tupperware Brands Corp	15,560	991	Internet - 2.88%
	$ 2,627		Ancestry.com Inc (a)	36,596	1,673

See accompanying notes

167

Schedule of Investments SmallCap Blend Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			REITS (continued)
comScore Inc (a)	48,990 $	1,460	Hersha Hospitality Trust	310,223 $	1,843
Liquidity Services Inc (a)	69,310	1,348	Highwoods Properties Inc	39,450	1,456
TIBCO Software Inc (a)	90,410	2,711	Kilroy Realty Corp	74,630	3,130
	$ 7,192		Post Properties Inc	72,150	2,929
Investment Companies - 0.13%			PS Business Parks Inc	17,350	1,046
PennantPark Investment Corp	25,862	319	RAIT Financial Trust	838,500	2,046
			Washington Real Estate Investment Trust	55,230	1,789
Iron & Steel - 0.47%				$ 18,350
Schnitzer Steel Industries Inc	19,060	1,183	Retail - 7.08%
			ANN Inc (a)	42,060	1,313
Leisure Products & Services - 1.21%			Bravo Brio Restaurant Group Inc (a)	52,576	1,085
Polaris Industries Inc	28,620	3,017	Coinstar Inc (a)	23,640	1,276
			Dillard's Inc	50,130	2,407
Machinery - Diversified - 1.87%			DSW Inc (a)	31,670	1,504
Altra Holdings Inc (a)	65,680	1,668	Einstein Noah Restaurant Group Inc	19,985	323
Applied Industrial Technologies Inc	34,010	1,199	Finish Line Inc/The	30,520	656
Chart Industries Inc (a)	37,060	1,801	First Cash Financial Services Inc (a)	31,990	1,255
	$ 4,668		Men's Wearhouse Inc	34,020	949
Metal Fabrication & Hardware - 1.14%			Pier 1 Imports Inc (a)	169,300	2,062
CIRCOR International Inc	25,510	1,159	Ruby Tuesday Inc (a)	147,960	1,555
LB Foster Co	19,700	838	Sally Beauty Holdings Inc (a)	77,120	1,140
RBC Bearings Inc (a)	22,000	864	Sonic Corp (a)	130,320	1,462
	$ 2,861		Vera Bradley Inc (a)	14,550	708
Mining - 0.98%				$ 17,695
Hecla Mining Co (a)	158,370	1,490	Savings & Loans - 2.13%
Kaiser Aluminum Corp	19,400	972	ESSA Bancorp Inc	19,183	241
	$ 2,462		Investors Bancorp Inc (a)	53,590	806
Miscellaneous Manufacturing - 3.04%			Northwest Bancshares Inc	132,420	1,667
Actuant Corp	70,650	1,961	Oritani Financial Corp	79,080	969
CLARCOR Inc	38,140	1,724	Provident Financial Services Inc	85,600	1,243
Colfax Corp (a)	52,210	1,141	United Financial Bancorp Inc	24,180	395
ESCO Technologies Inc	20,470	751		$ 5,321
Koppers Holdings Inc	44,350	2,028	Semiconductors - 4.32%
	$ 7,605		Cabot Microelectronics Corp (a)	31,140	1,521
Office Furnishings - 0.89%			Diodes Inc (a)	52,000	1,780
Steelcase Inc	191,540	2,212	Entegris Inc (a)	218,820	1,888
			Hittite Microwave Corp (a)	24,780	1,596
Oil & Gas - 4.84%			IXYS Corp (a)	59,640	946
Berry Petroleum Co	42,570	2,262	Lattice Semiconductor Corp (a)	210,200	1,427
Callon Petroleum Co (a)	292,080	2,001	Microsemi Corp (a)	70,040	1,653
Clayton Williams Energy Inc (a)	18,440	1,670		$ 10,811
Georesources Inc (a)	60,720	1,762	Software - 2.73%
Gulfport Energy Corp (a)	74,685	2,542	Digi International Inc (a)	40,670	480
Swift Energy Co (a)	47,605	1,866	MicroStrategy Inc (a)	11,800	1,667
	$ 12,103		Quest Software Inc (a)	57,760	1,488
Oil & Gas Services - 1.27%			SYNNEX Corp (a)	40,720	1,366
CARBO Ceramics Inc	19,700	3,171	Taleo Corp (a)	50,060	1,816
				$ 6,817
Packaging & Containers - 0.68%			Telecommunications - 3.24%
Rock-Tenn Co	24,660	1,703	Arris Group Inc (a)	160,181	1,922
			Consolidated Communications Holdings Inc	48,980	901
Pharmaceuticals - 2.37%			InterDigital Inc	30,890	1,430
Array BioPharma Inc (a)	112,870	349	PAETEC Holding Corp (a)	190,890	687
Catalyst Health Solutions Inc (a)	39,790	2,370	Plantronics Inc	43,350	1,607
Cornerstone Therapeutics Inc (a)	34,577	242	RF Micro Devices Inc (a)	235,020	1,565
Impax Laboratories Inc (a)	33,270	911		$ 8,112
Par Pharmaceutical Cos Inc (a)	35,540	1,224	Transportation - 2.39%
XenoPort Inc (a)	102,622	839	Atlas Air Worldwide Holdings Inc (a)	18,800	1,295
	$ 5,935		Bristow Group Inc	27,750	1,288
Private Equity - 0.69%			Celadon Group Inc (a)	27,960	413
American Capital Ltd (a)	168,250	1,728	Heartland Express Inc	76,460	1,319
			HUB Group Inc (a)	40,920	1,648
Publicly Traded Investment Fund - 0.18%				$ 5,963
THL Credit Inc	31,190	447	TOTAL COMMON STOCKS	$ 244,645

REITS - 7.34%
Agree Realty Corp	11,500	269
Ashford Hospitality Trust Inc	129,420	1,614
Entertainment Properties Trust	31,886	1,518
First Potomac Realty Trust	43,750	710

See accompanying notes

168

Schedule of Investments
SmallCap Blend Fund
April 30, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS - 2.15%	(000's)	Value (000's)
Banks - 2.15%
Investment in Joint Trading Account; Credit Suisse $	1,086	$ 1,087
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $1,108,165; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	1,613	1,613
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,644,933; 0.00%
- 4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	594	594
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $606,028; 0.00% -
9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	1,490	1,490
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $1,520,070; 0.00%
- 8.13%; dated 05/11/11 - 09/15/39)
Investment in Joint Trading Account; Morgan	594	594
Stanley Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $606,028; 1.11% -
2.38%; dated 06/22/12 - 07/28/15)
$ 5,378
TOTAL REPURCHASE AGREEMENTS		$ 5,378
Total Investments		$ 250,023
Liabilities in Excess of Other Assets, Net - (0.01)%		$ (14)
TOTAL NET ASSETS - 100.00%		$ 250,009

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 64,847
Unrealized Depreciation		(2,955)
Net Unrealized Appreciation (Depreciation)		$ 61,892
Cost for federal income tax purposes		$ 188,131
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .38%
Consumer, Non-cyclical		19 .04%
Industrial		16 .85%
Consumer, Cyclical		13 .65%
Technology		10 .29%
Communications		6 .12%
Energy		6 .11%
Basic Materials		4 .04%
Utilities		3 .53%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	21	$ 1,637	$ 1,814	$ 177
$ 177

All dollar amounts are shown in thousands (000's)

See accompanying notes

169

Schedule of Investments
SmallCap Growth Fund
April 30, 2011 (unaudited)

COMMON STOCKS - 97.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.92%			Hand & Machine Tools - 1.40%
Esterline Technologies Corp (a)	18,354 $	1,318	Franklin Electric Co Inc	31,500 $	1,421
HEICO Corp	34,125	1,643
	$ 2,961		Healthcare - Products - 4.20%
Apparel - 3.45%			Bruker BioSciences Corp (a)	53,100	1,048
Deckers Outdoor Corp (a)	6,000	509	Cooper Cos Inc/The	9,000	674
Perry Ellis International Inc (a)	25,700	724	Haemonetics Corp (a)	13,800	969
Steven Madden Ltd (a)	19,020	1,011	Hill-Rom Holdings Inc	16,700	752
Warnaco Group Inc/The (a)	19,657	1,265	Orthofix International NV (a)	24,273	827
	$ 3,509			$ 4,270
Automobile Parts & Equipment - 2.02%			Healthcare - Services - 4.05%
Dana Holding Corp (a)	55,200	1,003	AMERIGROUP Corp (a)	16,300	1,113
Tenneco Inc (a)	22,600	1,044	Ensign Group Inc/The	26,400	730
	$ 2,047		Gentiva Health Services Inc (a)	30,993	868
Banks - 1.04%			Healthsouth Corp (a)	54,845	1,406
Signature Bank/New York NY (a)	18,100	1,054		$ 4,117
			Internet - 4.58%
Biotechnology - 3.55%			Ancestry.com Inc (a)	20,779	950
Acorda Therapeutics Inc (a)	21,600	606	comScore Inc (a)	29,400	876
Arqule Inc (a)	51,850	366	Liquidity Services Inc (a)	41,000	798
Cytokinetics Inc (a)	153,628	229	Responsys Inc (a)	8,335	133
Exelixis Inc (a)	32,220	395	TIBCO Software Inc (a)	63,300	1,898
Human Genome Sciences Inc (a)	19,336	570		$ 4,655
Incyte Corp (a)	26,563	491	Iron & Steel - 0.48%
InterMune Inc (a)	5,300	236	Schnitzer Steel Industries Inc	7,800	484
Ligand Pharmaceuticals Inc (a)	1	—
Momenta Pharmaceuticals Inc (a)	38,000	717	Leisure Products & Services - 1.53%
XOMA Ltd (a)	1	—	Polaris Industries Inc	14,700	1,550
	$ 3,610
Chemicals - 0.64%			Machinery - Diversified - 3.07%
PolyOne Corp	44,600	646	Altra Holdings Inc (a)	65,100	1,653
			Applied Industrial Technologies Inc	41,470	1,462
Commercial Services - 6.27%				$ 3,115
Kenexa Corp (a)	29,173	858	Metal Fabrication & Hardware - 0.83%
Parexel International Corp (a)	66,900	1,857	RBC Bearings Inc (a)	21,500	844
Sotheby's	31,000	1,566
TeleTech Holdings Inc (a)	68,700	1,365	Mining - 1.00%
Valassis Communications Inc (a)	25,200	727	Hecla Mining Co (a)	108,200	1,018
	$ 6,373
Computers - 4.05%			Miscellaneous Manufacturing - 5.03%
Fortinet Inc (a)	29,400	1,432	Actuant Corp	44,100	1,224
Manhattan Associates Inc (a)	42,000	1,518	CLARCOR Inc	22,300	1,008
Riverbed Technology Inc (a)	8,100	285	Colfax Corp (a)	47,712	1,042
Syntel Inc	16,000	875	Fabrinet (a)	26,100	602
	$ 4,110		Koppers Holdings Inc	26,884	1,229
Consumer Products - 0.76%				$ 5,105
Tupperware Brands Corp	12,200	777	Office Furnishings - 1.39%
			Knoll Inc	72,000	1,413
Cosmetics & Personal Care - 0.21%
Inter Parfums Inc	11,400	217	Oil & Gas - 3.88%
			Callon Petroleum Co (a)	156,179	1,070
Distribution & Wholesale - 0.51%			Clayton Williams Energy Inc (a)	13,100	1,186
Brightpoint Inc (a)	50,800	514	Gulfport Energy Corp (a)	49,400	1,682
				$ 3,938
Diversified Financial Services - 1.49%			Oil & Gas Services - 1.63%
MarketAxess Holdings Inc	62,100	1,512	CARBO Ceramics Inc	10,300	1,658

Electric - 0.76%			Packaging & Containers - 0.62%
Ameresco Inc (a)	48,200	776	Rock-Tenn Co	9,100	628

Electrical Components & Equipment - 1.57%			Pharmaceuticals - 4.36%
Belden Inc	42,000	1,597	Array BioPharma Inc (a)	95,200	294
			Catalyst Health Solutions Inc (a)	20,056	1,195
Electronics - 2.10%			Herbalife Ltd	8,770	788
FEI Co (a)	21,400	695	Impax Laboratories Inc (a)	21,300	583
Rofin-Sinar Technologies Inc (a)	33,299	1,442	Keryx Biopharmaceuticals Inc (a)	107,900	571
	$ 2,137		Pharmasset Inc (a)	5,000	507
Food - 0.81%			XenoPort Inc (a)	60,047	491
Fresh Market Inc/The (a)	19,600	820		$ 4,429

See accompanying notes

170

Schedule of Investments SmallCap Growth Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)		Maturity
REITS - 0.62%				Amount
Saul Centers Inc	14,500 $	635	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Retail - 9.39%			Investment in Joint Trading Account; Morgan	$ 276	$ 276
ANN Inc (a)	36,600	1,142	Stanley Repurchase Agreement; 0.02% dated
Bravo Brio Restaurant Group Inc (a)	41,060	847	04/29/11 maturing 05/02/11 (collateralized by
Coinstar Inc (a)	19,150	1,034	Sovereign Agency Issues; $281,124; 1.11% -
DSW Inc (a)	25,000	1,187	2.38%; dated 06/22/12 - 07/28/15)
Finish Line Inc/The	61,770	1,327			$ 2,495
First Cash Financial Services Inc (a)	22,900	899	TOTAL REPURCHASE AGREEMENTS		$ 2,495
Pier 1 Imports Inc (a)	79,000	962	Total Investments		$ 101,577
Ruth's Hospitality Group Inc (a)	133,200	654	Liabilities in Excess of Other Assets, Net - (0.02)%		$ (16)
Sonic Corp (a)	73,100	820	TOTAL NET ASSETS - 100.00%		$ 101,561
Vera Bradley Inc (a)	13,600	662
		$ 9,534
Semiconductors - 5.50%			(a) Non-Income Producing Security
Cabot Microelectronics Corp (a)	15,252	745
Diodes Inc (a)	39,100	1,338
Entegris Inc (a)	82,900	716
Hittite Microwave Corp (a)	15,640	1,007	Unrealized Appreciation (Depreciation)
Lattice Semiconductor Corp (a)	148,000	1,005	The net federal income tax unrealized appreciation (depreciation) and federal tax
Microsemi Corp (a)	32,681	771	cost of investments held as of the period end were as follows:
		$ 5,582	Unrealized Appreciation		$ 29,127
Software - 4.98%			Unrealized Depreciation		(1,029)
Cornerstone OnDemand Inc (a)	11,764	225
Digi International Inc (a)	32,100	379	Net Unrealized Appreciation (Depreciation)		$ 28,098
Medidata Solutions Inc (a)	21,800	560	Cost for federal income tax purposes		$ 73,479
MicroStrategy Inc (a)	6,880	972	All dollar amounts are shown in thousands (000's)
Progress Software Corp (a)	40,700	1,207
Taleo Corp (a)	28,100	1,019	Portfolio Summary (unaudited)
VeriFone Systems Inc (a)	12,600	691	Sector		Percent
			Consumer, Non-cyclical		24 .21%
		$ 5,053	Industrial		19 .20%
Telecommunications - 5.21%			Consumer, Cyclical		18 .30%
Arris Group Inc (a)	102,800	1,234
			Technology		14 .52%
InterDigital Inc	35,410	1,639	Communications		9 .79%
PAETEC Holding Corp (a)	167,600	603
			Financial		5 .61%
Plantronics Inc	27,000	1,001	Energy		5 .51%
RF Micro Devices Inc (a)	122,200	814
			Basic Materials		2 .12%
		$ 5,291	Utilities		0 .76%
Transportation - 1.66%			Liabilities in Excess of Other Assets, Net		(0.02)%
Celadon Group Inc (a)	44,600	659
HUB Group Inc (a)	25,400	1,023	TOTAL NET ASSETS		100.00%
		$ 1,682
TOTAL COMMON STOCKS		$ 99,082
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.46%	(000's)	Value (000's)
Banks - 2.46%
Investment in Joint Trading Account; Credit Suisse $	504	$ 504
Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
US Treasury Strips; $514,056; 0.00%; dated
08/15/14 - 08/15/37)
Investment in Joint Trading Account; Deutsche	748	748
Bank Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $763,052; 0.00% -
4.38%; dated 09/15/12 - 10/15/29)
Investment in Joint Trading Account; JP Morgan	276	276
Repurchase Agreement; 0.02% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $281,124; 0.00% -
9.80%; dated 06/15/11 - 09/26/19)
Investment in Joint Trading Account; Merrill	691	691
Lynch Repurchase Agreement; 0.03% dated
04/29/11 maturing 05/02/11 (collateralized by
Sovereign Agency Issues; $705,130; 0.00% -
8.13%; dated 05/11/11 - 09/15/39)

See accompanying notes

171

Schedule of Investments
SmallCap Growth Fund
April 30, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2011	Long	12 $	954	$ 1,037	$ 83
					$ 83
All dollar amounts are shown in thousands (000's)

See accompanying notes

172

Schedule of Investments SmallCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS - 98.60%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.32%			Electrical Components & Equipment - 0.88%
Esterline Technologies Corp (a)	50,110 $	3,598	EnerSys (a)	81,640 $	3,093
LMI Aerospace Inc (a)	127,830	2,563
Moog Inc (a)	71,810	3,168	Electronics - 2.97%
Triumph Group Inc	27,880	2,401	Brady Corp	85,470	3,223
	$ 11,730		Cymer Inc (a)	53,550	2,576
Airlines - 0.89%			OSI Systems Inc (a)	62,420	2,397
Alaska Air Group Inc (a)	47,930	3,157	Watts Water Technologies Inc	59,120	2,288
				$ 10,484
Apparel - 1.66%			Engineering & Construction - 1.17%
Iconix Brand Group Inc (a)	137,030	3,356	MasTec Inc (a)	182,280	4,134
Perry Ellis International Inc (a)	88,680	2,499
	$ 5,855		Entertainment - 0.69%
Automobile Parts & Equipment - 1.40%			Shuffle Master Inc (a)	222,000	2,426
Dana Holding Corp (a)	115,920	2,106
Tenneco Inc (a)	60,960	2,817	Gas - 0.92%
	$ 4,923		Southwest Gas Corp	81,280	3,233
Banks - 11.75%
Bancfirst Corp	63,510	2,558	Hand & Machine Tools - 0.93%
Bank of the Ozarks Inc	65,100	2,899	Franklin Electric Co Inc	73,120	3,298
Cathay General Bancorp	165,570	2,823
Community Bank System Inc	132,980	3,327	Healthcare - Products - 2.14%
Community Trust Bancorp Inc	122,111	3,456	Cooper Cos Inc/The	39,860	2,985
East West Bancorp Inc	149,050	3,149	Hill-Rom Holdings Inc	53,490	2,408
Financial Institutions Inc	108,820	1,850	Orthofix International NV (a)	63,861	2,176
Independent Bank Corp/Rockland MA	130,531	3,826		$ 7,569
MainSource Financial Group Inc	230,674	2,221	Healthcare - Services - 3.74%
Nara Bancorp Inc (a)	278,360	2,736	Air Methods Corp (a)	32,630	2,206
National Penn Bancshares Inc	207,210	1,701	AMERIGROUP Corp (a)	51,050	3,487
Prosperity Bancshares Inc	53,110	2,435	Ensign Group Inc/The	59,280	1,640
Signature Bank/New York NY (a)	50,940	2,965	Kindred Healthcare Inc (a)	114,590	2,890
Southside Bancshares Inc	112,394	2,445	Magellan Health Services Inc (a)	56,890	2,959
Webster Financial Corp	143,080	3,079		$ 13,182
	$ 41,470		Insurance - 1.74%
Chemicals - 3.74%			Delphi Financial Group Inc	102,560	3,277
Arch Chemicals Inc	51,769	2,002	Selective Insurance Group Inc	162,260	2,862
KMG Chemicals Inc	108,950	2,243		$ 6,139
Kraton Performance Polymers Inc (a)	52,435	2,420	Investment Companies - 0.48%
PolyOne Corp	157,470	2,280	PennantPark Investment Corp	138,396	1,708
Sensient Technologies Corp	48,530	1,839
WR Grace & Co (a)	53,150	2,411	Iron & Steel - 1.40%
	$ 13,195		Schnitzer Steel Industries Inc	33,160	2,058
Commercial Services - 5.66%			Universal Stainless & Alloy (a)	79,987	2,900
Geo Group Inc/The (a)	112,900	3,012		$ 4,958
Kenexa Corp (a)	115,828	3,408	Media - 0.82%
On Assignment Inc (a)	340,580	3,736	Sinclair Broadcast Group Inc	251,360	2,888
Parexel International Corp (a)	115,110	3,195
Rent-A-Center Inc/TX	93,800	2,856	Metal Fabrication & Hardware - 0.75%
RSC Holdings Inc (a)	182,040	2,398	LB Foster Co	62,550	2,662
SFN Group Inc (a)	129,130	1,360
	$ 19,965		Mining - 1.06%
Computers - 0.41%			Hecla Mining Co (a)	187,130	1,761
CACI International Inc (a)	23,610	1,443	Thompson Creek Metals Co Inc (a)	160,870	1,983
				$ 3,744
Consumer Products - 1.28%			Miscellaneous Manufacturing - 1.51%
Helen of Troy Ltd (a)	75,220	2,341	AO Smith Corp	51,410	2,261
Prestige Brands Holdings Inc (a)	187,810	2,169	Koppers Holdings Inc	67,360	3,080
	$ 4,510			$ 5,341
Diversified Financial Services - 1.66%			Office Furnishings - 0.89%
MF Global Holdings Ltd (a)	367,900	3,094	Steelcase Inc	271,320	3,134
National Financial Partners Corp (a)	172,700	2,779
	$ 5,873		Oil & Gas - 3.99%
Electric - 4.05%			Berry Petroleum Co	61,020	3,242
Ameresco Inc (a)	138,945	2,238	Bill Barrett Corp (a)	47,640	1,988
Avista Corp	115,600	2,815	Clayton Williams Energy Inc (a)	20,010	1,812
El Paso Electric Co	111,380	3,451	Georesources Inc (a)	93,510	2,714
NorthWestern Corp	92,000	2,995	Rosetta Resources Inc (a)	57,250	2,630
Unisource Energy Corp	75,470	2,802	Swift Energy Co (a)	43,210	1,693
	$ 14,301			$ 14,079
			Oil & Gas Services - 2.16%
			Complete Production Services Inc (a)	82,640	2,805

See accompanying notes

173

Schedule of Investments SmallCap Value Fund April 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Oil & Gas Services (continued)			Transportation - 2.10%
Oil States International Inc (a)	29,430 $	2,443	Atlas Air Worldwide Holdings Inc (a)	44,980 $	3,100
Superior Energy Services Inc (a)	61,600	2,366	HUB Group Inc (a)	56,140	2,261
	$ 7,614		Swift Transportation Co (a)	145,050	2,035
Packaging & Containers - 0.92%					$ 7,396
Rock-Tenn Co	46,850	3,236	TOTAL COMMON STOCKS		$ 347,931
			Maturity
Pharmaceuticals - 0.80%			Amount
Par Pharmaceutical Cos Inc (a)	82,230	2,832	REPURCHASE AGREEMENTS - 3.24%	(000's)	Value (000's)
			Banks - 3.24%
Private Equity - 0.70%			Investment in Joint Trading Account; Credit Suisse $	2,313	$ 2,313
American Capital Ltd (a)	240,720	2,472	Repurchase Agreement; 0.03% dated
			04/29/11 maturing 05/02/11 (collateralized by
Publicly Traded Investment Fund - 0.54%			US Treasury Strips; $2,359,209; 0.00%; dated
iShares Russell 2000 Value Index Fund	24,800	1,898	08/15/14 - 08/15/37)
			Investment in Joint Trading Account; Deutsche	3,433	3,433
REITS - 10.77%			Bank Repurchase Agreement; 0.03% dated
Agree Realty Corp	67,690	1,583	04/29/11 maturing 05/02/11 (collateralized by
Ashford Hospitality Trust Inc	283,110	3,530	Sovereign Agency Issues; $3,501,952; 0.00%
Entertainment Properties Trust	61,923	2,948	- 4.38%; dated 09/15/12 - 10/15/29)
Extra Space Storage Inc	160,280	3,470	Investment in Joint Trading Account; JP Morgan	1,265	1,265
Kilroy Realty Corp	50,760	2,129	Repurchase Agreement; 0.02% dated
LTC Properties Inc	71,290	2,097	04/29/11 maturing 05/02/11 (collateralized by
MFA Financial Inc	241,020	1,923	Sovereign Agency Issues; $1,290,193; 0.00%
Mid-America Apartment Communities Inc	40,800	2,728	- 9.80%; dated 06/15/11 - 09/26/19)
Post Properties Inc	105,850	4,298	Investment in Joint Trading Account; Merrill	3,173	3,173
PS Business Parks Inc	50,330	3,033	Lynch Repurchase Agreement; 0.03% dated
Saul Centers Inc	68,640	3,006	04/29/11 maturing 05/02/11 (collateralized by
Sunstone Hotel Investors Inc (a)	194,030	2,030	Sovereign Agency Issues; $3,236,127; 0.00%
Urstadt Biddle Properties Inc	147,749	2,908	- 8.13%; dated 05/11/11 - 09/15/39)
Washington Real Estate Investment Trust	71,180	2,306	Investment in Joint Trading Account; Morgan	1,265	1,265
	$ 37,989		Stanley Repurchase Agreement; 0.02% dated
Retail - 7.30%			04/29/11 maturing 05/02/11 (collateralized by
Ascena Retail Group Inc (a)	74,830	2,342	Sovereign Agency Issues; $1,290,193; 1.11%
Cash America International Inc	45,600	2,164	- 2.38%; dated 06/22/12 - 07/28/15)
Childrens Place Retail Stores Inc/The (a)	36,240	1,927			$ 11,449
Dillard's Inc	70,700	3,395	TOTAL REPURCHASE AGREEMENTS		$ 11,449
Finish Line Inc/The	111,630	2,399	Total Investments		$ 359,380
Pier 1 Imports Inc (a)	194,780	2,372	Liabilities in Excess of Other Assets, Net - (1.84)%		$ (6,505)
Ruby Tuesday Inc (a)	166,340	1,748	TOTAL NET ASSETS - 100.00%		$ 352,875
Sally Beauty Holdings Inc (a)	143,860	2,128
Sonic Automotive Inc	140,870	1,986
Sonic Corp (a)	234,880	2,635	(a) Non-Income Producing Security
World Fuel Services Corp	67,330	2,665
	$ 25,761
Savings & Loans - 4.81%			Unrealized Appreciation (Depreciation)
Dime Community Bancshares Inc	149,750	2,315	The net federal income tax unrealized appreciation (depreciation) and federal tax
Investors Bancorp Inc (a)	189,970	2,857
			cost of investments held as of the period end were as follows:
Northwest Bancshares Inc	163,600	2,060
OceanFirst Financial Corp	140,710	2,040	Unrealized Appreciation		$ 71,692
Oritani Financial Corp	219,640	2,693	Unrealized Depreciation		(2,744)
Provident Financial Services Inc	222,240	3,227	Net Unrealized Appreciation (Depreciation)		$ 68,948
United Financial Bancorp Inc	108,300	1,770	Cost for federal income tax purposes		$ 290,432
	$ 16,962		All dollar amounts are shown in thousands (000's)
Semiconductors - 2.47%
Diodes Inc (a)	61,820	2,116
Lattice Semiconductor Corp (a)	377,040	2,560	Portfolio Summary (unaudited)
			Sector		Percent
MKS Instruments Inc	73,610	2,089	Financial		35 .15%
TriQuint Semiconductor Inc (a)	141,120	1,943
			Industrial		14 .55%
	$ 8,708		Consumer, Non-cyclical		13 .62%
Software - 1.36%			Consumer, Cyclical		12 .83%
Quest Software Inc (a)	81,130	2,090
SYNNEX Corp (a)	80,990	2,715	Basic Materials		6 .20%
			Energy		6 .15%
	$ 4,805		Utilities		4 .97%
Telecommunications - 2.77%			Technology		4 .24%
Anixter International Inc	38,530	2,895	Communications		3 .59%
Arris Group Inc (a)	185,950	2,231	Exchange Traded Funds		0 .54%
Consolidated Communications Holdings Inc	135,870	2,499	Liabilities in Excess of Other Assets, Net		(1.84)%
Plantronics Inc	57,690	2,139	TOTAL NET ASSETS		100.00%
	$ 9,764

See accompanying notes

174

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 104.68%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Alabama - 1.93%			California (continued)
Auburn University			Los Angeles Unified School District/CA
5.00%, 06/01/2038	$ 1,500	$ 1,505	5.00%, 07/01/2029	$ 1,000	$ 1,004
Birmingham Airport Authority AGM			Metropolitan Water District of Southern
5.25%, 07/01/2030	1,000	1,003	California
Courtland Industrial Development Board			5.00%, 07/01/2029	1,150	1,204
5.20%, 06/01/2025	1,250	1,157	Morongo Band of Mission Indians
Selma Industrial Development Board			6.50%, 03/01/2028(c)	500	464
6.25%, 11/01/2033	700	718	Poway Unified School District
		$ 4,383	0.00%, 08/01/2023(b)	1,250	602
Alaska - 3.72%			Richmond Joint Powers Financing Authority
Alaska International Airports System AMBAC			6.25%, 07/01/2024	1,000	1,071
5.25%, 10/01/2027	4,500	4,802	San Francisco City & County Airports
Borough of Matanuska-Susitna AK ASSURED			Commission
GTY			5.00%, 05/01/2040	1,000	921
5.50%, 09/01/2023	1,500	1,676	State of California
City of Anchorage AK NATL-RE			5.25%, 07/01/2021	1,000	1,125
6.50%, 12/01/2013	1,235	1,393	5.25%, 11/01/2025	2,000	2,028
Northern Tobacco Securitization Corp			Tobacco Securitization Authority of Northern
5.00%, 06/01/2046	1,000	593	California
		$ 8,464	5.38%, 06/01/2038	1,000	676
Arizona - 3.60%			Twin Rivers Unified School District AGM
Arizona State Transportation Board			3.50%, 06/01/2041	500	500
5.00%, 07/01/2026(a)	1,500	1,589	University of California
Arizona State University AMBAC			5.50%, 05/15/2027	1,375	1,435
5.25%, 09/01/2024	1,090	1,125	5.75%, 05/15/2023(a)	930	1,077
Glendale Industrial Development Authority			5.75%, 05/15/2025(a)	1,380	1,563
5.00%, 05/15/2035	500	448			$ 26,327
5.13%, 05/15/2040	500	461	Colorado - 2.33%
Maricopa County Pollution Control Corp			City of Colorado Springs CO AGM
6.00%, 05/01/2029	500	535	5.25%, 12/15/2022	3,000	3,190
Navajo County Pollution Control Corp			Platte River Power Authority
5.75%, 06/01/2034	1,000	1,085	5.00%, 06/01/2026	1,135	1,216
Phoenix Civic Improvement Corp			Regional Transportation District
5.00%, 07/01/2034	1,000	1,019	6.00%, 01/15/2041	450	410
Pima County Industrial Development Authority			6.50%, 01/15/2030	500	504
6.25%, 06/01/2026	160	134			$ 5,320
6.55%, 12/01/2037	300	258	Connecticut - 0.50%
Salt River Project Agricultural Improvement &			State of Connecticut ACA
Power District			6.60%, 07/01/2024	1,200	1,131
5.00%, 01/01/2039	1,500	1,513
		$ 8,167	District of Columbia - 2.86%
California - 11.56%			District of Columbia
Bay Area Toll Authority			5.00%, 12/01/2023(a)	1,785	1,989
5.00%, 04/01/2034	2,500	2,476	5.00%, 12/01/2024(a)	715	787
California Infrastructure & Economic Development			6.38%, 10/01/2034	1,000	1,037
Bank			District of Columbia Water & Sewer
0.21%, 11/01/2026	500	500	Authority AGM
California State Public Works Board			5.50%, 10/01/2017	500	592
5.00%, 04/01/2030	1,175	1,065	District of Columbia Water & Sewer
California Statewide Communities Development			Authority AGM-CR NATL-RE-FGIC
Authority			5.50%, 10/01/2041	2,000	2,082
6.25%, 11/15/2019	500	524			$ 6,487
6.63%, 11/15/2024	500	523	Florida - 4.22%
California Statewide Communities Development			Bay Laurel Center Community Development
Authority FHA INS			District
6.63%, 08/01/2029	1,000	1,102	5.45%, 05/01/2037	465	369
City of Vernon CA			City of Port St Lucie FL NATL-RE
5.13%, 08/01/2021	1,000	1,033	5.00%, 07/01/2033	500	410
Foothill-Eastern Transportation Corridor			County of Miami-Dade FL ASSURED GTY
Agency NATL-RE			5.25%, 10/01/2033	2,000	1,901
0.00%, 01/15/2018(b)	2,000	1,217	Escambia County Health Facilities
Lancaster Redevelopment Agency			Authority AMBAC
6.50%, 08/01/2029	580	528	5.95%, 07/01/2020	65	66
Los Angeles Department of Airports			Florida Housing Finance Corporation AMBAC
5.00%, 05/15/2035	1,500	1,424	FHA 542 (C)
Los Angeles Department of Water & Power			6.50%, 07/01/2036	900	846
5.25%, 07/01/2038(a)	1,000	1,015	Hillsborough County Port District NATL-RE
Los Angeles Harbor Department			5.38%, 06/01/2027	1,000	972
5.00%, 08/01/2031	1,240	1,250

See accompanying notes

175

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Florida (continued)			Illinois (continued)
Miami-Dade County Educational Facilities			Village of Bartlett IL
Authority BHAC-CR			5.60%, 01/01/2023	$ 300	$ 247
5.50%, 04/01/2038	$ 1,000	$ 1,012	Village of Bolingbrook IL
Miami-Dade County Expressway Authority			6.25%, 01/01/2024(e)	500	328
5.00%, 07/01/2040	1,000	921	Village of Gilberts IL
Miami-Dade County School Board ASSURED			0.00%, 03/01/2016(b),(d)	500	225
GTY			Village of Pingree Grove IL
5.25%, 05/01/2028	2,000	2,007	5.25%, 03/01/2015	400	381
Orange County Housing Finance Authority			6.00%, 03/01/2036	101	85
7.00%, 10/01/2025	500	511	Volo Village Special Service Area No 3
Seminole Indian Tribe of Florida			6.00%, 03/01/2036	250	190
5.75%, 10/01/2022(c)	250	230			$ 24,876
Tolomato Community Development District			Indiana - 1.91%
6.55%, 05/01/2027	300	209	Indiana Finance Authority
6.65%, 05/01/2040	160	107	5.38%, 11/01/2032	1,000	965
West Villages Improvement District			Indiana Municipal Power Agency
5.50%, 05/01/2037(d)	155	69	6.00%, 01/01/2039	1,000	1,025
		$ 9,630	Indiana Municipal Power Agency NATL-RE
Georgia - 0.69%			6.13%, 01/01/2013	2,240	2,370
City of Atlanta GA					$ 4,360
6.00%, 11/01/2027	1,000	1,079	Iowa - 1.39%
7.38%, 01/01/2031	500	502	City of Altoona IA CITY APPROP
		$ 1,581	5.75%, 06/01/2031	1,200	1,199
Hawaii - 0.91%			County of Pottawattamie IA
City & County of Honolulu HI			5.75%, 05/15/2026	385	356
6.00%, 01/01/2012	730	757	Iowa Finance Authority
6.00%, 01/01/2012	1,270	1,318	5.75%, 11/15/2024	400	327
		$ 2,075	State of Iowa
Idaho - 1.45%			5.00%, 06/01/2027	1,200	1,274
Idaho Health Facilities Authority					$ 3,156
6.65%, 02/15/2021	2,000	2,607	Kansas - 1.35%
Idaho Housing & Finance Association			County of Sedgwick KS/County of Shawnee
5.85%, 07/01/2036	665	679	KS GNMA/FNMA
		$ 3,286	5.65%, 06/01/2037	945	994
Illinois - 10.94%			Kansas Development Finance Authority
City of Chicago IL			5.50%, 11/15/2029	1,000	1,038
7.13%, 03/15/2022	500	491	Wyandotte County-Kansas City Unified
7.46%, 02/15/2026	250	239	Government BHAC
City of Chicago IL AGM			5.00%, 09/01/2029	1,000	1,027
5.75%, 01/01/2020(a)	5,040	5,229			$ 3,059
City of Chicago IL ASSURED GTY			Kentucky - 2.95%
5.25%, 01/01/2025(a)	2,000	2,022	Kentucky Economic Development Finance
City of Chicago IL BHAC			Authority
5.50%, 01/01/2038	1,000	1,014	5.38%, 08/15/2024	1,000	1,021
City of United City of Yorkville IL			5.63%, 08/15/2027	1,000	1,033
5.75%, 03/01/2028	500	436	6.50%, 03/01/2045	500	478
6.00%, 03/01/2036	600	441	Kentucky Economic Development Finance
Huntley Special Service Area No			Authority ASSURED GTY
10/IL ASSURED GTY			6.00%, 12/01/2033	1,000	1,024
5.10%, 03/01/2029	1,000	994	Kentucky State Property & Building
Illinois Finance Authority			Commission ASSURED GTY
5.00%, 08/15/2026	100	81	5.25%, 02/01/2025	1,000	1,062
5.10%, 08/15/2031	505	390	Louisville/Jefferson County Metropolitan
5.38%, 08/15/2024	500	529	Government
5.50%, 08/01/2037	1,000	856	5.25%, 10/01/2036	665	578
5.75%, 08/15/2030	1,000	1,027	Paducah Electric Plant Board ASSURED GTY
5.75%, 11/15/2037	1,500	1,398	5.25%, 10/01/2035	1,500	1,513
6.00%, 05/15/2025	500	437			$ 6,709
6.00%, 03/01/2038	1,000	1,026	Louisiana - 1.61%
6.25%, 11/15/2035	1,000	1,015	Lafayette Public Trust Financing Authority AGM
6.50%, 11/01/2038	1,000	1,055	5.25%, 10/01/2030	1,000	1,013
7.00%, 02/15/2018	630	749	Louisiana Public Facilities Authority
7.25%, 11/01/2038	1,000	1,064	5.00%, 06/01/2030	400	392
Illinois State Toll Highway Authority			Louisiana Public Facilities Authority FNMA
5.25%, 01/01/2030	1,000	1,010	0.00%, 12/01/2019(b)	1,500	1,127
Metropolitan Pier & Exposition Authority AGM			New Orleans Aviation Board ASSURED GTY
5.50%, 06/15/2050	1,000	928	6.00%, 01/01/2023	1,000	1,120
Railsplitter Tobacco Settlement Authority					$ 3,652
5.25%, 06/01/2021	1,000	989
See accompanying notes			176

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Maryland - 1.14%			Missouri (continued)
County of Prince George's MD			Missouri State Health & Educational Facilities
5.20%, 07/01/2034	$ 100	$ 84	Authority (continued)
Maryland Community Development			5.50%, 02/01/2042	$ 375	$ 324
Administration			St Louis County Industrial Development
5.05%, 09/01/2032	1,000	939	Authority
Maryland Economic Development Corp			6.38%, 12/01/2030	500	447
5.38%, 06/01/2025	390	364			$ 4,303
5.75%, 06/01/2035	545	498	Nebraska - 1.66%
Maryland Health & Higher Educational Facilities			Municipal Energy Agency of Nebraska BHAC
Authority			5.13%, 04/01/2029	1,000	1,039
5.25%, 01/01/2027	250	195	Omaha Public Power District
6.00%, 07/01/2041	500	499	5.50%, 02/01/2039	1,000	1,045
		$ 2,579	6.15%, 02/01/2012	645	669
Massachusetts - 3.42%			University of Nebraska
Commonwealth of Massachusetts			5.25%, 07/01/2039	1,000	1,024
0.39%, 03/01/2026	500	500			$ 3,777
Massachusetts Bay Transportation Authority			Nevada - 1.34%
5.25%, 07/01/2028	2,000	2,260	City of Reno NV
Massachusetts Development Finance Agency			5.25%, 06/01/2037	1,260	1,043
5.75%, 11/15/2042	500	269	County of Clark NV
5.75%, 12/01/2042	1,000	1,083	5.13%, 07/01/2034	1,000	940
6.38%, 07/01/2029(d)	700	586	State of Nevada
Massachusetts Health & Educational Facilities			5.00%, 06/01/2022(a)	1,000	1,075
Authority					$ 3,058
6.00%, 07/01/2031	200	210	New Hampshire - 1.68%
6.00%, 07/01/2031	800	796	City of Manchester NH AGM
Massachusetts Health & Educational Facilities			5.13%, 01/01/2030	1,000	1,005
Authority GO OF UNIV			New Hampshire Business Finance Authority
5.00%, 07/01/2038	1,000	1,019	7.13%, 07/01/2027(e)	750	780
Massachusetts State College Building Authority			New Hampshire Health & Education Facilities
5.50%, 05/01/2039	1,000	1,035	Authority AGM
		$ 7,758	5.50%, 08/01/2027	2,000	2,045
Michigan - 1.95%					$ 3,830
City of Detroit MI AGM			New Jersey - 2.61%
5.00%, 07/01/2026	195	184	New Jersey Economic Development Authority
7.00%, 07/01/2027	1,500	1,742	0.23%, 07/01/2026(e)	2,500	2,500
Kent Hospital Finance Authority			5.00%, 09/01/2034	1,000	959
5.50%, 01/15/2047	500	559	5.13%, 07/01/2025	160	131
Michigan Strategic Fund			5.75%, 04/01/2031	1,000	898
5.45%, 09/01/2029	1,000	1,001	5.75%, 06/01/2031	550	509
Michigan Strategic Fund XLCA			New Jersey Housing & Mortgage Finance Agency
5.45%, 12/15/2032	1,000	941	6.38%, 10/01/2028	900	961
		$ 4,427			$ 5,958
Minnesota - 0.74%			New Mexico - 0.59%
City of Minneapolis MN			New Mexico Hospital Equipment Loan Council
6.75%, 11/15/2032	500	534	5.00%, 08/01/2039	1,500	1,351
City of Minneapolis MN ASSURED GTY
6.50%, 11/15/2038	1,000	1,065	New York - 4.48%
City of Pine City MN			Brooklyn Arena Local Development Corp
6.25%, 05/01/2035	100	83	6.25%, 07/15/2040	480	470
		$ 1,682	6.38%, 07/15/2043	200	198
Missouri - 1.88%			East Rochester Housing Authority
Cape Girardeau County Industrial Development			5.50%, 08/01/2033	160	125
Authority			Metropolitan Transportation Authority
5.50%, 06/01/2034	1,000	966	5.25%, 11/15/2030	1,500	1,545
5.63%, 06/01/2027	160	155	New York City Industrial Development Agency
City of Carthage MO			6.25%, 03/01/2015	1,000	1,005
5.88%, 04/01/2030	160	128	New York City Industrial Development
6.00%, 04/01/2038	250	188	Agency ASSURED GTY
City of Fenton MO			6.13%, 01/01/2029	1,000	1,065
7.00%, 10/01/2021	575	596	New York City Transitional Finance Authority ST
City of Kansas City MO			AID WITHHLDG
5.25%, 03/01/2018	200	191	5.25%, 01/15/2039	2,000	2,021
5.40%, 06/01/2024	120	100	New York State Dormitory Authority ASSURED
City of Maryland Heights MO			GTY ST AID WITHHLDG
5.50%, 09/01/2018	220	208	5.00%, 10/01/2023	2,000	2,161
Missouri State Health & Educational Facilities
Authority
0.28%, 07/01/2029	1,000	1,000
See accompanying notes			177

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
New York (continued)			Tennessee - 1.25%
New York State Thruway Authority			Chattanooga Health Educational & Housing
5.00%, 03/15/2026(a)	$ 1,480	$ 1,583	Facility Board
		$ 10,173	5.50%, 10/01/2020	$ 445	$ 420
North Carolina - 0.47%			Johnson City Health & Educational Facilities
City of Raleigh NC			Board
5.00%, 03/01/2031	1,000	1,065	7.50%, 07/01/2033	1,000	1,093
			Shelby County Health Educational & Housing
Ohio - 2.26%			Facilities Board
County of Adams OH			5.63%, 09/01/2026	500	449
6.25%, 09/01/2020(d)	1,000	796	Tennessee Housing Development Agency GO OF
County of Montgomery OH			AGY
6.25%, 11/15/2033	1,310	1,351	4.85%, 01/01/2032	940	885
Ohio Air Quality Development Authority					$ 2,847
5.63%, 06/01/2018	1,000	1,067	Texas - 8.12%
Ohio Higher Educational Facility Commission			Capital Area Cultural Education Facilities Finance
6.75%, 01/15/2039	1,000	1,023	Corp
Ohio Housing Finance			6.13%, 04/01/2045	1,000	955
Agency GNMA/FNMA/FHLMC COLL			County of Harris TX
5.20%, 09/01/2029	900	907	5.00%, 08/15/2032(a)	1,500	1,515
		$ 5,144	Dallas County Flood Control District No 1
Oklahoma - 0.03%			6.75%, 04/01/2016	205	216
Oklahoma Housing Finance Agency GNMA			Dallas-Fort Worth International Airport Facilities
COLL			Improvement Corp BHAC-CR FGIC
8.00%, 08/01/2018	70	70	5.50%, 11/01/2031	1,500	1,498
			Dallas-Fort Worth International Airport Facilities
Oregon - 0.94%			Improvement Corp NATL-RE
Oregon State Department of Administrative			6.00%, 11/01/2023	500	502
Services			El Paso County Hospital District ASSURED GTY
5.25%, 04/01/2026	1,500	1,643	5.00%, 08/15/2037	1,000	998
Warm Springs Reservation Confederated Tribe			Harris County Industrial Development Corp
6.38%, 11/01/2033	500	497	5.00%, 02/01/2023	400	408
		$ 2,140	McLennan County Public Facility Corp
Pennsylvania - 1.98%			6.63%, 06/01/2035	1,000	1,059
Franklin County Industrial Development			North Texas Health Facilities Development
Authority/PA			Corp AGM
5.38%, 07/01/2042	130	119	5.00%, 09/01/2024	1,000	1,005
Fulton County Industrial Development Authority			5.00%, 09/01/2032	1,000	938
5.90%, 07/01/2040	160	127	North Texas Tollway Authority
Pennsylvania Economic Development Financing			5.63%, 01/01/2033	1,000	993
Authority			5.75%, 01/01/2033	1,000	989
5.00%, 12/01/2042	750	776	Sea Breeze Public Facility Corp
Pennsylvania Turnpike Commission			6.50%, 01/01/2046	100	81
0.00%, 12/01/2028(e)	800	630	Southwest Higher Education Authority
0.00%, 12/01/2034(e)	500	390	5.00%, 10/01/2035	1,500	1,498
Pennsylvania Turnpike Commission ASSURED			Spring Independent School District PSF-GTD
GTY			5.00%, 08/15/2034	1,000	1,025
5.00%, 06/01/2039	1,500	1,426	Tarrant County Cultural Education Facilities
Philadelphia Redevelopment Authority NATL-RE			Finance Corp
FGIC			6.13%, 11/15/2029	1,000	971
5.50%, 04/15/2017	1,000	1,032	Tarrant County Cultural Education Facilities
		$ 4,500	Finance Corp ASSURED GTY
Puerto Rico - 1.59%			6.25%, 07/01/2028	1,000	1,050
Puerto Rico Sales Tax Financing Corp			Texas A&M University
5.00%, 08/01/2039	1,000	1,012	5.00%, 05/15/2027	1,000	1,070
5.25%, 08/01/2041	1,350	1,215	Texas Private Activity Bond Surface
5.38%, 08/01/2039	700	644	Transportation Corp
5.50%, 08/01/2042	800	746	6.88%, 12/31/2039	550	564
		$ 3,617	Texas Transportation Commission
South Carolina - 0.89%			5.00%, 04/01/2020	1,000	1,099
South Carolina Jobs-Economic Development					$ 18,434
Authority AMBAC			Utah - 1.86%
5.20%, 11/01/2027	1,000	1,012	Utah Housing Corp
			5.25%, 01/01/2039(a)	3,225	3,249
South Carolina Jobs-Economic Development
Authority ASSURED GTY			5.75%, 07/01/2036	965	976
5.38%, 02/01/2029	1,000	1,015			$ 4,225
		$ 2,027	Virgin Islands - 0.28%
			Virgin Islands Public Finance Authority
			5.00%, 10/01/2025	650	631

See accompanying notes

178

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2011 (unaudited)

			(f) Floating rate securities. The interest rate(s) shown reflect the rates in

	Principal		effect at April 30, 2011
	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Virginia - 0.81%			Unrealized Appreciation (Depreciation)
Lexington Industrial Development Authority			The net federal income tax unrealized appreciation (depreciation) and federal tax
5.38%, 01/01/2028	$ 750	$ 620	cost of investments held as of the period end were as follows:
Washington County Industrial Development
Authority/VA			Unrealized Appreciation	$ 8,950
7.50%, 07/01/2029	750	827	Unrealized Depreciation	(6,169)
White Oak Village Shops Community			Net Unrealized Appreciation (Depreciation)	$ 2,781
Development Authority			Cost for federal income tax purposes	$ 221,541
5.30%, 03/01/2017	400	402	All dollar amounts are shown in thousands (000's)
		$ 1,849
Washington - 3.33%			Portfolio Summary (unaudited)
FYI Properties			Sector	Percent
5.50%, 06/01/2039	1,000	1,008	Revenue Bonds	55 .07%
State of Washington			Insured	38 .32%
6.40%, 06/01/2017	3,000	3,571	General Obligation Unltd	5 .01%
Washington Health Care Facilities Authority			Prerefunded	3 .38%
7.38%, 03/01/2038	1,000	1,073	Special Assessment	0 .90%
Washington Health Care Facilities Authority AGM			Tax Allocation	0 .86%
5.50%, 08/15/2038	1,000	992	Special Tax	0 .77%
Washington Higher Education Facilities Authority			Certificate Participation	0 .33%
5.63%, 10/01/2040	1,000	939	Special Obligation Bonds	0 .04%
		$ 7,583	Liability For Floating Rate Notes Issued	(6.07)%
West Virginia - 1.73%			Other Assets in Excess of Liabilities, Net	1 .39%
County of Harrison WV NATL-RE-IBC			TOTAL NET ASSETS	100.00%
6.88%, 04/15/2022	2,500	2,500
County of Ohio WV
5.85%, 06/01/2034	250	214
West Virginia Hospital Finance Authority
5.50%, 06/01/2034	1,250	1,231
		$ 3,945
Wisconsin - 3.73%
City of Superior WI GO OF CORP
5.38%, 11/01/2021	750	753
County of Milwaukee WI AGM
5.25%, 12/01/2025	4,000	3,944
State of Wisconsin ST APPROP
5.38%, 05/01/2025	1,000	1,087
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/01/2033	1,000	966
6.38%, 02/15/2029	500	521
6.63%, 02/15/2039	720	749
Wisconsin Housing & Economic Development
Authority GO OF AUTH
4.75%, 09/01/2033	500	473
		$ 8,493
TOTAL MUNICIPAL BONDS		$ 238,129
Total Investments		$ 238,129
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.07)%
Notes with interest rates ranging from 0.26% to	$ (13,808)	$ (13,808)
0.51% at April 30, 2011 and contractual maturity of
collateral from 2011-2039.(f)
Total Net Investments		$ 224,321
Other Assets in Excess of Liabilities, Net - 1.39%		$ 3,172
TOTAL NET ASSETS - 100.00%		$ 227,493

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $694 or 0.31% of net assets.
(d)	Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at April 30, 2011.

See accompanying notes

179

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FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning of Investment Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	Income (Loss) Investments Operations			Income	Gains	Distributions of Period Total Return(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
2011(c)	$10 .57	$0 .19(a)	$0 .05	$0 .24	($0 .22)	$–	($0 .22)	$10.59	2 .30%(d)
2010	9.69	0.41(a)	0 .81	1 .22	( 0 .34)	–	(0.34)	10 .57	12 .83
2009	8.52	0.44(a)	1 .11	1 .55	( 0 .38)	–	(0.38)	9 .69	18 .80
2008	10.50	0.50(a)	( 2 .00)	( 1 .50)	( 0 .48)	–	(0.48)	8 .52	(14 .83)
2007	10.67	0.53(a)	( 0 .17)	0 .36	( 0 .53)	–	(0.53)	10 .50	3 .42
2006	10.63	0.47(a)	0 .04	0 .51	( 0 .47)	–	(0.47)	10 .67	4 .93
Class B shares
2011(c)	10.60	0.16(a)	0 .03	0 .19	( 0 .18)	–	(0.18)	10 .61	1 .87 (d)
2010	9.70	0.35(a)	0 .82	1 .17	( 0 .27)	–	(0.27)	10 .60	12 .29
2009	8.52	0.39(a)	1 .11	1 .50	( 0 .32)	–	(0.32)	9 .70	18 .15
2008	10.50	0.43(a)	( 2 .00)	( 1 .57)	( 0 .41)	–	(0.41)	8 .52	(15 .41)
2007	10.67	0.46(a)	( 0 .17)	0 .29	( 0 .46)	–	(0.46)	10 .50	2 .74
2006	10.64	0.40(a)	0 .03	0 .43	( 0 .40)	–	(0.40)	10 .67	4 .15
Class C shares
2011(c)	10.57	0.15(a)	0 .05	0 .20	( 0 .18)	–	(0.18)	10 .59	1 .89 (d)
2010	9.69	0.33(a)	0 .81	1 .14	( 0 .26)	–	(0.26)	10 .57	11 .93
2009	8.51	0.37(a)	1 .11	1 .48	( 0 .30)	–	(0.30)	9 .69	17 .99
2008	10.50	0.41(a)	( 2 .00)	( 1 .59)	( 0 .40)	–	(0.40)	8 .51	(15 .62)
2007(h)	10.66	0.35(a)	( 0 .15)	0 .20	( 0 .36)	–	(0.36)	10 .50	1 .92 (d)
CALIFORNIA MUNICIPAL FUND
Class A shares
2011(c)	10.00	0.24(a)	( 0 .79)	( 0 .55)	( 0 .24)	–	(0.24)	9 .21	(5 .47) (d)
2010	9.57	0.48(a)	0 .42	0 .90	( 0 .47)	–	(0.47)	10 .00	9 .59
2009	8.79	0.47(a)	0 .77	1 .24	( 0 .46)	–	(0.46)	9 .57	14 .66
2008	10.74	0.47(a)	( 1 .95)	( 1 .48)	( 0 .47)	–	(0.47)	8 .79	(14 .26)
2007	11.32	0.47(a)	( 0 .51)	( 0 .04)	( 0 .47)	( 0 .07)	(0.54)	10 .74	(0 .37)
2006	11.24	0.48	0 .22	0 .70	( 0 .48)	( 0 .14)	(0.62)	11 .32	6 .45
Class B shares
2011(c)	10.00	0.19(a)	( 0 .80)	( 0 .61)	( 0 .19)	–	(0.19)	9 .20	(6 .05) (d)
2010	9.57	0.40(a)	0 .41	0 .81	( 0 .38)	–	(0.38)	10 .00	8 .66
2009	8.79	0.40(a)	0 .77	1 .17	( 0 .39)	–	(0.39)	9 .57	13 .76
2008	10.74	0.40(a)	( 1 .96)	( 1 .56)	( 0 .39)	–	(0.39)	8 .79	(14 .93)
2007	11.32	0.39(a)	( 0 .51)	( 0 .12)	( 0 .39)	( 0 .07)	(0.46)	10 .74	(1 .12)
2006	11.24	0.39	0 .22	0 .61	( 0 .39)	( 0 .14)	(0.53)	11 .32	5 .66
Class C shares
2011(c)	10.01	0.20(a)	( 0 .79)	( 0 .59)	( 0 .20)	–	(0.20)	9 .22	(5 .90) (d)
2010	9.58	0.39(a)	0 .42	0 .81	( 0 .38)	–	(0.38)	10 .01	8 .59
2009	8.79	0.38(a)	0 .78	1 .16	( 0 .37)	–	(0.37)	9 .58	13 .62
2008	10.74	0.38(a)	( 1 .95)	( 1 .57)	( 0 .38)	–	(0.38)	8 .79	(15 .01)
2007	11.32	0.39(a)	( 0 .51)	( 0 .12)	( 0 .39)	( 0 .07)	(0.46)	10 .74	(1 .14)
2006	11.24	0.39	0 .22	0 .61	( 0 .39)	( 0 .14)	(0.53)	11 .32	5 .65

See accompanying notes.

181

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

Ratio of Expenses to
		Ratio of Expenses to	Average Net Assets		Ratio of Net
Net Assets, End of	Ratio of Expenses	Average Net Assets	(Excluding Reverse	Ratio of Gross	Investment Income
Period (in	to Average Net	(Excluding Interest	Repurchase Agreement	Expenses to	to Average Net	Portfolio
thousands)	Assets	Expense and Fees)	Expense)	Average Net Assets	Assets	Turnover Rate

$130,374	0.94%(e),(f)	N/A	N/A	– %	3 .70%(e)	274.9%(e)
134,686	0.94 (f)	N/A	N/A	–	4 .12	357.4
126,500	0.94 (f)	N/A	N/A	–	5 .10	365.1
116,109	0.94 (f)	N/A	N/A	–	5 .01	302.6
162,637	0.94 (f)	N/A	N/A	–	4 .98	259.1
168,767	0.94 (f)		0 .94% (g)	–	4 .42	274.5

7,926	1.60 (e),(f)	N/A	N/A	–	3 .03 (e)	274.9 (e)
10,488	1.60 (f)	N/A	N/A	–	3 .47	357.4
12,952	1.60 (f)	N/A	N/A	–	4 .47	365.1
14,841	1.60 (f)	N/A	N/A	–	4 .35	302.6
22,624	1.60 (f)	N/A	N/A	–	4 .32	259.1
25,384	1.60 (f)		1 .60 (g)	–	3 .76	274.5

5,697	1.75 (e),(f)	N/A	N/A	–	2 .89 (e)	274.9 (e)
5,976	1.75 (f)	N/A	N/A	–	3 .30	357.4
3,944	1.75 (f)	N/A	N/A	–	4 .22	365.1
2,263	1.75 (f)	N/A	N/A	–	4 .20	302.6
2,445	1.75 (e),(f)	N/A	N/A	–	4 .26 (e)	259.1 (e)

201,004	0.90 (e)	0.83% (e),(i)	N/A	–	5 .17 (e)	41 .4 (e)
255,698	0.88	0.81 (i)	N/A	0 .88 (j)	4 .90	32.0
266,967	0.91	0.83 (i)	N/A	0 .91 (j)	5 .29	57.3
250,177	1.07	0.83 (i)	N/A	1 .08 (j)	4 .67	41.7
273,618	1.18	0.82 (i)	N/A	1 .18 (j)	4 .30	63.7
264,924	0.84	N/A	N/A	0 .84 (j)	4 .26	29.0

5,150	1.93 (e),(f)	1.86 (e),(i)	N/A	1 .98 (e),(j)	4 .11 (e)	41.4 (e)
13,589	1.74	1.67 (i)	N/A	1 .74 (j)	4 .08	32.0
39,715	1.70	1.63 (i)	N/A	1 .70 (j)	4 .54	57.3
61,118	1.85	1.61 (i)	N/A	1 .85 (j)	3 .88	41.7
84,070	1.92	1.58 (i)	N/A	1 .92 (j)	3 .53	63.7
132,364	1.58	N/A	N/A	1 .58 (j)	3 .52	29.0

9,369	1.83 (e)	1.76 (e),(i)	N/A	–	4 .23 (e)	41 .4 (e)
13,572	1.79	1.72 (i)	N/A	1 .79 (j)	3 .98	32.0
12,335	1.88	1.81 (i)	N/A	1 .88 (j)	4 .28	57.3
8,010	1.95	1.71 (i)	N/A	2 .07 (j)	3 .81	41.7
5,127	1.95	1.59 (i)	N/A	2 .49 (j)	3 .53	63.7
4,413	1.59	N/A	N/A	1 .59 (j)	3 .52	29.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.
(i)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(j)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

182

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
DISCIPLINED LARGECAP BLEND FUND
Class A shares
2011(c)	$11 .73	$0 .02	$1 .86	$1 .88	($0 .61)	$–	($0 .61)	$13.00	16 .56%(d)
2010	10.42	0.08	1 .32	1 .40	(0.09)	–	( 0 .09)	11 .73	13 .52
2009	9.93	0.11	0 .49	0 .60	(0.11)	–	( 0 .11)	10 .42	6 .26
2008	17.85	0.14	(6.01)	(5.87)	(0.13)	(1.92)	( 2 .05)	9 .93	(36 .96)
2007	16.07	0.12	2 .13	2 .25	(0.09)	(0.38)	( 0 .47)	17 .85	14 .31
2006	14.35	0.11	1 .86	1 .97	(0.05)	(0.20)	( 0 .25)	16 .07	13 .86
Class B shares
2011(c)	11.50	( 0 .05)	1 .84	1 .79	(0.43)	–	( 0 .43)	12 .86	15 .91 (d)
2010	10.26	( 0 .05)	1 .29	1 .24	–	–	–	11 .50	12 .09
2009	9.77	( 0 .01)	0 .50	0 .49	–	–	–	10 .26	5 .02
2008	17.62	–	(5.93)	(5.93)	–	(1.92)	( 1 .92)	9 .77	(37 .61)
2007	15.94	( 0 .05)	2 .11	2 .06	–	(0.38)	( 0 .38)	17 .62	13 .14
2006	14.32	( 0 .03)	1 .85	1 .82	–	(0.20)	( 0 .20)	15 .94	12 .82
Class C shares
2011(c)	11.60	( 0 .02)	1 .85	1 .83	(0.55)	–	( 0 .55)	12 .88	16 .23 (d)
2010	10.31	0.01	1 .31	1 .32	(0.03)	–	( 0 .03)	11 .60	12 .85
2009	9.85	0.04	0 .49	0 .53	(0.07)	–	( 0 .07)	10 .31	5 .53
2008	17.71	0.02	(5.96)	(5.94)	–	(1.92)	( 1 .92)	9 .85	(37 .46)
2007(h)	16.26	( 0 .03)	1 .48	1 .45	–	–	–	17 .71	8 .92 (d)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2011(c)	9.80	0.06	1 .23	1 .29	(0.09)	–	( 0 .09)	11 .00	13 .19 (d)
2010	8.67	0.07	1 .17	1 .24	(0.11)	–	( 0 .11)	9 .80	14 .37
2009	7.43	0.09	1 .30	1 .39	(0.15)	–	( 0 .15)	8 .67	19 .13
2008	17.33	0.16	(7.97)	(7.81)	(0.12)	(1.97)	( 2 .09)	7 .43	(50 .60)
2007	14.33	0.15	4 .26	4 .41	(0.14)	(1.27)	( 1 .41)	17 .33	33 .39
2006	11.43	0.11	3 .28	3 .39	(0.03)	(0.46)	( 0 .49)	14 .33	30 .57
Class B shares
2011(c)	9 .78	–	1 .23	1 .23	–	–	–	11 .01	12 .58 (d)
2010	8.66	( 0 .03)	1 .15	1 .12	–	–	–	9 .78	12 .98
2009	7.37	0.01	1 .30	1 .31	(0.02)	–	( 0 .02)	8 .66	17 .84
2008	17.21	0.05	(7.92)	(7.87)	–	(1.97)	( 1 .97)	7 .37	(51 .01)
2007	14.26	–	4 .25	4 .25	(0.03)	(1.27)	( 1 .30)	17 .21	32 .17
2006	11.41	0.02	3 .29	3 .31	–	(0.46)	( 0 .46)	14 .26	29 .88
Class C shares
2011(c)	9.78	0.03	1 .23	1 .26	(0.03)	–	( 0 .03)	11 .01	12 .95 (d)
2010	8.67	0.03	1 .15	1 .18	(0.07)	–	( 0 .07)	9 .78	13 .61
2009	7.39	0.06	1 .29	1 .35	(0.07)	–	( 0 .07)	8 .67	18 .50
2008	17.22	0.09	(7.95)	(7.86)	–	(1.97)	( 1 .97)	7 .39	(50 .91)
2007(j)	13.71	0.03	3 .48	3 .51	–	–	–	17 .22	25 .60 (d)
Class P shares
2011(c)	9.80	0.07	1 .23	1 .30	(0.14)	–	( 0 .14)	10 .96	13 .42 (d)
2010(k)	9.35	0.01	0 .44	0 .45	–	–	–	9 .80	4 .81 (d)

See accompanying notes.

183

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

	Ratio of	Ratio of Net
Net Assets, End of	Expenses to	Investment Income
Period (in	Average Net	to Average Net	Portfolio
thousands)	Assets	Assets	Turnover Rate

$221,596	1.20%(e)	0.38%(e)	144 .0%(e)
202,793	1.18	0.76	145 .0
201,464	1.19	1.14	129 .9
218,451	1.00 (f)	1.03	121 .7
690,007	0.89 (f)	0.74	101 .4 (g)
95,018	1.20 (f)	0.70	92 .4

11,803	2 .39 (e),(f)	(0 .81) (e)	144 .0 (e)
12,914	2.41	(0 .47)	145 .0
18,368	2.43	(0 .06)	129 .9
25,190	2.04 (f)	(0 .03)	121 .7
61,799	1.91 (f)	(0 .27)	101 .4 (g)
13,117	2.14 (f)	(0 .22)	92 .4

2,511	1 .82 (e),(f)	(0 .26) (e)	144 .0 (e)
2,100	1.82 (f)	0.12	145 .0
1,967	1.82 (f)	0.48	129 .9
1,526	1.82 (f)	0.17	121 .7
2,480	1 .82 (e),(f)	(0 .21) (e)	101 .4 (e),(g)

294,011	1.47 (e)	1.23 (e)	82 .9 (e)
273,385	1.53	0.84	105 .9
273,110	1.58	1.26	115 .6
257,621	1.39 (f)	1.30	101 .5
699,188	1.30 (f)	0.99	111 .3 (i)
366,675	1.41 (f)	0.84	107 .5

16,620	2 .62 (e),(f)	0.01 (e)	82 .9 (e)
18,477	2.68	(0 .32)	105 .9
23,810	2.69	0.17	115 .6
27,621	2.34 (f)	0.41	101 .5
74,783	2.26 (f)	0.01	111 .3 (i)
48,040	2.10 (f)	0.14	107 .5

12,651	2 .08 (e),(f)	0.61 (e)	82 .9 (e)
11,618	2.08 (f)	0.29	105 .9
11,339	2.08 (f)	0.76	115 .6
11,322	2.08 (f)	0.73	101 .5
22,837	2 .08 (e),(f)	0.24 (e)	111 .3 (e),(i)

65	1 .08 (e),(f)	1.41 (e)	82 .9 (e)
10	1 .08 (e),(f)	0.84 (e)	105 .9 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through January 16, 2007.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.
(k)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

184

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
EQUITY INCOME FUND
Class A shares
2011(c)	$16 .91	$0 .25	$1 .94	$2 .19	($0 .22)	$–	($0 .22)	$18.88	13 .07%(d)
2010	14.38	0.43	2 .48	2 .91	( 0 .38)	–	(0.38)	16 .91	20 .49
2009	13.81	0.39	0 .59	0 .98	( 0 .41)	–	(0.41)	14 .38	7 .45
2008	23.81	0.39	( 7 .96)	( 7 .57)	( 0 .39)	( 2 .04)	(2.43)	13 .81	(35 .04)
2007	22.43	0.37	2 .54	2 .91	( 0 .33)	( 1 .20)	(1.53)	23 .81	13 .59
2006	20.07	0.33	3 .00	3 .33	( 0 .34)	( 0 .63)	(0.97)	22 .43	17 .16
Class B shares
2011(c)	16.76	0.17	1 .92	2 .09	( 0 .14)	–	(0.14)	18 .71	12 .51 (d)
2010	14.25	0.28	2 .46	2 .74	( 0 .23)	–	(0.23)	16 .76	19 .33
2009	13.68	0.27	0 .58	0 .85	( 0 .28)	–	(0.28)	14 .25	6 .48
2008	23.62	0.23	( 7 .89)	( 7 .66)	( 0 .24)	( 2 .04)	(2.28)	13 .68	(35 .61)
2007	22.26	0.17	2 .53	2 .70	( 0 .14)	( 1 .20)	(1.34)	23 .62	12 .68
2006	19.93	0.15	2 .98	3 .13	( 0 .17)	( 0 .63)	(0.80)	22 .26	16 .16
Class C shares
2011(c)	16.59	0.18	1 .90	2 .08	( 0 .16)	–	(0.16)	18 .51	12 .62 (d)
2010	14.11	0.31	2 .43	2 .74	( 0 .26)	–	(0.26)	16 .59	19 .61
2009	13.55	0.29	0 .58	0 .87	( 0 .31)	–	(0.31)	14 .11	6 .68
2008	23.42	0.25	( 7 .82)	( 7 .57)	( 0 .26)	( 2 .04)	(2.30)	13 .55	(35 .55)
2007	22.08	0.19	2 .51	2 .70	( 0 .16)	( 1 .20)	(1.36)	23 .42	12 .72
2006	19.79	0.16	2 .96	3 .12	( 0 .20)	( 0 .63)	(0.83)	22 .08	16 .28
Class P shares
2011(c)	16.93	0.25	1 .97	2 .22	( 0 .26)	–	(0.26)	18 .89	13 .19 (d)
2010(i)	16.45	0.05	0 .54	0 .59	( 0 .11)	–	(0.11)	16 .93	3 .59 (d)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2011(c)	13.35	0.38	0 .56	0 .94	( 0 .36)	( 0 .11)	(0.47)	13 .82	7 .15 (d)
2010	12.72	0.73	1 .71	2 .44	( 0 .76)	( 1 .05)	(1.81)	13 .35	21 .38
2009(j)	10.00	0.65	2 .72	3 .37	( 0 .65)	–	(0.65)	12 .72	35 .00 (d)
Class C shares
2011(c)	13.30	0.33	0 .56	0 .89	( 0 .31)	( 0 .11)	(0.42)	13 .77	6 .80 (d)
2010	12.68	0.63	1 .71	2 .34	( 0 .67)	( 1 .05)	(1.72)	13 .30	20 .44
2009(j)	10.00	0.57	2 .71	3 .28	( 0 .60)	–	(0.60)	12 .68	33 .99 (d)
Class P shares
2011(c)	13.31	0.40	0 .54	0 .94	( 0 .37)	( 0 .11)	(0.48)	13 .77	7 .21 (d)
2010(i)	13.01	0.08	0 .34	0 .42	( 0 .12)	–	(0.12)	13 .31	3 .21 (d)

See accompanying notes.

185

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

		Ratio of Gross	Ratio of Net
		Expenses to	Investment
Net Assets, End of	Ratio of Expenses to	Average Net	Income to Average Portfolio Turnover
Period (in thousands)	Average Net Assets	Assets	Net Assets	Rate

$687,704	0.97%(e)	– %	2 .82%(e)	11 .4%(e)
622,414	1.00	–	2 .73	22 .1
594,176	1.00	–	3 .02	35 .3
712,089	0.94	–	2 .06	75 .8
1,894,426	0.84	0.84 (f)	1 .60	85 .6 (g)
1,514,188	0.87	0.87 (f)	1 .56	81 .0

111,296	1.93 (e),(h)	–	1.87 (e)	11.4 (e)
117,395	1.94	–	1 .79	22 .1
139,115	1.95	–	2 .09	35 .3
177,768	1.80	–	1 .24	75 .8
391,824	1.68	1.68 (f)	0 .76	85 .6 (g)
330,900	1.73	1.73 (f)	0 .70	81 .0

114,001	1.71 (e)	–	2.08 (e)	11.4 (e)
101,915	1.73	–	2 .00	22 .1
106,430	1.77	–	2 .27	35 .3
134,522	1.70	–	1 .33	75 .8
299,675	1.61	1.61 (f)	0 .83	85 .6 (g)
251,685	1.64	1.64 (f)	0 .79	81 .0

1,905	0.72 (e),(h)	–	2.72 (e)	11.4 (e)
10	0.72 (e),(h)	–	2.97 (e)	22.1 (e)

1,249,665	1.10 (e),(h)	–	5.70 (e)	51.7 (e)
630,204	1.16 (h)	–	5 .76	75 .5
8,591	1.25 (e),(h)	–	6 .07 (e)	182 .5 (e)

616,268	1.85 (e),(h)	–	4.95 (e)	51.7 (e)
296,132	1.92 (h)	–	4 .98	75 .5
999	2.00 (e),(h)	–	5 .48 (e)	182 .5 (e)

33,610	0.85 (e),(h)	–	5.93 (e)	51.7 (e)
1,001	0.99 (e),(h)	–	7.01 (e)	75.5 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(j)	Period from December 15, 2008, date shares first offered, through October 31, 2009.

See accompanying notes.

186

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning Investment Gain (Loss) on Investment Investment					Realized	and	Value, End
	of Period Income (Loss) Investments Operations				Income	Gains	Distributions of Period Total Return(b)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2011(c)	$6 .83	$0 .03(a)	$0 .79	$0 .82	($0 .04)	($0 .04)	($0 .08)	$7 .57	12 .15%(d)
2010	5.66	0.10(a)	1 .35	1 .45	( 0 .28)	–	(0.28)	6 .83	26 .27
2009	5.04	0.11(a)	0 .77	0 .88	( 0 .26)	–	(0.26)	5 .66	18 .84
2008	10.08	0.16(a)	( 5 .02)	( 4 .86)	( 0 .18)	–	(0.18)	5 .04	(48 .89) (g)
2007(h)	10.00	0.01(a)	0 .07	0 .08	–	–	–	10 .08	0 .80 (d)
Class C shares
2011(c)	6.71	0.01(a)	0 .77	0 .78	( 0 .02)	( 0 .04)	(0.06)	7 .43	11 .73 (d)
2010	5.58	0.06(a)	1 .31	1 .37	( 0 .24)	–	(0.24)	6 .71	25 .19
2009	4.99	0.08(a)	0 .75	0 .83	( 0 .24)	–	(0.24)	5 .58	18 .05
2008	10.07	0.10(a)	( 5 .05)	( 4 .95)	( 0 .13)	–	(0.13)	4 .99	(49 .64)
2007(h)	10.00	– (a)	0 .07	0 .07	–	–	–	10 .07	0 .70 (d)
Class P shares
2011(i)	7.35	0.04(a)	0 .63	0 .67	( 0 .06)	–	(0.06)	7 .96	9 .14 (d)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2011(c)	11.28	0.19(a)	( 0 .16)	0 .03	( 0 .22)	–	(0.22)	11 .09	0 .31 (d)
2010	10.89	0.42(a)	0 .41	0 .83	( 0 .44)	–	(0.44)	11 .28	7 .82
2009	10.34	0.45(a)	0 .57	1 .02	( 0 .47)	–	(0.47)	10 .89	10 .01
2008	10.54	0.46(a)	( 0 .17)	0 .29	( 0 .49)	–	(0.49)	10 .34	2 .72
2007	10.54	0.47(a)	0 .01	0 .48	( 0 .48)	–	(0.48)	10 .54	4 .65
2006	10.53	0.44	0 .04	0 .48	( 0 .47)	–	(0.47)	10 .54	4 .74
Class B shares
2011(c)	11.27	0.14(a)	( 0 .15)	( 0 .01)	( 0 .18)	–	(0.18)	11 .08	(0 .10) (d)
2010	10.89	0.33(a)	0 .40	0 .73	( 0 .35)	–	(0.35)	11 .27	6 .86
2009	10.34	0.37(a)	0 .57	0 .94	( 0 .39)	–	(0.39)	10 .89	9 .18
2008	10.53	0.39(a)	( 0 .17)	0 .22	( 0 .41)	–	(0.41)	10 .34	2 .06
2007	10.54	0.39(a)	–	0 .39	( 0 .40)	–	(0.40)	10 .53	3 .78
2006	10.52	0.37	0 .05	0 .42	( 0 .40)	–	(0.40)	10 .54	4 .06
Class C shares
2011(c)	11.27	0.15(a)	( 0 .17)	( 0 .02)	( 0 .18)	–	(0.18)	11 .07	(0 .18) (d)
2010	10.88	0.33(a)	0 .42	0 .75	( 0 .36)	–	(0.36)	11 .27	6 .97
2009	10.32	0.37(a)	0 .58	0 .95	( 0 .39)	–	(0.39)	10 .88	9 .32
2008	10.52	0.39(a)	( 0 .18)	0 .21	( 0 .41)	–	(0.41)	10 .32	1 .99
2007	10.53	0.39(a)	0 .01	0 .40	( 0 .41)	–	(0.41)	10 .52	3 .92
2006	10.51	0.37	0 .05	0 .42	( 0 .40)	–	(0.40)	10 .53	4 .00
Class P shares
2011(c)	11.28	0.19(a)	( 0 .14)	0 .05	( 0 .23)	–	(0.23)	11 .10	0 .43 (d)
2010(l)	11.24	0.04(a)	0 .04	0 .08	( 0 .04)	–	(0.04)	11 .28	0 .71 (d)

See accompanying notes.

187

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

		Ratio of Gross	Ratio of Net
Net Assets, End of		Expenses to	Investment Income
Period (in	Ratio of Expenses to	Average Net	to Average Net	Portfolio Turnover
thousands)	Average Net Assets	Assets	Assets	Rate

$15,434	1.45%(e),(f)	– %	0 .94%(e)	89 .2%(e)
16,738	1.45 (f)	–	1 .61	194 .8
5,635	1.45 (f)	–	2 .42	131 .1
2,704	1.45 (f)	–	2 .06	100 .9
2,139	1.45 (e),(f)	–	1.31 (e)	86.7 (e)

2,523	2.20 (e),(f)	–	0.24 (e)	89.2 (e)
1,453	2.20 (f)	–	0 .95	194 .8
1,420	2.20 (f)	–	1 .76	131 .1
932	2.20 (f)	–	1 .23	100 .9
1,546	2.20 (e),(f)	–	0.50 (e)	86.7 (e)

7,969	1.10 (e),(f)	–	1.50 (e)	89.2 (e)

395,937	0.82 (e)	0.92 (e),(k)	3 .43 (e)	89 .0 (e)
422,993	0.84 (j)	–	3 .78	51 .2
290,408	0.89 (j)	–	4 .16	26 .6
83,376	0.91 (f)	–	4.38	5.3
90,167	0.91	0.93 (k)	4 .45	13 .6
98,110	0.91	0.91 (k)	4 .25	13 .0

21,939	1.65 (e),(f)	–	2.60 (e)	89.0 (e)
36,773	1.65 (f)	–	3 .01	51 .2
56,957	1.65 (f)	–	3 .46	26 .6
39,613	1.65 (f)	–	3.64	5.3
58,227	1.66	1.68 (k)	3 .72	13 .6
85,761	1.66	1.66 (k)	3 .50	13 .0

71,176	1.63 (e),(f)	–	2.61 (e)	89.0 (e)
75,290	1.63 (f)	–	2 .96	51 .2
26,914	1.63 (f)	–	3 .43	26 .6
6,118	1.63 (f)	–	3.66	5.3
7,273	1.63	1.93 (k)	3 .74	13 .6
7,964	1.63	1.63 (k)	3 .53	13 .0

1,134	0.70 (e),(f)	–	3.51 (e)	89.0 (e)
10	0.71 (e),(f)	–	3.69 (e)	51.2 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(h)	Period from October 1, 2007, date shares first offered, through October 31, 2007.
(i)	Period from December 29, 2010, date shares first offered, through April 30, 2011.
(j)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(k)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(l)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

188

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends Net Asset
	Beginning	Investment Gain (Loss) on Investment Investment				Realized	and	Value, End
	of Period Income (Loss) Investments Operations				Income	Gains	Distributions of Period Total Return(b)
HIGH YIELD FUND
Class A shares
2011(c)	$8 .18	$0 .31(a)	$0 .17	$0 .48	($0 .32)	($0 .15)	($0 .47)	$8 .19	6 .20%(d)
2010	7.61	0.65(a)	0.58	1.23	(0.66)	–	( 0 .66)	8 .18	16 .87
2009	6.11	0.62(a)	1.54	2.16	(0.66)	–	( 0 .66)	7 .61	37 .46
2008	8.75	0.59(a)	(2.39)	(1.80)	(0.60)	(0.24)	( 0 .84)	6 .11	(22 .40)
2007	8.79	0.59(a)	0.21	0.80	(0.66)	(0.18)	( 0 .84)	8.75	9.63
2006	8.23	0.61	0 .55	1 .16	(0.60)	–	( 0 .60)	8 .79	14 .63
Class B shares
2011(c)	8 .22	0 .28(a)	0.17	0.45	(0.29)	(0.15)	( 0 .44)	8.23	5.74 (d)
2010	7.65	0.59(a)	0.58	1.17	(0.60)	–	( 0 .60)	8 .22	15 .86
2009	6.15	0.57(a)	1.54	2.11	(0.61)	–	( 0 .61)	7 .65	36 .15
2008	8.80	0.53(a)	(2.40)	(1.87)	(0.54)	(0.24)	( 0 .78)	6 .15	(23 .06)
2007	8.83	0.52(a)	0.22	0.74	(0.59)	(0.18)	( 0 .77)	8.80	8.82
2006	8.27	0.55	0 .55	1 .10	(0.54)	–	( 0 .54)	8 .83	13 .72
Class C shares
2011(c)	8 .23	0 .28(a)	0.17	0.45	(0.29)	(0.15)	( 0 .44)	8.24	5.77 (d)
2010	7.66	0.59(a)	0.58	1.17	(0.60)	–	( 0 .60)	8 .23	15 .91
2009	6.14	0.57(a)	1.56	2.13	(0.61)	–	( 0 .61)	7 .66	36 .61
2008	8.79	0.53(a)	(2.40)	(1.87)	(0.54)	(0.24)	( 0 .78)	6 .14	(23 .06)
2007	8.83	0.52(a)	0.22	0.74	(0.60)	(0.18)	( 0 .78)	8.79	8.76
2006	8.27	0.55	0 .55	1 .10	(0.54)	–	( 0 .54)	8 .83	13 .74
Class P shares
2011(c)	8 .15	0 .31(a)	0.21	0.52	(0.33)	(0.15)	( 0 .48)	8.19	6.73 (d)
2010(h)	8 .00	0 .06(a)	0.15	0.21	(0.06)	–	( 0 .06)	8.15	2.67 (d)
INCOME FUND
Class A shares
2011(c)	9 .65	0 .23(a)	(0.08)	0.15	(0.25)	–	( 0 .25)	9.55	1.64 (d)
2010	9.26	0.50(a)	0.41	0.91	(0.52)	–	( 0 .52)	9 .65	10 .14
2009	7.83	0.52(a)	1.44	1.96	(0.53)	–	( 0 .53)	9 .26	25 .80
2008	8.99	0.47(a)	(1.14)	(0.67)	(0.49)	–	( 0 .49)	7 .83	(7 .90)
2007	9.09	0.46(a)	(0.06)	0.40	(0.50)	–	( 0 .50)	8.99	4.47
2006	9.05	0.48	0 .05	0 .53	(0.49)	–	( 0 .49)	9.09	6.02
Class B shares
2011(c)	9 .69	0 .19(a)	(0.08)	0.11	(0.21)	–	( 0 .21)	9.59	1.17 (d)
2010	9.29	0.42(a)	0.42	0.84	(0.44)	–	( 0 .44)	9.69	9.32
2009	7.85	0.46(a)	1.44	1.90	(0.46)	–	( 0 .46)	9 .29	24 .95
2008	9.02	0.41(a)	(1.16)	(0.75)	(0.42)	–	( 0 .42)	7 .85	(8 .67)
2007	9.12	0.40(a)	(0.07)	0.33	(0.43)	–	( 0 .43)	9.02	3.69
2006	9.08	0.41	0 .05	0 .46	(0.42)	–	( 0 .42)	9.12	5.23
Class C shares
2011(c)	9 .70	0 .20(a)	(0.08)	0.12	(0.22)	–	( 0 .22)	9.60	1.24 (d)
2010	9.30	0.42(a)	0.43	0.85	(0.45)	–	( 0 .45)	9.70	9.35
2009	7.85	0.46(a)	1.45	1.91	(0.46)	–	( 0 .46)	9 .30	25 .07
2008	9.02	0.41(a)	(1.16)	(0.75)	(0.42)	–	( 0 .42)	7 .85	(8 .68)
2007	9.12	0.40(a)	(0.07)	0.33	(0.43)	–	( 0 .43)	9.02	3.71
2006	9.08	0.41	0 .05	0 .46	(0.42)	–	( 0 .42)	9.12	5.23
Class P shares
2011(c)	9 .67	0 .24(a)	(0.08)	0.16	(0.26)	–	( 0 .26)	9.57	1.73 (d)
2010(h)	9 .66	0 .05(a)	0.01	0.06	(0.05)	–	( 0 .05)	9.67	0.60 (d)

See accompanying notes.

189

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
		Ratio of Gross	Investment
		Expenses to	Income to
Net Assets, End of	Ratio of Expenses to	Average Net	Average Net	Portfolio Turnover
Period (in thousands)	Average Net Assets	Assets	Assets	Rate

$2,135,407	0.92%(e)	– %	7 .73%(e)	95 .8%(e)
2,001,283	0.94	–	8 .25	77 .8
1,543,091	0.95	–	9 .18	57 .0
770,504	0.92	–	7 .48	28 .8
809,318	0.85	0.85 (f)	6 .74	47 .4
422,747	0.90	0.90 (f)	7 .31	85 .0

65,680	1.73 (e),(g)	–	6 .92 (e)	95 .8 (e)
72,591	1.74	–	7 .48	77 .8
75,011	1.75	–	8 .44	57 .0
49,432	1.71	–	6 .64	28 .8
82,104	1.65	1.68 (f)	5 .95	47 .4
83,143	1.66	1.66 (f)	6 .55	85 .0

532,486	1.65 (e)	–	7 .00 (e)	95 .8 (e)
490,173	1.67	–	7 .52	77 .8
336,498	1.68	–	8 .34	57 .0
121,038	1.70	–	6 .69	28 .8
139,417	1.63	1.63 (f)	5 .97	47 .4
76,883	1.65	1.65 (f)	6 .56	85 .0

25,590	0.60 (e),(g)	–	7.83 (e)	95 .8 (e)
273	0.73 (e),(g)	–	8.11 (e)	77 .8 (e)

261,572	0.90 (e)	–	4 .95 (e)	21 .7 (e)
268,103	0.91 (g)	–	5 .28	13 .1
180,680	0.90 (g)	–	6 .09	30 .6
122,603	0.90 (g)	–	5 .32	15 .5
145,964	0.90	0.90 (f)	5 .13	15 .2
143,590	0.89	0.89 (f)	5 .27	26 .0

25,753	1.82 (e),(g)	–	4 .04 (e)	21 .7 (e)
39,778	1.72 (g)	–	4 .51	13 .1
53,887	1.64 (g)	–	5 .39	30 .6
51,278	1.64 (g)	–	4 .57	15 .5
77,832	1.65	1.66 (f)	4 .38	15 .2
99,751	1.65	1.65 (f)	4 .51	26 .0

56,473	1.68 (e)	–	4 .17 (e)	21 .7 (e)
59,080	1.69 (g)	–	4 .50	13 .1
36,367	1.65 (g)	–	5 .30	30 .6
15,103	1.65 (g)	–	4 .59	15 .5
12,107	1.65	1.84 (f)	4 .37	15 .2
10,412	1.64	1.64 (f)	4 .52	26 .0

1,228	0.70 (e),(g)	–	5 .10 (e)	21 .7 (e)
30	0.71 (e),(g)	–	5 .07 (e)	13 .1 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

190

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions			Total
	Value,	Investment and Unrealized Total From			from Net	from	Tax Return Dividends			Net Asset
	Beginning	Income	Gain (Loss) on Investment		Investment	Realized	of Capital	and	Redemption Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution Distributions		Fees	of Period
INFLATION PROTECTION FUND
Class A shares
2011(c)	$8.29	$0.10	($0.04)	$0 .06	($0 .10)	$–	$–	($0 .10)	$–	$8 .25
2010	7.62	0.12	0.68	0 .80	( 0 .13)	–	–	(0.13)	–	8.29
2009	7.15	0.12	0.36	0 .48	( 0 .01)	–	–	(0.01)	–	7.62
2008	9.53	0.49	(2.04)	( 1 .55)	( 0 .72)	–	( 0 .12)	(0.84)	0 .01	7 .15
2007	9.67	0.41	(0.14)	0 .27	( 0 .41)	–	–	(0.41)	–	9.53
2006	9.85	0.54	(0.21)	0 .33	( 0 .50)	( 0 .01)	–	(0.51)	–	9.67
Class C shares
2011(c)	8.23	0.07	(0.05)	0 .02	( 0 .07)	–	–	(0.07)	–	8.18
2010	7.58	0.06	0.68	0 .74	( 0 .09)	–	–	(0.09)	–	8.23
2009	7.17	–	0.42	0 .42	( 0 .01)	–	–	(0.01)	–	7.58
2008	9.56	0.43	(2.05)	( 1 .62)	( 0 .67)	–	( 0 .10)	(0.77)	–	7.17
2007(h)	9.49	0.30	0.07	0 .37	( 0 .30)	–	–	(0.30)	–	9.56
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2011(c)	25.69	0.02	2.79	2 .81	( 0 .02)	–	–	(0.02)	–	28 .48
2010	20.73	0.08	4.93	5 .01	( 0 .05)	–	–	(0.05)	–	25 .69
2009	13.76	0.11	6.90	7 .01	( 0 .04)	–	–	(0.04)	–	20 .73
2008	39.50	0.21	(20.16)	( 19 .95)	( 0 .10)	( 5 .69)	–	(5.79)	–	13 .76
2007	24.63	0.25	16.45	16 .70	( 0 .08)	( 1 .75)	–	(1.83)	–	39 .50
2006	19.43	0.14	7.04	7 .18	( 0 .05)	( 1 .93)	–	(1.98)	–	24 .63
Class B shares
2011(c)	24.60	(0.12)	2.67	2 .55	–	–	–	–	–	27 .15
2010	20.01	(0.17)	4.76	4 .59	–	–	–	–	–	24 .60
2009	13.39	(0.05)	6.67	6 .62	–	–	–	–	–	20 .01
2008	38.83	(0.04)	(19.71)	( 19 .75)	–	( 5 .69)	–	(5.69)	–	13 .39
2007	24.37	–	16.21	16 .21	–	( 1 .75)	–	(1.75)	–	38 .83
2006	19.34	(0.04)	7.00	6 .96	–	( 1 .93)	–	(1.93)	–	24 .37
Class C shares
2011(c)	25.06	(0.10)	2.72	2 .62	–	–	–	–	–	27 .68
2010	20.36	(0.13)	4.83	4 .70	–	–	–	–	–	25 .06
2009	13.58	(0.01)	6.79	6 .78	–	–	–	–	–	20 .36
2008	39.30	(0.03)	(20.00)	( 20 .03)	–	( 5 .69)	–	(5.69)	–	13 .58
2007(i)	25.31	(0.01)	13.99	13 .98	–	–	–	–	0 .01	39 .30
Class P shares
2011(c)	25.60	0.11	2.74	2 .85	( 0 .15)	–	–	(0.15)	–	28 .30
2010(j)	24.41	–	1.19	1 .19	–	–	–	–	–	25 .60

See accompanying notes.

191

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Expenses to
			Average Net Assets	Ratio of Net
	Net Assets, End of	Ratio of Expenses	(Excluding Reverse	Investment Income
	Period (in	to Average Net	Repurchase Agreement	to Average Net	Portfolio
Total Return(b)	thousands)	Assets	Expense)	Assets	Turnover Rate

0 .70%(d)	$24,651	0.90%(e),(f)	N/A	2 .57%(e)	82 .6%(e)
10.58	16,234	0.90 (f)	N/A	1 .55	85 .3
6.71	11,568	0.90 (f)	N/A	1 .60	109 .5
(17.81)	6,167	0.90 (f)	N/A	5 .54	32 .3
2.88	4,223	0.90 (f)	N/A	4 .34	88 .2
3.38	3,851	0.95 (f)	0 .95 (g)	5 .57	51 .4

0.22 (d)	4,307	1.65 (e),(f)	N/A	1 .70 (e)	82 .6 (e)
9.76	3,195	1.65 (f)	N/A	0 .79	85 .3
5.81	1,488	1.65 (f)	N/A	0 .00	109 .5
(18.45)	1,808	1.65 (f)	N/A	4 .89	32 .3
4.00 (d)	838	1.65 (e),(f)	N/A	4 .06 (e)	88 .2 (e)

10.94 (d)	149,800	1 .79 (e)	N/A	0 .15 (e)	87 .4 (e)
24.22	137,244	1.85	N/A	0 .33	102 .1
51.11	111,976	2.00	N/A	0 .71	133 .4
(58.51)	85,229	1.81	N/A	0 .78	127 .6
72.31	225,132	1.74	N/A	0 .86	141 .6
39.48	83,566	1.98	N/A	0 .63	134 .0

10.37 (d)	14,442	2.85 (e),(f)	N/A	(0 .95) (e)	87 .4 (e)
22.94	16,040	2.90	N/A	(0 .76)	102 .1
49.44	17,515	3.08	N/A	(0 .34)	133 .4
(58.91)	12,272	2.72	N/A	(0 .17)	127 .6
70.81	33,457	2.62	N/A	(0 .01)	141 .6
38.41	14,597	2.81	N/A	(0 .16)	134 .0

10.45 (d)	14,592	2.70 (e),(f)	N/A	(0 .75) (e)	87 .4 (e)
23.08	13,166	2.79 (f)	N/A	(0 .59)	102 .1
49.93	10,583	2.80 (f)	N/A	(0 .08)	133 .4
(58.91)	6,248	2.79 (f)	N/A	(0 .12)	127 .6
55.43 (d)	10,276	2.80 (e),(f)	N/A	(0 .01) (e)	141 .6 (e)

11.18 (d)	57	1.38 (e),(f)	N/A	0 .85 (e)	87 .4 (e)
4.88 (d)	10	1.38 (e),(f)	N/A	0 .01 (e)	102 .1 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.
(j)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

192

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
	Net Asset	Net	and		Dividends Distributions			Total
	Value,	Investment Unrealized Total From			from Net	from	Tax Return Dividends			Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				Realized	of Capital	and	Redemption Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distribution Distributions		Fees	of Period
INTERNATIONAL GROWTH FUND
Class A shares
2011(c)	$8.70	$0.05	$1.10	$1 .15	($0 .09)	$–	$–	($0 .09)	$–	$9 .76
2010	7.78	0.06	0.96	1 .02	( 0 .10)	–	–	(0.10)	–	8.70
2009	6.95	0.06	0.89	0 .95	( 0 .12)	–	–	(0.12)	–	7.78
2008	15.53	0.12	(7.46)	( 7 .34)	( 0 .03)	( 1 .22)	–	(1.25)	0 .01	6 .95
2007(g)	15.00	(0.01)	0.54	0 .53	–	–	–	–	–	15 .53
Class C shares
2011(c)	8.71	0.01	1.11	1 .12	( 0 .03)	–	–	(0.03)	–	9.80
2010	7.79	–	0.96	0 .96	( 0 .04)	–	–	(0.04)	–	8.71
2009	6.95	0.01	0.88	0 .89	( 0 .05)	–	–	(0.05)	–	7.79
2008	15.52	0.02	(7.37)	( 7 .35)	–	( 1 .22)	–	(1.22)	–	6.95
2007(g)	15.00	(0.02)	0.54	0 .52	–	–	–	–	–	15 .52
LARGECAP GROWTH FUND
Class A shares
2011(c)	7.54	(0.02)	0.94	0 .92	–	–	–	–	–	8.46
2010	6.26	(0.04)	1.32	1 .28	–	–	–	–	–	7.54
2009	6.09	(0.03)	0.20	0 .17	–	–	–	–	–	6.26
2008	9.96	–	(3.70)	( 3 .70)	–	( 0 .15)	( 0 .02)	(0.17)	–	6.09
2007	7.78	(0.01)	2.30	2 .29	( 0 .01)	( 0 .10)	–	(0.11)	–	9.96
2006	7.09	–	0.69	0 .69	–	–	–	–	–	7.78
Class B shares
2011(c)	7.18	(0.06)	0.89	0 .83	–	–	–	–	–	8.01
2010	6.03	(0.11)	1.26	1 .15	–	–	–	–	–	7.18
2009	5.91	(0.07)	0.19	0 .12	–	–	–	–	–	6.03
2008	9.76	(0.08)	(3.60)	( 3 .68)	–	( 0 .15)	( 0 .02)	(0.17)	–	5.91
2007	7.69	(0.09)	2.26	2 .17	–	( 0 .10)	–	(0.10)	–	9.76
2006	7.07	(0.06)	0.68	0 .62	–	–	–	–	–	7.69
Class C shares
2011(c)	7.33	(0.05)	0.91	0 .86	–	–	–	–	–	8.19
2010	6.13	(0.09)	1.29	1 .20	–	–	–	–	–	7.33
2009	6.00	(0.07)	0.20	0 .13	–	–	–	–	–	6.13
2008	9.90	(0.07)	(3.66)	( 3 .73)	–	( 0 .15)	( 0 .02)	(0.17)	–	6.00
2007(i)	8.15	(0.07)	1.82	1 .75	–	–	–	–	–	9.90
Class P shares
2011(c)	7.69	–	0.96	0 .96	–	–	–	–	–	8.65
2010(j)	7.32	–	0.37	0 .37	–	–	–	–	–	7.69

See accompanying notes.

193

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
				(unaudited)

			Ratio of Net
	Net Assets, End of	Ratio of Expenses	Investment Income
	Period (in	to Average Net	to Average Net	Portfolio
Total Return(b)	thousands)	Assets	Assets	Turnover Rate

13.30%(d)	$8,967	1.54%(e),(f)	1 .23%(e)	121 .5%(e)
13.25	6,819	1.59 (f)	0 .76	153 .8
13.92	4,792	1.60 (f)	0 .87	137 .7
(51.07)	1,760	1.60 (f)	1 .03	125 .2
3.53 (d)	375	1.60 (e),(f)	(0 .47) (e)	129 .4 (e)

12.84 (d)	629	2.35 (e),(f)	0 .31 (e)	121 .5 (e)
12.34	575	2.35 (f)	0 .01	153 .8
12.86	437	2.35 (f)	0 .12	137 .7
(51.14)	246	2.35 (f)	0 .22	125 .2
3.47 (d)	22	2.35 (e),(f)	(1 .36) (e)	129 .4 (e)

12.20 (d)	348,253	1 .27 (e)	(0 .46) (e)	81 .0 (e)
20.45	323,663	1.35	(0 .65)	65 .5
2.79	287,902	1.38 (f)	(0 .46)	86 .5
(37.78)	321,555	1.21 (f)	(0 .02)	88 .8
29.78	535,659	1.19 (f)	(0 .09)	113 .1 (h)
9.73	280,969	1.13	0 .06	93 .5

11.56 (d)	16,314	2.37 (e),(f)	(1 .55) (e)	81 .0 (e)
19.07	18,486	2.42	(1 .73)	65 .5
2.03	22,560	2.30 (f)	(1 .34)	86 .5
(38.36)	31,802	2.13 (f)	(0 .91)	88 .8
28.52	94,254	2.12 (f)	(1 .06)	113 .1 (h)
8.77	28,890	2.03	(0 .85)	93 .5

11.73 (d)	12,132	2 .01 (e)	(1 .20) (e)	81 .0 (e)
19.58	11,368	2.08	(1 .38)	65 .5
2.17	9,067	2.13 (f)	(1 .21)	86 .5
(38.32)	9,311	2.02 (f)	(0 .89)	88 .8
21.47 (d)	8,037	2.03 (e),(f)	(1 .06) (e)	113.1 (e),(h)

12.48 (d)	140	0.84 (e),(f)	0 .05 (e)	81 .0 (e)
5.05 (d)	11	0.84 (e),(f)	0 .07 (e)	65 .5 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from October 1, 2007, date shares first offered, through October 31, 2007.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
(j)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

194

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2011(c)	$8.35	$0.06	$1 .26	$1 .32	($0 .09)	$–	($0 .09)	$9 .58	15 .93%(d)
2010	7.31	0.11	1 .03	1 .14	( 0 .10)	–	(0.10)	8 .35	15 .72
2009	6.85	0.11	0 .48	0 .59	( 0 .13)	–	(0.13)	7 .31	9 .03
2008	11.06	0.15	( 4 .10)	( 3 .95)	( 0 .14)	( 0 .12)	(0.26)	6 .85	(36 .55)
2007	9.86	0.14	1 .21	1 .35	( 0 .12)	( 0 .03)	(0.15)	11 .06	13 .86
2006	8.66	0.12	1 .22	1 .34	( 0 .10)	( 0 .04)	(0.14)	9 .86	15 .54
Class C shares
2011(c)	8.26	0.03	1 .26	1 .29	( 0 .04)	–	(0.04)	9 .51	15 .61 (d)
2010	7.25	0.06	1 .03	1 .09	( 0 .08)	–	(0.08)	8 .26	15 .06
2009	6.81	0.08	0 .46	0 .54	( 0 .10)	–	(0.10)	7 .25	8 .11
2008	10.99	0.08	( 4 .07)	( 3 .99)	( 0 .07)	( 0 .12)	(0.19)	6 .81	(36 .92)
2007(g)	10.12	0.05	0 .82	0 .87	–	–	–	10 .99	8 .60 (d)
LARGECAP VALUE FUND
Class A shares
2011(c)	8.80	0.04	1 .63	1 .67	( 0 .08)	–	(0.08)	10 .39	19 .02 (d)
2010	7.84	0.09	0 .99	1 .08	( 0 .12)	–	(0.12)	8 .80	13 .81
2009	7.93	0.14	( 0 .07)	0 .07	( 0 .16)	–	(0.16)	7 .84	1 .01
2008	13.53	0.19	( 4 .59)	( 4 .40)	( 0 .16)	( 1 .04)	(1.20)	7 .93	(35 .48)
2007	13.11	0.19	1 .00	1 .19	( 0 .17)	( 0 .60)	(0.77)	13 .53	9 .47
2006	11.34	0.18	1 .98	2 .16	( 0 .10)	( 0 .29)	(0.39)	13 .11	19 .53
Class B shares
2011(c)	8.76	(0.02)	1 .62	1 .60	–	–	–	10 .36	18 .26 (d)
2010	7.80	(0.02)	0 .98	0 .96	–	–	–	8 .76	12 .35
2009	7.87	0.04	( 0 .07)	( 0 .03)	( 0 .04)	–	(0.04)	7 .80	(0 .37)
2008	13.42	0.09	( 4 .57)	( 4 .48)	( 0 .03)	( 1 .04)	(1.07)	7 .87	(36 .08)
2007	13.00	0.04	1 .01	1 .05	( 0 .03)	( 0 .60)	(0.63)	13 .42	8 .37
2006	11.33	0.06	1 .96	2 .02	( 0 .06)	( 0 .29)	(0.35)	13 .00	18 .18
Class C shares
2011(c)	8.70	0.01	1 .60	1 .61	( 0 .03)	–	(0.03)	10 .28	18 .49 (d)
2010	7.76	0.03	0 .99	1 .02	( 0 .08)	–	(0.08)	8 .70	13 .14
2009	7.89	0.09	( 0 .08)	0 .01	( 0 .14)	–	(0.14)	7 .76	0 .28
2008	13.44	0.11	( 4 .55)	( 4 .44)	( 0 .07)	( 1 .04)	(1.11)	7 .89	(35 .81)
2007(h)	12.80	0.05	0 .59	0 .64	–	–	–	13 .44	5 .00 (d)

See accompanying notes.

195

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

		Ratio of Net
Net Assets, End of	Ratio of Expenses	Investment Income
Period (in	to Average Net	to Average Net	Portfolio
thousands)	Assets	Assets	Turnover Rate

$176,608	0 .62%(e),(f)	1 .30%(e)	3 .3%(e)
154,529	0.70	1.35	8 .0
55,393	0.79	1.69	7 .6
53,542	0.65	1.57	8 .2
90,317	0.66	1.34	5 .6
78,995	0.67	1.31	3 .7

7,135	1.30 (e),(f)	0.61 (e)	3 .3 (e)
5,898	1.30 (f)	0.75	8 .0
3,898	1.30 (f)	1.20	7 .6
2,428	1.30 (f)	0.92	8 .2
2,691	1.30 (e),(f)	0.56 (e)	5 .6 (e)

182,757	0.99 (e)	0.81 (e)	136 .9 (e)
159,592	1.03	1.05	192 .9
152,407	1.11	1.91	170 .2
171,897	0.97	1.78	132 .1
298,926	0.94	1.41	100 .3
295,285	0.90	1.50	92 .8

5,714	2.25 (e),(f)	(0.43) (e)	136 .9 (e)
6,025	2.38	(0.28)	192 .9
7,575	2.42	0.62	170 .2
9,598	1.96	0.80	132 .1
20,306	2.01	0.34	100 .3
23,025	1.88	0.52	92 .8

2,190	1.70 (e),(f)	0.09 (e)	136 .9 (e)
1,581	1.70 (f)	0.36	192 .9
1,300	1.70 (f)	1.31	170 .2
1,130	1.70 (f)	1.02	132 .1
1,043	1.70 (e),(f)	0.44 (e)	100 .3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.
(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

196

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
MIDCAP BLEND FUND
Class A shares
2011(c)	$13 .03	$0 .02	$2 .58	$2 .60	($0 .14)	($0 .49)	($0 .63)	$15.00	20 .68%(d)
2010	10.45	0.09	2 .53	2 .62	(0.04)	–	( 0 .04)	13 .03	25 .12
2009	9.54	–	1.43	1.43	–	(0.52)	( 0 .52)	10 .45	16 .52
2008	15.97	( 0 .01)	(4.94)	(4.95)	–	(1.48)	( 1 .48)	9 .54	(33 .98)
2007	14.89	0.01	2 .52	2 .53	(0.03)	(1.42)	( 1 .45)	15 .97	18 .27
2006	13.78	0.04	1 .81	1 .85	(0.03)	(0.71)	( 0 .74)	14 .89	13 .87
Class B shares
2011(c)	12.69	( 0 .05)	2.53	2.48	–	(0.49)	( 0 .49)	14 .68	20 .14 (d)
2010	10.24	( 0 .03)	2.48	2.45	–	–	–	12 .69	23 .93
2009	9.46	( 0 .09)	1.39	1.30	–	(0.52)	( 0 .52)	10 .24	15 .21
2008	15.92	( 0 .06)	(4.92)	(4.98)	–	(1.48)	( 1 .48)	9 .46	(34 .31)
2007	14.86	( 0 .04)	2.52	2.48	–	(1.42)	( 1 .42)	15 .92	17 .93
2006	13.76	–	1.81	1.81	–	(0.71)	( 0 .71)	14 .86	13 .60
Class C shares
2011(c)	12.62	( 0 .04)	2.50	2.46	(0.08)	(0.49)	( 0 .57)	14 .51	20 .16 (d)
2010	10.18	–	2.46	2.46	(0.02)	–	( 0 .02)	12 .62	24 .22
2009	9.38	( 0 .07)	1.39	1.32	–	(0.52)	( 0 .52)	10 .18	15 .57
2008	15.86	( 0 .12)	(4.88)	(5.00)	–	(1.48)	( 1 .48)	9 .38	(34 .58)
2007(g)	14.20	( 0 .12)	1.78	1.66	–	–	–	15 .86	11 .69 (d)
Class P shares
2011(c)	13.18	0.02	2 .62	2 .64	(0.19)	(0.49)	( 0 .68)	15 .14	20 .83 (d)
2010(h)	12.58	0.01	0 .59	0 .60	–	–	–	13 .18	4 .77 (d)
MONEY MARKET FUND
Class A shares
2011(c)	1 .00	–	–	–	–	–	–	1 .00	0 .00 (d)
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	0.01	(0.01)	–	–	–	–	1 .00	0 .47
2008	1.00	0.03	–	0.03	(0.03)	–	( 0 .03)	1.00	3.02
2007	1.00	0.05	–	0.05	(0.05)	–	( 0 .05)	1.00	5.02
2006	1.00	0.04	–	0.04	(0.04)	–	( 0 .04)	1.00	4.41
Class B shares
2011(c)	1 .00	–	–	–	–	–	–	1 .00	0 .00 (d)
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	–	–	–	–	–	–	1 .00	0 .16
2008	1.00	0.02	–	0.02	(0.02)	–	( 0 .02)	1.00	2.03
2007	1.00	0.04	–	0.04	(0.04)	–	( 0 .04)	1.00	4.04
2006	1.00	0.03	–	0.03	(0.03)	–	( 0 .03)	1.00	2.90
Class C shares
2011(c)	1 .00	–	–	–	–	–	–	1 .00	0 .00 (d)
2010	1.00	–	–	–	–	–	–	1 .00	0 .00
2009	1.00	–	–	–	–	–	–	1 .00	0 .21
2008	1.00	0.02	–	0.02	(0.02)	–	( 0 .02)	1.00	2.08
2007(k)	1.00	0.03	–	0.03	(0.03)	–	( 0 .03)	1.00	2.94 (d)

See accompanying notes.

197

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income
Period (in	to Average Net	Expenses to	to Average Net	Portfolio
thousands)	Assets	Average Net Assets	Assets	Turnover Rate

$692,838	1 .08%(e),(f)	– %	0 .24%(e)	23 .9%(e)
542,687	1.14 (f)	–	0 .80	26 .7
435,797	1.23 (f)	–	0 .02	12 .9
362,130	1.06 (f)	–	(0 .05)	26 .8
596,568	1.02 (f)	–	0 .03	30 .6
549,528	1.02 (f)	–	0 .28	43 .4

37,231	2.10 (e),(f)	–	(0 .75) (e)	23 .9 (e)
37,441	2.13 (f)	–	(0 .25)	26 .7
42,993	2.27 (f)	–	(1 .01)	12 .9
35,769	1.50 (f)	–	(0 .48)	26 .8
69,393	1.32 (f)	–	(0 .26)	30 .6
68,090	1.32 (f)	–	(0 .02)	43 .4

36,152	1.85 (e),(f)	–	(0 .56) (e)	23 .9 (e)
21,342	1.95 (f)	–	0 .04	26 .7
10,048	1.95 (f)	–	(0 .73)	12 .9
3,639	1.95 (f)	–	(0 .94)	26 .8
3,914	1.95 (e),(f)	–	(0 .98) (e)	30 .6 (e)

20,058	0.71 (e),(f)	–	0 .33 (e)	23 .9 (e)
91	0.86 (e),(f)	–	0 .77 (e)	26 .7 (e)

499,513	0.32 (e)	0.56 (e),(i)	0.00 (e)	0.0 (e)
505,252	0.35	0.54 (i)	0.00	0.0
637,007	0.55	0.58 (i)	0.51	0.0
775,670	0.50 (f)	–	3.19	0.0
1,953,474	0.44 (f)	–	4.91	0.0
431,696	0.54 (f)	–	4.35	0.0

25,980	0.32 (e)	1.73 (e),(j)	0.00 (e)	0.0 (e)
36,068	0.35	1.63 (j)	0.00	0.0
66,726	0.89	1.62 (j)	0.17	0.0
87,353	1.50 (f)	–	1.87	0.0
33,265	1.41 (f)	–	3.95	0.0
2,976	1.98 (f)	–	2.90	0.0

18,264	0.32 (e)	1.74 (e),(j)	0.00 (e)	0.0 (e)
20,638	0.35	1.68 (j)	0.00	0.0
30,747	0.83	1.63 (j)	0.23	0.0
42,966	1.44 (f)	–	1.84	0.0
11,214	1.70 (e),(f)	–	3 .67 (e)	0.0 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(i)	Excludes expense reimbursement from Manager.
(j)	Excludes expense reimbursement from Manager and/or Distributor.
(k)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

198

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,		and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning of Net Investment Gain (Loss) on Investment				Investment	Realized	and	Value, End
	Period	Income (Loss) Investments		Operations	Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2011(c)	$37 .16	$0 .12(a)	$5 .94	$6 .06	($0 .40)	($1 .11)	($1 .51)	$41.71	16 .72%(d)
2010	32.55	0.50(a)	4.50	5.00	(0.17)	(0.22)	( 0 .39)	37 .16	15 .46
2009	30.71	0.18(a)	3.34	3.52	(0.16)	(1.52)	( 1 .68)	32 .55	12 .58
2008	49.35	0.23(a)	( 15 .43)	( 15 .20)	(0.23)	(3.21)	( 3 .44)	30 .71	(32 .95)
2007	43.09	0.30(a)	7.13	7.43	(0.18)	(0.99)	( 1 .17)	49 .35	17 .59
2006	38.99	0.18	5 .02	5 .20	(0.13)	(0.97)	( 1 .10)	43 .09	13 .50
Class B shares
2011(c)	31.55	( 0 .07)(a)	5.03	4.96	(0.04)	(1.11)	( 1 .15)	35 .36	16 .07 (d)
2010	27.81	0.10(a)	3.86	3.96	–	(0.22)	( 0 .22)	31 .55	14 .31
2009	26.58	( 0 .10)(a)	2.85	2.75	–	(1.52)	( 1 .52)	27 .81	11 .42
2008	43.33	( 0 .14)(a)	( 13 .40)	( 13 .54)	–	(3.21)	( 3 .21)	26 .58	(33 .59)
2007	38.16	( 0 .10)(a)	6.26	6.16	–	(0.99)	( 0 .99)	43 .33	16 .46
2006	34.84	( 0 .18)	4.47	4.29	–	(0.97)	( 0 .97)	38 .16	12 .45
Class C shares
2011(c)	31.73	( 0 .04)(a)	5.05	5.01	(0.16)	(1.11)	( 1 .27)	35 .47	16 .19 (d)
2010	27.94	0.16(a)	3.85	4.01	–	(0.22)	( 0 .22)	31 .73	14 .42
2009	26.71	( 0 .11)(a)	2.86	2.75	–	(1.52)	( 1 .52)	27 .94	11 .36
2008	43.53	( 0 .14)(a)	( 13 .47)	( 13 .61)	–	(3.21)	( 3 .21)	26 .71	(33 .60)
2007	38.31	( 0 .08)(a)	6.29	6.21	–	(0.99)	( 0 .99)	43 .53	16 .56
2006	34.94	( 0 .16)	4.50	4.34	–	(0.97)	( 0 .97)	38 .31	12 .53
Class P shares
2011(c)	37 .62	0 .11(a)	6.06	6.17	(0.55)	(1.11)	( 1 .66)	42 .13	16 .85 (d)
2010(h)	35 .97	0 .02(a)	1.63	1.65	–	–	–	37 .62	4 .59 (d)
REAL ESTATE SECURITIES FUND
Class A shares
2011(c)	15.83	– (a)	2.35	2.35	(0.09)	–	( 0 .09)	18 .09	14 .93 (d)
2010	11.62	0.22(a)	4.23	4.45	(0.24)	–	( 0 .24)	15 .83	38 .59
2009	11.83	0.28(a)	(0.21)	0.07	(0.28)	–	( 0 .28)	11 .62	1 .30
2008	24.97	0.27(a)	(7.39)	(7.12)	(0.29)	(5.73)	( 6 .02)	11 .83	(36 .02)
2007	27.56	0.19(a)	(0.60)	(0.41)	(0.11)	(2.07)	( 2 .18)	24 .97	(1 .92)
2006	20.43	0.14(a)	7.80	7.94	(0.19)	(0.62)	( 0 .81)	27 .56	40 .07
Class B shares
2011(c)	15.72	( 0 .07)(a)	2.34	2.27	(0.05)	–	( 0 .05)	17 .94	14 .47 (d)
2010	11.53	0.12(a)	4.19	4.31	(0.12)	–	( 0 .12)	15 .72	37 .56
2009	11.74	0.21(a)	(0.22)	(0.01)	(0.20)	–	( 0 .20)	11 .53	0 .46
2008	24.83	0.13(a)	(7.32)	(7.19)	(0.17)	(5.73)	( 5 .90)	11 .74	(36 .50)
2007	27.56	( 0 .02)(a)	(0.60)	(0.62)	(0.04)	(2.07)	( 2 .11)	24 .83	(2 .74)
2006	20.44	0.02(a)	7.80	7.82	(0.08)	(0.62)	( 0 .70)	27 .56	39 .33
Class C shares
2011(c)	15.74	( 0 .07)(a)	2.33	2.26	(0.05)	–	( 0 .05)	17 .95	14 .42 (d)
2010	11.56	0.10(a)	4.23	4.33	(0.15)	–	( 0 .15)	15 .74	37 .66
2009	11.77	0.21(a)	(0.20)	0.01	(0.22)	–	( 0 .22)	11 .56	0 .62
2008	24.89	0.15(a)	(7.36)	(7.21)	(0.18)	(5.73)	( 5 .91)	11 .77	(36 .48)
2007(j)	27.41	(0.08)(a)	( 2 .44)	( 2 .52)	–	–	–	24 .89	(9 .19) (d)
Class P shares
2011(c)	15.83	( 0 .01)(a)	2.39	2.38	(0.12)	–	( 0 .12)	18 .09	15 .14 (d)
2010(h)	15 .38	0 .02(a)	0.49	0.51	(0.06)	–	( 0 .06)	15 .83	3 .34 (d)

See accompanying notes.

199

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
				(unaudited)

	Ratio of	Ratio of Gross	Ratio of Net
Net Assets, End of	Expenses to	Expenses to	Investment Income
Period (in	Average Net	Average Net	to Average Net	Portfolio
thousands)	Assets	Assets	Assets	Turnover Rate

$456,708	0.98%(e)	– %	0 .64%(e)	13 .7%(e)
409,697	1.04	–	1 .43	15 .3
375,874	1.07	–	0 .65	23 .8
390,075	0.93	–	0.57	9.7
956,005	0.83	0.83 (f)	0 .63	17 .6
880,755	0.85	0.85 (f)	0 .44	15 .0

61,778	2 .02 (e),(g)	–	(0 .39) (e)	13 .7 (e)
62,508	2.07	–	0 .34	15 .3
80,421	2.12	–	(0 .39)	23 .8
92,828	1.88	–	(0 .41)	9.7
185,705	1.74	1.74 (f)	(0 .27)	17 .6
184,340	1.78	1.78 (f)	(0 .49)	15 .0

22,771	1.85 (e)	–	(0 .23) (e)	13 .7 (e)
19,689	1.96	–	0 .52	15 .3
15,610	2.15	–	(0 .46)	23 .8
12,632	1.87	–	(0 .40)	9.7
22,174	1.69	1.74 (f)	(0 .23)	17 .6
21,039	1.69	1.69 (f)	(0 .40)	15 .0

113	0.73 (e),(g)	–	0 .53 (e)	13 .7 (e)
10	0.75 (e),(g)	–	0.59 (e)	15 .3 (e)

139,152	1 .36 (e),(g)	–	(0 .02) (e)	36 .0 (e)
107,672	1.39 (g)	–	1 .53	52 .2
63,894	1.28 (g)	–	2 .88	57 .3
64,787	1.28 (g)	–	1 .62	47 .2
124,434	1.29 (g)	–	0 .75	77 .8 (i)
125,408	1.43 (g)	–	0 .61	37 .8

11,551	2 .20 (e),(g)	–	(0 .84) (e)	36 .0 (e)
11,944	2.16 (g)	–	0 .85	52 .2
11,502	2.08 (g)	–	2 .18	57 .3
14,551	2.08 (g)	–	0 .81	47 .2
31,026	2.07 (g)	–	(0 .06)	77 .8 (i)
29,044	1.95 (g)	–	0 .10	37 .8

18,165	2 .15 (e),(g)	–	(0 .83) (e)	36 .0 (e)
12,850	2.15 (g)	–	0 .70	52 .2
5,172	1.98 (g)	–	2 .15	57 .3
4,382	1.98 (g)	–	0 .93	47 .2
7,976	1 .99 (e),(g)	–	(0 .37) (e)	77 .8 (e),(i)

773	1.03 (e),(g)	–	(0 .06) (e)	36 .0 (e)
10	1.03 (e),(g)	–	1.37 (e)	52 .2 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

200

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,		and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning of Net Investment Gain (Loss) on Investment				Investment	Realized	and	Value, End
	Period	Income (Loss) Investments Operations			Income	Gains	Distributions of Period Total Return(b)
SHORT-TERM INCOME FUND(c)
Class A shares
2011(d)	$12 .17	$0 .14(a)	($0 .07)	$0 .07	($0 .16)	$–	($0 .16)	$12.08	0 .59%(e)
2010	11.84	0.33(a)	0 .33	0 .66	( 0 .33)	–	(0.33)	12 .17	5 .64
2009	11.16	0.41(a)	0 .69	1 .10	( 0 .42)	–	(0.42)	11 .84	10 .06
2008	11.59	0.43(a)	( 0 .43)	–	( 0 .43)	–	(0.43)	11 .16	(0 .06)
2007	11.60	0.29(a)	0 .11	0 .40	( 0 .41)	–	(0.41)	11 .59	4 .14
2006	11.55	0.40	0 .05	0 .45	( 0 .40)	–	(0.40)	11 .60	4 .15
Class C shares
2011(d)	12.18	0.09(a)	( 0 .07)	0 .02	( 0 .11)	–	(0.11)	12 .09	0 .16 (e)
2010	11.85	0.23(a)	0 .32	0 .55	( 0 .22)	–	(0.22)	12 .18	4 .72
2009	11.17	0.30(a)	0 .71	1 .01	( 0 .33)	–	(0.33)	11 .85	9 .18
2008	11.60	0.34(a)	( 0 .42)	( 0 .08)	( 0 .35)	–	(0.35)	11 .17	(0 .78)
2007	11.60	0.21(a)	0 .13	0 .34	( 0 .34)	–	(0.34)	11 .60	3 .47
2006	11.55	0.35	0 .05	0 .40	( 0 .35)	–	(0.35)	11 .60	3 .39
Class P shares
2011(d)	12.16	0.15(a)	( 0 .06)	0 .09	( 0 .17)	–	(0.17)	12 .08	0 .71 (e)
2010(j)	12.13	0.03(a)	0 .03	0 .06	( 0 .03)	–	(0.03)	12 .16	0 .45 (e)
SMALLCAP BLEND FUND
Class A shares
2011(d)	12.99	(0.04)(a)	2 .81	2 .77	–	–	–	15 .76	21 .32 (e)
2010	10.47	(0.04)(a)	2 .56	2 .52	–	–	–	12 .99	24 .07
2009	10.36	– (a)	0 .11	0 .11	–	–	–	10 .47	1 .06
2008	17.95	(0.02)(a)	( 6 .14)	( 6 .16)	–	( 1 .43)	(1.43)	10 .36	(36 .97)
2007	17.30	(0.05)(a)	2 .10	2 .05	–	( 1 .40)	(1.40)	17 .95	12 .48
2006	15.93	(0.02)(a)	2 .33	2 .31	–	( 0 .94)	(0.94)	17 .30	14 .97
Class B shares
2011(d)	12.31	(0.10)(a)	2 .66	2 .56	–	–	–	14 .87	20 .80 (e)
2010	10.04	(0.18)(a)	2 .45	2 .27	–	–	–	12 .31	22 .61
2009	10.05	(0.10)(a)	0 .09	( 0 .01)	–	–	–	10 .04	(0 .10)
2008	17.60	(0.13)(a)	( 5 .99)	( 6 .12)	–	( 1 .43)	(1.43)	10 .05	(37 .52)
2007	17.12	(0.19)(a)	2 .07	1 .88	–	( 1 .40)	(1.40)	17 .60	11 .55
2006	15.89	(0.14)(a)	2 .31	2 .17	–	( 0 .94)	(0.94)	17 .12	14 .09
Class C shares
2011(d)	12.67	(0.09)(a)	2 .73	2 .64	–	–	–	15 .31	20 .84 (e)
2010	10.27	(0.12)(a)	2 .52	2 .40	–	–	–	12 .67	23 .37
2009	10.22	(0.05)(a)	0 .10	0 .05	–	–	–	10 .27	0 .49
2008	17.85	(0.12)(a)	( 6 .08)	( 6 .20)	–	( 1 .43)	(1.43)	10 .22	(37 .44)
2007(k)	16.60	(0.14)(a)	1 .39	1 .25	–	–	–	17 .85	7 .53 (e)

See accompanying notes.

201

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

		Ratio of Gross	Ratio of Net
Net Assets, End of	Ratio of Expenses	Expenses to	Investment Income
Period (in	to Average Net	Average Net	to Average Net	Portfolio
thousands)	Assets	Assets	Assets	Turnover Rate

$313,382	0 .74%(f),(g)	– %	2 .38%(f)	52 .8%(f)
330,516	0.76	–	2 .75	54 .7 (h)
135,394	0.83	–	3 .54	40 .8
36,725	0.95	–	3 .67	64 .5
36,639	0.95	0.97 (i)	4 .11	29 .4
32,081	0.95	0.95 (i)	3 .54	14 .0

87,134	1.60 (f),(g)	–	1.52 (f)	52.8 (f)
89,598	1.64	–	1 .89	54 .7 (h)
42,128	1.67	–	2 .58	40 .8
4,892	1.67	–	2 .95	64 .5
4,952	1.68	2.10 (i)	3 .38	29 .4
6,980	1.68	1.68 (i)	2 .81	14 .0

825	0.64 (f),(g)	–	2.49 (f)	52.8 (f)
105	0.66 (f),(g)	–	2.51 (f)	54.7 (f),(h)

88,326	1.42 (f),(g)	–	(0 .49) (f)	83 .4 (f)
73,302	1.51 (g)	–	(0 .32)	65 .2
61,823	1.65	–	(0 .01)	89 .5
66,286	1.46	–	(0 .11)	55 .6
118,157	1.43	–	(0 .28)	60 .9
109,783	1.40	–	(0 .15)	103 .0

5,367	2.38 (f),(g)	–	(1 .44) (f)	83 .4 (f)
5,809	2.74 (g)	–	(1 .55)	65 .2
7,037	2.78	–	(1 .15)	89 .5
10,021	2.33	–	(0 .97)	55 .6
22,058	2.26	–	(1 .11)	60 .9
24,476	2.11	–	(0 .85)	103 .0

2,718	2.20 (f),(g)	–	(1 .28) (f)	83 .4 (f)
1,546	2.20 (g)	–	(1 .01)	65 .2
940	2.20 (g)	–	(0 .56)	89 .5
836	2.20 (g)	–	(0 .85)	55 .6
1,573	2.20 (f),(g)	–	(1 .04) (f)	60 .9 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(d)	Six months ended April 30, 2011.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Excludes expense reimbursement from Manager and/or custodian.
(j)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(k)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

202

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From from Net				from	Dividends Net Asset
	Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
	of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SMALLCAP GROWTH FUND
Class A shares
2011(c)	$7 .16	($0 .04)	$1 .79	$1 .75	$–	$–	$–	$8 .91	24 .44%(d)
2010	5.77	(0.08)	1 .47	1 .39	–	–	–	7 .16	24 .09
2009	5.43	(0.06)	0 .40	0 .34	–	–	–	5 .77	6 .26
2008	10.18	(0.07)	( 4 .10)	( 4 .17)	( 0 .58)	–	(0.58)	5 .43	(43 .33)
2007(g)	8.87	(0.04)	1 .35	1 .31	–	–	–	10 .18	14 .77 (d)
Class B shares
2011(c)	6.90	(0.06)	1 .72	1 .66	–	–	–	8 .56	24 .06 (d)
2010	5.62	(0.13)	1 .41	1 .28	–	–	–	6 .90	22 .78
2009	5.32	(0.09)	0 .39	0 .30	–	–	–	5 .62	5 .64
2008	10.07	(0.15)	( 4 .02)	( 4 .17)	( 0 .58)	–	(0.58)	5 .32	(43 .82)
2007(g)	8.87	(0.15)	1 .35	1 .20	–	–	–	10 .07	13 .53 (d)
Class C shares
2011(c)	7.00	(0.06)	1 .75	1 .69	–	–	–	8 .69	24 .14 (d)
2010	5.68	(0.11)	1 .43	1 .32	–	–	–	7 .00	23 .24
2009	5.36	(0.08)	0 .40	0 .32	–	–	–	5 .68	5 .97
2008	10.10	(0.12)	( 4 .04)	( 4 .16)	( 0 .58)	–	(0.58)	5 .36	(43 .58)
2007(g)	8.87	(0.12)	1 .35	1 .23	–	–	–	10 .10	13 .87 (d)
SMALLCAP VALUE FUND
Class A shares
2011(c)	13.97	(0.01)	2 .40	2 .39	( 0 .07)	–	(0.07)	16 .29	17 .11 (d)
2010	11.61	0.04	2 .37	2 .41	( 0 .05)	–	(0.05)	13 .97	20 .81
2009	12.30	0.06	( 0 .73)	( 0 .67)	( 0 .02)	–	(0.02)	11 .61	(5 .46)
2008	18.82	0.05	( 5 .16)	( 5 .11)	( 0 .08)	( 1 .33)	(1.41)	12 .30	(29 .06)
2007	19.21	0.06	0 .44	0 .50	–	( 0 .89)	( 0 .89)	18 .82	2 .55
2006	17.49	0.01	2 .99	3 .00	–	( 1 .28)	(1.28)	19 .21	18 .03
Class B shares
2011(c)	13.53	(0.08)	2 .33	2 .25	–	–	–	15 .78	16 .63 (d)
2010	11.31	(0.08)	2 .30	2 .22	–	–	–	13 .53	19 .63
2009	12.08	(0.04)	( 0 .73)	( 0 .77)	–	–	–	11 .31	(6 .37)
2008	18.59	(0.09)	( 5 .09)	( 5 .18)	–	( 1 .33)	(1.33)	12 .08	(29 .76)
2007	19.14	(0.11)	0 .45	0 .34	–	( 0 .89)	( 0 .89)	18 .59	1 .68
2006	17.55	(0.13)	3 .00	2 .87	–	( 1 .28)	(1.28)	19 .14	17 .18
Class C shares
2011(c)	13.73	(0.07)	2 .37	2 .30	–	–	–	16 .03	16 .75 (d)
2010	11.45	(0.05)	2 .33	2 .28	–	–	–	13 .73	19 .91
2009	12.21	(0.01)	( 0 .75)	( 0 .76)	–	–	–	11 .45	(6 .22)
2008	18.72	(0.06)	( 5 .12)	( 5 .18)	–	( 1 .33)	(1.33)	12 .21	(29 .54)
2007(j)	18.93	(0.06)	( 0 .15)	( 0 .21)	–	–	–	18 .72	(1 .11) (d)

See accompanying notes.

203

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

		Ratio of Net
Net Assets, End of	Ratio of Expenses	Investment Income
Period (in	to Average Net	to Average Net	Portfolio
thousands)	Assets	Assets	Turnover Rate

$46,496	1.58%(e),(f)	(0.94)%(e)	53 .8%(e)
37,428	1.70 (f)	(1.25)	89 .1
28,743	1.82	(1.16)	96 .8
29,467	1.51 (f)	(0.80)	62 .9
115,046	1 .19 (e),(f)	(0 .59) (e)	70 .0 (e),(h)

2,166	2.33 (e),(f)	(1.69) (e)	53 .8 (e)
2,051	2.55 (f)	(2.12)	89 .1
2,337	2.57 (f)	(1.91)	96 .8
2,931	2.57 (f)	(1.90)	62 .9
7,549	2 .54 (e),(f)	(1 .94) (e)	70 .0 (e),(h)

2,899	2.21 (e),(f)	(1.58) (e)	53 .8 (e)
1,991	2.21 (f)	(1.75)	89 .1
1,427	2.21 (f)	(1.54)	96 .8
1,184	2.21 (f)	(1.55)	62 .9
1,730	2 .21 (e),(f)	(1 .60) (e)	70 .0 (e),(h)

18,816	1.35 (e),(f)	(0.15) (e)	112 .7 (e)
15,561	1.35 (f)	0.33	77 .9
13,392	1.35 (f)	0.57	97 .2
14,995	1.35 (f)	0.33	101 .9
23,033	1.36 (f)	0.34	112 .8 (i)
8,839	1.49 (f)	0.07	97 .9

2,505	2.29 (e),(f)	(1.08) (e)	112 .7 (e)
2,367	2.29 (f)	(0.61)	77 .9
2,676	2.29 (f)	(0.37)	97 .2
2,789	2.29 (f)	(0.60)	101 .9
4,545	2.27 (f)	(0.58)	112 .8 (i)
1,612	2.24 (f)	(0.70)	97 .9

3,436	2.08 (e),(f)	(0.88) (e)	112 .7 (e)
2,959	2.08 (f)	(0.40)	77 .9
3,048	2.08 (f)	(0.13)	97 .2
3,481	2.08 (f)	(0.41)	101 .9
4,496	2 .09 (e),(f)	(0 .42) (e)	112 .8 (e),(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

204

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends Net Asset
	Beginning Investment Gain (Loss) on Investment Investment					Realized	and	Value, End
	of Period Income (Loss) Investments			Operations	Income	Gains	Distributions of Period Total Return(b)
TAX-EXEMPT BOND FUND
Class A shares
2011(c)	$7 .24	$0 .17(a)	($0 .42)	($0 .25)	($0 .17)	$–	($0 .17)	$6 .82	(3 .37)%(d)
2010	6.98	0.35(a)	0 .24	0 .59	( 0 .33)	–	(0.33)	7 .24	8 .66
2009	6.31	0.35(a)	0 .66	1 .01	( 0 .34)	–	(0.34)	6 .98	16 .51
2008	7.41	0.34(a)	( 1 .10)	( 0 .76)	( 0 .34)	–	(0.34)	6 .31	(10 .57)
2007	7.70	0.33(a)	( 0 .25)	0 .08	( 0 .35)	( 0 .02)	(0.37)	7 .41	0 .72
2006	7.70	0.33	0 .15	0 .48	( 0 .33)	( 0 .15)	(0.48)	7 .70	6 .42
Class B shares
2011(c)	7.24	0.14(a)	( 0 .41)	( 0 .27)	( 0 .15)	–	(0.15)	6 .82	(3 .73) (d)
2010	6.98	0.29(a)	0 .25	0 .54	( 0 .28)	–	(0.28)	7 .24	7 .83
2009	6.31	0.31(a)	0 .66	0 .97	( 0 .30)	–	(0.30)	6 .98	15 .71
2008	7.41	0.32(a)	( 1 .10)	( 0 .78)	( 0 .32)	–	(0.32)	6 .31	(10 .94)
2007	7.70	0.29(a)	( 0 .25)	0 .04	( 0 .31)	( 0 .02)	(0.33)	7 .41	0 .24
2006	7.70	0.27	0 .15	0 .42	( 0 .27)	( 0 .15)	(0.42)	7 .70	5 .63
Class C shares
2011(c)	7.25	0.14(a)	( 0 .40)	( 0 .26)	( 0 .15)	–	(0.15)	6 .84	(3 .59) (d)
2010	6.99	0.29(a)	0 .25	0 .54	( 0 .28)	–	(0.28)	7 .25	7 .81
2009	6.31	0.29(a)	0 .68	0 .97	( 0 .29)	–	(0.29)	6 .99	15 .68
2008	7.42	0.28(a)	( 1 .11)	( 0 .83)	( 0 .28)	–	(0.28)	6 .31	(11 .52)
2007	7.70	0.26(a)	( 0 .24)	0 .02	( 0 .28)	( 0 .02)	(0.30)	7 .42	(0 .01)
2006	7.70	0.27	0 .15	0 .42	( 0 .27)	( 0 .15)	(0.42)	7 .70	5 .60

See accompanying notes.

205

		FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

				Ratio of Net
		Ratio of Expenses to	Ratio of Gross	Investment
Net Assets, End of		Average Net Assets	Expenses to	Income to
Period (in	Ratio of Expenses to	(Excluding Interest	Average Net	Average Net	Portfolio
thousands)	Average Net Assets	Expense and Fees)	Assets	Assets	Turnover Rate

$217,649	1.03%(e)	0.84%(e),(g)	1 .03%(e),(f)	4 .96%(e)	27 .2%(e)
249,952	0.89	0.82 (g)	0 .90 (h)	4 .86	31 .1
244,298	0.87	0.79 (g)	0 .92 (h)	5 .32	75 .8
220,771	1.00	0.76 (g)	1 .07 (h)	4 .85	65 .3
282,685	1.09	0.77 (g)	1 .15 (h)	4 .37	51 .0
165,325	1.15	N/A	1 .15 (h)	4 .32	25 .0

3,514	1 .79 (e)	1.60 (e),(g)	2 .37(e),(f)	4 .20 (e)	27 .2 (e)
5,877	1.69	1.62 (g)	2 .02 (h)	4 .09	31 .1
9,561	1.55	1.47 (g)	1 .90 (h)	4 .65	75 .8
11,837	1.39	1.15 (g)	1 .96 (h)	4 .44	65 .3
19,941	1.54	1.24 (g)	1 .98 (h)	3 .90	51 .0
22,881	1.91	N/A	1 .91 (h)	3 .56	25 .0

6,330	1 .79 (e)	1.60 (e),(g)	2 .09(e),(f)	4 .20 (e)	27 .2 (e)
8,206	1.69	1.62 (g)	1 .95 (h)	4 .06	31 .1
6,728	1.73	1.65 (g)	2 .17 (h)	4 .42	75 .8
3,672	1.89	1.65 (g)	2 .50 (h)	3 .99	65 .3
2,931	1.94	1.65 (g)	2 .74 (h)	3 .50	51 .0
2,547	1.93	N/A	1 .93 (h)	3 .54	25 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

206

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2010 to April	November 1,	Account Value	2010 to April	Expense
	2010	April 30, 2011	30, 2011(a)	2010	April 30, 2011	30, 2011(a)	Ratio

Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,023.02	$4.72	$1,000.00	$1,020.13	$4.71	0.94%
Class B	1,000.00	1,018.66	8.01	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,018.91	8.76	1,000.00	1,016.12	8.75	1.75
California Municipal Fund
Class A	1,000.00	945.34	4.34	1,000.00	1,020.33	4.51	0.90
Class B	1,000.00	939.52	9.28	1,000.00	1,015.22	9.64	1.93
Class C	1,000.00	940.98	8.81	1,000.00	1,015.72	9.15	1.83
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	945.30	4.00	1,000.00	1,020.63	4.17	0.83
Class B	1,000.00	939.50	8.94	1,000.00	1,015.46	9.34	1.86
Class C	1,000.00	941.00	8.47	1,000.00	1,015.96	8.84	1.76
Disciplined LargeCap Blend Fund
Class A	1,000.00	1,165.61	6.44	1,000.00	1,018.84	6.01	1.20
Class B	1,000.00	1,159.10	12.79	1,000.00	1,012.94	11.93	2.39
Class C	1,000.00	1,162.34	9.76	1,000.00	1,015.77	9.10	1.82
Diversified International Fund
Class A	1,000.00	1,131.86	7.77	1,000.00	1,017.50	7.35	1.47
Class B	1,000.00	1,125.77	13.81	1,000.00	1,011.80	13.07	2.62
Class C	1,000.00	1,129.45	10.98	1,000.00	1,014.48	10.39	2.08
Class P	1,000.00	1,134.17	5.71	1,000.00	1,019.44	5.41	1.08
Equity Income Fund
Class A	1,000.00	1,130.65	5.12	1,000.00	1,019.98	4.86	0.97
Class B	1,000.00	1,125.11	10.17	1,000.00	1,015.22	9.64	1.93
Class C	1,000.00	1,126.18	9.01	1,000.00	1,016.31	8.55	1.71
Class P	1,000.00	1,131.91	3.81	1,000.00	1,021.22	3.61	0.72

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2010 to April	November 1,	Account Value	2010 to April	Expense
	2010	April 30, 2011	30, 2011(a)	2010	April 30, 2011	30, 2011(a)	Ratio

Global Diversified Income Fund
Class A	$1,000.00	$1,071.46	$5.65	$1,000.00	$1,019.34	$5.51	1.10%
Class C	1,000.00	1,067.99	9.49	1,000.00	1,015.62	9.25	1.85
Class P	1,000.00	1,072.10	4.37	1,000.00	1,020.58	4.26	0.85
Global Real Estate Securities Fund
Class A	1,000.00	1,121.53	7.63	1,000.00	1,017.60	7.25	1.45
Class C	1,000.00	1,117.26	11.55	1,000.00	1,013.88	10.99	2.20
Class P	1,000.00	1,091.43	3.84(b)	1,000.00	1,019.34	5.51	1.10
Government & High Quality Bond Fund
Class A	1,000.00	1,003.13	4.07	1,000.00	1,020.73	4.11	0.82
Class B	1,000.00	998.99	8.18	1,000.00	1,016.61	8.25	1.65
Class C	1,000.00	998.16	8.08	1,000.00	1,016.71	8.15	1.63
Class P	1,000.00	1,004.33	3.48	1,000.00	1,021.32	3.51	0.70
High Yield Fund
Class A	1,000.00	1,062.00	4.70	1,000.00	1,020.23	4.61	0.92
Class B	1,000.00	1,057.40	8.83	1,000.00	1,016.22	8.65	1.73
Class C	1,000.00	1,057.74	8.42	1,000.00	1,016.61	8.25	1.65
Class P	1,000.00	1,067.28	3.08	1,000.00	1,021.82	3.01	0.60
Income Fund
Class A	1,000.00	1,016.42	4.50	1,000.00	1,020.33	4.51	0.90
Class B	1,000.00	1,011.74	9.08	1,000.00	1,015.77	9.10	1.82
Class C	1,000.00	1,012.42	8.38	1,000.00	1,016.46	8.40	1.68
Class P	1,000.00	1,017.30	3.50	1,000.00	1,021.32	3.51	0.70
Inflation Protection Fund
Class A	1,000.00	1,006.96	4.48	1,000.00	1,020.33	4.51	0.90
Class C	1,000.00	1,002.20	8.19	1,000.00	1,016.61	8.25	1.65
International Emerging Markets Fund
Class A	1,000.00	1,109.41	9.36	1,000.00	1,015.92	8.95	1.79
Class B	1,000.00	1,103.66	14.87	1,000.00	1,010.66	14.21	2.85
Class C	1,000.00	1,104.55	14.09	1,000.00	1,011.41	13.47	2.70
Class P	1,000.00	1,111.80	7.23	1,000.00	1,017.95	6.90	1.38
International Growth Fund
Class A	1,000.00	1,132.96	8.14	1,000.00	1,017.16	7.70	1.54
Class C	1,000.00	1,128.43	12.40	1,000.00	1,013.14	11.73	2.35
LargeCap Growth Fund
Class A	1,000.00	1,122.02	6.68	1,000.00	1,018.50	6.36	1.27
Class B	1,000.00	1,115.60	12.43	1,000.00	1,013.04	11.83	2.37
Class C	1,000.00	1,117.33	10.55	1,000.00	1,014.83	10.04	2.01
Class P	1,000.00	1,124.84	4.43	1,000.00	1,020.63	4.21	0.84
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,159.33	3.32	1,000.00	1,021.72	3.11	0.62
Class C	1,000.00	1,156.12	6.95	1,000.00	1,018.35	6.51	1.30
LargeCap Value Fund
Class A	1,000.00	1,190.21	5.38	1,000.00	1,019.89	4.96	0.99
Class B	1,000.00	1,182.65	12.18	1,000.00	1,013.64	11.23	2.25
Class C	1,000.00	1,184.88	9.21	1,000.00	1,016.36	8.50	1.70
MidCap Blend Fund
Class A	1,000.00	1,206.77	5.91	1,000.00	1,019.44	5.41	1.08
Class B	1,000.00	1,201.37	11.46	1,000.00	1,014.38	10.49	2.10
Class C	1,000.00	1,201.61	10.10	1,000.00	1,015.62	9.25	1.85
Class P	1,000.00	1,208.27	3.89	1,000.00	1,021.27	3.56	0.71
Money Market Fund
Class A	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
Class B	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
Class C	1,000.00	1,000.00	1.59	1,000.00	1,023.21	1.61	0.32
Principal Capital Appreciation Fund
Class A	1,000.00	1,167.16	5.27	1,000.00	1,019.93	4.91	0.98
Class B	1,000.00	1,160.75	10.82	1,000.00	1,014.78	10.09	2.02
Class C	1,000.00	1,161.91	9.92	1,000.00	1,015.62	9.25	1.85
Class P	1,000.00	1,168.47	3.92	1,000.00	1,021.17	3.66	0.73
Real Estate Securities Fund
Class A	1,000.00	1,149.26	7.25	1,000.00	1,018.05	6.80	1.36
Class B	1,000.00	1,144.68	11.70	1,000.00	1,013.88	10.99	2.20
Class C	1,000.00	1,144.23	11.43	1,000.00	1,014.13	10.74	2.15
Class P	1,000.00	1,151.38	5.49	1,000.00	1,019.69	5.16	1.03
Short-Term Income Fund
Class A	1,000.00	1,005.88	3.68	1,000.00	1,021.12	3.71	0.74
Class C	1,000.00	1,001.58	7.94	1,000.00	1,016.86	8.00	1.60
Class P	1,000.00	1,007.14	3.19	1,000.00	1,021.62	3.21	0.64

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2010 to April	November 1,	Account Value	2010 to April	Expense
	2010	April 30, 2011	30, 2011(a)	2010	April 30, 2011	30, 2011(a)	Ratio
SmallCap Blend Fund
Class A	$1,000.00	$1,213.24	$7.79	$1,000.00	$1,017.75	$7.10	1.42%
Class B	1,000.00	1,207.96	13.03	1,000.00	1,012.99	11.88	2.38
Class C	1,000.00	1,208.37	12.05	1,000.00	1,013.88	10.99	2.20
SmallCap Growth Fund
Class A	1,000.00	1,244.41	8.79	1,000.00	1,016.96	7.90	1.58
Class B	1,000.00	1,240.58	12.94	1,000.00	1,013.24	11.63	2.33
Class C	1,000.00	1,241.43	12.28	1,000.00	1,013.84	11.04	2.21
SmallCap Value Fund
Class A	1,000.00	1,171.14	7.27	1,000.00	1,018.10	6.76	1.35
Class B	1,000.00	1,166.30	12.30	1,000.00	1,013.44	11.43	2.29
Class C	1,000.00	1,167.52	11.18	1,000.00	1,014.48	10.39	2.08
Tax-Exempt Bond Fund
Class A	1,000.00	966.32	5.02	1,000.00	1,019.69	5.16	1.03
Class B	1,000.00	962.70	8.71	1,000.00	1,015.92	8.95	1.79
Class C	1,000.00	964.13	8.72	1,000.00	1,015.92	8.95	1.79
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	966.30	4.10	1,000.00	1,020.58	4.22	0.84
Class B	1,000.00	962.70	7.79	1,000.00	1,016.76	8.03	1.60
Class C	1,000.00	964.10	7.79	1,000.00	1,016.76	8.03	1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 29, 2010 to April 30, 2011), multiplied by 122/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	97	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	97	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2011 and the Statement of Additional Information dated March 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the MidCap Value Fund III.

Amended and Restated Sub-advisory Agreement with Barrow Hanley

At its March 8, 2011 meeting, the Board considered whether to amend the subadvisory agreement (the “Amended and Restated Sub-advisory Agreement”) between the Manager and Barrow Hanley related to the MidCap Value Fund III. The Board noted that the Amended and Restated Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with Barrow Hanley other than a change to the fee schedule to limit the fees Barrow Hanley is paid on cash and cash equivalents. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2010 meeting. In approving the amended Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2010 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services Barrow Hanley provides to the Funds and that Barrow Hanley’s obligations under the Amended and Restated Sub-advisory Agreement would remain the same in all material respects.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV381-05 | 06/2011 | #t11061001a0 ©2011 Principal Financial Services, Inc.

Principal Funds 2011 Semiannual Report for Equity & Fixed-Income Funds

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-9

01/2011

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MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-9

01/2011

F456PS-11

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-8

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F445CA-8

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-8

01/2011

F456CA-8

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	29
Financial Highlights	51
Shareholder Expense Example	61
Supplemental Information	63

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett President and CEO, Principal Funds

Dear Shareholder,

Six months ago (October 2010), we were experiencing a market rally that carried into 2011 and was still in place as of the date of this report (April 30, 2011), despite a series of international events that dominated the news. From Japan’s massive March 11, 2011 earthquake to geopolitical turmoil in the Middle East and North Africa to continued economic concerns in the Europe, the gravity of these events had the potential to impact both international and domestic stock markets. Yet markets remained resilient, posting solid gains: For the one-year period ending April 30, 2011, U.S. and international stocks (in both emerging and developed markets) delivered double-digit positive returns.1, 2 Though its pace has moderated somewhat in 2011, global economic activity continues to grow. In terms of your portfolio, we encourage you to maintain a diversified investment program, especially in light of the heightened market volatility during recent years. While historical results do not predict what will happen in the future, U.S. and international stock returns during recent quarters illustrate why diversification is important. For the second and third quarters of 2010, emerging-market stocks handily outperformed U.S. stocks as well as international stocks in developed markets. However, in the next two quarters (fourth quarter of 2010 and first quarter of 2011), U.S. stocks took the lead, significantly outperforming international stocks in both emerging and developed markets.2 To potentially reduce your risk of loss (or of missed opportunity) due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is diversified across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.3

Investments to help you reach for your goals

To help you achieve your financial goals, we offer funds covering a wide range of investment needs and levels of risk, for all stages in life — whether you are investing for goals that are years down the road (such as retirement) or closer at hand (such as purchasing a home). We also offer investments structured to potentially provide income you can use today (for example, to help meet monthly income needs if you are already retired).

Within our fund family, you have clear choices for diversifying your portfolio. You can select a mix of our individual funds, or you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4 Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

Nora Everett, President and CEO Principal Funds

About our target-date funds

Our target-date funds invest in underlying Principal Funds and each is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each of our target-date funds approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each target-date fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Our target-date funds assume the value of the investor’s account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of our target-date funds is guaranteed at any time, including the target date. Investment risk remains at all times.

1 International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.

2 Returns: U.S. equities: Russell 3000 Index; emerging int’l markets: MSCI EM Index; developed int’l markets: MSCI EAFE Index 3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results. 4 Source: FRC Quarterly LifeCycle Report, March 31, 2011

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund	2020 Fund	2030 Fund
Investment in affiliated securities--at cost	$ 1,701,411	$ 4,889,254	$ 4,389,877
Assets
Investment in affiliated securities--at value	$ 1,826,234	$ 5,319,901	$ 4,867,394
Receivables:
Dividends and interest	1,757	2,520	1,486
Expense reimbursement from Manager	3	6	6
Expense reimbursement from Distributor	27	75	73
Fund shares sold	1,796	3,338	1,321
Total Assets	1,829,817	5,325,840	4,870,280
Liabilities
Accrued management and investment advisory fees	44	129	117
Accrued administrative service fees	21	55	51
Accrued distribution fees	133	368	347
Accrued service fees	77	211	194
Accrued transfer agent fees	40	104	111
Accrued directors' expenses	6	14	11
Accrued other expenses	33	42	38
Payables:
Fund shares redeemed	1,610	4,569	5,948
Total Liabilities	1,964	5,492	6,817
Net Assets Applicable to Outstanding Shares	$ 1,827,853	$ 5,320,348	$ 4,863,463
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,883,487	$ 5,118,122	$ 4,564,356
Accumulated undistributed (overdistributed) net investment income (loss)	6,019	8,361	3,666
Accumulated undistributed (overdistributed) net realized gain (loss)	(186,476)	(236,782)	(182,076)
Net unrealized appreciation (depreciation) of investments	124,823	430,647	477,517
Total Net Assets	$ 1,827,853	$ 5,320,348	$ 4,863,463
Capital Stock (par value: $.01 a share):
Shares authorized	585,000	785,000	885,000
Net Asset Value Per Share:
Class A: Net Assets	$ 39,239	$ 92,966	$ 75,436
Shares Issued and Outstanding	3,275	7,364	6,000
Net Asset Value per share	$ 11.98	$ 12.62	$ 12.57
Maximum Offering Price	$ 12.68	$ 13.35	$ 13.30
Class B: Net Assets	N/A	$ 8,843	$ 8,352
Shares Issued and Outstanding		698	661
Net Asset Value per share		$ 12.66 (a)	$ 12.64 (a)
Class J: Net Assets	$ 222,554	$ 623,835	$ 605,707
Shares Issued and Outstanding	18,724	49,865	48,406
Net Asset Value per share	$ 11.89 (a)	$ 12.51 (a)	$ 12.51 (a)
Institutional: Net Assets	$ 1,186,866	$ 3,545,460	$ 3,208,647
Shares Issued and Outstanding	99,528	282,347	256,003
Net Asset Value per share	$ 11.92	$ 12.56	$ 12.53
R-1: Net Assets	$ 25,389	$ 65,233	$ 58,261
Shares Issued and Outstanding	2,144	5,227	4,679
Net Asset Value per share	$ 11.84	$ 12.48	$ 12.45
R-2: Net Assets	$ 40,156	$ 105,636	$ 98,561
Shares Issued and Outstanding	3,398	8,491	7,914
Net Asset Value per share	$ 11.82	$ 12.44	$ 12.45
R-3: Net Assets	$ 101,126	$ 262,614	$ 248,264
Shares Issued and Outstanding	8,554	21,067	19,871
Net Asset Value per share	$ 11.82	$ 12.47	$ 12.49
R-4: Net Assets	$ 82,060	$ 241,739	$ 215,592
Shares Issued and Outstanding	6,928	19,373	16,846
Net Asset Value per share	$ 11.84	$ 12.48	$ 12.80
R-5: Net Assets	$ 130,463	$ 374,022	$ 344,643
Shares Issued and Outstanding	10,987	29,896	27,517
Net Asset Value per share	$ 11.87	$ 12.51	$ 12.52

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

			Principal
	Principal LifeTime	Principal LifeTime	LifeTime Strategic
Amounts in thousands, except per share amounts	2040 Fund	2050 Fund	Income Fund
Investment in affiliated securities--at cost	$ 2,568,539	$ 1,073,399	$ 648,135
Assets
Investment in affiliated securities--at value	$ 2,895,728	$ 1,221,894	$ 678,769
Receivables:
Dividends and interest	570	165	1,238
Expense reimbursement from Manager	7	7	4
Expense reimbursement from Distributor	36	8	8
Fund shares sold	1,169	370	235
Total Assets	2,897,510	1,222,444	680,254
Liabilities
Accrued management and investment advisory fees	70	29	17
Accrued administrative service fees	30	13	8
Accrued distribution fees	184	57	46
Accrued service fees	111	45	26
Accrued transfer agent fees	83	30	20
Accrued directors' expenses	6	1	1
Accrued other expenses	28	6	2
Payables:
Fund shares redeemed	3,726	1,243	243
Total Liabilities	4,238	1,424	363
Net Assets Applicable to Outstanding Shares	$ 2,893,272	$ 1,221,020	$ 679,891
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,641,621	$ 1,101,759	$ 703,518
Accumulated undistributed (overdistributed) net investment income (loss)	609	(76)	4,262
Accumulated undistributed (overdistributed) net realized gain (loss)	(76,147)	(29,158)	(58,523)
Net unrealized appreciation (depreciation) of investments	327,189	148,495	30,634
Total Net Assets	$ 2,893,272	$ 1,221,020	$ 679,891
Capital Stock (par value: $.01 a share):
Shares authorized	600,000	500,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 47,347	$ 28,840	$ 26,154
Shares Issued and Outstanding	3,744	2,331	2,345
Net Asset Value per share	$ 12.65	$ 12.37	$ 11.15
Maximum Offering Price	$ 13.39	$ 13.09	$ 11.58
Class B: Net Assets	$ 6,214	$ 1,911	$ 804
Shares Issued and Outstanding	493	155	73
Net Asset Value per share	$ 12.59 (a)	$ 12.30 (a)	$ 11.07 (a)
Class J: Net Assets	$ 297,414	$ 68,546	$ 64,005
Shares Issued and Outstanding	23,366	5,671	5,798
Net Asset Value per share	$ 12.73 (a)	$ 12.09 (a)	$ 11.04 (a)
Institutional: Net Assets	$ 1,987,926	$ 898,485	$ 459,798
Shares Issued and Outstanding	155,372	72,975	41,470
Net Asset Value per share	$ 12.79	$ 12.31	$ 11.09
R-1: Net Assets	$ 39,638	$ 17,206	$ 13,668
Shares Issued and Outstanding	3,124	1,409	1,237
Net Asset Value per share	$ 12.69	$ 12.21	$ 11.05
R-2: Net Assets	$ 56,560	$ 25,525	$ 12,132
Shares Issued and Outstanding	4,457	2,089	1,098
Net Asset Value per share	$ 12.69	$ 12.22	$ 11.05
R-3: Net Assets	$ 143,238	$ 53,266	$ 35,964
Shares Issued and Outstanding	11,293	4,356	3,272
Net Asset Value per share	$ 12.68	$ 12.23	$ 10.99
R-4: Net Assets	$ 123,944	$ 47,551	$ 29,148
Shares Issued and Outstanding	9,764	3,878	2,647
Net Asset Value per share	$ 12.69	$ 12.26	$ 11.01
R-5: Net Assets	$ 190,991	$ 79,690	$ 38,218
Shares Issued and Outstanding	14,974	6,487	3,450
Net Asset Value per share	$ 12.75	$ 12.28	$ 11.08

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 3,006,483	$ 812,950	$ 2,129,906
Assets
Investment in affiliated securities--at value	$ 3,539,367	$ 922,299	$ 2,538,721
Receivables:
Dividends and interest	5,076	2,064	1,481
Expense reimbursement from Distributor	61	27	28
Fund shares sold	3,258	600	2,361
Prepaid expenses	–	3	–
Total Assets	3,547,762	924,993	2,542,591
Liabilities
Accrued management and investment advisory fees	949	248	678
Accrued administrative service fees	5	2	3
Accrued distribution fees	1,360	355	1,012
Accrued service fees	18	6	12
Accrued transfer agent fees	869	163	761
Accrued directors' expenses	10	2	7
Accrued other expenses	108	–	95
Payables:
Fund shares redeemed	4,269	658	3,820
Total Liabilities	7,588	1,434	6,388
Net Assets Applicable to Outstanding Shares	$ 3,540,174	$ 923,559	$ 2,536,203
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,205,733	$ 823,207	$ 2,302,732
Accumulated undistributed (overdistributed) net investment income (loss)	2,577	1,452	4,700
Accumulated undistributed (overdistributed) net realized gain (loss)	(201,020)	(10,449)	(180,044)
Net unrealized appreciation (depreciation) of investments	532,884	109,349	408,815
Total Net Assets	$ 3,540,174	$ 923,559	$ 2,536,203
Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	855,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,759,781	$ 340,690	$ 1,292,528
Shares Issued and Outstanding	129,965	30,786	88,253
Net Asset Value per share	$ 13.54	$ 11.07	$ 14.65
Maximum Offering Price	$ 14.33	$ 11.71	$ 15.50
Class B: Net Assets	$ 381,131	$ 65,511	$ 289,731
Shares Issued and Outstanding	28,208	5,927	20,516
Net Asset Value per share	$ 13.51 (a)	$ 11.05 (a)	$ 14.12 (a)
Class C: Net Assets	$ 612,074	$ 180,468	$ 523,472
Shares Issued and Outstanding	45,668	16,434	37,585
Net Asset Value per share	$ 13.40 (a)	$ 10.98 (a)	$ 13.93 (a)
Class J: Net Assets	$ 508,882	$ 222,150	$ 233,284
Shares Issued and Outstanding	38,495	20,266	16,322
Net Asset Value per share	$ 13.22 (a)	$ 10.96 (a)	$ 14.29 (a)
Institutional: Net Assets	$ 188,311	$ 83,529	$ 135,662
Shares Issued and Outstanding	14,067	7,602	9,411
Net Asset Value per share	$ 13.39	$ 10.99	$ 14.42
R-1: Net Assets	$ 5,534	$ 3,316	$ 4,140
Shares Issued and Outstanding	414	303	291
Net Asset Value per share	$ 13.36	$ 10.96	$ 14.25
R-2: Net Assets	$ 9,910	$ 4,470	$ 7,078
Shares Issued and Outstanding	743	406	497
Net Asset Value per share	$ 13.33	$ 11.00	$ 14.25
R-3: Net Assets	$ 20,679	$ 9,196	$ 9,194
Shares Issued and Outstanding	1,548	838	643
Net Asset Value per share	$ 13.36	$ 10.98	$ 14.31
R-4: Net Assets	$ 13,263	$ 3,996	$ 10,651
Shares Issued and Outstanding	991	364	740
Net Asset Value per share	$ 13.38	$ 10.98	$ 14.39
R-5: Net Assets	$ 40,609	$ 10,233	$ 30,463
Shares Issued and Outstanding	3,035	932	2,123
Net Asset Value per share	$ 13.38	$ 10.98	$ 14.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 970,332	$ 1,362,996
Assets
Investment in affiliated securities--at value	$ 1,081,178	$ 1,641,545
Receivables:
Dividends and interest	3,191	26
Expense reimbursement from Distributor	27	19
Fund shares sold	3,728	1,075
Total Assets	1,088,124	1,642,665
Liabilities
Accrued management and investment advisory fees	290	437
Accrued administrative service fees	1	2
Accrued distribution fees	414	662
Accrued service fees	3	7
Accrued transfer agent fees	211	632
Accrued directors' expenses	2	4
Accrued other expenses	–	84
Payables:
Dividends payable	2,409	–
Fund shares redeemed	1,010	1,587
Total Liabilities	4,340	3,415
Net Assets Applicable to Outstanding Shares	$ 1,083,784	$ 1,639,250
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 988,331	$ 1,507,141
Accumulated undistributed (overdistributed) net investment income (loss)	231	8,389
Accumulated undistributed (overdistributed) net realized gain (loss)	(15,624)	(154,829)
Net unrealized appreciation (depreciation) of investments	110,846	278,549
Total Net Assets	$ 1,083,784	$ 1,639,250
Capital Stock (par value: $.01 a share):
Shares authorized	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 515,696	$ 846,177
Shares Issued and Outstanding	44,126	52,300
Net Asset Value per share	$ 11.69	$ 16.18
Maximum Offering Price	$ 12.15	$ 17.12
Class B: Net Assets	$ 81,144	$ 202,852
Shares Issued and Outstanding	6,941	13,355
Net Asset Value per share	$ 11.69 (a)	$ 15.19 (a)
Class C: Net Assets	$ 194,785	$ 327,311
Shares Issued and Outstanding	16,791	21,546
Net Asset Value per share	$ 11.60 (a)	$ 15.19 (a)
Class J: Net Assets	$ 225,173	$ 160,015
Shares Issued and Outstanding	19,387	10,122
Net Asset Value per share	$ 11.61 (a)	$ 15.81 (a)
Institutional: Net Assets	$ 51,334	$ 67,979
Shares Issued and Outstanding	4,404	4,272
Net Asset Value per share	$ 11.66	$ 15.91
R-1: Net Assets	$ 707	$ 3,698
Shares Issued and Outstanding	61	235
Net Asset Value per share	$ 11.62	$ 15.74
R-2: Net Assets	$ 1,472	$ 3,028
Shares Issued and Outstanding	127	192
Net Asset Value per share	$ 11.64	$ 15.77
R-3: Net Assets	$ 5,186	$ 9,662
Shares Issued and Outstanding	446	612
Net Asset Value per share	$ 11.64	$ 15.80
R-4: Net Assets	$ 3,405	$ 4,014
Shares Issued and Outstanding	292	253
Net Asset Value per share	$ 11.64	$ 15.87
R-5: Net Assets	$ 4,882	$ 14,514
Shares Issued and Outstanding	420	917
Net Asset Value per share	$ 11.64	$ 15.83

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 33,844	$ 90,049	$ 73,282
Total Income	33,844	90,049	73,282
Expenses:
Management and investment advisory fees	266	747	678
Distribution fees - Class A	47	108	85
Distribution fees - Class B	N/A	43	41
Distribution fees - Class J	475	1,306	1,244
Distribution fees - R-1	42	106	94
Distribution fees - R-2	61	157	147
Distribution fees - R-3	120	300	283
Distribution fees - R-4	41	115	102
Administrative service fees - R-1	33	85	75
Administrative service fees - R-2	41	104	98
Administrative service fees - R-3	34	84	79
Administrative service fees - R-4	12	35	30
Administrative service fees - R-5	7	18	17
Registration fees - Class A	9	11	9
Registration fees - Class B	N/A	8	7
Registration fees - Class J	10	15	15
Registration fees - Institutional	13	27	26
Service fees - R-1	30	76	67
Service fees - R-2	51	130	122
Service fees - R-3	120	300	283
Service fees - R-4	102	287	255
Service fees - R-5	168	459	425
Shareholder reports - Class A	1	2	2
Shareholder reports - Class J	5	17	23
Transfer agent fees - Class A	31	68	64
Transfer agent fees - Class B	N/A	8	9
Transfer agent fees - Class J	41	128	171
Transfer agent fees - Institutional	4	9	2
Directors' expenses	25	66	59
Professional fees	7	7	7
Other expenses	16	43	38
Total Gross Expenses	1,812	4,869	4,557
Less: Reimbursement from Manager - Class A	17	26	32
Less: Reimbursement from Manager - Class B	N/A	11	11
Less: Reimbursement from Distributor - Class J	141	388	370
Total Net Expenses	1,654	4,444	4,144
Net Investment Income (Loss)	32,190	85,605	69,138

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(5,931)	883	1,277
Capital gain distribution received from affiliated securities	7,040	22,302	19,359
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	130,409	453,171	478,775
Net Realized and Unrealized Gain (Loss) on Investments	131,518	476,356	499,411
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 163,708	$ 561,961	$ 568,549

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

			Principal
	Principal LifeTime	Principal LifeTime	LifeTime Strategic
Amounts in thousands	2040 Fund	2050 Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 39,358	$ 15,590	$ 15,056
Total Income	39,358	15,590	15,056
Expenses:
Management and investment advisory fees	400	170	99
Distribution fees - Class A	53	32	32
Distribution fees - Class B	29	9	4
Distribution fees - Class J	602	136	138
Distribution fees - R-1	62	27	22
Distribution fees - R-2	82	36	19
Distribution fees - R-3	161	58	42
Distribution fees - R-4	57	21	14
Administrative service fees - R-1	50	21	17
Administrative service fees - R-2	55	24	13
Administrative service fees - R-3	45	16	12
Administrative service fees - R-4	17	7	4
Administrative service fees - R-5	10	4	2
Registration fees - Class A	9	7	8
Registration fees - Class B	7	7	7
Registration fees - Class J	11	8	6
Registration fees - Institutional	21	14	11
Service fees - R-1	45	19	16
Service fees - R-2	68	30	16
Service fees - R-3	161	58	42
Service fees - R-4	141	53	35
Service fees - R-5	246	96	47
Shareholder reports - Class A	2	1	–
Shareholder reports - Class J	15	5	2
Transfer agent fees - Class A	53	37	23
Transfer agent fees - Class B	8	4	3
Transfer agent fees - Class J	129	53	17
Transfer agent fees - Institutional	1	1	1
Directors' expenses	35	16	10
Professional fees	7	6	6
Other expenses	22	9	6
Total Gross Expenses	2,604	985	674
Less: Reimbursement from Manager - Class A	37	29	16
Less: Reimbursement from Manager - Class B	12	10	9
Less: Reimbursement from Distributor - Class J	179	41	41
Total Net Expenses	2,376	905	608
Net Investment Income (Loss)	36,982	14,685	14,448

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	788	424	531
Capital gain distribution received from affiliated securities	11,599	5,038	2,357
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	312,395	139,267	15,442
Net Realized and Unrealized Gain (Loss) on Investments	324,782	144,729	18,330
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 361,764	$ 159,414	$ 32,778

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 57,114	$ 17,157	$ 33,159
Total Income	57,114	17,157	33,159
Expenses:
Management and investment advisory fees	5,604	1,444	4,018
Distribution fees - Class A	2,077	400	1,520
Distribution fees - Class B	2,051	359	1,522
Distribution fees - Class C	2,928	870	2,508
Distribution fees - Class J	1,008	440	462
Distribution fees - R-1	9	5	7
Distribution fees - R-2	12	6	9
Distribution fees - R-3	24	11	11
Distribution fees - R-4	5	2	5
Administrative service fees - R-1	7	4	6
Administrative service fees - R-2	8	4	6
Administrative service fees - R-3	7	3	3
Administrative service fees - R-4	1	1	1
Administrative service fees - R-5	2	–	1
Registration fees - Class A	10	10	10
Registration fees - Class B	3	8	5
Registration fees - Class C	7	8	7
Registration fees - Class J	25	14	15
Registration fees - Institutional	11	10	10
Service fees - R-1	6	4	5
Service fees - R-2	10	5	8
Service fees - R-3	24	11	11
Service fees - R-4	13	5	12
Service fees - R-5	40	10	29
Shareholder reports - Class A	56	8	37
Shareholder reports - Class B	24	3	16
Shareholder reports - Class C	15	4	16
Shareholder reports - Class J	11	5	6
Transfer agent fees - Class A	843	143	691
Transfer agent fees - Class B	327	51	256
Transfer agent fees - Class C	255	71	285
Transfer agent fees - Class J	163	67	73
Transfer agent fees - Institutional	1	1	1
Directors' expenses	44	12	32
Professional fees	7	7	7
Other expenses	30	7	21
Total Gross Expenses	15,668	4,013	11,632
Less: Reimbursement from Distributor - Class J	301	132	138
Total Net Expenses	15,367	3,881	11,494
Net Investment Income (Loss)	41,747	13,276	21,665

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	29,857	9,931	28,648
Capital gain distribution received from affiliated securities	11,952	2,681	10,596
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	241,770	36,735	234,690
Net Realized and Unrealized Gain (Loss) on Investments	283,579	49,347	273,934
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 325,326	$ 62,623	$ 295,599

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2011 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 23,165	$ 16,942
Total Income	23,165	16,942
Expenses:
Management and investment advisory fees	1,680	2,573
Distribution fees - Class A	597	984
Distribution fees - Class B	467	1,054
Distribution fees - Class C	952	1,558
Distribution fees - Class J	413	313
Distribution fees - R-1	2	7
Distribution fees - R-2	2	3
Distribution fees - R-3	6	10
Distribution fees - R-4	1	2
Administrative service fees - R-1	1	5
Administrative service fees - R-2	1	2
Administrative service fees - R-3	2	3
Administrative service fees - R-4	1	–
Administrative service fees - R-5	–	1
Registration fees - Class A	13	11
Registration fees - Class B	6	5
Registration fees - Class C	9	8
Registration fees - Class J	18	13
Registration fees - Institutional	9	9
Service fees - R-1	1	5
Service fees - R-2	2	3
Service fees - R-3	6	10
Service fees - R-4	4	4
Service fees - R-5	5	13
Shareholder reports - Class A	14	33
Shareholder reports - Class B	6	12
Shareholder reports - Class C	4	13
Shareholder reports - Class J	4	5
Transfer agent fees - Class A	212	585
Transfer agent fees - Class B	80	202
Transfer agent fees - Class C	77	220
Transfer agent fees - Class J	81	59
Transfer agent fees - Institutional	2	–
Directors' expenses	14	20
Professional fees	7	7
Other expenses	8	13
Total Gross Expenses	4,707	7,765
Less: Reimbursement from Distributor - Class J	124	94
Total Net Expenses	4,583	7,671
Net Investment Income (Loss)	18,582	9,271

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	7,360	6,602
Capital gain distribution received from affiliated securities	2,131	7,600
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	24,899	192,940
Net Realized and Unrealized Gain (Loss) on Investments	34,390	207,142
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 52,972	$ 216,413

See accompanying notes.

9

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2010 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 32,190		$ 45,787
Net realized gain (loss) on investments							1,109	(102,913)
Change in unrealized appreciation/depreciation of investments						130,409		316,749
Net Increase (Decrease) in Net Assets Resulting from Operations						163,708		259,623

Dividends and Distributions to Shareholders
From net investment income						(42,837)		(50,866)
			Total Dividends and Distributions			(42,837)		(50,866)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(57,339)		(85,866)
Redemption fees - Class J							–	1
		Total increase (decrease) in net assets					63,532	122,892

Net Assets
Beginning of period						1,764,321		1,641,429
End of period (including undistributed net investment income as set forth below)						$ 1,827,853		$ 1,764,321
Undistributed (overdistributed) net investment income (loss)						$ 6,019		$ 16,666

	Class A	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 2,538 $	18,677 $	46,643 $	2,193 $	2,968 $	8,687 $	5,733 $	11,208
Reinvested	813	4,486	29,298	395	763	1,908	1,808	3,356
Redeemed	(4,947)	(21,805)	(97,227)	(3,030)	(9,100)	(12,766)	(11,486)	(38,452)
Net Increase (Decrease)	$ (1,596) $	1,358 $	(21,286) $	(442) $	(5,369) $	(2,171) $	(3,945) $ (23,888)
Shares:
Sold	221	1,638	4,091	196	264	767	506	985
Reinvested	72	402	2,623	35	69	172	163	301
Redeemed	(430)	(1,918)	(8,525)	(272)	(806)	(1,132)	(1,004)	(3,395)
Net Increase (Decrease)	(137)	122	(1,811)	(41)	(473)	(193)	(335)	(2,109)
Year Ended October 31, 2010
Dollars:
Sold	$ 9,024 $	26,875 $	87,235 $	4,361 $	8,429 $	21,487 $	16,821 $	21,198
Reinvested	934	5,405	33,177	563	999	2,653	2,073	5,050
Redeemed	(8,176)	(40,491)	(148,158)	(5,842)	(13,144)	(32,621)	(17,907)	(65,811)
Net Increase (Decrease)	$ 1,782 $	(8,211) $	(27,746) $	(918) $	(3,716) $	(8,481) $	987 $ (39,563)
Shares:
Sold	864	2,604	8,426	426	813	2,108	1,637	2,056
Reinvested	92	538	3,298	56	100	266	207	503
Redeemed	(785)	(3,919)	(14,382)	(563)	(1,280)	(3,172)	(1,757)	(6,420)
Net Increase (Decrease)	171	(777)	(2,658)	(81)	(367)	(798)	87	(3,861)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (819) $	(4,490) $	(29,298) $	(395) $	(763) $	(1,908) $	(1,808) $	(3,356)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (819) $	(4,490) $	(29,298) $	(395) $	(763) $	(1,908) $	(1,808) $	(3,356)
Year Ended October 31, 2010
From net investment
income	$ (946) $	(5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (946) $	(5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)

See accompanying notes.

10

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2020 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 85,605		$ 100,044
Net realized gain (loss) on investments							23,185		(179,348)
Change in unrealized appreciation/depreciation of investments							453,171		778,204
Net Increase (Decrease) in Net Assets Resulting from Operations							561,961		698,900

Dividends and Distributions to Shareholders
From net investment income							(103,087)		(111,134)
			Total Dividends and Distributions				(103,087)		(111,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions							87,281		135,779
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					546,155		723,546

Net Assets
Beginning of period							4,774,193		4,050,647
End of period (including undistributed net investment income as set forth below)						$ 5,320,348		$ 4,774,193
Undistributed (overdistributed) net investment income (loss)						$ 8,361		$ 25,843

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 8,016 $	155 $	52,070	$ 181,490	$ 4,887	$ 6,461	$ 25,328	$ 20,331	$ 37,023
Reinvested	1,581	92	10,470	72,512	841	1,581	3,967	4,282	7,742
Redeemed	(7,379)	(811)	(45,745)	(157,510)	(5,260)	(20,029)	(23,547)	(20,743)	(70,524)
Net Increase (Decrease)	$ 2,218 $	(564) $	16,795	$ 96,492	$ 468	$ (11,987) $	5,748	$ 3,870	$ (25,759)
Shares:
Sold	669	13	4,382	15,234	415	550	2,133	1,718	3,127
Reinvested	135	8	900	6,219	72	137	342	369	666
Redeemed	(618)	(68)	(3,847)	(13,286)	(447)	(1,708)	(2,017)	(1,733)	(5,932)
Net Increase (Decrease)	186	(47)	1,435	8,167	40	(1,021)	458	354	(2,139)
Year Ended October 31, 2010
Dollars:
Sold	$ 16,005 $	770 $	85,721	$ 295,219	$ 10,477	$ 19,206	$ 37,475	$ 50,743	$ 52,173
Reinvested	1,707	148	11,629	75,053	1,138	2,108	5,205	4,437	9,690
Redeemed	(12,317)	(1,494)	(77,781)	(237,667)	(11,062)	(20,755)	(50,548)	(31,657)	(99,844)
Net Increase (Decrease)	$ 5,395 $	(576) $	19,569	$ 132,605	$ 553	$ 559	$ (7,868) $	23,523	$ (37,981)
Shares:
Sold	1,497	73	8,089	27,780	993	1,804	3,541	4,799	4,920
Reinvested	164	14	1,123	7,231	110	204	504	430	936
Redeemed	(1,155)	(140)	(7,338)	(22,564)	(1,028)	(1,981)	(4,808)	(2,998)	(9,480)
Net Increase (Decrease)	506	(53)	1,874	12,447	75	27	(763)	2,231	(3,624)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,590) $	(93) $	(10,479) $	(72,512) $	(841) $	(1,581) $	(3,967) $	(4,282) $	(7,742)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,590) $	(93) $	(10,479) $	(72,512) $	(841) $	(1,581) $	(3,967) $	(4,282) $	(7,742)
Year Ended October 31, 2010
From net investment
income	$ (1,722) $	(152) $ (11,629) $		(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,722) $	(152) $ (11,629) $		(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)

See accompanying notes.

11

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2030 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 69,138		$ 82,012
Net realized gain (loss) on investments							20,636		(153,988)
Change in unrealized appreciation/depreciation of investments							478,775		720,040
Net Increase (Decrease) in Net Assets Resulting from Operations							568,549		648,064

Dividends and Distributions to Shareholders
From net investment income							(79,981)		(87,744)
			Total Dividends and Distributions				(79,981)		(87,744)

Capital Share Transactions
Net increase (decrease) in capital share transactions							80,052		140,599
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets					568,620		700,920

Net Assets
Beginning of period							4,294,843		3,593,923
End of period (including undistributed net investment income as set forth below)						$ 4,863,463		$ 4,294,843
Undistributed (overdistributed) net investment income (loss)						$ 3,666		$ 14,509

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 9,293	$ 182 $	55,763	$ 184,156	$ 4,380	$ 5,540	$ 22,251	$ 16,107	$ 38,625
Reinvested	1,050	70	8,230	56,512	589	1,181	3,087	3,127	6,125
Redeemed	(4,808)	(742)	(34,881)	(155,285)	(2,752)	(18,703)	(24,243)	(20,233)	(74,569)
Net Increase (Decrease)	$ 5,535	$ (490) $	29,112	$ 85,383	$ 2,217	$ (11,982) $	1,095	$ (999) $ (29,819)
Shares:
Sold	784	16	4,720	15,584	373	471	1,881	1,335	3,280
Reinvested	90	6	712	4,884	51	103	267	264	529
Redeemed	(405)	(62)	(2,954)	(13,180)	(235)	(1,596)	(2,096)	(1,660)	(6,271)
Net Increase (Decrease)	469	(40)	2,478	7,288	189	(1,022)	52	(61)	(2,462)
Year Ended October 31, 2010
Dollars:
Sold	$ 14,200	$ 356 $	92,858	$ 264,209	$ 10,782	$ 17,126	$ 38,121	$ 45,598	$ 52,272
Reinvested	1,109	113	8,970	59,784	801	1,700	4,211	3,458	7,579
Redeemed	(10,100)	(991)	(61,977)	(218,912)	(9,535)	(20,099)	(43,096)	(33,769)	(84,169)
Net Increase (Decrease)	$ 5,209	$ (522) $	39,851	$ 105,081	$ 2,048	$ (1,273) $	(764) $	15,287	$ (24,318)
Shares:
Sold	1,357	34	8,917	25,371	1,044	1,635	3,657	4,284	5,005
Reinvested	108	11	879	5,856	79	167	413	331	742
Redeemed	(969)	(94)	(5,973)	(21,169)	(897)	(1,948)	(4,125)	(3,136)	(8,146)
Net Increase (Decrease)	496	(49)	3,823	10,058	226	(146)	(55)	1,479	(2,399)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (1,059) $	(70) $	(8,231) $	(56,512) $	(589) $	(1,181) $	(3,087) $	(3,127) $	(6,125)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,059) $	(70) $	(8,231) $	(56,512) $	(589) $	(1,181) $	(3,087) $	(3,127) $	(6,125)
Year Ended October 31, 2010
From net investment
income	$ (1,125) $	(114) $	(8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,125) $	(114) $	(8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)

See accompanying notes.

12

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2040 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 36,982		$ 42,402
Net realized gain (loss) on investments							12,387		(79,478)
Change in unrealized appreciation/depreciation of investments							312,395		413,514
Net Increase (Decrease) in Net Assets Resulting from Operations							361,764		376,438

Dividends and Distributions to Shareholders
From net investment income							(40,625)		(43,949)
			Total Dividends and Distributions				(40,625)		(43,949)

Capital Share Transactions
Net increase (decrease) in capital share transactions							50,866		150,652
		Total increase (decrease) in net assets					372,005		483,141

Net Assets
Beginning of period							2,521,267		2,038,126
End of period (including undistributed net investment income as set forth below)						$ 2,893,272		$ 2,521,267
Undistributed (overdistributed) net investment income (loss)						$ 609		$ 4,252

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 6,005 $	104 $	33,126	$ 137,304	$ 3,805	$ 4,093	$ 13,376	$ 17,055	$ 24,554
Reinvested	554	34	3,216	29,928	311	527	1,441	1,462	3,149
Redeemed	(2,811)	(273)	(17,786)	(113,598)	(1,458)	(10,054)	(12,709)	(9,514)	(60,975)
Net Increase (Decrease)	$ 3,748 $	(135) $	18,556	$ 53,634	$ 2,658	$ (5,434) $	2,108	$ 9,003	$ (33,272)
Shares:
Sold	506	9	2,761	11,400	319	343	1,117	1,444	2,061
Reinvested	47	3	274	2,543	27	45	123	125	268
Redeemed	(237)	(24)	(1,486)	(9,509)	(123)	(849)	(1,098)	(791)	(5,041)
Net Increase (Decrease)	316	(12)	1,549	4,434	223	(461)	142	778	(2,712)
Year Ended October 31, 2010
Dollars:
Sold	$ 8,082 $	315 $	52,925	$ 196,802	$ 7,216	$ 12,410	$ 25,031	$ 28,368	$ 45,475
Reinvested	602	69	3,427	31,433	428	788	1,944	1,733	3,523
Redeemed	(5,289)	(1,030)	(28,078)	(126,643)	(5,177)	(11,397)	(22,729)	(29,237)	(40,339)
Net Increase (Decrease)	$ 3,395 $	(646) $	28,274	$ 101,592	$ 2,467	$ 1,801	$ 4,246	$ 864	$ 8,659
Shares:
Sold	778	31	5,057	18,758	695	1,183	2,402	2,725	4,331
Reinvested	59	7	333	3,043	42	77	189	169	342
Redeemed	(510)	(100)	(2,687)	(12,171)	(489)	(1,105)	(2,165)	(2,754)	(3,914)
Net Increase (Decrease)	327	(62)	2,703	9,630	248	155	426	140	759

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (556) $	(34) $	(3,217) $	(29,928) $	(311) $	(527) $	(1,441) $	(1,462) $	(3,149)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (556) $	(34) $	(3,217) $	(29,928) $	(311) $	(527) $	(1,441) $	(1,462) $	(3,149)
Year Ended October 31, 2010
From net investment
income	$ (603) $	(70) $	(3,427) $	(31,433) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (603) $	(70) $	(3,427) $	(31,433) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)

See accompanying notes.

13

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						Principal LifeTime 2050 Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 14,685		$ 16,250
Net realized gain (loss) on investments							5,462	(31,031)
Change in unrealized appreciation/depreciation of investments						139,267		173,530
Net Increase (Decrease) in Net Assets Resulting from Operations						159,414		158,749

Dividends and Distributions to Shareholders
From net investment income						(15,688)		(16,581)
			Total Dividends and Distributions			(15,688)		(16,581)

Capital Share Transactions
Net increase (decrease) in capital share transactions							18,241		72,826
Redemption fees - Class J							–		1
		Total increase (decrease) in net assets				161,967		214,995

Net Assets
Beginning of period						1,059,053		844,058
End of period (including undistributed net investment income as set forth below)						$ 1,221,020		$ 1,059,053
Undistributed (overdistributed) net investment income (loss)						$ (76)		$ 927

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 3,674 $	14 $	11,406 $	77,340	$ 2,312 $	2,220 $	7,847 $	5,211 $	13,076
Reinvested	296	7	604	12,498	114	198	449	488	1,031
Redeemed	(2,176)	(136)	(5,361)	(85,488)	(587)	(4,204)	(3,988)	(2,844)	(15,760)
Net Increase (Decrease)	$ 1,794 $	(115) $	6,649 $	4,350	$ 1,839 $	(1,786) $	4,308 $	2,855 $	(1,653)
Shares:
Sold	316	1	1,007	6,682	202	193	684	453	1,143
Reinvested	26	1	54	1,107	10	18	40	43	92
Redeemed	(188)	(12)	(472)	(7,414)	(51)	(372)	(356)	(247)	(1,351)
Net Increase (Decrease)	154	(10)	589	375	161	(161)	368	249	(116)
Year Ended October 31, 2010
Dollars:
Sold	$ 5,027 $	101 $	16,387 $	97,209	$ 3,686 $	5,314 $	10,727 $	11,370 $	20,040
Reinvested	325	19	588	12,915	141	295	594	602	1,099
Redeemed	(3,421)	(362)	(7,142)	(57,302)	(2,045)	(4,769)	(9,474)	(11,491)	(17,607)
Net Increase (Decrease)	$ 1,931 $	(242) $	9,833 $	52,822	$ 1,782 $	840 $	1,847 $	481 $	3,532
Shares:
Sold	500	10	1,660	9,677	371	531	1,078	1,144	1,996
Reinvested	33	2	60	1,307	14	30	61	61	112
Redeemed	(340)	(36)	(723)	(5,759)	(203)	(484)	(949)	(1,133)	(1,793)
Net Increase (Decrease)	193	(24)	997	5,225	182	77	190	72	315

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (298) $	(7) $	(605) $	(12,498) $	(114) $	(198) $	(449) $	(488) $	(1,031)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(298) $	(7) $	(605) $	(12,498) $	(114) $	(198) $	(449) $	(488) $	(1,031)
Year Ended October 31, 2010
From net investment
income	$ (326) $	(19) $	(590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(326) $	(19) $	(590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)

See accompanying notes.

14

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

							Principal LifeTime
Amounts in thousands						Strategic Income Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 14,448		$ 19,988
Net realized gain (loss) on investments							2,888		(31,672)
Change in unrealized appreciation/depreciation of investments							15,442		91,166
Net Increase (Decrease) in Net Assets Resulting from Operations							32,778		79,482

Dividends and Distributions to Shareholders
From net investment income						(19,583)			(20,361)
			Total Dividends and Distributions			(19,583)			(20,361)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(6,122)		54,704
		Total increase (decrease) in net assets					7,073		113,825

Net Assets
Beginning of period						672,818			558,993
End of period (including undistributed net investment income as set forth below)						$ 679,891		$ 672,818
Undistributed (overdistributed) net investment income (loss)						$ 4,262		$ 9,397

	Class A Class B		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 1,565	$ 36 $	6,109	$ 40,359	$ 2,535	$ 3,662 $	6,345	$ 3,612	$ 6,922
Reinvested	718	17	1,665	13,796	274	287	887	755	1,173
Redeemed	(2,643)	(108)	(6,571)	(62,133)	(1,190)	(8,529)	(3,829)	(3,561)	(8,275)
Net Increase (Decrease)	$ (360) $	(55) $	1,203	$ (7,978) $	1,619	$ (4,580) $	3,403	$ 806	$ (180)
Shares:
Sold	144	3	567	3,751	235	341	592	338	639
Reinvested	67	2	158	1,303	26	27	84	72	111
Redeemed	(243)	(10)	(612)	(5,755)	(111)	(792)	(357)	(331)	(771)
Net Increase (Decrease)	(32)	(5)	113	(701)	150	(424)	319	79	(21)
Year Ended October 31, 2010
Dollars:
Sold	$ 5,173	$ 193 $	7,515	$ 121,840	$ 6,591	$ 8,944 $	28,131	$ 11,205	$ 14,324
Reinvested	746	24	1,834	13,752	324	571	898	830	1,364
Redeemed	(3,549)	(181)	(8,827)	(81,470)	(5,081)	(14,047)	(26,693)	(10,238)	(19,469)
Net Increase (Decrease)	$ 2,370	$ 36 $	522	$ 54,122	$ 1,834	$ (4,532) $	2,336	$ 1,797	$ (3,781)
Shares:
Sold	503	19	738	11,979	657	890	2,786	1,118	1,381
Reinvested	75	3	187	1,399	33	58	92	85	139
Redeemed	(345)	(18)	(871)	(8,048)	(501)	(1,402)	(2,640)	(1,005)	(1,913)
Net Increase (Decrease)	233	4	54	5,330	189	(454)	238	198	(393)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (724) $	(17) $	(1,670) $	(13,796) $	(274) $	(287) $	(887) $	(755) $	(1,173)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(724) $	(17) $	(1,670) $	(13,796) $	(274) $	(287) $	(887) $	(755) $	(1,173)
Year Ended October 31, 2010
From net investment
income	$ (756) $	(24) $	(1,842) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(756) $	(24) $	(1,842) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)

See accompanying notes.

15

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Balanced Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 41,747		$ 60,354
Net realized gain (loss) on investments							41,809		(28,322)
Change in unrealized appreciation/depreciation of investments							241,770		416,164
Net Increase (Decrease) in Net Assets Resulting from Operations							325,326		448,196

Dividends and Distributions to Shareholders
From net investment income							(42,028)		(63,898)
			Total Dividends and Distributions				(42,028)		(63,898)

Capital Share Transactions
Net increase (decrease) in capital share transactions							41,305		(184,260)
Redemption fees - Class A							–		9
Redemption fees - Class C							–		2
Redemption fees - Class J							–		5
		Total increase (decrease) in net assets					324,603		200,054

Net Assets
Beginning of period						3,215,571			3,015,517
End of period (including undistributed net investment income as set forth below)						$ 3,540,174		$ 3,215,571
Undistributed (overdistributed) net investment income (loss)						$ 2,577		$ 2,858

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 153,436 $	4,934 $	37,020 $101,267	$ 65,943	$ 552		$ 5,457	$ 5,327	$ 5,232	$ 18,934
Reinvested	20,816	3,544	5,449	6,171	2,470	57	88	254	134	391
Redeemed	(183,148)	(98,947)	(56,464)	(32,739)	(16,420)	(219)	(435)	(3,637)	(1,046)	(3,116)
Net Increase (Decrease)	$ (8,896) $	(90,469) $ (13,995) $		74,699	$ 51,993	$ 390	$ 5,110	$ 1,944	$ 4,320	$ 16,209
Shares:
Sold	11,833	382	2,890	8,031	5,226	42	434	418	407	1,489
Reinvested	1,617	277	428	491	194	5	7	20	10	31
Redeemed	(14,180)	(7,656)	(4,419)	(2,589)	(1,286)	(17)	(35)	(284)	(81)	(244)
Net Increase (Decrease)	(730)	(6,997)	(1,101)	5,933	4,134	30	406	154	336	1,276
Year Ended October 31, 2010
Dollars:
Sold	$ 269,066 $	15,627 $	64,178 $ 180,111	$ 57,984	$ 1,544		$ 3,554	$ 9,060	$ 4,487	$ 11,813
Reinvested	33,835	7,094	8,487	6,660	2,493	71	50	279	134	480
Redeemed	(421,825)	(221,529)	(142,265)	(45,515)	(15,294)	(844)	(644)	(3,945)	(3,291)	(6,115)
Net Increase (Decrease)	$ (118,924) $ (198,808) $ (69,600) $ 141,256			$ 45,183	$ 771		$ 2,960	$ 5,394	$ 1,330	$ 6,178
Shares:
Sold	22,892	1,345	5,529	15,732	5,010	133	306	776	391	1,016
Reinvested	2,907	612	737	585	216	6	4	24	11	42
Redeemed	(36,024)	(18,958)	(12,317)	(3,969)	(1,326)	(72)	(56)	(343)	(289)	(524)
Net Increase (Decrease)	(10,225)	(17,001)	(6,051)	12,348	3,900	67	254	457	113	534

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (22,663) $	(3,870) $	(5,923) $	(6,175) $	(2,473) $	(57) $	(88) $	(254) $	(134) $	(391)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (22,663) $	(3,870) $	(5,923) $	(6,175) $	(2,473) $	(57) $	(88) $	(254) $	(134) $	(391)
Year Ended October 31, 2010
From net investment
income	$ (36,812) $	(7,718) $	(9,197) $	(6,662) $	(2,495) $	(71) $	(50) $	(279) $	(134) $	(480)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (36,812) $	(7,718) $	(9,197) $	(6,662) $	(2,495) $	(71) $	(50) $	(279) $	(134) $	(480)

See accompanying notes.

16

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Conservative Balanced Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 13,276		$ 19,820
Net realized gain (loss) on investments							12,612		(3,798)
Change in unrealized appreciation/depreciation of investments							36,735		78,326
Net Increase (Decrease) in Net Assets Resulting from Operations							62,623		94,348

Dividends and Distributions to Shareholders
From net investment income						(13,074)		(20,480)
			Total Dividends and Distributions			(13,074)		(20,480)

Capital Share Transactions
Net increase (decrease) in capital share transactions							50,838		78,041
Redemption fees - Class A							–		2
Redemption fees - Class C							–		1
Redemption fees - Class J							–		3
		Total increase (decrease) in net assets				100,387		151,915

Net Assets
Beginning of period						823,172		671,257
End of period (including undistributed net investment income as set forth below)						$ 923,559		$ 823,172
Undistributed (overdistributed) net investment income (loss)						$ 1,452		$ 1,250

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 43,300 $	2,292 $	16,249 $	46,100 $	25,232	$ 696 $	1,272 $	3,396 $	2,369 $	6,119
Reinvested	4,699	755	1,992	3,148	1,285	41	50	152	78	111
Redeemed	(38,880)	(18,686)	(20,476)	(14,020)	(7,662)	(171)	(1,342)	(3,576)	(2,989)	(696)
Net Increase (Decrease)	$ 9,119 $ (15,639) $		(2,235) $	35,228 $	18,855	$ 566 $	(20) $	(28) $	(542) $	5,534
Shares:
Sold	4,040	215	1,529	4,348	2,382	66	119	321	222	579
Reinvested	441	71	189	298	122	4	5	14	7	10
Redeemed	(3,636)	(1,744)	(1,928)	(1,324)	(719)	(16)	(127)	(338)	(279)	(65)
Net Increase (Decrease)	845	(1,458)	(210)	3,322	1,785	54	(3)	(3)	(50)	524
Year Ended October 31, 2010
Dollars:
Sold	$ 83,726 $	6,636 $	33,754 $	84,990 $	28,727	$ 1,665 $	3,055 $	5,782 $	2,191 $	2,879
Reinvested	7,950	1,667	3,489	3,853	1,616	45	70	202	118	89
Redeemed	(82,210)	(33,689)	(41,259)	(20,483)	(10,816)	(303)	(308)	(2,935)	(1,848)	(612)
Net Increase (Decrease)	$ 9,466 $ (25,386) $		(4,016) $	68,360 $	19,527	$ 1,407 $	2,817 $	3,049 $	461 $	2,356
Shares:
Sold	8,396	672	3,428	8,614	2,912	170	310	587	223	289
Reinvested	804	169	356	393	164	5	7	21	12	9
Redeemed	(8,264)	(3,391)	(4,181)	(2,080)	(1,097)	(31)	(32)	(300)	(187)	(61)
Net Increase (Decrease)	936	(2,550)	(397)	6,927	1,979	144	285	308	48	237

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (5,170) $	(846) $	(2,187) $	(3,154) $	(1,285) $	(41) $	(50) $	(152) $	(78) $	(111)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,170) $	(846) $	(2,187) $	(3,154) $	(1,285) $	(41) $	(50) $	(152) $	(78) $	(111)
Year Ended October 31, 2010
From net investment
income	$ (8,775) $	(1,867) $	(3,843) $	(3,855) $	(1,616) $	(45) $	(70) $	(202) $	(118) $	(89)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,775) $	(1,867) $	(3,843) $	(3,855) $	(1,616) $	(45) $	(70) $	(202) $	(118) $	(89)

See accompanying notes.

17

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Conservative Growth Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 21,665		$ 24,590
Net realized gain (loss) on investments							39,244		(45,163)
Change in unrealized appreciation/depreciation of investments							234,690		372,692
Net Increase (Decrease) in Net Assets Resulting from Operations							295,599		352,119

Dividends and Distributions to Shareholders
From net investment income							(27,147)		(30,292)
			Total Dividends and Distributions				(27,147)		(30,292)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(36,852)		(233,591)
Redemption fees - Class A							–		2
Redemption fees - Class B							–		1
Redemption fees - Class J							–		2
		Total increase (decrease) in net assets					231,600		88,241

Net Assets
Beginning of period						2,304,603		2,216,362
End of period (including undistributed net investment income as set forth below)						$ 2,536,203		$ 2,304,603
Undistributed (overdistributed) net investment income (loss)						$ 4,700		$ 10,182

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 95,469 $	3,114 $	23,297 $	44,033	$ 32,115	$ 605	$ 2,061	$ 3,127	$ 2,759	$ 16,896
Reinvested	15,913	1,409	3,277	2,765	1,942	42	66	148	120	217
Redeemed	(132,399)	(67,193)	(53,198)	(17,600)	(6,255)	(725)	(900)	(5,181)	(927)	(1,849)
Net Increase (Decrease)	$ (21,017) $	(62,670) $ (26,624) $		29,198	$ 27,802	$ (78) $	1,227	$ (1,906) $	1,952	$ 15,264
Shares:
Sold	6,899	236	1,768	3,273	2,402	45	151	232	201	1,260
Reinvested	1,173	107	253	209	145	3	5	11	9	16
Redeemed	(9,607)	(5,039)	(4,053)	(1,307)	(464)	(52)	(66)	(387)	(67)	(137)
Net Increase (Decrease)	(1,535)	(4,696)	(2,032)	2,175	2,083	(4)	90	(144)	143	1,139
Year Ended October 31, 2010
Dollars:
Sold	$ 173,666 $	9,110 $	36,195 $	73,032	$ 36,257	$ 1,379	$ 2,830	$ 3,657	$ 3,221	$ 6,235
Reinvested	17,189	3,146	4,612	2,017	1,279	33	39	132	83	217
Redeemed	(277,672)	(162,077)	(127,674)	(23,117)	(7,530)	(264)	(681)	(2,191)	(2,970)	(3,744)
Net Increase (Decrease)	$ (86,817) $ (149,821) $ (86,867) $			51,932	$ 30,006	$ 1,148	$ 2,188	$ 1,598	$ 334	$ 2,708
Shares:
Sold	14,176	781	3,112	6,120	3,031	115	238	301	269	525
Reinvested	1,431	271	403	172	108	3	4	11	7	18
Redeemed	(22,805)	(13,799)	(11,038)	(1,940)	(627)	(23)	(58)	(181)	(251)	(304)
Net Increase (Decrease)	(7,198)	(12,747)	(7,523)	4,352	2,512	95	184	131	25	239

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (16,783) $	(1,497) $	(3,563) $	(2,769) $	(1,942) $	(42) $	(66) $	(148) $	(120) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (16,783) $	(1,497) $	(3,563) $	(2,769) $	(1,942) $	(42) $	(66) $	(148) $	(120) $	(217)
Year Ended October 31, 2010
From net investment
income	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)

See accompanying notes.

18

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Flexible Income Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 18,582		$ 28,055
Net realized gain (loss) on investments							9,491		(1,001)
Change in unrealized appreciation/depreciation of investments							24,899		73,229
Net Increase (Decrease) in Net Assets Resulting from Operations							52,972		100,283

Dividends and Distributions to Shareholders
From net investment income							(18,767)		(30,633)
			Total Dividends and Distributions				(18,767)		(30,633)

Capital Share Transactions
Net increase (decrease) in capital share transactions							87,998		108,949
Redemption fees - Class A							–		6
Redemption fees - Class B							–		1
Redemption fees - Class C							–		6
Redemption fees - Class J							–		4
		Total increase (decrease) in net assets					122,203		178,616

Net Assets
Beginning of period							961,581		782,965
End of period (including undistributed net investment income as set forth below)						$ 1,083,784		$ 961,581
Undistributed (overdistributed) net investment income (loss)						$ 231		$ 416

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 93,521	$ 1,754 $	21,796	$ 78,494	$ 15,942	$ 130	$ 864	$ 1,350	$ 827	$ 2,050
Reinvested	8,485	1,239	2,779	3,613	908	13	23	98	55	81
Redeemed	(64,226)	(29,929)	(29,676)	(14,805)	(4,340)	(370)	(416)	(1,709)	(110)	(443)
Net Increase (Decrease)	$ 37,780	$ (26,936) $	(5,101) $	67,302	$ 12,510	$ (227) $	471	$ (261) $	772	$ 1,688
Shares:
Sold	8,191	154	1,923	6,923	1,401	12	76	119	72	182
Reinvested	745	109	246	319	80	1	2	9	5	7
Redeemed	(5,632)	(2,619)	(2,620)	(1,305)	(381)	(33)	(36)	(151)	(10)	(39)
Net Increase (Decrease)	3,304	(2,356)	(451)	5,937	1,100	(20)	42	(23)	67	150
Year Ended October 31, 2010
Dollars:
Sold	$ 146,514	$ 9,288 $	53,267	$ 103,824 $	23,675	$ 567	$ 673	$ 2,981	$ 1,632	$ 2,418
Reinvested	14,468	3,271	4,986	3,518	1,206	22	19	152	67	121
Redeemed	(124,027)	(60,694)	(50,708)	(16,660)	(8,916)	(114)	(119)	(716)	(381)	(1,385)
Net Increase (Decrease)	$ 36,955	$ (48,135) $	7,545	$ 90,682	$ 15,965	$ 475	$ 573	$ 2,417	$ 1,318	$ 1,154
Shares:
Sold	13,487	862	4,961	9,595	2,201	54	62	276	152	225
Reinvested	1,336	303	464	326	111	2	2	14	6	11
Redeemed	(11,419)	(5,595)	(4,716)	(1,542)	(828)	(11)	(11)	(66)	(35)	(128)
Net Increase (Decrease)	3,404	(4,430)	709	8,379	1,484	45	53	224	123	108

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (9,465) $	(1,420) $	(3,087) $	(3,614) $	(911) $	(13) $	(23) $	(98) $	(55) $	(81)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (9,465) $	(1,420) $	(3,087) $	(3,614) $	(911) $	(13) $	(23) $	(98) $	(55) $	(81)
Year Ended October 31, 2010
From net investment
income	$ (16,269) $	(3,725) $	(5,527) $	(3,520) $	(1,211) $	(22) $	(19) $	(152) $	(67) $	(121)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (16,269) $	(3,725) $	(5,527) $	(3,520) $	(1,211) $	(22) $	(19) $	(152) $	(67) $	(121)

See accompanying notes.

19

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
				(unaudited)

Amounts in thousands						SAM Strategic Growth Portfolio

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ 9,271		$ 9,446
Net realized gain (loss) on investments							14,202		(36,621)
Change in unrealized appreciation/depreciation of investments							192,940		261,658
Net Increase (Decrease) in Net Assets Resulting from Operations							216,413		234,483

Dividends and Distributions to Shareholders
From net investment income							(9,939)		(13,278)
			Total Dividends and Distributions				(9,939)		(13,278)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(29,917)		(162,286)
Redemption fees - Class A							–		1
Redemption fees - Class J							–		5
		Total increase (decrease) in net assets					176,557		58,925

Net Assets
Beginning of period						1,462,693		1,403,768
End of period (including undistributed net investment income as set forth below)						$ 1,639,250		$ 1,462,693
Undistributed (overdistributed) net investment income (loss)						$ 8,389		$ 9,057

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 62,003 $	1,289 $	17,202 $	30,287	$ 16,776	$ 373	$ 1,380	$ 3,185	$ 1,111	$ 9,165
Reinvested	6,718	94	676	1,191	694	21	13	68	30	63
Redeemed	(82,675)	(44,218)	(34,295)	(14,209)	(3,873)	(708)	(86)	(1,451)	(205)	(536)
Net Increase (Decrease)	$ (13,954) $ (42,835) $ (16,417) $			17,269	$ 13,597	$ (314) $	1,307	$ 1,802	$ 936	$ 8,692
Shares:
Sold	4,084	90	1,210	2,042	1,145	25	92	217	75	624
Reinvested	452	7	48	82	48	2	1	5	2	4
Redeemed	(5,483)	(3,105)	(2,415)	(964)	(264)	(47)	(6)	(98)	(14)	(36)
Net Increase (Decrease)	(947)	(3,008)	(1,157)	1,160	929	(20)	87	124	63	592
Year Ended October 31, 2010
Dollars:
Sold	$ 110,158 $	5,270 $	23,657 $	44,354	$ 18,372	$ 860	$ 999	$ 3,144	$ 1,203	$ 3,900
Reinvested	8,130	1,143	1,598	1,118	527	27	7	56	26	57
Redeemed	(181,790)	(100,775)	(74,658)	(18,999)	(5,907)	(297)	(219)	(1,335)	(1,601)	(1,311)
Net Increase (Decrease)	$ (63,502) $ (94,362) $ (49,403) $			26,473	$ 12,992	$ 590	$ 787	$ 1,865	$ (372) $	2,646
Shares:
Sold	8,340	429	1,903	3,451	1,439	67	78	244	94	309
Reinvested	626	93	131	88	41	2	1	4	2	4
Redeemed	(13,857)	(8,175)	(6,055)	(1,479)	(463)	(23)	(17)	(104)	(127)	(99)
Net Increase (Decrease)	(4,891)	(7,653)	(4,021)	2,060	1,017	46	62	144	(31)	214

Distributions:
Period Ended April 30, 2011
From net investment
income	$ (7,018) $	(101) $	(739) $	(1,192) $	(694) $	(21) $	(13) $	(68) $	(30) $	(63)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (7,018) $	(101) $	(739) $	(1,192) $	(694) $	(21) $	(13) $	(68) $	(30) $	(63)
Year Ended October 31, 2010
From net investment
income	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2011, the Fund consists of 63 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation (the “Manager”).

In addition to the expenses that each of the Funds bear directly, each of the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

21

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2011, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2011.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

22

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2011 there were no significant transfers between Level 1 and Level 2.

As of April 30, 2011, 100% of each of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

23

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A and Class B shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A and Class B shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2010 through April 30, 2011
	Class A	Class B	Expiration Date
Principal LifeTime 2010 Fund	.41%	N/A	February 29, 2012
Principal LifeTime 2020 Fund	.41	1.16%	February 29, 2012
Principal LifeTime 2030 Fund	.41	1.16	February 29, 2012
Principal LifeTime 2040 Fund	.41	1.16	February 29, 2012
Principal LifeTime 2050 Fund	.41	1.16	February 29, 2012
Principal LifeTime Strategic Income Fund	.41	1.16	February 29, 2012
SAM Balanced Fund	N/A	1.70*	February 29, 2012
SAM Conservative Balanced Fund	N/A	1.69*	February 29, 2012
SAM Conservative Growth Fund	N/A	1.71*	February 29, 2012
SAM Flexible Income Fund	N/A	1.69*	February 29, 2012
SAM Strategic Growth Fund	N/A	1.75*	February 29, 2012

*Period from January 31, 2011 through April 30, 2011.

The Manager contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) to .95% for Class J shares of each of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio. The expense limit expired February 28, 2011.

The Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .30% for Class J shares. Prior to January 1, 2011, the limit was .35%. The expense limit may be terminated at any time.

24

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2011, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$ 31	N/A	N/A	$ 26
Principal LifeTime 2020 Fund	132	$ 5	N/A	57
Principal LifeTime 2030 Fund	180	12	N/A	63
Principal LifeTime 2040 Fund	119	4	N/A	37
Principal LifeTime 2050 Fund	71	1	N/A	12
Principal LifeTime Strategic Income Fund	10	1	N/A	5
SAM Balanced Portfolio	844	143	$ 15	106
SAM Conservative Balanced Portfolio	302	18	8	48
SAM Conservative Growth Portfolio	577	119	10	53
SAM Flexible Income Portfolio	294	36	8	43
SAM Strategic Growth Portfolio	459	108	9	33

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At April 30, 2011, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Institutional		Institutional
Principal LifeTime 2010 Fund	85,366	SAM Balanced Portfolio	12,917
Principal LifeTime 2020 Fund	237,252	SAM Conservative Balanced Portfolio	6,833
Principal LifeTime 2030 Fund	226,507	SAM Conservative Growth Portfolio	8,879
Principal LifeTime 2040 Fund	138,019	SAM Flexible Income Portfolio	3,436
Principal LifeTime 2050 Fund	67,717	SAM Strategic Growth Portfolio	4,041
Principal LifeTime Strategic Income Fund	37,860

25

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2011, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2020 Fund	18	$ 221
Principal LifeTime 2030 Fund	8	99
Principal LifeTime 2040 Fund	5	59
Principal LifeTime 2050 Fund	1	14
Principal LifeTime Strategic Income Fund	7	77
SAM Balanced Portfolio	4,625	59,914
SAM Conservative Balanced Portfolio	961	10,319
SAM Conservative Growth Portfolio	2,547	34,031
SAM Flexible Income Portfolio	1,478	16,927
SAM Strategic Growth Portfolio	1,491	21,370

7. Investment Transactions

For the period ended April 30, 2011, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Principal LifeTime 2010 Fund	$ 69,044	$ 129,883	SAM Balanced Portfolio	$ 763,729	$ 711,942
Principal LifeTime 2020 Fund	307,241	217,943	SAM Conservative Balanced Portfolio	196,079	141,598
Principal LifeTime 2030 Fund	299,849	214,828	SAM Conservative Growth Portfolio	588,693	620,416
Principal LifeTime 2040 Fund	213,692	160,568	SAM Flexible Income Portfolio	242,187	152,738
Principal LifeTime 2050 Fund	109,178	88,588	SAM Strategic Growth Portfolio	480,524	503,530
Principal LifeTime Strategic Income Fund	53,721	64,738

26

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2011 and October 31, 2010 were as follows (amounts in thousands):

	Ordinary Income
	2011	2010
Principal LifeTime 2010 Fund	$ 42,837 $	50,866
Principal LifeTime 2020 Fund	103,087	111,134
Principal LifeTime 2030 Fund	79,981	87,744
Principal LifeTime 2040 Fund	40,625	43,949
Principal LifeTime 2050 Fund	15,688	16,581
Principal LifeTime Strategic Income Fund	19,583	20,361
SAM Balanced Portfolio	42,028	63,898
SAM Conservative Balanced Portfolio	13,074	20,480
SAM Conservative Growth Portfolio	27,147	30,292
SAM Flexible Income Portfolio	18,767	30,633
SAM Strategic Growth Portfolio	9,939	13,278

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Principal LifeTime 2010 Fund	$ 16,666	$ —
Principal LifeTime 2020 Fund	25,843	—
Principal LifeTime 2030 Fund	14,509	—
Principal LifeTime 2040 Fund	4,252	—
Principal LifeTime 2050 Fund	927	—
Principal LifeTime Strategic Income Fund	9,397	—
SAM Balanced Portfolio	2,858	—
SAM Conservative Balanced Portfolio	1,250	—
SAM Conservative Growth Portfolio	10,182	—
SAM Flexible Income Portfolio	416	—
SAM Strategic Growth Portfolio	9,057	—

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2010, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
	2017	2018	Total
Principal LifeTime 2010 Fund	$ 76,561	$ 105,649	$ 182,210
Principal LifeTime 2020 Fund	65,330	185,113	250,443
Principal LifeTime 2030 Fund	39,665	156,923	196,588
Principal LifeTime 2040 Fund	5,882	80,362	86,244
Principal LifeTime 2050 Fund	1,628	31,686	33,314
Principal LifeTime Strategic Income Fund	27,861	32,135	59,996
SAM Balanced Portfolio	129,420	20,971	150,391
SAM Conservative Balanced Portfolio	3,832	1,705	5,537
SAM Conservative Growth Portfolio	123,544	39,097	162,641
SAM Flexible Income Portfolio	5,106	1,232	6,338
SAM Strategic Growth Portfolio	85,133	31,420	116,553

27

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

8. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended October 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
SAM Balanced Portfolio	$ 9	$502	$(511)
SAM Conservative Growth Portfolio	—	562	(562)
SAM Flexible Income Portfolio	—	(191)	191
SAM Strategic Growth Portfolio	—	107	(107)

28

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	19,371,504 $	204,951
Bond Market Index Fund (a)	4,961,359	52,194
Core Plus Bond Fund I (a)	17,583,388	194,472
Diversified Real Asset Fund (a)	5,796,045	71,755
Global Diversified Income Fund (a)	4,977,439	68,589
High Yield Fund I (a)	5,334,463	60,386
Inflation Protection Fund (a)	10,224,795	83,843
International Emerging Markets Fund (a)	1,637,930	46,370
International Equity Index Fund (a)	2,114,769	24,235
International Fund I (a)	3,630,512	45,744
International Growth Fund (a)	7,439,640	72,462
International Value Fund I (a)	6,004,649	71,696
LargeCap Growth Fund (a),(b)	8,018,594	69,441
LargeCap Growth Fund I (a)	14,942,412	151,068
LargeCap S&P 500 Index Fund (a)	12,616,444	120,866
LargeCap Value Fund (a)	6,541,589	67,836
LargeCap Value Fund I (a)	10,925,795	125,974
MidCap Growth Fund III (a),(b)	2,696,582	32,332
MidCap Value Fund I (a)	2,152,062	30,774
Preferred Securities Fund (a)	5,063,275	51,696
Real Estate Securities Fund (a)	2,280,934	41,262
Short-Term Income Fund (a)	6,471,374	78,174
SmallCap Growth Fund I (a),(b)	2,547,594	31,947
SmallCap Value Fund II (a)	2,649,742	28,167
	$ 1,826,234
TOTAL INVESTMENT COMPANIES	$ 1,826,234
Total Investments	$ 1,826,234
Other Assets in Excess of Liabilities, Net - 0.09%	$ 1,619
TOTAL NET ASSETS - 100.00%	$ 1,827,853

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 206,088
Unrealized Depreciation	(86,641)
Net Unrealized Appreciation (Depreciation)	$ 119,447
Cost for federal income tax purposes	$ 1,706,787
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39 .71%
Domestic Equity Funds	38 .27%
International Equity Funds	14 .25%
Specialty Funds	7 .68%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

29

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	19,600,405	$ 211,675	758,342	$ 7,914	987,243	$ 10,273	19,371,504	$ 209,187
Bond Market Index Fund	4,937,831	49,994	257,606	2,675	234,078	2,444	4,961,359	50,250
Core Plus Bond Fund I	17,269,571	182,374	1,250,350	13,647	936,533	10,274	17,583,388	185,772
Diversified Real Asset Fund	5,982,093	61,841	140,284	1,620	326,332	3,753	5,796,045	59,922
Global Diversified Income Fund	5,032,664	55,073	296,642	3,960	351,867	4,690	4,977,439	54,475
High Yield Fund I	5,234,050	51,162	543,802	5,866	443,389	4,924	5,334,463	52,231
Inflation Protection Fund	9,451,506	85,807	773,289	6,215	—	—	10,224,795	92,022
International Emerging Markets Fund	1,695,636	45,596	24,211	640	81,917	2,182	1,637,930	44,054
International Equity Index Fund	2,199,432	20,477	73,292	773	157,955	1,689	2,114,769	19,614
International Fund I	3,709,919	51,897	101,672	1,176	181,079	2,125	3,630,512	50,873
International Growth Fund	7,740,837	103,970	112,332	1,009	413,529	3,749	7,439,640	100,169
International Value Fund I	5,765,582	52,194	576,820	6,150	337,753	3,749	6,004,649	54,696
LargeCap Growth Fund	8,423,260	62,322	81,177	670	485,843	4,026	8,018,594	58,965
LargeCap Growth Fund I	15,649,431	128,111	138,346	1,285	845,365	8,035	14,942,412	121,580
LargeCap S&P 500 Index Fund	12,939,414	125,606	254,116	2,233	577,086	5,196	12,616,444	122,496
LargeCap Value Fund	6,798,692	68,522	161,713	1,513	418,816	4,026	6,541,589	65,914
LargeCap Value Fund I	11,384,325	124,255	282,035	2,995	740,565	8,034	10,925,795	119,416
MidCap Growth Fund III	2,807,945	15,902	18,968	201	130,331	1,429	2,696,582	14,705
MidCap Value Fund I	2,217,973	17,459	41,080	535	106,991	1,429	2,152,062	16,603
Preferred Securities Fund	6,208,324	66,947	216,686	2,161	1,361,735	13,584	5,063,275	54,736
Real Estate Securities Fund	4,124,582	63,561	31,073	507	1,874,721	31,414	2,280,934	27,755
Short-Term Income Fund	6,074,339	72,553	397,035	4,787	—	—	6,471,374	77,340
SmallCap Growth Fund I	2,657,039	29,031	18,742	201	128,187	1,429	2,547,594	27,779
SmallCap Value Fund II	2,762,258	21,852	32,343	311	144,859	1,429	2,649,742	20,857

		$ 1,768,181		$ 69,044		$ 129,883		$ 1,701,411

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 4,664		$ (129)			$ —
Bond Market Index Fund		1,016			25			7
Core Plus Bond Fund I		7,777			25			2,320
Diversified Real Asset Fund		331			214			10
Global Diversified Income Fund		2,241			132			166
High Yield Fund I		4,498			127			774
Inflation Protection Fund		1,149			—			—
International Emerging Markets Fund		263			—			—
International Equity Index Fund		394			53			8
International Fund I		614			(75)			—
International Growth Fund		1,009			(1,061)			—
International Value Fund I		1,784			101			3,532
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund I		173			219			—
LargeCap S&P 500 Index Fund		1,515			(147)			—
LargeCap Value Fund		843			(95)			—
LargeCap Value Fund I		1,655			200			—
MidCap Growth Fund III		—			31			—
MidCap Value Fund I		334			38			—
Preferred Securities Fund		1,864			(788)			223
Real Estate Securities Fund		507			(4,899)			—
Short-Term Income Fund		1,103			—			—
SmallCap Growth Fund I		—			(24)			—
SmallCap Value Fund II		110			123			—
	$ 33,844		$ (5,931)			$ 7,040
All dollar amounts are shown in thousands (000's)

See accompanying notes.

30

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.99%
Bond & Mortgage Securities Fund (a)	45,625,010 $	482,713
Bond Market Index Fund (a)	13,017,494	136,944
Core Plus Bond Fund I (a)	39,130,809	432,787
Diversified Real Asset Fund (a)	11,965,673	148,135
Global Diversified Income Fund (a)	1,710,565	23,571
Global Real Estate Securities Fund (a)	965,940	7,689
High Yield Fund I (a)	24,967,589	282,633
Inflation Protection Fund (a)	1,880,838	15,423
International Emerging Markets Fund (a)	6,098,613	172,652
International Equity Index Fund (a)	8,267,913	94,750
International Fund I (a)	14,054,472	177,086
International Growth Fund (a)	27,274,510	265,654
International Value Fund I (a)	23,246,493	277,563
LargeCap Growth Fund (a),(b)	29,613,533	256,453
LargeCap Growth Fund I (a)	56,284,261	569,034
LargeCap S&P 500 Index Fund (a)	36,838,097	352,909
LargeCap Value Fund (a)	25,780,532	267,344
LargeCap Value Fund I (a)	44,838,177	516,984
MidCap Growth Fund III (a),(b)	9,419,410	112,939
MidCap Value Fund I (a)	7,044,879	100,742
Preferred Securities Fund (a)	15,751,720	160,825
Real Estate Securities Fund (a)	11,391,635	206,075
SmallCap Growth Fund I (a),(b)	11,707,230	146,809
SmallCap Value Fund II (a)	10,553,863	112,187
	$ 5,319,901
TOTAL INVESTMENT COMPANIES	$ 5,319,901
Total Investments	$ 5,319,901
Other Assets in Excess of Liabilities, Net - 0.01%	$ 447
TOTAL NET ASSETS - 100.00%	$ 5,320,348

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 649,942
Unrealized Depreciation	(228,818)
Net Unrealized Appreciation (Depreciation)	$ 421,124
Cost for federal income tax purposes	$ 4,898,777
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49 .65%
Fixed Income Funds	28 .40%
International Equity Funds	18 .72%
Specialty Funds	3 .22%
Other Assets in Excess of Liabilities, Net	0 .01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

31

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,178,187	$ 495,859	1,364,515	$ 14,266	1,917,692	$ 19,984	45,625,010	$ 490,013
Bond Market Index Fund	12,820,028	130,342	788,659	8,204	591,193	6,158	13,017,494	132,388
Core Plus Bond Fund I	38,528,584	409,805	2,410,309	26,252	1,808,084	19,823	39,130,809	416,303
Diversified Real Asset Fund	11,961,893	123,619	567,312	6,553	563,532	6,540	11,965,673	123,759
Global Diversified Income Fund	191,819	2,538	1,518,746	20,357	—	—	1,710,565	22,895
Global Real Estate Securities Fund	—	—	965,940	7,173	—	—	965,940	7,173
High Yield Fund I	22,942,010	227,106	3,282,429	35,729	1,256,850	13,865	24,967,589	249,072
Inflation Protection Fund	212,515	1,744	1,668,323	13,333	—	—	1,880,838	15,077
International Emerging Markets Fund	6,088,291	154,280	282,909	7,500	272,587	7,301	6,098,613	154,480
International Equity Index Fund	8,177,765	76,763	601,549	6,402	511,401	5,450	8,267,913	77,752
International Fund I	13,565,297	179,820	1,073,208	12,540	584,033	6,838	14,054,472	185,539
International Growth Fund	27,921,704	356,260	673,963	6,118	1,321,157	11,959	27,274,510	351,091
International Value Fund I	21,140,409	190,687	3,188,334	34,533	1,082,250	11,958	23,246,493	213,278
LargeCap Growth Fund	29,750,144	214,453	1,157,344	9,578	1,293,955	10,679	29,613,533	213,350
LargeCap Growth Fund I	56,456,853	452,637	2,078,506	19,688	2,251,098	21,250	56,284,261	451,144
LargeCap S&P 500 Index Fund	36,513,918	343,828	1,883,080	16,815	1,558,901	13,948	36,838,097	346,712
LargeCap Value Fund	25,556,981	248,288	1,343,031	12,771	1,119,480	10,678	25,780,532	250,381
LargeCap Value Fund I	44,428,897	471,549	2,378,440	25,573	1,969,160	21,250	44,838,177	475,989
MidCap Growth Fund III	9,523,301	81,632	237,351	2,550	341,242	3,704	9,419,410	80,476
MidCap Value Fund I	6,992,874	80,378	331,249	4,383	279,244	3,705	7,044,879	81,057
Preferred Securities Fund	15,387,124	162,304	971,249	9,690	606,653	6,054	15,751,720	165,943
Real Estate Securities Fund	11,780,702	189,225	104,701	1,708	493,768	8,116	11,391,635	182,514
SmallCap Growth Fund I	11,914,983	122,094	234,593	2,550	442,346	4,978	11,707,230	119,667
SmallCap Value Fund II	10,624,942	83,862	307,410	2,975	378,489	3,705	10,553,863	83,201

		$ 4,799,073		$ 307,241		$ 217,943		$ 4,889,254

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 10,998		$ (128)			$ —
Bond Market Index Fund		2,666			—			19
Core Plus Bond Fund I		17,353			69			5,172
Diversified Real Asset Fund		668			127			20
Global Diversified Income Fund		448			—			16
Global Real Estate Securities Fund		38			—			2
High Yield Fund I		19,873			102			3,414
Inflation Protection Fund		160			—			—
International Emerging Markets Fund		952			1			—
International Equity Index Fund		1,484			37			30
International Fund I		2,279			17			—
International Growth Fund		3,641			672			—
International Value Fund I		6,617			16			13,062
LargeCap Growth Fund		—			(2)			—
LargeCap Growth Fund I		629			69			—
LargeCap S&P 500 Index Fund		4,305			17			—
LargeCap Value Fund		3,193			—			—
LargeCap Value Fund I		6,514			117			—
MidCap Growth Fund III		—			(2)			—
MidCap Value Fund I		1,060			1			—
Preferred Securities Fund		5,196			3			567
Real Estate Securities Fund		1,550			(303)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		425			69			—
	$ 90,049		$ 883			$ 22,302
All dollar amounts are shown in thousands (000's)

See accompanying notes.

32

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.08%
Bond & Mortgage Securities Fund (a)	23,064,070 $	244,018
Bond Market Index Fund (a)	8,332,922	87,662
Core Plus Bond Fund I (a)	20,546,757	227,247
Diversified Real Asset Fund (a)	7,258,106	89,855
Global Real Estate Securities Fund (a)	1,389,633	11,061
High Yield Fund I (a)	24,397,238	276,177
International Emerging Markets Fund (a)	6,925,103	196,050
International Equity Index Fund (a)	9,764,362	111,900
International Fund I (a)	14,822,620	186,765
International Growth Fund (a)	26,812,732	261,156
International Value Fund I (a)	23,266,317	277,800
LargeCap Growth Fund (a),(b)	31,800,161	275,389
LargeCap Growth Fund I (a)	59,563,622	602,188
LargeCap S&P 500 Index Fund (a)	36,080,305	345,649
LargeCap Value Fund (a)	27,237,609	282,454
LargeCap Value Fund I (a)	47,207,267	544,300
MidCap Growth Fund III (a),(b)	9,596,453	115,061
MidCap Value Fund I (a)	7,640,106	109,254
Preferred Securities Fund (a)	13,948,913	142,418
Real Estate Securities Fund (a)	12,103,964	218,961
SmallCap Growth Fund I (a),(b)	12,182,420	152,768
SmallCap Value Fund II (a)	10,278,503	109,261
	$ 4,867,394
TOTAL INVESTMENT COMPANIES	$ 4,867,394
Total Investments	$ 4,867,394
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (3,931)
TOTAL NET ASSETS - 100.00%	$ 4,863,463

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 685,940
Unrealized Depreciation	(214,547)
Net Unrealized Appreciation (Depreciation)	$ 471,393
Cost for federal income tax purposes	$ 4,396,001
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56 .65%
International Equity Funds	21 .48%
Fixed Income Funds	20 .10%
Specialty Funds	1 .85%
Liabilities in Excess of Other Assets, Net	(0 .08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

33

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,989,351	$ 246,317	1,268,909	$ 13,241	1,194,190	$ 12,445	23,064,070	$ 247,076
Bond Market Index Fund	8,180,890	83,301	518,319	5,391	366,287	3,816	8,332,922	84,876
Core Plus Bond Fund I	19,878,728	211,442	1,799,599	19,599	1,131,570	12,446	20,546,757	218,670
Diversified Real Asset Fund	7,235,241	74,049	405,293	4,689	382,428	4,435	7,258,106	74,384
Global Real Estate Securities Fund	—	—	1,389,633	10,297	—	—	1,389,633	10,297
High Yield Fund I	20,698,976	201,842	4,608,442	50,672	910,180	9,858	24,397,238	242,704
International Emerging Markets Fund	6,890,818	167,575	341,118	9,013	306,833	8,215	6,925,103	168,371
International Equity Index Fund	9,614,803	90,166	731,786	7,770	582,227	6,202	9,764,362	91,774
International Fund I	14,211,830	186,963	1,280,507	14,928	669,717	7,842	14,822,620	194,070
International Growth Fund	27,566,606	349,462	737,800	6,698	1,491,674	13,507	26,812,732	343,450
International Value Fund I	21,021,096	190,548	3,467,849	37,589	1,222,628	13,506	23,266,317	214,641
LargeCap Growth Fund	31,849,762	231,374	1,356,194	11,201	1,405,795	11,600	31,800,161	230,970
LargeCap Growth Fund I	59,964,304	474,734	2,292,820	21,675	2,693,502	25,487	59,563,622	471,001
LargeCap S&P 500 Index Fund	35,666,909	332,848	2,092,465	18,695	1,679,069	15,010	36,080,305	336,557
LargeCap Value Fund	26,925,406	262,650	1,529,572	14,560	1,217,369	11,600	27,237,609	265,610
LargeCap Value Fund I	46,641,306	495,433	2,717,950	29,231	2,151,989	23,202	47,207,267	501,586
MidCap Growth Fund III	9,723,532	84,602	278,206	2,995	405,285	4,416	9,596,453	83,180
MidCap Value Fund I	7,655,836	89,509	316,520	4,154	332,250	4,417	7,640,106	89,246
Preferred Securities Fund	13,465,681	137,469	1,124,415	11,242	641,183	6,390	13,948,913	142,322
Real Estate Securities Fund	12,648,774	186,918	111,397	1,818	656,207	10,766	12,103,964	177,895
SmallCap Growth Fund I	12,555,228	124,451	95,301	981	468,109	5,252	12,182,420	120,181
SmallCap Value Fund II	10,376,633	81,926	351,965	3,410	450,095	4,416	10,278,503	81,016

		$ 4,303,579		$ 299,849		$ 214,828		$ 4,389,877

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 5,487		$ (37)			$ —
Bond Market Index Fund		1,698			—			12
Core Plus Bond Fund I		8,948			75			2,656
Diversified Real Asset Fund		404			81			12
Global Real Estate Securities Fund		54			—			2
High Yield Fund I		18,465			48			3,151
International Emerging Markets Fund		1,076			(2)			—
International Equity Index Fund		1,744			40			36
International Fund I		2,391			21			—
International Growth Fund		3,586			797			—
International Value Fund I		6,587			10			12,994
LargeCap Growth Fund		—			(5)			—
LargeCap Growth Fund I		667			79			—
LargeCap S&P 500 Index Fund		4,199			24			—
LargeCap Value Fund		3,359			—			—
LargeCap Value Fund I		6,828			124			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		1,159			—			—
Preferred Securities Fund		4,557			1			496
Real Estate Securities Fund		1,658			(75)			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund II		415			96			—
	$ 73,282		$ 1,277			$ 19,359
All dollar amounts are shown in thousands (000's)

See accompanying notes.

34

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.08%
Bond & Mortgage Securities Fund (a)	6,272,749 $	66,366
Bond Market Index Fund (a)	2,424,603	25,507
Core Plus Bond Fund I (a)	5,769,491	63,811
Diversified Real Asset Fund (a)	3,551,708	43,970
Global Real Estate Securities Fund (a)	1,403,933	11,175
High Yield Fund I (a)	13,170,520	149,090
International Emerging Markets Fund (a)	4,698,461	133,013
International Equity Index Fund (a)	6,370,198	73,002
International Fund I (a)	10,054,859	126,691
International Growth Fund (a)	17,706,734	172,464
International Value Fund I (a)	15,810,871	188,782
LargeCap Growth Fund (a),(b)	21,336,384	184,773
LargeCap Growth Fund I (a)	38,448,834	388,718
LargeCap S&P 500 Index Fund (a)	25,862,494	247,763
LargeCap Value Fund (a)	17,824,191	184,837
LargeCap Value Fund I (a)	30,644,083	353,326
MidCap Growth Fund III (a),(b)	6,135,400	73,563
MidCap Value Fund I (a)	4,857,536	69,463
Preferred Securities Fund (a)	7,156,976	73,073
Real Estate Securities Fund (a)	5,230,866	94,626
SmallCap Growth Fund I (a),(b)	7,818,083	98,039
SmallCap Value Fund II (a)	6,930,926	73,676
	$ 2,895,728
TOTAL INVESTMENT COMPANIES	$ 2,895,728
Total Investments	$ 2,895,728
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (2,456)
TOTAL NET ASSETS - 100.00%	$ 2,893,272

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 451,364
Unrealized Depreciation	(126,465)
Net Unrealized Appreciation (Depreciation)	$ 324,899
Cost for federal income tax purposes	$ 2,570,829
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61 .13%
International Equity Funds	24 .37%
Fixed Income Funds	13 .06%
Specialty Funds	1 .52%
Liabilities in Excess of Other Assets, Net	(0 .08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

35

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,132,472	$ 65,374	544,763	$ 5,687	404,486	$ 4,207	6,272,749	$ 66,849
Bond Market Index Fund	2,374,213	24,219	192,280	2,002	141,890	1,478	2,424,603	24,743
Core Plus Bond Fund I	5,467,233	57,540	675,158	7,393	372,900	4,081	5,769,491	60,852
Diversified Real Asset Fund	3,531,024	36,278	260,056	3,011	239,372	2,761	3,551,708	36,591
Global Real Estate Securities Fund	—	—	1,403,933	10,471	—	—	1,403,933	10,471
High Yield Fund I	11,867,139	116,855	1,999,958	21,857	696,577	7,679	13,170,520	131,047
International Emerging Markets Fund	4,664,940	108,987	294,451	7,789	260,930	6,969	4,698,461	109,807
International Equity Index Fund	6,255,662	58,793	603,671	6,427	489,135	5,202	6,370,198	60,061
International Fund I	9,537,153	125,293	1,080,780	12,618	563,074	6,583	10,054,859	131,353
International Growth Fund	18,331,433	224,857	576,497	5,258	1,201,196	10,844	17,706,734	219,753
International Value Fund I	14,165,380	127,712	2,687,431	29,264	1,041,940	11,464	15,810,871	145,525
LargeCap Growth Fund	21,326,184	153,035	1,179,021	9,747	1,168,821	9,618	21,336,384	153,159
LargeCap Growth Fund I	38,695,735	301,509	1,890,218	17,868	2,137,119	20,119	38,448,834	299,320
LargeCap S&P 500 Index Fund	25,768,546	229,227	1,752,472	15,685	1,658,524	14,870	25,862,494	230,038
LargeCap Value Fund	17,586,869	168,469	1,250,893	11,937	1,013,571	9,618	17,824,191	170,782
LargeCap Value Fund I	30,214,893	317,454	2,205,362	23,767	1,776,172	19,092	30,644,083	322,207
MidCap Growth Fund III	6,136,281	53,350	310,553	3,398	311,434	3,356	6,135,400	53,391
MidCap Value Fund I	4,801,011	55,476	310,792	4,124	254,267	3,355	4,857,536	56,248
Preferred Securities Fund	6,894,258	68,855	747,165	7,477	484,447	4,818	7,156,976	71,511
Real Estate Securities Fund	5,598,947	90,021	51,521	840	419,602	6,783	5,230,866	84,045
SmallCap Growth Fund I	7,899,367	76,683	305,500	3,398	386,784	4,316	7,818,083	75,770
SmallCap Value Fund II	6,901,454	54,640	374,170	3,674	344,698	3,355	6,930,926	55,016

		$ 2,514,627		$ 213,692		$ 160,568		$ 2,568,539

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,482		$ (5)			$ —
Bond Market Index Fund		492			—			4
Core Plus Bond Fund I		2,500			—			741
Diversified Real Asset Fund		197			63			6
Global Real Estate Securities Fund		47			—			2
High Yield Fund I		10,237			14			1,771
International Emerging Markets Fund		728			—			—
International Equity Index Fund		1,133			43			23
International Fund I		1,609			25			—
International Growth Fund		2,367			482			—
International Value Fund I		4,452			13			8,797
LargeCap Growth Fund		—			(5)			—
LargeCap Growth Fund I		430			62			—
LargeCap S&P 500 Index Fund		3,028			(4)			—
LargeCap Value Fund		2,190			(6)			—
LargeCap Value Fund I		4,414			78			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		726			3			—
Preferred Securities Fund		2,331			(3)			255
Real Estate Securities Fund		720			(33)			—
SmallCap Growth Fund I		—			5			—
SmallCap Value Fund II		275			57			—
	$ 39,358		$ 788			$ 11,599
All dollar amounts are shown in thousands (000's)

See accompanying notes.

36

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.07%
Bond & Mortgage Securities Fund (a)	993,947 $	10,516
Bond Market Index Fund (a)	237,939	2,503
Core Plus Bond Fund I (a)	926,438	10,246
Diversified Real Asset Fund (a)	1,161,900	14,384
Global Real Estate Securities Fund (a)	790,298	6,291
High Yield Fund I (a)	5,060,956	57,290
International Emerging Markets Fund (a)	2,007,661	56,837
International Equity Index Fund (a)	2,682,180	30,738
International Fund I (a)	4,550,306	57,334
International Growth Fund (a)	8,182,440	79,697
International Value Fund I (a)	7,518,373	89,769
LargeCap Growth Fund (a),(b)	9,942,647	86,103
LargeCap Growth Fund I (a)	16,997,220	171,842
LargeCap S&P 500 Index Fund (a)	10,661,910	102,141
LargeCap Value Fund (a)	8,063,929	83,623
LargeCap Value Fund I (a)	13,326,004	153,649
MidCap Growth Fund III (a),(b)	2,793,576	33,495
MidCap Value Fund I (a)	2,127,242	30,420
Preferred Securities Fund (a)	2,630,634	26,859
Real Estate Securities Fund (a)	2,486,608	44,983
SmallCap Growth Fund I (a),(b)	3,349,999	42,009
SmallCap Value Fund II (a)	2,931,842	31,165
	$ 1,221,894
TOTAL INVESTMENT COMPANIES	$ 1,221,894
Total Investments	$ 1,221,894
Liabilities in Excess of Other Assets, Net - (0.07)%	$ (874)
TOTAL NET ASSETS - 100.00%	$ 1,221,020

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 201,853
Unrealized Depreciation	(54,665)
Net Unrealized Appreciation (Depreciation)	$ 147,188
Cost for federal income tax purposes	$ 1,074,706
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63 .82%
International Equity Funds	26 .27%
Fixed Income Funds	8 .80%
Specialty Funds	1 .18%
Liabilities in Excess of Other Assets, Net	(0 .07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

37

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	979,381	$ 10,475	108,572	$ 1,133	94,006	$ 978	993,947	$ 10,631
Bond Market Index Fund	236,706	2,400	32,292	336	31,059	324	237,939	2,412
Core Plus Bond Fund I	888,294	9,181	124,842	1,368	86,698	949	926,438	9,599
Diversified Real Asset Fund	1,157,290	11,754	106,876	1,240	102,266	1,186	1,161,900	11,825
Global Real Estate Securities Fund	—	—	790,298	5,903	—	—	790,298	5,903
High Yield Fund I	4,947,900	50,638	703,064	7,654	590,008	6,587	5,060,956	51,797
International Emerging Markets Fund	1,971,482	46,535	186,916	4,954	150,737	4,052	2,007,661	47,439
International Equity Index Fund	2,464,804	23,198	381,439	4,084	164,063	1,725	2,682,180	25,564
International Fund I	4,219,895	53,387	654,143	7,665	323,732	3,805	4,550,306	57,251
International Growth Fund	8,440,801	100,958	356,732	3,258	615,093	5,561	8,182,440	98,788
International Value Fund I	6,515,688	58,009	1,507,996	16,534	505,311	5,562	7,518,373	68,983
LargeCap Growth Fund	9,992,413	70,513	662,219	5,491	711,985	5,870	9,942,647	70,132
LargeCap Growth Fund I	17,165,140	134,094	1,174,557	11,172	1,342,477	12,695	16,997,220	132,583
LargeCap S&P 500 Index Fund	10,579,486	93,879	934,533	8,389	852,109	7,625	10,661,910	94,662
LargeCap Value Fund	8,000,909	75,633	677,416	6,483	614,396	5,870	8,063,929	76,248
LargeCap Value Fund I	13,225,176	138,336	1,194,188	12,905	1,093,360	11,795	13,326,004	139,450
MidCap Growth Fund III	2,915,734	24,544	136,013	1,470	258,171	2,854	2,793,576	23,167
MidCap Value Fund I	2,203,622	25,035	136,765	1,802	213,145	2,855	2,127,242	23,987
Preferred Securities Fund	2,346,997	24,143	398,050	3,990	114,413	1,131	2,630,634	27,001
Real Estate Securities Fund	2,555,978	41,489	21,575	352	90,945	1,455	2,486,608	40,374
SmallCap Growth Fund I	3,470,774	33,854	131,380	1,437	252,155	2,855	3,349,999	32,449
SmallCap Value Fund II	3,059,769	24,330	160,326	1,558	288,253	2,854	2,931,842	23,154

		$ 1,052,385		$ 109,178		$ 88,588		$ 1,073,399

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 237		$ 1			$ —
Bond Market Index Fund		49			—			—
Core Plus Bond Fund I		406			(1)			121
Diversified Real Asset Fund		65			17			2
Global Real Estate Securities Fund		27			—			1
High Yield Fund I		4,242			92			738
International Emerging Markets Fund		308			2			—
International Equity Index Fund		448			7			9
International Fund I		717			4			—
International Growth Fund		1,084			133			—
International Value Fund I		2,061			2			4,079
LargeCap Growth Fund		—			(2)			—
LargeCap Growth Fund I		190			12			—
LargeCap S&P 500 Index Fund		1,237			19			—
LargeCap Value Fund		992			2			—
LargeCap Value Fund I		1,922			4			—
MidCap Growth Fund III		—			7			—
MidCap Value Fund I		332			5			—
Preferred Securities Fund		818			(1)			88
Real Estate Securities Fund		333			(12)			—
SmallCap Growth Fund I		—			13			—
SmallCap Value Fund II		122			120			—
	$ 15,590		$ 424			$ 5,038
All dollar amounts are shown in thousands (000's)

See accompanying notes.

38

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.83%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.83%
Bond & Mortgage Securities Fund (a)	10,174,510 $	107,646
Bond Market Index Fund (a)	2,938,208	30,910
Core Plus Bond Fund I (a)	9,455,201	104,575
Diversified Real Asset Fund (a)	2,732,569	33,829
Global Diversified Income Fund (a)	3,169,547	43,676
High Yield Fund I (a)	1,730,888	19,594
Inflation Protection Fund (a)	11,726,966	96,161
International Emerging Markets Fund (a)	113,210	3,205
International Equity Index Fund (a)	304,448	3,489
International Fund I (a)	654,597	8,248
International Growth Fund (a)	1,180,468	11,498
International Value Fund I (a)	1,010,144	12,061
LargeCap Growth Fund (a),(b)	1,350,706	11,697
LargeCap Growth Fund I (a)	2,166,021	21,898
LargeCap S&P 500 Index Fund (a)	1,823,076	17,465
LargeCap Value Fund (a)	936,755	9,714
LargeCap Value Fund I (a)	1,572,064	18,126
MidCap Growth Fund III (a),(b)	405,644	4,864
MidCap Value Fund I (a)	328,202	4,693
Preferred Securities Fund (a)	1,727,684	17,640
Short-Term Income Fund (a)	7,054,685	85,221
SmallCap Growth Fund I (a),(b)	534,030	6,697
SmallCap Value Fund II (a)	551,506	5,862
	$ 678,769
TOTAL INVESTMENT COMPANIES	$ 678,769
Total Investments	$ 678,769
Other Assets in Excess of Liabilities, Net - 0.17%	$ 1,122
TOTAL NET ASSETS - 100.00%	$ 679,891

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,206
Unrealized Depreciation	(20,987)
Net Unrealized Appreciation (Depreciation)	$ 29,219
Cost for federal income tax purposes	$ 649,550
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67 .91%
Domestic Equity Funds	14 .87%
Specialty Funds	11 .40%
International Equity Funds	5 .65%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes.

39

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	11,210,815	$ 120,908	359,715	$ 3,759	1,396,020	$ 14,552	10,174,510 $	109,990
Bond Market Index Fund	3,017,691	30,859	241,130	2,504	320,613	3,353	2,938,208	30,010
Core Plus Bond Fund I	10,088,157	107,218	645,920	7,034	1,278,876	14,056	9,455,201	100,203
Diversified Real Asset Fund	2,842,271	29,669	170,548	1,979	280,250	3,225	2,732,569	28,498
Global Diversified Income Fund	3,182,389	33,424	276,580	3,696	289,422	3,870	3,169,547	33,259
High Yield Fund I	1,820,567	17,401	226,074	2,443	315,753	3,537	1,730,888	16,407
Inflation Protection Fund	10,273,587	94,195	1,453,379	11,638	—	—	11,726,966	105,833
International Emerging Markets Fund	120,562	2,817	10,902	291	18,254	484	113,210	2,624
International Equity Index Fund	313,668	3,015	24,163	256	33,383	355	304,448	2,920
International Fund I	648,036	8,299	45,242	527	38,681	451	654,597	8,378
International Growth Fund	1,237,422	14,922	28,869	262	85,823	774	1,180,468	14,428
International Value Fund I	943,862	8,680	135,962	1,464	69,680	773	1,010,144	9,371
LargeCap Growth Fund	1,402,360	9,494	65,742	546	117,396	967	1,350,706	9,073
LargeCap Growth Fund I	2,254,517	18,034	117,500	1,117	205,996	1,935	2,166,021	17,238
LargeCap S&P 500 Index Fund	1,862,646	17,604	105,225	942	144,795	1,290	1,823,076	17,288
LargeCap Value Fund	969,420	9,805	69,352	663	102,017	968	936,755	9,518
LargeCap Value Fund I	1,629,982	15,532	122,434	1,322	180,352	1,934	1,572,064	14,935
MidCap Growth Fund III	418,975	3,343	16,555	182	29,886	322	405,644	3,206
MidCap Value Fund I	335,256	3,404	17,416	232	24,470	322	328,202	3,316
Preferred Securities Fund	1,980,256	21,102	72,709	725	325,281	3,278	1,727,684	18,662
Real Estate Securities Fund	484,205	7,447	—	—	484,205	7,647	—	—
Short-Term Income Fund	6,079,622	72,711	975,063	11,753	—	—	7,054,685	84,464
SmallCap Growth Fund I	547,171	4,367	16,267	182	29,408	322	534,030	4,250
SmallCap Value Fund II	564,075	4,371	20,660	204	33,229	323	551,506	4,264

		$ 658,621		$ 53,721		$ 64,738	$ 648,135

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 2,550		$ (125)			$ —
Bond Market Index Fund		606			—			4
Core Plus Bond Fund I		4,412			7			1,333
Diversified Real Asset Fund		154			75			5
Global Diversified Income Fund		1,416			9			103
High Yield Fund I		1,538			100			267
Inflation Protection Fund		1,305			—			—
International Emerging Markets Fund		18			—			—
International Equity Index Fund		55			4			1
International Fund I		106			3			—
International Growth Fund		158			18			—
International Value Fund I		288			—			572
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		24			22			—
LargeCap S&P 500 Index Fund		214			32			—
LargeCap Value Fund		117			18			—
LargeCap Value Fund I		230			15			—
MidCap Growth Fund III		—			3			—
MidCap Value Fund I		49			2			—
Preferred Securities Fund		635			113			72
Real Estate Securities Fund		—			200			—
Short-Term Income Fund		1,159			—			—
SmallCap Growth Fund I		—			23			—
SmallCap Value Fund II		22			12			—
	$ 15,056		$ 531			$ 2,357
All dollar amounts are shown in thousands (000's)

See accompanying notes.

40

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.98%
Diversified International Fund (a)	30,702,868 $	336,810
Equity Income Fund (a)	37,337,897	705,686
Global Diversified Income Fund (a)	5,040,005	69,451
Global Real Estate Securities Fund (a)	2,264,889	18,029
Government & High Quality Bond Fund (a)	38,927,092	431,701
High Yield Fund (a)	13,917,493	113,567
Income Fund (a)	43,121,594	413,105
Inflation Protection Fund (a)	3,323,962	27,257
International Emerging Markets Fund (a)	3,565,572	100,941
LargeCap Blend Fund II (a)	8,690,876	90,038
LargeCap Growth Fund (a),(b)	23,516,487	203,653
LargeCap Growth Fund II (a)	10,341,283	92,761
LargeCap Value Fund (a)	8,472,299	87,858
LargeCap Value Fund III (a)	11,327,817	126,305
MidCap Blend Fund (a)	6,468,629	98,000
MidCap Growth Fund III (a),(b)	3,127,287	37,496
Preferred Securities Fund (a)	8,808,152	89,931
Principal Capital Appreciation Fund (a)	6,251,749	263,574
Real Estate Securities Fund (a)	839,090	15,179
Short-Term Income Fund (a)	4,095,386	49,472
SmallCap Growth Fund I (a),(b)	8,035,499	100,765
SmallCap Value Fund (a)	4,158,755	67,788
	$ 3,539,367
TOTAL INVESTMENT COMPANIES	$ 3,539,367
Total Investments	$ 3,539,367
Other Assets in Excess of Liabilities, Net - 0.02%	$ 807
TOTAL NET ASSETS - 100.00%	$ 3,540,174

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 447,515
Unrealized Depreciation	(6,974)
Net Unrealized Appreciation (Depreciation)	$ 440,541
Cost for federal income tax purposes	$ 3,098,826
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53 .37%
Fixed Income Funds	31 .78%
International Equity Funds	12 .87%
Specialty Funds	1 .96%
Other Assets in Excess of Liabilities, Net	0 .02%
TOTAL NET ASSETS	100.00%

See accompanying notes.

41

Schedule of Investments
SAM Balanced Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	13,376,527	$ 161,318	—	$ —	13,376,527	$ 161,200	—	$ —
Diversified International Fund	29,471,335	289,075	1,771,850	17,938	540,317	5,484	30,702,868	300,254
Equity Income Fund	31,334,087	496,061	7,742,300	131,947	1,738,490	31,182	37,337,897	594,376
Global Diversified Income Fund	—	—	5,152,806	68,499	112,801	1,520	5,040,005	66,973
Global Real Estate Securities Fund	—	—	2,264,889	16,607	—	—	2,264,889	16,607
Government & High Quality Bond	36,437,335	385,064	3,172,313	35,385	682,556	7,581	38,927,092	413,145
Fund
High Yield Fund	18,263,114	133,814	1,191,794	9,548	5,537,415	45,166	13,917,493	100,027
Income Fund	38,227,933	341,470	5,404,721	51,721	511,060	4,872	43,121,594	388,230
Inflation Protection Fund	—	—	3,323,962	26,985	—	—	3,323,962	26,985
International Emerging Markets Fund	3,109,359	69,886	512,967	13,546	56,754	1,546	3,565,572	81,903
LargeCap Blend Fund II	—	—	8,847,556	83,008	156,680	1,542	8,690,876	81,504
LargeCap Growth Fund	24,015,177	129,990	271,559	2,206	770,249	6,313	23,516,487	127,094
LargeCap Growth Fund II	23,290,408	169,371	263,832	2,218	13,212,957	106,642	10,341,283	61,614
LargeCap Value Fund	—	—	8,472,299	85,500	—	—	8,472,299	85,500
LargeCap Value Fund III	26,937,564	255,822	558,006	5,754	16,167,753	167,220	11,327,817	97,436
MidCap Blend Fund	6,229,052	53,529	422,034	5,665	182,457	2,487	6,468,629	56,944
MidCap Growth Fund III	—	—	3,155,406	32,581	28,119	308	3,127,287	32,273
Money Market Fund	7,639	8	—	—	7,639	8	—	—
Preferred Securities Fund	12,585,559	105,752	473,684	4,720	4,251,091	42,589	8,808,152	69,979
Principal Capital Appreciation Fund	4,243,041	125,990	2,118,222	81,608	109,514	4,332	6,251,749	203,296
Real Estate Securities Fund	4,343,431	60,327	60,042	983	3,564,383	56,680	839,090	8,859
Short-Term Income Fund	3,805,517	43,716	289,869	3,496	—	—	4,095,386	47,212
SmallCap Growth Fund	8,000,223	38,675	—	—	8,000,223	62,996	—	—
SmallCap Growth Fund I	—	—	8,101,389	82,949	65,890	728	8,035,499	82,222
SmallCap Value Fund	4,205,694	64,971	55,696	865	102,635	1,546	4,158,755	64,050

		$ 2,924,839		$ 763,729		$ 711,942		$ 3,006,483

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (118)			$ —
Diversified International Fund		4,383			(1,275)			—
Equity Income Fund		9,994			(2,450)			—
Global Diversified Income Fund		2,065			(6)			131
Global Real Estate Securities Fund		199			—			19
Government & High Quality Bond Fund		9,229			277			—
High Yield Fund		5,265			1,831			1,621
Income Fund		11,450			(89)			—
Inflation Protection Fund		361			—			—
International Emerging Markets Fund		550			17			—
LargeCap Blend Fund II		672			38			—
LargeCap Growth Fund		—			1,211			—
LargeCap Growth Fund II		730			(3,333)			410
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		2,808			3,080			—
MidCap Blend Fund		1,277			237			2,972
MidCap Growth Fund III		—			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,980			2,096			343
Principal Capital Appreciation Fund		3,781			30			6,456
Real Estate Securities Fund		106			4,229			—
Short-Term Income Fund		696			—			—
SmallCap Growth Fund		—			24,321			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund		568			(240)			—
	$ 57,114		$ 29,857			$ 11,952
All dollar amounts are shown in thousands (000's)

See accompanying notes.

42

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.86%
Diversified International Fund (a)	5,447,587 $	59,760
Equity Income Fund (a)	5,580,025	105,463
Global Diversified Income Fund (a)	1,985,940	27,366
Global Real Estate Securities Fund (a)	468,777	3,732
Government & High Quality Bond Fund (a)	15,819,992	175,444
High Yield Fund (a)	4,761,937	38,857
Income Fund (a)	17,596,146	168,571
Inflation Protection Fund (a)	1,293,146	10,604
International Emerging Markets Fund (a)	603,963	17,098
LargeCap Blend Fund II (a)	2,346,462	24,309
LargeCap Growth Fund (a),(b)	4,445,470	38,498
LargeCap Growth Fund II (a)	1,319,142	11,833
LargeCap Value Fund (a)	2,130,451	22,093
LargeCap Value Fund III (a)	2,206,389	24,601
MidCap Blend Fund (a)	1,066,184	16,153
MidCap Growth Fund III (a),(b)	956,379	11,467
Preferred Securities Fund (a)	3,413,819	34,855
Principal Capital Appreciation Fund (a)	1,394,809	58,805
Real Estate Securities Fund (a)	153,567	2,778
Short-Term Income Fund (a)	3,816,093	46,098
SmallCap Growth Fund I (a),(b)	895,042	11,224
SmallCap Value Fund (a)	778,545	12,690
	$ 922,299
TOTAL INVESTMENT COMPANIES	$ 922,299
Total Investments	$ 922,299
Other Assets in Excess of Liabilities, Net - 0.14%	$ 1,260
TOTAL NET ASSETS - 100.00%	$ 923,559

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 92,855
Unrealized Depreciation	(1,030)
Net Unrealized Appreciation (Depreciation)	$ 91,825
Cost for federal income tax purposes	$ 830,474
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51 .37%
Domestic Equity Funds	36 .81%
International Equity Funds	8 .72%
Specialty Funds	2 .96%
Other Assets in Excess of Liabilities, Net	0 .14%
TOTAL NET ASSETS	100.00%

See accompanying notes.

43

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	2,545,676	$ 29,554	—	$ —	2,545,676	$ 30,691	— $	—
Diversified International Fund	5,057,990	47,552	478,069	4,845	88,472	909	5,447,587	51,228
Equity Income Fund	5,044,965	79,937	757,402	12,938	222,342	4,009	5,580,025	88,462
Global Diversified Income Fund	—	—	1,993,667	26,605	7,727	106	1,985,940	26,499
Global Real Estate Securities Fund	—	—	468,777	3,435	—	—	468,777	3,435
Government & High Quality Bond	15,483,759	165,707	1,560,042	17,284	1,223,809	13,727	15,819,992	169,349
Fund
High Yield Fund	6,483,072	48,247	509,993	4,090	2,231,128	18,207	4,761,937	34,374
Income Fund	15,624,829	141,814	2,193,717	20,906	222,400	2,112	17,596,146	160,560
Inflation Protection Fund	—	—	1,303,935	10,580	10,789	86	1,293,146	10,491
International Emerging Markets Fund	587,746	11,592	25,985	686	9,768	266	603,963	12,017
LargeCap Blend Fund II	—	—	2,391,994	22,464	45,532	450	2,346,462	22,026
LargeCap Growth Fund	4,558,838	25,406	43,391	350	156,759	1,300	4,445,470	24,626
LargeCap Growth Fund II	4,348,369	29,736	237,483	2,032	3,266,710	26,359	1,319,142	7,877
LargeCap Value Fund	—	—	2,130,451	21,500	—	—	2,130,451	21,500
LargeCap Value Fund III	4,403,748	41,443	228,342	2,362	2,425,701	25,907	2,206,389	19,170
MidCap Blend Fund	1,024,247	10,342	67,991	918	26,054	357	1,066,184	10,914
MidCap Growth Fund III	—	—	962,698	9,798	6,319	69	956,379	9,731
Money Market Fund	8,447	8	—	—	8,447	8	—	—
Preferred Securities Fund	3,115,324	25,725	342,328	3,415	43,833	439	3,413,819	28,698
Principal Capital Appreciation Fund	991,380	30,745	432,100	16,688	28,671	1,152	1,394,809	46,287
Real Estate Securities Fund	380,011	3,678	4,832	77	231,276	3,719	153,567	1,352
Short-Term Income Fund	3,424,975	39,880	434,835	5,242	43,717	527	3,816,093	44,591
SmallCap Growth Fund	1,385,718	6,960	—	—	1,385,718	10,906	—	—
SmallCap Growth Fund I	—	—	902,779	9,180	7,737	85	895,042	9,102
SmallCap Value Fund	747,673	10,212	44,420	684	13,548	207	778,545	10,661

		$ 748,538		$ 196,079		$ 141,598	$ 812,950

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 1,137			$ —
Diversified International Fund		777			(260)			—
Equity Income Fund		1,491			(404)			—
Global Diversified Income Fund		849			—			62
Global Real Estate Securities Fund		41			—			4
Government & High Quality Bond Fund		3,681			85			—
High Yield Fund		1,784			244			542
Income Fund		4,573			(48)			—
Inflation Protection Fund		127			(3)			—
International Emerging Markets Fund		91			5			—
LargeCap Blend Fund II		172			12			—
LargeCap Growth Fund		—			170			—
LargeCap Growth Fund II		79			2,468			44
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		600			1,272			—
MidCap Blend Fund		212			11			492
MidCap Growth Fund III		—			2			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,092			(3)			116
Principal Capital Appreciation Fund		832			6			1,421
Real Estate Securities Fund		20			1,316			—
Short-Term Income Fund		633			(4)			—
SmallCap Growth Fund		—			3,946			—
SmallCap Growth Fund I		—			7			—
SmallCap Value Fund		103			(28)			—
	$ 17,157		$ 9,931			$ 2,681
All dollar amounts are shown in thousands (000's)

See accompanying notes.

44

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.10%
Diversified International Fund (a)	28,409,297 $	311,650
Diversified Real Asset Fund (a)	4,268,836	52,848
Equity Income Fund (a)	30,348,914	573,594
Global Real Estate Securities Fund (a)	3,256,465	25,921
Government & High Quality Bond Fund (a)	11,614,054	128,800
High Yield Fund (a)	6,467,756	52,777
Income Fund (a)	12,260,966	117,460
Inflation Protection Fund (a)	3,128	26
International Emerging Markets Fund (a)	2,860,794	80,989
LargeCap Blend Fund II (a)	7,298,681	75,614
LargeCap Growth Fund (a),(b)	17,530,755	151,816
LargeCap Growth Fund II (a)	9,838,380	88,250
LargeCap Value Fund (a)	10,949,443	113,546
LargeCap Value Fund III (a)	13,421,469	149,649
MidCap Blend Fund (a)	7,527,165	114,037
MidCap Growth Fund III (a),(b)	3,385,383	40,591
Money Market Fund (a)	344,137	344
Preferred Securities Fund (a)	2,380,559	24,306
Principal Capital Appreciation Fund (a)	5,793,270	244,244
Real Estate Securities Fund (a)	600,077	10,855
Short-Term Income Fund (a)	1,180,602	14,262
SmallCap Growth Fund I (a),(b)	8,735,692	109,546
SmallCap Value Fund (a)	3,533,495	57,596
	$ 2,538,721
TOTAL INVESTMENT COMPANIES	$ 2,538,721
Total Investments	$ 2,538,721
Liabilities in Excess of Other Assets, Net - (0.10)%	$ (2,518)
TOTAL NET ASSETS - 100.00%	$ 2,536,203

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 361,653
Unrealized Depreciation	(9,485)
Net Unrealized Appreciation (Depreciation)	$ 352,168
Cost for federal income tax purposes	$ 2,186,553
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68 .20%
International Equity Funds	16 .50%
Fixed Income Funds	13 .32%
Specialty Funds	2 .08%
Liabilities in Excess of Other Assets, Net	(0 .10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

45

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	12,004,481	$ 147,511	4,525	$ 53	12,009,006	$ 144,771	—	$ —
Diversified International Fund	26,018,362	269,341	3,184,140	31,635	793,205	8,045	28,409,297	290,890
Diversified Real Asset Fund	—	—	4,332,627	48,288	63,791	765	4,268,836	47,551
Equity Income Fund	28,046,699	445,612	4,128,836	70,626	1,826,621	32,676	30,348,914	481,227
Global Real Estate Securities Fund	—	—	3,256,465	23,879	—	—	3,256,465	23,879
Government & High Quality Bond	11,451,326	120,285	564,675	6,264	401,947	4,447	11,614,054	122,075
Fund
High Yield Fund	8,320,991	59,899	575,859	4,610	2,429,094	19,798	6,467,756	45,838
Income Fund	11,136,944	98,474	1,487,983	14,266	363,961	3,459	12,260,966	109,205
Inflation Protection Fund	—	—	3,128	25	—	—	3,128	25
International Emerging Markets Fund	2,879,813	71,702	63,698	1,697	82,717	2,219	2,860,794	71,189
LargeCap Blend Fund II	—	—	7,605,435	71,054	306,754	3,026	7,298,681	68,116
LargeCap Growth Fund	20,089,492	112,839	54,633	445	2,613,370	20,953	17,530,755	96,954
LargeCap Growth Fund II	19,044,671	137,031	186,754	1,555	9,393,045	75,865	9,838,380	63,509
LargeCap Value Fund	—	—	10,949,443	110,500	—	—	10,949,443	110,500
LargeCap Value Fund III	29,250,558	284,285	584,019	5,954	16,413,108	171,982	13,421,469	122,807
MidCap Blend Fund	7,339,768	64,061	455,811	6,078	268,414	3,665	7,527,165	66,693
MidCap Growth Fund III	—	—	3,472,632	34,616	87,249	957	3,385,383	33,741
Money Market Fund	191,086	191	153,051	153	—	—	344,137	344
Preferred Securities Fund	3,794,404	31,943	127,743	1,272	1,541,588	15,439	2,380,559	18,737
Principal Capital Appreciation Fund	4,332,975	131,555	1,643,765	63,942	183,470	7,306	5,793,270	188,302
Real Estate Securities Fund	3,574,967	52,136	4,847	79	2,979,737	47,300	600,077	7,375
Short-Term Income Fund	1,139,247	13,186	41,355	499	—	—	1,180,602	13,685
SmallCap Growth Fund	6,828,563	33,246	—	—	6,828,563	54,512	—	—
SmallCap Growth Fund I	—	—	8,794,693	90,671	59,001	641	8,735,692	90,030
SmallCap Value Fund	3,670,163	59,684	34,627	532	171,295	2,590	3,533,495	57,234

		$ 2,132,981		$ 588,693		$ 620,416		$ 2,129,906

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (2,793)			$ —
Diversified International Fund		4,097			(2,041)			—
Diversified Real Asset Fund		230			28			6
Equity Income Fund		8,162			(2,335)			—
Global Real Estate Securities Fund		285			—			27
Government & High Quality Bond Fund		2,811			(27)			—
High Yield Fund		2,517			1,127			783
Income Fund		3,335			(76)			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		444			9			—
LargeCap Blend Fund II		582			88			—
LargeCap Growth Fund		—			4,623			—
LargeCap Growth Fund II		705			788			398
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		3,513			4,550			—
MidCap Blend Fund		1,508			219			3,515
MidCap Growth Fund III		—			82			—
Money Market Fund		—			—			—
Preferred Securities Fund		825			961			97
Principal Capital Appreciation Fund		3,369			111			5,770
Real Estate Securities Fund		79			2,460			—
Short-Term Income Fund		205			—			—
SmallCap Growth Fund		—			21,266			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		492			(392)			—
	$ 33,159		$ 28,648			$ 10,596
All dollar amounts are shown in thousands (000's)

See accompanying notes.

46

		Schedule of Investments
	SAM Flexible Income Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.76%
Diversified International Fund (a)	3,040,810 $	33,357
Equity Income Fund (a)	5,173,695	97,783
Global Diversified Income Fund (a)	4,698,485	64,745
Global Real Estate Securities Fund (a)	1,391,961	11,080
Government & High Quality Bond Fund (a)	22,481,326	249,318
High Yield Fund (a)	7,094,451	57,891
Income Fund (a)	26,349,572	252,429
International Emerging Markets Fund (a)	388,032	10,985
LargeCap Blend Fund II (a)	1,802,483	18,674
LargeCap Growth Fund (a),(b)	1,389,119	12,030
LargeCap Growth Fund II (a)	1,239,007	11,114
LargeCap Value Fund (a)	1,684,590	17,469
LargeCap Value Fund III (a)	2,020,091	22,524
MidCap Blend Fund (a)	1,139,051	17,256
Preferred Securities Fund (a)	6,657,773	67,976
Principal Capital Appreciation Fund (a)	497,030	20,955
Real Estate Securities Fund (a)	982,820	17,779
Short-Term Income Fund (a)	7,221,591	87,237
SmallCap Growth Fund I (a),(b)	319,127	4,002
SmallCap Value Fund (a)	403,299	6,574
	$ 1,081,178
TOTAL INVESTMENT COMPANIES	$ 1,081,178
Total Investments	$ 1,081,178
Other Assets in Excess of Liabilities, Net - 0.24%	$ 2,606
TOTAL NET ASSETS - 100.00%	$ 1,083,784

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 93,648
Unrealized Depreciation	(2,342)
Net Unrealized Appreciation (Depreciation)	$ 91,306
Cost for federal income tax purposes	$ 989,872
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65 .96%
Domestic Equity Funds	22 .71%
Specialty Funds	5 .98%
International Equity Funds	5 .11%
Other Assets in Excess of Liabilities, Net	0 .24%
TOTAL NET ASSETS	100.00%

See accompanying notes.

47

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,899,634	$ 19,862	—	$ —	1,899,634	$ 22,912	— $	—
Diversified International Fund	3,978,901	44,164	131,946	1,361	1,070,037	10,739	3,040,810	28,576
Equity Income Fund	4,043,722	60,130	1,258,228	21,398	128,255	2,286	5,173,695	79,242
Global Diversified Income Fund	—	—	4,753,919	63,466	55,434	742	4,698,485	62,716
Global Real Estate Securities Fund	—	—	1,402,554	10,133	10,593	78	1,391,961	10,054
Government & High Quality Bond	21,026,091	224,454	2,411,793	26,673	956,558	10,721	22,481,326	240,814
Fund
High Yield Fund	9,447,743	67,855	779,938	6,266	3,133,230	25,568	7,094,451	49,631
Income Fund	22,444,813	201,892	4,166,154	39,706	261,395	2,480	26,349,572	239,060
International Emerging Markets Fund	375,974	9,129	15,312	403	3,254	86	388,032	9,417
LargeCap Blend Fund II	—	—	1,821,315	17,197	18,832	184	1,802,483	17,017
LargeCap Growth Fund	2,879,800	14,829	86,659	735	1,577,340	12,486	1,389,119	6,859
LargeCap Growth Fund II	2,711,017	17,990	16,692	138	1,488,702	11,963	1,239,007	6,941
LargeCap Value Fund	—	—	1,684,590	17,000	—	—	1,684,590	17,000
LargeCap Value Fund III	5,214,852	47,459	141,892	1,467	3,336,653	34,544	2,020,091	16,040
MidCap Blend Fund	1,113,186	9,857	57,274	762	31,409	434	1,139,051	10,210
Money Market Fund	9,787	10	—	—	9,787	10	—	—
Preferred Securities Fund	6,143,774	49,403	648,926	6,470	134,927	1,355	6,657,773	54,511
Principal Capital Appreciation Fund	270,053	6,828	230,338	9,124	3,361	130	497,030	15,821
Real Estate Securities Fund	714,613	9,204	282,132	4,526	13,925	233	982,820	13,499
Short-Term Income Fund	6,735,762	78,381	999,192	12,043	513,363	6,225	7,221,591	84,370
SmallCap Growth Fund	940,455	4,295	—	—	940,455	7,405	—	—
SmallCap Growth Fund I	—	—	319,127	3,264	—	—	319,127	3,264
SmallCap Value Fund	548,198	7,781	3,612	55	148,511	2,157	403,299	5,290

		$ 873,523		$ 242,187		$ 152,738	$ 970,332

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 3,050			$ —
Diversified International Fund		430			(6,210)			—
Equity Income Fund		1,370			—			—
Global Diversified Income Fund		1,997			(8)			139
Global Real Estate Securities Fund		120			(1)			12
Government & High Quality Bond Fund		5,153			408			—
High Yield Fund		2,638			1,078			805
Income Fund		6,721			(58)			—
International Emerging Markets Fund		58			(29)			—
LargeCap Blend Fund II		119			4			—
LargeCap Growth Fund		—			3,781			—
LargeCap Growth Fund II		89			776			50
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		521			1,658			—
MidCap Blend Fund		229			25			533
Money Market Fund		—			—			—
Preferred Securities Fund		2,143			(7)			227
Principal Capital Appreciation Fund		214			(1)			365
Real Estate Securities Fund		131			2			—
Short-Term Income Fund		1,177			171			—
SmallCap Growth Fund		—			3,110			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		55			(389)			—
	$ 23,165		$ 7,360			$ 2,131
All dollar amounts are shown in thousands (000's)

See accompanying notes.

48

		Schedule of Investments
	SAM Strategic Growth Portfolio
		April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.14%
Diversified International Fund (a)	20,400,913 $	223,798
Equity Income Fund (a)	19,442,936	367,472
Global Real Estate Securities Fund (a)	4,158,165	33,099
Government & High Quality Bond Fund (a)	664,229	7,366
International Emerging Markets Fund (a)	2,693,861	76,263
LargeCap Blend Fund II (a)	7,830,689	81,126
LargeCap Growth Fund (a),(b)	14,795,315	128,127
LargeCap Growth Fund II (a)	7,315,846	65,623
LargeCap Value Fund (a)	5,945,334	61,653
LargeCap Value Fund III (a)	7,375,858	82,241
MidCap Blend Fund (a)	5,387,938	81,627
MidCap Growth Fund III (a),(b)	5,234,687	62,764
Principal Capital Appreciation Fund (a)	4,990,935	210,418
Real Estate Securities Fund (a)	677,345	12,253
SmallCap Growth Fund I (a),(b)	6,995,823	87,728
SmallCap Value Fund (a)	2,614,652	42,619
SmallCap Value Fund II (a)	1,633,863	17,368
	$ 1,641,545
TOTAL INVESTMENT COMPANIES	$ 1,641,545
Total Investments	$ 1,641,545
Liabilities in Excess of Other Assets, Net - (0.14)%	$ (2,295)
TOTAL NET ASSETS - 100.00%	$ 1,639,250

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 235,510
Unrealized Depreciation	(9,439)
Net Unrealized Appreciation (Depreciation)	$ 226,071
Cost for federal income tax purposes	$ 1,415,474
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79 .37%
International Equity Funds	20 .32%
Fixed Income Funds	0 .45%
Liabilities in Excess of Other Assets, Net	(0 .14)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

49

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	April 30, 2011 April 30, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	10,694,836	$ 139,798	2,348	$ 28	10,697,184	$ 128,956	—	$ —
Diversified International Fund	19,719,747	204,453	1,223,754	12,377	542,588	5,505	20,400,913	209,583
Equity Income Fund	18,693,092	305,244	1,773,997	30,615	1,024,153	18,350	19,442,936	315,293
Global Real Estate Securities Fund	—	—	4,307,638	31,040	149,473	1,126	4,158,165	29,922
Government & High Quality Bond	—	—	675,075	7,574	10,846	120	664,229	7,452
Fund
High Yield Fund	7,616,428	56,212	55,778	455	7,672,206	62,601	—	—
International Emerging Markets Fund	2,016,079	45,506	724,947	18,929	47,165	1,273	2,693,861	63,164
LargeCap Blend Fund II	—	—	8,087,380	74,419	256,691	2,534	7,830,689	71,962
LargeCap Growth Fund	13,669,369	79,029	1,471,979	11,645	346,033	2,861	14,795,315	87,900
LargeCap Growth Fund II	12,887,836	94,574	186,848	1,557	5,758,838	46,845	7,315,846	47,384
LargeCap Value Fund	—	—	5,945,334	60,000	—	—	5,945,334	60,000
LargeCap Value Fund III	21,187,285	201,366	310,862	3,171	14,122,289	145,179	7,375,858	61,817
MidCap Blend Fund	5,218,779	46,408	324,267	4,327	155,108	2,116	5,387,938	48,854
MidCap Growth Fund III	—	—	5,387,252	54,867	152,565	1,710	5,234,687	53,245
Money Market Fund	23,392	23	—	—	23,392	23	—	—
Principal Capital Appreciation Fund	3,128,190	96,315	2,070,634	80,137	207,889	8,395	4,990,935	168,276
Real Estate Securities Fund	2,567,452	37,695	24,840	399	1,914,947	30,348	677,345	8,482
Short-Term Income Fund	6,590	73	17	—	6,607	80	—	—
SmallCap Growth Fund	5,310,965	27,976	—	—	5,310,965	41,757	—	—
SmallCap Growth Fund I	—	—	7,109,182	73,374	113,359	1,254	6,995,823	72,142
SmallCap Value Fund	2,721,532	44,728	37,998	585	144,878	2,194	2,614,652	42,789
SmallCap Value Fund II	—	—	1,664,804	15,025	30,941	303	1,633,863	14,731

		$ 1,379,400		$ 480,524		$ 503,530		$ 1,362,996

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (10,870)			$ —
Diversified International Fund		2,939			(1,742)			—
Equity Income Fund		5,209			(2,216)			—
Global Real Estate Securities Fund		337			8			25
Government & High Quality Bond Fund		142			(2)			—
High Yield Fund		202			5,934			—
International Emerging Markets Fund		417			2			—
LargeCap Blend Fund II		618			77			—
LargeCap Growth Fund		—			87			—
LargeCap Growth Fund II		518			(1,902)			350
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		1,911			2,459			—
MidCap Blend Fund		1,066			235			2,487
MidCap Growth Fund III		—			88			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		3,066			219			4,738
Real Estate Securities Fund		91			736			—
Short-Term Income Fund		—			7			—
SmallCap Growth Fund		—			13,781			—
SmallCap Growth Fund I		—			22			—
SmallCap Value Fund		361			(330)			—
SmallCap Value Fund II		65			9			—
	$ 16,942		$ 6,602			$ 7,600
All dollar amounts are shown in thousands (000's)

See accompanying notes.

50

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2011(c)	$11 .19	$0 .19	$0 .85	$1 .04	($0 .25)	$–	($0 .25)	$11.98	9 .42%(d)
2010	9.90	0.25	1 .33	1 .58	( 0 .29)	–	(0.29)	11 .19	16 .25
2009	9.24	0.25	1 .02	1 .27	( 0 .31)	( 0 .30)	(0.61)	9 .90	15 .03
2008	14.23	0.43	( 4 .75)	( 4 .32)	( 0 .44)	( 0 .23)	(0.67)	9 .24	(31 .75)
2007	13.28	0.37	1 .00	1 .37	( 0 .35)	( 0 .07)	(0.42)	14 .23	10 .62
2006	12.11	0.32	1 .08	1 .40	( 0 .15)	( 0 .08)	(0.23)	13 .28	11 .78
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2011(c)	11.52	0.19	1 .13	1 .32	( 0 .22)	–	(0.22)	12 .62	11 .62 (d)
2010	10.09	0.22	1 .47	1 .69	( 0 .26)	–	(0.26)	11 .52	16 .97
2009	9.35	0.23	1 .12	1 .35	( 0 .25)	( 0 .36)	(0.61)	10 .09	15 .75
2008	15.16	0.37	( 5 .49)	( 5 .12)	( 0 .40)	( 0 .29)	(0.69)	9 .35	(35 .25)
2007	13.75	0.31	1 .54	1 .85	( 0 .35)	( 0 .09)	(0.44)	15 .16	13 .75
2006	12.28	0.25	1 .48	1 .73	( 0 .16)	( 0 .10)	(0.26)	13 .75	14 .34
Class B shares
2011(c)	11.51	0.15	1 .13	1 .28	( 0 .13)	–	(0.13)	12 .66	11 .19 (d)
2010	10.08	0.15	1 .47	1 .62	( 0 .19)	–	(0.19)	11 .51	16 .21
2009	9.33	0.17	1 .10	1 .27	( 0 .16)	( 0 .36)	(0.52)	10 .08	14 .74
2008	15.12	0.32	( 5 .52)	( 5 .20)	( 0 .30)	( 0 .29)	(0.59)	9 .33	(35 .71)
2007	13.72	0.21	1 .52	1 .73	( 0 .24)	( 0 .09)	(0.33)	15 .12	12 .80
2006	12.24	0.14	1 .50	1 .64	( 0 .06)	( 0 .10)	(0.16)	13 .72	13 .57
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2011(c)	11.30	0.16	1 .30	1 .46	( 0 .19)	–	(0.19)	12 .57	13 .03 (d)
2010	9.80	0.19	1 .53	1 .72	( 0 .22)	–	(0.22)	11 .30	17 .79
2009	9.08	0.19	1 .09	1 .28	( 0 .20)	( 0 .36)	(0.56)	9 .80	15 .44
2008	15.30	0.36	( 5 .87)	( 5 .51)	( 0 .39)	( 0 .32)	(0.71)	9 .08	(37 .66)
2007	13.64	0.26	1 .81	2 .07	( 0 .31)	( 0 .10)	(0.41)	15 .30	15 .55
2006	12.07	0.18	1 .66	1 .84	( 0 .15)	( 0 .12)	(0.27)	13 .64	15 .46
Class B shares
2011(c)	11.32	0.12	1 .30	1 .42	( 0 .10)	–	(0.10)	12 .64	12 .61 (d)
2010	9.83	0.12	1 .52	1 .64	( 0 .15)	–	(0.15)	11 .32	16 .86
2009	9.08	0.14	1 .08	1 .22	( 0 .11)	( 0 .36)	(0.47)	9 .83	14 .57
2008	15.28	0.30	( 5 .90)	( 5 .60)	( 0 .28)	( 0 .32)	(0.60)	9 .08	(38 .04)
2007	13.60	0.15	1 .84	1 .99	( 0 .21)	( 0 .10)	(0.31)	15 .28	14 .86
2006	12.04	0.09	1 .65	1 .74	( 0 .06)	( 0 .12)	(0.18)	13 .60	14 .55

See accompanying notes.

51

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

		Ratio of Net
Net Assets, End of		Investment Income
Period (in	Ratio of Expenses to	to Average Net	Portfolio
thousands)	Average Net Assets	Assets	Turnover Rate

$39,239	0.41%(e),(f),(g)	3.39%(e)	7 .7%(e)
38,183	0.41 (f),(g)	2.41	36 .2
32,081	0.47 (f),(g)	2.89	28 .4
27,444	0.50 (f),(g)	3.58	12 .7
33,273	0.50 (f),(g)	2.69	14 .7
17,464	0.62 (f),(g)	2.53	16 .6

92,966	0.41 (e),(f),(g)	3.21 (e)	8 .7 (e)
82,683	0.41 (f),(g)	2.02	32 .0
67,298	0.46 (f),(g)	2.57	15 .7
49,723	0.50 (f),(g)	2.93	7 .1
52,923	0.50 (f),(g)	2.17	15 .1
23,723	0.61 (f),(g)	1.91	7 .4

8,843	1.16 (e),(f),(g)	2.48 (e)	8 .7 (e)
8,573	1.16 (f),(g)	1.36	32 .0
8,049	1.22 (f),(g)	1.97	15 .7
7,264	1.25 (f),(g)	2.55	7 .1
11,033	1.25 (f),(g)	1.50	15 .1
5,682	1.40 (f),(g)	1.11	7 .4

75,436	0.41 (e),(f),(g)	2.76 (e)	9 .4 (e)
62,470	0.41 (f),(g)	1.83	32 .1
49,349	0.46 (f),(g)	2.18	9 .5
33,002	0.50 (f),(g)	2.85	6 .6
39,873	0.50 (f),(g)	1.81	15 .5
17,509	0.64 (f),(g)	1.39	9 .4

8,352	1.16 (e),(f),(g)	2.11 (e)	9 .4 (e)
7,929	1.16 (f),(g)	1.17	32 .1
7,373	1.22 (f),(g)	1.58	9 .5
6,193	1.25 (f),(g)	2.36	6 .6
9,058	1.25 (f),(g)	1.08	15 .5
4,175	1.40 (f),(g)	0.72	9 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

52

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2011(c)	$11 .23	$0 .14	$1 .44	$1 .58	($0 .16)	$–	($0 .16)	$12.65	14 .19%(d)
2010	9.71	0.17	1 .54	1 .71	( 0 .19)	–	(0.19)	11 .23	17 .82
2009	8.99	0.16	1 .07	1 .23	( 0 .17)	( 0 .34)	(0.51)	9 .71	14 .98
2008	15.57	0.34	( 6 .22)	( 5 .88)	( 0 .39)	( 0 .31)	(0.70)	8 .99	(39 .41)
2007	13.68	0.22	2 .07	2 .29	( 0 .30)	( 0 .10)	(0.40)	15 .57	17 .09
2006	12.18	0.14	1 .76	1 .90	( 0 .29)	( 0 .11)	(0.40)	13 .68	15 .93
Class B shares
2011(c)	11.13	0.10	1 .43	1 .53	( 0 .07)	–	(0.07)	12 .59	13 .79 (d)
2010	9.64	0.10	1 .51	1 .61	( 0 .12)	–	(0.12)	11 .13	16 .86
2009	8.91	0.11	1 .05	1 .16	( 0 .09)	( 0 .34)	(0.43)	9 .64	14 .11
2008	15.42	0.25	( 6 .17)	( 5 .92)	( 0 .28)	( 0 .31)	(0.59)	8 .91	(39 .79)
2007	13.55	0.12	2 .04	2 .16	( 0 .19)	( 0 .10)	(0.29)	15 .42	16 .22
2006	12.16	0.05	1 .74	1 .79	( 0 .29)	( 0 .11)	(0.40)	13 .55	15 .03
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2011(c)	10.90	0.13	1 .48	1 .61	( 0 .14)	–	(0.14)	12 .37	14 .84 (d)
2010	9.38	0.15	1 .53	1 .68	( 0 .16)	–	(0.16)	10 .90	18 .10
2009	8.72	0.13	1 .04	1 .17	( 0 .15)	( 0 .36)	(0.51)	9 .38	14 .66
2008	15.36	0.33	( 6 .24)	( 5 .91)	( 0 .37)	( 0 .36)	(0.73)	8 .72	(40 .22)
2007	13.41	0.19	2 .13	2 .32	( 0 .26)	( 0 .11)	(0.37)	15 .36	17 .71
2006	11.74	0.09	1 .80	1 .89	( 0 .11)	( 0 .11)	(0.22)	13 .41	16 .30
Class B shares
2011(c)	10.79	0.09	1 .47	1 .56	( 0 .05)	–	(0.05)	12 .30	14 .45 (d)
2010	9.30	0.08	1 .51	1 .59	( 0 .10)	–	(0.10)	10 .79	17 .16
2009	8.63	0.09	1 .01	1 .10	( 0 .07)	( 0 .36)	(0.43)	9 .30	13 .78
2008	15.21	0.25	( 6 .20)	( 5 .95)	( 0 .27)	( 0 .36)	(0.63)	8 .63	(40 .67)
2007	13.30	0.02	2 .18	2 .20	( 0 .18)	( 0 .11)	(0.29)	15 .21	16 .80
2006(h)	12.64	(0.05)	0 .71	0 .66	–	–	–	13 .30	5 .22 (d)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2011(c)	10.93	0.22	0 .30	0 .52	( 0 .30)	–	(0.30)	11 .15	4 .91 (d)
2010	9.95	0.32	1 .00	1 .32	( 0 .34)	–	(0.34)	10 .93	13 .67
2009	9.43	0.26	0 .85	1 .11	( 0 .46)	( 0 .13)	(0.59)	9 .95	12 .76
2008	12.95	0.52	( 3 .36)	( 2 .84)	( 0 .51)	( 0 .17)	(0.68)	9 .43	(23 .06)
2007	12.74	0.51	0 .15	0 .66	( 0 .39)	( 0 .06)	(0.45)	12 .95	5 .30
2006	11.98	0.40	0 .68	1 .08	( 0 .20)	( 0 .12)	(0.32)	12 .74	9 .16
Class B shares
2011(c)	10.81	0.19	0 .29	0 .48	( 0 .22)	–	(0.22)	11 .07	4 .52 (d)
2010	9.86	0.25	0 .99	1 .24	( 0 .29)	–	(0.29)	10 .81	12 .81
2009	9.32	0.20	0 .85	1 .05	( 0 .38)	( 0 .13)	(0.51)	9 .86	12 .08
2008	12.82	0.45	( 3 .36)	( 2 .91)	( 0 .42)	( 0 .17)	(0.59)	9 .32	(23 .73)
2007	12.63	0.40	0 .16	0 .56	( 0 .31)	( 0 .06)	(0.37)	12 .82	4 .51
2006(h)	12.12	0.23	0 .28	0 .51	–	–	–	12 .63	4 .21 (d)

See accompanying notes.

53

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

		Ratio of Net
Net Assets, End of		Investment Income
Period (in	Ratio of Expenses to	to Average Net	Portfolio
thousands)	Average Net Assets	Assets	Turnover Rate

$47,347	0 .41%(e),(f),(g)	2 .47%(e)	11 .9%(e)
38,484	0.41 (f),(g)	1.62	31 .4
30,106	0.46 (f),(g)	1.85	5 .8
19,918	0.50 (f),(g)	2.68	6 .0
24,434	0.50 (f),(g)	1.49	16 .5
9,356	0.64 (f),(g)	1.08	13 .1

6,214	1.16 (e),(f),(g)	1.77 (e)	11 .9 (e)
5,620	1.16 (f),(g)	1.00	31 .4
5,463	1.22 (f),(g)	1.29	5 .8
4,794	1.25 (f),(g)	1.99	6 .0
6,161	1.25 (f),(g)	0.86	16 .5
3,090	1.40 (f),(g)	0.38	13 .1

28,840	0.41 (e),(f),(g)	2.32 (e)	15 .5 (e)
23,723	0.41 (f),(g)	1.45	30 .1
18,611	0.46 (f),(g)	1.63	15 .2
11,391	0.50 (f),(g)	2.70	6 .8
14,930	0.50 (f),(g)	1.32	21 .2
5,685	0.64 (f),(g)	0.67	15 .9

1,911	1.16 (e),(f),(g)	1.64 (e)	15 .5 (e)
1,783	1.16 (f),(g)	0.83	30 .1
1,762	1.22 (f),(g)	1.14	15 .2
1,496	1.25 (f),(g)	2.05	6 .8
2,106	1.25 (f),(g)	0.15	21 .2
451	1.25 (e),(f),(g)	(0.63) (e)	15 .9 (e)

26,154	0.41 (e),(f),(g)	4.17 (e)	16 .1 (e)
25,982	0.41 (f),(g)	3.09	46 .9
21,341	0.47 (f),(g)	2.85	35 .9
17,473	0.50 (f),(g)	4.57	30 .7
15,668	0.50 (f),(g)	3.98	25 .3
6,635	0.65 (f),(g)	3.24	48 .9

804	1.16 (e),(f),(g)	3.48 (e)	16 .1 (e)
840	1.16 (f),(g)	2.43	46 .9
730	1.22 (f),(g)	2.23	35 .9
816	1.25 (f),(g)	3.95	30 .7
758	1.25 (f),(g)	3.18	25 .3
114	1.25 (e),(f),(g)	3.00 (e)	48 .9 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

See accompanying notes.

54

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning of Investment Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	Income (Loss) Investments Operations			Income	Gains	Distributions of Period Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2011(c)	$12 .45	$0 .17(a)	$1 .10	$1 .27	($0 .18)	$–	($0 .18)	$13.54	10 .24%(d)
2010	11.00	0.26(a)	1 .46	1 .72	( 0 .27)	–	(0.27)	12 .45	15 .84
2009	10.84	0.30(a)	1 .06	1 .36	( 0 .29)	( 0 .91)	(1.20)	11 .00	14 .51
2008	16.18	0.47(a)	( 4 .53)	( 4 .06)	( 0 .51)	( 0 .77)	(1.28)	10 .84	(27 .01)
2007	14.51	0.37(a)	1 .70	2 .07	( 0 .32)	( 0 .08)	(0.40)	16 .18	14 .48
2006	13.32	0.28	1 .20	1 .48	( 0 .29)	–	(0.29)	14 .51	11 .26
Class B shares
2011(c)	12.42	0.12(a)	1 .09	1 .21	( 0 .12)	–	(0.12)	13 .51	9 .80 (d)
2010	10.97	0.17(a)	1 .45	1 .62	( 0 .17)	–	(0.17)	12 .42	14 .88
2009	10.81	0.22(a)	1 .06	1 .28	( 0 .21)	( 0 .91)	(1.12)	10 .97	13 .65
2008	16.14	0.37(a)	( 4 .53)	( 4 .16)	( 0 .40)	( 0 .77)	(1.17)	10 .81	(27 .57)
2007	14.47	0.26(a)	1 .69	1 .95	( 0 .20)	( 0 .08)	(0.28)	16 .14	13 .64
2006	13.28	0.17	1 .21	1 .38	( 0 .19)	–	(0.19)	14 .47	10 .44
Class C shares
2011(c)	12.33	0.12(a)	1 .08	1 .20	( 0 .13)	–	(0.13)	13 .40	9 .78 (d)
2010	10.89	0.17(a)	1 .45	1 .62	( 0 .18)	–	(0.18)	12 .33	15 .03
2009	10.75	0.22(a)	1 .05	1 .27	( 0 .22)	( 0 .91)	(1.13)	10 .89	13 .62
2008	16.05	0.36(a)	( 4 .49)	( 4 .13)	( 0 .40)	( 0 .77)	(1.17)	10 .75	(27 .52)
2007	14.40	0.25(a)	1 .69	1 .94	( 0 .21)	( 0 .08)	(0.29)	16 .05	13 .59
2006	13.22	0.17	1 .20	1 .37	( 0 .19)	–	(0.19)	14 .40	10 .47
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2011(c)	10.46	0.18(a)	0 .60	0 .78	( 0 .17)	–	(0.17)	11 .07	7 .55 (d)
2010	9.47	0.29(a)	1 .00	1 .29	( 0 .30)	–	(0.30)	10 .46	13 .84
2009	8.84	0.32(a)	0 .99	1 .31	( 0 .31)	( 0 .37)	(0.68)	9 .47	16 .04
2008	11.93	0.41(a)	( 2 .65)	( 2 .24)	( 0 .44)	( 0 .41)	(0.85)	8 .84	(20 .00)
2007	11.12	0.36(a)	0 .86	1 .22	( 0 .33)	( 0 .08)	(0.41)	11 .93	11 .17
2006	10.49	0.31	0 .65	0 .96	( 0 .31)	( 0 .02)	(0.33)	11 .12	9 .31
Class B shares
2011(c)	10.44	0.13(a)	0 .61	0 .74	( 0 .13)	–	(0.13)	11 .05	7 .09 (d)
2010	9.45	0.22(a)	0 .98	1 .20	( 0 .21)	–	(0.21)	10 .44	12 .89
2009	8.82	0.25(a)	0 .99	1 .24	( 0 .24)	( 0 .37)	(0.61)	9 .45	15 .15
2008	11.91	0.33(a)	( 2 .65)	( 2 .32)	( 0 .36)	( 0 .41)	(0.77)	8 .82	(20 .65)
2007	11.10	0.28(a)	0 .85	1 .13	( 0 .24)	( 0 .08)	(0.32)	11 .91	10 .33
2006	10.47	0.23	0 .65	0 .88	( 0 .23)	( 0 .02)	(0.25)	11 .10	8 .50
Class C shares
2011(c)	10.38	0.14(a)	0 .59	0 .73	( 0 .13)	–	(0.13)	10 .98	7 .12 (d)
2010	9.40	0.22(a)	0 .99	1 .21	( 0 .23)	–	(0.23)	10 .38	12 .99
2009	8.78	0.26(a)	0 .98	1 .24	( 0 .25)	( 0 .37)	(0.62)	9 .40	15 .21
2008	11.86	0.32(a)	( 2 .63)	( 2 .31)	( 0 .36)	( 0 .41)	(0.77)	8 .78	(20 .62)
2007	11.06	0.27(a)	0 .85	1 .12	( 0 .24)	( 0 .08)	(0.32)	11 .86	(10 .31)
2006	10.43	0.23	0 .65	0 .88	( 0 .23)	( 0 .02)	(0.25)	11 .06	8 .57

See accompanying notes.

55

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

Ratio of Net
Investment
		Ratio of Gross	Income to
Net Assets, End of	Ratio of Expenses to	Expenses to	Average Net	Portfolio
Period (in thousands)	Average Net Assets	Average Net Assets	Assets	Turnover Rate

$1,759,781	0.70%(e),(f)	– %	2 .72%(e)	42 .3%(e)
1,627,536	0.71 (f)	–	2 .21	13 .2
1,550,550	0.74 (f)	–	3.01	5.1
1,685,305	0.67 (f)	–	3 .39	34 .8
2,594,033	0.64 (f)	0 .64 (f),(g)	2 .42	14 .6
2,389,102	0.66 (f)	0 .66 (f),(g)	2 .01	10 .0

381,131	1.51 (e),(f)	–	1.94 (e)	42.3 (e)
437,393	1.51 (f)	–	1 .46	13 .2
572,722	1.53 (f)	–	2.28	5.1
748,701	1.43 (f)	–	2 .71	34 .8
1,377,682	1.40 (f)	1 .40 (f),(g)	1 .69	14 .6
1,414,695	1.43 (f)	1 .43 (f),(g)	1 .24	10 .0

612,074	1.43 (e),(f)	–	1.99 (e)	42.3 (e)
576,580	1.45 (f)	–	1 .47	13 .2
575,405	1.48 (f)	–	2.28	5.1
639,449	1.41 (f)	–	2 .65	34 .8
966,785	1.40 (f)	1 .40 (f),(g)	1 .65	14 .6
883,759	1.41 (f)	1 .41 (f),(g)	1 .26	10 .0

340,690	0.69 (e),(f)	–	3.30 (e)	32.7 (e)
313,168	0.70 (f)	–	2 .94	11 .4
274,740	0.74 (f)	–	3.71	9.2
247,297	0.68 (f)	–	3 .83	27 .7
317,494	0.66 (f)	0 .66 (f),(g)	3 .18	12 .7
309,946	0.68 (f)	0 .68 (f),(g)	2 .89	13 .0

65,511	1.51 (e),(f)	–	2.51 (e)	32.7 (e)
77,135	1.51 (f)	–	2 .17	11 .4
93,923	1.54 (f)	–	2.96	9.2
107,873	1.44 (f)	–	3 .12	27 .7
159,229	1.43 (f)	1 .43 (f),(g)	2 .42	12 .7
166,857	1.45 (f)	1 .45 (f),(g)	2 .12	13 .0

180,468	1.44 (e),(f)	–	2.56 (e)	32.7 (e)
172,782	1.45 (f)	–	2 .20	11 .4
160,228	1.48 (f)	–	3.00	9.2
149,913	1.42 (f)	–	3 .07	27 .7
181,365	1.41 (f)	1 .41 (f),(g)	2 .42	12 .7
170,789	1.43 (f)	1 .43 (f),(g)	2 .14	13 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

56

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset		Net Realized		Dividends Distributions		Total
	Value,	Net	and Unrealized Total From		from Net	from	Dividends	Net Asset
	Beginning of Investment Gain (Loss) on Investment Investment					Realized	and	Value, End
	Period	Income (Loss) Investments Operations			Income	Gains	Distributions of Period Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2011(c)	$13 .13	$0 .14(a)	$1 .57	$1 .71	($0 .19)	$–	($0 .19)	$14.65	13 .13%(d)
2010	11.38	0.17(a)	1 .77	1 .94	( 0 .19)	–	(0.19)	13 .13	17 .21
2009	11.58	0.22(a)	0 .95	1 .17	( 0 .22)	( 1 .15)	(1.37)	11 .38	12 .30
2008	19.04	0.45(a)	( 6 .36)	( 5 .91)	( 0 .47)	( 1 .08)	(1.55)	11 .58	(33 .63)
2007	16.44	0.29(a)	2 .52	2 .81	( 0 .21)	–	(0.21)	19 .04	17 .26
2006	14.67	0.18(a)	1 .73	1 .91	( 0 .14)	–	(0.14)	16 .44	13 .07
Class B shares
2011(c)	12.59	0.08(a)	1 .51	1 .59	( 0 .06)	–	(0.06)	14 .12	12 .69 (d)
2010	10.92	0.08(a)	1 .68	1 .76	( 0 .09)	–	(0.09)	12 .59	16 .22
2009	11.13	0.14(a)	0 .90	1 .04	( 0 .10)	( 1 .15)	(1.25)	10 .92	11 .41
2008	18.36	0.34(a)	( 6 .15)	( 5 .81)	( 0 .34)	( 1 .08)	(1.42)	11 .13	(34 .12)
2007	15.86	0.16(a)	2 .42	2 .58	( 0 .08)	–	(0.08)	18 .36	16 .35
2006	14.25	0.06(a)	1 .67	1 .73	( 0 .12)	–	(0.12)	15 .86	12 .19
Class C shares
2011(c)	12.44	0.09(a)	1 .49	1 .58	( 0 .09)	–	(0.09)	13 .93	12 .77 (d)
2010	10.80	0.07(a)	1 .68	1 .75	( 0 .11)	–	(0.11)	12 .44	16 .29
2009	11.03	0.14(a)	0 .90	1 .04	( 0 .12)	( 1 .15)	(1.27)	10 .80	11 .48
2008	18.22	0.32(a)	( 6 .08)	( 5 .76)	( 0 .35)	( 1 .08)	(1.43)	11 .03	(34 .16)
2007	15.75	0.15(a)	2 .42	2 .57	( 0 .10)	–	(0.10)	18 .22	16 .38
2006	14.15	0.06(a)	1 .66	1 .72	( 0 .12)	–	(0.12)	15 .75	12 .21
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2011(c)	11.31	0.22(a)	0 .38	0 .60	( 0 .22)	–	(0.22)	11 .69	5 .41 (d)
2010	10.44	0.39(a)	0 .90	1 .29	( 0 .42)	–	(0.42)	11 .31	12 .61
2009	9.50	0.41(a)	1 .18	1 .59	( 0 .41)	( 0 .24)	(0.65)	10 .44	17 .66
2008	11.92	0.45(a)	( 2 .13)	( 1 .68)	( 0 .47)	( 0 .27)	(0.74)	9 .50	(14 .96)
2007	11.54	0.44(a)	0 .41	0 .85	( 0 .43)	( 0 .04)	(0.47)	11 .92	7 .54
2006	11.19	0.41	0 .39	0 .80	( 0 .42)	( 0 .03)	(0.45)	11 .54	7 .28
Class B shares
2011(c)	11.31	0.18(a)	0 .37	0 .55	( 0 .17)	–	(0.17)	11 .69	4 .94 (d)
2010	10.43	0.30(a)	0 .90	1 .20	( 0 .32)	–	(0.32)	11 .31	11 .69
2009	9.48	0.34(a)	1 .18	1 .52	( 0 .33)	( 0 .24)	(0.57)	10 .43	16 .85
2008	11.91	0.38(a)	( 2 .16)	( 1 .78)	( 0 .38)	( 0 .27)	(0.65)	9 .48	(15 .71)
2007	11.53	0.35(a)	0 .41	0 .76	( 0 .34)	( 0 .04)	(0.38)	11 .91	6 .72
2006	11.17	0.33	0 .39	0 .72	( 0 .33)	( 0 .03)	(0.36)	11 .53	6 .54
Class C shares
2011(c)	11.23	0.18(a)	0 .37	0 .55	( 0 .18)	–	(0.18)	11 .60	4 .97 (d)
2010	10.36	0.30(a)	0 .90	1 .20	( 0 .33)	–	(0.33)	11 .23	11 .81
2009	9.43	0.34(a)	1 .17	1 .51	( 0 .34)	( 0 .24)	(0.58)	10 .36	16 .87
2008	11.85	0.37(a)	( 2 .14)	( 1 .77)	( 0 .38)	( 0 .27)	(0.65)	9 .43	(15 .69)
2007	11.47	0.35(a)	0 .41	0 .76	( 0 .34)	( 0 .04)	(0.38)	11 .85	6 .76
2006	11.12	0.32	0 .39	0 .71	( 0 .33)	( 0 .03)	(0.36)	11 .47	6 .52

See accompanying notes.

57

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

Ratio of Net
Investment
		Ratio of Gross	Income to
Net Assets, End of	Ratio of Expenses to	Expenses to	Average Net	Portfolio
Period (in thousands)	Average Net Assets	Average Net Assets	Assets	Turnover Rate

$1,292,528	0.71%(e),(f)	– %	2 .06%(e)	48 .8%(e)
1,178,547	0.72 (f)	–	1 .37	15 .4
1,103,246	0.77 (f)	–	2.15	4.2
1,204,478	0.68 (f)	–	2 .90	32 .4
2,002,371	0.65 (f)	0 .65 (f),(g)	1 .68	16 .2
1,822,661	0.67 (f)	0 .67 (f),(g)	1 .16	11 .0

289,731	1.52 (e),(f)	–	1.30 (e)	48.8 (e)
317,492	1.52 (f)	–	0 .64	15 .4
414,345	1.55 (f)	–	1.43	4.2
545,926	1.44 (f)	–	2 .26	32 .4
1,089,177	1.41 (f)	1 .41 (f),(g)	0 .96	16 .2
1,093,660	1.44 (f)	1 .44 (f),(g)	0 .39	11 .0

523,472	1.46 (e),(f)	–	1.31 (e)	48.8 (e)
493,019	1.48 (f)	–	0 .64	15 .4
509,044	1.52 (f)	–	1.42	4.2
590,888	1.43 (f)	–	2 .16	32 .4
1,000,468	1.41 (f)	1 .41 (f),(g)	0 .92	16 .2
906,470	1.43 (f)	1 .43 (f),(g)	0 .40	11 .0

515,696	0.69 (e),(f)	–	3.94 (e)	30.2 (e)
461,662	0.70 (f)	–	3.56	9.5
390,778	0.74 (f)	–	4 .34	11 .4
349,745	0.67 (f)	–	4 .09	35 .1
393,734	0.65 (f)	0 .65 (f),(g)	3 .75	9 .7
401,786	0.67 (f)	0 .67 (f),(g)	3 .60	8 .0

81,144	1.54 (e),(f)	–	3.11 (e)	30.2 (e)
105,145	1.51 (f)	–	2.80	9.5
143,196	1.52 (f)	–	3 .61	11 .4
175,763	1.44 (f)	–	3 .39	35 .1
258,168	1.42 (f)	1 .42 (f),(g)	3 .00	9 .7
317,142	1.44 (f)	1 .44 (f),(g)	2 .83	8 .0

194,785	1.44 (e),(f)	–	3.20 (e)	30.2 (e)
193,584	1.45 (f)	–	2.81	9.5
171,350	1.47 (f)	–	3 .59	11 .4
139,041	1.42 (f)	–	3 .35	35 .1
143,587	1.42 (f)	1 .42 (f),(g)	2 .99	9 .7
148,386	1.43 (f)	1 .43 (f),(g)	2 .84	8 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

58

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends Distributions		Total
	Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
	Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
	Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2011(c)	$14 .18	$0 .11	$2 .02	$2 .13	($0 .13)	$–	($0 .13)	$16.18	15 .13%(d)
2010	12.14	0.12	2 .07	2 .19	( 0 .15)	–	(0.15)	14 .18	18 .15
2009	12.26	0.18	0 .93	1 .11	( 0 .07)	( 1 .16)	(1.23)	12 .14	10 .98
2008	21.28	0.44	( 7 .84)	( 7 .40)	( 0 .47)	( 1 .15)	(1.62)	12 .26	(37 .46)
2007	18.13	0.25	3 .12	3 .37	( 0 .22)	–	(0.22)	21 .28	18 .75
2006	15.99	0.13	2 .10	2 .23	( 0 .09)	–	(0.09)	18 .13	13 .99
Class B shares
2011(c)	13.25	0.05	1 .90	1 .95	( 0 .01)	–	(0.01)	15 .19	14 .69 (d)
2010	11.35	0.03	1 .92	1 .95	( 0 .05)	–	(0.05)	13 .25	17 .25
2009	11.55	0.10	0 .86	0 .96	–	( 1 .16)	(1.16)	11 .35	10 .12
2008	20.15	0.33	( 7 .45)	( 7 .12)	( 0 .33)	( 1 .15)	(1.48)	11 .55	(37 .94)
2007	17.18	0.12	2 .94	3 .06	( 0 .09)	–	(0.09)	20 .15	17 .86
2006	15.25	(0.01)	2 .01	2 .00	( 0 .07)	–	(0.07)	17 .18	13 .16
Class C shares
2011(c)	13.27	0.05	1 .90	1 .95	( 0 .03)	–	(0.03)	15 .19	14 .74 (d)
2010	11.39	0.03	1 .92	1 .95	( 0 .07)	–	(0.07)	13 .27	17 .14
2009	11.57	0.10	0 .88	0 .98	–	( 1 .16)	(1.16)	11 .39	10 .30
2008	20.19	0.30	( 7 .43)	( 7 .13)	( 0 .34)	( 1 .15)	(1.49)	11 .57	(37 .96)
2007	17.22	0.09	2 .98	3 .07	( 0 .10)	–	(0.10)	20 .19	17 .90
2006	15.29	–	2 .00	2 .00	( 0 .07)	–	(0.07)	17 .22	13 .12

See accompanying notes.

59

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

Ratio of Net
Investment
Net Assets, End of		Ratio of Gross	Income to
Period (in	Ratio of Expenses to	Expenses to	Average Net	Portfolio
thousands)	Average Net Assets	Average Net Assets	Assets	Turnover Rate

$846,177	0.75%(e),(f)	– %	1 .46%(e)	62 .2%(e)
754,854	0.77 (f)	–	0 .94	15 .6
705,912	0.82 (f)	–	1.71	3.7
729,591	0.72 (f)	–	2 .58	32 .5
1,232,964	0.68 (f)	0.68 (f),(g)	1 .30	15 .7
1,074,546	0.71 (f)	0.71 (f),(g)	0 .74	12 .0

202,852	1.55 (e),(f)	–	0.72 (e)	62.2 (e)
216,781	1.56 (f)	–	0 .23	15 .6
272,702	1.60 (f)	–	1.01	3.7
343,364	1.47 (f)	–	2 .04	32 .5
730,737	1.39 (f)	1.39 (f),(g)	0 .64	15 .7
718,841	1.48 (f)	1.48 (f),(g)	(0 .03)	12 .0

327,311	1.49 (e),(f)	–	0.73 (e)	62.2 (e)
301,333	1.52 (f)	–	0 .21	15 .6
304,256	1.57 (f)	–	0.98	3.7
344,700	1.46 (f)	–	1 .88	32 .5
616,494	1.49 (f)	1.49 (f),(g)	0 .49	15 .7
545,153	1.47 (f)	1.47 (f),(g)	(0 .02)	12 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

60

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
	November 1,	Account Value	2010 to April	November 1,	Account Value	2010 to April	Expense
	2010	April 30, 2011	30, 2011(a)	2010	April 30, 2011	30, 2011(a)	Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,094.25	$2.13	$1,000.00	$1,022.76	$2.06	0.41%
Principal LifeTime 2020 Fund
Class A	1,000.00	1,116.20	2.15	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,111.86	6.07	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2030 Fund
Class A	1,000.00	1,130.29	2.17	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,126.13	6.12	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2040 Fund
Class A	1,000.00	1,141.86	2.18	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,137.88	6.15	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2050 Fund
Class A	1,000.00	1,148.37	2.18	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,144.51	6.17	1,000.00	1,019.04	5.81	1.16
Principal LifeTime Strategic Income Fund
Class A	1,000.00	1,049.09	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,045.25	5.88	1,000.00	1,019.04	5.81	1.16
SAM Balanced Portfolio
Class A	1,000.00	1,102.41	3.65	1,000.00	1,021.32	3.51	0.70
Class B	1,000.00	1,097.97	7.85	1,000.00	1,017.31	7.55	1.51
Class C	1,000.00	1,097.80	7.44	1,000.00	1,017.70	7.15	1.43
SAM Conservative Balanced Portfolio
Class A	1,000.00	1,075.49	3.55	1,000.00	1,021.37	3.46	0.69
Class B	1,000.00	1,070.93	7.75	1,000.00	1,017.31	7.55	1.51
Class C	1,000.00	1,071.16	7.39	1,000.00	1,017.65	7.20	1.44

61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2011 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2010 to April	November 1,	Account Value	2010 to April	Expense
	2010	April 30, 2011	30, 2011(a)	2010	April 30, 2011	30, 2011(a)	Ratio

SAM Conservative Growth Portfolio
Class A	$1,000.00	$1,131.33	$3.75	$1,000.00	$1,021.27	$3.56	0.71%
Class B	1,000.00	1,126.91	8.02	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,127.74	7.70	1,000.00	1,017.55	7.30	1.46
SAM Flexible Income Portfolio
Class A	1,000.00	1,054.10	3.51	1,000.00	1,021.37	3.46	0.69
Class B	1,000.00	1,049.44	7.83	1,000.00	1,017.16	7.70	1.54
Class C	1,000.00	1,049.70	7.32	1,000.00	1,017.65	7.20	1.44
SAM Strategic Growth Portfolio
Class A	1,000.00	1,151.31	4.00	1,000.00	1,021.08	3.76	0.75
Class B	1,000.00	1,146.95	8.25	1,000.00	1,017.11	7.75	1.55
Class C	1,000.00	1,147.39	7.93	1,000.00	1,017.41	7.45	1.49

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

62

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	97	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

63

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	97	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

64

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

65

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2011 and the Statement of Additional Information dated March 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

66

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the MidCap Value Fund III.

Amended and Restated Sub-advisory Agreement with Barrow Hanley

At its March 8, 2011 meeting, the Board considered whether to amend the subadvisory agreement (the “Amended and Restated Sub-advisory Agreement”) between the Manager and Barrow Hanley related to the MidCap Value Fund III. The Board noted that the Amended and Restated Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with Barrow Hanley other than a change to the fee schedule to limit the fees Barrow Hanley is paid on cash and cash equivalents. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2010 meeting. In approving the amended Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2010 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services Barrow Hanley provides to the Funds and that Barrow Hanley’s obligations under the Amended and Restated Sub-advisory Agreement would remain the same in all material respects.

67

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV429-04 | 06/2011 | #t11061001aa ©2011 Principal Financial Services, Inc.

Principal Money Market Fund

Semiannual Report

April 30, 2011

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-9

01/2011

F445PS-11

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-9

01/2011

F456PS-11

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Trust Company
Spectrum Asset Management, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-8

01/2011

F445CA-8

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

BB 9338-8

01/2011

F456CA-8

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights	13
Shareholder Expense Example	15
Supplemental Information	16

STATEMENT OF ASSETS AND LIABILITIES PRINCIPAL FUNDS,INC.

	April 30, 2011 (unaudited)

		Money Market
Amounts in thousands, except per share amounts		Fund
Investment in securities--at cost		$ 1,281,289
Assets
Investment in securities--at value		$ 1,281,289
Cash		16
Receivables:
Dividends and interest		120
Expense reimbursement from Manager		365
Expense reimbursement from Distributor		40
Fund shares sold		2,441
Other assets		26
	Total Assets	1,284,297
Liabilities
Accrued management and investment advisory fees		410
Accrued administrative service fees		10
Accrued distribution fees		115
Accrued service fees		47
Accrued transfer agent fees		407
Accrued directors' expenses		6
Accrued other expenses		349
Payables:
Fund shares redeemed		7,786
Investment securities purchased		8,300
	Total Liabilities	17,430
Net Assets Applicable to Outstanding Shares		$ 1,266,867
Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 1,308,487
Accumulated undistributed (overdistributed) net realized gain (loss)		(41,620)
	Total Net Assets	$ 1,266,867
Capital Stock (par value: $.01 a share):
Shares authorized		17,575,000
Net Asset Value Per Share:
Class A: Net Assets		$ 499,513
Shares Issued and Outstanding		499,577
Net Asset Value per share		$ 1.00
Maximum Offering Price		$ 1.00
Class B: Net Assets		$ 25,980
Shares Issued and Outstanding		25,983
Net Asset Value per share		$ 1.00 (a)
Class C: Net Assets		$ 18,264
Shares Issued and Outstanding		18,266
Net Asset Value per share		$ 1.00 (a)
Class J: Net Assets		$ 277,866
Shares Issued and Outstanding		277,901
Net Asset Value per share		$ 1.00 (a)
Institutional: Net Assets		$ 217,784
Shares Issued and Outstanding		217,811
Net Asset Value per share		$ 1.00
R-1: Net Assets		$ 9,098
Shares Issued and Outstanding		9,099
Net Asset Value per share		$ 1.00
R-2: Net Assets		$ 22,623
Shares Issued and Outstanding		22,626
Net Asset Value per share		$ 1.00
R-3: Net Assets		$ 47,258
Shares Issued and Outstanding		47,264
Net Asset Value per share		$ 1.00
R-4: Net Assets		$ 22,706
Shares Issued and Outstanding		22,709
Net Asset Value per share		$ 1.00
R-5: Net Assets		$ 125,775
Shares Issued and Outstanding		125,790
Net Asset Value per share		$ 1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS PRINCIPAL FUNDS,INC. Six Months Ended April 30, 2011 (unaudited)

Amounts in thousands	Money Market Fund
Net Investment Income (Loss)
Income:
Interest	$ 2,074
Total Income	2,074
Expenses:
Management and investment advisory fees	2,543
Distribution fees - Class B	153
Distribution fees - Class C	95
Distribution fees - Class J	361
Distribution fees - R-1	17
Distribution fees - R-2	36
Distribution fees - R-3	60
Distribution fees - R-4	11
Administrative service fees - R-1	13
Administrative service fees - R-2	24
Administrative service fees - R-3	17
Administrative service fees - R-4	3
Administrative service fees - R-5	7
Registration fees - Class A	15
Registration fees - Class B	11
Registration fees - Class C	15
Registration fees - Class J	36
Registration fees - Institutional	22
Service fees - R-1	12
Service fees - R-2	30
Service fees - R-3	60
Service fees - R-4	28
Service fees - R-5	164
Shareholder reports - Class A	19
Shareholder reports - Class B	5
Shareholder reports - Class C	1
Shareholder reports - Class J	62
Transfer agent fees - Class A	381
Transfer agent fees - Class B	36
Transfer agent fees - Class C	16
Transfer agent fees - Class J	193
Transfer agent fees - Institutional	2
Custodian fees	5
Directors' expenses	18
Professional fees	12
Other expenses	20
Total Gross Expenses	4,503
Less: Reimbursement from Manager - Class A	625
Less: Reimbursement from Manager - Class B	178
Less: Reimbursement from Manager - Class C	40
Less: Reimbursement from Manager - Class J	769
Less: Reimbursement from Manager - Institutional	108
Less: Reimbursement from Manager - R-1	29
Less: Reimbursement from Manager - R-2	63
Less: Reimbursement from Manager - R-3	96
Less: Reimbursement from Manager - R-4	40
Less: Reimbursement from Manager - R-5	224
Less: Reimbursement from Distributor - Class B	38
Less: Reimbursement from Distributor - Class C	95
Less: Reimbursement from Distributor - R-1	17
Less: Reimbursement from Distributor - R-2	36
Less: Reimbursement from Distributor - R-3	60
Less: Reimbursement from Distributor - R-4	11
Total Net Expenses	2,074
Net Investment Income (Loss)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$ –

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Money Market Fund

						Period Ended		Year Ended
						April 30, 2011		October 31, 2010
Operations
Net investment income (loss)						$ –		$ –
Net realized gain (loss) on investments							–		3,636
Change in unrealized appreciation/depreciation of investments							–		–
Net Increase (Decrease) in Net Assets Resulting from Operations							–		3,636

Capital Share Transactions
Net increase (decrease) in capital share transactions							(57,214)	(1,029,617)
		Total increase (decrease) in net assets					(57,214)	(1,025,981)

Net Assets
Beginning of period							1,324,081		2,350,062
End of period (including undistributed net investment income as set forth below)						$ 1,266,867		$ 1,324,081
Undistributed (overdistributed) net investment income (loss)						$ –		$ –

	Class A	Class B	Class C	Class J	Class S(a) Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2011
Dollars:
Sold	$ 293,416	$ 3,786 $	8,037 $	59,769	N/A	$ 83,645	$ 1,178 $	2,541	$ 11,539 $	6,053 $	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	$ (5,736) $	(10,090) $	(2,374) $	(32,386)	N/A	$ 15,705	$ (720) $	(3,082) $	(8,968) $	(168) $	(9,395)
Shares:
Sold	293,416	3,786	8,037	59,769	N/A	83,645	1,178	2,541	11,539	6,053	30,280
Redeemed	(299,152)	(13,876)	(10,411)	(92,155)	N/A	(67,940)	(1,898)	(5,623)	(20,507)	(6,221)	(39,675)
Net Increase (Decrease)	(5,736)	(10,090)	(2,374)	(32,386)	N/A	15,705	(720)	(3,082)	(8,968)	(168)	(9,395)
Year Ended October 31, 2010
Dollars:
Sold	$ 469,628	$ 12,489 $	14,391 $ 135,851		$ 6,506	$ 132,522	$ 2,839 $	8,696	$ 20,776 $	13,086 $	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	$ (132,655) $	(30,724) $ (10,140) $		(36,814) $ (761,480) $		(30,241) $	(238) $	1,655	$ (12,214) $	(3,422) $ (13,344)
Shares:
Sold	469,628	12,489	14,391	135,851	6,506	132,522	2,839	8,696	20,776	13,086	56,656
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(603,810)	(43,213)	(25,057)	(188,959)	(767,986)	(272,273)	(3,087)	(12,364)	(34,051)	(16,516)	(70,650)
Net Increase (Decrease)	(132,655)	(30,724)	(10,140)	(36,814)	(761,480)	(30,241)	(238)	1,655	(12,214)	(3,422)	(13,344)

Distributions:
Period Ended April 30, 2011
From net investment
income	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	N/A	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	N/A	$ –	$ – $	–	$ – $	– $	–
Year Ended October 31, 2010
From net investment
income	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	$ –	$ –	$ – $	–	$ – $	– $	–

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Funds, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 62 other funds. Money Market Fund offers ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class J shares. Certain detailed information for the other classes of shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at $134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition were approximately $134,909,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,568,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the year ended October 31, 2010, would have been $33,000 of net investment income, $3,306,000 of net realized and unrealized gain on investments, and $3,339,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

On September 23, 2010, Principal Management Corporation (the “Manager”) made a payment to Money Market Fund to cover certain realized losses related to prior year security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

4

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2011, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2011, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2011, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Fund did not borrow against the line of credit during the period ended April 30, 2011.

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

4. Fair Valuation (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2011, there were no significant transfers between Level 1 and Level 2.

As of April 30, 2011, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of Common Stock, which is a Level 1 input.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

6

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class B and Class C shares is 1.55% and 1.79%, respectively. The expense limits will expire on February 29, 2012.

The Manager has voluntarily agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Institutional Class shares is .43% and may be terminated at any time. In addition, the Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution Fees. The Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Fund, a portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00%, .25%, .35%, .30%, .25% and .10% for Class B, Class C, Class J, R-1, R-2, R-3, and R-4 Classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2011, were $9,000, $37,000, $4,000, and $61,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2011, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 13,466,000 and 23,925,000 shares of Class A and Institutional shares, respectively.

6. Capital Share Transactions

For the period ended April 30, 2011, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Money Market Fund	3,391	$ 3,391

7

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. Money Market Fund did not make any distributions for the periods ended April 30, 2011 and October 31, 2010.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2010 the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
							Annual
	2014	2015	2016	2017	2018	Total	Limitations*
Money Market Fund	$ 34 $	3,000	$ 35,617 $	2,969 $	–	$ 41,620	$ 5,612

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of Money Market Fund’s losses have been subjected to an annual limitation.

As of October 31, 2010, Money Market Fund utilized capital loss carryforwards of $722,000.

Reclassification of Capital Accounts. Money Market Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2010, Money Market Fund recorded a reclassification of ($41,461,000) to Accumulated Net Realized Gain on Investments and $41,461,000 to Capital Shares and Paid in Capital.

8

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 4.14%				Amount
BlackRock Liquidity Funds TempFund Portfolio	27,980,000 $	27,980	MUNICIPAL BONDS - 7.69%	(000's)	Value (000's)
DWS Money Market Series	24,500,000	24,500	California - 3.50%
	$ 52,480		California Statewide Communities Development
TOTAL INVESTMENT COMPANIES	$ 52,480		Authority FANNIE MAE
	Principal		0.22%, 5/7/2011	$ 300	$ 300
	Amount		City of Santa Rosa CA
BONDS - 12.22%	(000's) Value (000's)		0.53%, 5/7/2011	4,465	4,465
Automobile Asset Backed Securities - 2.14%			Kern Water Bank Authority
Ally Auto Receivables Trust			0.21%, 5/7/2011	5,453	5,453
0.34%, 11/15/2011(a)	$ 1,450 $	1,450	San Jose Redevelopment Agency
AmeriCredit Automobile Receivables Trust			0.23%, 5/7/2011	26,510	26,510
0.32%, 2/8/2012	2,542	2,542	Santa Rosa Rancheria Tachi Yokut Tribe
CarMax Auto Owner Trust			Enterprise
0.33%, 3/15/2012(a)	4,866	4,866	0.25%, 5/7/2011	7,785	7,785
Ford Credit Auto Lease Trust					$ 44,513
0.38%, 11/15/2011(b)	1,115	1,115	Colorado - 0.16%
Honda Auto Receivables Owner Trust			Colorado Housing & Finance Authority
0.32%, 3/15/2012(a)	6,109	6,109	0.26%, 5/7/2011	325	325
Nissan Auto Receivables Owner Trust			County of Kit Carson CO
0.36%, 10/17/2011(a)	1,248	1,248	0.25%, 5/7/2011	1,700	1,700
Santander Consumer Acquired Receivables Trust					$ 2,025
0.36%, 1/17/2012(b)	1,458	1,458	Georgia - 0.18%
Santander Drive Auto Receivables Trust			Savannah College of Art & Design Inc
0.31%, 5/15/2012(c)	5,800	5,800	0.28%, 5/7/2011	2,300	2,300
World Omni Automobile Lease Securitization
Trust			Illinois - 1.28%
0.30%, 4/15/2012(c)	2,500	2,500	Memorial Health System/IL
	$ 27,088		0.25%, 5/7/2011	16,205	16,205
Banks - 0.63%
JP Morgan Chase Bank NA			Indiana - 0.25%
0.25%, 5/21/2012(a)	8,000	8,000	Ball State University Foundation Inc
			0.25%, 5/2/2011	3,150	3,150
Diversified Financial Services - 4.98%
Corporate Finance Managers Inc			Minnesota - 0.57%
0.21%, 5/7/2011	13,015	13,015	City of St Paul MN
ING USA Global Funding Trust			0.21%, 5/7/2011	2,300	2,300
1.06%, 6/3/2011(a),(d)	15,000	15,000	Minnesota Housing Finance Agency GO OF AGY
MetLife			0.21%, 5/7/2011	4,960	4,960
0.66%, 8/16/2011(a),(d)	15,000	15,000			$ 7,260
NGSP Inc			New Mexico - 0.32%
0.27%, 5/7/2011	20,000	20,000	City of Las Cruces NM
	$ 63,015		0.21%, 5/7/2011	4,000	4,000
Healthcare - Services - 1.27%
Everett Clinic PS			New York - 0.65%
0.29%, 5/7/2011	4,900	4,900	Housing Development Corp/NY
Portland Clinic LLP/The			0.23%, 5/7/2011	2,730	2,730
0.28%, 5/7/2011	11,200	11,200	0.26%, 5/7/2011	5,400	5,400
	$ 16,100				$ 8,130
Insurance - 1.26%			North Carolina - 0.15%
New York Life Insurance Co			North Carolina Capital Facilities Finance Agency
0.33%, 7/28/2011(a),(d)	16,000	16,000	0.28%, 5/7/2011	1,855	1,855

Other Asset Backed Securities - 1.20%			Oklahoma - 0.41%
CNH Equipment Trust			Oklahoma University Hospital
0.43%, 12/9/2011	3,242	3,242	0.28%, 5/7/2011	5,200	5,200
GE Equipment Midticket LLC
0.35%, 9/14/2011(b)	135	135	Oregon - 0.07%
John Deere Owner Trust			Lake Oswego Redevelopment Agency
0.31%, 5/11/2012	7,900	7,900	0.26%, 5/7/2011	890	890
Macquarie Equipment Funding Trust
0.43%, 3/20/2012(a),(b)	3,931	3,932	Washington - 0.15%
	$ 15,209		Washington State Housing Finance Commission
Pharmaceuticals - 0.74%			0.30%, 5/7/2011	230	230
Sanofi-Aventis SA			Washington State Housing Finance
0.36%, 3/28/2012(a)	9,400	9,400	Commission FANNIE MAE
			0.22%, 5/7/2011	945	945
TOTAL BONDS	$ 154,812		0.23%, 5/7/2011	680	680
					$ 1,855
			TOTAL MUNICIPAL BONDS		$ 97,383

See accompanying notes

9

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Maturity			Principal
	Amount			Amount
REPURCHASE AGREEMENTS - 7.38%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Banks - 7.38%			Commercial Services (continued)
Credit Suisse Repurchase Agreement; 0.03% dated $	44,000	$ 44,000	Salvation Army/United States
04/29/11 maturing 05/02/11 (collateralized by			0.25%, 6/13/2011	$ 7,000	$ 6,998
US Treasury Strips; $44,880,000; 6.63% -					$ 12,498
8.75%; dated 08/15/20 - 02/15/27)			Diversified Financial Services - 34.34%
Deutsche Bank Repurchase Agreement; 0.03%	49,500	49,500	BNP Paribas Finance Inc
dated 04/29/11 maturing 05/02/11			0.27%, 7/5/2011	7,000	6,997
(collateralized by Sovereign Agency Issues;			0.40%, 9/16/2011	8,000	7,988
$50,490,000; 0.00% - 5.63%; dated 08/01/11			0.46%, 8/16/2011	7,900	7,889
- 04/01/56)			0.47%, 8/4/2011	6,000	5,992
		$ 93,500	CAFCO LLC
TOTAL REPURCHASE AGREEMENTS		$ 93,500	0.30%, 5/13/2011(b)	7,000	6,999
	Principal		0.33%, 7/15/2011(b)	8,000	7,994
	Amount		0.37%, 8/11/2011(b)	8,000	7,992
COMMERCIAL PAPER - 69.08%	(000's)	Value (000's)	0.40%, 7/8/2011(b)	7,000	6,995
Banks - 19.16%			Charta Corp
Abbey National North America LLC			0.26%, 5/12/2011(b)	5,120	5,120
0.42%, 6/2/2011	$ 4,700	$ 4,698	0.29%, 6/15/2011(b)	8,700	8,697
0.44%, 5/3/2011	7,000	7,000	0.38%, 9/1/2011(b)	7,900	7,890
Australia & New Zealand Banking Group Ltd			0.38%, 9/19/2011(b)	8,100	8,088
0.35%, 6/13/2011(b),(e)	8,700	8,696	CRC Funding LLC
Bank of America Corp			0.27%, 6/14/2011(b)	7,000	6,998
0.08%, 5/2/2011	7,000	7,000	0.39%, 7/12/2011(b)	7,000	6,994
0.18%, 5/18/2011	8,000	7,999	0.40%, 8/8/2011(b)	8,000	7,991
0.22%, 6/17/2011	8,000	7,998	Credit Agricole North America Inc
0.23%, 7/14/2011	8,000	7,996	0.29%, 7/1/2011	8,000	7,996
Bank of Nova Scotia/New York			0.45%, 7/19/2011	4,200	4,196
0.07%, 5/2/2011	9,000	9,000	Danske Corp
0.27%, 6/1/2011	8,000	7,998	0.30%, 5/9/2011(b)	6,000	6,000
0.31%, 8/8/2011	6,800	6,794	Gemini Securitization Corp LLC
0.32%, 7/25/2011	6,900	6,895	0.24%, 5/5/2011(b)	3,000	3,000
Barclays Bank PLC			0.25%, 7/7/2011(b)	7,000	6,997
0.30%, 6/15/2011(b),(e)	7,000	6,998	0.30%, 5/19/2011(b)	15,100	15,098
BPCE SA			ING US Funding LLC
0.34%, 7/8/2011(b),(e)	5,000	4,997	0.30%, 5/20/2011	9,000	8,998
0.37%, 8/3/2011(b),(e)	7,000	6,993	John Deere Credit Inc
Credit Suisse/New York NY			0.14%, 6/8/2011(b)	8,000	7,999
0.34%, 6/15/2011	7,900	7,897	John Deere Credit Ltd/Australia
0.37%, 7/11/2011	7,800	7,794	0.08%, 5/2/2011(b)	12,000	12,000
Deutsche Bank Financial LLC			0.18%, 5/5/2011(b)	8,000	8,000
0.50%, 6/10/2011	6,600	6,596	Jupiter Securitization Co LLC
DnB NOR Bank ASA			0.15%, 5/12/2011(b)	7,500	7,500
0.39%, 9/7/2011(b),(e)	8,000	7,989	0.16%, 5/13/2011(b)	7,000	7,000
0.40%, 8/22/2011(b),(e)	5,000	4,994	0.22%, 6/1/2011(b)	7,000	6,999
Intesa Funding LLC			0.26%, 5/10/2011(b)	7,900	7,899
0.29%, 6/16/2011	8,000	7,997	National Rural Utilities Cooperative Finance Corp
0.30%, 6/14/2011	8,000	7,997	0.18%, 6/20/2011	8,000	7,998
0.40%, 6/6/2011	8,000	7,997	Nieuw Amsterdam Receivables Corp
0.46%, 5/26/2011	3,500	3,499	0.23%, 6/8/2011(b)	3,500	3,499
Skandinaviska Enskilda Banken AB			0.25%, 7/6/2011(b)	5,700	5,697
0.35%, 8/5/2011(b),(e)	7,000	6,994	0.26%, 5/4/2011(b)	7,300	7,300
Standard Chartered Bank/New York			0.26%, 5/6/2011(b)	8,000	8,000
0.27%, 5/2/2011(b)	7,000	7,000	Nordea North America Inc/DE
0.34%, 8/10/2011(b)	6,900	6,894	0.30%, 5/6/2011	8,000	8,000
0.36%, 6/22/2011(b)	7,000	6,996	0.38%, 6/2/2011	8,000	7,997
Svenska Handelsbanken Inc			PACCAR Financial Corp
0.30%, 7/1/2011(b)	6,133	6,130	0.13%, 5/20/2011	7,000	6,999
UBS Finance Delaware LLC			Rabobank USA Financial Corp
0.41%, 6/20/2011	7,000	6,996	0.27%, 7/5/2011	6,500	6,497
0.49%, 8/16/2011	6,700	6,690	0.30%, 5/5/2011	8,000	8,000
0.53%, 7/15/2011	7,000	6,992	0.35%, 8/15/2011	6,000	5,994
0.53%, 7/19/2011	8,600	8,590	0.37%, 8/3/2011	5,000	4,995
Westpac Banking Corp			Reckitt Benckiser Treasury Services PLC
0.30%, 11/15/2011(b),(e)	8,000	7,987	0.42%, 10/5/2011(b)	7,000	6,987
0.35%, 9/7/2011(b),(e)	7,700	7,690	0.42%, 11/21/2011(b)	8,000	7,981
		$ 242,781	0.46%, 11/7/2011(b)	8,000	7,980
Commercial Services - 0.99%			River Fuel Co NO.2 Inc
Salvation Army Eastern Territory			0.23%, 7/29/2011	8,000	7,995
0.28%, 5/4/2011	5,500	5,500	Sheffield Receivables Corp
			0.17%, 6/28/2011(b)	8,000	7,998

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Supranational Bank (continued)
Sheffield Receivables Corp (continued)			Corp Andina de Fomento (continued)
0.18%, 5/5/2011(b)	$ 7,000	$ 7,000	0.51%, 7/20/2011(b)	$ 8,000	$ 7,991
0.19%, 5/9/2011(b)	3,000	3,000			$ 30,272
Societe Generale North America Inc			TOTAL COMMERCIAL PAPER		$ 875,114
0.29%, 5/2/2011	6,000	6,000		Principal
0.37%, 8/1/2011	6,500	6,494		Amount
Starbird Funding Corp			CERTIFICATE OF DEPOSIT - 0.63%	(000's)	Value (000's)
0.15%, 6/2/2011(b)	7,000	6,999	Banks - 0.63%
0.23%, 7/29/2011(b)	7,000	6,996	Credit Suisse/New York NY
0.27%, 6/16/2011(b)	5,500	5,498	0.30%, 11/22/2011(a),(e)	8,000	8,000
0.27%, 6/21/2011(b)	8,000	7,997
Thunder Bay Funding LLC			TOTAL CERTIFICATE OF DEPOSIT		$ 8,000
0.18%, 6/13/2011(b)	7,000	6,998
0.25%, 6/9/2011(b)	6,900	6,898	Total Investments		$ 1,281,289
			Liabilities in Excess of Other Assets, Net - (1.14)%		$ (14,422)
Toyota Credit Canada Inc			TOTAL NET ASSETS - 100.00%		$ 1,266,867
0.27%, 6/10/2011	8,000	7,998
0.30%, 5/9/2011	6,900	6,899
Toyota Motor Credit Corp			(a)	Variable Rate. Rate shown is in effect at April 30, 2011.
0.26%, 5/25/2011	8,000	7,999	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Variable Funding Capital Co LLC			1933. These securities may be resold in transactions exempt from
0.20%, 7/14/2011(b)	8,000	7,997	registration, normally to qualified institutional buyers. Unless otherwise
		$ 434,996	indicated, these securities are not considered illiquid. At the end of the
Electric - 5.02%			period, the value of these securities totaled $542,915 or 42.85% of net
GDF Suez			assets.
0.25%, 5/27/2011(b)	8,000	7,999	(c) Security purchased on a when-issued basis.
0.25%, 6/3/2011(b)	6,000	5,999	(d) Security is Illiquid
0.27%, 5/2/2011(b)	3,500	3,500	(e)	Security issued by foreign bank and denominated in USD.
0.28%, 5/9/2011(b)	8,000	7,999
0.33%, 5/11/2011(b)	6,100	6,099
Oglethorpe Power Corp
0.20%, 5/3/2011(b)	7,000	7,000	Unrealized Appreciation (Depreciation)
0.23%, 5/9/2011(b)	4,000	4,000	The net federal income tax unrealized appreciation (depreciation) and federal tax
Southern Co Funding Corp			cost of investments held as of the period end were as follows:
0.23%, 5/3/2011(b)	6,000	6,000
0.23%, 5/31/2011(b)	15,000	14,997	Unrealized Appreciation		$ —
		$ 63,593	Unrealized Depreciation		—
			Net Unrealized Appreciation (Depreciation)		$ —
Healthcare - Services - 0.63%			Cost for federal income tax purposes		$ 1,281,289
Catholic Health Initiatives
0.32%, 5/19/2011	8,000	8,000	All dollar amounts are shown in thousands (000's)

Insurance - 2.44%			Portfolio Summary (unaudited)
New York Life Capital Corp			Sector		Percent
0.15%, 5/17/2011(b)	7,660	7,659	Financial		70.82%
0.22%, 5/3/2011(b)	6,250	6,250	Revenue Bonds		7.08%
Prudential Funding LLC			Utilities		5.02%
0.21%, 5/27/2011	8,000	7,999	Exchange Traded Funds		4.14%
Prudential PLC			Consumer, Non-cyclical		3.63%
0.32%, 5/23/2011(b)	9,000	8,998	Energy		3.56%
		$ 30,906	Asset Backed Securities		3.34%
			Government		2.39%
Miscellaneous Manufacturing - 0.55%			Industrial		0.55%
Illinois Tool Works Inc
0.15%, 5/16/2011(b)	7,000	7,000	Insured		0.54%
			Tax Allocation		0.07%

Oil & Gas - 3.56%			Liabilities in Excess of Other Assets, Net		(1.14)%
BP Capital Markets PLC			TOTAL NET ASSETS		100.00%
0.30%, 5/31/2011	8,000	7,998
0.31%, 5/24/2011(b)	7,200	7,199
0.32%, 5/26/2011(b)	8,000	7,998
Shell International Finance BV
0.40%, 5/2/2011(b)	8,000	8,000
0.73%, 7/1/2011(b)	6,900	6,891
Total Capital Canada Ltd
0.41%, 12/16/2011(b)	7,000	6,982
		$ 45,068
Supranational Bank - 2.39%
Corp Andina de Fomento
0.28%, 8/12/2011(b)	7,000	6,994
0.36%, 8/29/2011(b)	8,000	7,990
0.44%, 6/7/2011(b)	7,300	7,297

11

See accompanying notes

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12

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net		Dividends	Total
	Value,	Investment	Total From	from Net	Dividends	Net Asset		Net Assets, End of
	Beginning Income Investment Investment				and	Value End		Period (in
	of Period (Loss)(a) Operations			Income Distributions of Period			Total Return	thousands)
MONEY MARKET FUND
Class J shares
2011(c)	$1 .00	$–	$–	$–	$–	$1 .00	0 .00%(d),(e)	$277,866
2010	1.00	–	–	–	–	1 .00	0.00 (e)	310,250
2009	1.00	–	–	–	–	1 .00	0.33 (e)	346,703
2008	1 .00	0 .03	0 .03	(0 .03)	(0 .03)	1 .00	2 .67 (e)	355,746
2007	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	4 .46 (e)	186,246
2006	1 .00	0 .04	0 .04	(0 .04)	(0 .04)	1 .00	3 .82 (e)	157,486

See accompanying notes.

13

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of Gross	Ratio of Net
Ratio of Expenses	Expenses to	Investment Income
to Average Net	Average Net	to Average Net
Assets	Assets(b)	Assets

0.32%(f)	0.85%(f)	0.00%(f)
0.35	0.85	0.00
0.69	0.92	0.32
0.87	–	2.51
0.98	–	4.37
1.11	1.11	3.76

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2011.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

14

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2011 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1,	Account Value	Ending	November 1,
	November 1,	Account Value	2010 to	November 1,	Account Value	2010 to	Annualized
	2010	April 30, 2011	April 30, 2011(a)	2010	April 30, 2011	April 30, 2011(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$1.59	$1,000.00	$1,023.21	$1.61	0.32%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

15

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	97	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	97	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Consultant, C.P. Damos Consulting,	97	None
Director since 2008	LLC. Formerly, CEO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	97	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	97	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	CEO, MAM USA	97	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	97	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	97	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	97	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

16

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	97	None
Director, Chairman	“Manager”), Principal Shareholder Services (“PSS”) since
Member, Executive Committee	2007, Columbus Circle Investors, and Spectrum; Chairman,
1952	Principal Funds Distributor, Inc. (“PFD”) since 2007;
Acting Chairman, Princor since 2008; Senior Vice
President, Principal Life Insurance Company (“PLIC”);
Director, Currency Management Group, London affiliate
since 2008.

Nora M. Everett	President and Director, the Manager since 2008; Director,	97	None
Director, President and CEO	PFD since 2008, Princor since 2008, PSS since 2008, Edge
Member, Executive Committee	since 2008, and Principal International Holding Company,
1959	LLC since 2006; CEO, Princor since 2009; Senior Vice
President/Retirement & Investor Services, PLIC since
2008; Director, Principal Asset Management Co. (Asia)
Limited since 2008; Chairman, Principal Financial
Advisors, Inc. since 2010; Director, Principal International since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and CEO	97	None
Director	of WM Group of Funds; President and Director of Edge
Member, Operations Committee	Asset Management, Inc.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael J. Beer	Executive Vice President and Chief Operating Officer, the Manager; Executive
Executive Vice President	Vice President, PFD; President, Princor, PSS since 2007; Director, the Manager
711 High Street, Des Moines, IA 50392	since 2008, Princor, and PSS since 2007. Vice President – Mutual Funds and
1961	Broker Dealer, PLIC.

Randy L. Bergstrom	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

17

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

18

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2011 and the Statement of Additional Information dated March 1, 2011. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved an Amended and Restated Sub-advisory Agreement with Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) related to the MidCap Value Fund III.

Amended and Restated Sub-advisory Agreement with Barrow Hanley

At its March 8, 2011 meeting, the Board considered whether to amend the subadvisory agreement (the “Amended and Restated Sub-advisory Agreement”) between the Manager and Barrow Hanley related to the MidCap Value Fund III. The Board noted that the Amended and Restated Sub-advisory Agreement was the same in all material aspects as the previous subadvisory agreement with Barrow Hanley other than a change to the fee schedule to limit the fees Barrow Hanley is paid on cash and cash equivalents. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2010 meeting. In approving the amended Sub-advisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2010 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services Barrow Hanley provides to the Funds and that Barrow Hanley’s obligations under the Amended and Restated Sub-advisory Agreement would remain the same in all material respects.

20

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV314-08 | 06/2011 | #t1106100058 ©2011 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 6/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 6/21/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/21/2011